UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.8%

Consumer Discretionary - 8.9%

CalAtlantic Group Inc 6.250% due 12/15/21	$2,000,000	$2,155,000
CCO Safari II LLC 4.908% due 07/23/25 ~	2,950,000	3,117,418
Cedar Fair LP 5.250% due 03/15/21	2,000,000	2,082,500
Dollar General Corp 4.150% due 11/01/25	2,000,000	2,106,194
General Motors Co 5.200% due 04/01/45	2,000,000	1,886,422
6.250% due 10/02/43	1,000,000	1,071,920
GLP Capital LP 4.875% due 11/01/20	2,000,000	2,090,000
Lennar Corp 4.500% due 06/15/19	3,000,000	3,112,500
McDonald’s Corp 4.875% due 12/09/45	2,050,000	2,249,252
MGM Resorts International 6.750% due 10/01/20	1,500,000	1,630,500
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,262,500
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,100,000	1,122,000
Newell Rubbermaid Inc 3.850% due 04/01/23	2,500,000	2,597,603
O’Reilly Automotive Inc 3.550% due 03/15/26	1,000,000	1,030,138
PulteGroup Inc 4.250% due 03/01/21	600,000	612,000
Signet UK Finance PLC 4.700% due 06/15/24	2,000,000	1,985,944
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,000,000	2,065,000
Toll Brothers Finance Corp 4.375% due 04/15/23	500,000	491,250
4.875% due 11/15/25	1,100,000	1,091,750
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,125,000	1,177,031

		34,936,922

Consumer Staples - 3.9%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	6,000,000	6,317,550
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,301,193
Reynolds American Inc 4.450% due 06/12/25	1,250,000	1,378,444
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	2,000,000	2,057,500
The Procter & Gamble Co 2.700% due 02/02/26	1,300,000	1,337,076
Walgreens Boots Alliance Inc 3.300% due 11/18/21	2,000,000	2,063,026

		15,454,789

Energy - 2.2%

Cimarex Energy Co 5.875% due 05/01/22	1,000,000	1,033,846
Energy Transfer Partners LP 4.050% due 03/15/25	1,500,000	1,323,075
Exxon Mobil Corp 4.114% due 03/01/46	2,000,000	2,126,800
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,423,534

	Principal Amount	Value
Kinder Morgan Inc 5.550% due 06/01/45	$650,000	$579,771
Occidental Petroleum Corp 3.400% due 04/15/26 #	1,000,000	1,009,050
The Williams Cos Inc 3.700% due 01/15/23	1,500,000	1,128,750

		8,624,826

Financials - 22.1%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	1,500,000	1,496,250
Ally Financial Inc 4.125% due 02/13/22	2,000,000	1,972,500
American Tower Corp REIT 3.300% due 02/15/21	1,050,000	1,069,618
3.500% due 01/31/23	1,500,000	1,516,943
5.000% due 02/15/24	1,000,000	1,099,579
Aon PLC 3.875% due 12/15/25	950,000	970,128
Ares Capital Corp 4.875% due 11/30/18	1,950,000	2,004,896
Bank of America Corp 1.950% due 05/12/18	1,500,000	1,502,694
4.200% due 08/26/24	3,000,000	3,059,631
4.250% due 10/22/26	2,000,000	2,038,100
Berkshire Hathaway Inc 3.125% due 03/15/26	1,200,000	1,234,972
Capital One Financial Corp 4.200% due 10/29/25	2,000,000	2,029,850
Citigroup Inc 4.400% due 06/10/25	2,000,000	2,044,132
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,000,000	3,030,711
Crown Castle International Corp REIT 3.400% due 02/15/21	1,250,000	1,270,570
Duke Realty LP REIT 3.625% due 04/15/23	4,000,000	4,028,896
Ford Motor Credit Co LLC 4.250% due 09/20/22	4,500,000	4,822,789
General Motors Financial Co Inc 4.375% due 09/25/21	3,000,000	3,105,828
HCP Inc REIT 3.400% due 02/01/25	2,000,000	1,844,586
4.000% due 06/01/25	2,000,000	1,926,444
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	3,078,729
Kilroy Realty LP REIT 3.800% due 01/15/23	4,000,000	4,083,696
Legg Mason Inc 4.750% due 03/15/26	1,000,000	1,016,387
Marsh & McLennan Cos Inc 3.300% due 03/14/23	1,600,000	1,632,773
McGraw Hill Financial Inc 4.400% due 02/15/26	3,500,000	3,813,471
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,227,895
Morgan Stanley 2.375% due 07/23/19	2,000,000	2,023,050
5.000% due 11/24/25	3,000,000	3,254,331
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,000,000	3,045,612
Prudential Financial Inc 5.200% due 03/15/44 §	2,000,000	1,927,860
Royal Bank of Scotland Group PLC (United Kingdom) 4.800% due 04/05/26	1,650,000	1,659,587
Senior Housing Properties Trust REIT 4.750% due 05/01/24	1,000,000	970,595

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 2.550% due 10/23/19	$4,500,000	$4,575,928
2.875% due 02/25/21	1,000,000	1,019,189
4.250% due 10/21/25	2,000,000	2,036,930
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,000,000	2,071,474
Trinity Acquisition PLC 4.400% due 03/15/26	1,000,000	1,016,921
Ventas Realty LP REIT 3.500% due 02/01/25	2,000,000	1,977,292
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	2,000,000	2,040,004
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,005,768

		86,546,609

Health Care - 3.2%

Actavis Funding SCS 3.000% due 03/12/20	3,000,000	3,094,335
Biogen Inc 5.200% due 09/15/45	1,650,000	1,837,847
Centene Corp 5.625% due 02/15/21 ~	200,000	209,000
HCA Inc 6.500% due 02/15/20	1,000,000	1,100,000
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,000,000	2,004,024
Perrigo Finance Unlimited Co 4.375% due 03/15/26	800,000	825,529
Stryker Corp 4.625% due 03/15/46	1,200,000	1,288,584
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	1,250,000	1,140,625
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	1,012,714

		12,512,658

Industrials - 13.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,487,681	2,528,106
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,200,000	1,198,500
Air Lease Corp 3.875% due 04/01/21	4,000,000	4,085,000
4.250% due 09/15/24	2,000,000	1,980,000
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	3,000,000	3,086,250
3.600% due 03/22/29	1,900,000	1,959,375
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	959,077	914,719
4.375% due 04/01/24	908,759	901,516
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,849,320	1,944,097
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,978,669	3,027,073
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,793,943	1,850,003
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	3,128,950	3,320,598
4.950% due 11/23/20	873,511	920,462
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	392,077	388,157
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	1,352,417	1,313,535

	Principal Amount	Value
International Lease Finance Corp 7.125% due 09/01/18 ~	$1,000,000	$1,092,500
Lockheed Martin Corp 3.550% due 01/15/26	1,000,000	1,060,674
4.700% due 05/15/46	2,100,000	2,358,609
Masco Corp 3.500% due 04/01/21	1,750,000	1,771,875
4.375% due 04/01/26	800,000	818,488
Owens Corning 4.200% due 12/15/22	2,000,000	2,030,244
4.200% due 12/01/24	1,000,000	1,000,915
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	2,000,000	1,989,336
The ADT Corp 6.250% due 10/15/21	2,000,000	2,020,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	4,760,464	4,718,810
United Rentals North America Inc 4.625% due 07/15/23	1,000,000	997,500
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,658,298	1,758,841

		51,035,183

Information Technology - 2.4%

Apple Inc 3.250% due 02/23/26	2,500,000	2,610,812
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	2,250,000	2,321,957
Total System Services Inc 4.800% due 04/01/26	750,000	773,560
Visa Inc 3.150% due 12/14/25	1,500,000	1,568,459
4.300% due 12/14/45	2,000,000	2,194,332

		9,469,120

Materials - 1.6%

Ardagh Packaging Finance PLC (Ireland) 3.634% due 12/15/19 § ~	1,000,000	987,500
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	2,750,000	2,251,461
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,539,495
Tronox Finance LLC 6.375% due 08/15/20	2,000,000	1,550,000

		6,328,456

Telecommunication Services - 3.4%

AT&T Inc 3.950% due 01/15/25	3,000,000	3,124,917
CC Holdings GS V LLC 3.849% due 04/15/23	2,000,000	2,065,788
T-Mobile USA Inc 6.125% due 01/15/22	500,000	518,750
Verizon Communications Inc 3.500% due 11/01/24	4,000,000	4,206,144
5.150% due 09/15/23	3,000,000	3,469,320

		13,384,919

Utilities - 3.1%

Calpine Corp 7.875% due 01/15/23 ~	825,000	878,625
CMS Energy Corp 3.600% due 11/15/25	900,000	931,598
Exelon Corp 5.100% due 06/15/45 ~	3,000,000	3,279,753
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,500,000	3,759,318
NRG Energy Inc 6.625% due 03/15/23	1,000,000	937,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Southern Power Co 4.150% due 12/01/25	$1,500,000	$1,549,250
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	835,000

		12,171,354

Total Corporate Bonds & Notes (Cost $250,455,348)		250,464,836

SENIOR LOAN NOTES - 19.0%

Consumer Discretionary - 5.7%

Altice US Finance I Corp (Luxemborg) 4.250% due 12/14/22 §	1,984,467	1,980,952
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,464,697	1,359,239
CCO Safari III LLC Term H 3.250% due 08/24/21 §	2,000,000	1,998,750
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	2,247,125	2,234,953
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	1,156,203	1,159,398
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	1,484,906	1,350,027
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,778,947	1,781,616
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	2,969,620	2,970,782
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	1,437,777	1,440,923
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	2,279,866	2,280,816
PetSmart Inc Term B1 4.250% due 03/11/22 §	1,985,000	1,979,293
Seminole Tribe of Florida 3.000% due 04/29/20 §	1,837,209	1,832,387

		22,369,136

Consumer Staples - 1.3%

Albertson’s LLC Term B4 5.500% due 08/25/21 §	990,000	992,166
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	1,750,000	1,751,491
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	2,375,000	2,386,875

		5,130,532

Financials - 1.3%

AmWINS Group LLC 5.250% due 09/06/19 §	1,979,570	1,985,345
Hub International Ltd Term B 4.000% due 10/02/20 §	1,979,798	1,930,798
Realogy Corp Term B 3.750% due 03/05/20 §	989,873	991,729

		4,907,872

Health Care - 3.5%

Alere Inc Term B due 06/18/22 µ	207,810	206,820
4.250% due 06/18/22 §	3,782,140	3,764,114
Community Health Systems Inc Term H 4.000% due 01/27/21 §	3,970,000	3,911,196
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,969,309	2,958,175
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	248,125	246,264
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	2,659,811	2,658,149

		13,744,718

	Principal Amount	Value
Industrials - 1.6%

AlixPartners LLP Term B 4.500% due 07/28/22 §	$995,000	$992,098
HD Supply Inc Term B 3.750% due 08/13/21 §	1,492,500	1,484,415
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	990,000	987,422
TransDigm Inc Term D 3.750% due 06/04/21 §	1,979,849	1,960,050
Term E
3.500% due 05/14/22 §	990,481	974,633

		6,398,618

Information Technology - 3.4%

Avago Technologies Cayman Ltd Term B1 (Cayman) 4.250% due 02/01/23 §	4,000,000	3,985,276
First Data Corp 3.932% due 03/24/18 §	1,210,925	1,210,081
3.932% due 09/24/18 §	2,000,000	1,997,084
ON Semiconductor Corp Term B due 03/31/23 µ	1,687,500	1,693,406
Solera Holdings Inc Term B 5.750% due 03/03/23 §	3,500,000	3,500,312
TransFirst Inc Term B 6.250% due 11/12/21 §	997,481	997,356

		13,383,515

Materials - 0.9%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,979,798	1,980,210
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	1,630,737	1,585,892

		3,566,102

Telecommunication Services - 1.3%

Level 3 Financing Inc 4.000% due 08/01/19 §	2,000,000	2,006,250
Term B
4.000% due 01/15/20 §	2,000,000	2,007,500
Zayo Group LLC Term B 3.750% due 05/06/21 §	982,519	980,852

		4,994,602

Total Senior Loan Notes (Cost $74,987,615)		74,495,095

U.S. GOVERNMENT AGENCY ISSUES - 2.0%

Fannie Mae 1.875% due 09/18/18	4,500,000	4,611,901
Freddie Mac 1.250% due 10/02/19	3,250,000	3,266,390

Total U.S. Government Agency Issues (Cost $7,829,370)		7,878,291

U.S. TREASURY OBLIGATIONS - 11.0%

U.S. Treasury Bonds - 1.8%

2.500% due 02/15/45	1,750,000	1,707,139
2.875% due 08/15/45	3,000,000	3,156,681
3.000% due 11/15/45	1,800,000	1,944,000

		6,807,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 9.2%

0.625% due 10/15/16	$1,000,000	$1,001,055
0.625% due 02/15/17	1,000,000	1,000,293
0.750% due 03/15/17	3,500,000	3,504,582
1.250% due 01/31/19	2,500,000	2,528,663
1.375% due 07/31/18	3,500,000	3,547,645
1.375% due 09/30/18	3,500,000	3,550,655
1.500% due 10/31/19	2,500,000	2,544,043
1.750% due 09/30/22	1,000,000	1,015,762
1.750% due 01/31/23	2,500,000	2,535,450
1.875% due 10/31/22	1,500,000	1,535,157
2.000% due 10/31/21	3,500,000	3,619,903
2.000% due 08/15/25	3,000,000	3,059,181
2.125% due 12/31/21	3,500,000	3,641,708
2.125% due 12/31/22	2,500,000	2,597,655
2.250% due 11/15/25	500,000	520,586

		36,202,338

Total U.S. Treasury Obligations (Cost $42,519,407)		43,010,158

FOREIGN GOVERNMENT BONDS & NOTES - 2.7%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,992,500
Korea International (South Korea) 3.875% due 09/11/23	3,000,000	3,363,150
Mexico Government (Mexico) 3.500% due 01/21/21	1,000,000	1,037,500
3.625% due 03/15/22	1,000,000	1,035,000
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	2,020,238

Total Foreign Government Bonds & Notes (Cost $10,316,607)		10,448,388

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $7,254,469; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $7,404,401)	$7,254,463	$7,254,463

Total Short-Term Investment (Cost $7,254,463)		7,254,463

TOTAL INVESTMENTS - 100.3% (Cost $393,362,810)		393,551,231

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,265,677)

NET ASSETS - 100.0%		$392,285,554

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$250,464,836	$-	$250,464,836	$-
	Senior Loan Notes	74,495,095	-	74,495,095	-
	U.S. Government Agency Issues	7,878,291	-	7,878,291	-
	U.S. Treasury Obligations	43,010,158	-	43,010,158	-
	Foreign Government Bonds & Notes	10,448,388	-	10,448,388	-
	Short-Term Investment	7,254,463	-	7,254,463	-

	Total	$393,551,231	$-	$393,551,231	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,612,891
GMAC Capital Trust I	229,331	5,620,903

		7,233,794

Total Preferred Stocks (Cost $7,267,172)		7,233,794

	Principal Amount

CORPORATE BONDS & NOTES - 38.5%

Consumer Discretionary - 3.3%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,206,638
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	3,760,000	3,788,200
Amazon.com Inc 4.950% due 12/05/44	4,190,000	4,848,505
American Axle & Manufacturing Inc 6.625% due 10/15/22	440,000	458,700
CCO Holdings LLC
5.875% due 04/01/24 ~	390,000	409,500
7.000% due 01/15/19	561,000	572,320
CCO Safari II LLC
6.384% due 10/23/35 ~	560,000	618,348
6.484% due 10/23/45 ~	6,190,000	6,908,535
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	4,020,579
Comcast Corp
5.150% due 03/01/20	1,658,000	1,867,258
5.650% due 06/15/35	290,000	357,842
5.700% due 05/15/18	5,000,000	5,467,970
6.500% due 11/15/35	630,000	837,848
6.950% due 08/15/37	740,000	1,040,396
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	58,010
DISH DBS Corp
5.125% due 05/01/20	380,000	378,100
5.875% due 07/15/22	1,110,000	1,054,500
5.875% due 11/15/24	6,176,000	5,681,920
6.750% due 06/01/21	90,000	93,150
Dollar Tree Inc 5.750% due 03/01/23 ~	1,620,000	1,724,288
Ford Motor Co 4.750% due 01/15/43	8,920,000	8,935,539
General Motors Co 6.250% due 10/02/43	570,000	610,994
Hilton Worldwide Finance LLC 5.625% due 10/15/21	4,640,000	4,831,168
L Brands Inc 5.625% due 10/15/23	690,000	760,725
McDonald’s Corp 3.700% due 01/30/26	2,560,000	2,718,984
MGM Resorts International 6.625% due 12/15/21	800,000	862,000
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,145,480
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	761,234
NCL Corp Ltd
4.625% due 11/15/20 ~	900,000	909,000
5.250% due 11/15/19 ~	870,000	896,100
Neptune Finco Corp 6.625% due 10/15/25 ~	570,000	617,681

	Principal Amount	Value
Netflix Inc
5.500% due 02/15/22	$130,000	$136,752
5.875% due 02/15/25	670,000	708,525
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,918,200
Newell Rubbermaid Inc
3.150% due 04/01/21	1,040,000	1,069,997
3.850% due 04/01/23	2,040,000	2,119,644
4.200% due 04/01/26	1,590,000	1,666,307
Numericable-SFR SAS (France)
6.000% due 05/15/22 ~	2,170,000	2,126,600
6.250% due 05/15/24 ~	720,000	701,640
QVC Inc 5.950% due 03/15/43	100,000	87,499
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	1,820,000	1,988,350
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,117,750
The Goodyear Tire & Rubber Co 5.125% due 11/15/23	1,790,000	1,839,225
Time Warner Cable Inc
4.125% due 02/15/21	10,000	10,581
5.500% due 09/01/41	1,440,000	1,433,265
5.875% due 11/15/40	930,000	965,838
6.750% due 06/15/39	1,050,000	1,185,724
7.300% due 07/01/38	1,130,000	1,329,688
8.250% due 04/01/19	5,445,000	6,344,356
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,261,051
Time Warner Inc
4.700% due 01/15/21	410,000	451,996
6.250% due 03/29/41	450,000	522,037
7.700% due 05/01/32	9,300,000	11,971,992
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,093,452
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,684,865
Viacom Inc
3.875% due 04/01/24	610,000	608,834
4.250% due 09/01/23	620,000	633,444
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	900,000	941,625

		116,360,749

Consumer Staples - 4.9%

Altria Group Inc
2.850% due 08/09/22	7,200,000	7,452,302
4.750% due 05/05/21	4,000,000	4,543,892
5.375% due 01/31/44	2,730,000	3,349,601
9.250% due 08/06/19	3,330,000	4,118,511
9.950% due 11/10/38	740,000	1,305,569
10.200% due 02/06/39	290,000	532,976
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	2,520,000	2,592,382
3.300% due 02/01/23	4,310,000	4,486,068
3.650% due 02/01/26	19,320,000	20,342,511
4.900% due 02/01/46	14,800,000	16,576,873
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	8,320,000	8,401,536
5.000% due 04/15/20	1,360,000	1,526,291
5.375% due 01/15/20	2,300,000	2,595,739
Constellation Brands Inc
4.250% due 05/01/23	820,000	842,550
6.000% due 05/01/22	850,000	960,500
CVS Health Corp
2.750% due 12/01/22	6,800,000	6,996,486
3.875% due 07/20/25	1,850,000	2,001,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
4.875% due 07/20/35	$2,400,000	$2,685,010
5.125% due 07/20/45	4,780,000	5,561,167
5.750% due 05/15/41	320,000	392,580
CVS Pass-Through Trust
5.298% due 01/11/27 ~	654,690	714,430
6.036% due 12/10/28	3,027,095	3,396,661
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,956,744
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	5,620,000	5,882,420
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,545,296
Kraft Heinz Foods Co
3.500% due 06/06/22	4,540,000	4,775,730
3.950% due 07/15/25 ~	1,820,000	1,942,397
4.875% due 02/15/25 ~	769,000	848,232
5.000% due 07/15/35 ~	1,680,000	1,859,031
5.200% due 07/15/45 ~	1,020,000	1,146,061
5.375% due 02/10/20	1,219,000	1,362,363
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	516,486
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,637,250
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,746,040
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	8,980,000	9,710,909
5.500% due 01/15/42 ~	470,000	509,069
Philip Morris International Inc
2.500% due 08/22/22	2,560,000	2,639,401
2.900% due 11/15/21	1,460,000	1,545,249
4.500% due 03/20/42	2,080,000	2,241,922
6.375% due 05/16/38	1,970,000	2,635,742
Reynolds American Inc
3.250% due 06/12/20	974,000	1,020,326
5.850% due 08/15/45	6,570,000	8,016,274
6.150% due 09/15/43	330,000	407,555
8.125% due 06/23/19	1,220,000	1,459,357
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	1,450,000	1,491,688
6.875% due 02/15/21	1,380,000	1,429,163
Spectrum Brands Inc 5.750% due 07/15/25	800,000	854,000
The Kroger Co 6.400% due 08/15/17	2,610,000	2,790,531
Tyson Foods Inc 5.150% due 08/15/44	820,000	920,649
Wal-Mart Stores Inc
5.250% due 09/01/35	930,000	1,154,452
5.375% due 04/05/17	915,000	956,986
Wm Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	687,300
2.900% due 10/21/19 ~	2,380,000	2,447,037

		176,510,375

Energy - 5.2%

Anadarko Petroleum Corp
4.850% due 03/15/21	1,160,000	1,182,765
6.375% due 09/15/17	145,000	151,899
8.700% due 03/15/19	5,485,000	6,133,749
Apache Corp
3.250% due 04/15/22	492,000	475,918
6.000% due 01/15/37	1,010,000	1,008,231
6.900% due 09/15/18	5,000,000	5,419,545
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	547,200
Baker Hughes Inc
3.200% due 08/15/21	200,000	203,433
7.500% due 11/15/18	4,060,000	4,552,941

	Principal Amount	Value
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	$870,000	$886,968
3.561% due 11/01/21	220,000	231,930
California Resources Corp
5.500% due 09/15/21	750,000	168,750
6.000% due 11/15/24	3,160,000	718,900
Chesapeake Energy Corp
6.125% due 02/15/21	2,210,000	861,900
6.500% due 08/15/17	650,000	438,750
6.875% due 11/15/20	520,000	206,700
CNOOC Finance LLC (China) 3.500% due 05/05/25	8,380,000	8,257,350
Concho Resources Inc 6.500% due 01/15/22	1,526,000	1,529,815
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,154,695
Continental Resources Inc
4.500% due 04/15/23	650,000	546,813
5.000% due 09/15/22	420,000	364,088
Devon Energy Corp
3.250% due 05/15/22	2,510,000	2,126,808
5.000% due 06/15/45	3,330,000	2,494,170
5.600% due 07/15/41	170,000	133,570
5.850% due 12/15/25	2,650,000	2,563,589
7.950% due 04/15/32	2,810,000	2,864,697
Ecopetrol SA (Colombia)
5.375% due 06/26/26	3,720,000	3,391,524
5.875% due 05/28/45	3,580,000	2,836,076
Ensco PLC
4.700% due 03/15/21	1,350,000	941,153
5.200% due 03/15/25	80,000	45,000
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,572,886
8.375% due 08/01/66 §	3,000,000	2,403,750
Exxon Mobil Corp
3.043% due 03/01/26	3,090,000	3,167,951
4.114% due 03/01/46	1,250,000	1,329,250
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	3,738,000	3,214,680
6.500% due 11/15/20	527,000	424,235
Halliburton Co
2.700% due 11/15/20	1,080,000	1,097,620
3.800% due 11/15/25	3,250,000	3,255,860
Hess Corp 8.125% due 02/15/19	2,850,000	3,125,698
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,516,405
Kinder Morgan Energy Partners LP
3.500% due 09/01/23	1,410,000	1,279,942
6.850% due 02/15/20	2,180,000	2,384,818
Kinder Morgan Inc
5.000% due 02/15/21 ~	1,720,000	1,757,795
5.300% due 12/01/34	1,029,000	892,259
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	340,000	206,975
MPLX LP
4.875% due 12/01/24 ~	2,220,000	2,051,191
4.875% due 06/01/25 ~	1,190,000	1,087,472
5.500% due 02/15/23 ~	1,680,000	1,629,046
Murray Energy Corp 11.250% due 04/15/21 ~	2,670,000	360,450
Noble Energy Inc
5.250% due 11/15/43	1,130,000	980,490
6.000% due 03/01/41	200,000	183,527
8.250% due 03/01/19	3,290,000	3,623,675
Oasis Petroleum Inc
6.875% due 03/15/22	1,560,000	1,162,200
7.250% due 02/01/19	520,000	399,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
3.125% due 02/15/22	$1,350,000	$1,396,333
3.400% due 04/15/26 #	1,890,000	1,907,104
4.625% due 06/15/45	1,280,000	1,339,629
Petrobras Global Finance BV (Brazil)
4.875% due 03/17/20	4,270,000	3,564,169
5.375% due 01/27/21	15,300,000	12,598,785
6.250% due 03/17/24	5,750,000	4,612,650
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,631,819
6.000% due 03/05/20	2,000,000	2,120,000
6.375% due 01/23/45	3,990,000	3,718,680
6.625% due 06/15/35	1,280,000	1,235,200
6.875% due 08/04/26 ~	2,070,000	2,245,950
8.000% due 05/03/19	2,130,000	2,378,038
Pride International Inc 6.875% due 08/15/20	470,000	343,688
QEP Resources Inc
5.250% due 05/01/23	740,000	647,500
6.875% due 03/01/21	2,190,000	2,020,275
Range Resources Corp
4.875% due 05/15/25 ~	270,000	237,600
5.000% due 03/15/23	4,040,000	3,444,100
Regency Energy Partners LP
4.500% due 11/01/23	520,000	459,691
5.875% due 03/01/22	1,770,000	1,722,481
6.500% due 07/15/21	680,000	673,200
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	680,000	657,050
5.750% due 05/15/24	1,030,000	988,800
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	2,570,000	2,608,344
4.000% due 12/21/25 ~	1,960,000	2,026,854
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	53,764
SESI LLC 7.125% due 12/15/21	850,000	643,875
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.625% due 11/01/18 ~	680,000	459,000
Shell International Finance BV (Netherlands)
4.125% due 05/11/35	1,570,000	1,612,255
4.375% due 03/25/20	4,150,000	4,534,564
4.375% due 05/11/45	1,750,000	1,761,961
Sinopec Group Overseas Development Ltd (China)
2.750% due 05/17/17 ~	2,400,000	2,431,202
4.375% due 04/10/24 ~	6,760,000	7,230,733
SM Energy Co
5.000% due 01/15/24	1,210,000	837,925
6.125% due 11/15/22	1,710,000	1,261,125
6.500% due 01/01/23	690,000	493,350
The Williams Cos Inc
7.500% due 01/15/31	5,935,000	4,851,862
7.875% due 09/01/21	440,000	409,085
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26 ~	3,690,000	4,267,714
Transocean Inc 5.800% due 12/15/16	1,370,000	1,371,028
Whiting Petroleum Corp
5.750% due 03/15/21	990,000	663,300
6.250% due 04/01/23	3,580,000	2,407,550
Williams Partners LP
4.875% due 05/15/23	800,000	695,855
4.875% due 03/15/24	1,010,000	883,067
6.125% due 07/15/22	2,495,000	2,320,285

		187,313,642

	Principal Amount	Value
Financials - 13.5%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	$2,220,000	$2,244,504
AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	2,590,000	2,583,525
Ally Financial Inc 7.500% due 09/15/20	32,000	35,560
American International Group Inc 3.750% due 07/10/25	4,630,000	4,635,514
Bank of America Corp
2.600% due 01/15/19	7,240,000	7,368,669
3.300% due 01/11/23	1,190,000	1,202,156
3.875% due 03/22/17	1,230,000	1,258,821
3.875% due 08/01/25	3,510,000	3,659,017
4.000% due 04/01/24	10,280,000	10,805,935
4.125% due 01/22/24	9,345,000	9,919,325
4.200% due 08/26/24	4,930,000	5,027,994
4.875% due 04/01/44	6,140,000	6,718,892
5.000% due 05/13/21	5,590,000	6,211,077
5.000% due 01/21/44	8,740,000	9,654,038
5.625% due 07/01/20	600,000	674,870
5.650% due 05/01/18	2,070,000	2,223,449
5.700% due 05/02/17	1,520,000	1,581,005
5.750% due 12/01/17	560,000	595,363
6.250% § ±	6,230,000	6,113,188
7.625% due 06/01/19	1,400,000	1,630,763
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	180,101
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,633,501
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,402,239
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,509,479
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	966,842
3.350% due 05/03/26	1,270,000	1,327,296
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,877,002
5.000% due 08/15/22	770,000	781,550
5.000% due 08/01/23	1,330,000	1,339,975
5.375% due 05/15/20	290,000	301,600
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,384,041
4.400% due 06/10/25	4,900,000	5,008,123
4.450% due 09/29/27	4,150,000	4,187,367
4.650% due 07/30/45	9,890,000	10,402,381
5.500% due 09/13/25	4,580,000	5,023,376
5.900% § ±	670,000	659,950
5.950% § ±	8,860,000	8,540,530
6.300% § ±	3,900,000	3,750,759
6.625% due 06/15/32	480,000	562,154
6.675% due 09/13/43	1,100,000	1,338,186
8.125% due 07/15/39	200,000	296,866
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,164,741
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	3,980,000	4,123,029
4.625% due 12/01/23	5,690,000	6,018,262
5.250% due 08/04/45	1,880,000	2,041,020
5.750% due 12/01/43	2,730,000	3,193,246
11.000% § ± ~	4,830,000	5,813,630
Credit Agricole SA (France) 8.375% § ± ~	9,290,000	10,290,533
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.875% due 05/15/45	5,980,000	5,720,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Daimler Finance North America LLC (Germany) 2.625% due 09/15/16 ~	$5,390,000	$5,424,140
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	198,935
3.200% due 01/15/21	4,680,000	4,792,732
3.664% due 09/08/24	2,770,000	2,803,553
5.750% due 02/01/21	1,070,000	1,213,017
8.125% due 01/15/20	1,940,000	2,306,509
GE Capital International Funding Co
2.342% due 11/15/20 ~	13,485,000	13,835,866
3.373% due 11/15/25 ~	3,577,000	3,823,505
4.418% due 11/15/35 ~	4,464,000	4,840,994
General Motors Financial Co Inc
2.750% due 05/15/16	930,000	931,704
3.250% due 05/15/18	280,000	284,841
3.450% due 04/10/22	450,000	442,670
4.250% due 05/15/23	1,250,000	1,259,370
4.375% due 09/25/21	930,000	962,807
Goldman Sachs Capital II 4.000% § ±	4,726,000	3,393,268
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	4,801,068
HSBC Finance Corp 6.676% due 01/15/21	570,000	655,751
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	6,230,000	6,362,873
4.250% due 03/14/24	3,300,000	3,341,118
4.250% due 08/18/25	4,560,000	4,512,439
4.300% due 03/08/26	3,400,000	3,510,524
6.375% § ±	3,840,000	3,571,200
Hyundai Capital America (South Korea) 2.125% due 10/02/17 ~	1,370,000	1,374,029
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	5,862,585
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	10,270,000	9,636,731
JPMorgan Chase & Co
3.375% due 05/01/23	4,290,000	4,316,027
3.875% due 09/10/24	4,790,000	4,915,704
4.250% due 10/15/20	3,230,000	3,500,002
4.350% due 08/15/21	690,000	755,640
4.500% due 01/24/22	2,310,000	2,552,467
4.950% due 06/01/45	4,380,000	4,642,502
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,495,720
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	358,500
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,020,523
M&T Bank Corp 6.875% ±	10,130,000	10,193,313
MetLife Inc 4.750% due 02/08/21	2,370,000	2,636,454
Morgan Stanley
4.750% due 03/22/17	600,000	619,867
5.450% due 01/09/17	5,155,000	5,319,517
Nationwide Building Society (United Kingdom) 3.900% due 07/21/25 ~	990,000	1,046,562
Navient Corp 8.000% due 03/25/20	3,380,000	3,371,550
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,534,346
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,218,750
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	6,260,000	6,030,396
6.000% due 12/19/23	4,240,000	4,302,341
6.100% due 06/10/23	3,870,000	3,970,697

	Principal Amount	Value
6.125% due 12/15/22	$1,910,000	$2,032,171
6.400% due 10/21/19	370,000	415,546
7.640% § ±	600,000	586,500
7.648% § ±	560,000	658,000
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,348,207
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	577,548
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	8,620,000	7,839,304
6.409% § ± ~	3,900,000	3,732,612
State Street Corp 4.956% due 03/15/18	8,180,000	8,602,538
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,696,223
The Goldman Sachs Group Inc
3.850% due 07/08/24	4,190,000	4,338,515
4.250% due 10/21/25	2,400,000	2,444,316
4.750% due 10/21/45	2,400,000	2,519,302
5.150% due 05/22/45	2,820,000	2,876,434
5.250% due 07/27/21	1,570,000	1,770,120
5.750% due 01/24/22	400,000	462,295
5.950% due 01/15/27	3,270,000	3,758,410
6.000% due 06/15/20	6,360,000	7,260,493
6.250% due 02/01/41	9,880,000	12,329,815
6.750% due 10/01/37	4,145,000	4,947,754
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,461,047
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	3,080,000	3,091,763
Voya Financial Inc 2.900% due 02/15/18	700,000	711,184
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,882,064
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	4,730,000	4,824,609
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,740,804
3.450% due 02/13/23	4,330,000	4,445,853
3.676% due 06/15/16 §	2,830,000	2,847,798
4.300% due 07/22/27	8,560,000	9,099,426
4.600% due 04/01/21	6,240,000	6,931,161
4.650% due 11/04/44	1,160,000	1,193,468
4.900% due 11/17/45	3,920,000	4,214,666
5.375% due 11/02/43	2,030,000	2,300,364
5.606% due 01/15/44	3,567,000	4,097,513
5.875% § ±	2,330,000	2,490,887
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	3,004,520
ZFS Finance USA Trust II (Switzerland) 6.450% due 12/15/65 § ~	2,565,000	2,572,695

		485,030,705

Health Care - 2.6%

AbbVie Inc
1.750% due 11/06/17	2,910,000	2,924,835
3.600% due 05/14/25	1,600,000	1,683,461
Actavis Funding SCS
3.450% due 03/15/22	1,420,000	1,476,647
3.800% due 03/15/25	2,730,000	2,846,257
4.550% due 03/15/35	120,000	124,485
4.750% due 03/15/45	840,000	893,371
Amgen Inc
3.625% due 05/22/24	1,270,000	1,342,784
5.375% due 05/15/43	740,000	846,092
Anthem Inc
3.125% due 05/15/22	3,300,000	3,323,852
3.700% due 08/15/21	220,000	231,530
7.000% due 02/15/19	1,290,000	1,460,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Baxalta Inc 5.250% due 06/23/45 ~	$380,000	$404,891
Becton Dickinson & Co
3.734% due 12/15/24	2,150,000	2,294,005
4.685% due 12/15/44	740,000	802,773
Catholic Health Initiatives 4.350% due 11/01/42	420,000	415,733
Celgene Corp
3.550% due 08/15/22	1,980,000	2,080,980
3.875% due 08/15/25	4,290,000	4,519,155
5.000% due 08/15/45	2,180,000	2,367,282
5.250% due 08/15/43	320,000	359,022
Centene Corp
5.625% due 02/15/21 ~	1,140,000	1,191,300
6.125% due 02/15/24 ~	680,000	717,400
DaVita HealthCare Partners Inc 5.125% due 07/15/24	1,340,000	1,355,912
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	1,230,000	1,337,625
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,104,300
5.875% due 01/31/22 ~	1,220,000	1,346,270
Gilead Sciences Inc
3.650% due 03/01/26	2,770,000	2,951,648
3.700% due 04/01/24	4,550,000	4,887,437
4.750% due 03/01/46	3,140,000	3,455,598
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,772,636
HCA Inc
4.250% due 10/15/19	2,120,000	2,187,575
5.250% due 04/15/25	300,000	309,750
5.375% due 02/01/25	620,000	627,558
5.875% due 02/15/26	470,000	485,275
7.500% due 02/15/22	3,070,000	3,489,264
Humana Inc
3.150% due 12/01/22	970,000	984,293
4.625% due 12/01/42	1,090,000	1,063,681
Kindred Healthcare Inc 8.750% due 01/15/23	1,820,000	1,744,925
Mallinckrodt International Finance SA 5.500% due 04/15/25 ~	140,000	124,250
Medtronic Inc
3.125% due 03/15/22	430,000	454,460
3.500% due 03/15/25	6,520,000	6,967,696
4.450% due 03/15/20	2,110,000	2,346,755
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,440,331
Pfizer Inc 6.200% due 03/15/19	270,000	307,363
Tenet Healthcare Corp
6.750% due 06/15/23	1,020,000	981,750
8.125% due 04/01/22	2,020,000	2,082,438
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,647,884
UnitedHealth Group Inc
3.750% due 07/15/25	820,000	884,976
3.875% due 10/15/20	2,610,000	2,827,770
4.750% due 07/15/45	380,000	436,966
5.700% due 10/15/40	10,000	12,598
5.800% due 03/15/36	860,000	1,095,831
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	4,190,000	3,435,800
7.500% due 07/15/21 ~	720,000	603,446
Zimmer Biomet Holdings Inc 4.450% due 08/15/45	1,020,000	1,000,536

		92,060,889

	Principal Amount	Value
Industrials - 2.0%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	$390,000	$412,406
Air 2 US 8.027% due 10/01/20 ~	786,020	821,391
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,511,651
CSC Holdings LLC 6.750% due 11/15/21	220,000	226,490
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,326,649	3,829,805
Eaton Corp
1.500% due 11/02/17	300,000	300,396
2.750% due 11/02/22	9,649,000	9,673,952
4.150% due 11/02/42	2,040,000	2,056,779
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,231,100
General Electric Co
3.150% due 09/07/22	1,369,000	1,461,277
4.375% due 09/16/20	396,000	442,128
4.500% due 03/11/44	2,610,000	2,921,861
4.650% due 10/17/21	98,000	111,939
5.250% due 12/06/17	3,535,000	3,791,341
5.300% due 02/11/21	1,378,000	1,602,070
5.875% due 01/14/38	450,000	588,209
6.000% due 08/07/19	2,786,000	3,214,055
6.150% due 08/07/37	317,000	427,267
6.875% due 01/10/39	886,000	1,288,086
International Lease Finance Corp 6.750% due 09/01/16 ~	5,660,000	5,751,975
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,759,994
Lockheed Martin Corp
3.100% due 01/15/23	300,000	311,726
3.550% due 01/15/26	3,240,000	3,436,584
4.500% due 05/15/36	580,000	626,107
Raytheon Co 3.125% due 10/15/20	1,680,000	1,791,315
The Boeing Co 4.875% due 02/15/20	5,560,000	6,261,222
UAL Pass-Through Trust 9.750% due 07/15/18	252,086	265,051
United Rentals North America Inc
5.500% due 07/15/25	1,770,000	1,754,512
7.375% due 05/15/20	10,000	10,469
United Technologies Corp
4.500% due 04/15/20	2,630,000	2,909,253
4.500% due 06/01/42	540,000	586,639
Waste Management Inc
3.500% due 05/15/24	1,930,000	2,022,837
7.375% due 05/15/29	1,910,000	2,614,108
West Corp 5.375% due 07/15/22 ~	3,430,000	3,159,201

		72,173,196

Information Technology - 0.8%

Activision Blizzard Inc 5.625% due 09/15/21 ~	3,380,000	3,570,125
First Data Corp 7.000% due 12/01/23 ~	5,060,000	5,129,575
Harris Corp 5.054% due 04/27/45	1,200,000	1,283,879
Intel Corp
3.700% due 07/29/25	890,000	976,406
4.900% due 07/29/45	670,000	753,059
Micron Technology Inc
5.500% due 02/01/25	500,000	407,812
5.625% due 01/15/26 ~	730,000	580,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
National Semiconductor Corp 6.600% due 06/15/17	$380,000	$405,160
Oracle Corp 1.200% due 10/15/17	4,990,000	5,019,037
Visa Inc
3.150% due 12/14/25	7,280,000	7,612,252
4.300% due 12/14/45	3,620,000	3,971,741

		29,709,396

Materials - 2.1%

ArcelorMittal (Luxembourg)
6.125% due 06/01/25	1,440,000	1,339,200
6.500% due 03/01/21	830,000	821,700
7.250% due 02/25/22	740,000	735,930
8.000% due 10/15/39	1,090,000	953,750
Ardagh Packaging Finance PLC (Ireland) 3.634% due 12/15/19 § ~	3,700,000	3,653,750
Axiall Corp 4.875% due 05/15/23	840,000	823,721
Barrick Gold Corp (Canada)
4.100% due 05/01/23	1,217,000	1,187,431
6.950% due 04/01/19	1,068,000	1,167,458
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	4,480,000	4,586,445
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,101,952
5.000% due 09/30/43	2,320,000	2,366,098
6.500% due 04/01/19	8,630,000	9,714,972
6.750% due 10/19/75 § ~	5,250,000	5,256,562
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,787,939
Eagle Spinco Inc 4.625% due 02/15/21	4,200,000	4,079,670
Ecolab Inc 4.350% due 12/08/21	940,000	1,039,604
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	2,250,000	2,255,625
Glencore Finance Canada Ltd (Switzerland)
2.700% due 10/25/17 ~	5,480,000	5,372,417
5.800% due 11/15/16 ~	490,000	496,151
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	7,400,000	6,592,112
LyondellBasell Industries NV
5.000% due 04/15/19	885,000	946,271
6.000% due 11/15/21	490,000	564,521
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,410,000	2,311,395
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	690,100
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	10,000	10,397
Southern Copper Corp (Peru)
5.250% due 11/08/42	7,320,000	6,038,883
6.750% due 04/16/40	600,000	586,530
Steel Dynamics Inc 6.375% due 08/15/22	540,000	558,900
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	5,725,000	4,554,638
WestRock RKT Co
3.500% due 03/01/20	1,270,000	1,289,307
4.000% due 03/01/23	1,150,000	1,180,135

		75,063,564

Telecommunication Services - 2.6%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,260,128
5.625% due 11/15/17	1,500,000	1,596,226

	Principal Amount	Value
AT&T Inc
3.000% due 02/15/22	$260,000	$265,786
3.400% due 05/15/25	13,360,000	13,418,744
3.875% due 08/15/21	370,000	394,390
4.350% due 06/15/45	2,740,000	2,530,231
4.450% due 05/15/21	390,000	426,732
5.500% due 02/01/18	3,625,000	3,887,588
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,410,000	5,507,894
CenturyLink Inc
5.625% due 04/01/20	640,000	650,726
5.625% due 04/01/25	370,000	330,688
5.800% due 03/15/22	530,000	511,900
6.150% due 09/15/19	1,000,000	1,042,500
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,731,670
Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	2,010,000	1,286,400
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	846,771
Sprint Communications Inc
9.000% due 11/15/18 ~	1,870,000	1,968,175
11.500% due 11/15/21	4,179,000	3,740,205
Sprint Corp 7.625% due 02/15/25	4,560,000	3,408,600
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,238,168
5.877% due 07/15/19	350,000	391,837
6.221% due 07/03/17	150,000	158,417
6.421% due 06/20/16	250,000	252,695
Verizon Communications Inc
5.150% due 09/15/23	4,900,000	5,666,556
6.400% due 09/15/33	6,242,000	7,700,762
6.550% due 09/15/43	24,234,000	31,992,273

		95,206,062

Utilities - 1.5%

AES Corp
4.875% due 05/15/23	1,170,000	1,131,975
5.500% due 03/15/24	120,000	117,900
5.500% due 04/15/25	330,000	320,100
7.375% due 07/01/21	1,880,000	2,115,000
8.000% due 06/01/20	1,130,000	1,288,200
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	746,532
6.500% due 09/15/37	3,200,000	4,187,187
Calpine Corp 5.875% due 01/15/24 ~	1,720,000	1,814,600
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,417,036
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,373,728
4.250% due 03/15/23	4,980,000	5,193,293
7.375% due 11/15/31	14,550,000	17,968,755
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	732,800
Pacific Gas & Electric Co
6.050% due 03/01/34	6,602,000	8,445,080
8.250% due 10/15/18	930,000	1,079,122
PacifiCorp 5.650% due 07/15/18	1,860,000	2,037,604
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,819,945

		52,788,857

Total Corporate Bonds & Notes (Cost $1,350,737,919)		1,382,217,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 2.8%

Consumer Discretionary - 1.1%

Academy Ltd Term B 5.000% due 07/01/22 §	$2,803,739	$2,678,572
Aramark Services Inc Term F 3.250% due 02/24/21 §	2,028,600	2,026,048
Aristocrat Leisure Ltd Term B (Australia) 4.750% due 10/20/21 §	374,646	376,025
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,118,586	1,101,807
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,250,403	1,250,013
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	2,240,708	2,246,901
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	2,149,474	2,152,698
J. Crew Group Inc Term B 4.000% due 03/05/21 §	584,989	459,338
Jarden Corp Term B2 3.183% due 07/30/22 §	380,588	380,683
Landry’s Inc Term B 4.000% due 04/24/18 §	1,557,970	1,554,464
McGraw-Hill Global Education Holdings LLC Term B 4.912% due 03/22/19 §	909,069	905,376
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,334,000	2,332,298
Neptune Finco Corp Term B 5.000% due 10/09/22 §	250,000	250,875
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	3,247,556	3,248,910
Party City Holdings Inc Term B 4.250% due 08/19/22 §	3,470,201	3,447,429
PetSmart Inc Term B1 4.250% due 03/11/22 §	3,804,118	3,793,181
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	676,923	679,884
ServiceMaster Co Term B 4.250% due 07/01/21 §	1,024,798	1,026,079
Station Casinos LLC Term B 4.250% due 03/02/20 §	311,597	311,110
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,640,800	2,425,868
Univision Communications Inc
Term C3
4.000% due 03/01/20 §	850,894	843,449
Term C4
4.000% due 03/01/20 §	3,828,322	3,795,509
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.500% due 06/30/23 §	3,768,766	3,742,268

		41,028,785

Consumer Staples - 0.1%

Maple Holdings Acquisition Corp Term B 5.250% due 03/03/23 §	2,603,333	2,615,809
The Sun Products Corp 5.500% due 03/23/20 §	972,431	943,258

		3,559,067

Energy - 0.0%

Murray Energy Corp Term B2 7.500% due 04/16/20 §	3,105,655	1,607,176

Financials - 0.0%

Windsor Financing LLC Term B 6.250% due 12/05/17 §	819,727	795,135

	Principal Amount	Value
Health Care - 0.3%

DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	$3,108,363	$3,002,809
MPH Acquisition Holdings LLC Term B2 3.750% due 03/31/21 §	3,459,312	3,431,637
Select Medical Corp Series F Term B 6.000% due 03/03/21 §	3,565,000	3,544,947
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 4.000% due 04/01/22 §	2,712,600	2,567,647

		12,547,040

Industrials - 0.4%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,962,767	1,961,948
ADS Waste Holdings Inc Term B2 3.750% due 10/09/19 §	1,000,000	992,500
Air Medical Group Holdings Inc Term B 4.250% due 04/28/22 §	2,762,458	2,700,303
American Airlines Inc 3.250% due 06/27/20 §	2,270,250	2,261,560
B/E Aerospace Inc Term B 4.000% due 12/16/21 §	743,021	746,175
Gardner Denver Inc 4.250% due 07/30/20 §	2,466,750	2,238,576
Nielsen Finance LLC Term B2 3.441% due 04/15/21 §	1,187,080	1,191,435
XPO Logistics Inc 5.500% due 11/01/21 §	788,025	792,458

		12,884,955

Information Technology - 0.1%

Activision Blizzard Inc Term B 3.250% due 10/12/20 §	457,977	460,374
First Data Corp
3.932% due 03/24/18 §	2,629,574	2,627,741
3.932% due 09/24/18 §	1,000,000	998,542

		4,086,657

Materials - 0.1%

Berry Plastics Holding Corp Term F 4.000% due 10/01/22 §	509,339	510,117
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	1,925,637	1,631,978

		2,142,095

Telecommunication Services - 0.3%

Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,711,017
T-Mobile USA Inc Term B 3.500% due 11/09/22 §	2,583,525	2,596,802
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,444,087	1,439,864
Ziggo Financing Partnership
Term B1
3.500% due 01/15/22 §	972,540	962,207
Term B2A
3.508% due 01/15/22 §	626,723	620,064
Term B3
3.601% due 01/15/22 §	1,030,736	1,019,785

		9,349,739

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 0.4%

EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	$648,532	$640,426
Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	10,700,000	10,702,225
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,054,208	2,037,678

		13,380,329

Total Senior Loan Notes (Cost $104,492,949)		101,380,978

MORTGAGE-BACKED SECURITIES - 35.4%

Collateralized Mortgage Obligations - Commercial - 7.3%

Banc of America Commercial Mortgage Trust 5.800% due 04/10/49 " §	3,030,000	2,998,695
Bank of America Merrill Lynch Large Loan Inc 3.218% due 04/14/33 " ~	150,000	155,256
Bayview Commercial Asset Trust 0.703% due 12/25/36 " § ~	3,401,956	2,776,165
BBCCRE Trust 4.563% due 08/10/33 " § ~	9,930,000	7,997,056
Bear Stearns Commercial Mortgage Securities Trust 5.273% due 12/11/38 "	2,640,000	2,532,484
Carefree Portfolio Trust 6.413% due 11/15/19 " § ~	2,000,000	1,987,503
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	1,914,809	1,532,804
CD Mortgage Trust
5.434% due 01/15/46 " §	2,800,000	2,587,900
5.688% due 10/15/48 "	840,000	516,077
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	166,907
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,359,466	1,367,073
4.017% due 10/10/47 "	2,610,000	2,807,337
5.482% due 10/15/49 "	1,350,000	1,210,427
6.137% due 12/10/49 " §	680,000	541,072
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	299,386
Commercial Mortgage Pass-Through Certificates (IO) 2.104% due 10/15/45 " §	32,647,170	2,866,807
Commercial Mortgage Trust
2.987% due 04/12/35 " § ~	880,000	899,020
3.537% due 06/15/34 " § ~	4,200,000	3,932,170
4.300% due 10/10/46 "	1,030,000	1,121,023
4.762% due 10/10/46 " §	450,000	490,061
4.862% due 08/15/45 " § ~	2,390,000	2,281,913
5.084% due 10/10/46 " §	220,000	227,488
5.084% due 10/10/46 " § ~	510,000	439,149
Core Industrial Trust 3.977% due 02/10/34 " § ~	3,770,000	3,426,229
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	8,570,000	7,267,940
5.587% due 01/15/49 " §	1,352,000	1,384,302
5.869% due 09/15/40 " §	1,710,000	1,578,964
6.143% due 06/15/38 " §	4,892,523	4,148,859
Credit Suisse Mortgage Capital Certificates 5.538% due 09/15/39 " §	2,040,000	1,975,222
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 " ~	3,400,000	1,981,290
CSMC Trust
3.881% due 11/15/37 " ~	1,600,000	1,720,125
3.953% due 09/15/37 " ~	3,030,000	3,203,738

	Principal Amount	Value
4.259% due 09/15/38 " § ~	$8,000,000	$7,735,618
4.373% due 09/15/37 " ~	3,800,000	3,167,524
4.936% due 03/15/17 " § ~	3,810,000	3,692,404
6.172% due 08/15/22 " § ~	4,000,000	3,681,980
EQTY Mortgage Trust 2.788% due 05/08/31 " § ~	2,700,000	2,587,241
Fannie Mae - Aces 2.801% due 06/25/25 " §	1,050,000	1,082,195
Fannie Mae - Aces (IO)
0.485% due 10/25/24 " §	120,070,470	3,310,079
4.387% due 02/25/17 " §	20,305,159	284,234
Freddie Mac Multifamily Structured Pass-Through Certificates 2.791% due 01/25/22 "	250,000	263,785
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.162% due 04/25/20 " §	17,800,900	602,603
1.337% due 06/25/21 " §	10,342,545	553,929
1.550% due 10/25/21 " §	1,390,953	96,577
1.627% due 07/25/21 " §	6,435,973	452,483
1.642% due 06/25/20 " §	660,958	33,471
FREMF Mortgage Trust
3.683% due 06/25/21 " § ~	4,863,352	4,726,706
4.441% due 09/25/22 " § ~	2,473,722	2,486,259
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	60,568,556	582,052
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 " §	7,220,000	4,765,200
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	539,866
Government National Mortgage Association 2.500% due 03/16/50 "	3,802,812	3,875,922
Government National Mortgage Association (IO)
0.918% due 06/16/55 " §	8,368,018	464,135
0.990% due 11/16/55 " §	41,481,935	2,481,765
GS Mortgage Securities Corp II
3.777% due 05/10/50 "	4,590,000	4,811,540
4.150% due 05/10/50 " §	4,100,000	3,981,131
GS Mortgage Securities Trust
4.570% due 11/10/48 " § ~	3,400,000	2,093,925
4.769% due 08/10/46 " § ~	730,000	601,707
5.161% due 11/10/46 "	1,070,000	1,177,984
5.622% due 11/10/39 "	2,620,000	2,421,535
5.794% due 08/10/45 " §	12,985,000	12,403,780
GS Mortgage Securities Trust (IO) 1.616% due 08/10/44 " § ~	5,128,392	205,918
Hyatt Hotel Portfolio Trust 6.661% due 11/15/16 " § ~	6,720,000	6,358,496
JP Morgan Chase Commercial Mortgage Securities Trust
3.736% due 08/15/27 " § ~	720,000	713,220
4.678% due 01/15/49 " §	6,940,000	3,608,800
5.411% due 05/15/47 "	7,530,000	5,670,090
5.438% due 01/15/49 " ~	10,060,000	5,231,301
5.502% due 06/12/47 " §	7,425,000	6,793,692
5.699% due 02/12/49 " §	1,560,000	1,337,700
6.007% due 02/15/51 " §	270,000	260,884
6.661% due 10/15/19 " § ~	1,900,000	1,752,683
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 " §	2,960,000	3,141,884
4.426% due 11/15/47 " §	4,295,000	4,239,588
4.619% due 08/15/48 " §	3,370,000	3,448,590
4.887% due 01/15/47 " §	510,000	555,302
5.067% due 11/15/45 " §	950,000	982,509
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 " § ~	10,839,000	11,054,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Merrill Lynch Mortgage Trust 5.802% due 08/12/43 " §	$1,410,000	$1,386,931
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 " § ~	500,000	442,866
5.450% due 08/12/48 " §	3,960,000	3,507,603
6.174% due 09/12/49 " §	3,530,000	3,048,989
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	416,263
Morgan Stanley Capital I Trust 5.438% due 03/15/44 "	5,172,984	4,197,144
Motel 6 Trust 5.000% due 02/05/30 " ~	8,250,000	7,638,844
PFP III Ltd (Cayman) 4.536% due 06/14/31 " § ~	740,000	739,788
Wachovia Bank Commercial Mortgage Trust
0.641% due 12/15/43 " § ~	558,000	529,148
5.413% due 12/15/43 " §	6,380,000	6,280,672
5.660% due 04/15/47 " §	850,000	842,735
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 " § ~	17,055,977	16,838,520
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 " ~	5,670,000	3,493,809
3.500% due 07/15/46 " ~	620,000	445,266
3.848% due 05/15/48 " §	3,700,000	3,435,586
4.105% due 05/15/48 " §	4,325,000	3,270,405
WFRBS Commercial Mortgage Trust
3.999% due 06/15/46 " § ~	1,750,000	1,514,604
4.204% due 11/15/47 " §	3,830,000	3,879,034
4.723% due 03/15/47 " §	340,000	363,265
WFRBS Commercial Mortgage Trust (IO)
1.270% due 03/15/47 " §	10,982,048	689,527
1.519% due 06/15/45 " § ~	3,011,530	209,173

		261,902,942

Collateralized Mortgage Obligations - Residential - 12.7%

Adjustable Rate Mortgage Trust
0.933% due 03/25/36 " §	681,685	401,216
2.636% due 10/25/35 " §	9,241,311	8,330,691
Alternative Loan Trust
6.000% due 03/25/27 "	197,028	195,155
6.000% due 05/25/36 "	4,979,610	4,187,057
6.500% due 09/25/34 "	568,857	568,066
6.500% due 09/25/36 "	2,498,174	2,215,234
15.987% due 06/25/35 " §	7,304,612	9,292,231
26.868% due 07/25/36 " §	2,071,201	3,786,133
BCAP LLC Trust 0.836% due 03/28/37 " § ~	9,275,675	8,752,677
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.613% due 08/25/47 " § ~	752,316	484,243
0.633% due 01/25/36 " § ~	11,318	9,534
0.663% due 07/25/36 " § ~	109,109	98,413
0.723% due 10/25/35 " § ~	31,016	27,482
0.733% due 08/25/35 " § ~	12,959	11,608
Citigroup Mortgage Loan Trust
2.580% due 02/25/36 " § ~	1,021,102	1,010,042
2.984% due 04/25/37 " §	1,780,618	1,614,987
6.500% due 10/25/36 " ~	2,839,204	2,182,097
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	2,256,906	2,230,514
5.750% due 02/25/37 "	9,443,877	8,162,876
Credit Suisse European Mortgage Capital (Ireland)
3.065% due 12/03/20 " § ~	GBP 6,603,283	9,365,410
4.332% due 12/03/20 " § ~	2,174,495	3,084,078
Credit Suisse Mortgage Trust
0.636% due 06/27/46 " § ~	$20,624,840	10,347,420
2.403% due 01/27/36 " § ~	13,143,018	8,291,550

	Principal Amount	Value
Fannie Mae
0.783% due 05/25/34 " §	$833,011	$834,369
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,477,319
5.500% due 04/25/42 "	6,324,956	7,073,517
6.000% due 05/25/42 "	2,334,303	2,666,718
6.500% due 06/25/39 - 07/25/42 "	5,339,439	6,141,295
7.000% due 05/25/42 "	1,043,271	1,219,263
Fannie Mae (IO)
1.590% due 10/25/35 "	628,736	40,956
1.633% due 08/25/55 " §	3,048,374	174,166
1.726% due 04/25/36 "	479,866	40,135
1.831% due 08/25/44 " §	18,018,589	1,276,869
3.000% due 11/25/26 - 09/25/32 "	23,103,835	2,269,216
3.500% due 07/25/28 - 11/25/41 "	6,497,941	893,366
4.000% due 11/25/41 "	5,781,438	1,011,291
4.500% due 11/25/39 "	820,151	146,527
5.000% due 01/25/38 - 01/25/39 "	1,739,806	294,313
5.000% due 01/25/39 " §	444,065	73,439
5.500% due 01/25/39 " §	430,635	70,131
5.567% due 07/25/42 " §	780,284	167,404
5.667% due 09/25/42 " §	1,668,835	321,845
5.717% due 09/25/41 - 08/25/45 " §	23,465,447	4,630,283
6.000% due 01/25/38 - 07/25/38 "	2,007,884	421,715
6.047% due 04/25/40 " §	1,243,487	231,514
6.167% due 07/25/42 " §	1,082,096	212,159
6.217% due 02/25/41 - 03/25/42 " §	3,967,681	688,143
12.817% due 12/25/36 "	842,104	68,951
13.140% due 07/25/36 "	647,526	52,621
14.255% due 12/25/36 "	764,244	48,114
Fannie Mae (PO)
0.324% due 03/25/42 "	392,078	360,493
Fannie Mae Connecticut Avenue Securities
3.433% due 07/25/24 " §	23,450,000	21,567,690
5.433% due 11/25/24 " §	6,030,000	6,147,257
5.683% due 10/25/23 " §	8,270,000	8,594,913
Freddie Mac
1.436% due 02/15/32 " §	123,792	126,703
3.500% due 10/15/37 "	2,700,000	2,882,819
4.000% due 12/15/39 "	10,346,417	11,213,242
5.000% due 02/15/30 - 03/15/35 "	21,521,101	23,811,476
5.500% due 07/15/34 "	10,877,680	12,307,808
6.000% due 05/15/36 "	4,064,105	4,625,358
Freddie Mac (IO)
0.250% due 01/15/38 " §	304,160	3,538
1.735% due 04/15/41 " §	4,561,345	332,316
3.000% due 09/15/31 - 12/15/31 "	5,254,790	540,440
3.500% due 06/15/27 - 04/15/43 "	9,948,642	1,184,349
4.000% due 04/15/43 "	1,809,203	223,731
5.514% due 10/15/41 " §	3,481,429	588,003
5.564% due 05/15/44 " §	10,531,417	2,129,829
5.594% due 09/15/37 " §	2,256,207	415,254
5.614% due 08/15/39 - 08/15/42 " §	3,582,948	650,016
5.664% due 09/15/44 " §	7,635,198	1,555,210
5.714% due 11/15/42 " §	2,168,226	452,881
5.764% due 05/15/39 " §	1,911,793	305,405
5.794% due 01/15/40 " §	486,936	86,424
5.814% due 09/15/42 " §	1,884,398	362,921
5.854% due 11/15/36 " §	885,039	159,966
Freddie Mac Structured Agency Credit Risk Debt Notes
4.933% due 02/25/24 " §	3,590,000	3,572,301
5.183% due 10/25/24 " §	9,520,000	9,601,112
9.783% due 04/25/28 " §	5,880,000	5,425,224
Government National Mortgage Association
0.775% due 08/20/58 " §	20,602,821	20,397,557
0.925% due 03/20/61 " §	2,761,724	2,735,135
1.439% due 05/20/60 " §	707,612	713,208
4.500% due 07/20/39 - 10/20/39 "	18,439,763	19,889,366
5.000% due 07/20/39 - 04/16/40 "	8,897,136	9,928,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association (IO)
1.895% due 11/20/42 " §	$675,125	$29,515
2.287% due 09/20/43 " §	391,783	14,315
3.500% due 04/20/27 - 05/20/43 "	8,536,330	844,099
4.000% due 04/16/45 "	2,610,804	571,523
5.000% due 11/20/36 - 10/20/44 "	17,457,589	2,911,419
5.168% due 08/20/44 " §	3,695,465	571,816
5.659% due 08/16/42 " §	1,944,482	315,204
5.709% due 06/16/43 " §	4,787,046	627,027
5.759% due 10/16/42 " §	2,411,126	472,518
6.048% due 04/20/40 " §	346,944	55,424
6.068% due 03/20/39 " §	633,105	54,731
6.118% due 06/20/40 " §	4,569,270	993,281
6.159% due 04/16/42 " §	4,620,270	1,098,601
6.218% due 01/20/40 " §	516,559	66,444
GSMPS Mortgage Loan Trust
0.783% due 01/25/35 " § ~	3,453,028	2,877,159
0.783% due 03/25/35 " § ~	1,334,570	1,134,849
GSR Mortgage Loan Trust 2.783% due 07/25/35 " §	648,108	603,866
GSR Mortgage Loan Trust (IO) 6.117% due 10/25/36 " §	1,736,140	363,304
Homestar Mortgage Acceptance Corp 0.983% due 01/25/35 " §	52,534	52,623
Impac CMB Trust 0.953% due 11/25/35 " §	3,924,860	3,101,815
IndyMac IMSC Mortgage Loan Trust 0.613% due 07/25/47 " §	9,434,413	5,818,434
IndyMac INDX Mortgage Loan Trust
0.676% due 06/25/37 " §	3,756,211	3,223,985
0.693% due 06/25/35 " §	2,644,097	2,217,572
JP Morgan Mortgage Trust 2.783% due 08/25/35 " §	1,857,501	1,817,318
JP Morgan Resecuritization Trust 0.646% due 12/27/36 " § ~	19,320,249	14,278,671
Lehman Mortgage Trust
1.183% due 12/25/35 " §	8,508,300	5,950,353
6.000% due 05/25/37 "	678,179	658,930
MASTR Adjustable Rate Mortgages Trust 2.787% due 04/21/34 " §	2,279,376	2,280,650
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	1,914,838	1,959,583
Merrill Lynch Mortgage Investors Trust 2.575% due 06/25/35 " §	3,490,713	3,415,654
Morgan Stanley Mortgage Loan Trust
2.608% due 07/25/35 " §	2,052,842	1,678,911
2.622% due 07/25/34 " §	907,916	891,690
Morgan Stanley Resecuritization Trust
0.747% due 12/26/46 " § ~	29,833,688	12,811,645
1.092% due 04/26/47 " § ~	17,783,082	8,563,144
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,614,044	2,616,124
RAAC Trust 6.000% due 09/25/34 "	35,628	35,732
RBSSP Resecuritization Trust 3.134% due 12/26/35 " § ~	676,854	676,277
Residential Asset Securitization Trust
0.933% due 07/25/36 " §	769,087	503,078
6.000% due 08/25/36 "	1,858,600	1,679,465
Structured Adjustable Rate Mortgage Loan Trust
2.720% due 08/25/36 " §	10,036,728	7,906,649
3.871% due 05/25/36 " §	3,581,860	2,835,116
WaMu Mortgage Pass-Through Certificates Trust
0.753% due 08/25/45 " §	5,837,020	5,403,679
0.833% due 12/25/45 " §	7,959,530	4,421,079
1.868% due 10/25/36 " §	1,813,684	1,524,438
2.521% due 09/25/33 " §	304,945	308,288

	Principal Amount	Value
2.538% due 02/25/33 " §	$981,004	$967,634
4.378% due 07/25/37 " §	5,280,028	4,851,147
Washington Mutual Mortgage Pass-Through Certificates Trust
1.051% due 01/25/47 " §	9,017,702	6,444,593
6.000% due 07/25/36 "	1,005,646	796,688
Wells Fargo Mortgage Loan Trust 2.783% due 08/27/35 " ~	2,066,526	2,064,298
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37 "	1,677,604	1,657,530

		456,102,549

Fannie Mae - 10.0%

2.500% due 01/01/28 - 04/01/31 "	9,550,620	9,843,239
2.810% due 04/01/25 "	300,000	311,302
3.000% due 04/01/31 - 02/01/43 "	29,761,439	30,757,860
3.500% due 04/01/31 - 04/01/46 "	94,976,864	99,871,805
4.000% due 10/01/42 - 04/01/46 "	97,303,233	104,231,121
4.500% due 04/01/23 - 01/01/45 "	66,544,530	73,118,624
5.000% due 07/01/33 - 05/12/46 "	26,369,003	29,329,719
5.500% due 04/01/37 - 11/01/38 "	3,726,832	4,195,028
6.000% due 04/01/33 - 08/01/37 "	839,601	971,715
6.500% due 05/01/40 "	4,356,879	5,020,544
7.000% due 02/01/39 "	2,245,009	2,650,133

		360,301,090

Freddie Mac - 2.9%

2.303% due 06/01/37 " §	996,327	1,047,810
2.408% due 07/01/37 " §	213,593	224,468
2.493% due 06/01/37 " §	43,575	45,693
2.495% due 06/01/37 " §	93,898	98,065
2.670% due 11/01/36 " §	471,667	501,075
2.723% due 01/01/37 " §	101,196	107,795
3.500% due 04/18/31 - 05/01/46 "	32,937,527	34,577,254
4.000% due 10/01/25 - 04/01/43 "	13,992,989	14,971,934
4.500% due 12/01/43 - 11/01/44 "	23,060,640	25,473,497
5.000% due 12/01/35 - 11/01/41 "	10,495,356	11,586,027
5.500% due 08/01/37 - 12/01/38 "	2,964,618	3,328,400
6.000% due 10/01/36 - 11/01/39 "	7,372,992	8,415,039
6.500% due 09/01/39 "	1,348,133	1,543,240
7.000% due 03/01/39 "	632,009	731,288

		102,651,585

Government National Mortgage Association - 2.5%

1.049% due 08/20/60 " §	889,077	889,725
3.000% due 04/01/46 "	22,500,000	23,320,897
3.500% due 04/01/46 "	5,800,000	6,121,945
4.000% due 04/01/46 "	1,000,000	1,069,336
4.500% due 01/20/40 - 07/20/41 "	22,282,224	24,260,870
5.000% due 01/15/40 - 11/20/40 "	18,305,665	20,289,500
5.500% due 06/15/36 "	661,986	755,295
6.000% due 06/20/35 - 03/20/42 "	10,142,369	11,552,087
6.500% due 10/20/37 "	1,083,335	1,294,881

		89,554,536

Total Mortgage-Backed Securities (Cost $1,274,761,325)		1,270,512,702

ASSET-BACKED SECURITIES - 4.3%

ACE Securities Corp Home Equity Loan Trust 1.213% due 04/25/34 " §	1,867,777	1,723,963
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.453% due 04/25/34 " §	1,626,393	1,522,474
Asset-Backed Pass-Through Certificates 1.126% due 04/25/34 " §	1,284,140	1,265,347
Asset-Backed Securities Corp Home Equity Loan Trust 1.228% due 06/25/34 " §	42,301	42,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	$20,000	$19,832
2.970% due 02/20/20 " ~	2,540,000	2,584,740
Bear Stearns Asset-Backed Securities Trust 1.003% due 09/25/34 " §	460,850	454,303
Citigroup Mortgage Loan Trust 0.503% due 05/25/37 " §	339,834	232,986
Citigroup Mortgage Loan Trust Inc
0.583% due 08/25/36 " §	435,241	424,211
0.863% due 07/25/35 " §	479,794	478,445
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 " § ~	9,180,000	8,895,420
Countrywide Home Equity Loan Trust 0.577% due 11/15/36 " §	187,408	147,309
Credit-Based Asset Servicing & Securitization LLC 1.213% due 07/25/33 " §	1,180,772	1,057,672
Greenpoint Manufactured Housing
3.055% due 03/18/29 " §	1,550,000	1,362,129
3.581% due 06/19/29 " §	400,000	357,551
3.925% due 02/20/30 " §	525,000	459,170
7.270% due 06/15/29 "	3,313,897	3,274,731
GSAA Home Equity Trust 0.593% due 07/25/36 " §	2,249,123	1,121,534
HERO Funding Trust 3.990% due 09/21/40 " ~	9,168,006	9,221,309
Hertz Vehicle Financing II LP 2.730% due 03/25/21 " ~	3,750,000	3,757,932
3.520% due 03/25/21 " ~	6,050,000	6,031,709
Hertz Vehicle Financing LLC
1.830% due 08/25/19 " ~	2,420,000	2,396,013
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,403,032	7,377,970
KeyCorp Student Loan Trust ‘A’ 0.861% due 10/27/42 " §	9,526,593	8,563,784
Manufactured Housing Contract Trust Pass-Through Certificates
3.929% due 02/20/32 " §	850,000	777,956
3.931% due 03/13/32 " §	1,675,000	1,513,355
National Collegiate Student Loan Trust
0.703% due 03/26/29 " §	9,000,000	7,841,938
1.283% due 03/25/38 " §	21,067,548	11,916,753
Origen Manufactured Housing Contract Trust
2.291% due 04/15/37 " §	7,747,023	6,933,359
2.379% due 10/15/37 " §	13,126,656	11,212,630
RAMP Trust
0.703% due 10/25/36 " §	4,182,000	3,580,898
0.843% due 11/25/35 " §	1,251,045	1,238,466
5.350% due 02/25/33 " §	288,557	287,113
Saxon Asset Securities Trust 1.126% due 05/25/35 " §	2,399,154	2,289,779
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	4,953,194	4,868,892
SLM Student Loan Trust
1.369% due 10/27/70 " §	4,245,000	3,385,659
2.319% due 07/25/23 " §	9,080,000	9,121,906

	Shares
SoFi Professional Loan Program LLC
0.000% due 08/25/36 " ~	13	7,637,500

	Principal Amount
SoFi Professional Loan Program LLC
3.280% due 09/15/23 "	$13,836,296	13,784,438
Structured Asset Investment Loan Trust 1.433% due 10/25/33 " §	2,668,917	2,571,799

	Principal Amount	Value
United States Small Business Administration
2.820% due 09/01/35 "	$2,415,325	$2,486,283
2.980% due 06/01/35 "	508,853	525,651

Total Asset-Backed Securities (Cost $156,070,738)		154,747,302

U.S. GOVERNMENT AGENCY ISSUES - 2.6%

Fannie Mae
1.441% due 10/09/19	30,610,000	29,104,049
6.625% due 11/15/30	15,850,000	23,606,245
Financing Corp Strips
0.863% due 08/03/18	160,000	156,810
0.949% due 12/06/18	5,350,000	5,216,036
0.976% due 11/02/18	12,210,000	11,906,386
1.021% due 12/27/18	9,005,000	8,757,633
1.206% due 09/26/19	5,315,000	5,097,292
Residual Funding Corp Principal Strip 1.554% due 10/15/20	510,000	475,489
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	8,086,042

Total U.S. Government Agency Issues (Cost $86,617,993)		92,405,982

U.S. TREASURY OBLIGATIONS - 11.2%

U.S. Treasury Bonds - 7.2%

2.500% due 02/15/46	12,050,000	11,751,100
2.875% due 08/15/45	2,910,000	3,061,980
3.000% due 11/15/44	14,080,000	15,200,895
3.000% due 05/15/45	23,335,000	25,178,092
3.000% due 11/15/45	57,080,000	61,646,400
3.375% due 05/15/44	121,790,000	141,264,464

		258,102,931

U.S. Treasury Inflation Protected Securities - 3.4%

0.375% due 07/15/25 ^	6,433,496	6,580,218
0.625% due 01/15/26 ^	31,555,683	33,024,979
0.625% due 02/15/43 ^	23,730,342	22,343,138
0.750% due 02/15/42 ^	9,981,054	9,715,408
0.750% due 02/15/45 ^	9,879,313	9,585,887
1.000% due 02/15/46 ^	7,468,730	7,804,972
1.375% due 02/15/44 ^	3,578,080	4,016,184
2.125% due 02/15/40 ^	4,811,747	6,160,759
2.125% due 02/15/41 ^	2,801,862	3,615,551
2.375% due 01/15/25 ^	16,011,632	19,090,428

		121,937,524

U.S. Treasury Notes - 0.5%

0.625% due 11/30/17	620,000	619,153
1.125% due 02/28/21	410,000	408,526
1.375% due 09/30/20	490,000	494,336
1.625% due 02/15/26	14,140,000	13,942,266
2.000% due 07/31/20	680,000	704,491
2.000% due 11/30/22	20,000	20,617
2.000% due 08/15/25	170,000	173,354
2.125% due 12/31/21	50,000	52,024
2.625% due 11/15/20	100,000	106,416

		16,521,183

U.S. Treasury Strips - 0.1%

2.726% due 02/15/43	7,930,000	3,846,859

Total U.S. Treasury Obligations (Cost $382,973,470)		400,408,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 6.4%

Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 11,185,000	$8,363,799
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	63,616,000	17,295,084
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	565,950
5.000% due 01/27/45	3,450,000	2,777,250
5.625% due 01/07/41	6,810,000	5,907,675
China Government (China)
3.310% due 11/30/25 ~	CNY 68,000,000	10,138,599
3.380% due 11/21/24 ~	17,000,000	2,563,957
3.390% due 05/21/25 ~	20,500,000	3,087,790
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	4,740,000
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,507,606
4.875% due 05/05/21 ~	5,660,000	6,104,616
5.375% due 10/17/23 ~	400,000	440,304
5.875% due 03/13/20 ~	260,000	289,820
5.875% due 01/15/24 ~	973,000	1,095,119
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 664,671,300	40,369,784
7.750% due 11/13/42	606,337,500	39,612,127
10.000% due 12/05/24	109,240,000	8,129,448
Mexico Government (Mexico)
3.600% due 01/30/25	$4,780,000	4,887,550
5.550% due 01/21/45	17,420,000	19,357,975
Peruvian Government (Peru)
5.625% due 11/18/50	3,540,000	3,991,350
6.550% due 03/14/37	580,000	725,000
Poland Government (Poland)
2.000% due 04/25/21	PLN 2,890,000	769,621
2.500% due 07/25/26	5,940,000	1,547,194
3.250% due 07/25/25	43,170,000	12,075,741
4.000% due 01/22/24	$10,340,000	11,060,956
Portugal Government (Portugal) 5.125% due 10/15/24 ~	5,320,000	5,400,651
Russian Foreign (Russia)
4.500% due 04/04/22 ~	2,400,000	2,465,321
7.500% due 03/31/30 § ~	5,626,835	6,885,974
Turkey Government (Turkey)
4.875% due 04/16/43	4,200,000	3,911,250
5.625% due 03/30/21	4,241,000	4,586,027

Total Foreign Government Bonds & Notes (Cost $265,627,143)		230,653,538

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 1.718% due 01/29/46 §	2,500,000	2,212,037

Total Municipal Bonds (Cost $2,096,910)		2,212,037

PURCHASED OPTIONS - 0.1%
(See Note (e) in Notes to Schedule of Investments)
(Cost $3,872,476)		3,902,045

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $6,605,798; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $6,738,157)	$6,605,793	$6,605,793
Royal Bank of Scotland Group PLC 0.270% due 04/01/16 (Dated 03/31/16, repurchase price of $20,700,155; collateralized by U.S. Treasury Notes: 2.125% due 12/31/21 and value $21,199,118)	20,700,000	20,700,000

		27,305,793

Total Short-Term Investments (Cost $27,305,793)		27,305,793

TOTAL INVESTMENTS - 102.4% (Cost $3,661,823,888)		3,672,980,103

TOTAL SECURITIES SOLD SHORT - (1.8%)
(See Note (b) in Notes to Schedule of Investments)
(Proceeds $65,757,098)		(65,754,784)

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(20,824,611)

NET ASSETS - 100.0%		$3,586,400,708

Notes to Schedule of Investments

(a)	As of March 31, 2016, the amount of $41,334,453 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	Securities sold short outstanding as of March 31, 2016 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.8%)
Fannie Mae
3.500% due 05/01/46	$62,800,000	($65,754,784)

Total Securities Sold Short (Proceeds $65,757,098)		($65,754,784)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
CAD FX (06/16)	341	$617,692
Euro-Bobl (06/16)	151	(43,239)
Euro-BTP (06/16)	94	203,519
Eurodollar (03/17)	859	801,720
Eurodollar (06/17)	113	154,320
U.S. Treasury 2-Year Notes (06/16)	1,575	(158,119)
U.S. Treasury 5-Year Notes (06/16)	12,356	3,806,319
U.S. Treasury 10-Year Notes (06/16)	60	(30,473)
U.S. Treasury Ultra Long Bonds (06/16)	921	(1,304,183)

		4,047,556

Short Futures Outstanding
AUD FX (06/16)	6	(15,590)
Euribor (06/16)	1,093	(44,467)
EUR FX (06/16)	369	(1,375,474)
Euro-Bund (06/16)	307	(232,025)
Euro-Buxl (06/16)	17	(91,337)
Eurodollar (06/16)	2,159	(356,354)
Eurodollar (12/16)	6,685	(2,113,776)
Japanese Government 10-Year Bonds (06/16)	48	(81,375)
JPY FX (06/16)	1,050	(1,414,175)
U.S. Treasury 10-Year Notes (06/16)	1,987	(912,903)
U.S. Treasury Long Bonds (06/16)	893	(1,262,684)

		(7,900,160)

Total Futures Contracts		($3,852,604)

(d)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNY	33,850,000	USD	5,237,506	04/16	BOA	$1,216
CNY	388,536,949	USD	60,145,039	04/16	BRC	(13,962)
EUR	44,720,000	USD	50,665,316	04/16	BRC	234,239
EUR	64,660,000	USD	72,724,589	04/16	CIT	870,340
EUR	5,414,843	USD	5,975,109	05/16	BOA	193,631
INR	950,000,000	USD	14,144,272	07/16	BOA	(20,058)
JPY	8,429,505,000	USD	72,171,037	04/16	BOA	2,749,733
MXN	113,000,000	USD	6,298,647	04/16	BRC	236,188
USD	21,848,214	BRL	91,201,000	04/16	BRC	(3,456,440)
USD	58,027,265	CNY	388,536,949	04/16	BRC	(2,103,812)
USD	17,550,373	CNY	117,300,000	04/16	CIT	(603,306)
USD	4,923,209	CNY	32,096,861	05/16	BOA	(34,476)
USD	5,213,708	CNY	33,850,000	07/16	BOA	6,278
USD	59,742,746	CNY	388,536,949	07/16	BRC	(29,158)
USD	27,489,000	EUR	25,230,724	04/16	BRC	(1,228,188)
USD	84,389,014	EUR	77,578,406	04/16	CIT	(3,909,429)
USD	8,398,389	EUR	7,419,924	05/16	BOA	(54,594)
USD	13,490,855	EUR	12,022,834	05/16	CIT	(205,892)
USD	12,571,229	GBP	8,733,750	05/16	BOA	25,966
USD	59,226	JPY	6,720,001	05/16	BOA	(549)
USD	28,166,775	MXN	506,007,666	04/16	CIT	(1,095,850)
USD	14,399,016	PLN	54,320,000	04/16	BRC	(156,789)

Total Forward Foreign Currency Contracts						($8,594,912)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(e)	Purchased options outstanding as of March 31, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX HY 25 5Y Index	0.990%	04/20/16	BNP	$3,500,000	$34,650	$128,090
Call - CDX IG 25 5Y Index	1.050%	04/20/16	CSF	16,250,000	48,750	112,379

					$83,400	$240,469

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.14	06/29/16	BRC	$71,456,000	$1,418,402	$1,209,679

Put - GBP versus USD	1.42	04/28/16	BRC	40,130,000	731,570	647,377
Put - BRL versus USD	BRL 3.75	06/09/16	BRC	12,230,000	431,352	749,222

					1,162,922	1,396,599

					$2,581,324	$2,606,278

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (05/16)	$120.50	04/22/16	CME	146	$84,881	$112,922
Call - U.S. Treasury 10-Year Notes (05/16)	128.50	04/22/16	CME	242	184,521	476,438
Call - U.S. Treasury 30-Year Bonds (05/16)	163.00	04/22/16	CME	48	77,406	113,250
Call - U.S. Treasury 30-Year Bonds (05/16)	164.00	04/22/16	CME	29	48,126	51,203
Call - U.S. Treasury 30-Year Bonds (05/16)	165.00	04/22/16	CME	53	65,078	67,078

					460,012	820,891

Put - EUR FX (04/16)	1.10	04/08/16	CME	56	73,644	700
Put - JPY FX (04/16)	87.00	04/08/16	CME	34	26,461	1,700
Put - JPY FX (04/16)	88.00	04/08/16	CME	51	49,253	9,562
Put - U.S. Treasury 5-Year Notes (05/16)	116.75	04/22/16	CME	2,000	22,126	15,626
Put - U.S. Treasury 5-Year Notes (05/16)	120.00	04/22/16	CME	98	40,897	4,594
Put - U.S. Treasury 10-Year Notes (05/16)	128.50	04/22/16	CME	297	143,871	23,203
Put - U.S. Treasury 10-Year Notes (05/16)	129.00	04/22/16	CME	388	176,574	48,500
Put - U.S. Treasury 10-Year Notes (05/16)	130.00	04/22/16	CME	24	13,953	9,375
Put - U.S. Treasury 30-Year Bonds (05/16)	159.00	04/22/16	CME	49	56,050	8,422
Put - EUR FX (04/16)	1.13	05/06/16	CME	37	48,145	37,925
Put - JPY FX (05/16)	87.00	05/06/16	CME	29	20,032	13,050
Put - JPY FX (05/16)	88.00	05/06/16	CME	76	76,734	61,750

					747,740	234,407

					$1,207,752	$1,055,298

Total Purchased Options					$3,872,476	$3,902,045

(f)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	10,476	24,800,000	$3,191,722
Call Options Written	10,364	12,230,000	6,570,839
Put Options Written	9,850	-	4,993,360
Call Options Exercised	(5,148)	-	(3,294,147)
Put Options Exercised	(3,031)	-	(1,059,822)
Call Options Expired	(2,904)	(24,800,000)	(1,742,232)
Put Options Expired	(12,569)	-	(3,680,793)
Call Options Closed	(1,900)	-	(1,555,331)
Put Options Closed	(581)	-	(345,397)

Outstanding, March 31, 2016	4,557	12,230,000	$3,078,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(g)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.85	06/09/16	BRC	$12,230,000	$400,410	($195,325)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Euro FX (04/16)	$1.11	04/08/16	CME	54	$65,500	($212,625)
Call - U.S. Treasury 5-Year Notes (05/16)	121.00	04/22/16	CME	293	51,720	(123,609)
Call - U.S. Treasury 10-Year Notes (05/16)	129.50	04/22/16	CME	145	60,716	(160,859)
Call - U.S. Treasury 10-Year Notes (05/16)	130.00	04/22/16	CME	548	216,547	(428,125)
Call - U.S. Treasury 10-Year Notes (05/16)	130.50	04/22/16	CME	414	203,436	(213,469)
Call - U.S. Treasury 10-Year Notes (05/16)	131.00	04/22/16	CME	102	44,825	(33,469)
Call - U.S. Treasury 30-Year Bonds (05/16)	167.00	04/22/16	CME	171	154,022	(106,875)
Call - U.S. Treasury 5-Year Notes (06/16)	121.00	05/20/16	CME	390	143,873	(243,750)
Call - U.S. Treasury 10-Year Notes (06/16)	130.00	05/20/16	CME	98	70,119	(108,719)
Call - U.S. Treasury 10-Year Notes (06/16)	131.00	05/20/16	CME	263	100,067	(168,484)
Call - U.S. Treasury 10-Year Notes (06/16)	132.00	05/20/16	CME	358	99,368	(128,656)
Call - U.S. Treasury 30-Year Bonds (06/16)	167.00	05/20/16	CME	418	499,360	(600,875)
Call - U.S. Treasury 30-Year Bonds (06/16)	171.00	05/20/16	CME	16	63,948	(9,500)
Call - Eurodollar (06/16)	99.00	06/13/16	CME	109	66,396	(84,475)
Call - Eurodollar (06/16)	99.25	06/13/16	CME	38	8,901	(7,600)

					1,848,798	(2,631,090)

Put - Euro FX (04/16)	1.09	04/08/16	CME	88	47,789	(550)
Put - Euro FX (04/16)	1.11	04/08/16	CME	14	4,767	(437)
Put - Euro FX (04/16)	1.12	04/08/16	CME	102	54,494	(5,738)
Put - U.S. Treasury 10-Year Notes (05/16)	127.50	04/22/16	CME	101	40,687	(3,156)
Put - U.S. Treasury 10-Year Notes (05/16)	128.00	04/22/16	CME	24	9,297	(1,125)
Put - U.S. Treasury 30-Year Bonds (05/16)	160.00	04/22/16	CME	24	12,297	(6,375)
Put - U.S. Treasury 30-Year Bonds (05/16)	161.00	04/22/16	CME	44	21,826	(18,563)
Put - Euro FX (05/16)	1.09	05/06/16	CME	170	155,398	(21,250)
Put - Euro FX (05/16)	1.10	05/06/16	CME	179	120,893	(40,275)
Put - Euro FX (05/16)	1.11	05/06/16	CME	18	11,392	(6,975)
Put - Euro FX (05/16)	1.12	05/06/16	CME	41	26,529	(20,500)
Put - U.S. Treasury 5-Year Notes (06/16)	120.50	05/20/16	CME	148	80,449	(40,469)
Put - U.S. Treasury 10-Year Notes (06/16)	128.00	05/20/16	CME	73	39,700	(13,688)
Put - U.S. Treasury 30-Year Bonds (06/16)	160.00	05/20/16	CME	98	151,525	(82,688)
Put - U.S. Treasury 30-Year Bonds (06/16)	165.00	05/20/16	CME	16	51,948	(44,000)

					828,991	(305,789)

					$2,677,789	($2,936,879)

Total Written Options					$3,078,199	($3,132,204)

(h)	Swap agreements outstanding as of March 31, 2016 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	12/20/20	BRC	3.263%	$4,652,000	($456,678)	($755,702)	$299,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 5Y	1.000%	12/20/19	CME	$8,610,000	$44,361	$116,979	($72,618)
CDX IG 24 5Y	1.000%	06/20/20	CME	92,275,000	521,425	891,630	(370,205)
CDX HY 24 5Y	5.000%	06/20/20	CME	27,477,450	1,473,996	1,242,447	231,549
CDX IG 25 5Y	1.000%	12/20/20	CME	33,700,000	178,996	116,568	62,428
CDX HY 25 5Y	5.000%	12/20/20	CME	30,100,000	916,975	256,041	660,934
CDX HY 26 5Y	5.000%	06/20/21	CME	3,760,000	107,781	73,320	34,461

					$3,243,534	$2,696,985	$546,549

					$2,786,856	$1,941,283	$845,573

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	0.420%	06/15/16	$5,276,520,000	($303,400)	$-	($303,400)
3-Month USD-LIBOR	CME	0.550%	07/27/16	1,233,100,000	(191,957)	-	(191,957)
3-Month USD-LIBOR	CME	1.897%	08/31/22	138,800,000	(4,881,457)	-	(4,881,457)
3-Month USD-LIBOR	CME	1.900%	11/30/22	277,388,000	(9,374,699)	-	(9,374,699)
3-Month USD-LIBOR	CME	2.720%	02/15/41	42,768,000	(5,325,500)	(71,901)	(5,253,599)

					($20,077,013)	($71,901)	($20,005,112)

Total Swap Agreements					($17,290,157)	$1,869,382	($19,159,539)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$7,233,794	$7,233,794	$-	$-
	Corporate Bonds & Notes	1,382,217,435	-	1,381,396,044	821,391
	Senior Loan Notes	101,380,978	-	101,380,978	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	261,902,942	-	261,902,942	-
	Collateralized Mortgage Obligations - Residential	456,102,549	-	443,653,061	12,449,488
	Fannie Mae	360,301,090	-	360,301,090	-
	Freddie Mac	102,651,585	-	102,651,585	-
	Government National Mortgage Association	89,554,536	-	89,554,536	-

	Total Mortgage-Backed Securities	1,270,512,702	-	1,258,063,214	12,449,488

	Asset-Backed Securities	154,747,302	-	124,429,944	30,317,358
	U.S. Government Agency Issues	92,405,982	-	92,405,982	-
	U.S. Treasury Obligations	400,408,497	-	400,408,497	-
	Foreign Government Bonds & Notes	230,653,538	-	230,653,538	-
	Municipal Bonds	2,212,037	-	2,212,037	-
	Short-Term Investments	27,305,793	-	27,305,793	-
	Derivatives:
	Credit Contracts
	Purchased Options	240,469	-	240,469	-
	Swaps	3,243,534	-	3,243,534	-

	Total Credit Contracts	3,484,003	-	3,484,003	-

	Foreign Currency Contracts
	Futures	617,692	617,692	-	-
	Forward Foreign Currency Contracts	4,317,591	-	4,317,591	-
	Purchased Options	2,730,965	124,687	2,606,278	-

	Total Foreign Currency Contracts	7,666,248	742,379	6,923,869	-

	Interest Rate Contracts
	Futures	4,965,878	4,965,878	-	-
	Purchased Options	930,611	930,611	-	-

	Total Interest Rate Contracts	5,896,489	5,896,489	-	-

	Total Assets - Derivatives	17,046,740	6,638,868	10,407,872	-

	Total Assets	3,686,124,798	13,872,662	3,628,663,899	43,588,237

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(65,754,784)	-	(65,754,784)	-
	Derivatives:
	Credit Contracts
	Swaps	(456,678)	-	(456,678)	-
	Foreign Currency Contracts
	Futures	(2,805,239)	(2,805,239)	-	-
	Forward Foreign Currency Contracts	(12,912,503)	-	(12,912,503)	-
	Written Options	(503,675)	(308,350)	(195,325)	-

	Total Foreign Currency Contracts	(16,221,417)	(3,113,589)	(13,107,828)	-

	Interest Rate Contracts
	Futures	(6,630,935)	(6,630,935)	-	-
	Written Options	(2,628,529)	(2,628,529)	-	-
	Swaps	(20,077,013)	-	(20,077,013)	-

	Total Interest Rate Contracts	(29,336,477)	(9,259,464)	(20,077,013)	-

	Total Liabilities - Derivatives	(46,014,572)	(12,373,053)	(33,641,519)	-

	Total Liabilities	(111,769,356)	(12,373,053)	(99,396,303)	-

	Total	$3,574,355,442	$1,499,609	$3,529,267,596	$43,588,237

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2016:

	Corporate Bonds & Notes	Senior Loan Notes	Mortgaged-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$-	$839,811	$35,375,684	$39,448,730	$75,664,225
Purchases	-	-	-	-	-
Sales (Includes Paydowns)	-	(849,759)	(7,452,030)	(9,026,689)	(17,328,478)
Accrued Discounts (Premiums)	-	-	15,256	(474)	14,782
Net Realized Gains (Loss)	-	(115,541)	31,016	21,839	(62,686)
Change in Net Unrealized Appreciation (Depreciation)	-	125,489	(454,099)	(126,048)	(454,658)
Transfers In	821,391	-	-	-	821,391
Transfers Out	-	-	(15,066,339)	-	(15,066,339)

Value, End of Period	$821,391	$-	$12,449,488	$30,317,358	$43,588,237

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	($396,473)	($316,745)	($713,218)

The significant unobservable inputs in valuing the investments were a vendor-priced single broker quote or a broker-dealer quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.1%

Consumer Discretionary - 2.6%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$2,675,000	$2,760,266
CCO Safari II LLC 4.464% due 07/23/22 ~	3,000,000	3,146,391
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,000,000	960,000
NCL Corp Ltd 4.625% due 11/15/20 ~	3,575,000	3,610,750
NPC International Inc 10.500% due 01/15/20	1,000,000	1,037,500

		11,514,907

Health Care - 1.5%

CHS/Community Health Systems Inc 5.125% due 08/01/21	1,380,000	1,404,150
HCA Inc
5.000% due 03/15/24	1,500,000	1,538,437
5.875% due 03/15/22	3,500,000	3,797,500

		6,740,087

Materials - 1.0%

Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	2,000,000	1,996,250
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,450,000	2,514,509

		4,510,759

Telecommunication Services - 1.0%

Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	2,700,000	2,787,750
T-Mobile USA Inc 6.125% due 01/15/22	1,550,000	1,608,125

		4,395,875

Total Corporate Bonds & Notes (Cost $26,521,082)		27,161,628

SENIOR LOAN NOTES - 92.3%

Consumer Discretionary - 24.1%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,456,250	2,388,703
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,997,899	1,999,098
Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	5,478,350	5,468,648
American Tire Distributors Holdings Inc due 09/01/21 µ	3,241,814	3,234,383
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 08/13/21 §	1,766,212	1,767,316
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	4,828,842	4,481,165
CEC Entertainment Inc Term B 4.000% due 02/14/21 §	5,512,500	5,372,968
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	2,842,031	2,844,103
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	6,301,033	6,266,901
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,719,375	1,708,092
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,417,500	4,925,412

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	$1,889,803	$1,892,637
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,319,923	3,240,039
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	5,630,832	5,588,601
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,425,588	2,430,895
Neptune Finco Corp Term B 5.000% due 10/09/22 §	7,500,000	7,526,250
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	10,969,334	10,973,909
NPC International Inc Term B 4.750% due 12/28/18 §	3,946,700	3,926,966
Petco Animal Supplies Inc
Term B1
5.750% due 01/26/23 §	7,888,889	7,881,497
Term B2
5.619% due 01/26/23 §	511,111	511,111
PetSmart Inc Term B1 4.250% due 03/11/22 §	7,940,000	7,917,173
ServiceMaster Co Term B 4.250% due 07/01/21 §	4,447,387	4,452,946
Spin Holdco Inc Term B 4.250% due 11/14/19 §	3,781,036	3,693,600
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	982,456	967,719
(2nd Lien)
7.500% due 12/17/21 §	4,428,083	4,177,157
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	1,532,465	1,407,739

		107,045,028

Consumer Staples - 7.1%

Albertson’s LLC
Term B2
5.500% due 03/21/19 §	3,410,546	3,415,723
Term B3
5.125% due 08/25/19 §	950,000	950,848
Term B4
5.500% due 08/25/21 §	1,980,000	1,984,332
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	2,176,179	2,119,736
(2nd Lien)
8.500% due 03/26/20 §	2,050,000	1,893,175
Performance Food Group Co (2nd Lien) 7.500% due 11/14/19 §	1,225,500	1,228,564
Reddy Ice Corp (1st Lien) 6.750% due 05/01/19 §	2,924,660	2,447,552
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	2,737,737	2,740,070
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	9,276,000	9,322,380
US Foods Inc 4.500% due 03/31/19 §	5,342,593	5,324,941

		31,427,321

Financials - 5.9%

AmWINS Group LLC 5.250% due 09/06/19 §	2,187,061	2,193,441
DTZ US Borrower LLC (1st lien) 4.250% due 11/04/21 §	3,473,750	3,444,803
First Eagle Investment Management LLC 4.750% due 12/01/22 §	2,493,750	2,462,578
Hub International Ltd Term B 4.000% due 10/02/20 §	9,099,795	8,874,575
Realogy Corp Term B 3.750% due 03/05/20 §	2,653,578	2,658,553

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
USI Inc Term B 4.250% due 12/27/19 §	$4,873,775	$4,806,761
WP Mustang Holdings LLC Term B (1st Lien) 5.500% due 05/29/21 §	1,950,714	1,937,708

		26,378,419

Health Care - 8.8%

Alere Inc Term B
due 06/18/22 µ	997,487	992,733
4.250% due 06/18/22 §	7,730,528	7,693,684
Catalent Pharma Solutions Inc Term B 4.250% due 05/20/21 §	2,701,882	2,703,781
Community Health Systems Inc
Term G
3.750% due 12/31/19 §	1,709,339	1,682,749
Term H
4.000% due 01/27/21 §	3,402,868	3,352,465
Creganna-Tactx Medical (1st Lien) (Ireland) 6.250% due 12/01/21 §	498,737	499,049
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	7,666,900	7,638,149
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	3,225,625	3,201,433
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	3,490,404	3,490,404
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	7,768,081	7,763,226

		39,017,673

Industrials - 25.0%

AlixPartners LLP Term B 4.500% due 07/28/22 §	7,464,994	7,443,218
Allflex Holdings III Inc (1st Lien) 4.250% due 07/20/20 §	5,928,549	5,864,325
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	1,086,071	1,067,970
(2nd Lien)
8.000% due 08/13/21 §	6,201,027	5,777,293
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,365,000	4,208,589
Beacon Roofing Supply Inc Term B 4.000% due 10/01/22 §	996,247	996,247
Camp International Holding Co
(1st Lien)
4.750% due 05/31/19 §	1,908,898	1,852,824
(2nd Lien)
8.250% due 11/30/19 §	1,500,000	1,378,125
Crosby US Acquisition Corp
(1st Lien)
due 11/23/20 µ	1,496,173	1,240,578
(2nd Lien)
7.000% due 11/22/21 §	1,000,000	612,500
CSC Holdings LLC Term B 2.933% due 04/17/20 §	2,487,212	2,486,824
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	4,566,545	4,538,004
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,955,000	1,920,787
Gardner Denver Inc due 07/30/20 µ	2,621,164	2,378,706
Gates Global Inc Term B 4.250% due 07/06/21 §	5,313,619	5,024,691
GYP Holdings III Corp
(1st Lien)
4.750% due 04/01/21 §	5,403,744	5,140,311
(2nd Lien)
7.750% due 04/01/22 §	1,250,000	1,125,000

	Principal Amount	Value
HD Supply Inc Term B 3.750% due 08/13/21 §	$6,467,500	$6,432,466
Jeld-Wen Inc 4.750% due 07/01/22 §	5,472,500	5,469,080
KAR Auction Services Inc Term B3 4.250% due 03/09/23 §	1,500,000	1,503,750
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	1,500,000	1,508,125
Ply Gem Industries Inc 4.000% due 02/01/21 §	4,899,966	4,818,298
Prime Security Services Borrower LLC (1st Lien) 5.000% due 07/01/21 §	1,244,373	1,235,041
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	3,227,105	3,187,437
SIG Combibloc US Acquisition Inc 4.250% due 03/13/22 §	8,167,500	8,149,997
Silver II US Holdings LLC 4.000% due 12/13/19 §	3,500,755	3,065,349
TransDigm Inc
Term C
3.750% due 02/28/20 §	440,033	435,279
Term D
3.750% due 06/04/21 §	982,500	972,675
Term E
3.500% due 05/14/22 §	3,961,923	3,898,532
Univar Inc 4.250% due 07/01/22 §	7,957,506	7,856,382
USAGM HoldCo LLC 4.750% due 07/28/22 §	2,992,500	2,897,736
Waste Industries USA Inc Term B 4.250% due 02/27/20 §	6,843,654	6,882,150

		111,368,289

Information Technology - 8.7%

Applied Systems Inc
(1st Lien)
4.250% due 01/25/21 §	474,879	470,724
(2nd Lien)
7.500% due 01/24/22 §	2,940,848	2,788,291
Avago Technologies Cayman Ltd Term B1 (Cayman) 4.250% due 02/01/23 §	6,750,000	6,725,153
CCC Information Services Inc 4.000% due 12/20/19 §	3,197,195	3,162,227
First Data Corp 4.182% due 07/08/22 §	2,000,000	1,991,042
Infor US Inc Term B5 3.750% due 06/03/20 §	3,092,572	3,005,593
Microsemi Corp Term B 5.250% due 01/15/23 §	4,169,118	4,193,611
NXP BV Term B (Netherlands) 3.750% due 12/07/20 §	1,995,000	2,002,637
ON Semiconductor Corp Term B due 03/31/23 µ	3,000,000	3,010,500
Solera Holdings Inc Term B 5.750% due 03/03/23 §	5,500,000	5,500,489
TransFirst Inc Term B
due 11/12/21 µ	1,994,962	1,994,713
6.250% due 11/12/21 §	3,989,924	3,989,426

		38,834,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Materials - 8.6%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	$3,920,000	$3,920,815
Berry Plastics Holding Corp
Term E
3.750% due 01/06/21 §	1,359,167	1,356,807
Term F
4.000% due 10/01/22 §	5,076,234	5,083,990
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,914,347	4,779,202
Emerald Performance Materials LLC
(1st Lien)
4.500% due 08/01/21 §	966,818	952,316
(2nd Lien)
7.750% due 08/01/22 §	250,000	228,750
Headwaters Inc Term B 4.500% due 03/24/22 §	1,736,875	1,742,303
Huntsman International LLC Term B due 03/23/23 µ	1,000,000	997,500
Nexeo Solutions LLC
5.000% due 09/08/17 §	790,230	788,913
Term B
due 09/08/17 µ	1,500,000	1,497,500
Term B3
due 09/08/17 µ	4,826,433	4,820,399
5.000% due 09/08/17 §	1,820,366	1,818,091
Pregis Corp 4.500% due 05/14/21 §	2,704,700	2,616,798
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	3,098,659	3,086,072
(2nd Lien)
7.000% due 03/26/21 §	3,890,526	3,892,958
Tekni-Plex Inc Term B 4.500% due 06/01/22 §	496,250	489,220

		38,071,634

Telecommunication Services - 3.1%

Level 3 Financing Inc Term B 4.000% due 01/15/20 §	5,500,000	5,520,625
WaveDivision Holdings LLC Term B 4.000% due 10/15/19 §	2,474,425	2,456,898
Zayo Group LLC
Term B
3.750% due 05/06/21 §	990,000	988,321
Term B2
4.500% due 05/06/21 §	4,887,750	4,909,896

		13,875,740

	Principal Amount	Value
Utilities - 1.0%

PowerTeam Services LLC
(1st Lien)
4.250% due 05/06/20 §	$3,189,184	$3,141,346
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,365,000

		4,506,346

Total Senior Loan Notes (Cost $416,137,256)		410,524,856

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $3,293,717; collateralized by U.S. Treasury Bonds: 3.125% due 02/15/43 and value $3,362,654)	3,293,715	3,293,715

Total Short-Term Investment (Cost $3,293,715)		3,293,715

TOTAL INVESTMENTS - 99.1% (Cost $445,952,053)		440,980,199

OTHER ASSETS & LIABILITIES, NET - 0.9%		3,792,323

NET ASSETS - 100.0%		$444,772,522

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$27,161,628	$-	$27,161,628	$-
	Senior Loan Notes	410,524,856	-	410,524,856	-
	Short-Term Investment	3,293,715	-	3,293,715	-

	Total	$440,980,199	$-	$440,980,199	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 0.000% * +	4,527	$39,385

Total Convertible Preferred Stocks (Cost $319,501)		39,385

COMMON STOCKS - 0.2%

Consumer Discretionary - 0.0%

Education Management LLC * +	4,068,695	4
Nelson Education Ltd +	270,923	-

		4

Health Care - 0.1%

Millennium Health LLC	46,636	728,687

Information Technology - 0.1%

IAP Worldwide Services Inc +	121	435,120

Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	11,297

Utilities - 0.0%

EME Reorganization Trust	202,312	425

Total Common Stocks (Cost $756,039)		1,175,533

	Principal Amount

CORPORATE BONDS & NOTES - 5.3%

Consumer Discretionary - 1.3%

Acosta Inc 7.750% due 10/01/22 ~	$230,000	213,900
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	201,500
AMC Networks Inc 5.000% due 04/01/24	85,000	85,531
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	30,488
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	72,400
Argos Merger Sub Inc 7.125% due 03/15/23 ~	140,000	148,750
Boyd Gaming Corp 6.375% due 04/01/26 ~	35,000	36,488
Cable One Inc 5.750% due 06/15/22 ~	30,000	30,825
CCO Holdings LLC 5.250% due 09/30/22	200,000	206,500
5.375% due 05/01/25 ~	155,000	158,100
6.500% due 04/30/21	1,000,000	1,038,310
CCOH Safari LLC 5.750% due 02/15/26 ~	85,000	88,187
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	15,000	14,925
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	60,000	29,850

	Principal Amount	Value
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	$235,000	$232,400
DISH DBS Corp 5.875% due 07/15/22	115,000	109,250
5.875% due 11/15/24	90,000	82,800
Dollar Tree Inc 5.250% due 03/01/20 ~	80,000	84,100
5.750% due 03/01/23 ~	190,000	202,231
Hilton Worldwide Finance LLC 5.625% due 10/15/21	145,000	150,974
Hot Topic Inc 9.250% due 06/15/21 ~	195,000	196,462
iHeartCommunications Inc 11.250% due 03/01/21	60,000	42,225
L Brands Inc 5.625% due 02/15/22	195,000	212,924
6.875% due 11/01/35	130,000	141,726
Lamar Media Corp 5.750% due 02/01/26 ~	20,000	21,050
Laureate Education Inc 9.250% due 09/01/19 ~	555,000	410,700
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	235,000	256,150
MDC Partners Inc 6.500% due 05/01/24 ~	165,000	168,919
MGM Resorts International 6.000% due 03/15/23	105,000	108,872
6.625% due 12/15/21	155,000	167,012
7.750% due 03/15/22	365,000	409,712
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	45,000
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	57,750
National CineMedia LLC 6.000% due 04/15/22	60,000	62,550
NCL Corp Ltd 4.625% due 11/15/20 ~	85,000	85,850
5.250% due 11/15/19 ~	45,000	46,350
Neptune Finco Corp 10.125% due 01/15/23 ~	200,000	214,500
10.875% due 10/15/25 ~	200,000	219,000
Netflix Inc 5.500% due 02/15/22	135,000	142,012
5.875% due 02/15/25	190,000	200,925
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	105,000	107,100
6.000% due 04/01/22 ~	205,000	213,712
Numericable-SFR SAS (France) 4.875% due 05/15/19 ~	300,000	300,000
6.000% due 05/15/22 ~	205,000	200,900
Party City Holdings Inc 6.125% due 08/15/23 ~	150,000	155,250
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	83,400
Regal Entertainment Group 5.750% due 03/15/22	45,000	46,800
Sabre GLBL Inc 5.250% due 11/15/23 ~	80,000	81,792
5.375% due 04/15/23 ~	35,000	36,094
Sally Holdings LLC 5.625% due 12/01/25	110,000	117,700
5.750% due 06/01/22	10,000	10,525
Sirius XM Radio Inc 5.875% due 10/01/20 ~	30,000	31,458
6.000% due 07/15/24 ~	150,000	157,828
Starz LLC 5.000% due 09/15/19	85,000	86,912
Station Casinos LLC 7.500% due 03/01/21	150,000	159,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Studio City Finance Ltd (Hong Kong) 8.500% due 12/01/20 ~	$250,000	$251,875
Tempur Sealy International Inc 5.625% due 10/15/23 ~	70,000	72,363
6.875% due 12/15/20	70,000	74,200
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	96,600
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	79,200
TRI Pointe Group Inc 4.375% due 06/15/19	75,000	74,813
5.875% due 06/15/24	100,000	99,875
Tribune Media Co 5.875% due 07/15/22 ~	120,000	117,300
Univision Communications Inc 5.125% due 05/15/23 ~	55,000	55,000
Viking Cruises Ltd 6.250% due 05/15/25 ~	70,000	58,975
8.500% due 10/15/22 ~	130,000	123,500
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	201,000
Vista Outdoor Inc 5.875% due 10/01/23 ~	70,000	73,675
Yum! Brands Inc 3.750% due 11/01/21	30,000	28,613
3.875% due 11/01/23	10,000	9,288
5.300% due 09/15/19	20,000	21,125

		9,653,071

Consumer Staples - 0.3%

Central Garden & Pet Co 6.125% due 11/15/23	110,000	114,950
Constellation Brands Inc 4.250% due 05/01/23	175,000	179,813
6.000% due 05/01/22	70,000	79,100
Dean Foods Co 6.500% due 03/15/23 ~	225,000	232,031
HRG Group Inc 7.875% due 07/15/19	140,000	147,994
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	95,000	95,831
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	35,000	36,663
Post Holdings Inc 6.000% due 12/15/22 ~	250,000	258,437
6.750% due 12/01/21 ~	25,000	26,406
7.750% due 03/15/24 ~	70,000	77,175
8.000% due 07/15/25 ~	35,000	39,288
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	100,000	102,690
9.875% due 08/15/19	230,000	238,194
Rite Aid Corp 6.125% due 04/01/23 ~	190,000	202,112
Spectrum Brands Inc 5.750% due 07/15/25	130,000	138,775
6.375% due 11/15/20	65,000	68,770
6.625% due 11/15/22	45,000	48,881
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	37,844
TreeHouse Foods Inc 6.000% due 02/15/24 ~	140,000	149,100

		2,274,054

Energy - 0.6%

Antero Resources Corp 5.375% due 11/01/21	145,000	133,762
5.625% due 06/01/23	55,000	50,875
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	35,000	29,313

	Principal Amount	Value
Bonanza Creek Energy Inc 6.750% due 04/15/21	$110,000	$31,350
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	50,000	43,750
Concho Resources Inc 5.500% due 04/01/23	365,000	359,525
CrownRock LP 7.750% due 02/15/23 ~	160,000	155,600
CVR Refining LLC 6.500% due 11/01/22	175,000	154,875
Denbury Resources Inc 5.500% due 05/01/22	30,000	13,650
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	140,000	131,600
8.125% due 09/15/23 ~	40,000	38,200
Energy Transfer Equity LP 5.875% due 01/15/24	160,000	137,600
EP Energy LLC 7.750% due 09/01/22	55,000	25,850
Gulfport Energy Corp 6.625% due 05/01/23	105,000	98,175
7.750% due 11/01/20	195,000	195,975
Matador Resources Co 6.875% due 04/15/23	70,000	67,025
Memorial Resource Development Corp 5.875% due 07/01/22	240,000	204,000
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	197,600
Newfield Exploration Co 5.625% due 07/01/24	160,000	150,800
Noble Energy Inc 5.625% due 05/01/21	42,000	42,256
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	55,000	40,219
Parsley Energy LLC 7.500% due 02/15/22 ~	20,000	20,000
PBF Logistics LP 6.875% due 05/15/23	75,000	70,875
RSP Permian Inc 6.625% due 10/01/22	130,000	129,350
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	115,000	111,119
5.625% due 04/15/23	100,000	95,750
5.625% due 03/01/25	175,000	167,562
5.750% due 05/15/24	200,000	192,000
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	136,987
Seven Generations Energy Ltd (Canada) 6.750% due 05/01/23 ~	90,000	85,725
8.250% due 05/15/20 ~	210,000	211,575
Seventy Seven Energy Inc 6.500% due 07/15/22	55,000	2,750
SM Energy Co 6.125% due 11/15/22	35,000	25,813
6.500% due 01/01/23	95,000	67,925
Sunoco LP 6.375% due 04/01/23 ~	200,000	201,124
Tesoro Corp 5.375% due 10/01/22	115,000	113,706
Tesoro Logistics LP 5.500% due 10/15/19 ~	25,000	24,938
6.250% due 10/15/22 ~	65,000	65,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	60,000	11,550
Williams Partners LP 4.875% due 03/15/24	15,000	13,115

		4,048,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Financials - 0.4%

Ally Financial Inc 8.000% due 12/31/18	$500,000	$545,000
CIT Group Inc 5.250% due 03/15/18	505,000	523,685
Communications Sales & Leasing Inc REIT 8.250% due 10/15/23	20,000	18,650
Equinix Inc REIT 5.875% due 01/15/26	125,000	131,937
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	161,906
General Motors Financial Co Inc 3.250% due 05/15/18	20,000	20,346
4.750% due 08/15/17	845,000	872,641
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	108,937
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	69,750
HUB International Ltd 7.875% due 10/01/21 ~	100,000	98,750
Navient Corp 5.000% due 10/26/20	45,000	40,950
5.500% due 01/15/19	140,000	138,250
5.875% due 10/25/24	55,000	47,334
Quicken Loans Inc 5.750% due 05/01/25 ~	55,000	53,625
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	56,513
Solera LLC 10.500% due 03/01/24 ~	65,000	65,488
USI Inc 7.750% due 01/15/21 ~	15,000	15,056
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	74,813

		3,043,631

Health Care - 0.7%

Acadia Healthcare Co Inc 6.500% due 03/01/24 ~	55,000	57,338
Alere Inc 6.375% due 07/01/23 ~	115,000	121,037
6.500% due 06/15/20	60,000	61,440
Amsurg Corp 5.625% due 11/30/20	50,000	51,875
5.625% due 07/15/22	75,000	77,531
Capsugel SA 7.000% PIK due 05/15/19 ~	35,000	35,241
Centene Corp 4.750% due 05/15/22	35,000	35,525
5.625% due 02/15/21 ~	70,000	73,150
6.125% due 02/15/24 ~	70,000	73,850
CHS/Community Health Systems Inc 6.875% due 02/01/22	135,000	122,512
7.125% due 07/15/20	160,000	152,000
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	198,875
DJO Finco Inc 8.125% due 06/15/21 ~	65,000	57,850
ExamWorks Group Inc 5.625% due 04/15/23	60,000	61,425
HCA Inc 5.875% due 02/15/26	100,000	103,250
6.500% due 02/15/20	25,000	27,500
7.500% due 02/15/22	835,000	949,034
HealthSouth Corp 5.750% due 11/01/24	35,000	35,630
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	45,000	46,800

	Principal Amount	Value
Hologic Inc 5.250% due 07/15/22 ~	$120,000	$125,550
IMS Health Inc 6.000% due 11/01/20 ~	100,000	103,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	245,000	252,178
Kinetic Concepts Inc 7.875% due 02/15/21 ~	30,000	31,800
10.500% due 11/01/18	250,000	251,875
Mallinckrodt International Finance SA 4.875% due 04/15/20 ~	50,000	47,100
5.500% due 04/15/25 ~	50,000	44,375
5.625% due 10/15/23 ~	160,000	146,000
MEDNAX Inc 5.250% due 12/01/23 ~	55,000	57,338
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	225,000	234,562
PRA Holdings Inc 9.500% due 10/01/23 ~	45,000	49,950
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	75,000	75,938
Team Health Inc 7.250% due 12/15/23 ~	145,000	155,512
Teleflex Inc 5.250% due 06/15/24	35,000	36,006
Tenet Healthcare Corp 6.000% due 10/01/20	70,000	74,900
6.750% due 06/15/23	35,000	33,688
8.125% due 04/01/22	145,000	149,482
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	162,825
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	50,000	39,625
5.875% due 05/15/23 ~	160,000	126,200
6.125% due 04/15/25 ~	125,000	96,563
7.500% due 07/15/21 ~	75,000	62,859
Vizient Inc 10.375% due 03/01/24 ~	55,000	58,988
WellCare Health Plans Inc 5.750% due 11/15/20	170,000	176,587

		4,934,764

Industrials - 0.7%

Advanced Disposal Services Inc 8.250% due 10/01/20	65,000	66,618
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	150,000	156,375
Air Medical Merger Sub Corp 6.375% due 05/15/23 ~	75,000	70,687
Aircastle Ltd 5.000% due 04/01/23	35,000	35,263
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	110,000	101,887
Builders FirstSource Inc 7.625% due 06/01/21 ~	29,000	30,268
10.750% due 08/15/23 ~	34,000	34,425
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	80,850
CEB Inc 5.625% due 06/15/23 ~	140,000	142,800
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,731
Covanta Holding Corp 5.875% due 03/01/24	40,000	39,000
6.375% due 10/01/22	65,000	65,325
CSC Holdings LLC 5.250% due 06/01/24	15,000	13,406
6.750% due 11/15/21	100,000	102,950
8.625% due 02/15/19	35,000	38,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Erickson Air-Crane Inc 6.000% due 11/02/20 +	$78,969	$34,786
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	25,000	25,125
FTI Consulting Inc 6.000% due 11/15/22	325,000	341,656
HD Supply Inc 5.250% due 12/15/21 ~	65,000	68,494
5.750% due 04/15/24 ~	45,000	46,350
7.500% due 07/15/20	185,000	197,256
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	57,750
Icahn Enterprises LP 3.500% due 03/15/17	65,000	65,000
6.000% due 08/01/20	95,000	92,862
IHS Inc 5.000% due 11/01/22	95,000	98,919
International Lease Finance Corp 4.625% due 04/15/21	25,000	25,688
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	70,000	76,650
Navistar International Corp 8.250% due 11/01/21	35,000	26,075
Nortek Inc 8.500% due 04/15/21	55,000	57,338
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,625
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	206,750
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	513,750
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	400,000	428,000
Standard Industries Inc 5.125% due 02/15/21 ~	45,000	46,294
5.375% due 11/15/24 ~	125,000	127,500
5.500% due 02/15/23 ~	90,000	92,250
6.000% due 10/15/25 ~	100,000	106,250
The Hertz Corp 6.250% due 10/15/22	180,000	180,900
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	52,250
TMS International Corp 7.625% due 10/15/21 ~	60,000	36,750
TransDigm Inc 6.000% due 07/15/22	125,000	125,156
6.500% due 07/15/24	120,000	119,664
7.500% due 07/15/21	20,000	21,050
United Rentals North America Inc 6.125% due 06/15/23	45,000	46,688
7.375% due 05/15/20	60,000	62,813
7.625% due 04/15/22	155,000	165,850
USG Corp 5.500% due 03/01/25 ~	15,000	15,656
5.875% due 11/01/21 ~	25,000	26,250
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	75,000	56,250
Watco Cos LLC 6.375% due 04/01/23 ~	65,000	63,700
XPO Logistics Inc 6.500% due 06/15/22 ~	135,000	131,794
7.875% due 09/01/19 ~	320,000	332,800
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	158,681

		5,417,793

	Principal Amount	Value
Information Technology - 0.4%

Activision Blizzard Inc 6.125% due 09/15/23 ~	$50,000	$53,875
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,169
Anixter Inc 5.500% due 03/01/23 ~	85,000	86,275
CommScope Inc 4.375% due 06/15/20 ~	35,000	36,050
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	115,000	117,300
Emdeon Inc 6.000% due 02/15/21 ~	15,000	14,663
First Data Corp 5.000% due 01/15/24 ~	95,000	95,475
6.750% due 11/01/20 ~	169,000	178,126
7.000% due 12/01/23 ~	300,000	304,125
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	95,000	71,487
Infor US Inc 5.750% due 08/15/20 ~	70,000	72,275
6.500% due 05/15/22	75,000	68,625
Informatica LLC 7.125% due 07/15/23 ~	90,000	87,300
Micron Technology Inc 5.250% due 08/01/23 ~	80,000	65,800
5.625% due 01/15/26 ~	55,000	43,725
Microsemi Corp 9.125% due 04/15/23 ~	105,000	115,762
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	17,563
Plantronics Inc 5.500% due 05/31/23 ~	105,000	103,425
Seagate HDD Cayman 4.750% due 01/01/25	285,000	223,062
SS&C Technologies Holdings Inc 5.875% due 07/15/23 ~	105,000	109,561
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	100,000	57,000
Western Digital Corp 7.375% due 04/01/23 ~	195,000	199,387
10.500% due 04/01/24 ~	295,000	295,922
Zebra Technologies Corp 7.250% due 10/15/22	170,000	185,300

		2,658,252

Materials - 0.3%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	185,000	186,850
ArcelorMittal (Luxembourg) 7.250% due 02/25/22	40,000	39,780
Ardagh Packaging Finance PLC (Ireland) 3.634% due 12/15/19 § ~	200,000	197,500
Ball Corp 4.375% due 12/15/20	110,000	114,262
Berry Plastics Corp 6.000% due 10/15/22 ~	45,000	47,363
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	20,000	19,963
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	197,262
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	85,000	65,025
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	91,875
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	145,000	136,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
New Gold Inc (Canada) 6.250% due 11/15/22 ~	$90,000	$76,500
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	120,000	125,250
6.375% due 08/15/25 ~	130,000	136,906
Platform Specialty Products Corp 6.500% due 02/01/22 ~	95,000	80,631
10.375% due 05/01/21 ~	30,000	29,100
SunCoke Energy Partners LP 7.375% due 02/01/20	60,000	42,000
7.375% due 02/01/20 ~	15,000	10,500
The Scotts Miracle-Gro Co 6.000% due 10/15/23 ~	280,000	296,800
Tronox Finance LLC 6.375% due 08/15/20	175,000	135,625
7.500% due 03/15/22 ~	40,000	30,100
WR Grace & Co 5.125% due 10/01/21 ~	55,000	57,338
5.625% due 10/01/24 ~	20,000	20,925

		2,138,217

Telecommunication Services - 0.4%

Avaya Inc 9.000% due 04/01/19 ~	80,000	54,400
CenturyLink Inc 6.750% due 12/01/23	60,000	58,575
7.500% due 04/01/24	60,000	60,225
Frontier Communications Corp 6.250% due 09/15/21	70,000	65,057
6.875% due 01/15/25	80,000	67,850
7.625% due 04/15/24	15,000	13,388
10.500% due 09/15/22 ~	30,000	30,863
11.000% due 09/15/25 ~	350,000	353,062
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22	35,000	18,900
7.500% due 04/01/21	5,000	3,200
8.000% due 02/15/24 ~	90,000	92,925
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	95,000	28,738
8.125% due 06/01/23	155,000	47,081
Level 3 Financing Inc 5.250% due 03/15/26 ~	60,000	60,600
5.375% due 01/15/24 ~	45,000	45,675
SBA Telecommunications Inc 5.750% due 07/15/20	165,000	170,981
Sprint Communications Inc 6.000% due 11/15/22	10,000	7,363
7.000% due 08/15/20	110,000	88,000
9.125% due 03/01/17	100,000	102,250
Sprint Corp 7.250% due 09/15/21	80,000	61,500
7.625% due 02/15/25	80,000	59,800
7.875% due 09/15/23	750,000	575,625
T-Mobile USA Inc 6.250% due 04/01/21	65,000	68,562
6.464% due 04/28/19	200,000	205,000
6.500% due 01/15/26	245,000	255,719
6.625% due 04/01/23	55,000	58,162
6.633% due 04/28/21	70,000	73,500
6.731% due 04/28/22	25,000	26,245
Windstream Services LLC 6.375% due 08/01/23	160,000	118,000
Zayo Group LLC 6.375% due 05/15/25 ~	45,000	43,992

		2,915,238

Utilities - 0.2%

AES Corp 5.500% due 03/15/24	45,000	44,213
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	221,450

	Principal Amount	Value
Calpine Corp 5.375% due 01/15/23	$170,000	$165,645
5.750% due 01/15/25	55,000	53,006
Dynegy Inc 6.750% due 11/01/19	135,000	135,000
7.375% due 11/01/22	105,000	97,650
7.625% due 11/01/24	90,000	82,125
NRG Energy Inc 8.250% due 09/01/20	595,000	602,437
NRG Yield Operating LLC 5.375% due 08/15/24	50,000	46,750

		1,448,276

Total Corporate Bonds & Notes (Cost $39,408,756)		38,532,160

SENIOR LOAN NOTES - 90.8%

Consumer Discretionary - 24.6%

99 Cents Only Stores LLC 4.500% due 01/11/19 §	776,972	530,283
Acosta Holdco Inc 4.250% due 09/26/21 §	2,762,111	2,710,321
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	399,160	399,399
Affinity Gaming LLC Term B 5.250% due 11/09/17 §	456,863	459,337
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	360,938	338,090
Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	2,421,811	2,417,522
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	4,374,260	4,048,377
AMC Entertainment Inc 4.000% due 12/15/22 §	1,845,375	1,852,487
Ancestry.com Inc Term B 5.000% due 08/17/22 §	1,318,375	1,316,727
Answers Corp (1st Lien) 6.250% due 10/03/21 §	1,829,102	1,227,785
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	369,375	323,203
Aramark Services Inc 1.969% due 07/26/16 §	56,903	55,893
Ascena Retail Group Inc Term B 5.250% due 08/21/22 §	1,421,304	1,389,770
Ascend Learning LLC Term B 5.502% due 07/31/19 §	1,001,937	999,850
Asurion LLC (2nd Lien) 8.500% due 03/03/21 §	1,925,000	1,807,094
Term B1 5.000% due 05/24/19 §	2,210,436	2,184,647
Term B4 5.000% due 08/04/22 §	4,038,500	3,959,414
Auction.com LLC Term B 6.000% due 05/12/19 §	891,000	883,204
Bass Pro Group LLC 4.000% due 06/05/20 §	1,950,834	1,882,555
Block Communications Inc Term B 4.000% due 11/07/21 §	197,001	197,740
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	322,778	323,181
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	659,842	649,944
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 § Y	1,122,078	1,035,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	$583,941	$564,963
CCO Safari III LLC 3.500% due 01/24/23 §	1,800,000	1,804,340
CDS U.S. Intermediate Holdings Inc (1st Lien) 5.000% due 07/08/22 §	871,872	834,091
Centerplate Inc Term A 4.750% due 11/26/19 §	509,278	468,535
CityCenter Holdings LLC Term B 4.298% due 10/16/20 §	511,309	511,682
Clear Channel Communications Inc Term E 7.933% due 07/30/19 §	354,610	244,415
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	1,625,000	1,616,197
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	515,813	512,428
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,337,657	2,269,607
David’s Bridal Inc Term B 5.250% due 10/11/19 §	716,584	650,300
Dayco Products LLC Term B 5.250% due 12/12/19 §	1,298,214	1,259,267
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	1,623,720	1,628,208
Education Management LLC Term A 5.500% due 07/02/20 § +	339,553	197,586
Term B 4.250% due 07/02/20 § +	604,365	34,267
Entercom Radio LLC Term B 4.001% due 11/23/18 §	473,836	472,849
Entravision Communications Corp 3.500% due 05/31/20 §	483,958	475,489
Evergreen Acquisition Co 1 LP due 07/09/19 µ	300,000	242,250
5.000% due 07/09/19 §	1,740,851	1,405,737
Extreme Reach Inc (1st Lien) 7.250% due 02/07/20 §	505,414	503,670
FCA US LLC Term B 3.250% due 12/31/18 §	992,984	992,736
3.500% due 05/24/17 §	2,306,572	2,308,830
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,127,375	2,843,306
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	276,938	274,459
Flint Group GmbH Term C (Germany) 4.500% due 09/07/21 §	132,746	130,423
Flint Group US LLC Term B2 (1st Lien) 4.500% due 09/07/21 §	803,004	782,929
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	554,097	551,557
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,020,513	4,985,937
Getty Images Inc Term B 4.750% due 10/18/19 §	4,683,659	3,516,645
Go Daddy Operating Co LLC Term B 4.250% due 05/13/21 §	2,699,205	2,698,026
Golden Nugget Inc 5.500% due 11/21/19 §	104,344	103,692
Term B 5.500% due 11/21/19 §	243,469	241,947
Gray Television Inc Term B 3.938% due 06/13/21 §	222,575	222,352
Term C 4.250% due 06/13/21 §	471,260	472,585

	Principal Amount	Value
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	$778,500	$782,198
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	4,244,649	4,251,016
Horizon Global Corp Term B 7.000% due 06/30/21 §	409,063	393,723
Hubbard Radio LLC Term B 4.250% due 05/27/22 §	562,500	538,594
iHeartCommunications Inc Term D 7.183% due 01/30/19 §	1,102,586	757,799
Information Resources Inc Term B 4.750% due 09/30/20 §	950,625	949,928
J. Crew Group Inc Term B 4.000% due 03/05/21 §	2,408,438	1,891,124
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,390,879	2,333,350
Kasima LLC Term B 3.250% due 05/17/21 §	501,471	498,493
Knowledge Universe Education LLC (1st Lien) 6.000% due 07/28/22 §	970,125	961,636
La Quinta Intermediate Holdings LLC Term B 3.750% due 04/14/21 §	786,367	775,227
Landry’s Inc Term B 4.000% due 04/24/18 §	1,668,403	1,664,649
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,356,696	2,911,934
Libbey Glass Inc Term B 3.750% due 04/09/21 §	315,619	313,055
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	1,994,351	1,998,505
LTF Merger Sub Inc Term B 4.250% due 06/10/22 §	1,166,188	1,155,254
MCC Iowa LLC Term H 3.250% due 01/29/21 §	778,000	773,867
Term J 3.750% due 06/30/21 §	761,438	759,415
Mediacom Illinois LLC Term E 3.400% due 10/23/17 §	1,393,301	1,390,027
Term G 3.500% due 06/30/21 §	418,625	415,611
MGM Resorts International Term B 3.500% due 12/20/19 §	1,961,915	1,960,281
MGOC Inc Term B 4.000% due 07/31/20 §	1,079,224	1,078,955
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	1,034,346	1,009,349
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,027,663	2,026,184
Term B2 4.000% due 01/28/20 §	687,250	688,754
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	741,900	740,973
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,763,382	1,743,543
Nelson Education Ltd (Canada) 4.000% PIK due 10/01/20 § +	1,626,054	1,300,843
Neptune Finco Corp Term B 5.000% due 10/09/22 §	3,375,000	3,386,813
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	3,956,484	3,958,133
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	841,787	840,734
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	1,918,356	1,884,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
NPC International Inc Term B 4.750% due 12/28/18 §	$811,406	$807,349
Numericable Group SA (France) 4.563% due 07/31/22 §	324,188	321,216
Numericable U.S. LLC Term B1 4.500% due 05/21/20 §	979,486	974,249
Term B2 4.500% due 05/21/20 §	847,389	842,858
P.F. Chang’s China Bistro Inc Term B 4.252% due 07/02/19 §	1,427,214	1,361,205
Party City Holdings Inc Term B 4.250% due 08/19/22 §	2,338,120	2,322,777
Penton Media Inc 4.750% due 10/03/19 §	482,058	477,840
PetSmart Inc Term B1 4.250% due 03/11/22 §	3,796,313	3,785,398
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	417,563	386,245
Pilot Travel Centers LLC Term B 3.750% due 10/01/21 §	1,233,181	1,240,889
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	138,795	138,867
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	365,625	360,141
ProQuest LLC Term B 5.750% due 10/24/21 §	567,801	552,186
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,074,881	1,058,758
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,523,500	2,455,681
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	365,500	350,652
RGIS Services LLC Term C 5.500% due 10/18/17 §	1,965,629	1,405,425
Sabre Inc Term B 4.000% due 02/19/19 §	1,330,313	1,332,807
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	287,692	288,951
Scientific Games International Inc Term B1 6.000% due 10/18/20 §	2,859,188	2,781,155
Term B2 6.000% due 10/01/21 §	715,938	696,138
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,059,642	2,005,577
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	218,813	217,171
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	3,138,415	3,140,132
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,019,250	2,021,774
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	679,034	675,320
Term B1 3.500% due 07/30/21 §	1,488,750	1,487,820
Sonifi Solutions Inc Term C 6.750% due 03/28/18 § +	645,182	193,555
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,293,215	1,263,309
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.750% due 08/14/20 §	2,837,898	2,749,213
SRAM LLC Term B 4.012% due 04/10/20 §	1,856,885	1,521,485

	Principal Amount	Value
STS Operating Inc 4.750% due 02/12/21 §	$245,000	$213,150
SurveyMonkey.com LLC Term B 6.250% due 02/05/19 §	618,430	602,969
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	321,997	321,997
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	3,185,000	3,191,969
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	718,750	692,695
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,072,548	1,903,865
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	1,044,750	1,038,220
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	706,338	702,806
Town Sports International Inc Term B 4.500% due 11/15/20 §	936,589	407,416
Travelport Finance SARL Term B (Luxembourg) 5.750% due 09/02/21 §	986,000	986,863
Tropicana Entertainment Inc 4.000% due 11/27/20 §	292,500	291,038
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,298,538	4,261,696
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.500% due 06/30/23 §	2,315,227	2,298,949
Visteon Corp Term B 3.500% due 04/09/21 §	495,833	494,284
WASH Multifamily Laundry Systems LLC (1st Lien) 4.250% due 05/14/22 §	272,938	266,797
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,714,200	3,500,294
WMG Acquisition Corp 3.750% due 07/01/20 §	2,837,299	2,801,123
Zuffa LLC Term B 3.750% due 02/25/20 §	1,469,639	1,457,698

		177,597,969

Consumer Staples - 6.8%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	2,872,495	2,877,881
Albertson’s LLC Term B2 5.500% due 03/21/19 §	1,079,616	1,081,254
Term B3 5.125% due 08/25/19 §	1,781,250	1,782,841
Term B4 5.500% due 08/25/21 §	3,019,500	3,026,107
Blue Buffalo Co Ltd Term B3 3.750% due 08/08/19 §	1,966,958	1,971,875
Charger OpCo BV Term B1 (Netherlands) 4.250% due 07/02/22 §	1,664,345	1,668,506
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	425,629	426,338
Coty Inc Term B 3.750% due 10/27/22 §	750,000	750,625
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	364,636	266,184
Darling International Inc Term B 3.250% due 01/06/21 §	563,500	562,268
Del Monte Foods Inc (1st Lien) 4.254% due 02/18/21 §	1,055,962	993,925
Dole Food Co Inc 4.502% due 11/01/18 §	3,380,919	3,372,995
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	624,375	561,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Galleria Co Term B 3.750% due 01/26/23 §	$1,500,000	$1,498,125
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,131,704	1,094,216
JBS USA LLC 3.750% due 05/25/18 §	3,525,078	3,514,062
3.750% due 09/18/20 §	1,243,125	1,238,463
Term B 4.000% due 10/30/22 §	573,563	571,651
KIK Custom Products Inc Term B 6.000% due 08/26/22 §	1,343,250	1,289,520
Maple Holdings Acquisition Corp Term B 5.250% due 03/03/23 §	1,183,333	1,189,004
NBTY Inc Term B2 3.500% due 10/01/17 §	2,214,684	2,208,040
Post Holdings Inc 3.750% due 06/02/21 §	224,453	225,271
Revlon Consumer Products Corp 4.000% due 10/08/19 §	896,096	896,377
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	4,065,561	4,069,025
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	527,625
Spectrum Brands Inc 3.500% due 06/23/22 §	1,620,684	1,628,282
Supervalu Inc Term B 4.500% due 03/21/19 §	4,913,221	4,821,781
The Sun Products Corp 5.500% due 03/23/20 §	2,352,250	2,281,682
US Foods Inc 4.500% due 03/31/19 §	2,601,438	2,592,842

		48,988,702

Energy - 2.5%

Alpha Natural Resources LLC 10.000% due 02/06/17 §	100,000	95,000
Term B 3.500% due 05/22/20 § Y	635,375	209,145
Arch Coal Inc Term B 7.500% due 05/16/18 § Y	2,300,629	821,325
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 § +	1,166,174	667,751
CITGO Holding Inc Term B 9.500% due 05/12/18 §	668,845	671,354
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	812,625	785,199
Crestwood Holdings LLC Term B1 9.000% due 06/19/19 § +	1,165,374	376,532
Drillships Ocean Ventures Inc Term B due 07/25/21 µ	150,000	69,250
5.500% due 07/25/21 §	886,500	409,268
Energy Transfer Equity LP 3.250% due 12/02/19 §	1,325,000	1,186,703
4.000% due 12/02/19 §	302,059	272,608
Fieldwood Energy LLC (1st Lien) 3.875% due 10/01/18 §	2,757,651	1,894,161
(2nd Lien) 8.375% due 09/30/20 §	550,000	97,625
Invenergy Thermal Operating I LLC Term B 6.500% due 10/07/22 §	174,125	165,419
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,792,307	4,713,490
Murray Energy Corp Term B1 7.000% due 04/16/17 §	247,728	157,307
Term B2 7.500% due 04/16/20 §	1,488,333	770,212

	Principal Amount	Value
Paragon Offshore Finance Co Term B (Cayman) 5.250% due 07/18/21 § Y	$715,938	$158,700
Samson Investment Co (2nd Lien) 0.000% due 09/25/18 § Y	950,000	16,625
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	3,032,149	1,351,832
Sheridan Investment Partners II LP Term A 4.250% due 12/16/20 §	77,066	32,753
Term B 4.250% due 12/16/20 §	554,005	235,452
Term M 4.250% due 12/16/20 §	28,741	12,215
Sheridan Production Partners I LLC Term B2 4.250% due 10/01/19 §	2,226,718	1,063,258
Term B2 I-A 4.250% due 10/01/19 §	295,058	140,890
Term B2 I-M 4.250% due 10/01/19 §	180,223	86,057
Southcross Holdings Borrower LP Term B 0.000% due 08/04/21 § Y	344,750	40,221
Targa Resources Inc 5.750% due 02/25/22 §	204,651	186,744
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,572,506	1,305,180

		17,992,276

Financials - 6.7%

Alliant Holdings I Inc Term B 4.500% due 08/12/22 §	1,612,813	1,596,684
Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	1,534,568	1,365,765
American Capital Ltd 3.500% due 08/22/17 §	698,250	693,432
AmWINS Group LLC 5.250% due 09/06/19 §	4,252,987	4,265,393
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	523,368	511,810
AssuredPartners Inc (1st Lien) 5.750% due 10/21/22 §	648,375	646,754
Astro AB Borrower Inc (1st Lien) 5.500% due 04/30/22 §	248,125	246,109
CGSC of Delaware Holding Corp (1st Lien) 5.000% due 04/16/20 §	534,875	530,640
Citco Funding LLC 4.250% due 06/29/18 §	2,507,385	2,507,385
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	604,828	596,119
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	833,000	821,005
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	900,982	655,464
DTZ U.S. Borrower LLC (1st Lien) 4.250% due 11/04/21 §	2,233,125	2,214,516
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	1,793,021	1,766,126
Guggenheim Partners LLC 4.250% due 07/22/20 §	1,723,969	1,723,250
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,628,881	1,612,592
Hub International Ltd Term B 4.000% due 10/02/20 §	2,218,353	2,163,448
ION Trading Finance Ltd Term B1 (Ireland) 4.250% due 06/10/21 §	1,429,581	1,415,285
IPC Corp Term B 5.500% due 08/06/21 §	1,361,250	1,276,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
LPL Holdings Inc Term B 4.250% due 03/29/21 §	$2,779,340	$2,695,960
MCS AMS Sub-Holdings LLC Term B 7.500% due 10/15/19 § +	403,750	365,717
Medley LLC 6.500% due 06/15/19 § +	410,227	418,104
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	537,728	538,064
NXT Capital Inc 6.250% due 09/04/18 §	569,162	569,162
Term B 6.250% due 09/04/18 §	682,990	682,990
Ocwen Financial Corp 5.500% due 02/15/18 §	1,379,630	1,357,211
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	452,268	450,007
RCS Capital Corp 8.000% due 08/08/16 §	825,000	820,875
(1st Lien) due 04/29/19 Y µ	325,000	214,500
0.000% due 04/29/19 § Y	2,671,729	1,763,341
RE/MAX International Inc Term B 4.250% due 07/31/20 §	1,482,172	1,461,174
RHP Hotel Properties LP REIT Term B 3.500% due 01/15/21 §	564,938	565,997
Salient Partners LP 7.500% due 05/19/21 §	687,750	667,118
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	560,553	555,998
USI Inc Term B 4.250% due 12/27/19 §	4,299,161	4,240,048
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	2,988,160	2,991,896
Walter Investment Management Corp 4.750% due 12/19/20 §	1,449,234	1,266,269

		48,232,380

Health Care - 13.9%

Acadia Healthcare Co Inc Term B 4.250% due 02/11/22 §	197,500	198,179
ADMI Corp Term B 5.500% due 04/30/22 §	992,500	993,741
Akorn Inc Term B 6.000% due 04/16/21 §	696,598	695,728
Albany Molecular Research Inc Term B 5.750% due 07/16/21 §	597,000	595,507
Alere Inc Term B 4.250% due 06/18/22 §	1,410,527	1,403,804
Alkermes Inc 3.500% due 09/25/19 §	411,153	404,986
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	2,446,122	2,270,816
AMAG Pharmaceuticals Inc (1st Lien) 4.750% due 08/13/21 §	901,875	890,602
Amneal Pharmaceuticals LLC 4.501% due 11/01/19 §	2,587,242	2,563,796
Amsurg Corp Term B (1st Lien) 3.500% due 07/16/21 §	515,813	516,636
Ardent Legacy Acquisitions Inc Term B 6.500% due 08/04/21 §	447,750	448,869
ATI Holdings Inc 5.250% due 12/20/19 §	484,193	483,890
Auris Luxembourg III SARL Term B4 (Luxembourg) 4.250% due 01/15/22 §	618,762	617,602
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	661,134
CareCore National LLC Term B 5.500% due 03/05/21 §	1,949,196	1,832,244

	Principal Amount	Value
CHG Healthcare Services Inc 4.250% due 11/19/19 §	$2,737,658	$2,725,681
Community Health Systems Inc Term F 3.741% due 12/31/18 §	1,300,561	1,290,705
Term G 3.750% due 12/31/19 §	1,919,417	1,889,559
Term H 4.000% due 01/27/21 §	4,628,913	4,560,350
Concentra Inc (1st Lien) 4.000% due 06/01/22 §	272,938	271,573
Convatec Inc 4.250% due 06/15/20 §	1,230,792	1,227,715
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	1,182,867	1,132,595
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,701,875	2,710,740
DJO Finance LLC 4.250% due 06/08/20 §	1,741,250	1,707,513
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	712,313	688,124
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 09/26/22 §	2,294,250	2,262,704
Envision Healthcare Corp 4.250% due 05/25/18 §	1,933,939	1,936,840
Global Healthcare Exchange LLC Term B 5.500% due 08/15/22 §	920,375	919,224
Greatbatch Ltd Term B 5.250% due 10/27/22 §	825,000	825,387
Grifols Worldwide Operations USA Inc Term B 3.433% due 02/27/21 §	3,797,500	3,801,385
Hill-Rom Holdings Inc Term B 3.500% due 09/08/22 §	1,165,625	1,168,297
Horizon Pharma Inc Term B 4.500% due 05/07/21 §	2,158,688	2,087,857
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,019,959	2,012,384
IMS Health Inc 3.500% due 03/17/21 §	4,338,486	4,331,028
Indivior Finance SARL Term B (Luxembourg) 7.000% due 12/19/19 §	773,438	742,500
inVentiv Health Inc Term B3 7.750% due 05/15/18 §	2,465,661	2,459,496
Term B4 7.750% due 05/15/18 §	1,314,486	1,312,843
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	5,237,807	5,198,523
Kindred Healthcare Inc 4.250% due 04/09/21 §	3,144,000	3,061,470
Kinetic Concepts Inc Term E1 4.500% due 05/04/18 §	4,407,787	4,389,191
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,328,973	1,302,393
Mallinckrodt International Finance SA (Luxembourg) Term B 3.250% due 03/19/21 §	1,225,000	1,186,499
Term B1 3.500% due 03/19/21 §	935,750	911,187
MMM Holdings Inc 9.750% due 12/12/17 §	581,162	363,226
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	422,502	264,064
National Mentor Holdings Inc Term B 4.250% due 01/31/21 §	441,000	437,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
New Millennium HoldCo Inc 7.500% due 12/21/20 §	$1,592,405	$1,522,737
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	1,910,306	1,781,361
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,733,375	2,521,538
Physio-Control International Inc (1st Lien) 5.500% due 06/06/22 §	399,000	399,374
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	793,511	794,256
Prestige Brands Inc Term B3 3.500% due 09/03/21 §	667,386	668,847
Quintiles Transnational Corp Term B 3.250% due 05/12/22 §	1,265,438	1,266,624
Radnet Management Inc Term B 4.250% due 10/10/18 §	2,083,693	2,052,438
RegionalCare Hospital Partners Inc (1st Lien) 6.000% due 04/23/19 §	2,128,762	2,130,092
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	1,011,446	1,011,446
Select Medical Corp Series E Term B 6.000% due 06/01/18 §	1,438,949	1,440,748
Sterigenics-Nordion Holdings LLC Term B 4.250% due 05/15/22 §	621,875	614,102
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	979,849	945,554
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	2,855,320	2,853,535
Valeant Pharmaceuticals International Inc (Canada) Series C2 Term B 5.500% due 12/11/19 §	1,961,425	1,855,590
Series E Term B 3.750% due 08/05/20 §	3,184,786	3,001,091
Series F1 Term B (Canada) 4.000% due 04/01/22 §	1,871,504	1,771,496

		100,386,695

Industrials - 12.3%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,088,500	1,088,046
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,106,875	2,091,073
AlixPartners LLP Term B 4.500% due 07/28/22 §	522,375	520,851
Allison Transmission Inc Term B3 3.500% due 08/23/19 §	1,905,264	1,906,851
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,466,133	697,635
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,754,910	2,656,193
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	511,496	507,446
BakerCorp International Inc 4.250% due 02/07/20 §	829,399	748,533
B/E Aerospace Inc Term B 4.000% due 12/16/21 §	797,455	800,840
Bombardier Recreational Products Inc Term B (Canada) 3.750% due 01/30/19 §	2,598,514	2,570,674
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,321,716	1,263,891
Ceridian LLC 4.500% due 09/15/20 §	476,146	464,242
CPG International Inc 4.750% due 09/30/20 §	1,467,400	1,438,051
CPM Holdings Inc Term B 6.000% due 04/11/22 §	223,313	220,800

	Principal Amount	Value
Delachaux SA Term B2 (France) 4.500% due 10/28/21 §	$357,897	$348,204
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	2,007,500
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	3,157,817	3,138,080
Dynacast International LLC Term B 4.500% due 01/28/22 §	495,000	491,894
Electrical Components International Inc Term B 5.750% due 05/28/21 §	319,319	316,924
Emerald Expositions Holding Inc Term B 4.750% due 06/17/20 §	761,879	759,975
EnergySolutions LLC 6.750% due 05/29/20 §	701,518	652,412
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	317,688	312,128
Filtration Group Corp (1st Lien) 4.250% due 11/21/20 §	216,736	215,043
Floatel International Ltd Term B (Bermuda) 6.000% due 06/27/20 §	507,081	230,722
Flying Fortress Inc 3.500% due 04/30/20 §	2,513,333	2,513,333
Garda World Security Corp (Canada) 4.004% due 11/06/20 §	289,224	278,558
Term B 4.004% due 11/06/20 §	1,626,794	1,566,806
Gardner Denver Inc 4.250% due 07/30/20 §	3,219,851	2,922,015
Gates Global Inc Term B 4.250% due 07/06/21 §	3,213,434	3,038,704
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	1,113,000	1,106,508
Granite Acquisition Inc Term B 5.000% due 12/19/21 §	2,080,939	1,949,147
Term C 5.000% due 12/19/21 §	92,720	86,848
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.250% due 06/30/21 §	2,327,274	2,260,365
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	1,973,186	1,963,320
JMC Steel Group Inc 4.750% due 04/01/17 §	4,939,910	4,933,676
KAR Auction Services Inc Term B2 3.938% due 03/11/21 §	2,410,107	2,415,609
Kenan Advantage Group Inc 4.000% due 07/31/22 §	306,968	305,050
Term B 4.000% due 07/31/22 §	97,912	97,300
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	900,000	904,875
Merrill Communications LLC 6.250% due 06/01/22 §	521,860	430,535
Milacron LLC Term B 4.500% due 09/28/20 §	924,384	919,762
Monitronics International Inc Term B 4.250% due 03/23/18 §	121,749	115,408
Term B1 4.500% due 04/11/22 §	148,500	139,497
Paladin Brands Holding Inc Term B 7.250% due 08/16/19 §	1,207,011	1,001,819
Pelican Products Inc 5.250% due 04/10/20 §	450,543	404,925
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,640,930	3,580,247
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,600,225	5,531,387

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Sensus USA Inc (1st Lien) 4.500% due 05/09/17 §	$1,133,866	$1,129,614
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	167,392	166,241
SIG Combibloc US Acquisition Inc 4.250% due 03/13/22 §	1,881,000	1,876,969
Silver II US Holdings LLC 4.000% due 12/13/19 §	3,012,109	2,637,478
Southwire Co 3.250% due 02/10/21 §	318,500	302,973
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	1,249,500	1,043,332
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	719,108	714,164
Tank Holding Corp 5.250% due 03/16/22 §	852,583	803,560
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	938,125	881,837
The Hertz Corp Term B 3.750% due 03/11/18 §	2,007,563	2,008,817
Term B2 3.000% due 03/11/18 §	586,365	584,075
TransDigm Inc Term C 3.750% due 02/28/20 §	2,941,898	2,910,114
Term D 3.750% due 06/04/21 §	1,596,563	1,580,597
Univar Inc 4.250% due 07/01/22 §	2,835,750	2,799,713
VAT Lux III SARL (Luxembourg) 4.250% due 02/11/21 §	1,401,349	1,373,322
West Corp Term B10 3.250% due 06/30/18 §	3,081,680	3,071,329
WireCo WorldGroup Inc 6.000% due 02/15/17 §	684,318	674,909

		88,472,746

Information Technology - 10.2%

Activision Blizzard Inc Term B 3.250% due 10/12/20 §	1,241,813	1,248,312
Avago Technologies Cayman Ltd Term B1 (Cayman) 4.250% due 02/01/23 §	7,500,000	7,472,392
CCC Information Services Inc 4.000% due 12/20/19 §	484,114	478,819
CommScope Inc Term B4 3.313% due 01/14/18 §	473,869	474,011
Term B5 3.828% due 12/29/22 §	820,875	817,797
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	362,710	255,106
Dell Inc Term C 3.750% due 10/29/18 §	536,640	537,106
Dell International LLC Term B2 4.000% due 04/29/20 §	5,161,000	5,160,035
Deltek Inc (1st Lien) 5.000% due 06/25/22 §	1,400,000	1,395,625
EIG Investors Corp 6.230% due 11/09/19 §	5,052,754	4,802,223
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,685,490	1,680,223
Entegris Inc Term B 3.500% due 04/30/21 §	268,565	266,439
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	651,145	581,147

	Principal Amount	Value
First Data Corp 3.932% due 03/24/18 §	$1,884,467	$1,883,154
3.932% due 09/24/18 §	1,425,000	1,422,922
4.182% due 07/08/22 §	675,000	671,977
Global Payments Inc Term B due 03/23/23 µ	575,000	579,133
GXS Group Inc Term B 3.250% due 01/16/21 §	757,563	759,172
Hyland Software Inc 4.750% due 07/01/22 §	2,479,252	2,448,262
IAP Worldwide Services Inc (2nd Lien) 8.000% due 07/18/19 § +	923,742	738,993
Infor US Inc Term B3 3.750% due 06/03/20 §	356,227	346,134
Term B5 3.750% due 06/03/20 §	4,560,757	4,432,486
Informatica Corp 4.500% due 08/05/22 §	1,965,125	1,931,227
Kronos Inc 4.500% due 10/30/19 §	2,540,253	2,526,916
Lattice Semiconductor Corp 5.250% due 03/10/21 §	445,500	418,770
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	417,563	417,563
MA FinanceCo LLC Term B 5.250% due 11/19/21 §	2,179,550	2,180,640
Term C 4.500% due 11/20/19 §	878,750	875,894
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,713,903	1,717,384
Match Group Inc Term B 5.500% due 11/16/22 §	962,813	965,821
Microsemi Corp Term B 5.250% due 01/15/23 §	301,103	302,872
Mitel US Holdings Inc 5.500% due 04/29/22 §	560,636	560,286
NXP BV (Netherlands) Term B 3.750% due 12/07/20 §	1,471,313	1,476,945
Term D 3.250% due 01/11/20 §	1,511,250	1,505,583
ON Semiconductor Corp Term B due 03/31/23 µ	975,000	978,412
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	3,118,100	2,736,133
Orbotech Inc Term B 5.000% due 08/06/20 §	267,535	266,866
Rocket Software Inc 5.750% due 02/08/18 §	545,355	543,538
RP Crown Parent LLC 6.000% due 12/21/18 §	3,822,157	3,557,790
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,812,200	2,268,509
Smart Technologies LLC (Canada) 10.500% due 01/31/18 § +	403,125	400,223
SS&C Technologies Inc Term B1 4.007% due 07/08/22 §	1,715,247	1,720,607
Term B2 4.018% due 07/08/22 §	248,635	249,412
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/27/19 §	594,741	581,359
Sybil Software LLC Term B 4.250% due 03/20/20 §	558,823	559,288
Vantiv LLC Term B 3.750% due 06/13/21 §	644,911	645,781

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	$1,095,145	$1,094,050
Wall Street Systems Delaware Inc Term B 4.250% due 04/30/21 §	960,870	954,264
Western Digital Corp Term B due 03/16/23 µ	2,450,000	2,424,740
Zebra Technologies Corp Term B 4.750% due 10/27/21 §	1,599,545	1,609,906

		73,922,247

Materials - 8.3%

Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,271,214	1,264,858
Allnex USA Inc Term B2 4.500% due 10/03/19 §	659,572	656,274
Aruba Investments Inc Term B 4.500% due 02/02/22 §	241,089	236,267
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	3,727,536	3,708,608
Berry Plastics Holding Corp Term D 3.500% due 02/08/20 §	3,426,580	3,417,301
Term E 3.750% due 01/06/21 §	498,361	497,496
Term F 4.000% due 10/01/22 §	902,920	904,299
ECO Services Operations LLC Term B 4.750% due 12/01/21 §	345,625	336,984
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	410,898	404,734
Fairmount Santrol Inc Term B1 4.125% due 03/15/17 §	316,875	214,683
Term B2 4.500% due 09/05/19 §	1,560,000	834,600
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	5,607,056	4,751,980
GCP Applied Technologies Inc Term B 5.250% due 02/03/22 §	475,000	476,781
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	369,380	366,610
Headwaters Inc Term B 4.500% due 03/24/22 §	148,875	149,340
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	1,733,637	1,733,637
Huntsman International LLC due 03/23/23 µ	475,000	473,813
3.750% due 10/01/21 §	1,580,000	1,571,112
Ineos US Finance LLC 3.750% due 05/04/18 §	4,920,290	4,885,696
4.250% due 03/31/22 §	544,497	537,776
Kraton Polymers LLC Term B 6.000% due 01/06/22 §	1,200,000	1,135,000
Kronos Worldwide Inc 4.000% due 02/18/20 §	2,205,000	1,988,176
MacDermid Inc (1st Lien) 5.500% due 06/07/20 §	2,055,446	1,990,786
Term B2 5.500% due 06/07/20 §	2,898,770	2,807,050
Term B3 5.500% due 06/07/20 §	447,750	433,583
Minerals Technologies Inc Term B1 3.750% due 05/09/21 §	962,051	959,638
Neenah Foundry Co 6.750% due 04/26/17 §	395,758	393,779
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 § Y	1,251,250	375,375

	Principal Amount	Value
Novelis Inc Term B 4.000% due 06/02/22 §	$2,307,563	$2,256,605
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	307,938	306,398
Orion Engineered Carbons GmbH (Germany) 5.000% due 07/25/21 §	432,057	432,327
Owens-Illinois Inc Term B 3.500% due 09/01/22 §	1,061,563	1,064,106
OXEA Finance LLC Term B2 4.250% due 01/15/20 §	1,530,011	1,493,673
PolyOne Corp Term B 3.750% due 11/11/22 §	423,938	424,335
PQ Corp 4.000% due 08/07/17 §	1,306,125	1,296,563
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	732,643	729,667
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	753,889	733,157
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	246,250	237,247
Sonneborn LLC 4.750% due 12/10/20 §	296,986	295,501
Sonneborn Refined Products (Netherlands) 4.750% due 12/10/20 §	52,409	52,147
Summit Materials Cos I LLC Term B 4.000% due 07/17/22 §	1,327,032	1,318,738
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	820,411	808,105
The Chemours Co Term B 3.750% due 05/12/22 §	2,903,063	2,768,192
TricorBraun Inc Term B 4.000% due 05/03/18 §	734,650	723,630
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 11/05/21 §	1,736,875	1,731,086
Tronox Pigments BV (Netherlands) 4.500% due 03/19/20 §	5,673,100	5,292,532
Unifrax Corp 4.250% due 11/28/18 §	346,306	313,407
Zep Inc 5.500% due 06/27/22 §	297,750	295,424

		60,079,076

Telecommunication Services - 3.4%

Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	841,678	841,678
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	8,025,000	7,505,887
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,449,188	1,445,293
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,159,609	1,619,707
Term B 4.000% due 04/23/19 §	1,405,806	1,054,355
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,315,521	3,305,823
TNS Inc (1st Lien) 5.000% due 02/14/20 §	682,323	673,509
UPC Financing Partnership Term AH 3.344% due 06/30/21 §	4,356,978	4,322,942
Ziggo Financing Partnership Term B1 3.500% due 01/15/22 §	1,460,660	1,445,140
Term B2A 3.508% due 01/15/22 §	941,277	931,275
Term B3 3.601% due 01/15/22 §	1,548,064	1,531,616

		24,677,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 2.1%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	$464,290	$456,165
Calpine Corp Term B3 4.000% due 10/09/19 §	940,875	937,739
Term B5 3.500% due 05/27/22 §	2,779,000	2,748,387
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	2,762,897	2,724,908
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	316,675	312,717
Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	1,500,000	1,500,312
La Frontera Generation LLC 4.500% due 09/30/20 §	2,972,985	2,964,624
Lonestar Generation LLC Term B 5.250% due 02/22/21 §	1,715,136	1,123,414
Longview Power LLC Term B 7.000% due 04/13/21 §	1,215,813	1,082,073
TPF II Power LLC Term B 5.500% due 10/02/21 §	1,128,342	1,098,723

		14,949,062

Total Senior Loan Notes (Cost $692,386,355)		655,298,378

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $22,589,653; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $23,046,010)	$22,589,634	$22,589,634

Total Short-Term Investment (Cost $22,589,634)		22,589,634

TOTAL INVESTMENTS - 99.4% (Cost $755,460,285)		717,635,090

OTHER ASSETS & LIABILITIES, NET - 0.6%		4,033,293

NET ASSETS - 100.0%		$721,668,383

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,491,762 or 0.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a value of $4,634,349 or 0.6% of the Fund’s net assets were in default as of March 31, 2016.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $1,272,445 or 0.2% of the net assets as of March 31, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc	$550,000	$530,750	($19,250)
IAP Worldwide Services Inc +	679,483	630,289	(49,194)
Kenan Advantage Group Inc	42,962	42,816	(146)

	$1,272,445	$1,203,855	($68,590)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks	$39,385	$-	$-	$39,385
	Common Stocks
	Consumer Discretionary	4	-	-	4
	Health Care	728,687	-	728,687	-
	Information Technology	435,120	-	-	435,120
	Materials	11,297	11,297	-	-
	Utilities	425	425	-	-

	Total Common Stocks	1,175,533	11,722	728,687	435,124

	Corporate Bonds & Notes	38,532,160	-	38,497,374	34,786
	Senior Loan Notes	655,298,378	-	631,155,620	24,142,758
	Short-Term Investment	22,589,634	-	22,589,634	-

	Total Assets	717,635,090	11,722	692,971,315	24,652,053

Liabilities	Unfunded Loan Commitments	(68,590)	-	(19,396)	(49,194)

	Total Liabilities	(68,590)	-	(19,396)	(49,194)

	Total	$717,566,500	$11,722	$692,951,919	$24,602,859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2016:

	Convertible Preferred Stocks	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Unfunded Loan Commitments	Total
Value, Beginning of Period	$60,798	$658,886	$36,879	$14,821,485	($68,967)	$15,509,081
Purchases	-	-	-	231,871	-	231,871
Sales (Includes Paydowns)	-	-	(5,850)	(270,531)	-	(276,381)
Accrued Discounts (Premiums)	-	-	542	41,305	-	41,847
Net Realized Gains (Losses)	-	-	994	(24,033)	-	(23,039)
Change in Net Unrealized Appreciation (Depreciation)	(21,413)	504,926	2,221	45,887	19,773	551,394
Transfers In	-	-	-	13,371,780	-	13,371,780
Transfers Out	-	(728,688)	-	(4,075,006)	-	(4,803,694)

Value, End of Period	$39,385	$435,124	$34,786	$24,142,758	($49,194)	$24,602,859

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($21,413)	$181,039	$2,221	($160,786)	$19,773	$20,834

Additional information about Level 3 fair value measurements as of March 31, 2016 was as follows:

	Value at 03/31/2016	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Convertible Preferred Stocks	$39,385	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(4.7%	)
			Projected EBITDA growth	0.0% - 6.7%	3.3%
			EBITDA Multiple	1.0 - 7.4	4.2
Common Stocks	435,124	Discounted Cash Flow	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Projected revenue growth	0.0% - 50.0%	0.9%
			Projected EBITDA margin	30.0% - 32.0%	31.4%
			Projected EBITDA growth	3.6% - 4.0%	3.8%
			EBITDA Multiple	2.4 - 14.9	7.1
		Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(2.5%	)
			Projected EBITDA growth	0.0% - 6.7%	3.9%
			EBITDA Multiple	1.0 - 7.4	4.0
Corporate Bonds & Notes	34,786	Matrix Pricing Model	Discount for lack of marketability	0.0% - 20.0%	10.0%
Senior Loan Notes and Unfunded Loan Commitment	4,982,467	Discounted Cash Flow	Discount for lack of marketability	10.0% - 40.0%	25.0%
			Projected revenue growth	0.0% - 1.0%	0.9%
			Projected EBITDA margin	30.0% - 32.0%	31.0%
			EBITDA Multiple	2.4 - 14.9	9.8
			Estimated liquidation value	10.0% - 30.0%	20.0%
			Projected EBITDA growth	3.6% - 4.0%	3.8%
			Projected distributions growth	(75.0%) - 0.0%	(12.5%	)
			Beta Multiple	1.3 - 1.7	1.4
			Equity Premium	5.5% - 9.5%	7.5%
		Midpoint Quote from Colony Capital	Comparable transactions	27.5 - 32.5	30.0
		Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Estimated liquidation value	0.0% - 59.9%	30.0%
			Probability of default	45.0% - 65.0%	55.0%
		Demand Yield Model	Spread to LIBOR	(2.6%) - 9.2%	1.6%

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Weighted Probability Average: In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a senior loan note, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Factors in this model may include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale and are probability weighted based on analysis.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

All other significant unobservable inputs with a total aggregate value of $19,111,097 in senior loan notes were provided by a single broker quote.

Transfers between different levels of the fair value hierarchy during the three-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$376,532	2	3	Vendor Price	Methodology Approved By The Trustee Valuation Committee
12,995,248	2	3	Vendor Price	Unobservable Single Broker Quote
2,552,269	3	2	Unobservable Single Broker Quote	Vendor Price
2,251,425	3	2	Methodology Approved By The Trustee Valuation Committee	Vendor Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.8%

Consumer Discretionary - 0.9%

CalAtlantic Group Inc	28,512	$952,871
Cedar Fair LP	59,610	3,543,815
Las Vegas Sands Corp	23,700	1,224,816
Lennar Corp ‘A’	14,440	698,318
MGM Resorts International *	47,970	1,028,477
Six Flags Entertainment Corp	44,476	2,467,973

		9,916,270

Energy - 0.4%

Continental Resources Inc *	22,500	683,100
EOG Resources Inc	11,390	826,686
Pioneer Natural Resources Co	6,830	961,254
Sunoco LP	50,630	1,677,372

		4,148,412

Financials - 0.4%

Bank of America Corp	272,670	3,686,499

Materials - 0.1%

Louisiana-Pacific Corp *	77,950	1,334,504

Utilities - 0.0%

NRG Energy Inc	20,410	265,534

Total Common Stocks (Cost $19,475,577)		19,351,219

CLOSED-END MUTUAL FUNDS - 1.1%

Eaton Vance Senior Income Trust	509,459	2,949,768
First Trust Senior Floating Rate Income Fund II	117,483	1,512,006
Invesco Senior Income Trust	1,043,103	4,214,136
Voya Prime Rate Trust	714,112	3,599,125

Total Closed-End Mutual Funds (Cost $14,083,440)		12,275,035

	Principal Amount

CORPORATE BONDS & NOTES - 85.2%

Consumer Discretionary - 20.3%

99 Cents Only Stores LLC 11.000% due 12/15/19	$6,371,000	2,516,545
Argos Merger Sub Inc 7.125% due 03/15/23 ~	4,440,000	4,717,500
Beazer Homes USA Inc 5.750% due 06/15/19	5,475,000	4,872,750
7.250% due 02/01/23	3,050,000	2,394,250
7.500% due 09/15/21	2,250,000	1,850,625
Boyd Gaming Corp 6.875% due 05/15/23	5,000,000	5,350,000
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20 Y	1,475,000	1,261,125
11.250% due 06/01/17 Y	5,500,000	4,654,375
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	9,350,000	9,200,400
11.000% due 10/01/21	2,250,000	1,929,375
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	4,900,000	3,856,300

	Principal Amount	Value
CalAtlantic Group Inc 5.375% due 10/01/22	$6,770,000	$6,956,175
6.250% due 12/15/21	4,000,000	4,310,000
8.375% due 01/15/21	3,000,000	3,502,500
Carrols Restaurant Group Inc 8.000% due 05/01/22	5,075,000	5,468,312
CCO Holdings LLC 5.375% due 05/01/25 ~	7,750,000	7,905,000
5.750% due 09/01/23	3,050,000	3,172,000
5.875% due 04/01/24 ~	4,450,000	4,672,500
7.000% due 01/15/19	1,500,000	1,530,269
CEC Entertainment Inc 8.000% due 02/15/22	12,150,000	10,479,375
Cedar Fair LP 5.375% due 06/01/24	7,675,000	8,001,187
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,437,500
6.375% due 09/15/20 ~	2,813,000	2,798,935
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,468,000
7.625% due 03/15/20	2,625,000	2,421,563
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	7,650,000	7,344,000
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,835,750
Dollar Tree Inc 5.750% due 03/01/23 ~	1,775,000	1,889,266
General Motors Co 6.600% due 04/01/36	3,400,000	3,752,696
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,278,750
iHeartCommunications Inc 10.000% due 01/15/18	1,950,000	633,750
11.250% due 03/01/21	3,000,000	2,111,250
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,550,000	4,692,187
Lamar Media Corp 5.750% due 02/01/26 ~	4,025,000	4,236,312
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	4,350,000	4,339,125
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,061,750
Lennar Corp 4.875% due 12/15/23	1,800,000	1,809,000
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,790,000	6,942,775
MGM Resorts International 6.000% due 03/15/23	4,475,000	4,640,016
6.750% due 10/01/20	3,900,000	4,239,300
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	1,925,000	1,665,125
8.750% PIK due 10/15/21 ~	6,275,000	4,867,015
Neptune Finco Corp 6.625% due 10/15/25 ~	4,100,000	4,442,965
10.125% due 01/15/23 ~	2,200,000	2,359,500
10.875% due 10/15/25 ~	2,600,000	2,847,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	4,850,000	4,947,000
NPC International Inc 10.500% due 01/15/20	6,550,000	6,795,625
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,175,000
Penn National Gaming Inc 5.875% due 11/01/21	5,550,000	5,550,000
PulteGroup Inc 5.500% due 03/01/26	3,850,000	3,979,937
Sinclair Television Group Inc 5.375% due 04/01/21	1,950,000	2,020,688
6.375% due 11/01/21	5,200,000	5,512,000

		217,694,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Consumer Staples - 3.0%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	$3,502,000	$3,804,047
Anheuser-Busch InBev Finance Inc (Belgium) 4.700% due 02/01/36	2,700,000	2,924,243
Beverages & More Inc 10.000% due 11/15/18 ~	3,975,000	3,582,469
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,306,250
7.750% due 10/28/20 ~	5,300,000	5,273,500
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,051,050
Post Holdings Inc 7.750% due 03/15/24 ~	5,000,000	5,512,500
Rite Aid Corp 6.125% due 04/01/23 ~	1,700,000	1,808,375
6.750% due 06/15/21	5,200,000	5,505,500

		31,767,934

Energy - 8.3%

Calumet Specialty Products Partners LP 6.500% due 04/15/21	5,600,000	4,004,000
Chesapeake Energy Corp 8.000% due 12/15/22 ~	2,260,000	1,118,700
Concho Resources Inc 5.500% due 10/01/22	1,000,000	987,500
5.500% due 04/01/23	2,425,000	2,388,625
Continental Resources Inc 3.800% due 06/01/24	2,500,000	2,017,200
Diamondback Energy Inc 7.625% due 10/01/21	2,000,000	2,070,000
Energy Transfer Equity LP 5.875% due 01/15/24	2,675,000	2,300,500
EP Energy LLC 6.375% due 06/15/23	3,500,000	1,627,500
7.750% due 09/01/22	2,025,000	951,750
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	3,175,000	2,444,750
Halcon Resources Corp 8.625% due 02/01/20 ~	475,000	339,031
12.000% due 02/15/22 ~	1,560,000	1,041,300
Hiland Partners LP 5.500% due 05/15/22 ~	925,000	929,122
7.250% due 10/01/20 ~	8,750,000	9,089,063
Hilcorp Energy I LP 5.750% due 10/01/25 ~	3,000,000	2,595,000
7.625% due 04/15/21 ~	1,250,000	1,196,875
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	4,620,000	2,812,425
Memorial Resource Development Corp 5.875% due 07/01/22	3,175,000	2,698,750
MPLX LP 4.875% due 06/01/25 ~	1,500,000	1,370,763
Newfield Exploration Co 5.375% due 01/01/26	4,800,000	4,392,000
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,294,500
6.875% due 03/01/21	2,400,000	2,214,000
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,398,000
Rose Rock Midstream LP 5.625% due 11/15/23	4,650,000	3,045,750
RSP Permian Inc 6.625% due 10/01/22	2,000,000	1,990,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	12,675,000	12,136,312
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,580,625

	Principal Amount	Value
Sanchez Energy Corp 7.750% due 06/15/21	$2,225,000	$1,290,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,100,000	2,216,500
Sunoco LP 5.500% due 08/01/20 ~	3,500,000	3,495,625
Targa Resources Partners LP 6.625% due 10/01/20 ~	2,850,000	2,828,625
6.750% due 03/15/24 ~	1,950,000	1,925,625
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	2,538,688
WPX Energy Inc 6.000% due 01/15/22	3,700,000	2,719,500

		89,049,104

Financials - 5.4%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	1,500,000	1,516,875
5.000% due 10/01/21	2,350,000	2,438,125
Ally Financial Inc 5.750% due 11/20/25	7,450,000	7,319,625
Equinix Inc REIT 4.875% due 04/01/20	5,100,000	5,301,450
5.375% due 04/01/23	1,475,000	1,534,000
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,966,875
iStar Inc REIT 6.500% due 07/01/21	2,225,000	2,180,500
Jefferies Finance LLC 6.875% due 04/15/22 ~	2,800,000	2,387,000
7.375% due 04/01/20 ~	6,050,000	5,263,500
7.500% due 04/15/21 ~	5,500,000	4,750,625
Lincoln Finance Ltd (Netherlands) 7.375% due 04/15/21 ~	600,000	626,250
MPT Operating Partnership LP REIT 6.375% due 03/01/24	775,000	819,563
Ocwen Financial Corp 6.625% due 05/15/19	4,925,000	3,890,750
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,443,281
5.875% due 03/15/25	5,774,000	6,041,047
The Howard Hughes Corp 6.875% due 10/01/21 ~	4,650,000	4,603,500

		58,082,966

Health Care - 6.5%

Capsugel SA 7.000% PIK due 05/15/19 ~	1,540,000	1,550,588
CHS/Community Health Systems Inc 6.875% due 02/01/22	4,050,000	3,675,375
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,273,400
HCA Inc 5.250% due 04/15/25	17,950,000	18,533,375
5.250% due 06/15/26	2,450,000	2,517,375
Jaguar Holding Co II 6.375% due 08/01/23 ~	4,325,000	4,451,722
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	2,225,000	2,174,938
MEDNAX Inc 5.250% due 12/01/23 ~	4,775,000	4,977,937
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	4,864,500
Quintiles Transnational Corp 4.875% due 05/15/23 ~	5,500,000	5,649,215
Tenet Healthcare Corp 5.000% due 03/01/19	675,000	670,781
6.750% due 02/01/20	4,250,000	4,271,250
8.000% due 08/01/20	2,050,000	2,119,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	$8,950,000	$7,473,250
Valeant Pharmaceuticals International Inc 7.500% due 07/15/21 ~	2,500,000	2,095,300

		70,298,194

Industrials - 15.2%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	3,845,467	3,364,784
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	2,700,000	2,146,500
Advanced Disposal Services Inc 8.250% due 10/01/20	7,245,000	7,425,400
Ahern Rentals Inc 7.375% due 05/15/23 ~	4,850,000	3,370,750
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,242,825	2,178,344
Aircastle Ltd 5.000% due 04/01/23	1,350,000	1,360,125
Allegion PLC 5.875% due 09/15/23	500,000	527,500
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,157,250
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	9,000,000	9,056,250
5.625% due 01/15/21 ~	1,540,953	1,562,141
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	4,650,000	4,847,625
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	4,339,875
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,300,500
Avis Budget Car Rental LLC 5.125% due 06/01/22 ~	1,800,000	1,714,500
6.375% due 04/01/24 ~	2,250,000	2,261,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	4,875,000
IHS Inc 5.000% due 11/01/22	5,350,000	5,570,687
International Lease Finance Corp 4.625% due 04/15/21	4,700,000	4,829,250
5.875% due 04/01/19	3,000,000	3,176,250
5.875% due 08/15/22	1,000,000	1,088,750
6.250% due 05/15/19	1,550,000	1,656,563
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	3,810,000	4,171,950
Masco Corp 4.450% due 04/01/25	1,000,000	1,042,300
7.750% due 08/01/29	4,925,000	5,577,562
Modular Space Corp 10.250% due 01/31/19 ~	5,350,000	2,996,000
Nortek Inc 8.500% due 04/15/21	4,850,000	5,056,125
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,114,375
The ADT Corp 6.250% due 10/15/21	8,625,000	8,711,250
The Hertz Corp 5.875% due 10/15/20	350,000	357,875
7.500% due 10/15/18	4,500,000	4,583,250
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	3,537,188
TransDigm Inc 5.500% due 10/15/20	5,725,000	5,770,800
6.500% due 07/15/24	4,500,000	4,487,400
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,806,798	1,790,989

	Principal Amount	Value
4.750% due 10/11/23	$1,404,337	$1,392,049
5.375% due 02/15/23	3,324,665	3,411,937
United Rentals North America Inc 4.625% due 07/15/23	2,000,000	1,995,000
5.500% due 07/15/25	4,400,000	4,361,500
7.375% due 05/15/20	779,000	815,516
7.625% due 04/15/22	2,750,000	2,942,500
Univar USA Inc 6.750% due 07/15/23 ~	4,550,000	4,493,125
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,397,725	4,537,902
USG Corp 5.875% due 11/01/21 ~	2,675,000	2,808,750
7.875% due 03/30/20 ~	3,000,000	3,127,500
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	607,401	614,234
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	5,000,000	5,118,750

		163,625,121

Information Technology - 3.0%

Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	4,996,875
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	3,050,000	3,111,000
Dell Inc 5.650% due 04/15/18	50,000	52,688
First Data Corp 5.000% due 01/15/24 ~	1,125,000	1,130,625
5.375% due 08/15/23 ~	5,400,000	5,555,250
5.750% due 01/15/24 ~	750,000	752,738
7.000% due 12/01/23 ~	375,000	380,156
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	3,461,500
Infor US Inc 6.500% due 05/15/22	2,625,000	2,401,875
Microsemi Corp 9.125% due 04/15/23 ~	3,875,000	4,272,187
NXP BV (Netherlands) 5.750% due 02/15/21 ~	5,900,000	6,202,375

		32,317,269

Materials - 12.2%

AK Steel Corp 8.375% due 04/01/22	3,125,000	1,703,125
Aleris International Inc 9.500% due 04/01/21 ~	1,125,000	1,149,609
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	2,000,000	2,030,000
6.125% due 06/01/25	3,300,000	3,069,000
6.500% due 03/01/21	300,000	297,000
7.250% due 02/25/22	2,500,000	2,486,250
8.000% due 10/15/39	4,900,000	4,287,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,953,121	2,864,527
Ardagh Packaging Finance PLC (Ireland) 6.000% due 06/30/21 ~	500,000	477,500
6.250% due 01/31/19 ~	3,250,000	3,231,719
6.750% due 01/31/21 ~	3,250,000	3,152,500
7.000% due 11/15/20 ~	823,235	788,248
Berry Plastics Corp 5.125% due 07/15/23	7,000,000	7,105,000
6.000% due 10/15/22 ~	3,350,000	3,525,875
Beverage Packaging Holdings II SA (New Zealand) 6.000% due 06/15/17 ~	8,575,000	8,537,484
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	3,600,000	4,131,000
BWAY Holding Co 9.125% due 08/15/21 ~	6,700,000	6,013,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Constellium NV (Netherlands) 7.875% due 04/01/21 ~	$1,500,000	$1,502,445
8.000% due 01/15/23 ~	2,750,000	2,292,812
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	8,050,000	7,245,000
Freeport-McMoRan Inc 3.550% due 03/01/22	6,400,000	4,496,000
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	3,100,000	2,592,059
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,675,000	1,371,344
Hexion Inc 6.625% due 04/15/20	1,200,000	1,002,000
8.875% due 02/01/18	3,500,000	2,415,000
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	4,750,000	4,847,945
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,036,094
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,641,925
Novelis Inc 8.750% due 12/15/20	5,000,000	5,071,500
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,218,750
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	3,400,000	3,574,250
Sealed Air Corp 4.875% due 12/01/22 ~	1,750,000	1,826,563
5.125% due 12/01/24 ~	875,000	912,188
5.500% due 09/15/25 ~	5,600,000	5,887,000
Summit Materials LLC 6.125% due 07/15/23	4,640,000	4,431,200
8.500% due 04/15/22 ~	725,000	752,188
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	4,572,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	4,137,375
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	3,075,000	1,414,500

		131,090,225

Telecommunication Services - 8.5%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,432,000
Cogent Communications Group Inc 5.375% due 03/01/22 ~	1,850,000	1,826,875
Frontier Communications Corp 8.875% due 09/15/20 ~	1,675,000	1,754,563
10.500% due 09/15/22 ~	5,750,000	5,915,312
11.000% due 09/15/25 ~	1,500,000	1,513,125
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,831,250
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	6,100,000	3,965,000
8.000% due 02/15/24 ~	1,700,000	1,755,250
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	6,300,000	1,905,750
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,587,500
Level 3 Financing Inc 5.250% due 03/15/26 ~	4,425,000	4,469,250
6.125% due 01/15/21	925,000	971,250
7.000% due 06/01/20	6,250,000	6,521,875
Sprint Communications Inc 7.000% due 03/01/20 ~	6,135,000	6,165,675
9.000% due 11/15/18 ~	2,800,000	2,947,000
Sprint Corp 7.250% due 09/15/21	12,200,000	9,378,750
7.625% due 02/15/25	7,450,000	5,568,875

	Principal Amount	Value
T-Mobile USA Inc 6.000% due 04/15/24 #	$900,000	$913,500
6.250% due 04/01/21	1,400,000	1,476,720
6.375% due 03/01/25	900,000	924,750
6.464% due 04/28/19	1,850,000	1,896,250
6.500% due 01/15/26	1,000,000	1,043,750
6.625% due 04/01/23	7,000,000	7,402,500
6.633% due 04/28/21	6,000,000	6,300,000
6.836% due 04/28/23	250,000	262,500

		90,729,270

Utilities - 2.8%

Calpine Corp 5.375% due 01/15/23	1,750,000	1,705,165
5.875% due 01/15/24 ~	3,000,000	3,165,000
6.000% due 01/15/22 ~	1,150,000	1,216,844
7.875% due 01/15/23 ~	1,873,000	1,994,745
Dynegy Inc 7.625% due 11/01/24	6,925,000	6,319,062
GenOn Energy Inc 7.875% due 06/15/17	2,000,000	1,510,000
9.875% due 10/15/20	3,975,000	2,583,750
NRG Energy Inc 6.625% due 03/15/23	1,000,000	937,810
7.875% due 05/15/21	6,075,000	6,082,594
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	5,010,000

		30,524,970

Total Corporate Bonds & Notes (Cost $976,620,207)		915,179,396

CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,500,000

Total Convertible Corporate Bonds & Notes (Cost $3,462,669)		3,500,000

SENIOR LOAN NOTES - 2.0%

Consumer Discretionary - 1.2%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,100,000	4,810,998
CDS U.S. Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	600,000	549,000
iHeartCommunications Inc Term D 7.183% due 01/30/19 §	4,697,344	3,228,447
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,868,750

		13,457,195

Consumer Staples - 0.2%

Reddy Ice Corp (1st Lien) 6.753% due 05/01/19 §	2,924,623	2,447,520

Industrials - 0.2%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,875,000

Materials - 0.4%

FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	4,789,618	4,059,201

Total Senior Loan Notes (Cost $24,951,833)		21,838,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 7.1%

Repurchase Agreement - 7.1%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $75,797,597; collateralized by Freddie Mac: 1.300% due 07/27/18 and value $77,317,813)	$75,797,534	$75,797,534

Total Short-Term Investment (Cost $75,797,534)		75,797,534

TOTAL INVESTMENTS - 97.5% (Cost $1,114,391,260)		1,047,942,100

OTHER ASSETS & LIABILITIES, NET - 2.5%		26,716,733

NET ASSETS - 100.0%		$1,074,658,833

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,915,500 or 0.6% of the Fund’s net assets were in default as of March 31, 2016.

(b)	As of March 31, 2016, the amount of $620,000 in cash was segregated with the broker(s)/custodian as collateral for swap agreements.

(c)	Swap agreements outstanding as of March 31, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	09/20/16	$10,000,000	($212,670)	$-	($212,670)

Total Swap Agreements					($212,670)	$-	($212,670)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,351,219	$19,351,219	$-	$-
	Closed-End Mutual Funds	12,275,035	12,275,035	-	-
	Corporate Bonds & Notes	915,179,396	-	915,179,396	-
	Convertible Corporate Bonds & Notes	3,500,000	-	3,500,000	-
	Senior Loan Notes	21,838,916	-	21,838,916	-
	Short-Term Investment	75,797,534	-	75,797,534	-

	Total Assets	1,047,942,100	31,626,254	1,016,315,846	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Swaps	(212,670)	-	(212,670)	-

	Total Liabilities	(212,670)	-	(212,670)	-

	Total	$1,047,729,430	$31,626,254	$1,016,103,176	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 14.3%

Energy - 0.6%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	$1,058,840
Petrobras Global Finance BV (Brazil) 2.238% due 05/20/16 §	$100,000	99,900
2.762% due 01/15/19 §	1,300,000	1,059,630
3.000% due 01/15/19	100,000	85,950
3.522% due 03/17/20 §	400,000	309,000
4.375% due 05/20/23	200,000	146,440
4.875% due 03/17/20	100,000	83,470
5.375% due 01/27/21	600,000	494,070
5.750% due 01/20/20	800,000	691,200
6.625% due 01/16/34	GBP 100,000	95,481

		4,123,981

Financials - 12.0%

Ally Financial Inc 2.750% due 01/30/17	$800,000	798,000
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/54 ~	EUR 500,000	580,010
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% § ± ~	4,800,000	5,017,477
Banco Santander SA (Spain) 6.250% § ± ~	700,000	715,284
Bank of America NA 1.040% due 05/08/17 §	$14,500,000	14,475,248
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	300,000	323,063
Barclays PLC (United Kingdom) 6.500% § ±	EUR 800,000	808,897
8.000% § ±	1,000,000	1,103,763
BPCE SA (France) 1.188% due 11/18/16 §	$5,900,000	5,905,865
1.272% due 06/17/17 §	2,300,000	2,296,923
Citigroup Inc 2.650% due 10/26/20	600,000	606,562
Citizens Bank NA 2.300% due 12/03/18	1,350,000	1,358,702
Cooperatieve Rabobank UA (Netherlands) 0.951% due 04/28/17 §	13,300,000	13,295,265
Credit Agricole SA (France) 6.500% § ± ~	EUR 400,000	445,633
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$700,000	697,870
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	349,451
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,802,016
HBOS PLC (United Kingdom) 0.598% due 09/01/16 §	EUR 1,400,000	1,588,529
1.329% due 09/30/16 §	$2,800,000	2,789,072
HSBC Holdings PLC (United Kingdom) 2.874% due 03/08/21 §	1,400,000	1,433,450
JPMorgan Chase & Co 2.115% due 03/01/21 §	4,500,000	4,571,302
7.900% § ±	1,710,000	1,712,138
JPMorgan Chase Bank NA 1.053% due 06/02/17 §	3,900,000	3,898,128
Lehman Brothers Holdings Inc 7.000% due 09/27/27 * Y	1,700,000	127,585
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	1,600,000	1,597,011
Lloyds Banking Group PLC (United Kingdom) 7.625% § ± ~	GBP 400,000	557,304
7.875% § ± ~	300,000	417,410

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan) 2.515% due 03/01/21 §	$1,200,000	$1,224,836
Nykredit Realkredit AS (Denmark) 2.000% due 04/01/17	DKK 15,800,000	2,462,481
Realkredit Danmark AS (Denmark) 2.000% due 04/01/17	6,000,000	934,934
The Bank of New York Mellon Corp 1.488% due 08/17/20 §	$1,100,000	1,095,721
The Goldman Sachs Group Inc 1.834% due 09/15/20 §	3,000,000	2,981,175
2.399% due 02/25/21 §	4,500,000	4,565,448
3.500% due 01/23/25	300,000	303,482
Volkswagen Bank GmbH (Germany) 0.209% due 11/27/17 §	EUR 1,600,000	1,784,431

		84,624,466

Industrials - 0.2%

International Lease Finance Corp 7.125% due 09/01/18 ~	$1,000,000	1,092,500

Information Technology - 0.7%

Cisco Systems Inc 1.236% due 02/21/18 §	1,700,000	1,704,928
1.600% due 02/28/19	1,800,000	1,827,115
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	850,000	855,941
2.850% due 10/05/18 ~	850,000	864,933

		5,252,917

Telecommunication Services - 0.6%

AT&T Inc 1.559% due 06/30/20 §	200,000	198,081
2.450% due 06/30/20	300,000	303,557
3.000% due 06/30/22	300,000	304,949
3.400% due 05/15/25	800,000	803,518
4.500% due 05/15/35	200,000	198,170
4.750% due 05/15/46	300,000	293,877
BellSouth LLC 4.821% due 04/26/21 ~	2,500,000	2,506,287

		4,608,439

Utilities - 0.2%

SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,186,716

Total Corporate Bonds & Notes (Cost $103,618,369)		100,889,019

MORTGAGE-BACKED SECURITIES - 8.7%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Re-REMIC Trust 5.586% due 06/24/50 " § ~	$1,239,117	1,249,685
5.650% due 02/17/51 " § ~	1,464,530	1,481,046
Credit Suisse Mortgage Capital Certificates 5.467% due 09/16/39 " § ~	1,515,891	1,514,540
5.467% due 09/18/39 " § ~	1,753,642	1,752,651
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	671,931	696,894

		6,694,816

Collateralized Mortgage Obligations - Residential - 5.1%

Alternative Loan Trust 0.713% due 12/25/35 " §	90,252	78,360
5.500% due 06/25/35 "	1,409,841	1,386,510
6.000% due 01/25/37 "	1,036,021	891,900
Banc of America Funding Trust 3.023% due 01/20/47 " §	1,504,261	1,263,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Banc of America Mortgage Trust 2.858% due 11/25/34 " §	$76,546	$73,431
Bear Stearns Adjustable Rate Mortgage Trust 2.380% due 08/25/35 " §	615,559	618,169
3.160% due 01/25/35 " §	415,787	402,876
Chase Mortgage Finance Trust 2.628% due 02/25/37 " §	113,570	112,051
ChaseFlex Trust 6.000% due 02/25/37 "	562,421	389,660
Citigroup Mortgage Loan Trust 0.503% due 01/25/37 " § ~	416,833	316,882
2.660% due 05/25/35 " §	106,091	104,264
2.744% due 08/25/35 " §	847,267	628,546
2.932% due 09/25/37 " §	98,229	88,931
Citigroup Mortgage Loan Trust Inc 2.430% due 09/25/35 " §	613,616	610,667
Countrywide Home Loan Mortgage Pass-Through Trust 1.073% due 03/25/35 " §	108,328	81,839
2.763% due 08/25/34 " §	50,337	44,069
Deutsche Alt-B Securities Mortgage Loan Trust 0.533% due 10/25/36 " §	54,175	34,157
Fannie Mae 0.493% due 07/25/37 " §	1,805,796	1,698,718
0.583% due 08/25/34 " §	313,344	311,440
0.783% due 07/25/37 " §	28,821	28,937
2.455% due 05/25/35 " §	1,416,322	1,494,662
Freddie Mac 0.666% due 02/15/19 " §	1,641,956	1,632,970
0.886% due 09/15/42 " §	4,215,308	4,230,313
GreenPoint Mortgage Funding Trust 0.703% due 11/25/45 " §	592,102	508,228
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	323,125	342,766
GSR Mortgage Loan Trust 2.974% due 01/25/35 " §	648,010	623,459
HarborView Mortgage Loan Trust 0.712% due 02/19/36 " §	210,801	146,616
Impac CMB Trust 1.433% due 07/25/33 " §	204,431	195,013
IndyMac INDX Mortgage Loan Trust 0.643% due 05/25/46 " §	1,000,770	800,653
0.673% due 07/25/35 " §	409,937	355,590
JP Morgan Mortgage Trust 2.278% due 07/27/37 " § ~	1,044,070	971,865
2.737% due 09/25/35 " §	153,637	137,648
2.757% due 08/25/35 " §	523,714	497,304
2.789% due 07/25/35 " §	440,821	437,243
JP Morgan Resecuritization Trust 2.739% due 08/27/37 " § ~	195,949	196,640
Marche Mutui SARL (Italy) 0.175% due 02/25/55 " § ~	EUR 194,068	218,735
0.245% due 10/27/65 " § ~	35,782	40,649
2.095% due 01/27/64 " § ~	412,865	475,068
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 0.876% due 12/15/30 " §	$318,420	303,986
1.136% due 11/15/31 " §	455,714	424,525
Merrill Lynch Mortgage Investors Trust 0.683% due 11/25/35 " §	524,134	490,276
2.477% due 12/25/35 " §	238,751	218,642
NCUA Guaranteed Notes Trust 0.888% due 10/07/20 " §	4,651,154	4,649,781
Reperforming Loan REMIC Trust 0.773% due 06/25/35 " § ~	538,359	479,683
Residential Accredit Loans Inc Trust 0.733% due 08/25/35 " §	417,650	317,774
Ryland Mortgage Securities Corp 5.782% due 10/01/27 "	7,114	6,526

	Principal Amount	Value
Sequoia Mortgage Trust 1.132% due 10/19/26 " §	$298,736	$290,853
Structured Adjustable Rate Mortgage Loan Trust 1.751% due 01/25/35 " §	445,951	353,310
2.707% due 08/25/35 " §	803,020	746,263
2.795% due 02/25/34 " §	109,102	108,563
Structured Asset Mortgage Investments II Trust 0.563% due 03/25/37 " §	132,362	98,842
0.682% due 07/19/35 " §	880,794	784,497
1.092% due 10/19/34 " §	402,867	385,239
Structured Asset Securities Mortgage Pass-Through Certificates 2.374% due 01/25/32 " §	8,072	7,731
Swan Trust (Australia) 3.390% due 04/25/41 " §	AUD 381,889	292,930
WaMu Mortgage Pass-Through Certificates Trust 0.693% due 11/25/45 " §	$597,204	547,962
1.121% due 05/25/47 " §	1,451,517	1,206,294
1.351% due 02/25/46 " §	589,136	536,199
2.155% due 11/25/46 " §	346,157	307,883
2.579% due 08/25/35 " §	205,197	192,956
Wells Fargo Mortgage-Backed Securities Trust 2.749% due 09/25/34 " §	215,070	218,796
2.853% due 12/25/34 " §	551,188	540,293
3.401% due 04/25/36 " §	315,855	289,728

		36,269,857

Fannie Mae - 2.5%

1.522% due 11/01/42 - 09/01/44 " §	222,768	227,283
1.550% due 10/01/44 " §	141,703	144,583
1.743% due 02/01/36 " §	88,152	88,197
2.045% due 01/01/36 " §	123,456	129,180
2.213% due 08/01/17 " §	37,118	37,056
2.217% due 11/01/35 " §	62,927	65,939
2.235% due 03/01/35 " §	61,713	63,676
2.255% due 12/01/34 "	122,683	127,909
2.258% due 05/01/35 " §	46,221	48,843
2.384% due 03/01/35 " §	496,444	515,611
2.400% due 01/01/25 " §	37,768	39,021
2.436% due 12/01/22 " §	11,215	11,624
2.535% due 10/01/35 " §	103,268	109,346
2.625% due 04/01/35 " §	483,136	509,939
2.655% due 11/01/35 " §	194,703	204,948
2.687% due 09/01/35 " §	116,429	123,073
3.000% due 04/01/46 - 05/01/46 "	15,000,000	15,366,036
3.037% due 03/01/36 " §	55,025	57,931
3.192% due 03/01/18 " §	26,922	27,166
3.500% due 07/01/26 " §	682	685
5.000% due 08/01/24 " §	7,783	7,963

		17,906,009

Freddie Mac - 0.1%

2.473% due 08/01/35 " §	16,461	17,229
2.574% due 01/01/34 " §	268,582	284,076
2.605% due 10/01/35 " §	27,417	28,231
5.535% due 03/01/36 " §	85,045	86,597

		416,133

Government National Mortgage Association - 0.0%

1.750% due 05/20/23 " §	2,695	2,790
1.875% due 09/20/22 - 07/20/25 " §	64,077	66,146
2.000% due 10/20/24 - 01/20/27 " §	73,853	76,307
2.500% due 02/20/25 " §	14,771	15,405

		160,648

Total Mortgage-Backed Securities (Cost $61,756,853)		61,447,463

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.9%

Amortizing Residential Collateral Trust 1.013% due 07/25/32 " §	$125,612	$116,647
Aquilae II PLC CLO (Ireland) 0.187% due 01/17/23 " § ~	EUR 37,315	42,125
Asset-Backed Securities Corp Home Equity Loan Trust 0.513% due 05/25/37 " §	$30,454	20,137
0.598% due 03/25/36 " §	473,650	443,583
Bear Stearns Asset-Backed Securities I Trust 0.543% due 04/25/31 " §	523,611	525,714
1.433% due 10/25/37 " §	1,564,716	1,441,530
Bear Stearns Asset-Backed Securities Trust 1.093% due 10/25/32 " §	38,232	36,379
Carlyle High Yield Partners X Ltd CLO 0.845% due 04/19/22 " § ~	723,555	702,340
Cordatus II PLC CLO (Ireland) 0.165% due 07/25/24 " § ~	EUR 686,720	772,536
0.968% due 07/25/24 " § ~	GBP 249,315	345,059
Countrywide Asset-Backed Certificates 0.623% due 10/25/34 " §	$245,949	240,650
0.686% due 04/25/36 " §	74,609	74,357
Credit-Based Asset Servicing & Securitization Trust 0.503% due 01/25/37 " §	258,240	108,265
Eaton Vance VII PLC CDO (Ireland) 0.880% due 03/25/26 " § ~	315,447	309,790
0.960% due 03/25/26 " § ~	515,107	503,576
Equity One Mortgage Pass-Through Trust 1.033% due 04/25/34 " §	473,786	392,765
Freddie Mac Structured Pass-Through Securities 0.693% due 08/25/31 " §	152,177	149,200
HSI Asset Securitization Corp Trust 0.483% due 10/25/36 " §	16,644	8,192
Morgan Stanley IXIS Real Estate Capital Trust 0.483% due 11/25/36 " §	1,904	776
Nautique Funding Ltd (Cayman) 0.872% due 04/15/20 " § ~	220,839	218,854
New Century Home Equity Loan Trust 0.613% due 05/25/36 " §	729,186	544,108
NYLIM Flatiron Ltd CLO 0.840% due 08/08/20 " § ~	166,664	165,911
Penta SA CLO (Luxembourg) 0.172% due 06/04/24 " § ~	EUR 1,832,862	2,068,446
Popular ABS Mortgage Pass-Through Trust 0.523% due 06/25/47 " §	$64,898	64,905
Renaissance Home Equity Loan Trust 1.193% due 12/25/32 " §	217,275	202,119
Structured Asset Securities Corp Mortgage Loan Trust 1.939% due 04/25/35 " §	1,058,466	999,967
United States Small Business Administration 5.290% due 12/01/27 "	2,360,868	2,635,528
Wood Street II BV CLO (Netherlands) 0.117% due 03/29/21 " § ~	EUR 46,667	52,749

Total Asset-Backed Securities (Cost $13,807,955)		13,186,208

U.S. TREASURY OBLIGATIONS - 109.6%

U.S. Treasury Bonds - 0.8%

2.500% due 02/15/46	$5,070,000	4,944,238
3.000% due 11/15/45	800,000	864,352

		5,808,590

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 107.6%

0.125% due 04/15/17 ^	$22,327,235	$22,591,619
0.125% due 04/15/18 ^ ‡	4,715,057	4,800,940
0.125% due 04/15/19 ^ ‡	44,019,660	44,991,581
0.125% due 04/15/20 ^	13,730,361	14,031,275
0.125% due 01/15/22 ^	3,559,426	3,617,193
0.125% due 07/15/22 ^	104,812,020	106,778,516
0.125% due 01/15/23 ^ ‡	2,360,927	2,383,829
0.125% due 07/15/24 ^ ‡	698,404	701,796
0.375% due 07/15/23 ^	23,418,140	24,157,973
0.625% due 07/15/21 ^	93,886,440	98,662,270
0.625% due 01/15/24 ^	17,466,772	18,212,833
0.625% due 02/15/43 ^	10,819,305	10,186,841
0.750% due 02/15/42 ^	7,717,696	7,513,298
0.750% due 02/15/45 ^	14,106,924	13,689,708
1.125% due 01/15/21 ^	15,921,392	17,035,306
1.250% due 07/15/20 ^ ‡	977,661	1,052,017
1.375% due 01/15/20 ^	13,444,730	14,406,868
1.375% due 02/15/44 ^ ‡	27,958,886	31,388,565
1.625% due 01/15/18 ^ ‡	1,108,204	1,159,285
1.750% due 01/15/28 ^	21,487,433	24,952,971
1.875% due 07/15/19 ^ ‡	7,222,975	7,857,434
2.000% due 01/15/26 ^	25,033,986	29,356,300
2.125% due 01/15/19 ^	13,795,000	14,904,095
2.125% due 02/15/40 ^	18,811,650	24,090,458
2.125% due 02/15/41 ^ ‡	865,440	1,116,772
2.375% due 01/15/17 ^ ‡	3,289,272	3,390,947
2.375% due 01/15/25 ^	64,781,134	77,249,488
2.375% due 01/15/27 ^	55,796,704	68,254,727
2.500% due 07/15/16 ^	4,610,165	4,695,135
2.500% due 01/15/29 ^ ‡	7,758,301	9,763,210
3.625% due 04/15/28 ^	2,284,963	3,151,211
3.875% due 04/15/29 ^ ‡	37,133,971	53,251,079

		759,395,540

U.S. Treasury Notes - 1.2%

1.625% due 02/15/26	8,600,000	8,479,738

Total U.S. Treasury Obligations (Cost $772,316,277)		773,683,868

FOREIGN GOVERNMENT BONDS & NOTES - 15.7%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,507,245
Brazil Letras do Tesouro Nacional (Brazil) 13.800% due 01/01/17	BRL 34,500,000	8,701,803
14.000% due 07/01/16	16,500,000	4,439,685
14.100% due 10/01/16	85,500,000	22,251,187
Colombian TES (Colombia) 3.000% due 03/25/33 ^	COP 309,072,733	88,279
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.750% due 04/15/20 ^ ~	EUR 6,041,689	7,654,065
France Government OAT (France) 2.250% due 07/25/20 ^ ~	11,297,860	14,788,707
Hellenic Republic Government (Greece) 3.800% due 08/08/17	JPY 120,000,000	970,219
4.500% due 07/03/17	120,000,000	966,280
Italy Buoni Poliennali Del Tesoro (Italy) 1.700% due 09/15/18 ^	EUR 3,486,280	4,207,122
2.100% due 09/15/21 ^ ~	213,492	273,459
3.100% due 09/15/26 ^ ~	313,467	451,689
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	1,497,203
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	85,419,925	5,237,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 14,480,200	$10,090,888
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 8,713,330	13,823,155
0.125% due 03/22/44 ^ ~	4,207,132	8,021,647
0.125% due 03/22/46 ^ ~	1,787,369	3,466,545
0.125% due 03/22/58 ^ ~	91,045	206,900
0.125% due 03/22/68 ^ ~	196,969	520,858
0.375% due 03/22/62 ^ ~	197,577	519,560

Total Foreign Government Bonds & Notes (Cost $112,205,373)		110,683,641

PURCHASED OPTIONS - 0.2%
(See Note (g) in Notes to Schedule of Investments) (Cost $2,597,899)		1,590,636

SHORT-TERM INVESTMENTS - 6.2%

U.S. Treasury Bills - 0.3%

0.274% due 04/21/16 ‡	$1,654,000	1,653,897

Repurchase Agreements - 5.9%

BNP Paribas 0.460% due 04/01/16 (Dated 03/31/16, repurchase price of $18,200,233; collateralized by U.S. Treasury Notes: 1.750% due 05/15/23 and value $18,630,081)	18,200,000	18,200,000
Deutsche Bank AG 0.470% due 04/01/16 (Dated 03/31/16, repurchase price of $15,000,196; collateralized by U.S. Treasury Bonds: 3.750% due 11/15/43 and value $15,372,443)	15,000,000	15,000,000
Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $8,641,103; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $8,817,648)	8,641,096	8,641,096

		41,841,096

Total Short-Term Investments (Cost $43,494,848)		43,494,993

TOTAL INVESTMENTS - 156.6% (Cost $1,109,797,574)		1,104,975,828

TOTAL SECURITIES SOLD SHORT - (4.8%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $33,846,345)		(34,081,272)

OTHER ASSETS & LIABILITIES, NET - (51.8%)		(365,108,178)

NET ASSETS - 100.0%		$705,786,378

Notes to Schedule of Investments

(a)	An investment with a value of $127,585 or less than 0.1% of the Fund’s net assets was in default as of March 31, 2016.

(b)	As of March 31, 2016, the amounts of $1,490,000 in cash and investments with a total aggregate value of $12,706,037 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of March 31, 2016 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (4.8%)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/17 ^	$11,582,360	($11,719,067)
1.125% due 01/15/21 ^	8,934,998	(9,559,107)
1.750% due 01/15/28 ^	11,026,080	(12,803,098)

Total Securities Sold Short (Proceeds $33,846,345)		($34,081,272)

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2016 was $323,516,772 at a weighted average interest rate of 0.584%.

(e)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/16)	53	($11,335)
U.S. Treasury 5-Year Notes (06/16)	643	253,715
U.S. Treasury 10-Year Notes (06/16)	294	54,474
United Kingdom 90-Day LIBOR (12/16)	720	(19,423)

		277,431

Short Futures Outstanding
Euro-Bobl (06/16)	161	600
Euro-BTP (06/16)	16	(38,613)
Euro-Bund (06/16)	69	45,464
Eurodollar (12/17)	53	21,043
U.S. Treasury Long Bonds (06/16)	108	96,885
United Kingdom 90-Day LIBOR (12/16)	720	11,089

		136,468

Total Futures Contracts		$413,899

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	17,124,086	USD	4,717,379	04/16	CIT	$45,066
BRL	34,353,241	USD	8,655,525	04/16	GSC	898,587
BRL	7,154,726	USD	2,010,376	04/16	HSB	(20,547)
BRL	50,920,414	USD	14,307,908	04/16	JPM	(146,237)
BRL	15,834,216	USD	4,364,087	04/16	JPM	39,628
BRL	6,597,814	USD	1,658,923	04/16	MSC	176,020
BRL	7,154,726	USD	1,971,216	05/16	HSB	2,784
COP	502,282,182	USD	161,922	06/16	CIT	4,592
EUR	1,924,000	USD	2,141,350	05/16	BOA	50,524
EUR	3,802,000	USD	4,315,847	05/16	CIT	15,497
EUR	2,112,000	USD	2,365,984	05/16	GSC	40,065
EUR	2,013,000	USD	2,193,939	05/16	HSB	99,327
EUR	1,788,000	USD	2,014,065	05/16	UBS	22,874
GBP	2,422,000	USD	3,356,299	04/16	CIT	122,297
GBP	25,242,000	USD	35,989,487	04/16	GSC	264,316
GBP	951,000	USD	1,330,772	04/16	JPM	35,101
GBP	544,000	USD	782,912	05/16	JPM	(1,524)
INR	609,095,774	USD	8,807,122	05/16	CIT	322,011
JPY	217,914,044	USD	1,936,153	04/16	HSB	86
KRW	1,205,500	USD	1,000	05/16	BOA	51
KRW	3,975,107,500	USD	3,295,000	05/16	CIT	170,541
KRW	738,316,800	USD	612,000	05/16	CSF	31,672
KRW	1,206,100	USD	1,000	05/16	GSC	52
KRW	3,281,844,200	USD	2,726,000	05/16	JPM	135,146
KRW	1,204,800	USD	1,000	05/16	UBS	50
MXN	1,991,000	USD	113,145	05/16	BOA	1,615
MXN	24,581,000	USD	1,402,145	05/16	BRC	14,690
NZD	14,263,000	USD	9,876,958	04/16	BOA	(18,370)
TWD	24,221,420	USD	724,000	05/16	BOA	29,561
TWD	119,042,040	USD	3,562,000	05/16	GSC	141,558
TWD	32,837,115	USD	983,000	05/16	JPM	38,607
USD	1,021,347	AUD	1,444,000	05/16	JPM	(83,567)
USD	4,811,623	BRL	17,124,086	04/16	CIT	49,178
USD	9,652,769	BRL	34,353,241	04/16	GSC	98,658
USD	1,985,769	BRL	7,154,726	04/16	HSB	(4,059)
USD	20,830,000	BRL	66,754,630	04/16	JPM	2,264,614
USD	1,853,891	BRL	6,597,814	04/16	MSC	18,948
USD	2,403,076	BRL	9,000,000	07/16	CIT	(37,470)
USD	2,003,045	BRL	7,500,000	07/16	HSB	(30,743)
USD	626,476	BRL	2,600,000	10/16	BNP	(59,866)
USD	6,047,801	BRL	23,900,000	10/16	BOA	(261,264)
USD	484,567	BRL	2,000,000	10/16	CIT	(43,389)
USD	8,977,556	BRL	36,000,000	10/16	GSC	(525,638)
USD	5,065,307	BRL	21,000,000	10/16	JPM	(478,222)
USD	1,289,550	BRL	5,600,000	01/17	BNP	(153,098)
USD	1,571,190	BRL	6,800,000	01/17	DUB	(180,598)
USD	2,807,412	BRL	12,000,000	01/17	GSC	(283,978)
USD	2,375,912	BRL	10,100,000	01/17	JPM	(226,008)
USD	1,531,779	BRL	6,700,000	01/17	TDB	(194,247)
USD	1,110,000	CNY	7,281,600	05/16	BOA	(13,974)
USD	9,234,000	CNY	60,593,693	05/16	JPM	(119,127)
USD	968,000	CNY	6,681,620	01/17	BOA	(47,093)
USD	781,000	CNY	5,424,436	01/17	CIT	(43,097)
USD	1,682,828	CNY	11,486,650	01/17	JPM	(62,260)
USD	477,737	COP	1,611,408,469	06/16	GSC	(56,468)
USD	3,319,964	DKK	21,998,917	04/17	BOA	(88,131)
USD	602,725	EUR	546,000	05/16	CIT	(19,294)
USD	1,892,110	EUR	1,684,000	05/16	GSC	(26,350)
USD	36,834,897	EUR	32,827,628	05/16	HSB	(563,249)
USD	9,711,465	EUR	8,568,000	05/16	JPM	(49,438)
USD	40,008,949	GBP	28,615,000	04/16	HSB	(1,089,322)
USD	33,107,758	GBP	23,183,000	05/16	GSC	(191,720)
USD	1,587,000	INR	110,764,665	05/16	BOA	(73,142)
USD	5,407,000	INR	376,887,785	05/16	JPM	(241,798)
USD	1,720,230	INR	119,728,040	05/16	UBS	(74,255)
USD	970,960	JPY	108,714,044	04/16	BOA	5,000
USD	969,727	JPY	109,200,000	04/16	DUB	(551)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,937,403	JPY	217,914,044	05/16	HSB	($413)
USD	6,623,733	KRW	7,970,006,810	05/16	JPM	(324,603)
USD	4,610,076	MXN	82,171,380	05/16	BRC	(126,235)
USD	3,451,409	MXN	60,770,000	05/16	CIT	(51,338)
USD	9,508,714	NZD	14,263,000	04/16	BOA	(349,873)
USD	9,861,838	NZD	14,263,000	05/16	BOA	18,419
USD	5,283,444	TWD	174,565,000	05/16	JPM	(147,508)
USD	245,800	ZAR	3,561,295	05/16	MSC	6,377

Total Forward Foreign Currency Contracts						($1,344,552)

(g)	Purchased options outstanding as of March 31, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/06/16	MSC	$42,600,000	$39,405	$4
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/11/16	CIT	113,100,000	96,135	11
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	GSC	44,200,000	35,360	5
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	MSC	189,900,000	199,870	19
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/23/16	MSC	54,900,000	101,565	12,127
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/24/16	MSC	54,300,000	97,197	12,418
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.150%	07/05/16	GSC	87,500,000	27,344	8,103
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	GSC	334,200,000	114,085	13,468
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	RBS	130,800,000	41,856	5,271
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	07/05/16	CIT	123,500,000	42,113	408
Put - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.400%	12/05/16	CSF	14,000,000	102,200	14,393
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	4,000,000	368,000	320,098
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	5,900,000	402,380	349,264
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.608%	11/15/18	MSC	1,200,000	120,000	97,966
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.590%	12/10/18	MSC	1,200,000	125,736	101,690
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.600%	03/29/19	MSC	7,200,000	679,149	650,367

							$2,592,395	$1,585,612

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (06/16)	$114.25	05/20/16	CME	643	$5,504	$5,024

Total Purchased Options					$2,597,899	$1,590,636

(h)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2015	308,200,000	2,500,000	$3,221,508
Call Options Written	81,300,000	4,200,000	218,564
Put Options Written	158,600,000	7,710,000	1,847,364
Call Options Exercised	(100,100,000)	-	(350,074)
Put Options Exercised	(2,800,000)	-	(6,510)
Call Options Expired	(9,000,000)	-	(131,920)
Put Options Expired	(25,200,000)	-	(168,678)
Call Options Closed	(37,400,000)	-	(1,127,720)

Outstanding, March 31, 2016	373,600,000	14,410,000	$3,502,534

(i)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG 25 5Y	0.900%	04/20/16	BRC	$1,700,000	$1,700	($2,540)
Call - CDX IG 25 5Y	0.900%	04/20/16	CSF	800,000	760	(1,195)
Call - CDX IG 25 5Y	0.950%	04/20/16	BRC	900,000	1,022	(2,723)
Call - CDX IG 25 5Y	0.950%	04/20/16	MSC	1,800,000	2,205	(5,446)
Call - ITRAXX Europe 25 5Y	0.600%	06/15/16	BRC	EUR 4,200,000	6,375	(4,110)

					12,062	(16,014)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 25 5Y	1.500%	04/20/16	BRC	$800,000	$1,360	($29)
Put - CDX IG 25 5Y	1.500%	04/20/16	CIT	900,000	1,912	(33)
Put - CDX IG 25 5Y	1.600%	04/20/16	BOA	900,000	2,115	(18)
Put - CDX IG 25 5Y	1.600%	04/20/16	BRC	900,000	1,935	(18)
Put - CDX IG 25 5Y	1.600%	04/20/16	CIT	1,700,000	3,207	(34)
Put - CDX IG 25 5Y	1.700%	05/18/16	BRC	1,600,000	3,160	(240)
Put - CDX IG 25 5Y	1.700%	05/18/16	CIT	1,500,000	3,600	(225)
Put - ITRAXX Europe 25 5Y	1.000%	06/15/16	BRC	EUR 4,200,000	7,084	(7,474)

					24,373	(8,071)

					$36,435	($24,085)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - EUR versus USD	$1.10	05/03/16	JPM	EUR 3,510,000	$16,183	($5,604)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$2,000,000	$1,675	$-
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	2,000,000	19,400	(6,931)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(5,657)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(131,434)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(15,780)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(1,909)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,136	(48,239)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(6,232)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(610)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,500,000	113,735	(31,233)

						$1,393,176	($248,025)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.300%	04/19/16	MSC	$12,300,000	$51,122	($82,989)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.300%	04/25/16	CSF	10,600,000	41,340	(74,936)
Call - 3-Year 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	06/23/16	CSF	46,600,000	83,880	(117,516)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	12/05/16	CSF	14,000,000	111,300	(231,777)

							287,642	(507,218)

Put -3-Year 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	06/23/16	CSF	46,600,000	56,503	(23,552)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	18,600,000	369,039	(296,464)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	29,500,000	415,360	(362,826)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	11/15/18	MSC	5,600,000	120,316	(93,252)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	12/10/18	MSC	5,600,000	126,180	(96,212)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	03/29/19	MSC	34,000,000	681,700	(639,914)

							1,769,098	(1,512,220)

							$2,056,740	($2,019,438)

Total Written Options							$3,502,534	($2,297,152)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(j)	Swap agreements outstanding as of March 31, 2016 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.048%	$250,000	($1,710)	$-	($1,710)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.097%	4,000,000	(72,532)	208,974	(281,506)

						($74,242)	$208,974	($283,216)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.734%	EUR 40,000	$102	($224)	$326
Indonesia Government	1.000%	12/20/19	BOA	1.423%	$700,000	(10,404)	(16,769)	6,365
Indonesia Government	1.000%	12/20/19	BRC	1.423%	3,800,000	(56,481)	(94,622)	38,141
Indonesia Government	1.000%	12/20/19	HSB	1.423%	1,100,000	(16,350)	(26,085)	9,735

						($83,133)	($137,700)	$54,567

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	0.500%	10/17/57	GSC	$1,000,000	($44,929)	($52,061)	$7,132

			Exchange
CDX IG25 5Y	1.000%	12/20/20	ICE	40,800,000	(217,976)	(265,042)	47,066

					($262,905)	($317,103)	$54,198

					($420,280)	($245,829)	($174,451)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	$75,567	$-	$75,567
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	250,055	-	250,055
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 2,000,000	180,347	-	180,347
GBP Retail Price	GSC	3.140%	01/14/30	GBP 30,000	1,696	-	1,696
GBP Retail Price	CIT	3.190%	04/15/30	4,400,000	243,356	-	243,356
GBP Retail Price	BNP	3.400%	06/15/30	1,800,000	184,993	8,425	176,568
GBP Retail Price	GSC	3.400%	06/15/30	1,500,000	154,161	4,671	149,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	JPM	3.400%	06/15/30	GBP 500,000	$51,387	($254)	$51,641
GBP Retail Price	CIT	3.325%	08/15/30	1,600,000	121,042	(5,278)	126,320
GBP Retail Price	DUB	3.325%	08/15/30	2,500,000	189,128	3,159	185,969
GBP Retail Price	GSC	3.325%	08/15/30	8,200,000	620,339	(22,078)	642,417
GBP Retail Price	BOA	3.350%	08/15/30	3,200,000	264,682	(36,472)	301,154
GBP Retail Price	CIT	3.275%	09/15/30	1,800,000	110,076	-	110,076
GBP Retail Price	JPM	3.275%	09/15/30	1,700,000	103,961	-	103,961
GBP Retail Price	BNP	3.300%	12/15/30	2,200,000	120,120	9,693	110,427
GBP Retail Price	CSF	3.335%	04/15/35	100,000	8,038	53	7,985
GBP Retail Price	GSC	3.358%	04/15/35	1,100,000	98,576	-	98,576
GBP Retail Price	CSF	3.550%	11/15/44	200,000	55,984	(316)	56,300
GBP Retail Price	CSF	3.328%	01/12/45	300,000	29,717	3,246	26,471

					2,863,225	(35,151)	2,898,376

	Exchange
3-Month USD-LIBOR	CME	1.250%	06/15/18	$10,400,000	72,504	(5,918)	78,422
28-Day MXN TIIE	CME	6.710%	09/20/29	MXN 73,800,000	134,960	(4,863)	139,823
3-Month USD-LIBOR	CME	2.500%	06/15/46	$400,000	29,949	32,280	(2,331)

					237,413	21,499	215,914

					$3,100,638	($13,652)	$3,114,290

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Excluding Tobacco	CIT	0.305%	09/15/16	EUR 2,100,000	($16,251)	$226	($16,477)
Eurostat Eurozone HICP Excluding Tobacco	JPM	0.320%	09/15/16	5,900,000	(46,666)	-	(46,666)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	$11,100,000	(340,573)	(17,110)	(323,463)
U.S. CPI Urban Consumers NSA	DUB	1.860%	11/05/16	9,000,000	(255,096)	-	(255,096)
U.S. CPI Urban Consumers NSA	BNP	1.825%	11/29/16	5,500,000	(148,359)	(1,529)	(146,830)
U.S. CPI Urban Consumers NSA	DUB	1.825%	11/29/16	8,000,000	(215,794)	(3,232)	(212,562)
U.S. CPI Urban Consumers NSA	DUB	1.845%	11/29/16	5,200,000	(143,492)	-	(143,492)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(338,555)	-	(338,555)
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(216,521)	-	(216,521)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,613,837)	47,258	(1,661,095)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(608,778)	2,544	(611,322)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,596,607)	20,532	(1,617,139)
U.S. CPI Urban Consumers NSA	BOA	1.010%	10/16/17	3,300,000	17,121	-	17,121
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(175,693)	(2,243)	(173,450)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(45,409)	-	(45,409)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(322,041)	-	(322,041)
U.S. CPI Urban Consumers NSA	BOA	1.730%	08/26/25	500,000	763	-	763

					(6,065,788)	46,446	(6,112,234)

	Exchange
3-Month USD-LIBOR	CME	1.500%	12/16/17	6,400,000	(100,257)	(66,802)	(33,455)
3-Month USD-LIBOR	CME	2.000%	12/16/20	16,800,000	(746,479)	(307,242)	(439,237)
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(96,281)	(61,209)	(35,072)
3-Month USD-LIBOR	CME	2.350%	10/02/25	$2,000,000	(148,881)	(37,758)	(111,123)
3-Month USD-LIBOR	CME	2.800%	10/28/25	66,300,000	(2,087,501)	(384,754)	(1,702,747)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	16,800,000	(1,469,524)	294,943	(1,764,467)
3-Month USD-LIBOR	CME	2.500%	02/22/26	47,600,000	(740,933)	(152,320)	(588,613)
3-Month USD-LIBOR	CME	2.400%	03/16/26	15,450,000	(163,921)	-	(163,921)
3-Month USD-LIBOR	CME	2.250%	06/15/26	3,600,000	(186,089)	(166,943)	(19,146)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	35,500,000	(1,895,548)	(1,208,029)	(687,519)
6-Month GBP-LIBOR	CME	1.500%	09/21/26	GBP 16,000,000	(58,001)	110,532	(168,533)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	$400,000	(32,474)	(35,880)	3,406
6-Month GBP-LIBOR	CME	1.750%	03/15/47	GBP 9,070,000	(294,842)	(153,327)	(141,515)

					(8,020,731)	(2,168,789)	(5,851,942)

					($14,086,519)	($2,122,343)	($11,964,176)

					($10,985,881)	($2,135,995)	($8,849,886)

Total Swap Agreements					($11,406,161)	($2,381,824)	($9,024,337)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$100,889,019	$-	$100,889,019	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	6,694,816	-	6,694,816	-
	Collateralized Mortgage Obligations - Residential	36,269,857	-	36,263,331	6,526
	Fannie Mae	17,906,009	-	17,906,009	-
	Freddie Mac	416,133	-	416,133	-
	Government National Mortgage Association	160,648	-	160,648	-

	Total Mortgage-Backed Securities	61,447,463	-	61,440,937	6,526

	Asset-Backed Securities	13,186,208	-	13,186,208	-
	U.S. Treasury Obligations	773,683,868	-	773,683,868	-
	Foreign Government Bonds & Notes	110,683,641	-	110,683,641	-
	Short-Term Investments	43,494,993	-	43,494,993	-
	Derivatives:
	Credit Contracts
	Swaps	102	-	102	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,163,512	-	5,163,512	-
	Interest Rate Contracts
	Futures	483,270	483,270	-	-
	Purchased Options	1,590,636	5,024	1,585,612	-
	Swaps	3,118,522	-	3,118,522	-

	Total Interest Rate Contracts	5,192,428	488,294	4,704,134	-

	Total Assets - Derivatives	10,356,042	488,294	9,867,748	-

	Total Assets	1,113,741,234	488,294	1,113,246,414	6,526

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(34,081,272)	-	(34,081,272)	-
	Derivatives:
	Credit Contracts
	Written Options	(24,085)	-	(24,085)	-
	Swaps	(420,382)	-	(420,382)	-

	Total Credit Contracts	(444,467)	-	(444,467)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,508,064)	-	(6,508,064)	-
	Written Options	(5,604)	-	(5,604)	-

	Total Foreign Currency Contracts	(6,513,668)	-	(6,513,668)	-

	Interest Rate Contracts
	Futures	(69,371)	(69,371)	-	-
	Written Options	(2,267,463)	-	(2,267,463)	-
	Swaps	(14,104,403)	-	(14,104,403)	-

	Total Interest Rate Contracts	(16,441,237)	(69,371)	(16,371,866)	-

	Total Liabilities - Derivatives	(23,399,372)	(69,371)	(23,330,001)	-

	Total Liabilities	(57,480,644)	(69,371)	(57,411,273)	-

	Total	$1,056,260,590	$418,923	$1,055,835,141	$6,526

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($688,541,174)	$-	($688,541,174)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 28.9%

U.S. Treasury Inflation Protected Securities - 28.9%

0.125% due 04/15/18 ^	$71,740	$73,042
0.125% due 04/15/19 ^	161,765	165,330
0.125% due 04/15/20 ^	5,422,337	5,540,809
0.125% due 07/15/22 ^	834,446	850,103
0.125% due 01/15/23 ^	3,489,590	3,523,282
0.125% due 07/15/24 ^	1,775,942	1,784,567
0.250% due 01/15/25 ^	2,190,460	2,211,480
0.375% due 07/15/23 ^	3,837,785	3,958,640
0.375% due 07/15/25 ^	5,014,930	5,129,300
0.625% due 07/15/21 ^	1,629,221	1,712,050
0.625% due 01/15/24 ^	6,030,941	6,287,727
0.625% due 01/15/26 ^	25,782,937	26,983,442
0.750% due 02/15/42 ^	10,484	10,205
0.750% due 02/15/45 ^	3,611,684	3,504,413
1.125% due 01/15/21 ^	2,738,774	2,930,078
1.250% due 07/15/20 ^	1,531,669	1,648,160
1.375% due 07/15/18 ^	714,097	753,874
1.375% due 01/15/20 ^	898,335	962,411
1.375% due 02/15/44 ^	914,850	1,026,865
1.625% due 01/15/18 ^	802,882	839,890
2.125% due 01/15/19 ^	706,189	762,776
2.125% due 02/15/41 ^	43,272	55,839
2.375% due 01/15/25 ^	1,533,296	1,828,126
2.625% due 07/15/17 ^	697,261	734,530
3.375% due 04/15/32 ^	293,627	425,813
3.625% due 04/15/28 ^	1,933,430	2,666,409

Total U.S. Treasury Obligations (Cost $74,017,053)		76,369,161

FOREIGN GOVERNMENT BONDS & NOTES - 9.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,218,300	8,144,188
Deutsche Bundesrepublik Inflation-Linked (Germany) (0.902%) due 04/15/26 ^ ~	EUR 11,260,053	14,033,399
(0.525%) due 04/15/46 ^ ~	1,140,467	1,520,193

Total Foreign Government Bonds & Notes (Cost $24,889,111)		23,697,780

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $114,591)		4,180

SHORT-TERM INVESTMENTS - 52.3%

Certificates of Deposit - 8.5%

Bank of Montreal (Canada) 0.600% due 04/04/16	$2,500,000	2,500,051
Citibank NA 0.580% due 04/11/16	1,250,000	1,250,092
0.580% due 04/21/16	1,000,000	1,000,124
Mizuho Bank Ltd (Japan) 0.670% due 05/31/16	3,000,000	3,000,866
Norinchukin Bank (Japan) 0.610% due 05/10/16	3,700,000	3,700,718
Oversea Chinese Banking (Singapore) 0.480% due 04/08/16	2,000,000	2,000,051
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.590% due 05/25/16	3,000,000	3,000,608

	Principal Amount	Value
The Sumitomo Trust & Banking Co Ltd (Japan) 0.670% due 04/04/16	$2,000,000	$2,000,072
Wells Fargo Bank NA 0.580% due 04/19/16	4,000,000	4,000,068

		22,452,650

Commercial Paper - 26.2%

American Honda Finance Corp 0.508% due 04/07/16	2,000,000	1,999,889
Apple Inc 0.355% due 04/07/16	1,500,000	1,499,908
Australia & New Zealand Banking Group Ltd (Australia) 0.558% due 05/03/16	2,000,000	1,999,173
BMW US Capital LLC (Germany) 0.406% due 05/02/16	3,500,000	3,498,768
Canadian Imperial Bank of Commerce (Canada) 0.548% due 06/09/16	2,500,000	2,497,851
Chevron Corp 0.406% due 04/18/16	3,000,000	2,999,483
Commonwealth Bank of Australia (Australia) 0.558% due 05/31/16	2,191,000	2,189,586
CPPIB Capital Inc (Canada) 0.365% due 04/08/16	2,000,000	1,999,859
0.385% due 04/06/16	1,500,000	1,499,922
DBS Bank Ltd (Singapore) 0.406% due 04/15/16	3,000,000	2,999,581
0.487% due 05/27/16	1,000,000	999,381
Microsoft Corp 0.325% due 05/11/16	3,000,000	2,998,780
Novartis Finance Corp 0.477% due 05/23/16	2,000,000	1,998,863
PepsiCo Inc 0.345% due 04/22/16	1,500,000	1,499,682
0.406% due 04/12/16	2,500,000	2,499,753
Pfizer Inc 0.487% due 05/23/16	2,000,000	1,998,863
Province of Ontario (Canada) 0.406% due 04/08/16	1,000,000	999,930
Province of Quebec (Canada) 0.396% due 05/04/16	1,450,000	1,449,496
QUALCOMM Inc 0.467% due 04/13/16	3,000,000	2,999,642
Reckitt Benckiser Group PLC (United Kingdom) 0.385% due 04/19/16	1,500,000	1,499,701
0.558% due 06/07/16	2,000,000	1,998,345
Siemens Captal Co LLC (Germany) 0.508% due 04/18/16	2,000,000	1,999,655
Sumitomo Mitsui Banking Corp (Japan) 0.609% due 05/04/16	1,500,000	1,499,414
The Bank of Nova Scotia (Canada) 0.457% due 04/01/16	2,000,000	1,999,985
0.477% due 05/13/16	1,000,000	999,517
The Sumitomo Trust & Banking Co Ltd (Japan) 0.446% due 04/13/16	1,500,000	1,499,802
The Toronto-Dominion Bank (Canada) 0.518% due 05/19/16	3,000,000	2,998,228
0.599% due 05/20/16	1,000,000	999,394
Toyota Motor Credit Corp 0.558% due 05/25/16	2,500,000	2,498,102
0.558% due 05/31/16	1,000,000	999,136
Unilever Capital Corp (United Kingdom) 0.416% due 05/02/16	1,500,000	1,499,468
0.447% due 04/11/16	2,000,000	1,999,811
United Parcel Service Inc 0.467% due 04/04/16	3,000,000	2,999,918
USAA Capital Corp 0.335% due 04/12/16	3,000,000	2,999,673

		69,118,559

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 7.8%

Federal Home Loan Bank 0.314% due 04/27/16	$5,000,000	$4,999,280
0.355% due 04/06/16	2,200,000	2,199,939
0.355% due 05/20/16	3,000,000	2,998,980
Freddie Mac 0.223% due 04/25/16	5,000,000	4,999,335
0.284% due 04/06/16	3,000,000	2,999,916
0.325% due 05/16/16	2,486,000	2,485,224

		20,682,674

Repurchase Agreement - 9.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $26,035,544; collateralized by Freddie Mac: 1.250% due 06/29/18 and value $26,560,000)	26,035,522	26,035,522

Total Short-Term Investments (Cost $138,283,028)		138,289,405

TOTAL INVESTMENTS - 90.2% (Cost $237,303,783)		238,360,526

OTHER ASSETS & LIABILITIES, NET - 9.8%		25,983,475

NET ASSETS - 100.0%		$264,344,001

Notes to Schedule of Investments

(a)	As of March 31, 2016, the amount of $1,126,685 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/17)	1,557	$1,705,425
U.S. Treasury 10-Year Notes (06/16)	218	302,448

		2,007,873

Short Futures Outstanding
Eurodollar (12/16)	445	(101,571)
Eurodollar (12/18)	1,788	(609,967)
U.S. Treasury 5-Year Notes (06/16)	92	(61,393)
U.S. Treasury Long Bonds (06/16)	63	(131,798)

		(904,729)

Total Futures Contracts		$1,103,144

(c)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	625,250,000	USD	5,383,960	04/16	CIT	$173,212
USD	7,854,599	CAD	10,830,000	04/16	CIT	(484,413)
USD	7,576,180	CAD	10,499,070	05/16	BOA	(508,197)
USD	15,155,847	EUR	13,585,000	05/16	CIT	(320,562)
USD	5,301,694	JPY	625,250,000	04/16	CIT	(255,478)

Total Forward Foreign Currency Contracts						($1,395,438)

(d)	Purchased options outstanding as of March 31, 2016 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (05/16)	$118.50	04/22/16	CME	535	$114,591	$4,180

Total Purchased Options					$114,591	$4,180

(e)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	120	$43,173
Call Options Written	2,648	564,511
Put Options Written	7,259	1,129,511
Call Options Exercised	(701)	(160,894)
Call Options Expired	(227)	(42,590)
Put Options Expired	(1,084)	(53,001)
Call Options Closed	(1,542)	(287,137)
Put Options Closed	(6,015)	(1,067,921)

Outstanding, March 31, 2016	458	$125,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(f)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/16)	$130.00	04/22/16	CME	178	$73,890	($139,063)

Put - U.S. Treasury 5-Year Notes (05/16)	118.00	04/22/16	CME	267	32,507	(2,086)
Put - U.S. Treasury Long Bonds (05/16)	163.00	04/22/16	CME	13	19,255	(11,984)

					$51,762	($14,070)

Total Written Options					$125,652	($153,133)

(g)	Swap agreements outstanding as of March 31, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR plus or minus a specified spread	BRC	03/16/17	$139,443,171	$3,630,784	$-	$3,630,784

Total Swap Agreements					$3,630,784	$-	$3,630,784

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$76,369,161	$-	$76,369,161	$-
	Foreign Government Bonds & Notes	23,697,780	-	23,697,780	-
	Short-Term Investments	138,289,405	-	138,289,405	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	173,212	-	173,212	-
	Interest Rate Contracts
	Futures	2,007,873	2,007,873	-	-
	Purchased Options	4,180	4,180	-	-
	Swaps	3,630,784	-	3,630,784	-

	Total Interest Rate Contracts	5,642,837	2,012,053	3,630,784	-

	Total Assets - Derivatives	5,816,049	2,012,053	3,803,996	-

	Total Assets	244,172,395	2,012,053	242,160,342	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,568,650)	-	(1,568,650)	-
	Interest Rate Contracts
	Futures	(904,729)	(904,729)	-	-
	Written Options	(153,133)	(153,133)	-	-

	Total Interest Rate Contracts	(1,057,862)	(1,057,862)	-	-

	Total Liabilities - Derivatives	(2,626,512)	(1,057,862)	(1,568,650)	-

	Total Liabilities	(2,626,512)	(1,057,862)	(1,568,650)	-

	Total	$241,545,883	$954,191	$240,591,692	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.4%

Consumer Discretionary - 0.5%

Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	$10,661,620
Motors Liquidation Co 8.375% due 07/05/33 * Y +	EUR 7,400,000	-
Newell Rubbermaid Inc
3.150% due 04/01/21	$2,900,000	2,983,644
3.850% due 04/01/23	1,700,000	1,766,370

		15,411,634

Consumer Staples - 0.6%

Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,040,851
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,429,657
3.875% due 07/20/25	5,800,000	6,273,657
Reynolds American Inc
3.250% due 06/12/20	54,000	56,568
4.450% due 06/12/25	6,100,000	6,726,806
Whole Foods Market Inc 5.200% due 12/03/25 ~	2,200,000	2,310,669

		19,838,208

Energy - 2.5%

CNPC General Capital Ltd (China) 1.518% due 05/14/17 § ~	6,700,000	6,702,506
Continental Resources Inc 5.000% due 09/15/22	2,150,000	1,863,781
Energy Transfer Partners LP
4.050% due 03/15/25	3,600,000	3,175,380
4.150% due 10/01/20	1,500,000	1,456,111
Genesis Energy LP 6.750% due 08/01/22	3,000,000	2,816,250
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	2,790,000	2,578,755
Kinder Morgan Inc
1.500% due 03/16/22	EUR 5,800,000	6,267,894
2.250% due 03/16/27	1,800,000	1,809,346
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	$3,454,000	1,122,550
Petrobras Global Finance BV (Brazil)
2.000% due 05/20/16	100,000	99,880
2.238% due 05/20/16 §	1,700,000	1,698,300
2.762% due 01/15/19 §	300,000	244,530
3.500% due 02/06/17	2,000,000	1,971,400
3.522% due 03/17/20 §	500,000	386,250
4.375% due 05/20/23	6,800,000	4,978,960
4.875% due 03/17/20	200,000	166,940
5.375% due 01/27/21	4,500,000	3,705,525
5.750% due 01/20/20	200,000	172,800
5.875% due 03/01/18	11,600,000	11,162,680
6.250% due 03/17/24	2,100,000	1,684,620
6.750% due 01/27/41	7,000,000	5,022,500
6.850% due 06/05/15	3,200,000	2,215,040
7.875% due 03/15/19	2,100,000	2,019,150
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	2,974,923
Regency Energy Partners LP 5.000% due 10/01/22	4,100,000	3,860,392
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	1,750,000	1,675,625
Williams Partners LP
4.875% due 05/15/23	5,200,000	4,523,059
4.875% due 03/15/24	3,000,000	2,622,972

		78,978,119

	Principal Amount	Value
Financials - 21.7%

Ally Financial Inc
2.750% due 01/30/17	$2,900,000	$2,892,750
5.500% due 02/15/17	9,200,000	9,391,544
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/17 Y ~	EUR 1,000,000	278,785
4.750% due 01/15/18 Y ~	5,600,000	1,561,199
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	$8,900,000	9,209,720
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,124,017
Bank of America Corp
0.947% due 08/15/16 §	$2,800,000	2,795,836
2.650% due 04/01/19	4,000,000	4,073,912
3.300% due 01/11/23	1,480,000	1,495,118
4.000% due 04/01/24	5,800,000	6,096,734
5.650% due 05/01/18	5,000,000	5,370,650
6.000% due 09/01/17	2,900,000	3,066,158
6.500% due 08/01/16	18,600,000	18,921,631
6.875% due 04/25/18	10,100,000	11,096,718
Bank of America NA
0.934% due 06/15/17 §	9,600,000	9,539,222
1.040% due 05/08/17 §	4,400,000	4,392,489
1.086% due 06/05/17 §	7,500,000	7,491,210
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,865,403
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,366,625
10.179% due 06/12/21 ~	19,400,000	24,686,694
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	5,965,619
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,317,000
BPCE SA (France) 1.188% due 11/18/16 §	28,600,000	28,628,428
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,530,189
CIT Group Inc 5.250% due 03/15/18	1,500,000	1,555,500
Citigroup Inc
0.906% due 06/09/16 §	10,900,000	10,894,016
1.402% due 04/01/16 §	500,000	500,000
1.579% due 07/25/16 §	500,000	500,848
2.650% due 10/26/20	4,000,000	4,043,748
Cooperatieve Rabobank UA (Netherlands)
0.951% due 04/28/17 §	10,900,000	10,896,120
11.000% § ± ~	22,000,000	26,480,300
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	9,000,000	8,972,613
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,071,664
Discover Bank 2.600% due 11/13/18	3,200,000	3,210,499
Export-Import Bank of Korea (South Korea)
2.625% due 12/30/20	16,500,000	16,945,104
4.000% due 01/29/21	1,800,000	1,963,789
Ford Motor Credit Co LLC
1.070% due 11/08/16 §	15,700,000	15,649,603
1.154% due 09/08/17 §	2,300,000	2,271,466
1.500% due 01/17/17	6,345,000	6,338,268
2.240% due 06/15/18	1,900,000	1,900,344
3.984% due 06/15/16	700,000	704,472
8.000% due 12/15/16	500,000	522,144
GE Capital International Funding Co 0.964% due 04/15/16 ~	703,000	703,041
General Motors Financial Co Inc
3.150% due 01/15/20	5,200,000	5,222,126
3.200% due 07/13/20	4,600,000	4,596,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
HCP Inc REIT 4.000% due 12/01/22	$3,900,000	$3,927,273
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,540,320
HSBC Holdings PLC (United Kingdom)
2.874% due 03/08/21 §	5,600,000	5,733,801
3.400% due 03/08/21	8,500,000	8,681,288
Huntington Bancshares Inc 3.150% due 03/14/21	9,000,000	9,143,712
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,231,864
Intesa Sanpaolo SPA (Italy) 2.375% due 01/13/17	7,890,000	7,925,734
JPMorgan Chase & Co
1.071% due 05/30/17 §	GBP 2,500,000	3,573,230
2.550% due 03/01/21	$7,200,000	7,271,230
3.150% due 07/05/16	4,100,000	4,126,019
3.900% due 07/15/25	16,400,000	17,459,309
Lloyds Bank PLC (United Kingdom)
1.621% due 01/22/19 §	7,000,000	6,996,927
12.000% § ± ~	5,300,000	7,146,308
Manulife Financial Corp (Canada) 4.150% due 03/04/26	2,000,000	2,045,870
Mizuho Bank Ltd (Japan) 1.080% due 09/25/17 § ~	700,000	700,727
Morgan Stanley
1.899% due 04/25/18 §	2,000,000	2,013,390
2.125% due 04/25/18	300,000	302,526
3.875% due 01/27/26	4,000,000	4,182,724
National Australia Bank Ltd (Australia)
0.909% due 06/30/17 § ~	25,900,000	25,857,628
2.250% due 03/16/21 ~	7,700,000	7,784,015
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	1,400,000	1,406,650
7.250% due 12/15/21 ~	1,300,000	1,300,000
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,028,750
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,519,390
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,775,745
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	8,500,000	9,307,500
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,523,482
Societe Generale SA (France) 8.000% § ± ~	8,200,000	7,974,500
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,175,000
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,764,320
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.652% due 09/14/18 § ~	7,500,000	7,513,718
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	18,406,356
7.250% due 02/01/18	10,900,000	11,975,841
The Blackstone Group LP 9.296% due 03/19/19 ~	3,180,812	3,216,596
The Goldman Sachs Group Inc
1.288% due 05/22/17 §	16,600,000	16,590,555
1.834% due 09/15/20 §	8,400,000	8,347,290
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,188,344
The Royal Bank of Scotland PLC (United Kingdom) 9.500% due 03/16/22 § ~	1,100,000	1,165,610

	Principal Amount	Value
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	$7,700,000	$7,781,489
UBS AG (Switzerland)
1.195% due 06/01/17 §	4,500,000	4,497,516
1.485% due 06/01/20 §	1,700,000	1,695,521
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 # ~	8,000,000	8,022,444
4.125% due 04/15/26 # ~	7,100,000	7,111,005
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,366,259
Wells Fargo & Co 7.980% § ±	26,700,000	27,665,205

		675,062,359

Health Care - 0.7%

Actavis Funding SCS 3.000% due 03/12/20	6,500,000	6,704,392
Baxalta Inc 1.404% due 06/22/18 § ~	8,300,000	8,136,075
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,091,968

		20,932,435

Industrials - 0.9%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,200,000	2,197,250
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	3,515,826
International Lease Finance Corp
5.750% due 05/15/16	$1,500,000	1,504,176
6.750% due 09/01/16 ~	1,770,000	1,798,763
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	7,977,968
Masco Corp 6.125% due 10/03/16	8,200,000	8,409,100
Norfolk Southern Corp 2.903% due 02/15/23	1,000,000	1,006,765
UAL Equipment Trust AB 10.850% due 02/19/49 Y	216,161	389

		26,410,237

Information Technology - 0.3%

Apple Inc 2.850% due 05/06/21	2,000,000	2,100,740
Baidu Inc (China) 3.000% due 06/30/20	8,200,000	8,326,362

		10,427,102

Materials - 0.2%

Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	4,000,000	3,840,000
CSN Islands XI Corp (Brazil) 6.875% due 09/21/19 ~ ‡	1,800,000	1,008,000
Rohm & Haas Co 6.000% due 09/15/17	368,000	389,304

		5,237,304

Telecommunication Services - 1.4%

AT&T Inc 4.450% due 05/15/21	5,000,000	5,470,925
Qwest Corp 6.875% due 09/15/33	1,178,000	1,151,542
Verizon Communications Inc
1.036% due 06/09/17 §	17,900,000	17,867,494
2.164% due 09/15/16 §	3,280,000	3,297,994
2.500% due 09/15/16	686,000	691,369
3.000% due 11/01/21	2,800,000	2,914,324
3.500% due 11/01/24	12,600,000	13,249,354

		44,643,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 0.6%

Dynegy Inc
6.750% due 11/01/19	$9,700,000	$9,700,000
7.375% due 11/01/22	3,300,000	3,069,000
7.625% due 11/01/24	1,600,000	1,460,000
Majapahit Holding BV (Indonesia) 7.750% due 10/17/16 ~	2,800,000	2,898,000

		17,127,000

Total Corporate Bonds & Notes (Cost $907,503,949)		914,067,400

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.3%

FCA US LLC Term B 3.500% due 05/24/17 §	3,895,824	3,899,638
MGM Resorts International Term A 3.183% due 12/20/17 §	5,795,178	5,787,934

		9,687,572

Total Senior Loan Notes (Cost $9,682,715)		9,687,572

MORTGAGE-BACKED SECURITIES - 45.0%

Collateralized Mortgage Obligations - Commercial - 4.7%

BAMLL Commercial Mortgage Securities Trust 2.329% due 03/15/28 " § ~	7,700,000	7,746,680
Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	253,546	259,133
5.617% due 07/10/46 " §	13,311,913	13,379,348
Bcrr Trust 5.858% due 07/17/40 " § ~	11,325,053	11,385,063
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	743,968	759,376
5.700% due 06/11/50 "	5,700,000	5,911,408
5.721% due 06/11/40 " §	16,929,425	17,579,561
Capmark Mortgage Securities Inc (IO) 1.080% due 05/15/35 " §	361,867	6,495
Commercial Mortgage Trust 5.444% due 03/10/39 "	5,222,326	5,330,524
Credit Suisse Commercial Mortgage Trust 5.297% due 12/15/39 "	2,357,205	2,394,784
Credit Suisse Mortgage Capital Certificates 5.467% due 09/15/39 "	21,979,614	22,145,626
JP Morgan Chase Commercial Mortgage Securities Trust 5.699% due 02/12/49 " §	5,494,935	5,646,531
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,175,755	1,236,930
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,375,452	5,575,150
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48 "	7,000,000	7,276,191
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	20,399,885	20,676,211
5.731% due 07/12/44 " §	1,364,659	1,363,238
Morgan Stanley Re-REMIC Trust 5.794% due 08/12/45 " § ~	581,946	595,843
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	16,200,000	16,546,084

		145,814,176

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.0%

Alternative Loan Trust
0.612% due 02/20/47 " §	$8,372,948	$6,248,120
0.623% due 10/25/46 " §	1,620,821	1,571,004
0.713% due 02/25/37 " §	250,330	193,516
Alternative Loan Trust (IO) 4.567% due 05/25/35 " §	3,987,968	422,929
Banc of America Funding Ltd 0.701% due 10/03/39 " § ~	3,387,845	3,376,190
Banc of America Funding Trust
0.648% due 08/25/47 " § ~	11,291,217	9,913,979
2.815% due 02/20/36 " §	2,170,472	2,127,211
BCAP LLC Trust
5.248% due 03/26/37 " § ~	699,712	677,999
5.250% due 02/26/36 " ~	3,032,125	2,674,419
5.250% due 08/26/37 " ~	5,479,631	5,726,296
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/35 " §	22,946	23,043
2.651% due 08/25/33 " §	2,984,174	2,966,948
Bear Stearns ALT-A Trust
1.273% due 11/25/34 " §	475,746	462,788
2.521% due 01/25/36 " §	3,808,825	3,117,582
Bear Stearns Structured Products Inc Trust
2.414% due 12/26/46 " §	1,287,562	977,239
2.776% due 01/26/36 " §	1,756,868	1,383,834
Citigroup Mortgage Loan Trust 2.744% due 08/25/35 " §	737,436	547,068
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/35 " §	1,469,784	1,232,498
2.713% due 05/20/34 " §	1,662,751	1,581,375
2.763% due 08/25/34 " §	242,245	212,083
Credit Suisse First Boston Mortgage Securities Corp 1.055% due 03/25/32 " § ~	241,499	223,062
Downey Savings & Loan Association Mortgage Loan Trust 2.619% due 07/19/44 " §	1,057,402	1,042,079
Fannie Mae
0.493% due 07/25/37 " §	376,208	353,900
0.840% due 04/18/28 " §	105,022	106,019
0.890% due 10/18/30 " §	676	685
0.933% due 03/25/17 " §	2,882	2,887
1.033% due 05/25/40 " §	3,138,812	3,151,192
5.000% due 03/25/21 "	29,608	30,573
6.324% due 10/25/42 " §	958,505	1,123,704
Fannie Mae (IO) 6.267% due 10/25/35 " §	6,809	1,283
FHLMC-GNMA 7.500% due 09/20/26 "	181,467	211,573
First Horizon Alternative Mortgage Securities Trust
2.375% due 06/25/34 " §	5,277,373	5,146,504
2.479% due 03/25/35 " §	1,338,190	1,046,704
6.000% due 01/25/35 "	69,959	65,310
Freddie Mac
0.786% due 12/15/29 " §	18,132	18,218
3.500% due 07/15/32 "	17,587	17,821
7.000% due 09/15/21 "	21,402	23,090
7.500% due 01/15/23 "	532,534	593,850
Freddie Mac Structured Pass-Through Securities
1.522% due 10/25/44 " §	1,868,729	1,900,319
1.722% due 07/25/44 " §	9,556,591	10,045,338
Government National Mortgage Association
0.975% due 05/20/65 " §	2,240,361	2,184,334
1.025% due 07/20/65 - 08/20/65 " §	14,651,343	14,323,220
1.075% due 07/20/63 " §	15,000,000	14,943,449
7.000% due 02/16/29 "	57,513	59,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Great Hall Mortgages No 1 PLC (United Kingdom) 0.769% due 06/18/39 " § ~	$7,701,435	$7,016,331
GreenPoint Mortgage Funding Trust 0.703% due 11/25/45 " §	67,030	57,535
HarborView Mortgage Loan Trust 1.172% due 02/19/34 " §	382	382
Impac CMB Trust 0.973% due 05/25/35 " §	133,397	122,164
Impac Secured Assets Trust 0.603% due 01/25/37 " §	1,657,892	1,421,892
IndyMac ARM Trust 1.864% due 01/25/32 " §	36,632	35,380
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,301,261	1,970,983
JP Morgan Mortgage Trust 0.733% due 10/25/35 " §	4,460,530	3,393,335
Lehman Mortgage Trust 5.750% due 02/25/37 "	12,906,052	11,078,098
Marche Mutui SARL (Italy) 2.095% due 01/27/64 " § ~	EUR 4,908,504	5,648,026
MASTR Adjustable Rate Mortgages Trust 2.787% due 04/21/34 " §	$57,807	58,673
MASTR Alternative Loan Trust 0.833% due 03/25/36 " §	821,062	183,669
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/35 " §	100,591	94,093
2.575% due 06/25/35 " §	103,350	100,428
PHH Alternative Mortgage Trust 0.593% due 02/25/37 " §	23,458,433	19,538,484
Provident Funding Mortgage Loan Trust 2.847% due 04/25/34 " §	6,119	6,082
RALI Trust 6.250% due 01/25/37 "	1,987,579	1,584,464
Reperforming Loan REMIC Trust 0.773% due 06/25/35 " § ~	3,670,626	3,270,569
Residential Asset Securitization Trust (IO) 4.517% due 11/25/35 " §	4,266,957	646,106
Residential Funding Mortgage Securities I Trust 3.190% due 09/25/35 " §	993,479	762,110
Residential Mortgage Securities PLC (United Kingdom) 1.741% due 06/15/46 " § ~	GBP 2,882,371	4,097,217
ResLoC UK PLC (United Kingdom) 2.309% due 12/15/43 " § ~	EUR 3,848,260	3,941,343
Sequoia Mortgage Trust 0.782% due 07/20/33 " §	$1,030,926	969,046
Structured Adjustable Rate Mortgage Loan Trust 2.606% due 01/25/35 " §	651,112	618,185
Structured Asset Mortgage Investments II Trust
0.643% due 05/25/36 " §	1,463,736	1,131,115
0.663% due 05/25/45 " §	341,714	297,605
0.682% due 07/19/35 " §	387,556	357,402
0.713% due 02/25/36 " §	1,462,150	1,122,027
Structured Asset Mortgage Investments Trust 1.092% due 09/19/32 " §	103,766	100,886
Suntrust Alternative Loan Trust (IO) 4.667% due 12/25/35 " §	11,537,782	1,675,581
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/45 " §	86,100	79,407
0.723% due 10/25/45 " §	91,265	84,583
1.718% due 08/25/42 " §	53,544	50,945
Washington Mutual Mortgage Pass-Through Certificates Trust 5.750% due 01/25/36 "	3,362,872	2,968,626

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.417% due 11/25/35 " §	$21,421,220	$3,520,625
4.517% due 11/25/35 " §	5,713,386	1,066,822
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.399% due 02/25/33 " §	50,037	50,034
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 10/25/33 " §	113,264	113,514
2.765% due 04/25/36 " §	1,487,163	1,448,868
2.830% due 03/25/36 " §	196,638	186,298
2.834% due 07/25/36 " §	4,413,872	4,225,420
2.853% due 12/25/34 " §	572,803	561,481
3.401% due 04/25/36 " §	317,934	48,394

		187,755,305

Fannie Mae - 29.5%

1.522% due 08/01/42 - 10/01/44 " §	1,542,290	1,573,091
1.899% due 03/01/33 " §	425,748	444,148
2.037% due 07/01/33 " §	23,403	24,432
2.045% due 01/01/36 " §	107,353	112,331
2.110% due 07/01/35 " §	2,263,051	2,391,632
2.121% due 04/01/35 " §	843,953	890,912
2.156% due 07/01/33 " §	48,196	50,818
2.157% due 08/01/35 " §	554,362	581,131
2.158% due 02/01/33 " §	370,433	390,150
2.206% due 09/01/33 - 09/01/35 " §	334,394	343,283
2.226% due 12/01/34 - 08/01/36 " §	3,034,397	3,170,489
2.305% due 04/01/34 " §	60,149	60,877
2.310% due 08/01/22 "	1,200,000	1,230,897
2.339% due 12/01/34 " §	6,590	6,968
2.345% due 04/01/27 " §	10,321	10,433
2.346% due 11/01/34 " §	18,582	19,629
2.393% due 01/01/34 " §	15,651	16,484
2.400% due 01/01/25 " §	50,708	52,389
2.422% due 08/01/34 " §	3,045	3,217
2.425% due 02/01/33 " §	6,582	6,930
2.436% due 12/01/22 " §	17,034	17,656
2.447% due 01/01/23 " §	73,101	75,727
2.450% due 11/01/23 " §	66	66
2.492% due 03/01/34 " §	14,377	15,248
2.641% due 11/01/34 " §	4,699,529	4,957,690
2.715% due 09/01/35 " §	172,387	181,630
2.750% due 06/01/34 " §	8,620	9,125
2.802% due 03/01/33 " §	18,808	19,608
2.870% due 09/01/27 "	4,800,000	4,947,322
3.000% due 04/01/27 - 05/01/46 "	71,130,445	73,085,927
3.215% due 05/01/36 " §	44,845	47,178
3.330% due 11/01/21 "	369,274	395,778
3.500% due 05/18/31 - 06/01/46 "	251,000,000	263,321,780
3.502% due 05/01/36 " §	38,795	41,310
3.568% due 05/01/36 " §	1,469,345	1,566,201
4.000% due 02/01/17 - 06/01/46 "	343,334,968	366,465,909
4.500% due 03/01/18 - 06/13/46 "	96,735,408	104,986,817
4.631% due 09/01/34 " §	385,999	405,294
5.000% due 01/01/23 - 04/13/46 "	35,655,014	39,481,116
5.500% due 08/01/18 - 09/01/41 "	27,762,935	30,450,467
6.000% due 07/01/17 - 09/01/39 "	11,187,327	12,792,555
6.500% due 05/01/16 - 09/01/37 "	1,451,161	1,662,287
7.500% due 01/01/33 "	32,861	40,134
8.000% due 05/01/30 - 08/01/30 "	10,927	11,488
8.500% due 07/01/32 "	3,198	3,501

		916,362,055

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	64,437	61,144
7.430% due 10/01/20 - 11/01/22 "	17,567	16,765

		77,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Freddie Mac - 2.9%

2.094% due 09/01/35 " §	$433,892	$457,445
2.472% due 01/01/28 " §	7,753	8,020
2.487% due 05/01/23 " §	3,657	3,785
2.493% due 03/01/32 " §	71,331	74,908
2.499% due 03/01/32 " §	109,804	116,364
2.500% due 05/01/32 - 07/01/32 " §	16,799	17,534
2.926% due 06/01/17 " §	420	420
3.500% due 05/01/46 "	37,000,000	38,678,731
4.000% due 05/12/46 "	13,000,000	13,855,915
4.500% due 05/12/46 "	23,000,000	24,963,087
5.500% due 03/01/23 - 05/01/40 "	10,181,635	11,472,947
6.000% due 03/03/18 - 10/01/22 "	477,120	540,362
6.500% due 05/01/16 - 05/01/17 "	35,210	35,685
7.000% due 10/01/37 "	75,172	85,629

		90,310,832

Government National Mortgage Association - 1.9%

1.750% due 05/20/22 - 03/20/33 " §	2,258,690	2,332,811
1.875% due 07/20/23 - 09/20/32 " §	487,408	504,861
2.000% due 12/20/22 - 12/20/32 " §	873,781	904,372
2.250% due 03/20/29 " §	34,877	34,971
2.375% due 09/20/22 - 07/20/24 " §	55,720	55,870
2.500% due 11/20/24 - 02/20/25 " §	123,665	127,609
3.000% due 08/20/20 " §	30,152	30,466
3.500% due 04/01/46 "	15,000,000	15,855,469
4.000% due 03/15/44 - 06/21/46 "	26,191,513	27,940,603
5.000% due 05/15/33 - 11/15/41 "	8,510,905	9,461,051
6.000% due 06/15/38 - 09/15/38 "	30,285	34,181
7.500% due 07/15/31 - 12/15/31 "	44,179	53,919
8.000% due 12/15/29 - 08/15/32 "	336,985	379,133
8.500% due 09/15/16 - 12/15/30 "	415,763	436,844
9.000% due 02/15/17 - 04/15/20 "	5,820	6,295
10.000% due 07/15/22 - 02/15/25 "	3,097	3,390

		58,161,845

Total Mortgage-Backed Securities (Cost $1,382,452,645)		1,398,482,122

ASSET-BACKED SECURITIES - 6.3%

ABFC Trust 0.983% due 07/25/35 " §	5,600,000	4,353,674
ACE Securities Corp Home Equity Loan Trust 1.093% due 11/25/35 " §	3,678,459	3,631,269
Ally Auto Receivables Trust 0.680% due 07/17/17 "	2,374,338	2,373,759
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.813% due 02/25/36 " §	3,028,495	1,969,345
Bear Stearns Asset-Backed Securities I Trust 0.543% due 04/25/31 " §	902,778	906,404
CIFC Funding Ltd (Cayman) 1.512% due 08/14/24 " § ~	19,000,000	18,955,784
Citigroup Mortgage Loan Trust
0.573% due 12/25/36 " §	10,963,723	9,892,013
0.583% due 12/25/36 " §	6,996,593	3,818,540
0.593% due 12/25/36 " § ~	3,804,844	2,461,720
Countrywide Asset-Backed Certificates
0.563% due 12/25/36 " §	8,425,362	7,539,379
0.573% due 06/25/47 " §	11,792,139	9,463,922
0.583% due 05/25/37 " §	5,030,838	4,675,982
0.886% due 03/25/47 " § ~	3,173,422	2,312,498
CWABS Asset-Backed Certificates Trust 0.583% due 02/25/37 " §	14,398,598	13,945,097
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	54,257	58,384

	Principal Amount	Value
EFS Volunteer No 2 LLC 1.313% due 07/26/27 " § ~	$3,308,271	$3,265,442
FBR Securitization Trust 1.201% due 09/25/35 " §	28,530,000	20,179,529
Hillmark Funding Ltd (Cayman) 0.868% due 05/21/21 " § ~	7,464,626	7,307,274
Home Equity Mortgage Loan Asset-Backed Trust 0.753% due 04/25/37 " §	7,999,266	5,496,363
Imc Home Equity Loan Trust 6.340% due 08/20/29 " §	4,376	4,351
Jubilee I-R BV CDO (Netherlands) 0.127% due 07/30/24 " § ~	EUR 2,482,193	2,770,456
Lehman ABS Mortgage Loan Trust 0.523% due 06/25/37 " § ~	$1,565,379	915,986
Lehman XS Trust 0.606% due 02/25/37 " §	7,670,845	4,301,572
Malin BV CLO (Netherlands) 0.104% due 05/07/23 " § ~	EUR 981,349	1,111,514
Mastr Asset-Backed Securities Trust 0.683% due 04/25/36 " §	$10,967,961	4,367,816
Mid-State Trust VI 7.340% due 07/01/35 "	842,065	902,160
Mid-State Trust VIII 7.791% due 03/15/38 "	429,397	466,769
Morgan Stanley ABS Capital I Inc Trust
0.613% due 03/25/37 " §	3,602,148	1,617,410
0.683% due 03/25/37 " §	6,031,504	2,741,819
Navient Private Education Loan Trust 1.936% due 01/16/35 " § ~	6,967,589	6,970,880
Option One Mortgage Loan Trust 0.653% due 02/25/37 " §	19,590,405	10,507,218
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.983% due 07/25/35 " §	6,700,000	5,011,298
Penta SA CLO (Luxembourg) 0.172% due 06/04/24 " § ~	EUR 659,830	744,640
People’s Choice Home Loan Securities Trust 0.953% due 12/25/35 " §	$1,757,191	1,585,184
RAAC Trust 1.083% due 06/25/47 " §	2,828,640	2,358,792
RASC Trust
0.593% due 11/25/36 " §	1,446,296	1,225,845
0.843% due 01/25/36 " §	3,500,000	3,097,143
Renaissance Home Equity Loan Trust 1.316% due 08/25/33 " §	228,123	212,417
Securitized Asset-Backed Receivables LLC Trust 1.093% due 08/25/35 " §	12,700,000	8,175,492
Soundview Home Loan Trust 0.543% due 02/25/37 " §	1,787,424	660,830
Structured Asset Investment Loan Trust 0.743% due 01/25/36 " §	10,000,000	7,149,766
VOLT XXIX LLC 3.375% due 10/25/54 " § ~	6,957,366	6,876,587

Total Asset-Backed Securities (Cost $198,808,657)		196,382,323

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 5.375% due 06/12/17 ‡	5,300,000	5,598,496
Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	11,005,221
United States Small Business Administration 6.120% due 09/01/21	248,025	268,068

Total U.S. Government Agency Issues (Cost $16,699,985)		16,871,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.5%

U.S. Treasury Bonds - 14.5%

2.500% due 02/15/45	$11,900,000	$11,608,545
2.500% due 02/15/46	17,300,000	16,870,873
2.750% due 08/15/42	26,200,000	27,072,984
2.750% due 11/15/42	37,700,000	38,889,171
2.875% due 05/15/43	8,700,000	9,173,576
2.875% due 08/15/45	57,300,000	60,292,607
3.000% due 05/15/42	20,300,000	22,057,209
3.000% due 11/15/44	51,100,000	55,168,020
3.000% due 11/15/45	11,900,000	12,852,000
3.125% due 02/15/42	8,000,000	8,902,968
3.125% due 02/15/43	1,900,000	2,105,846
3.125% due 08/15/44	49,900,000	55,233,062
3.375% due 05/15/44 ‡	22,600,000	26,213,785
4.250% due 05/15/39	26,900,000	35,626,225
4.375% due 11/15/39	30,300,000	40,804,980
4.375% due 05/15/40	3,700,000	4,981,488
4.500% due 08/15/39	11,100,000	15,211,773
4.625% due 02/15/40	5,500,000	7,664,124

		450,729,236

U.S. Treasury Inflation Protected Securities - 17.8%

0.125% due 04/15/17 ^ ‡	11,577,633	11,714,284
0.125% due 04/15/20 ^ ‡	1,315,119	1,343,853
0.125% due 01/15/22 ^	91,794,712	93,278,574
0.125% due 07/15/22 ^ ‡	33,377,832	34,004,100
0.125% due 07/15/24 ^	55,173,916	55,441,896
0.375% due 07/15/25 ^	18,481,315	18,902,800
0.625% due 07/15/21 ^ ‡	9,670,212	10,161,846
0.625% due 01/15/26 ^	7,976,160	8,347,546
0.750% due 02/15/42 ^	3,984,034	3,877,999
0.750% due 02/15/45 ^	14,386,372	13,959,082
1.375% due 02/15/44 ^	2,947,850	3,308,788
1.750% due 01/15/28 ^	76,106,448	88,372,143
2.000% due 01/15/26 ^	27,572,160	32,325,849
2.375% due 01/15/25 ^	50,900,400	60,687,783
2.375% due 01/15/27 ^	21,732,690	26,582,231
2.500% due 01/15/29 ^	64,991,438	81,767,353
3.625% due 04/15/28 ^	878,832	1,212,004
3.875% due 04/15/29 ^	7,205,400	10,331,866

		555,619,997

U.S. Treasury Notes - 4.2%

2.250% due 11/15/24 ‡	41,400,000	43,189,432
2.375% due 08/15/24 ‡	23,000,000	24,236,710
2.500% due 05/15/24	42,900,000	45,643,240
2.750% due 02/15/24 ‡	15,500,000	16,792,375

		129,861,757

Total U.S. Treasury Obligations (Cost $1,104,732,017)		1,136,210,990

FOREIGN GOVERNMENT BONDS & NOTES - 4.2%

Brazil Letras do Tesouro Nacional (Brazil) 14.012% due 07/01/16	BRL 171,600,000	46,172,720
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,555,018
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 150,500,000	9,627,831
8.500% due 12/13/18	220,000,000	13,934,931
Province of Ontario (Canada)
1.650% due 09/27/19	$17,200,000	17,253,251
3.150% due 06/02/22	CAD 11,300,000	9,471,641
4.000% due 06/02/21	16,300,000	14,150,722
4.400% due 04/14/20	$2,400,000	2,662,466

	Principal Amount	Value
Province of Quebec (Canada)
2.750% due 08/25/21	$3,600,000	$3,776,684
3.500% due 07/29/20	2,400,000	2,588,273
3.500% due 12/01/22	CAD 1,900,000	1,626,985
4.250% due 12/01/21	7,500,000	6,631,646

Total Foreign Government Bonds & Notes (Cost $136,725,031)		129,452,168

MUNICIPAL BONDS - 4.7%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,999,222
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,129,131
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,333,532
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,669,232
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,112,059
City of Chicago IL ‘B’
5.630% due 01/01/22	3,500,000	3,530,170
7.750% due 01/01/42	5,600,000	5,588,688
City of Los Angeles CA Wastewater Systems Revenue ‘A’ 5.713% due 06/01/39	1,600,000	1,976,784
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	1,700,000	2,525,095
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	369,228
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	16,000,000	19,108,800
Municipal Electric Authority of Georgia 6.655% due 04/01/57	7,300,000	8,924,323
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,478,630
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,878,064
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,601,270
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	45,819,690
State of California
7.600% due 11/01/40	3,100,000	4,823,011
7.950% due 03/01/36	1,200,000	1,456,980
State of Iowa 6.750% due 06/01/34	1,000,000	1,133,260
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,395,000	7,533,001
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	7,400,000	9,571,382

Total Municipal Bonds (Cost $122,745,977)		145,561,552

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments)
(Cost $5,400,330)		2,157,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.1%

Commercial Paper - 0.8%

AutoNation Inc 1.300% due 04/18/16	$3,100,000	$3,098,954
ENI Finance USA Inc (Italy) 1.280% due 06/02/16 ~	3,500,000	3,496,631
Entergy Corp 1.130% due 04/05/16 ~	4,300,000	4,299,630
Exelon Generation Co LLC 1.025% due 04/05/16 ~	2,000,000	1,999,878
Hyundai Capital America (South Korea) 0.920% due 04/12/16 ~	13,500,000	13,497,944

		26,393,037

Foreign Government Issue - 0.2%

Mexico Cetes (Mexico) 3.620% due 05/26/16	MXN 79,000,000	4,547,616

U.S. Government Agency Issue - 0.0%

Federal Home Loan Bank 0.265% due 04/20/16	$1,100,000	1,099,883

U.S. Treasury Bills - 0.3%

0.081% due 04/28/16	381,000	380,977
0.193% due 04/14/16 ‡	1,020,000	1,019,961
0.213% due 04/07/16 ‡	5,780,000	5,779,902
0.256% due 04/07/16	261,000	260,996
0.259% due 04/07/16	993,000	992,983
0.259% due 04/21/16 ‡	503,000	502,969
0.264% due 04/07/16	793,000	792,986
0.289% due 04/14/16 ‡	311,000	310,988

		10,041,762

Repurchase Agreements - 1.8%

Bank of America Corp 0.470% due 04/11/16 (Dated 03/28/16, repurchase price of $11,402,084; collateralized by U.S. Treasury Notes: 1.750% due 04/30/22 and value $11,827,479)	11,400,000	11,400,000
Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $3,261,078; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $3,331,224)	3,261,076	3,261,076
Royal Bank of Canada 0.470% due 04/01/16 (Dated 03/31/16, repurchase price of $41,100,537; collateralized by U.S. Treasury Bonds: 3.000% due 11/15/44 and value $42,267,067)	41,100,000	41,100,000

		55,761,076

Total Short-Term Investments (Cost $98,191,720)		97,843,374

TOTAL INVESTMENTS - 130.1% (Cost $3,982,943,026)		4,046,716,916

OTHER ASSETS & LIABILITIES, NET - (30.1%)		(937,334,171)

NET ASSETS - 100.0%		$3,109,382,745

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,840,373 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2016.

(b)	As of March 31, 2016, the amounts of $2,663,000 in cash and investments with a total aggregate value of $70,609,071 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the three-month ended March 31, 2016 was $1,056,000 at a weighted average interest rate of (0.200%). The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month ended March 31, 2016 was $2,170,849 at a weighted average interest rate of 0.643%.

(d)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Canadian Bankers Acceptance (06/16)	265	($71,553)
Canadian Bankers Acceptance (09/16)	366	(23,556)
Euro-Bund (06/16)	9	12,269
U.S. Treasury 5-Year Notes (06/16)	6,332	1,499,300
U.S. Treasury 10-Year Notes (06/16)	545	484,889
U.S. Treasury Long Bonds (06/16)	1,169	(699,376)

		1,201,973

Short Futures Outstanding
90-Day LIBOR Sterling (09/17)	334	(288,382)
90-Day LIBOR Sterling (03/18)	1,757	(1,023,245)
90-Day LIBOR Sterling (06/18)	1,225	261,424
Canada 10-Year Bonds (06/16)	230	221,021
Euro-Bund (04/16)	517	(12,960)
Euro-Bund (04/16)	864	312,930
Euro-Bund (05/16)	99	(81,251)
Euro-Bund (05/16)	196	11,099
Eurodollar (03/17)	1,748	(3,600,994)
Eurodollar (12/17)	526	(395,077)
Eurodollar (03/18)	2,404	(4,934,415)
Eurodollar (06/18)	355	(308,272)
Eurodollar (09/18)	2,299	(1,201,875)
Eurodollar (12/18)	650	(372,016)
United Kingdom Gilt (06/16)	68	(39,628)

		(11,451,641)

Total Futures Contracts		($10,249,668)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(e)	A reverse repurchase agreement outstanding as of March 31, 2016 was as follows:

Counter- party	Collateral Pledged	Interest Rate		Trade Date	Maturity Date (1)	Repurchase Amount (1)	Principal Amount	Value
BRC	CSN Islands XI Corp 6.875% due 09/21/19	(2.000%	)	11/23/15	N/A	N/A	$1,056,000	($1,056,000)

(1)	The reverse repurchase agreement has an open maturity date and can be terminated at any time by either party.

(f)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	268,500,000	USD	67,352,314	04/16	BNP	$7,321,250
BRL	73,903,773	USD	20,765,903	04/16	CIT	(212,242)
BRL	61,803,773	USD	16,979,058	04/16	CIT	209,426
BRL	61,803,773	USD	16,824,220	04/16	CSF	364,264
BRL	83,442,241	USD	20,857,171	04/16	GSC	2,349,270
BRL	110,967,439	USD	31,180,263	04/16	HSB	(318,684)
BRL	170,400,000	USD	47,879,963	04/16	MSC	(489,366)
BRL	110,967,439	USD	30,572,911	05/16	HSB	43,184
BRL	87,400,000	USD	22,381,562	07/16	JPM	1,318,847
BRL	1,390,702	USD	403,980	01/18	JPM	(76,965)
CAD	3,263,000	USD	2,496,297	04/16	BNP	16,143
CAD	41,821,083	USD	31,667,409	04/16	CIT	533,936
CAD	56,668,000	USD	41,844,696	04/16	JPM	1,788,460
CNY	18,399,083	USD	2,699,000	09/16	CIT	117,848
CNY	1,551,318	USD	227,000	09/16	UBS	10,502
CNY	19,950,401	USD	2,936,906	10/16	GSC	114,286
CNY	11,113,382	USD	1,663,057	10/16	SCB	36,610
CNY	62,442,157	USD	9,143,719	12/16	BNP	365,707
CNY	106,755,703	USD	15,640,514	12/16	DUB	616,658
DKK	32,038,000	USD	4,815,572	05/16	UBS	82,374
EUR	9,728,000	USD	10,897,965	05/16	BOA	184,443
EUR	15,727,000	USD	17,887,681	05/16	CIT	28,954
EUR	1,946,000	USD	2,207,608	05/16	JPM	9,329
EUR	84,182,000	USD	93,689,094	05/16	SCB	2,213,377
EUR	13,145,000	USD	14,651,049	05/16	UBS	324,100
EUR	2,104,000	USD	2,841,557	06/16	BOA	(442,324)
EUR	6,656,000	USD	8,996,250	06/16	DUB	(1,406,280)
GBP	20,469,000	USD	28,840,425	04/16	GSC	558,160
GBP	1,144,000	USD	1,636,279	04/16	JPM	6,790
INR	16,298,370	USD	239,119	05/16	CIT	5,161
JPY	6,531,686,408	USD	57,713,331	05/16	JPM	386,221
JPY	1,409,968,000	USD	12,522,298	05/16	MSC	19,411
JPY	5,035,100,000	USD	44,826,762	05/16	UBS	(39,392)
KRW	1,164,890,000	USD	950,000	05/16	BOA	65,563
KRW	1,345,247,500	USD	1,115,000	05/16	CIT	57,801
KRW	351,600,000	USD	293,000	05/16	HSB	13,529
KRW	8,971,296,880	USD	7,404,956	05/16	JPM	416,315
MXN	12,558,000	USD	727,094	05/16	BRC	(3,258)
MXN	361,374,000	USD	20,255,283	05/16	BRC	574,107
MXN	163,474,000	USD	9,161,441	05/16	CIT	261,107
MXN	37,340,000	USD	2,086,299	05/16	SGN	65,957
MYR	12,710,708	USD	2,980,000	05/16	BRC	297,953
MYR	8,215,013	USD	1,975,000	05/16	CIT	143,562
MYR	26,112,636	USD	6,039,000	05/16	DUB	695,163
MYR	51,982,284	USD	11,991,024	05/16	HSB	1,414,639
MYR	18,238,984	USD	4,367,000	05/16	JPM	336,634
MYR	24,997,241	USD	5,827,000	05/16	SCB	619,515
MYR	16,231,186	USD	3,784,000	05/16	SGN	401,845
MYR	39,509,648	USD	9,290,000	05/16	UBS	899,106
RUB	362,708,774	USD	4,960,798	04/16	DUB	420,677
RUB	1,574,250,611	USD	21,715,000	04/16	MSC	1,642,008
RUB	1,531,585,986	USD	21,634,862	06/16	MSC	754,612
THB	36,788,140	USD	1,009,000	05/16	BOA	35,490
THB	9,010,900	USD	251,000	05/16	CIT	4,838
THB	47,280,450	USD	1,295,000	05/16	GSC	47,387
THB	516,977,050	USD	14,429,513	05/16	JPM	248,509
THB	65,660,868	USD	1,834,000	05/16	SCB	30,245
TWD	99,952,930	USD	2,981,000	05/16	BOA	128,670
TWD	63,350,740	USD	1,886,000	05/16	CIT	84,927
TWD	33,514,650	USD	1,011,000	05/16	CSF	31,686

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
TWD	333,838,665	USD	9,909,000	05/16	JPM	$477,171
TWD	201,544,910	USD	6,022,176	05/16	SCB	248,158
USD	4,282,634	AUD	6,102,000	05/16	CIT	(386,472)
USD	75,444,660	BRL	268,500,000	04/16	BNP	771,096
USD	16,974,395	BRL	61,803,773	04/16	CIT	(214,089)
USD	22,128,534	BRL	73,903,773	04/16	CIT	1,574,873
USD	10,119,000	BRL	42,074,802	04/16	CSF	(1,582,584)
USD	5,497,285	BRL	19,728,971	04/16	CSF	10,385
USD	23,446,076	BRL	83,442,241	04/16	GSC	239,635
USD	30,798,623	BRL	110,967,439	04/16	HSB	(62,957)
USD	47,176,080	BRL	170,400,000	04/16	MSC	(214,517)
USD	16,714,112	BRL	61,803,773	05/16	CSF	(337,648)
USD	22,664,942	BRL	87,600,000	07/16	JPM	(1,089,702)
USD	33,514,212	BRL	129,700,000	07/16	MSC	(1,697,919)
USD	10,804,508	BRL	41,700,000	07/16	UBS	(503,353)
USD	13,010,499	BRL	49,567,841	10/16	DUB	(74,302)
USD	406,757	BRL	1,390,702	01/18	BNP	79,741
USD	67,714,074	CAD	93,651,083	04/16	CIT	(4,395,270)
USD	283,327	CAD	375,000	04/16	GSC	(5,415)
USD	5,693,786	CAD	7,478,000	04/16	JPM	(64,116)
USD	187,097	CAD	248,000	04/16	UBS	(3,857)
USD	27,316,951	CAD	35,990,083	05/16	CIT	(395,661)
USD	3,877,614	CAD	5,055,000	05/16	JPM	(14,771)
USD	2,941,236	CNY	19,950,401	09/16	GSC	(113,115)
USD	9,191,478	CNY	62,442,157	10/16	BNP	(358,354)
USD	9,538,000	CNY	63,375,241	12/16	HSB	(112,288)
USD	15,906,000	CNY	105,822,618	12/16	MSC	(210,309)
USD	24,934,922	EUR	22,461,000	05/16	BOA	(653,273)
USD	68,187,405	EUR	61,730,000	05/16	CIT	(2,137,125)
USD	18,486,063	EUR	16,606,000	05/16	GSC	(431,953)
USD	10,657,110	EUR	9,710,000	05/16	JPM	(404,792)
USD	89,392,478	EUR	65,281,000	06/16	BOA	14,944,753
USD	18,290,915	EUR	13,302,000	06/16	BRC	3,115,187
USD	26,025,754	EUR	19,008,000	06/16	DUB	4,350,552
USD	30,081,406	GBP	21,613,000	04/16	SCB	(960,248)
USD	11,784,722	GBP	8,252,000	05/16	GSC	(68,243)
USD	34,921,686	JPY	3,955,300,000	05/16	CIT	(260,829)
USD	40,901,664	JPY	4,560,900,000	05/16	GSC	332,319
USD	3,843,952	JPY	436,100,000	05/16	JPM	(35,171)
USD	19,256,054	JPY	2,160,800,000	05/16	JPM	35,672
USD	56,988,137	JPY	6,474,200,000	05/16	UBS	(600,071)
USD	5,040,000	KRW	6,118,056,000	05/16	BOA	(293,786)
USD	2,293,000	KRW	2,769,944,000	05/16	BRC	(121,866)
USD	2,445,208	KRW	2,964,448,500	05/16	JPM	(139,229)
USD	29,984,462	MXN	534,151,320	05/16	BRC	(803,713)
USD	5,285,823	MXN	91,237,000	05/16	BRC	26,975
USD	17,507,905	MXN	307,497,000	05/16	CIT	(216,046)
USD	1,109,000	MXN	19,389,202	05/16	GSC	(8,582)
USD	4,684,874	MXN	76,658,591	05/16	GSC	268,649
USD	13,683,733	MYR	59,742,349	05/16	BNP	(1,723,165)
USD	6,470,889	MYR	28,543,091	05/16	CIT	(890,062)
USD	20,293,344	MYR	87,719,601	05/16	HSB	(2,328,581)
USD	523,000	MYR	2,307,738	05/16	SCB	(72,140)
USD	5,024,057	MYR	20,959,167	05/16	UBS	(381,082)
USD	141,449	PHP	6,793,080	05/16	UBS	(6,037)
USD	3,254,171	RUB	245,919,460	04/16	JPM	(394,513)
USD	21,980,281	RUB	1,531,585,986	04/16	MSC	(743,715)
USD	2,038,597	RUB	159,453,939	04/16	SGN	(327,206)
USD	17,830,663	RUB	1,374,610,367	05/16	JPM	(2,388,156)
USD	3,842,000	RUB	275,661,065	05/16	SGN	(212,633)
USD	13,470	SGD	19,000	05/16	BOA	(624)
USD	14,257,110	THB	507,838,257	05/16	DUB	(161,443)
USD	4,781,519	THB	174,238,538	05/16	UBS	(165,465)
USD	198,660	TRY	583,000	05/16	JPM	(5,557)
USD	4,736,180	TWD	159,230,380	05/16	GSC	(217,691)
USD	6,637,996	TWD	222,372,870	05/16	HSB	(280,324)
USD	10,822,428	TWD	357,573,010	05/16	JPM	(302,151)

Total Forward Foreign Currency Contracts						$22,631,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(g)	Purchased options outstanding as of March 31, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	$35,700,000	$506,940	$684,733

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/12/16	MSC	16,800,000	537,600	129
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/23/16	MSC	39,000,000	1,102,720	963
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.150%	07/05/16	GSC	269,100,000	87,458	24,919
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	CIT	416,300,000	154,110	16,777
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	GSC	658,800,000	239,913	26,550
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	MSC	178,200,000	61,479	7,181
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	16,100,000	1,587,800	841,378
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	293,280
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	254,493

							4,885,472	1,465,670

							$5,392,412	$2,150,403

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (06/16)	$111.50	05/20/16	CME	925	$7,918	$7,227

Total Purchased Options					$5,400,330	$2,157,630

(h)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in AUD	Premium
Outstanding, December 31, 2015	-	1,637,900,000	35,700,000	-	$9,515,945
Call Options Written	1,378	306,000,000	120,600,000	26,800,000	3,641,260
Put Options Written	3,038	351,400,000	114,300,000	33,900,000	3,179,535
Call Options Exercised	(212)	(52,600,000)	(17,800,000)	-	(674,992)
Put Options Exercised	(1,288)	(13,300,000)	-	-	(677,897)
Call Options Expired	(953)	(375,900,000)	(24,000,000)	-	(2,570,656)
Put Options Expired	(1,214)	(224,100,000)	(35,700,000)	(33,900,000)	(1,666,478)
Call Options Closed	-	(334,700,000)	-	-	(810,247)
Put Options Closed	-	(41,400,000)	-	-	(346,571)

Outstanding, March 31, 2016	749	1,253,300,000	193,100,000	26,800,000	$9,589,899

(i)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe 24 5Y	1.200%	04/20/16	BRC	EUR 21,900,000	$63,334	($301)
Put - iTraxx Europe 24 5Y	1.300%	04/20/16	BNP	32,500,000	90,195	(132)
Put - iTraxx Europe 24 5Y	1.300%	04/20/16	GSC	10,600,000	26,775	(43)

					$180,304	($476)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - AUD versus USD	$0.74	04/01/16	CIT	AUD 10,700,000	$36,225	($246,801)
Call - CAD versus USD	CAD 1.37	04/01/16	GSC	$5,900,000	33,789	(6)
Call - CAD versus USD	1.37	04/01/16	HSB	7,400,000	41,255	(7)
Call - AUD versus USD	$0.74	04/04/16	BOA	AUD 6,300,000	25,684	(167,242)
Call - AUD versus USD	0.74	04/04/16	HSB	3,600,000	14,718	(84,835)
Call - MXN versus USD	MXN 18.30	04/14/16	CSF	$7,800,000	55,575	(3,276)
Call - MXN versus USD	18.20	04/20/16	GSC	9,600,000	130,080	(10,656)
Call - AUD versus USD	$0.75	04/21/16	BRC	AUD 6,200,000	30,372	(143,923)
Call - CAD versus USD	CAD 1.37	04/21/16	CIT	$11,800,000	60,416	(4,390)
Call - EUR versus USD	$1.14	04/28/16	UBS	EUR 29,400,000	208,997	(358,596)
Call - EUR versus USD	1.13	04/29/16	UBS	9,900,000	69,932	(192,928)
Call - MXN versus USD	MXN 18.45	04/29/16	GSC	$9,700,000	128,525	(12,707)
Call - EUR versus USD	$1.13	05/04/16	JPM	EUR 19,500,000	140,218	(381,740)
Call - MXN versus USD	MXN 18.25	05/05/16	GSC	$11,100,000	156,510	(31,280)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 18.30	05/05/16	JPM	$10,800,000	$131,760	($27,724)
Call - MXN versus USD	18.55	05/13/16	GSC	1,200,000	12,420	(2,912)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	7,100,000	305,122	(195,534)
Call - BRL versus USD	BRL 6.30	01/11/18	CSF	8,900,000	473,925	(268,460)

					2,055,523	(2,133,017)

Put - CAD versus USD	CAD 1.34	04/05/16	MSC	11,600,000	73,312	(368,022)
Put - MXN versus USD	MXN 18.20	04/05/16	GSC	12,000,000	97,200	(641,052)
Put - MXN versus USD	18.20	04/14/16	CSF	8,100,000	75,128	(428,231)
Put - MXN versus USD	17.80	04/15/16	CIT	2,600,000	28,907	(81,697)
Put - EUR versus USD	$1.10	04/28/16	UBS	EUR 29,300,000	142,151	(37,041)
Put - JPY versus USD	JPY 80.00	02/18/19	BOA	$500,000	27,925	(6,645)

					444,623	(1,562,688)

					$2,500,146	($3,695,705)

Inflation Floor/Cap Options
Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($639)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(1,764)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(4,843)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(2,699)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(2,968)

						$659,650	($12,913)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.400%	06/14/16	BNP	EUR 6,400,000	$22,730	($22,932)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.450%	06/15/16	CIT	11,100,000	37,604	(57,568)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.450%	06/15/16	GSC	2,500,000	9,580	(12,966)
Call - 3-Year 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.450%	06/24/16	BOA	$102,000,000	183,600	(222,748)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	35,700,000	185,640	(243,024)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(432,709)

							762,239	(991,947)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.015%	04/11/16	JPM	21,100,000	69,102	(169)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.975%	04/15/16	CIT	23,700,000	74,063	(2,960)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.870%	04/18/16	BOA	46,100,000	150,978	(33,773)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.000%	04/25/16	MSC	43,100,000	270,452	(13,701)
Put - 2-Year 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/12/16	MSC	159,400,000	536,926	(32)
Put - 2-Year 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/23/16	MSC	371,100,000	1,159,636	(334)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.900%	06/14/16	BNP	EUR 6,400,000	28,412	(13,404)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.950%	06/15/16	CIT	11,100,000	44,694	(18,337)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.950%	06/15/16	GSC	2,500,000	9,025	(4,130)
Put - 3-Year 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.050%	06/24/16	BOA	$102,000,000	127,500	(65,994)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	48,100,000	1,120,191	(369,302)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(542,820)

							5,168,574	(1,064,956)

							$5,930,813	($2,056,903)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/16)	$130.00	04/22/16	CME	213	$119,555	($166,406)

Put - U.S. Treasury 10-Year Notes (05/16)	129.25	04/22/16	CME	209	68,326	(35,922)
Put - U.S. Treasury 10-Year Notes (05/16)	129.50	04/22/16	CME	327	131,105	(71,531)

					199,431	(107,453)

					$318,986	($273,859)

Total Written Options					$9,589,899	($6,039,856)

(j)	Swap agreements outstanding as of March 31, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	06/20/16	CIT	0.289%	$6,200,000	$11,793	($13,370)	$25,163
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.243%	10,000,000	20,049	175,127	(155,078)
Mexico Government	1.000%	09/20/16	GSC	0.289%	2,300,000	8,529	(11,064)	19,593
Mexico Government	1.000%	09/20/16	HSB	0.289%	400,000	1,483	2,214	(731)
Mexico Government	1.000%	09/20/16	JPM	0.289%	400,000	1,483	2,306	(823)
Mexico Government	1.000%	09/20/16	MSC	0.289%	4,600,000	17,059	(20,427)	37,486
Mexico Government	1.000%	09/20/16	UBS	0.289%	1,200,000	4,450	(5,265)	9,715
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.734%	EUR 3,200,000	8,199	(23,180)	31,379
Brazilian Government	1.000%	12/20/16	DUB	0.629%	$6,400,000	19,245	(81,140)	100,385
Mexico Government	1.000%	12/20/16	HSB	0.323%	300,000	1,572	2,930	(1,358)
Mexico Government	1.000%	12/20/16	JPM	0.323%	1,400,000	7,337	18,897	(11,560)
Brazilian Government	1.000%	03/20/17	BOA	0.778%	900,000	2,219	(9,607)	11,826
Volkswagen International Finance NV	1.000%	03/20/17	CIT	0.834%	EUR 3,600,000	7,905	39,569	(31,664)
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.285%	$2,300,000	20,866	52,367	(31,501)
Mexico Government	1.000%	06/20/17	GSC	0.448%	300,000	2,122	(2,793)	4,915
Volkswagen International Finance NV	1.000%	12/20/17	BNP	1.033%	EUR 7,200,000	(2,155)	(137,744)	135,589
Petrobras Global Finance BV	1.000%	06/20/18	BNP	7.687%	$800,000	(108,345)	(115,723)	7,378
Chesapeake Energy Corp	5.000%	09/20/18	GSC	34.026%	1,800,000	(853,876)	(177,750)	(676,126)
Petrobras Global Finance BV	1.000%	12/20/19	BNP	8.757%	1,900,000	(453,363)	(189,451)	(263,912)
Petrobras Global Finance BV	1.000%	12/20/19	GSC	8.757%	1,500,000	(357,918)	(161,572)	(196,346)
Petrobras Global Finance BV	1.000%	12/20/19	MSC	8.757%	2,200,000	(524,947)	(203,609)	(321,338)
Petrobras Global Finance BV	1.000%	03/20/20	HSB	8.897%	1,500,000	(382,197)	(273,727)	(108,470)
Mexico Government	1.000%	09/20/20	BOA	1.383%	1,800,000	(29,101)	(40,165)	11,064
Mexico Government	1.000%	09/20/20	CIT	1.383%	15,000,000	(242,512)	(337,398)	94,886
The Goldman Sachs Group Inc	1.000%	09/20/20	CIT	0.961%	7,000,000	13,786	27,399	(13,613)
Mexico Government	1.000%	09/20/20	GSC	1.383%	12,300,000	(198,860)	(275,035)	76,175
Mexico Government	1.000%	12/20/20	BRC	1.454%	4,300,000	(86,948)	(160,158)	73,210
Tesco PLC	1.000%	12/20/20	BRC	2.589%	EUR 5,000,000	(401,435)	(482,177)	80,742
Devon Energy Corp	1.000%	12/20/20	CIT	5.205%	$3,000,000	(502,969)	(480,128)	(22,841)
Mexico Government	1.000%	12/20/20	GSC	1.454%	5,700,000	(115,257)	(198,855)	83,598
Morgan Stanley	1.000%	12/20/20	GSC	0.987%	4,100,000	3,755	(15,070)	18,825
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.674%	11,100,000	186,439	155,640	30,799

						($3,921,592)	($2,938,959)	($982,633)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$3,761,546	$32,940	$-	$32,940
CMBX NA AAA 7	0.500%	01/17/47	MSC	18,700,000	(580,516)	(829,629)	249,113
CMBX NA AAA 3	0.080%	12/13/49	MSC	14,352,544	(53,599)	(98,674)	45,075
CMBX NA AAA 8	0.500%	10/17/57	GSC	15,500,000	(696,398)	(808,129)	111,731
CMBX NA AAA 8	0.500%	10/17/57	MER	7,000,000	(314,502)	(488,624)	174,122
CMBX NA BBB 6	3.000%	05/11/63	MER	8,800,000	(537,621)	(722,704)	185,083

					(2,149,696)	(2,947,760)	798,064

			Exchange
CDX HY 24 5Y	5.000%	06/20/20	ICE	1,881,000	100,780	18,810	81,970

					($2,048,916)	($2,928,950)	$880,034

					($5,970,508)	($5,867,909)	($102,599)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	4.060%	08/24/16	MXN 1,632,600,000	($52,341)	$177,720	($230,061)
28-Day MXN TIIE	CME	4.388%	07/28/17	307,600,000	(19,723)	-	(19,723)
28-Day MXN TIIE	CME	5.700%	01/18/19	103,000,000	148,565	249,280	(100,715)
28-Day MXN TIIE	CME	5.010%	10/10/19	38,500,000	4,675	26,871	(22,196)
28-Day MXN TIIE	CME	5.270%	02/05/20	627,300,000	318,181	(186,653)	504,834
28-Day MXN TIIE	CME	5.615%	06/02/20	291,100,000	332,741	164,612	168,129
28-Day MXN TIIE	CME	5.535%	06/11/20	109,400,000	101,798	76,122	25,676
28-Day MXN TIIE	CME	6.960%	07/27/20	302,900,000	1,293,106	1,201,018	92,088
28-Day MXN TIIE	CME	5.495%	09/22/20	203,800,000	153,067	-	153,067
28-Day MXN TIIE	CME	5.310%	10/22/20	366,700,000	93,365	69,277	24,088
3-Month USD-LIBOR	CME	1.500%	02/02/21	$18,000,000	303,750	162,000	141,750
28-Day MXN TIIE	CME	5.095%	02/05/21	MXN 169,900,000	(77,284)	8,860	(86,144)
28-Day MXN TIIE	CME	5.370%	02/19/21	193,900,000	41,443	-	41,443
28-Day MXN TIIE	CME	5.840%	09/14/21	331,200,000	422,222	891,710	(469,488)
28-Day MXN TIIE	CME	5.608%	10/08/21	63,900,000	36,764	(54,371)	91,135
28-Day MXN TIIE	CME	5.430%	11/17/21	681,600,000	(29,976)	(262,167)	232,191
28-Day MXN TIIE	CME	5.920%	12/08/21	22,800,000	32,151	-	32,151
28-Day MXN TIIE	CME	5.795%	12/10/21	100,000	103	95	8
28-Day MXN TIIE	CME	5.850%	12/21/21	91,100,000	104,374	250,283	(145,909)
28-Day MXN TIIE	CME	5.375%	01/07/22	201,100,000	(58,397)	81,047	(139,444)
28-Day MXN TIIE	CME	6.000%	06/07/22	384,300,000	541,384	111,929	429,455
28-Day MXN TIIE	CME	5.940%	07/13/22	45,800,000	56,421	6,593	49,828
28-Day MXN TIIE	CME	5.500%	09/02/22	97,000,000	(35,050)	(180,330)	145,280
28-Day MXN TIIE	CME	5.975%	09/16/22	192,900,000	238,280	-	238,280
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	625,749	(81,916)	707,665
28-Day MXN TIIE	CME	5.825%	01/12/23	MXN 471,700,000	259,549	179,620	79,929
28-Day MXN TIIE	CME	6.530%	06/05/25	129,400,000	310,180	98,920	211,260
28-Day MXN TIIE	CME	5.990%	01/30/26	20,200,000	(5,807)	5,669	(11,476)

					$5,139,290	$2,996,189	$2,143,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	BOA	0.400%	09/25/16	$6,500,000	$17,392	$-	$17,392

	Exchange
1-Day USD-Federal Funds	CME	0.500%	06/17/16	65,600,000	(168,059)	(71,504)	(96,555)
6-Month GBP-LIBOR	CME	1.500%	12/16/17	GBP 68,600,000	(1,430,561)	(153,872)	(1,276,689)
6-Month GBP-LIBOR	CME	1.000%	06/15/18	22,700,000	(122,901)	80,184	(203,085)
6-Month GBP-LIBOR	CME	1.000%	09/21/18	121,900,000	(562,271)	(184,310)	(377,961)
6-Month GBP-LIBOR	CME	1.250%	09/21/18	40,700,000	(477,829)	(315,101)	(162,728)
6-Month GBP-LIBOR	CME	1.500%	09/21/18	12,800,000	(241,510)	(20,845)	(220,665)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	(2,952,088)	(350,742)	(2,601,346)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	65,300,000	(2,926,395)	283,499	(3,209,894)
3-Month USD-LIBOR	CME	2.000%	06/15/21	54,400,000	(2,021,445)	(1,837,411)	(184,034)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	91,400,000	(3,436,139)	(3,108,400)	(327,739)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	173,100,000	(10,972,796)	32,270	(11,005,066)
3-Month CAD-LIBOR	CME	2.700%	12/19/24	CAD 9,700,000	(879,317)	(667,273)	(212,044)
3-Month USD-LIBOR	CME	2.350%	08/05/25	$39,700,000	(2,691,201)	(222,320)	(2,468,881)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	22,800,000	(1,994,354)	(149,193)	(1,845,161)
3-Month USD-LIBOR	CME	2.250%	06/15/26	11,100,000	(573,773)	37,209	(610,982)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	57,400,000	(3,064,914)	13,037	(3,077,951)
3-Month USD-LIBOR	CME	2.750%	12/16/45	227,900,000	(32,985,988)	12,578,725	(45,564,713)
3-Month USD-LIBOR	CME	2.500%	06/15/46	11,300,000	(846,058)	(486,643)	(359,415)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	27,000,000	(2,192,011)	(1,581,139)	(610,872)

					(70,539,610)	3,876,171	(74,415,781)

					($70,522,218)	$3,876,171	($74,398,389)

					($65,382,928)	$6,872,360	($72,255,288)

Total Swap Agreements					($71,353,436)	$1,004,451	($72,357,887)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$914,067,400	$-	$914,067,011	$389
	Senior Loan Notes	9,687,572	-	9,687,572	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	145,814,176	-	145,814,176	-
	Collateralized Mortgage Obligations - Residential	187,755,305	-	172,811,856	14,943,449
	Fannie Mae	916,362,055	-	916,362,055	-
	Federal Housing Authority	77,909	-	-	77,909
	Freddie Mac	90,310,832	-	90,310,832	-
	Government National Mortgage Association	58,161,845	-	58,161,845	-

	Total Mortgage-Backed Securities	1,398,482,122	-	1,383,460,764	15,021,358

	Asset-Backed Securities	196,382,323	-	196,382,323	-
	U.S. Government Agency Issues	16,871,785	-	16,871,785	-
	U.S. Treasury Obligations	1,136,210,990	-	1,136,210,990	-
	Foreign Government Bonds & Notes	129,452,168	-	129,452,168	-
	Municipal Bonds	145,561,552	-	145,561,552	-
	Short-Term Investments	97,843,374	-	97,843,374	-
	Derivatives:
	Credit Contracts
	Swaps	472,011	-	472,011	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	55,191,722	-	55,191,722	-
	Interest Rate Contracts
	Futures	2,802,932	2,802,932	-	-
	Purchased Options	2,157,630	7,227	2,150,403	-
	Swaps	5,435,260	-	5,435,260	-

	Total Interest Rate Contracts	10,395,822	2,810,159	7,585,663	-

	Total Assets - Derivatives	66,059,555	2,810,159	63,249,396	-

	Total Assets	4,110,618,841	2,810,159	4,092,786,935	15,021,747

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(476)	-	(476)	-
	Swaps	(6,442,519)	-	(6,442,519)	-

	Total Credit Contracts	(6,442,995)	-	(6,442,995)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(32,560,682)	-	(32,560,682)	-
	Written Options	(3,695,705)	-	(3,695,705)	-

	Total Foreign Currency Contracts	(36,256,387)	-	(36,256,387)	-

	Interest Rate Contracts
	Futures	(13,052,600)	(13,052,600)	-	-
	Written Options	(2,343,675)	(273,859)	(2,069,816)	-
	Swaps	(70,818,188)	-	(70,818,188)	-

	Total Interest Rate Contracts	(86,214,463)	(13,326,459)	(72,888,004)	-

	Total Liabilities - Derivatives	(128,913,845)	(13,326,459)	(115,587,386)	-

	Total Liabilities	(128,913,845)	(13,326,459)	(115,587,386)	-

	Total	$3,981,704,996	($10,516,300)	$3,977,199,549	$15,021,747

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($1,056,000)	$-	($1,056,000)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.0%

Consumer Discretionary - 4.9%

AutoZone Inc 1.300% due 01/13/17	$1,970,000	$1,976,860
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,833,739
CCO Safari II LLC 3.579% due 07/23/20 ~	1,940,000	1,984,674
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	2,940,000	3,006,018
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,881,107
Dollar Tree Inc 5.250% due 03/01/20 ~	1,775,000	1,865,969
General Motors Co 3.500% due 10/02/18	1,905,000	1,951,476
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,188,312
Hyatt Hotels Corp 3.875% due 08/15/16	750,000	755,558
Lowe’s Cos Inc 1.232% due 09/14/18 §	740,000	744,606
McDonald’s Corp 2.100% due 12/07/18	625,000	638,200
Newell Rubbermaid Inc 2.050% due 12/01/17	1,205,000	1,209,239
2.150% due 10/15/18	1,455,000	1,456,125
2.600% due 03/29/19	3,285,000	3,335,793
Omnicom Group Inc 5.900% due 04/15/16	3,645,000	3,649,939
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,515,019
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,097,346
Thomson Reuters Corp 1.300% due 02/23/17	3,645,000	3,639,292
1.650% due 09/29/17	3,370,000	3,375,658
Time Warner Cable Inc 5.850% due 05/01/17	1,020,000	1,063,616
8.250% due 04/01/19	2,280,000	2,656,590
Whirlpool Corp 1.350% due 03/01/17	1,185,000	1,184,956
Wyndham Worldwide Corp 2.950% due 03/01/17	2,095,000	2,115,355

		55,125,447

Consumer Staples - 1.8%

Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	4,430,000	4,495,936
Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,684,359
CVS Health Corp 1.900% due 07/20/18	4,600,000	4,670,389
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	2,000,000	2,006,878
2.050% due 07/20/18 ~	1,380,000	1,384,663
Mead Johnson Nutrition Co 3.000% due 11/15/20	605,000	622,638
Reynolds American Inc 2.300% due 06/12/18	1,770,000	1,806,544
Tyson Foods Inc 2.650% due 08/15/19	1,285,000	1,319,164
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	1,105,000	1,107,492

		20,098,063

	Principal Amount	Value
Energy - 7.0%

Anadarko Petroleum Corp 5.950% due 09/15/16	$1,250,000	$ 1,270,596
6.375% due 09/15/17	5,235,000	5,484,087
Cameron International Corp 1.150% due 12/15/16	850,000	849,815
1.400% due 06/15/17	2,875,000	2,841,469
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	455,000	469,176
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	3,235,000	3,247,613
3.125% due 01/20/20 ~	3,765,000	3,829,528
CNOOC Finance Ltd (China) 1.125% due 05/09/16	2,246,000	2,245,553
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,362,034
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,055,000	1,045,082
Concho Resources Inc 7.000% due 01/15/21	2,800,000	2,842,000
ConocoPhillips 5.200% due 05/15/18	300,000	317,510
ConocoPhillips Co 1.050% due 12/15/17	1,335,000	1,316,395
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	5,796,249
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,590,000
Energy Transfer Partners LP 6.125% due 02/15/17	755,000	773,511
6.700% due 07/01/18	2,460,000	2,582,651
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	746,201
Enterprise Products Operating LLC 1.650% due 05/07/18	2,235,000	2,228,297
2.550% due 10/15/19	1,115,000	1,115,530
Hess Corp 1.300% due 06/15/17	455,000	449,803
Kinder Morgan Energy Partners LP 6.000% due 02/01/17	690,000	710,566
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,236,430
Marathon Oil Corp 6.000% due 10/01/17	1,655,000	1,678,322
Murphy Oil Corp 2.500% due 12/01/17	6,560,000	6,153,109
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,484,387
ONEOK Partners LP 3.200% due 09/15/18	385,000	372,940
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,602,680
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	760,000	755,060
3.500% due 07/23/20	1,715,000	1,684,988
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	8,600,967
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	1,959,848
SESI LLC 6.375% due 05/01/19	2,965,000	2,416,475
7.125% due 12/15/21	2,895,000	2,192,963
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,858,590
Transocean Inc 5.800% due 12/15/16	1,740,000	1,741,305

		79,851,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Financials - 16.5%

Ally Financial Inc 3.250% due 11/05/18	$2,890,000	$2,849,540
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	1,010,000	1,033,026
American Express Co 1.208% due 05/22/18 §	4,765,000	4,734,971
Aon PLC 2.800% due 03/15/21	2,680,000	2,712,862
Bank of America Corp 1.700% due 08/25/17	3,230,000	3,235,730
2.000% due 01/11/18	1,375,000	1,381,408
5.650% due 05/01/18	1,740,000	1,868,986
6.400% due 08/28/17	5,010,000	5,327,313
6.875% due 04/25/18	1,295,000	1,422,797
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	4,655,000	4,911,332
BB&T Corp 1.494% due 06/15/18 §	2,360,000	2,359,835
BPCE SA (France) 1.625% due 01/26/18	2,915,000	2,914,263
Capital One NA 2.350% due 08/17/18	2,365,000	2,378,816
Citigroup Inc 1.550% due 08/14/17	2,520,000	2,520,567
1.700% due 04/27/18	550,000	548,363
1.800% due 02/05/18	4,815,000	4,815,120
1.850% due 11/24/17	780,000	782,140
Citizens Bank NA 2.500% due 03/14/19	2,440,000	2,466,071
CNO Financial Group Inc 4.500% due 05/30/20	700,000	715,750
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	4,378,000	4,386,830
Daimler Finance North America LLC (Germany) 2.375% due 08/01/18 ~	4,715,000	4,793,264
Discover Bank 2.000% due 02/21/18	250,000	248,844
7.000% due 04/15/20	5,550,000	6,318,719
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	400,000	407,196
Fidelity National Financial Inc 6.600% due 05/15/17	4,650,000	4,863,960
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,511,965
Ford Motor Credit Co LLC 1.684% due 09/08/17	575,000	572,866
3.000% due 06/12/17	5,985,000	6,066,133
General Motors Financial Co Inc 3.000% due 09/25/17	1,575,000	1,590,224
3.150% due 01/15/20	5,400,000	5,422,977
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	5,945,000	6,443,381
Hyundai Capital America (South Korea) 1.450% due 02/06/17 ~	5,585,000	5,579,711
2.500% due 03/18/19 ~	2,935,000	2,960,162
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,466,768
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,983,567
2.750% due 12/01/20	1,285,000	1,315,775
JPMorgan Chase & Co 2.000% due 08/15/17	6,185,000	6,247,636
McGraw Hill Financial Inc 2.500% due 08/15/18	510,000	517,162

	Principal Amount	Value
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	$1,185,000	$ 1,186,344
Morgan Stanley 1.469% due 01/24/19 §	8,065,000	8,010,126
1.899% due 04/25/18 §	4,020,000	4,046,914
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,365,993
New York Life Global Funding 1.550% due 11/02/18 ~	4,990,000	5,004,057
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	1,335,000	1,340,610
PACCAR Financial Corp 1.650% due 02/25/19	960,000	964,212
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,228,036
Regions Bank 7.500% due 05/15/18	1,228,000	1,354,047
Reinsurance Group of America Inc 5.625% due 03/15/17	2,165,000	2,246,276
6.450% due 11/15/19	390,000	438,331
Santander Bank NA 2.000% due 01/12/18	1,245,000	1,235,035
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,690,000	1,684,803
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	3,230,000	3,203,278
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,625,061
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	2,031,643
The Goldman Sachs Group Inc 2.750% due 09/15/20	780,000	792,911
2.900% due 07/19/18	1,165,000	1,193,026
6.150% due 04/01/18	2,250,000	2,435,470
6.250% due 09/01/17	4,510,000	4,802,216
The Huntington National Bank 2.200% due 11/06/18	2,420,000	2,431,856
Toyota Motor Credit Corp 1.550% due 07/13/18	2,145,000	2,165,538
Trinity Acquisition PLC (United Kingdom) 3.500% due 09/15/21	675,000	687,852
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,833,201
Ventas Realty LP REIT 1.550% due 09/26/16	1,990,000	1,992,440
2.000% due 02/15/18	1,945,000	1,948,561
4.000% due 04/30/19	230,000	241,527
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	1,730,000	1,718,400
WEA Finance LLC (Australia) 2.700% due 09/17/19 ~	2,071,000	2,087,193
3.250% due 10/05/20 ~	515,000	526,794
XLIT Ltd (Ireland) 2.300% due 12/15/18	2,795,000	2,806,348

		187,304,129

Health Care - 4.1%

AbbVie Inc 1.800% due 05/14/18	3,860,000	3,888,425
Actavis Funding SCS 2.350% due 03/12/18	4,695,000	4,752,331
Actavis Inc 1.875% due 10/01/17	4,950,000	4,973,290
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,043,520
Anthem Inc 2.300% due 07/15/18	2,010,000	2,034,023

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Baxalta Inc 2.000% due 06/22/18 ~	$ 400,000	$ 397,046
Biogen Inc 2.900% due 09/15/20	1,135,000	1,169,781
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,603,520
Catholic Health Initiatives 1.600% due 11/01/17	675,000	676,136
2.600% due 08/01/18	3,015,000	3,072,306
Celgene Corp 2.125% due 08/15/18	2,760,000	2,793,258
2.300% due 08/15/18	395,000	401,213
Express Scripts Holding Co 1.250% due 06/02/17	3,880,000	3,873,377
3.300% due 02/25/21	20,000	20,544
Gilead Sciences Inc 1.850% due 09/04/18	1,280,000	1,303,220
Humana Inc 7.200% due 06/15/18	689,000	766,529
Perrigo Co PLC 1.300% due 11/08/16	3,680,000	3,663,422
Perrigo Finance Unlimited Co 3.500% due 03/15/21	330,000	338,497
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,896,256
UnitedHealth Group Inc 1.700% due 02/15/19	2,580,000	2,602,949
1.900% due 07/16/18	2,245,000	2,281,196

		46,550,839

Industrials - 3.9%

ERAC USA Finance LLC 2.800% due 11/01/18 ~	470,000	477,589
GATX Corp 1.250% due 03/04/17	2,630,000	2,612,277
2.375% due 07/30/18	1,240,000	1,230,314
2.600% due 03/30/20	650,000	638,905
3.500% due 07/15/16	1,235,000	1,242,468
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	1,912,000	1,912,797
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,064,836
International Lease Finance Corp 2.584% due 06/15/16 §	4,265,000	4,269,188
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,008,293
Kansas City Southern 2.350% due 05/15/20 ~	3,075,000	3,024,189
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	2,645,000	2,632,362
2.875% due 07/17/18 ~	1,735,000	1,748,785
3.200% due 07/15/20 ~	1,670,000	1,673,178
3.750% due 05/11/17 ~	600,000	611,656
Roper Technologies Inc 1.850% due 11/15/17	1,100,000	1,101,498
3.000% due 12/15/20	390,000	399,070
Southwest Airlines Co 2.750% due 11/06/19	2,705,000	2,785,836
5.750% due 12/15/16	2,050,000	2,117,332
Stanley Black & Decker Inc 2.451% due 11/17/18	5,400,000	5,487,745
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,059,046

		44,097,364

	Principal Amount	Value
Information Technology - 3.3%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	$2,815,000	$2,846,247
Amphenol Corp 1.550% due 09/15/17	1,335,000	1,333,250
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	3,380,000	3,361,664
Apple Inc 1.700% due 02/22/19	1,360,000	1,381,583
Avnet Inc 6.625% due 09/15/16	1,110,000	1,135,615
Baidu Inc (China) 2.750% due 06/09/19	2,120,000	2,154,819
Cisco Systems Inc 1.400% due 02/28/18	1,365,000	1,377,704
1.600% due 02/28/19	1,500,000	1,522,596
Electronic Arts Inc 3.700% due 03/01/21	520,000	541,392
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,623,101
Harris Corp 1.999% due 04/27/18	920,000	918,907
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	4,595,000	4,627,114
Keysight Technologies Inc 3.300% due 10/30/19	9,425,000	9,499,608
Tencent Holdings Ltd (China) 2.000% due 05/02/17 ~	3,070,000	3,086,839
2.875% due 02/11/20 ~	1,565,000	1,592,945
Xerox Corp 2.950% due 03/15/17	800,000	805,032

		37,808,416

Materials - 1.4%

Anglo American Capital PLC (United Kingdom) 1.572% due 04/15/16 § ~	2,350,000	2,341,582
BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	2,535,000	2,537,533
INVISTA Finance LLC 4.250% due 10/15/19 ~	2,470,000	2,383,550
Kinross Gold Corp (Canada) 3.625% due 09/01/16	900,000	904,500
Martin Marietta Materials Inc 1.729% due 06/30/17 §	3,025,000	2,997,799
Rio Tinto Finance USA PLC (United Kingdom) 1.625% due 08/21/17	1,260,000	1,252,322
2.250% due 12/14/18	1,695,000	1,702,626
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	1,930,000	1,964,950

		16,084,862

Telecommunication Services - 2.6%

CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,313,301
SBA Tower Trust 2.240% due 04/15/43 ~	3,520,000	3,496,734
2.933% due 12/15/42 ~	10,900,000	10,859,119
3.598% due 04/15/43 ~	2,775,000	2,775,464
Verizon Communications Inc 3.650% due 09/14/18	2,745,000	2,891,781

		29,336,399

Utilities - 2.5%

Dominion Resources Inc 2.125% due 02/15/18 ~	2,960,000	2,963,456
Exelon Corp 1.550% due 06/09/17	1,695,000	1,692,913
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,914,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Monongahela Power Co 5.700% due 03/15/17 ~	$580,000	$601,956
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	760,000	765,096
NiSource Finance Corp 6.400% due 03/15/18	55,000	59,677
6.800% due 01/15/19	2,434,000	2,723,417
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	227,034
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,782,735
San Diego Gas & Electric Co 1.914% due 02/01/22	1,692,859	1,684,949
Southern Power Co 1.500% due 06/01/18	4,655,000	4,621,070
1.850% due 12/01/17	580,000	584,539
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	3,077,634
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	3,745,000	3,739,476

		28,438,508

Total Corporate Bonds & Notes (Cost $545,098,020)		544,695,757

MORTGAGE-BACKED SECURITIES - 23.6%

Collateralized Mortgage Obligations - Commercial - 9.5%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 " § ~	1,675,000	1,701,917
Banc of America Commercial Mortgage Trust 5.448% due 09/10/47 "	255,000	257,910
6.001% due 02/10/51 " §	210,000	218,090
Citigroup Commercial Mortgage Trust 1.353% due 02/10/48 "	2,454,863	2,446,310
1.392% due 07/10/47 "	1,389,497	1,386,780
1.485% due 10/10/47 "	606,167	605,698
1.637% due 06/10/48 "	1,513,462	1,508,306
1.643% due 09/10/58 "	786,424	783,488
Commercial Mortgage Trust 1.277% due 02/13/32 " § ~	1,720,000	1,686,042
1.324% due 11/10/47 "	1,603,614	1,595,604
1.415% due 08/10/47 "	2,740,436	2,733,168
1.442% due 07/15/47 "	2,052,080	2,048,701
1.445% due 12/10/47 "	2,363,253	2,361,911
1.494% due 12/10/47 "	707,267	706,779
1.569% due 03/10/48 "	696,063	697,445
1.604% due 10/10/48 "	1,163,198	1,166,195
1.667% due 07/10/50 "	1,054,136	1,056,863
3.221% due 10/10/53 "	2,855,000	3,002,901
CSAIL Commercial Mortgage Trust 1.454% due 06/15/57 "	4,121,873	4,110,559
1.684% due 04/15/50 "	737,987	738,636
1.717% due 08/15/48 "	1,487,838	1,490,172
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19 "	3,784,017	3,796,211
1.426% due 08/25/17 "	5,885,525	5,904,604
GS Mortgage Securities Trust 1.528% due 02/10/48 "	3,696,115	3,697,552
1.593% due 07/10/48 "	826,817	823,745
JPMBB Commercial Mortgage Securities Trust 1.414% due 02/15/48 "	3,094,368	3,072,401
1.445% due 10/15/48 "	3,933,390	3,908,480
1.451% due 09/15/47 "	1,681,357	1,675,184
1.539% due 11/15/47 "	550,280	547,192
1.596% due 01/15/48 "	6,031,316	6,007,383
1.626% due 05/15/48 "	691,261	689,418

	Principal Amount	Value
1.650% due 09/15/47 "	$1,425,137	$ 1,423,570
1.738% due 07/15/48 "	3,832,673	3,834,286
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,500,000	1,507,700
Morgan Stanley Bank of America Merrill Lynch Trust 1.551% due 08/15/47 "	3,121,614	3,114,817
1.573% due 12/15/47 "	4,129,709	4,122,840
1.686% due 10/15/47 "	1,705,732	1,707,170
1.706% due 05/15/48 "	1,419,644	1,427,379
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	1,058,138	1,064,181
5.731% due 07/12/44 " §	2,604,765	2,602,052
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47 "	4,981,276	4,972,410
1.454% due 02/15/48 "	2,860,067	2,846,579
1.471% due 04/15/50 "	2,760,583	2,750,375
1.531% due 05/15/48 "	1,199,408	1,196,322
1.568% due 12/15/47 "	778,188	778,613
1.730% due 02/15/48 "	5,467,389	5,474,947
3.020% due 07/15/58 "	2,675,000	2,783,229
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47 "	517,489	516,064
1.479% due 09/15/57 "	1,991,473	1,990,882
1.663% due 10/15/57 "	1,133,632	1,136,918

		107,675,979

Collateralized Mortgage Obligations - Residential - 5.4%

Bear Stearns Adjustable Rate Mortgage Trust 2.472% due 04/25/34 " §	179,024	177,365
3.226% due 11/25/34 " §	707,735	681,987
Bear Stearns ALT-A Trust 1.073% due 04/25/34 " §	437,212	419,333
Chase Mortgage Finance Trust 2.627% due 02/25/37 " §	529,787	528,546
2.628% due 02/25/37 " §	227,140	224,102
2.757% due 02/25/37 " §	1,542,611	1,520,967
2.768% due 02/25/37 " §	567,976	545,509
2.782% due 02/25/37 " §	1,301,708	1,285,703
Countrywide Home Loan Mortgage Pass-Through Trust 2.670% due 11/20/34 " §	395,643	376,144
Fannie Mae 5.000% due 08/25/19 "	1,517,638	1,565,519
Fannie Mae Connecticut Avenue Securities 1.933% due 02/25/25 " §	78,561	78,575
2.533% due 11/25/24 - 08/25/28 " §	3,555,708	3,557,581
2.585% due 09/25/28 " §	1,545,000	1,547,671
Freddie Mac 7.000% due 09/15/30 "	539,180	608,108
Freddie Mac Structured Agency Credit Risk Debt Notes 1.533% due 05/25/25 " §	778,272	778,428
1.583% due 12/25/27 - 05/25/28 " §	2,306,256	2,305,705
1.683% due 03/25/28 " §	1,059,963	1,061,155
1.783% due 04/25/28 " §	1,097,121	1,099,126
1.883% due 09/25/24 - 07/25/28 " §	5,100,032	5,106,424
2.083% due 10/25/24 " §	681,422	683,022
2.191% due 09/25/28 " §	755,000	756,919
GS Mortgage-Backed Securities Trust 2.496% due 07/25/44 " § ~	542,896	538,893
HarborView Mortgage Loan Trust 0.772% due 06/20/35 " §	637,141	596,463
JPMorgan Mortgage Trust 2.725% due 07/25/35 " §	224,718	224,345
2.824% due 07/25/35 " §	925,657	935,390
Lanark Master Issuer PLC (United Kingdom) 1.118% due 12/22/54 " § ~	4,156,177	4,154,448

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust 1.917% due 09/25/34 " §	$ 759,915	$ 697,576
Merrill Lynch Mortgage Investors Trust 2.722% due 12/25/35 " §	5,582,000	5,379,622
Sequoia Mortgage Trust 1.178% due 11/20/34 " §	499,037	477,062
Structured Adjustable Rate Mortgage Loan Trust 2.553% due 06/25/34 " §	1,948,441	1,946,033
2.585% due 05/25/34 " §	497,443	496,417
2.719% due 11/25/34 " §	1,116,541	1,101,158
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.552% due 07/25/33 " §	286,842	280,813
Towd Point Mortgage Trust 2.750% due 02/25/55 " § ~	1,185,000	1,184,467
2.750% due 04/25/55 " § ~	2,212,084	2,215,893
2.750% due 05/25/55 " § ~	1,959,371	1,962,314
3.000% due 02/25/55 " § ~	1,390,000	1,391,687
WaMu Mortgage Pass-Through Certificates Trust 0.723% due 07/25/45 " §	2,371,335	2,227,721
0.753% due 08/25/45 " §	1,507,138	1,395,248
2.497% due 09/25/35 " §	8,036,140	7,720,901
2.507% due 06/25/34 " §	429,623	432,345
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	335,717	352,595
Wells Fargo Mortgage-Backed Securities Trust 2.811% due 08/25/33 " §	863,761	885,792

		61,505,072

Fannie Mae - 6.5%

2.147% due 01/01/35 " §	20,046	20,845
2.375% due 05/01/33 " §	46,810	47,111
2.437% due 04/01/33 " §	169,908	175,308
2.494% due 06/01/33 " §	941,641	994,479
2.500% due 04/01/31 "	11,130,000	11,427,379
2.508% due 06/01/35 " §	584,450	614,699
2.592% due 02/01/33 " §	95,951	101,810
2.733% due 04/01/35 " §	345,106	360,284
2.930% due 02/01/33 " §	238,493	253,188
3.500% due 01/01/27 - 09/01/28 "	8,759,475	9,259,024
4.000% due 07/01/25 - 10/01/41 "	9,550,894	10,233,725
4.500% due 05/01/25 - 10/01/26 "	15,437,729	16,614,780
5.000% due 07/01/24 - 07/01/35 "	3,822,493	4,195,099
5.500% due 01/01/18 - 06/01/39 "	10,221,825	11,431,530
6.000% due 01/01/18 - 10/01/40 "	6,173,933	7,018,149
6.500% due 05/01/33 "	983,312	1,192,312
7.000% due 05/01/33 - 06/01/33 "	331,784	367,784

		74,307,506

Freddie Mac - 0.9%

2.350% due 03/01/35 " §	616,581	650,766
2.456% due 02/01/35 " §	405,123	428,510
2.464% due 09/01/35 " §	1,424,162	1,515,637
2.494% due 08/01/35 " §	1,436,134	1,514,432
4.000% due 08/01/26 "	4,506,561	4,814,477
5.500% due 03/01/18 - 06/01/41 "	1,528,995	1,692,629

		10,616,451

Government National Mortgage Association - 1.3%

1.750% due 01/20/35 " §	1,859,985	1,938,282
1.875% due 09/20/34 " §	1,066,470	1,110,483
3.000% due 10/20/44 - 11/20/44 " §	2,283,905	2,351,403
3.500% due 03/20/43 "	4,651,917	4,934,758
5.000% due 12/20/34 - 02/20/40 "	942,490	1,042,886

	Principal Amount	Value
5.500% due 07/15/20 "	$375,095	$394,089
6.000% due 01/15/22 - 07/15/36 "	2,347,875	2,607,004

		14,378,905

Total Mortgage-Backed Securities (Cost $267,973,444)		268,483,913

ASSET-BACKED SECURITIES - 20.5%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	1,345,000	1,349,469
American Express Credit Account Master Trust 1.260% due 01/15/20 "	4,350,000	4,362,175
AmeriCredit Automobile Receivables 1.700% due 07/08/20 "	1,055,000	1,057,976
1.810% due 10/08/20 "	360,000	361,499
AmeriCredit Automobile Receivables Trust 1.260% due 11/08/19 "	6,865,000	6,855,183
1.270% due 01/08/20 "	3,665,000	3,647,567
1.600% due 07/08/19 "	2,930,000	2,925,578
ARI Fleet Lease Trust 1.820% due 07/15/24 " ~	2,775,000	2,775,682
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 " ~	3,390,000	3,396,307
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,889,327
Capital Auto Receivables Asset Trust 1.260% due 05/21/18 "	6,230,000	6,227,748
1.320% due 06/20/18 "	2,687,779	2,689,869
1.480% due 11/20/18 "	3,040,000	3,042,912
1.620% due 03/20/19 "	2,940,000	2,945,226
1.730% due 09/20/19 "	1,265,000	1,268,890
1.730% due 04/20/20 "	1,120,000	1,122,380
CarMax Auto Owner Trust 1.380% due 11/15/19 "	2,375,000	2,379,457
1.610% due 11/16/20 "	2,340,000	2,349,815
1.690% due 08/15/19 "	435,000	435,206
1.810% due 07/15/20 "	1,450,000	1,461,383
1.930% due 11/15/19 "	620,000	620,076
CCG Receivables Trust 1.060% due 11/15/21 " ~	1,180,820	1,178,072
1.460% due 11/14/18 " ~	1,480,000	1,479,561
CNH Equipment Trust 1.370% due 07/15/20 "	3,050,000	3,050,498
1.480% due 04/15/21 "	1,650,000	1,648,828
DB Master Finance LLC 3.262% due 02/20/45 " ~	6,687,450	6,602,154
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	962,044	953,783
2.540% due 05/20/27 " ~	1,841,442	1,821,915
2.730% due 07/20/27 " ~	934,303	925,386
2.990% due 05/22/28 " ~	1,050,386	1,051,699
Discover Card Execution Note Trust 1.390% due 04/15/20 "	6,065,000	6,091,301
1.640% due 07/15/21 "	5,735,000	5,781,851
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	2,887,231	2,964,665
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	1,186,232	1,180,136
Enterprise Fleet Financing LLC 1.590% due 02/22/21 " ~	2,975,000	2,970,306
1.830% due 09/20/21 " ~	5,290,000	5,287,069
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	137,812	137,574
Ford Credit Auto Lease Trust 1.100% due 11/15/17 "	2,505,000	2,505,076
1.160% due 11/15/19 "	2,010,000	2,010,451
1.230% due 11/15/16 "	337,589	337,531
1.510% due 08/15/17 "	1,915,000	1,915,206

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Owner Trust 1.390% due 07/15/20 "	$810,000	$812,600
Ford Credit Floorplan Master Owner Trust 1.400% due 08/15/19 "	6,760,000	6,758,851
1.420% due 01/15/20 "	3,795,000	3,800,106
GE Dealer Floorplan Master Note Trust 0.812% due 07/20/19 " §	6,760,000	6,733,064
0.882% due 10/20/19 " §	6,980,000	6,938,872
GM Financial Automobile Leasing Trust 1.690% due 03/20/19 "	2,765,000	2,770,296
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	1,610,000	1,607,494
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	2,407,770	2,400,873
GreatAmerica Leasing Receivables Funding LLC 1.730% due 06/20/19 " ~	1,635,000	1,631,528
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	1,867,670	1,838,084
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 " ~	810,000	811,888
1.650% due 08/15/19 " ~	5,405,000	5,428,547
Hyundai Auto Receivables Trust 1.560% due 09/15/20 "	470,000	471,840
John Deere Owner Trust 1.320% due 06/17/19 "	1,480,000	1,481,726
1.360% due 04/15/20 "	1,615,000	1,614,460
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	5,495,000	5,494,463
Mercedes Benz Auto Lease Trust 1.520% due 03/15/19 "	1,875,000	1,878,041
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,865,176
1.390% due 10/16/19 " ~	1,165,000	1,160,484
Motor PLC (United Kingdom) 0.913% due 08/25/21 " § ~	540,374	540,265
MVW Owner Trust 2.150% due 04/22/30 " ~	510,858	507,098
2.250% due 09/22/31 " ~	1,721,052	1,692,854
2.520% due 12/20/32 " ~	610,473	609,951
Nationstar HECM Loan Trust 2.981% due 02/25/26 " ~	442,235	442,474
Nissan Auto Receivables Owner Trust 1.340% due 10/15/20 "	1,405,000	1,407,201
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	7,380,000	7,390,612
OneMain Financial Issuance Trust 3.660% due 02/20/29 " ~	835,000	825,246
4.100% due 03/20/28 " ~	890,000	896,746
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 " ~	1,121,754	1,116,834
2.300% due 10/20/31 " ~	1,477,747	1,474,495
2.400% due 03/22/32 " ~	2,779,585	2,750,462
2.430% due 06/20/32 " ~	1,579,670	1,562,703
2.580% due 09/20/32 " ~	1,875,056	1,876,438
SLM Student Loan Trust 2.119% due 04/25/23 " §	1,011,448	1,000,975
2.269% due 07/25/22 " §	115,000	114,625
2.319% due 07/25/23 " §	1,340,000	1,346,184
SMART ABS Trust (Australia) 0.950% due 02/14/18 "	3,359,018	3,350,862
0.970% due 03/14/17 "	106,788	106,967
0.990% due 08/14/17 "	1,418,197	1,416,393
1.180% due 02/14/19 "	830,475	828,191
1.660% due 08/14/19 "	2,645,000	2,636,069
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21 "	3,055,000	3,060,874
1.610% due 11/15/20 "	6,505,000	6,527,829
1.690% due 03/15/21 "	4,340,000	4,304,582
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	1,830,000	1,837,732

	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	$ 5,895,000	$ 5,819,361
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,084,600
Volvo Financial Equipment LLC 1.670% due 02/18/20 " ~	815,000	815,617
Wendys Funding LLC 3.371% due 06/15/45 " ~	5,169,025	5,089,989
Wheels SPV LLC 0.840% due 03/20/23 " ~	1,249,932	1,246,075
1.270% due 04/22/24 " ~	650,000	644,829

Total Asset-Backed Securities (Cost $233,344,827)		232,880,313

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae 0.625% due 08/26/16	4,685,000	4,688,275
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,584,594

Total U.S. Government Agency Issues (Cost $9,256,636)		9,272,869

U.S. TREASURY OBLIGATIONS - 5.3%

U.S. Treasury Notes - 5.3%

0.625% due 04/30/18	5,500,000	5,485,821
0.750% due 01/31/18	29,110,000	29,122,517
0.875% due 11/15/17 ‡	16,390,000	16,434,810
0.875% due 10/15/18	5,570,000	5,580,332
1.625% due 11/30/20	3,920,000	4,000,086

		60,623,566

Total U.S. Treasury Obligations (Cost $60,427,748)		60,623,566

FOREIGN GOVERNMENT BONDS & NOTES - 0.2%

Iceland Government (Iceland) 4.875% due 06/16/16 ~	1,820,000	1,833,135

Total Foreign Government Bonds & Notes (Cost $1,830,302)		1,833,135

MUNICIPAL BONDS - 0.9%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	6,475,000	6,484,454
2.163% due 07/01/19	2,230,000	2,251,118
University of California 0.938% due 07/01/41 §	1,915,000	1,914,770

Total Municipal Bonds (Cost $10,620,000)		10,650,342

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $14,739,101; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $15,035,419)	$14,739,089	$ 14,739,089

Total Short-Term Investment (Cost $14,739,089)		14,739,089

TOTAL INVESTMENTS - 100.6% (Cost $1,143,290,066)		1,143,178,984

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(7,262,859)

NET ASSETS - 100.0%		$1,135,916,125

Notes to Schedule of Investments

(a)	As of March 31, 2016, an investment with a value of $142,388 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (06/16)	458	($7,157)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (06/16)	111	(8,672)
U.S. Treasury 10-Year Notes (06/16)	123	85,524

		76,852

Total Futures Contracts		$69,695

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$544,695,757	$-	$544,695,757	$-
	Mortgage-Backed Securities	268,483,913	-	268,483,913	-
	Asset-Backed Securities	232,880,313	-	232,437,839	442,474
	U.S. Government Agency Issues	9,272,869	-	9,272,869	-
	U.S. Treasury Obligations	60,623,566	-	60,623,566	-
	Foreign Government Bonds & Notes	1,833,135	-	1,833,135	-
	Municipal Bonds	10,650,342	-	10,650,342	-
	Short-Term Investment	14,739,089	-	14,739,089	-
	Derivatives:
	Interest Rate Contracts
	Futures	85,524	85,524	-	-

	Total Assets	1,143,264,508	85,524	1,142,736,510	442,474

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(15,829)	(15,829)	-	-

	Total Liabilities	(15,829)	(15,829)	-	-

	Total	$1,143,248,679	$69,695	$1,142,736,510	$442,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.6%

Angola - 0.2%

Republic of Angola via Northern Lights 7.000% due 08/16/19 ~	$1,953,000	$1,906,616

Argentina - 0.0%

YPF SA 8.500% due 03/23/21 ~	400,000	401,500

Azerbaijan - 0.7%

International Bank of Azerbaijan OJSC 5.625% due 06/11/19 ~	350,000	326,375
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	1,830,000	1,836,862
State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	3,147,000	2,774,245
6.950% due 03/18/30 ~	1,450,000	1,306,450

		6,243,932

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	1,510,000	1,570,400

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	2,630,000	2,810,813

Brazil - 3.8%

JBS USA LLC 5.750% due 06/15/25 ~	1,778,000	1,564,640
Marfrig Holdings Europe BV 6.875% due 06/24/19 ~	2,485,000	2,370,069
8.375% due 05/09/18 ~	2,885,000	2,913,850
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	1,290,000	1,315,413
Minerva Luxembourg SA 7.750% due 01/31/23 ~	600,000	608,250
12.250% due 02/10/22 ~	3,550,000	3,709,750
Oi SA 9.750% due 09/15/16 ~	BRL 1,138,000	109,190
Petrobras Global Finance BV 3.000% due 01/15/19	$1,490,000	1,280,655
5.375% due 01/27/21	3,465,000	2,853,254
5.750% due 01/20/20	3,430,000	2,963,520
5.875% due 03/01/18	1,308,000	1,258,688
6.250% due 03/17/24	2,802,000	2,247,765
6.850% due 06/05/15	980,000	678,356
6.875% due 01/20/40	4,345,000	3,142,304
7.875% due 03/15/19	629,000	604,784
Vale Overseas Ltd 4.375% due 01/11/22	1,425,000	1,221,781
4.625% due 09/15/20	1,935,000	1,789,875
5.625% due 09/15/19	1,764,000	1,719,900
6.875% due 11/21/36	421,000	334,935
6.875% due 11/10/39	1,439,000	1,130,478

		33,817,457

Chile - 0.9%

Banco del Estado de Chile 3.875% due 02/08/22 ~	550,000	582,772
4.125% due 10/07/20 ~	635,000	672,463
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	1,050,000	1,100,280
3.875% due 11/03/21 ~	1,300,000	1,333,934
4.875% due 11/04/44 ~	1,468,000	1,387,780

	Principal Amount	Value
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	$600,000	$646,245
6.250% due 07/08/19 ~	945,000	1,029,651
VTR Finance BV 6.875% due 01/15/24 ~	1,095,000	1,076,166

		7,829,291

China - 2.9%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	2,640,000	2,741,381
Central China Real Estate Ltd 8.750% due 01/23/21 ~	1,390,000	1,404,413
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	2,130,000	2,116,856
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,260,000	1,302,768
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	1,900,000	2,066,106
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	1,135,000	1,212,728
Favor Sea Ltd 11.750% due 02/04/19 ~	1,005,000	814,050
Franshion Development Ltd 6.750% due 04/15/21 ~	1,160,000	1,297,023
KWG Property Holding Ltd 8.975% due 01/14/19 ~	1,195,000	1,286,124
Longfor Properties Co Ltd 6.750% due 01/29/23 ~	890,000	943,393
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	2,030,000	2,162,545
6.300% due 11/12/40 ~	585,000	729,482
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	1,280,000	1,388,270
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	1,955,000	2,057,637
Times Property Holdings Ltd 12.625% due 03/21/19 ~	2,470,000	2,769,312
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	1,865,000	1,976,810

		26,268,898

Colombia - 0.6%

Ecopetrol SA 7.625% due 07/23/19	915,000	1,004,213
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 2,668,000,000	690,751
Pacific Exploration and Production Corp
5.125% due 03/28/23 Y ~	$2,140,000	374,500
5.375% due 01/26/19 Y ~	2,022,000	353,850
5.625% due 01/19/25 Y ~	9,752,000	1,706,600
7.250% due 12/12/21 Y ~	4,810,000	841,750

		4,971,664

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	1,140,000	1,159,950
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,160,000	1,139,700
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	900,000	670,500
6.950% due 11/10/21 ~	200,000	200,500

		3,170,650

Dominican Republic - 0.4%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	3,055,000	3,238,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Ecuador - 1.5%

EP PetroEcuador 6.258% due 09/24/19 § ~	$15,156,842	$13,224,345

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,300,000	1,387,750

Guatemala - 0.2%

Cementos Progreso Trust 7.125% due 11/06/23 ~	1,755,000	1,864,688

Hong Kong - 0.3%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,300,000	1,414,865
Shimao Property Holdings Ltd 8.375% due 02/10/22 ~	860,000	942,728

		2,357,593

India - 0.3%

Export-Import Bank of India 4.000% due 08/07/17 ~	580,000	594,342
4.000% due 01/14/23 ~	1,520,000	1,585,572
Vedanta Resources PLC 6.750% due 06/07/16 ~	615,000	609,620

		2,789,534

Indonesia - 0.6%

Golden Legacy Pte Ltd 9.000% due 04/24/19 ~	915,000	900,360
Majapahit Holding BV 7.750% due 01/20/20 ~	750,000	858,750
8.000% due 08/07/19 ~	1,170,000	1,338,246
P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	1,560,000	329,550
P.T. Pertamina Persero 6.000% due 05/03/42 ~	942,000	864,580
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	999,000	1,080,219

		5,371,705

Jamaica - 1.6%

Digicel Group Ltd 7.125% due 04/01/22 ~	2,595,000	2,030,328
8.250% due 09/30/20 ~	11,071,000	9,562,576
Digicel Ltd 6.000% due 04/15/21 ~	3,165,000	2,848,500

		14,441,404

Kazakhstan - 4.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,767,000	2,479,924
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	1,240,000	1,252,400
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	838,000	828,346
6.950% due 07/10/42 ~	2,731,000	2,420,349
Kazkommertsbank JSC 5.500% due 12/21/22 ~	5,482,606	3,708,763
6.875% due 02/13/17	EUR 3,900,000	4,363,698
7.500% due 11/29/16 ~	$3,675,000	3,656,625
8.500% due 05/11/18 ~	3,935,000	3,639,875
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	1,892,000	1,612,741
6.375% due 04/09/21 ~	1,370,000	1,412,552
7.000% due 05/05/20 ~	3,453,000	3,639,462
9.125% due 07/02/18 ~	1,350,000	1,477,217

	Principal Amount	Value
Zhaikmunai LLP 6.375% due 02/14/19 ~	$3,670,000	$2,926,825
7.125% due 11/13/19 ~	4,145,000	3,295,275

		36,714,052

Luxembourg - 0.4%

Millicom International Cellular SA 6.000% due 03/15/25 ~	1,860,000	1,732,125
6.625% due 10/15/21 ~	1,445,000	1,461,256

		3,193,381

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	910,000	1,006,675
Petronas Capital Ltd 5.250% due 08/12/19 ~	1,035,000	1,139,652
7.875% due 05/22/22 ~	290,000	374,208
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,445,000	1,604,962

		4,125,497

Mexico - 2.9%

CEMEX Espana SA 9.875% due 04/30/19 ~	2,510,000	2,650,560
Cemex Finance LLC 9.375% due 10/12/22 ~	3,645,000	4,050,506
Cemex SAB de CV 6.500% due 12/10/19 ~	2,890,000	2,980,312
7.250% due 01/15/21 ~	1,060,000	1,105,050
7.750% due 04/16/26 ~	1,600,000	1,647,680
Comision Federal de Electricidad 4.875% due 01/15/24 ~	1,640,000	1,693,300
5.750% due 02/14/42 ~	1,585,000	1,537,450
Elementia SAB de CV 5.500% due 01/15/25 ~	2,030,000	2,012,237
Petroleos Mexicanos 5.500% due 06/27/44	1,218,000	1,020,075
5.625% due 01/23/46	2,367,000	1,998,103
6.000% due 03/05/20	620,000	657,200
6.500% due 06/02/41	1,321,000	1,250,327
6.875% due 08/04/26 ~	2,440,000	2,647,400
7.190% due 09/12/24 ~	MXN 11,530,000	579,993

		25,830,193

Netherlands - 0.6%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 1,013,484	51,896
VimpelCom Holdings BV 5.200% due 02/13/19 ~	$2,330,000	2,353,766
7.504% due 03/01/22 ~	2,393,000	2,527,606

		4,933,268

Nigeria - 0.7%

Access Bank PLC 9.250% due 06/24/21 § ~	830,000	696,785
First Bank of Nigeria Ltd 8.000% due 07/23/21 § ~	3,010,000	2,298,195
8.250% due 08/07/20 § ~	2,755,000	2,287,565
GTB Finance BV 6.000% due 11/08/18 ~	656,000	614,180
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	2,139,250	695,256

		6,591,981

Oman - 0.1%

National Bank of Oman SAOG 7.875% due 12/29/49 § ~	1,065,000	1,087,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Peru - 0.5%

Cementos Pacasmayo SAA 4.500% due 02/08/23 ~	$2,180,000	$2,129,860
InRetail Shopping Malls 6.500% due 07/09/21 ~	2,035,000	2,085,875

		4,215,735

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,700,000	1,915,244
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,195,000	2,925,702

		4,840,946

Russia - 3.8%

Alfa Bank AO 7.500% due 09/26/19 ~	1,160,000	1,212,397
Credit Bank of Moscow 7.700% due 02/01/18 ~	1,745,000	1,819,250
8.700% due 11/13/18 ~	1,655,000	1,620,179
Gazprom Neft OAO 4.375% due 09/19/22 ~	3,663,000	3,386,517
Gazprom OAO 8.625% due 04/28/34 ~	805,000	952,437
9.250% due 04/23/19 ~	681,000	774,171
Lukoil International Finance BV 6.125% due 11/09/20 ~	450,000	475,875
Mobile Telesystems OJSC 8.625% due 06/22/20 ~	2,185,000	2,496,275
Sberbank of Russia 5.250% due 05/23/23 ~	1,590,000	1,437,360
5.500% due 02/26/24 § ~	1,880,000	1,716,553
Sibur Securities Ltd 3.914% due 01/31/18 ~	2,525,000	2,521,919
Sistema JSFC 6.950% due 05/17/19 ~	2,750,000	2,876,940
TMK OAO 6.750% due 04/03/20 ~	3,343,000	3,309,570
7.750% due 01/27/18 ~	595,000	606,696
Vimpel Communications 7.748% due 02/02/21 ~	1,702,000	1,827,710
Vnesheconombank 5.450% due 11/22/17 ~	750,000	763,113
5.942% due 11/21/23 ~	2,720,000	2,655,250
6.025% due 07/05/22 ~	1,226,000	1,204,545
6.800% due 11/22/25 ~	2,014,000	2,029,611
6.902% due 07/09/20 ~	716,000	741,053

		34,427,421

Singapore - 0.3%

Puma International Financing SA 6.750% due 02/01/21 ~	1,305,000	1,255,149
STATS ChipPAC Ltd 8.500% due 11/24/20 ~	400,000	390,000
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	850,000	877,625

		2,522,774

South Africa - 0.7%

Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	2,960,000	2,737,065
6.750% due 08/06/23 ~	2,613,000	2,423,557
7.125% due 02/11/25 ~	1,510,000	1,401,816

		6,562,438

	Principal Amount	Value
Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	$2,745,000	$2,415,600
Oschadbank 9.625% due 03/20/25 § ~	680,000	579,700
Ukraine Railways 9.875% due 09/15/21 ~	645,000	561,279
Ukreximbank 9.750% due 01/22/25 ~	2,201,000	1,887,357

		5,443,936

United Arab Emirates - 0.7%

Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 1,850,000	2,707,758
Emirates Airline 4.500% due 02/06/25 ~	$419,999	427,220
MAF Global Securities Ltd 7.125% § ± ~	690,000	727,950
Topaz Marine SA 8.625% due 11/01/18 ~	2,330,000	2,131,950

		5,994,878

United Kingdom - 0.1%

ICBC Standard Bank PLC 8.125% due 12/02/19 ~	545,000	598,818

United States - 0.2%

Sable International Finance Ltd 6.875% due 08/01/22 ~	2,145,000	2,155,725

Venezuela - 3.8%

Petroleos de Venezuela SA 5.125% due 10/28/16	7,958,280	6,227,354
5.250% due 04/12/17 ~	10,951,000	5,590,485
5.375% due 04/12/27 ~	962,000	307,744
8.500% due 11/02/17 ~	35,469,400	18,848,439
9.000% due 11/17/21 ~	2,740,581	1,027,718
9.750% due 05/17/35 ~	3,593,498	1,379,005
12.750% due 02/17/22 ~	1,322,000	608,781

		33,989,526

Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	450,000	467,460
Vingroup JSC 11.625% due 05/07/18 ~	820,000	889,700

		1,357,160

Total Corporate Bonds & Notes (Cost $340,220,812)		318,251,900

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 1,083,325	6,225

Total Convertible Corporate Bonds & Notes (Cost $724,343)		6,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai Drydocks LLC 0.100% due 10/18/17 §	$3,287,262	$641,016
4.631% due 10/18/27 §	1,364,801	1,078,193
Term B 4.000% due 10/18/17 §	EUR 195,453	154,408
Dubai World Term B1 2.000% PIK due 09/30/18 §	$9,405,975	7,270,818

		9,144,435

Total Senior Loan Notes (Cost $10,121,514)		9,144,435

FOREIGN GOVERNMENT BONDS & NOTES - 56.7%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	1,730,000	1,580,787

Argentina - 0.5%

Argentine Republic Government
2.500% due 12/31/38 * Y	5,352,197	3,588,648
8.280% due 12/31/33 * Y	833,712	989,673
8.750% due 06/02/17 * Y	153,729	182,553

		4,760,874

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	1,464,000	1,398,120

Belarus - 0.7%

Belarus International 8.950% due 01/26/18 ~	5,668,000	5,937,230

Brazil - 7.7%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	1,368,000	1,417,248
Brazil Letras do Tesouro Nacional 13.452% due 07/01/18	BRL 55,230,000	11,560,045
13.546% due 01/01/18	87,290,000	19,422,119
13.748% due 01/01/19	64,491,000	12,575,552
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	227,000	55,449
10.000% due 01/01/23	8,792,000	2,078,095
10.000% due 01/01/25	48,099,000	10,849,309
Brazilian Government 2.625% due 01/05/23	$1,690,000	1,449,175
4.250% due 01/07/25	2,304,000	2,113,344
4.875% due 01/22/21	855,000	865,688
5.000% due 01/27/45	2,815,000	2,266,075
5.625% due 01/07/41	641,000	556,068
7.125% due 01/20/37	1,354,000	1,374,310
8.250% due 01/20/34	939,000	1,051,680
8.875% due 04/15/24	620,000	745,550

		68,379,707

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	200,000	189,000

	Principal Amount	Value
Chile - 0.2%

Chile Government 3.125% due 01/21/26	$566,000	$573,358
6.000% due 01/01/20 ~	CLP 485,000,000	782,958

		1,356,316

Colombia - 4.2%

Colombia Government 4.000% due 02/26/24	$1,260,000	1,269,450
5.000% due 06/15/45	2,346,000	2,193,510
5.625% due 02/26/44	2,973,000	2,973,000
6.125% due 01/18/41	4,053,000	4,275,915
7.375% due 09/18/37	1,818,000	2,158,875
8.125% due 05/21/24	2,025,000	2,532,263
11.750% due 02/25/20	1,850,000	2,439,225
Colombian TES 6.000% due 04/28/28	COP 13,757,100,000	3,809,835
7.250% due 06/15/16	25,213,900,000	8,431,398
7.500% due 08/26/26	9,294,600,000	2,969,182
10.000% due 07/24/24	12,437,000,000	4,660,027

		37,712,680

Costa Rica - 0.2%

Costa Rica Government 4.250% due 01/26/23 ~	$1,161,000	1,065,217
4.375% due 04/30/25 ~	600,000	528,000
5.625% due 04/30/43 ~	400,000	309,000

		1,902,217

Croatia - 1.4%

Croatia Government 6.000% due 01/26/24 ~	3,380,000	3,689,050
6.250% due 04/27/17 ~	1,403,000	1,459,716
6.375% due 03/24/21 ~	2,714,000	2,970,642
6.625% due 07/14/20 ~	2,565,000	2,822,875
6.750% due 11/05/19 ~	1,400,000	1,538,873

		12,481,156

Dominican Republic - 1.8%

Dominican Republic 5.500% due 01/27/25 ~	2,700,000	2,713,500
5.875% due 04/18/24 ~	2,579,000	2,649,922
6.600% due 01/28/24 ~	1,375,000	1,467,813
6.850% due 01/27/45 ~	2,790,000	2,776,050
6.875% due 01/29/26 ~	2,010,000	2,140,650
7.450% due 04/30/44 ~	1,660,000	1,751,300
7.500% due 05/06/21 ~	2,355,000	2,577,547

		16,076,782

Ecuador - 2.4%

Ecuador Government 7.950% due 06/20/24 ~	6,684,000	5,581,140
10.500% due 03/24/20 ~	17,455,000	15,796,775

		21,377,915

Egypt - 0.1%

Egypt Government 5.875% due 06/11/25 ~	840,000	751,800
6.875% due 04/30/40 ~	570,000	487,350

		1,239,150

El Salvador - 0.4%

El Salvador Government 5.875% due 01/30/25 ~	900,000	780,750
6.375% due 01/18/27 ~	405,000	352,350
7.375% due 12/01/19 ~	570,000	571,425
7.625% due 02/01/41 ~	428,000	364,870
7.650% due 06/15/35 ~	1,360,000	1,196,800
8.250% due 04/10/32 ~	745,000	709,612

		3,975,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Ethiopia - 0.3%

Ethiopia International 6.625% due 12/11/24 ~	$2,420,000	$2,235,475

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	5,657,300	4,723,845
6.950% due 06/16/25 ~	200,000	167,500

		4,891,345

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,380,000	1,494,009

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	2,370,000	2,405,550

Hungary - 2.7%

Hungary Government 4.125% due 02/19/18	2,702,000	2,803,325
5.375% due 02/21/23	3,904,000	4,334,841
5.375% due 03/25/24	2,028,000	2,275,690
5.500% due 06/24/25	HUF 519,060,000	2,301,434
5.750% due 11/22/23	$3,826,000	4,366,422
6.250% due 01/29/20	2,565,000	2,858,038
7.625% due 03/29/41	3,374,000	4,790,743

		23,730,493

Indonesia - 2.8%

Indonesia Government 4.125% due 01/15/25 ~	750,000	755,389
4.875% due 05/05/21 ~	1,486,000	1,602,731
5.125% due 01/15/45 ~	1,480,000	1,474,835
5.875% due 03/13/20 ~	1,131,000	1,260,715
5.950% due 01/08/46 ~	1,326,000	1,471,194
6.875% due 01/17/18 ~	2,410,000	2,618,817
7.750% due 01/17/38 ~	660,000	852,174
11.625% due 03/04/19 ~	1,329,000	1,670,020
Indonesia Treasury 7.000% due 05/15/27	IDR 4,974,000,000	349,440
8.250% due 05/15/36	20,702,000,000	1,576,512
8.750% due 05/15/31	71,880,000,000	5,704,263
9.000% due 03/15/29	17,713,000,000	1,417,508
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$960,000	957,600
4.550% due 03/29/26 ~	1,690,000	1,694,225
6.125% due 03/15/19 ~	1,364,000	1,500,400

		24,905,823

Iraq - 0.2%

Iraq International 5.800% due 01/15/28 ~	3,040,000	2,105,048

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	1,825,000	1,683,563
5.750% due 12/31/32 § ~	15,619,000	14,486,622

		16,170,185

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	1,170,000	1,190,475

	Principal Amount	Value
Jordan - 0.1%

Jordan Government 6.125% due 01/29/26 ~	$530,000	$562,462

Kazakhstan - 1.0%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	2,350,000	1,968,125
Kazakhstan Government 4.875% due 10/14/44 ~	1,130,000	996,287
5.125% due 07/21/25 ~	3,000,000	3,099,750
6.500% due 07/21/45 ~	3,050,000	3,177,078

		9,241,240

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	1,260,000	1,193,850

Lebanon - 1.3%

Lebanon Government 5.150% due 11/12/18 ~	502,000	501,222
5.450% due 11/28/19 ~	1,023,000	1,010,069
6.000% due 01/27/23 ~	774,000	758,148
6.100% due 10/04/22 ~	2,526,000	2,476,996
6.375% due 03/09/20	2,010,000	2,035,045
6.600% due 11/27/26 ~	2,367,000	2,331,495
8.250% due 04/12/21 ~	2,179,000	2,371,092

		11,484,067

Lithuania - 0.9%

Lithuania Government 6.125% due 03/09/21 ~	2,270,000	2,637,685
6.625% due 02/01/22 ~	1,665,000	2,014,219
7.375% due 02/11/20 ~	2,515,000	2,981,998

		7,633,902

Malaysia - 0.3%

Malaysia Government 3.480% due 03/15/23	MYR 263,000	66,266
4.181% due 07/15/24	3,575,000	936,163
4.254% due 05/31/35	324,000	80,747
4.392% due 04/15/26	487,000	128,422
4.498% due 04/15/30	5,135,000	1,360,152
4.736% due 03/15/46	651,000	167,682

		2,739,432

Mexico - 3.2%

Mexican Bonos 6.500% due 06/10/21	MXN 56,790,000	3,455,693
7.500% due 06/03/27	41,790,000	2,689,332
8.000% due 12/07/23	76,810,000	5,064,606
10.000% due 12/05/24	44,750,000	3,330,216
Mexican Udibonos 4.000% due 06/13/19 ^	36,313,921	2,227,180
Mexico Government 4.000% due 03/15/15	EUR 2,958,000	2,937,687
4.600% due 01/23/46	$3,496,000	3,421,710
4.750% due 03/08/44	2,172,000	2,172,000
5.550% due 01/21/45	1,048,000	1,164,590
5.750% due 10/12/10	1,416,000	1,440,780
6.050% due 01/11/40	650,000	764,562

		28,668,356

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	3,000,000	3,072,375
5.500% due 12/11/42 ~	1,697,000	1,769,122

		4,841,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	$920,000	$892,400

Pakistan - 1.2%

Pakistan Government 6.750% due 12/03/19 ~	2,240,000	2,347,838
6.875% due 06/01/17 ~	2,004,000	2,075,270
7.250% due 04/15/19 ~	2,696,000	2,843,539
8.250% due 04/15/24 ~	1,736,000	1,852,499
8.250% due 09/30/25 ~	1,630,000	1,741,308

		10,860,454

Panama - 0.8%

Panama Government 4.000% due 09/22/24	770,000	812,350
4.300% due 04/29/53	1,710,000	1,607,400
6.700% due 01/26/36	1,804,000	2,309,120
7.125% due 01/29/26	295,000	379,812
8.875% due 09/30/27	670,000	963,125
9.375% due 04/01/29	783,000	1,170,585

		7,242,392

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	1,390,000	1,414,325

Peru - 1.5%

Peruvian Government 5.625% due 11/18/50	3,041,000	3,428,728
5.700% due 08/12/24 ~	PEN 4,858,000	1,377,344
6.950% due 08/12/31 ~	701,000	206,222
7.350% due 07/21/25	$3,017,000	3,974,898
8.200% due 08/12/26 ~	PEN 2,713,000	893,429
8.750% due 11/21/33	$2,472,000	3,658,560

		13,539,181

Philippines - 1.8%

Philippine Government 3.900% due 11/26/22	PHP 56,000,000	1,201,556
4.000% due 01/15/21	$3,095,000	3,405,726
4.950% due 01/15/21	PHP 20,000,000	454,501
6.250% due 01/14/36	28,000,000	679,590
6.375% due 10/23/34	$1,389,000	1,963,707
7.750% due 01/14/31	2,010,000	3,061,204
9.500% due 02/02/30	2,125,000	3,597,642
10.625% due 03/16/25	980,000	1,609,691

		15,973,617

Poland - 0.9%

Poland Government 2.500% due 07/25/26	PLN 3,808,000	991,871
3.000% due 03/17/23	$514,000	516,283
3.250% due 07/25/25	PLN 11,132,000	3,113,902
4.000% due 10/25/23	8,453,000	2,496,684
5.000% due 03/23/22	$1,065,000	1,191,306

		8,310,046

Romania - 1.3%

Romanian Government 4.375% due 08/22/23 ~	4,726,000	5,034,395
6.125% due 01/22/44 ~	330,000	403,738
6.750% due 02/07/22 ~	5,022,000	5,959,482

		11,397,615

Russia - 0.1%

Russian Foreign 5.875% due 09/16/43 ~	1,200,000	1,241,538

	Principal Amount	Value
Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	$1,810,000	$1,959,325

Serbia - 0.5%

Serbia Government 4.875% due 02/25/20 ~	1,580,000	1,607,901
5.875% due 12/03/18 ~	1,850,000	1,938,227
7.250% due 09/28/21 ~	690,000	772,800

		4,318,928

South Africa - 3.7%

South Africa Government 5.500% due 03/09/20	2,559,000	2,715,867
5.875% due 05/30/22	2,044,000	2,221,572
6.250% due 03/31/36	ZAR 15,880,000	750,498
6.875% due 05/27/19	$3,145,000	3,461,104
7.000% due 02/28/31	ZAR 103,544,890	5,599,009
7.750% due 02/28/23	58,650,000	3,729,506
8.000% due 01/31/30	24,420,000	1,463,885
8.250% due 03/31/32	41,850,000	2,513,339
8.500% due 01/31/37	31,740,000	1,902,626
8.750% due 01/31/44	44,330,000	2,680,053
8.750% due 02/28/48	69,400,000	4,180,429
10.500% due 12/21/26	28,580,000	2,116,996

		33,334,884

Thailand - 0.5%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 36,837,560	1,007,025
3.400% due 06/17/36	44,270,000	1,510,132
4.675% due 06/29/44	43,614,000	1,714,384

		4,231,541

Turkey - 2.5%

Turkey Government 3.000% due 02/23/22 ^	TRY 6,899,719	2,507,386
3.250% due 03/23/23	$980,000	925,864
4.875% due 04/16/43	755,000	703,094
5.625% due 03/30/21	482,000	521,213
5.750% due 03/22/24	1,290,000	1,401,811
6.000% due 01/14/41	1,005,000	1,086,449
6.250% due 09/26/22	720,000	802,279
6.750% due 04/03/18	2,116,000	2,282,804
6.750% due 05/30/40	1,095,000	1,287,364
6.875% due 03/17/36	366,000	432,941
7.000% due 03/11/19	688,000	762,906
7.000% due 06/05/20	631,000	715,595
7.375% due 02/05/25	1,535,000	1,843,535
7.500% due 07/14/17	1,282,000	1,369,940
7.500% due 11/07/19	695,000	794,088
9.400% due 07/08/20	TRY 9,880,000	3,490,503
10.400% due 03/20/24	3,130,000	1,154,672

		22,082,444

Ukraine - 0.8%

Ukraine Government 4.680% due 05/31/40 § ~	$1,116,400	369,361
7.750% due 09/01/19 ~	16,970	16,036
7.750% due 09/01/20 ~	1,320,000	1,241,130
7.750% due 09/01/21 ~	1,043,000	970,553
7.750% due 09/01/22 ~	1,043,000	959,560
7.750% due 09/01/23 ~	1,043,000	948,713
7.750% due 09/01/24 ~	727,000	653,391
7.750% due 09/01/25 ~	937,000	835,289
7.750% due 09/01/26 ~	735,000	652,224
7.750% due 09/01/27 ~	937,000	828,964

		7,475,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	$1,467,000	$1,296,491

Uruguay - 1.2%

Uruguay Government 3.700% due 06/26/37 ^	UYU 28,584,463	734,658
4.125% due 11/20/45	$1,133,086	974,454
4.250% due 04/05/27 ^	UYU 40,228,063	1,182,066
4.500% due 08/14/24	$2,366,120	2,519,918
5.100% due 06/18/50	985,000	918,512
7.625% due 03/21/36	1,323,000	1,693,440
7.875% due 01/15/33	1,757,000	2,257,745

		10,280,793

Venezuela - 2.0%

Venezuela Government 6.000% due 12/09/20 ~	1,115,000	379,100
7.650% due 04/21/25 ~	926,000	312,525
7.750% due 10/13/19 ~	2,248,000	854,240
8.250% due 10/13/24 ~	5,047,000	1,741,215
9.000% due 05/07/23 ~	1,963,000	696,865
9.250% due 09/15/27	2,098,000	849,690
9.250% due 05/07/28 ~	1,842,000	658,515
11.750% due 10/21/26 ~	12,942,900	5,144,803
11.950% due 08/05/31 ~	15,972,500	6,389,000
12.750% due 08/23/22 ~	2,254,000	980,490

		18,006,443

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	1,916,000	1,925,465
6.750% due 01/29/20 ~	2,485,000	2,766,131

		4,691,596

Zambia - 0.5%

Zambia Government 5.375% due 09/20/22 ~	200,000	153,000
8.500% due 04/14/24 ~	900,000	749,250
8.970% due 07/30/27 ~	3,880,000	3,220,400

		4,122,650

Total Foreign Government Bonds & Notes (Cost $524,689,346)		506,532,834

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%

Foreign Government Issues - 0.4%

Letras del Banco Central de la Republica Argentina 29.925% due 08/17/16	ARS 4,891,857	$297,643
31.000% due 07/06/16	6,114,821	387,012
31.000% due 10/12/16	5,197,598	304,530
32.250% due 10/05/16	7,713,011	452,033
32.500% due 07/06/16	6,114,822	382,713
33.000% due 08/10/16	7,713,011	472,408
34.000% due 06/15/16	10,854,586	692,177

		2,988,516

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $13,312,252; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $13,582,181)	$13,312,241	13,312,241

Total Short-Term Investments (Cost $16,294,967)		16,300,757

TOTAL INVESTMENTS - 95.2% (Cost $892,050,982)		850,236,151

OTHER ASSETS & LIABILITIES, NET - 4.8%		43,228,161

NET ASSETS - 100.0%		$893,464,312

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $8,037,574 or 0.9% of the Fund’s net assets were in default as of March 31, 2016.

(b)	As of March 31, 2016, the amount of $797,058 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	17,362,800	USD	1,060,000	05/16	BNP	$85,681
BRL	17,350,457	USD	4,535,000	04/16	ABN	290,402
BRL	21,951,792	USD	6,097,720	04/16	BNP	7,377
BRL	33,405,447	USD	9,386,453	04/16	CIT	(95,936)
BRL	14,485,111	USD	4,070,109	04/16	CSF	(41,599)
BRL	6,862,146	USD	1,825,500	04/16	DUB	82,958
BRL	16,702,723	USD	4,139,461	04/16	GSC	505,798
BRL	14,187,430	USD	3,986,465	04/16	HSB	(40,744)
BRL	1,997,360	USD	537,087	04/16	HSB	18,406
BRL	11,584,018	USD	3,254,943	04/16	MER	(33,268)
BRL	8,797,528	USD	2,381,895	04/16	MER	64,820
CLP	2,887,186,500	USD	3,995,000	04/16	BNP	305,302
CNY	141,609,204	USD	21,780,000	04/16	ANZ	127,394
CNY	138,879,654	USD	21,051,497	05/16	BNP	393,313
CNY	4,094,370	USD	621,489	09/16	BNP	5,511
CNY	5,474,953	USD	839,910	09/16	HSB	(1,382)
CNY	70,990,307	USD	10,480,671	09/16	HSB	391,995
CNY	46,826,275	USD	6,976,556	10/16	BNP	185,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNY	34,917,400	USD	5,251,619	01/17	HSB	$53,143
COP	15,028,670,000	USD	4,590,000	04/16	DUB	415,319
CZK	262,830,484	USD	10,754,551	04/16	BNP	309,390
HUF	3,917,847,321	USD	13,482,389	04/16	ING	712,796
IDR	54,611,820,000	USD	4,131,000	04/16	ANZ	13,836
IDR	90,545,564,030	USD	6,609,165	04/16	HSB	262,910
ILS	11,560,894	USD	2,911,404	04/16	HSB	167,505
INR	1,124,352,138	USD	16,103,813	05/16	MER	730,326
KRW	23,801,951,027	USD	19,532,210	05/16	ANZ	1,214,857
MXN	459,517,723	USD	24,647,758	04/16	ABN	1,887,375
MXN	75,970,957	USD	4,319,403	04/16	BRC	67,586
MXN	175,046,875	USD	9,259,896	04/16	CIT	848,293
MXN	116,276,106	USD	6,245,930	04/16	DUB	468,505
MXN	95,726,576	USD	5,340,000	04/16	JPM	187,790
MXN	68,542,035	USD	3,745,000	04/16	MER	213,002
MYR	10,773,722	USD	2,428,428	04/16	GSC	350,289
MYR	58,474,600	USD	13,164,025	04/16	UBS	1,917,522
MYR	8,921,775	USD	2,109,665	05/16	CIT	191,031
MYR	10,169,100	USD	2,395,548	05/16	DUB	226,801
MYR	24,442,353	USD	5,991,948	06/16	UBS	308,779
PEN	9,950,194	USD	2,829,171	04/16	BNP	160,458
PHP	53,132,389	USD	1,137,130	06/16	BNP	14,717
PLN	30,462,468	USD	7,354,957	04/16	JPM	805,868
PLN	41,933,344	USD	10,365,916	04/16	MER	867,930
PLN	4,481,642	USD	1,119,970	04/16	MSC	80,651
PLN	28,312,940	USD	7,123,469	05/16	DUB	458,308
PLN	12,583,032	USD	3,280,513	06/16	CIT	88,749
PLN	12,583,032	USD	3,297,959	06/16	DUB	71,304
RON	11,289,009	USD	2,694,274	04/16	CIT	181,388
RON	13,918,237	USD	3,437,620	05/16	HSB	108,788
RON	12,206,059	USD	3,057,703	06/16	DUB	53,350
RUB	1,223,794,388	USD	15,138,476	04/16	DUB	2,945,596
RUB	4,797,200	USD	67,468	04/16	JPM	3,421
RUB	466,864,271	USD	5,968,414	05/16	MER	878,319
RUB	463,060,469	USD	6,673,784	06/16	BRC	74,782
SGD	23,129,152	USD	16,492,550	05/16	BRC	662,590
THB	870,475,248	USD	24,297,983	05/16	BNP	412,473
THB	33,039,615	USD	922,496	05/16	CIT	15,410
TRY	20,765,896	USD	6,718,181	04/16	BNP	593,134
TRY	18,079,367	USD	6,157,088	05/16	HSB	153,978
TWD	387,806,760	USD	11,997,116	05/16	MER	67,694
USD	48,968	ARS	748,227	05/16	BNP	(404)
USD	821,536	ARS	12,351,636	05/16	BNP	6,515
USD	49,524	ARS	769,606	07/16	BNP	817
USD	4,875,230	BRL	17,350,457	04/16	ABN	49,828
USD	6,168,140	BRL	21,951,792	04/16	BNP	63,043
USD	8,321,301	BRL	33,405,447	04/16	CIT	(969,216)
USD	3,975,000	BRL	14,485,111	04/16	CSF	(53,510)
USD	1,928,165	BRL	6,862,146	04/16	DUB	19,707
USD	4,693,226	BRL	16,702,723	04/16	GSC	47,968
USD	3,860,000	BRL	14,187,430	04/16	HSB	(85,721)
USD	561,230	BRL	1,997,360	04/16	HSB	5,736
USD	3,193,829	BRL	11,584,018	04/16	MER	(27,847)
USD	2,471,979	BRL	8,797,528	04/16	MER	25,265
USD	1,675,350	BRL	6,115,028	05/16	DUB	(11,796)
USD	4,139,461	BRL	18,006,654	01/17	GSC	(499,337)
USD	2,381,895	BRL	9,471,604	01/17	MER	(58,140)
USD	6,097,720	BRL	24,018,919	03/17	BNP	(2,251)
USD	1,515,051	CLP	1,111,896,070	04/16	CSF	(141,056)
USD	20,620,000	CNY	138,879,654	05/16	BNP	(824,810)
USD	623,239	CNY	4,094,370	09/16	BNP	(3,761)
USD	11,608,863	CNY	76,465,261	09/16	HSB	(102,330)
USD	7,130,000	CNY	46,826,275	10/16	BNP	(31,557)
USD	5,090,000	CNY	34,917,400	01/17	HSB	(214,761)
USD	4,264,328	COP	14,571,207,988	04/16	CIT	(588,633)
USD	4,104,474	CZK	100,841,336	04/16	BNP	(140,477)
USD	7,835,481	EUR	7,061,206	04/16	UBS	(202,174)
USD	1,899,762	GBP	1,334,430	04/16	BNP	(16,876)
USD	360,813	GBP	256,010	04/16	CIT	(6,894)
USD	5,335,740	MXN	93,921,296	04/16	CIT	(87,803)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,510,000	MXN	67,502,565	04/16	DUB	($387,977)
USD	9,549,633	MXN	174,072,956	04/16	HSB	(502,316)
USD	11,910,000	MXN	222,029,155	04/16	JPM	(911,210)
USD	1,007,923	PLN	3,764,398	04/16	MER	(551)
USD	451,362	TRY	1,404,593	04/16	BNP	(43,171)
USD	260,000	TRY	782,340	04/16	HSB	(15,448)
USD	1,797,187	ZAR	27,611,257	04/16	BNP	(63,860)
USD	1,472,539	ZAR	24,744,106	04/16	CIT	(195,256)
USD	3,468,246	ZAR	53,240,365	04/16	MER	(120,246)
ZAR	33,257,461	USD	2,131,071	04/16	HSB	110,539
ZAR	79,541,809	USD	5,188,468	04/16	JPM	172,787
ZAR	16,936,646	USD	1,083,214	04/16	MER	58,345
ZAR	8,353,936	USD	530,406	04/16	MSC	32,664

Total Forward Foreign Currency Contracts						$15,780,816

(d)	Swap agreements outstanding as of March 31, 2016 were as follows:

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 590,000	$643,690	3-Month USD-LIBOR	HSB	1.078%	06/05/45	($110,325)	($738)	($109,587)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	BNP	15.579%	01/02/18	BRL 61,185,255	$415,801	$-	$415,801
1-Day BRL-CETIP	BNP	15.800%	01/02/18	16,428,200	125,039	-	125,039
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 91,478,000	(13,195)	-	(13,195)
3-Month MYR-KLIBOR	HSB	3.560%	03/22/18	39,264,800	(4,390)	-	(4,390)
3-Month MYR-KLIBOR	HSB	3.575%	03/23/18	52,215,200	(2,023)	-	(2,023)
1-Day BRL-CETIP	HSB	13.850%	01/02/19	BRL 60,291,576	11,700	-	11,700
1-Day BRL-CETIP	HSB	15.420%	01/02/19	30,494,716	235,485	-	235,485
1-Day BRL-CETIP	HSB	15.715%	01/04/21	13,969,284	164,693	-	164,693

					$933,110	$-	$933,110

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	BNP	14.625%	01/02/18	BRL 40,700,394	($133,755)	$-	($133,755)

					$799,355	$-	$799,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 8,500,000,000	$803,339	$1,075,510	($272,171)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	20,806,000,000	1,636,501	1,791,413	(154,912)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	727,778	966,375	(238,597)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,266,974	1,506,667	(239,693)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,300,585	1,618,076	(317,491)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	562,380	617,751	(55,371)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,042,753	1,372,401	(329,648)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	899,025	1,147,409	(248,384)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	335,082	317,970	17,112
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	14,894,000,000	1,144,397	1,258,551	(114,154)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	10,824,000,000	847,739	805,182	42,557

				$10,566,553	$12,477,305	($1,910,752)

Total Swap Agreements				$11,255,583	$12,476,567	($1,220,984)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$318,251,900	$-	$318,251,900	$-
	Convertible Corporate Bonds & Notes	6,225	-	6,225	-
	Senior Loan Notes	9,144,435	-	7,270,819	1,873,616
	Foreign Government Bonds & Notes	506,532,834	-	506,532,834	-
	Short-Term Investments	16,300,757	-	16,300,757	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	22,303,134	-	22,303,134	-
	Interest Rate Contracts
	Swaps	11,519,271	-	11,519,271	-

	Total Assets - Derivatives	33,822,405	-	33,822,405	-

	Total Assets	884,058,556	-	882,184,940	1,873,616

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,522,318)	-	(6,522,318)	-
	Swaps	(110,325)	-	(110,325)	-

	Total Foreign Currency Contracts	(6,632,643)	-	(6,632,643)	-

	Interest Rate Contracts
	Swaps	(153,363)	-	(153,363)	-

	Total Liabilities - Derivatives	(6,786,006)	-	(6,786,006)	-

	Total Liabilities	(6,786,006)	-	(6,786,006)	-

	Total	$877,272,550	$-	$875,398,934	$1,873,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 15.5%

Carnival Corp	668,537	$35,278,697
CBS Corp ‘B’	113,556	6,255,800
Comcast Corp ‘A’	342,761	20,935,842
General Motors Co	725,895	22,814,880
Johnson Controls Inc	517,100	20,151,387
Kohl’s Corp	237,353	11,063,023
Mattel Inc	162,998	5,479,993
Target Corp	184,889	15,212,667
Time Warner Cable Inc	67,705	13,853,797
Time Warner Inc	78,533	5,697,569
Twenty-First Century Fox Inc ‘B’	501,440	14,140,608
Viacom Inc ‘B’	327,492	13,518,870

		184,403,133

Consumer Staples - 3.5%

CVS Health Corp	57,458	5,960,118
Mondelez International Inc ‘A’	110,185	4,420,622
The Coca-Cola Co	262,765	12,189,669
Unilever NV ‘NY’ (United Kingdom)	148,005	6,612,864
Wal-Mart Stores Inc	184,829	12,658,938

		41,842,211

Energy - 15.0%

BP PLC ADR (United Kingdom)	625,628	18,881,453
California Resources Corp l	-	1
Canadian Natural Resources Ltd (TSE) (Canada)	341,486	9,236,884
Chevron Corp	204,290	19,489,266
Devon Energy Corp	483,035	13,254,481
Halliburton Co	294,340	10,513,825
Hess Corp	250,374	13,182,191
Noble Corp PLC (United Kingdom)	530,909	5,494,908
Occidental Petroleum Corp	159,121	10,888,650
QEP Resources Inc	574,583	8,107,366
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	476,105	23,067,287
Suncor Energy Inc (NYSE) (Canada)	995,351	27,680,711
Weatherford International PLC *	2,467,712	19,198,799

		178,995,822

Financials - 26.6%

Aflac Inc	247,013	15,596,401
Ally Financial Inc *	776,446	14,535,069
Bank of America Corp	2,365,444	31,980,803
Citigroup Inc	1,234,017	51,520,210
Citizens Financial Group Inc	423,166	8,865,328
Fifth Third Bancorp	899,506	15,012,755
JPMorgan Chase & Co	718,595	42,555,196
MetLife Inc	397,225	17,454,066
Morgan Stanley	609,517	15,244,020
State Street Corp	293,559	17,179,073
The Allstate Corp	251,245	16,926,376
The Bank of New York Mellon Corp	336,588	12,396,536
The Goldman Sachs Group Inc	73,920	11,603,961
The PNC Financial Services Group Inc	215,442	18,219,930
US Bancorp	120,469	4,889,837
Wells Fargo & Co	458,792	22,187,181

		316,166,742

Health Care - 10.1%

AbbVie Inc	178,302	10,184,610
Anthem Inc	95,208	13,232,960
Express Scripts Holding Co *	145,434	9,989,862
Medtronic PLC	122,240	9,168,000
Merck & Co Inc	374,353	19,807,017
Novartis AG (Switzerland)	194,266	14,055,508

	Shares	Value
Pfizer Inc	786,047	$23,298,433
Roche Holding AG ADR (Switzerland)	328,798	10,069,439
Sanofi ADR (France)	272,342	10,937,255

		120,743,084

Industrials - 7.2%

Caterpillar Inc	270,377	20,694,655
Emerson Electric Co	349,677	19,015,435
General Electric Co	740,440	23,538,588
Ingersoll-Rand PLC	128,458	7,965,681
Textron Inc	396,624	14,460,911

		85,675,270

Information Technology - 13.2%

Cisco Systems Inc	1,102,191	31,379,378
Citrix Systems Inc *	121,180	9,522,324
Corning Inc	86,814	1,813,544
eBay Inc *	669,608	15,976,847
HP Inc	513,004	6,320,209
Intel Corp	511,193	16,537,094
Microsoft Corp	359,111	19,833,701
NetApp Inc	701,197	19,135,666
PayPal Holdings Inc *	310,008	11,966,309
QUALCOMM Inc	23,019	1,177,192
Symantec Corp	791,154	14,541,410
Yahoo! Inc *	232,673	8,564,693

		156,768,367

Materials - 2.0%

Alcoa Inc	1,179,987	11,304,275
International Paper Co	316,098	12,972,662

		24,276,937

Telecommunication Services - 1.0%

Frontier Communications Corp	2,096,046	11,716,897

Utilities - 1.3%

FirstEnergy Corp	180,854	6,505,319
PG&E Corp	149,303	8,916,375

		15,421,694

Total Common Stocks (Cost $1,051,147,077)		1,136,010,157

	Principal Amount

SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $54,208,708; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $55,294,163)	$54,208,663	54,208,663

Total Short-Term Investment (Cost $54,208,663)		54,208,663

TOTAL INVESTMENTS - 100.0% (Cost $1,105,355,740)		1,190,218,820

OTHER ASSETS & LIABILITIES, NET - 0.0%		288,000

NET ASSETS - 100.0%		$1,190,506,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	7,503,273	CAD	10,031,838	04/16	CIB	($221,183)
USD	7,505,409	CAD	10,031,730	04/16	DUB	(218,964)
USD	7,505,420	CAD	10,031,730	04/16	GSC	(218,952)
USD	7,501,705	CAD	10,031,730	04/16	RBC	(222,668)
USD	5,202,657	CHF	5,143,139	04/16	CIB	(148,686)
USD	5,200,553	CHF	5,143,139	04/16	DUB	(150,790)
USD	5,200,159	CHF	5,143,217	04/16	GSC	(151,266)
USD	5,200,817	CHF	5,143,140	04/16	RBC	(150,528)
USD	6,917,090	EUR	6,244,044	04/16	BRC	(190,404)
USD	6,924,283	EUR	6,244,044	04/16	CIB	(183,211)
USD	6,917,434	EUR	6,244,045	04/16	DUB	(190,060)
USD	6,923,141	EUR	6,244,090	04/16	GSC	(184,405)
USD	6,923,191	EUR	6,244,045	04/16	RBC	(184,303)
USD	3,961,751	GBP	2,814,443	04/16	CIB	(80,624)
USD	3,958,091	GBP	2,814,442	04/16	DUB	(84,283)
USD	3,960,912	GBP	2,814,439	04/16	GSC	(81,457)
USD	3,960,704	GBP	2,814,443	04/16	RBC	(81,671)

Total Forward Foreign Currency Contracts						($2,743,455)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$184,403,133	$184,403,133	$-	$-
	Consumer Staples	41,842,211	41,842,211	-	-
	Energy	178,995,822	178,995,822	-	-
	Financials	316,166,742	316,166,742	-	-
	Health Care	120,743,084	106,687,576	14,055,508	-
	Industrials	85,675,270	85,675,270	-	-
	Information Technology	156,768,367	156,768,367	-	-
	Materials	24,276,937	24,276,937	-	-
	Telecommunication Services	11,716,897	11,716,897	-	-
	Utilities	15,421,694	15,421,694	-	-

	Total Common Stocks	1,136,010,157	1,121,954,649	14,055,508	-

	Short-Term Investment	54,208,663	-	54,208,663	-

	Total Assets	1,190,218,820	1,121,954,649	68,264,171	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,743,455)	-	(2,743,455)	-

	Total Liabilities	(2,743,455)	-	(2,743,455)	-

	Total	$1,187,475,365	$1,121,954,649	$65,520,716	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 13.6%

Carnival Corp	59,800	$3,155,646
Comcast Corp ‘A’	231,200	14,121,696
Dollar General Corp	81,100	6,942,160
Hilton Worldwide Holdings Inc	181,900	4,096,388
Johnson Controls Inc	113,600	4,426,992
L Brands Inc	55,200	4,847,112
Marriott International Inc ‘A’	59,400	4,228,092
Mattel Inc	153,800	5,170,756
McDonald’s Corp	22,500	2,827,800
MGM Resorts International *	159,100	3,411,104
NIKE Inc ‘B’	52,700	3,239,469
Omnicom Group Inc	92,400	7,690,452
Ross Stores Inc	147,800	8,557,620
The Home Depot Inc	74,800	9,980,564
The Walt Disney Co	59,600	5,918,876
Time Warner Inc	34,600	2,510,230
Tractor Supply Co	38,900	3,518,894

		94,643,851

Consumer Staples - 10.2%

Colgate-Palmolive Co	36,000	2,543,400
Costco Wholesale Corp	19,500	3,072,810
Diageo PLC (United Kingdom)	210,092	5,664,928
General Mills Inc	72,200	4,573,870
McCormick & Co Inc	35,300	3,511,644
Mondelez International Inc ‘A’	151,100	6,062,132
Nestle SA (Switzerland)	54,371	4,057,204
PepsiCo Inc	148,800	15,249,024
Philip Morris International Inc	121,300	11,900,743
The Coca-Cola Co	59,600	2,764,844
The Procter & Gamble Co	21,200	1,744,972
Walgreens Boots Alliance Inc	109,600	9,232,704

		70,378,275

Energy - 4.0%

California Resources Corp l	-	1
Canadian Natural Resources Ltd (NYSE) (Canada)	177,300	4,787,100
EQT Corp	45,300	3,046,878
Exxon Mobil Corp	84,800	7,088,432
Occidental Petroleum Corp	110,900	7,588,887
Schlumberger Ltd	21,200	1,563,500
Spectra Energy Corp	112,300	3,436,380

		27,511,178

Financials - 17.7%

American Express Co	59,800	3,671,720
American Tower Corp REIT	77,800	7,964,386
Aon PLC	79,800	8,335,110
Chubb Ltd	51,775	6,168,991
Crown Castle International Corp REIT	121,000	10,466,500
Fifth Third Bancorp	77,800	1,298,482
General Growth Properties Inc REIT	212,700	6,323,571
Iron Mountain Inc REIT	85,766	2,908,325
JPMorgan Chase & Co	224,700	13,306,734
Marsh & McLennan Cos Inc	185,400	11,270,466
McGraw Hill Financial Inc	34,000	3,365,320
Morgan Stanley	183,100	4,579,331
Northern Trust Corp	43,200	2,815,344
State Street Corp	120,800	7,069,216
TD Ameritrade Holding Corp	91,290	2,878,374
The Bank of New York Mellon Corp	258,800	9,531,604
US Bancorp	162,800	6,608,052
Wells Fargo & Co	181,100	8,757,996
XL Group PLC (Ireland)	157,200	5,784,960

		123,104,482

	Shares	Value
Health Care - 17.9%

Agilent Technologies Inc	154,700	$6,164,795
AmerisourceBergen Corp	29,600	2,561,880
Becton Dickinson & Co	86,800	13,177,976
Cigna Corp	26,300	3,609,412
DENTSPLY SIRONA Inc	129,900	8,005,737
Johnson & Johnson	67,400	7,292,680
McKesson Corp	49,300	7,752,425
Medtronic PLC	135,693	10,176,975
Merck & Co Inc	108,100	5,719,571
Pfizer Inc	589,000	17,457,960
Stryker Corp	75,100	8,057,479
Thermo Fisher Scientific Inc	91,300	12,927,167
UnitedHealth Group Inc	115,900	14,939,510
Zoetis Inc	142,900	6,334,757

		124,178,324

Industrials - 13.4%

CH Robinson Worldwide Inc	15,500	1,150,565
Danaher Corp	180,400	17,112,744
Equifax Inc	51,500	5,885,935
Flowserve Corp	83,700	3,717,117
General Electric Co	611,500	19,439,585
Illinois Tool Works Inc	75,400	7,723,976
PACCAR Inc	15,100	825,819
Rockwell Collins Inc	41,700	3,845,157
Roper Technologies Inc	60,000	10,966,200
Tyco International PLC	267,100	9,805,241
Union Pacific Corp	55,800	4,438,890
United Parcel Service Inc ‘B’	45,800	4,830,526
United Technologies Corp	33,100	3,313,310

		93,055,065

Information Technology - 11.5%

Accenture PLC ‘A’	84,600	9,762,840
Apple Inc	53,300	5,809,167
Automatic Data Processing Inc	89,100	7,993,161
Cisco Systems Inc	109,200	3,108,924
Fidelity National Information Services Inc	68,900	4,362,059
Microchip Technology Inc	55,700	2,684,740
Microsoft Corp	304,900	16,839,627
TE Connectivity Ltd (Switzerland)	65,600	4,061,952
Texas Instruments Inc	140,300	8,056,026
Visa Inc ‘A’	189,900	14,523,552
Xilinx Inc	58,600	2,779,398

		79,981,446

Materials - 2.5%

Ashland Inc	28,300	3,111,868
Ecolab Inc	18,700	2,085,424
Praxair Inc	24,100	2,758,245
RPM International Inc	152,300	7,208,359
The Sherwin-Williams Co	7,800	2,220,426

		17,384,322

Utilities - 3.9%

Atmos Energy Corp	93,800	6,965,588
DTE Energy Co	45,900	4,161,294
Edison International	151,700	10,905,713
Sempra Energy	10,700	1,113,335
WEC Energy Group Inc	66,200	3,976,634

		27,122,564

Total Common Stocks (Cost $521,951,810)		657,359,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $37,681,249; collateralized by U.S. Treasury Note: 1.750% due 03/31/22 and Valiue $38,439,656)	$37,681,218	$37,681,218

Total Short-Term Investment (Cost $37,681,218)		37,681,218

TOTAL INVESTMENTS - 100.1% (Cost $559,633,028)		695,040,725

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(599,434)

NET ASSETS - 100.0%		$694,441,291

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$94,643,851	$94,643,851	$-	$-
	Consumer Staples	70,378,275	60,656,143	9,722,132	-
	Energy	27,511,178	27,511,178	-	-
	Financials	123,104,482	123,104,482	-	-
	Health Care	124,178,324	124,178,324	-	-
	Industrials	93,055,065	93,055,065	-	-
	Information Technology	79,981,446	79,981,446	-	-
	Materials	17,384,322	17,384,322	-	-
	Utilities	27,122,564	27,122,564	-	-

	Total Common Stocks	657,359,507	647,637,375	9,722,132	-

	Short-Term Investment	37,681,218	-	37,681,218	-

	Total	$695,040,725	$647,637,375	$47,403,350	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 12.6%

Advance Auto Parts Inc	7,987	$1,280,636
Amazon.com Inc *	42,334	25,131,156
AutoNation Inc *	8,411	392,625
AutoZone Inc *	3,325	2,648,994
Bed Bath & Beyond Inc *	18,199	903,398
Best Buy Co Inc	31,127	1,009,760
BorgWarner Inc	24,443	938,611
Cablevision Systems Corp ‘A’	24,097	795,201
CarMax Inc *	21,314	1,089,145
Carnival Corp	49,385	2,606,046
CBS Corp ‘B’	46,280	2,549,565
Chipotle Mexican Grill Inc *	3,308	1,557,969
Coach Inc	30,498	1,222,665
Comcast Corp ‘A’	266,922	16,303,596
Darden Restaurants Inc	12,664	839,623
Delphi Automotive PLC (United Kingdom)	30,543	2,291,336
Discovery Communications Inc ‘A’ *	16,159	462,632
Discovery Communications Inc ‘C’ *	26,634	719,118
Dollar General Corp	31,726	2,715,746
Dollar Tree Inc *	25,604	2,111,306
DR Horton Inc	35,783	1,081,720
Expedia Inc	12,835	1,383,870
Ford Motor Co	427,979	5,777,716
GameStop Corp ‘A’	11,151	353,821
Garmin Ltd	12,832	512,767
General Motors Co	154,423	4,853,515
Genuine Parts Co	16,441	1,633,578
H&R Block Inc	25,720	679,522
Hanesbrands Inc	42,727	1,210,883
Harley-Davidson Inc	20,107	1,032,092
Harman International Industries Inc	7,689	684,629
Hasbro Inc	12,231	979,703
Johnson Controls Inc	70,627	2,752,334
Kohl’s Corp	20,700	964,827
L Brands Inc	27,775	2,438,923
Leggett & Platt Inc	14,769	714,820
Lennar Corp ‘A’	19,524	944,181
Lowe’s Cos Inc	100,386	7,604,239
Macy’s Inc	34,281	1,511,449
Marriott International Inc ‘A’	21,030	1,496,915
Mattel Inc	36,796	1,237,082
McDonald’s Corp	98,923	12,432,643
Michael Kors Holdings Ltd *	19,398	1,104,910
Mohawk Industries Inc *	6,933	1,323,510
Netflix Inc *	47,000	4,804,810
Newell Rubbermaid Inc	29,127	1,290,035
News Corp ‘A’	40,860	521,782
News Corp ‘B’	11,970	158,603
NIKE Inc ‘B’	148,037	9,099,834
Nordstrom Inc	14,131	808,435
O’Reilly Automotive Inc *	10,615	2,904,901
Omnicom Group Inc	26,417	2,198,687
PulteGroup Inc	34,583	647,048
PVH Corp	9,118	903,229
Ralph Lauren Corp	6,414	617,412
Ross Stores Inc	44,165	2,557,153
Royal Caribbean Cruises Ltd	18,712	1,537,191
Scripps Networks Interactive Inc ‘A’	10,318	675,829
Signet Jewelers Ltd (NYSE)	8,673	1,075,712
Staples Inc	70,804	780,968
Starbucks Corp	161,912	9,666,146
Starwood Hotels & Resorts Worldwide Inc	18,396	1,534,778
Target Corp	66,090	5,437,885
TEGNA Inc	24,175	567,146
The Gap Inc	24,830	730,002
The Goodyear Tire & Rubber Co	29,324	967,106

	Shares	Value
The Home Depot Inc	139,035	$18,551,440
The Interpublic Group of Cos Inc	44,311	1,016,937
The Priceline Group Inc *	5,429	6,997,764
The TJX Cos Inc	73,581	5,765,071
The Walt Disney Co	164,535	16,339,971
Tiffany & Co	12,164	892,594
Time Warner Cable Inc	31,081	6,359,794
Time Warner Inc	86,616	6,283,991
Tractor Supply Co	14,649	1,325,149
TripAdvisor Inc *	12,322	819,413
Twenty-First Century Fox Inc ‘A’	126,144	3,516,895
Twenty-First Century Fox Inc ‘B’	44,812	1,263,698
Under Armour Inc ‘A’ *	20,117	1,706,525
Urban Outfitters Inc *	9,706	321,172
VF Corp	37,190	2,408,424
Viacom Inc ‘B’	37,858	1,562,778
Whirlpool Corp	8,527	1,537,759
Wyndham Worldwide Corp	12,154	928,930
Wynn Resorts Ltd	8,964	837,507
Yum! Brands Inc	44,968	3,680,631

		253,879,912

Consumer Staples - 10.1%

Altria Group Inc	214,850	13,462,501
Archer-Daniels-Midland Co	65,073	2,362,801
Brown-Forman Corp ‘B’	11,083	1,091,343
Campbell Soup Co	19,454	1,240,971
Church & Dwight Co Inc	14,299	1,318,082
Coca-Cola Enterprises Inc	22,769	1,155,299
Colgate-Palmolive Co	97,806	6,909,994
ConAgra Foods Inc	47,208	2,106,421
Constellation Brands Inc ‘A’	19,300	2,916,037
Costco Wholesale Corp	48,216	7,597,877
CVS Health Corp	120,368	12,485,773
Dr Pepper Snapple Group Inc	20,598	1,841,873
General Mills Inc	65,176	4,128,899
Hormel Foods Corp	29,250	1,264,770
Kellogg Co	27,825	2,130,004
Kimberly-Clark Corp	39,584	5,324,444
McCormick & Co Inc	12,645	1,257,925
Mead Johnson Nutrition Co	20,590	1,749,532
Molson Coors Brewing Co ‘B’	20,260	1,948,607
Mondelez International Inc ‘A’	172,302	6,912,756
Monster Beverage Corp *	16,359	2,181,963
PepsiCo Inc	158,483	16,241,338
Philip Morris International Inc	169,979	16,676,640
Reynolds American Inc	90,386	4,547,320
Sysco Corp	57,250	2,675,292
The Clorox Co	14,077	1,774,547
The Coca-Cola Co	426,816	19,799,994
The Estee Lauder Cos Inc ‘A’	24,272	2,289,092
The Hershey Co	15,668	1,442,866
The JM Smucker Co	13,051	1,694,542
The Kraft Heinz Co	65,350	5,133,896
The Kroger Co	107,163	4,098,985
The Procter & Gamble Co	290,852	23,940,028
Tyson Foods Inc ‘A’	32,239	2,149,052
Wal-Mart Stores Inc	171,899	11,773,362
Walgreens Boots Alliance Inc	94,509	7,961,438
Whole Foods Market Inc	35,746	1,112,058

		204,698,322

Energy - 6.6%

Anadarko Petroleum Corp	55,411	2,580,490
Apache Corp	41,221	2,011,997
Baker Hughes Inc	47,554	2,084,292
Cabot Oil & Gas Corp	50,467	1,146,106
California Resources Corp l	-	1
Cameron International Corp *	20,841	1,397,389
Chesapeake Energy Corp	57,412	236,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Chevron Corp	206,556	$19,705,442
Cimarex Energy Co	10,397	1,011,316
Columbia Pipeline Group Inc	42,432	1,065,043
Concho Resources Inc *	14,073	1,421,936
ConocoPhillips	135,719	5,465,404
Devon Energy Corp	55,641	1,526,789
Diamond Offshore Drilling Inc	6,690	145,374
EOG Resources Inc	60,491	4,390,437
EQT Corp	17,631	1,185,861
Exxon Mobil Corp	455,391	38,066,134
FMC Technologies Inc *	24,861	680,197
Halliburton Co	94,700	3,382,684
Helmerich & Payne Inc	11,626	682,679
Hess Corp	29,262	1,540,644
Kinder Morgan Inc	199,537	3,563,731
Marathon Oil Corp	93,135	1,037,524
Marathon Petroleum Corp	58,119	2,160,864
Murphy Oil Corp	17,626	443,999
National Oilwell Varco Inc	40,974	1,274,291
Newfield Exploration Co *	22,003	731,600
Noble Energy Inc	46,412	1,457,801
Occidental Petroleum Corp	83,980	5,746,751
ONEOK Inc	23,041	688,004
Phillips 66	51,326	4,444,318
Pioneer Natural Resources Co	17,970	2,529,098
Range Resources Corp	18,670	604,535
Schlumberger Ltd	137,519	10,142,026
Southwestern Energy Co *	42,798	345,380
Spectra Energy Corp	73,215	2,240,379
Tesoro Corp	13,129	1,129,225
The Williams Cos Inc	74,401	1,195,624
Transocean Ltd	36,464	333,281
Valero Energy Corp	51,742	3,318,732

		133,113,916

Financials - 15.2%

Affiliated Managers Group Inc *	5,893	957,023
Aflac Inc	45,854	2,895,222
American Express Co	89,853	5,516,974
American International Group Inc	126,148	6,818,299
American Tower Corp REIT	46,678	4,778,427
Ameriprise Financial Inc	18,550	1,743,886
Aon PLC	29,484	3,079,604
Apartment Investment & Management Co ‘A’ REIT	17,112	715,624
Assurant Inc	7,107	548,305
AvalonBay Communities Inc REIT	14,926	2,838,925
Bank of America Corp	1,132,460	15,310,859
BB&T Corp	85,073	2,830,379
Berkshire Hathaway Inc ‘B’ *	205,303	29,128,390
BlackRock Inc	13,770	4,689,649
Boston Properties Inc REIT	16,747	2,128,209
Capital One Financial Corp	58,018	4,021,228
CBRE Group Inc ‘A’ *	31,635	911,721
Chubb Ltd	50,578	6,026,369
Cincinnati Financial Corp	15,950	1,042,492
Citigroup Inc	323,065	13,487,964
Citizens Financial Group Inc	57,498	1,204,583
CME Group Inc ‘A’	36,883	3,542,612
Comerica Inc	19,273	729,869
Crown Castle International Corp REIT	36,397	3,148,341
Discover Financial Services	45,534	2,318,591
E*TRADE Financial Corp *	30,388	744,202
Equinix Inc REIT	7,647	2,528,939
Equity Residential REIT	39,722	2,980,342
Essex Property Trust Inc REIT	7,201	1,684,026
Extra Space Storage Inc REIT	14,017	1,310,029
Federal Realty Investment Trust REIT	7,572	1,181,611
Fifth Third Bancorp	86,619	1,445,671
Franklin Resources Inc	41,322	1,613,624
General Growth Properties Inc REIT	63,496	1,887,736

	Shares	Value
HCP Inc REIT	50,711	$1,652,164
Host Hotels & Resorts Inc REIT	81,961	1,368,749
Huntington Bancshares Inc	86,873	828,768
Intercontinental Exchange Inc	12,949	3,044,828
Invesco Ltd	46,221	1,422,220
Iron Mountain Inc REIT	20,595	698,376
JPMorgan Chase & Co	402,161	23,815,974
KeyCorp	91,094	1,005,678
Kimco Realty Corp REIT	44,773	1,288,567
Legg Mason Inc	11,706	405,964
Leucadia National Corp	36,310	587,133
Lincoln National Corp	26,019	1,019,945
Loews Corp	29,501	1,128,708
M&T Bank Corp	17,447	1,936,617
Marsh & McLennan Cos Inc	56,884	3,457,978
McGraw Hill Financial Inc	29,061	2,876,458
MetLife Inc	120,111	5,277,677
Moody’s Corp	18,756	1,811,079
Morgan Stanley	167,536	4,190,075
Nasdaq Inc	12,537	832,206
Navient Corp	39,509	472,923
Northern Trust Corp	23,701	1,544,594
People’s United Financial Inc	33,580	534,929
Principal Financial Group Inc	29,689	1,171,231
Prologis Inc REIT	57,174	2,525,947
Prudential Financial Inc	48,962	3,536,036
Public Storage REIT	16,232	4,477,273
Realty Income Corp REIT	27,218	1,701,397
Regions Financial Corp	142,357	1,117,503
Simon Property Group Inc REIT	33,999	7,061,252
SL Green Realty Corp REIT	10,873	1,053,376
State Street Corp	43,999	2,574,822
SunTrust Banks Inc	55,572	2,005,038
Synchrony Financial *	90,926	2,605,939
T Rowe Price Group Inc	27,381	2,011,408
The Allstate Corp	41,614	2,803,535
The Bank of New York Mellon Corp	118,096	4,349,476
The Charles Schwab Corp	132,045	3,699,901
The Goldman Sachs Group Inc	43,003	6,750,611
The Hartford Financial Services Group Inc	43,717	2,014,479
The Macerich Co REIT	14,192	1,124,574
The PNC Financial Services Group Inc	54,903	4,643,147
The Progressive Corp	63,738	2,239,753
The Travelers Cos Inc	32,413	3,782,921
Torchmark Corp	12,508	677,433
UDR Inc REIT	30,051	1,157,865
Unum Group	26,547	820,833
US Bancorp	179,297	7,277,665
Ventas Inc REIT	37,265	2,346,204
Vornado Realty Trust REIT	19,327	1,825,049
Wells Fargo & Co	506,076	24,473,835
Welltower Inc REIT	39,230	2,720,208
Weyerhaeuser Co REIT	85,951	2,662,762
Willis Towers Watson PLC	15,204	1,804,107
XL Group PLC (Ireland)	32,470	1,194,896
Zions Bancorp	22,572	546,468

		307,748,279

Health Care - 13.9%

Abbott Laboratories	161,648	6,761,736
AbbVie Inc	176,700	10,093,104
Aetna Inc	38,383	4,312,330
Agilent Technologies Inc	36,139	1,440,139
Alexion Pharmaceuticals Inc *	24,571	3,420,775
Allergan PLC *	43,283	11,601,142
AmerisourceBergen Corp	21,303	1,843,775
Amgen Inc	82,527	12,373,273
Anthem Inc	28,741	3,994,712
Baxalta Inc	74,667	3,016,547
Baxter International Inc	59,651	2,450,463
Becton Dickinson & Co	23,273	3,533,307

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Biogen Inc *	23,986	$6,244,036
Boston Scientific Corp *	146,689	2,759,220
Bristol-Myers Squibb Co	183,038	11,692,467
Cardinal Health Inc	35,875	2,939,956
Celgene Corp *	85,673	8,575,011
Centene Corp *	18,619	1,146,372
Cerner Corp *	33,202	1,758,378
Cigna Corp	28,091	3,855,209
CR Bard Inc	8,057	1,632,912
DaVita HealthCare Partners Inc *	18,177	1,333,828
DENTSPLY SIRONA Inc	26,305	1,621,177
Edwards Lifesciences Corp *	23,523	2,074,964
Eli Lilly & Co	106,428	7,663,880
Endo International PLC *	22,700	639,005
Express Scripts Holding Co *	73,190	5,027,421
Gilead Sciences Inc	149,844	13,764,670
HCA Holdings Inc *	33,597	2,622,246
Henry Schein Inc *	9,043	1,561,093
Hologic Inc *	27,050	933,225
Humana Inc	16,164	2,957,204
Illumina Inc *	16,222	2,629,748
Intuitive Surgical Inc *	4,075	2,449,279
Johnson & Johnson	302,440	32,724,008
Laboratory Corp of America Holdings *	11,036	1,292,647
Mallinckrodt PLC *	12,602	772,251
McKesson Corp	25,093	3,945,874
Medtronic PLC	154,173	11,562,975
Merck & Co Inc	304,625	16,117,709
Mylan NV *	45,044	2,087,789
Patterson Cos Inc	9,108	423,795
PerkinElmer Inc	12,206	603,709
Perrigo Co PLC	15,965	2,042,402
Pfizer Inc	663,143	19,655,559
Quest Diagnostics Inc	15,632	1,116,906
Regeneron Pharmaceuticals Inc *	8,574	3,090,413
St Jude Medical Inc	30,823	1,695,265
Stryker Corp	34,442	3,695,282
Tenet Healthcare Corp *	10,708	309,782
Thermo Fisher Scientific Inc	43,521	6,162,138
UnitedHealth Group Inc	104,260	13,439,114
Universal Health Services Inc ‘B’	9,913	1,236,349
Varian Medical Systems Inc *	10,565	845,411
Vertex Pharmaceuticals Inc *	26,795	2,129,935
Waters Corp *	8,906	1,174,880
Zimmer Biomet Holdings Inc	19,641	2,094,320
Zoetis Inc	49,953	2,214,416

		281,155,533

Industrials - 9.9%

3M Co	66,369	11,059,066
Allegion PLC	10,366	660,418
American Airlines Group Inc	66,277	2,718,020
AMETEK Inc	25,941	1,296,531
Caterpillar Inc	64,024	4,900,397
CH Robinson Worldwide Inc	15,732	1,167,786
Cintas Corp	9,536	856,428
CSX Corp	106,314	2,737,585
Cummins Inc	17,912	1,969,245
Danaher Corp	65,605	6,223,290
Deere & Co	32,978	2,538,976
Delta Air Lines Inc	84,955	4,135,609
Dover Corp	16,899	1,087,113
Eaton Corp PLC	50,467	3,157,216
Emerson Electric Co	70,611	3,839,826
Equifax Inc	12,920	1,476,627
Expeditors International of Washington Inc	20,328	992,210
Fastenal Co	31,591	1,547,959
FedEx Corp	28,109	4,573,896
Flowserve Corp	14,271	633,775
Fluor Corp	15,414	827,732
General Dynamics Corp	32,100	4,216,977

	Shares	Value
General Electric Co	1,023,195	$32,527,369
Honeywell International Inc	84,399	9,456,908
Illinois Tool Works Inc	35,674	3,654,445
Ingersoll-Rand PLC	28,467	1,765,239
Jacobs Engineering Group Inc *	13,365	582,046
JB Hunt Transport Services Inc	9,873	831,702
Kansas City Southern	11,901	1,016,940
L-3 Communications Holdings Inc	8,548	1,012,938
Lockheed Martin Corp	28,818	6,383,187
Masco Corp	36,691	1,153,932
Nielsen Holdings PLC	39,700	2,090,602
Norfolk Southern Corp	32,558	2,710,453
Northrop Grumman Corp	19,889	3,936,033
PACCAR Inc	38,543	2,107,917
Parker-Hannifin Corp	14,829	1,647,205
Pentair PLC (United Kingdom)	19,656	1,066,535
Pitney Bowes Inc	21,488	462,852
Quanta Services Inc *	17,841	402,493
Raytheon Co	32,834	4,026,433
Republic Services Inc	26,127	1,244,952
Robert Half International Inc	14,469	673,966
Rockwell Automation Inc	14,396	1,637,545
Rockwell Collins Inc	14,334	1,321,738
Roper Technologies Inc	10,993	2,009,191
Ryder System Inc	5,928	384,016
Snap-on Inc	6,316	991,549
Southwest Airlines Co	70,021	3,136,941
Stanley Black & Decker Inc	16,787	1,766,160
Stericycle Inc *	9,234	1,165,238
Textron Inc	29,843	1,088,076
The ADT Corp	17,845	736,285
The Boeing Co	68,259	8,664,797
The Dun & Bradstreet Corp	3,854	397,270
Tyco International PLC	46,100	1,692,331
Union Pacific Corp	92,657	7,370,864
United Continental Holdings Inc *	39,467	2,362,495
United Parcel Service Inc ‘B’	75,530	7,966,149
United Rentals Inc *	10,094	627,746
United Technologies Corp	85,253	8,533,825
Verisk Analytics Inc *	16,954	1,354,964
Waste Management Inc	45,281	2,671,579
WW Grainger Inc	6,300	1,470,609
Xylem Inc	19,560	800,004

		199,520,201

Information Technology - 20.3%

Accenture PLC ‘A’	68,829	7,942,867
Activision Blizzard Inc	55,016	1,861,741
Adobe Systems Inc *	54,393	5,102,063
Akamai Technologies Inc *	19,329	1,074,113
Alliance Data Systems Corp *	6,484	1,426,480
Alphabet Inc ‘A’ *	32,075	24,470,017
Alphabet Inc ‘C’ *	32,581	24,271,216
Amphenol Corp ‘A’	33,615	1,943,619
Analog Devices Inc	34,029	2,014,177
Apple Inc	607,968	66,262,432
Applied Materials Inc	123,373	2,613,040
Autodesk Inc *	24,667	1,438,333
Automatic Data Processing Inc	50,293	4,511,785
Broadcom Ltd (Singapore)	40,749	6,295,720
CA Inc	32,686	1,006,402
Cisco Systems Inc	551,947	15,713,931
Citrix Systems Inc *	16,774	1,318,101
Cognizant Technology Solutions Corp ‘A’ *	66,972	4,199,144
Corning Inc	122,588	2,560,863
CSRA Inc	14,888	400,487
eBay Inc *	118,813	2,834,878
Electronic Arts Inc *	33,893	2,240,666
EMC Corp	213,532	5,690,628
F5 Networks Inc *	7,675	812,399
Facebook Inc ‘A’ *	251,627	28,710,641

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Fidelity National Information Services Inc	30,254	$1,915,381
First Solar Inc *	8,261	565,631
Fiserv Inc *	24,520	2,515,262
FLIR Systems Inc	15,359	506,079
Harris Corp	13,457	1,047,762
Hewlett Packard Enterprise Co	188,747	3,346,484
HP Inc	189,845	2,338,890
Intel Corp	518,239	16,765,032
International Business Machines Corp	96,906	14,676,414
Intuit Inc	28,308	2,944,315
Juniper Networks Inc	39,010	995,145
KLA-Tencor Corp	17,006	1,238,207
Lam Research Corp	17,273	1,426,750
Linear Technology Corp	25,939	1,155,842
MasterCard Inc ‘A’	107,538	10,162,341
Microchip Technology Inc	22,150	1,067,630
Micron Technology Inc *	114,700	1,200,909
Microsoft Corp	867,221	47,896,616
Motorola Solutions Inc	17,372	1,315,060
NetApp Inc	31,879	869,978
NVIDIA Corp	55,734	1,985,802
Oracle Corp	345,584	14,137,841
Paychex Inc	34,991	1,889,864
PayPal Holdings Inc *	122,212	4,717,383
Qorvo Inc *	14,316	721,670
QUALCOMM Inc	163,907	8,382,204
Red Hat Inc *	19,934	1,485,282
salesforce.com Inc *	69,234	5,111,546
SanDisk Corp	21,885	1,665,011
Seagate Technology PLC	32,609	1,123,380
Skyworks Solutions Inc	20,845	1,623,826
Symantec Corp	71,572	1,315,493
TE Connectivity Ltd (Switzerland)	40,737	2,522,435
Teradata Corp *	14,124	370,614
Texas Instruments Inc	109,927	6,312,008
The Western Union Co	55,099	1,062,860
Total System Services Inc	18,401	875,520
VeriSign Inc *	10,701	947,467
Visa Inc ‘A’	210,472	16,096,899
Western Digital Corp	25,268	1,193,660
Xerox Corp	103,775	1,158,129
Xilinx Inc	28,023	1,329,131
Yahoo! Inc *	95,898	3,530,005

		410,223,501

Materials - 2.8%

Air Products & Chemicals Inc	21,143	3,045,649
Airgas Inc	7,072	1,001,678
Alcoa Inc	142,865	1,368,647
Avery Dennison Corp	9,897	713,673
Ball Corp	15,692	1,118,683
CF Industries Holdings Inc	25,416	796,537
Eastman Chemical Co	16,148	1,166,370
Ecolab Inc	29,353	3,273,447
EI du Pont de Nemours & Co	95,569	6,051,429
FMC Corp	14,749	595,417
Freeport-McMoRan Inc *	137,673	1,423,539
International Flavors & Fragrances Inc	8,751	995,601
International Paper Co	45,207	1,855,295
LyondellBasell Industries NV ‘A’	37,968	3,249,301
Martin Marietta Materials Inc	6,961	1,110,349
Monsanto Co	48,396	4,246,265
Newmont Mining Corp	57,655	1,532,470
Nucor Corp	34,813	1,646,655
Owens-Illinois Inc *	17,955	286,562
PPG Industries Inc	29,363	3,273,681
Praxair Inc	31,062	3,555,046
Sealed Air Corp	21,529	1,033,607
The Dow Chemical Co	122,624	6,236,657
The Mosaic Co	38,629	1,042,983

	Shares	Value
The Sherwin-Williams Co	8,630	$2,456,702
Vulcan Materials Co	14,538	1,534,777
WestRock Co	28,038	1,094,323

		55,705,343

Telecommunication Services - 2.7%

AT&T Inc	674,350	26,414,290
CenturyLink Inc	59,867	1,913,349
Frontier Communications Corp	128,009	715,570
Level 3 Communications Inc *	31,469	1,663,137
Verizon Communications Inc	446,634	24,153,967

		54,860,313

Utilities - 3.3%

AES Corp	73,373	865,801
AGL Resources Inc	13,251	863,170
Ameren Corp	26,403	1,322,790
American Electric Power Co Inc	54,244	3,601,802
American Water Works Co Inc	19,567	1,348,753
CenterPoint Energy Inc	46,511	973,010
CMS Energy Corp	30,440	1,291,874
Consolidated Edison Inc	31,972	2,449,695
Dominion Resources Inc	65,680	4,933,882
DTE Energy Co	19,572	1,774,398
Duke Energy Corp	75,730	6,109,896
Edison International	35,529	2,554,180
Entergy Corp	19,453	1,542,234
Eversource Energy	34,589	2,017,922
Exelon Corp	100,275	3,595,861
FirstEnergy Corp	46,132	1,659,368
NextEra Energy Inc	50,694	5,999,128
NiSource Inc	34,935	823,069
NRG Energy Inc	33,452	435,211
PG&E Corp	54,456	3,252,112
Pinnacle West Capital Corp	12,225	917,731
PPL Corp	74,647	2,841,811
Public Service Enterprise Group Inc	55,174	2,600,902
SCANA Corp	15,459	1,084,449
Sempra Energy	25,713	2,675,438
TECO Energy Inc	25,610	705,043
The Southern Co	100,491	5,198,399
WEC Energy Group Inc	34,425	2,067,910
Xcel Energy Inc	55,341	2,314,361

		67,820,200

Total Common Stocks (Cost $1,458,411,490)		1,968,725,520

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $50,694,984; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $51,711,881)	$50,694,941	50,694,941

Total Short-Term Investment (Cost $50,694,941)		50,694,941

TOTAL INVESTMENTS - 99.9% (Cost $1,509,106,431)		2,019,420,461

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,770,522

NET ASSETS - 100.0%		$2,021,190,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2016, the amount of $2,456,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/16)	517	$1,873,403

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,968,725,520	$1,968,725,520	$-	$-
	Short-Term Investment	50,694,941	-	50,694,941	-
	Derivatives:
	Equity Contracts
	Futures	1,873,403	1,873,403	-	-

	Total	$2,021,293,864	$1,970,598,923	$50,694,941	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 25.7%

Advance Auto Parts Inc	21,561	$3,457,091
Amazon.com Inc *	7,363	4,370,971
Chipotle Mexican Grill Inc *	7,303	3,439,494
Ctrip.com International Ltd ADR * (China)	42,716	1,890,610
Gildan Activewear Inc (NYSE) (Canada)	105,867	3,230,002
Lowe’s Cos Inc	100,454	7,609,390
Norwegian Cruise Line Holdings Ltd *	68,533	3,789,190
Starbucks Corp	44,053	2,629,964
Tesla Motors Inc *	5,302	1,218,241
The Priceline Group Inc *	2,198	2,833,134
Time Warner Inc	41,411	3,004,368

		37,472,455

Financials - 11.1%

Crown Castle International Corp REIT	48,952	4,234,348
Intercontinental Exchange Inc	18,584	4,369,842
PacWest Bancorp	51,373	1,908,507
Synchrony Financial *	108,395	3,106,601
TD Ameritrade Holding Corp	80,606	2,541,507

		16,160,805

Health Care - 15.5%

Amgen Inc	26,877	4,029,668
Boston Scientific Corp *	208,586	3,923,503
Celgene Corp *	49,344	4,938,841
DBV Technologies SA ADR * (France)	25,811	840,148
Regeneron Pharmaceuticals Inc *	5,144	1,854,103
Teleflex Inc	11,790	1,851,148
Zoetis Inc	114,663	5,083,011

		22,520,422

Industrials - 9.0%

General Electric Co	202,007	6,421,802
Nielsen Holdings PLC	95,512	5,029,662
Verisk Analytics Inc *	21,291	1,701,577

		13,153,041

Information Technology - 32.3%

Activision Blizzard Inc	57,705	1,952,737
Adobe Systems Inc *	49,999	4,689,906
Alphabet Inc ‘C’ *	11,911	8,873,099
Apple Inc	42,416	4,622,920

	Shares	Value
Atlassian Corp PLC ‘A’ * (United Kingdom)	6,664	$167,600
CoStar Group Inc *	19,840	3,733,293
Facebook Inc ‘A’ *	35,349	4,033,321
MasterCard Inc ‘A’	60,929	5,757,790
NXP Semiconductors NV * (Netherlands)	28,872	2,340,653
salesforce.com Inc *	52,153	3,850,456
SPS Commerce Inc *	38,581	1,656,668
WEX Inc *	34,505	2,876,337
Workday Inc ‘A’ *	33,058	2,540,177

		47,094,957

Materials - 3.8%

Summit Materials Inc ‘A’ *	99,679	1,938,757
Vulcan Materials Co	33,916	3,580,512

		5,519,269

Total Common Stocks (Cost $126,059,214)		141,920,949

	Principal Amount

SHORT-TERM INVESTMENTS - 2.9%

Commercial Paper - 2.9%

BNP Paribas (France) 0.344% due 04/01/16	$4,300,000	4,299,960

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $4,438; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $5,509)	4,438	4,438

Total Short-Term Investments (Cost $4,304,438)		4,304,398

TOTAL INVESTMENTS - 100.3% (Cost $130,363,652)		146,225,347

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(458,164)

NET ASSETS - 100.0%		$145,767,183

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$141,920,949	$141,920,949	$-	$-
	Short-Term Investments	4,304,398	-	4,304,398	-

	Total	$146,225,347	$141,920,949	$4,304,398	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 21.9%

Amazon.com Inc *	57,904	$34,374,131
Aramark	419,457	13,892,416
AutoZone Inc *	21,154	16,853,180
Burlington Stores Inc *	28,088	1,579,669
Comcast Corp ‘A’	268,043	16,372,066
Dollar General Corp	130,201	11,145,206
Dollar Tree Inc *	201,198	16,590,787
LKQ Corp *	49,131	1,568,753
lululemon athletica Inc *	57,580	3,898,742
Marriott International Inc ‘A’	101,180	7,201,992
Netflix Inc *	95,226	9,734,954
NIKE Inc ‘B’	207,037	12,726,564
Ross Stores Inc	421,905	24,428,299
Starbucks Corp	332,794	19,867,802
The Priceline Group Inc *	11,599	14,950,647
The TJX Cos Inc	245,505	19,235,317
Tractor Supply Co	71,006	6,423,203
Twenty-First Century Fox Inc ‘A’	120,190	3,350,897
VF Corp	71,613	4,637,658

		238,832,283

Consumer Staples - 10.7%

Colgate-Palmolive Co	152,105	10,746,218
Constellation Brands Inc ‘A’	109,788	16,587,869
Costco Wholesale Corp	114,920	18,109,094
CVS Health Corp	161,678	16,770,859
Danone SA (France)	102,664	7,284,239
Mead Johnson Nutrition Co	73,920	6,280,982
Mondelez International Inc ‘A’	247,156	9,915,899
Monster Beverage Corp *	19,432	2,591,840
Pernod Ricard SA (France)	26,000	2,895,168
Reynolds American Inc	154,865	7,791,258
The Estee Lauder Cos Inc ‘A’	130,211	12,280,199
Walgreens Boots Alliance Inc	67,901	5,719,980

		116,973,605

Energy - 0.4%

Concho Resources Inc *	22,085	2,231,468
Pioneer Natural Resources Co	16,344	2,300,255

		4,531,723

Financials - 5.3%

American Tower Corp REIT	267,343	27,367,903
BlackRock Inc	6,478	2,206,212
Intercontinental Exchange Inc	72,718	17,098,911
Realogy Holdings Corp *	62,998	2,274,858
The Charles Schwab Corp	316,022	8,854,936

		57,802,820

Health Care - 14.4%

Abbott Laboratories	235,672	9,858,160
Alexion Pharmaceuticals Inc *	58,483	8,142,003
Allergan PLC *	51,733	13,865,996
Biogen Inc *	8,011	2,085,424
Bristol-Myers Squibb Co	266,534	17,026,192
Celgene Corp *	135,589	13,571,103
CR Bard Inc	32,170	6,519,894
Eli Lilly & Co	122,758	8,839,804
Gilead Sciences Inc	29,795	2,736,969
IMS Health Holdings Inc *	70,513	1,872,120
McKesson Corp	55,537	8,733,193
Medtronic PLC	213,980	16,048,500
Regeneron Pharmaceuticals Inc *	11,337	4,086,308
Stryker Corp	42,440	4,553,388
The Cooper Cos Inc	25,551	3,934,087
Thermo Fisher Scientific Inc	202,677	28,697,036

	Shares	Value
VWR Corp *	93,440	$2,528,486
Zoetis Inc	102,055	4,524,098

		157,622,761

Industrials - 7.5%

AMETEK Inc	100,736	5,034,785
Canadian Pacific Railway Ltd (NYSE) (Canada)	55,505	7,364,958
Danaher Corp	292,944	27,788,668
Equifax Inc	82,718	9,453,840
Flowserve Corp	44,410	1,972,248
Honeywell International Inc	61,815	6,926,371
Rockwell Collins Inc	12,556	1,157,789
Roper Technologies Inc	58,910	10,766,981
Union Pacific Corp	36,827	2,929,588
Verisk Analytics Inc *	105,616	8,440,831

		81,836,059

Information Technology - 34.2%

Adobe Systems Inc *	283,741	26,614,906
Alphabet Inc ‘A’ *	54,001	41,197,363
Alphabet Inc ‘C’ *	40,878	30,452,066
Apple Inc	222,702	24,272,291
Broadcom Ltd (Singapore)	83,325	12,873,713
Cognizant Technology Solutions Corp ‘A’ *	224,251	14,060,538
Electronic Arts Inc *	75,785	5,010,146
Facebook Inc ‘A’ *	374,874	42,773,123
Fiserv Inc *	161,570	16,573,851
FleetCor Technologies Inc *	77,007	11,454,791
Intuit Inc	119,244	12,402,569
LinkedIn Corp ‘A’ *	44,028	5,034,602
MasterCard Inc ‘A’	324,514	30,666,573
Microsoft Corp	482,953	26,673,494
NVIDIA Corp	127,851	4,555,331
Sabre Corp	178,012	5,148,107
salesforce.com Inc *	266,363	19,665,580
Visa Inc ‘A’	567,698	43,417,543

		372,846,587

Materials - 3.8%

Ecolab Inc	39,805	4,439,053
Monsanto Co	92,564	8,121,565
The Sherwin-Williams Co	58,852	16,753,399
Vulcan Materials Co	120,273	12,697,221

		42,011,238

Total Common Stocks (Cost $879,058,444)		1,072,457,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 0.000% due 04/01/16	$8,825,000	$8,825,000

Repurchase Agreement - 1.3%

State Street Bank & Trust Co 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $13,972,596; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $14,256,800)	13,972,584	13,972,584

Total Short-Term Investments (Cost $22,797,584)		22,797,584

TOTAL INVESTMENTS - 100.3% (Cost $901,856,028)		1,095,254,660

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,679,881)

NET ASSETS - 100.0%		$1,091,574,779

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$238,832,283	$238,832,283	$-	$-
	Consumer Staples	116,973,605	106,794,198	10,179,407	-
	Energy	4,531,723	4,531,723	-	-
	Financials	57,802,820	57,802,820	-	-
	Health Care	157,622,761	157,622,761	-	-
	Industrials	81,836,059	81,836,059	-	-
	Information Technology	372,846,587	372,846,587	-	-
	Materials	42,011,238	42,011,238	-	-

	Total Common Stocks	1,072,457,076	1,062,277,669	10,179,407	-

	Short-Term Investments	22,797,584	-	22,797,584	-

	Total	$1,095,254,660	$1,062,277,669	$32,976,991	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 18.5%

Amazon.com Inc *	100,670	$59,761,739
Chipotle Mexican Grill Inc *	21,095	9,935,112
Domino’s Pizza Inc	70,735	9,327,117
Liberty Global PLC ‘A’ * (United Kingdom)	619,447	23,848,710
Netflix Inc *	274,623	28,074,709
NIKE Inc ‘B’	354,352	21,782,017
Starbucks Corp	111,554	6,659,774
The Home Depot Inc	191,183	25,509,548
TripAdvisor Inc *	275,492	18,320,218

		203,218,944

Consumer Staples - 8.6%

Anheuser-Busch InBev SA/NV ADR (Belgium)	283,510	35,342,357
Constellation Brands Inc ‘A’	206,925	31,264,298
Costco Wholesale Corp	152,895	24,093,194
Mead Johnson Nutrition Co	51,540	4,379,354

		95,079,203

Energy - 1.8%

Concho Resources Inc *	139,171	14,061,838
EOG Resources Inc	85,779	6,225,839

		20,287,677

Financials - 7.6%

Berkshire Hathaway Inc ‘B’ *	266,911	37,869,333
Crown Castle International Corp REIT	173,693	15,024,444
Moody’s Corp	60,476	5,839,563
Morgan Stanley	534,479	13,367,320
The Goldman Sachs Group Inc	72,327	11,353,892

		83,454,552

Health Care - 12.8%

Allergan PLC *	17,914	4,801,489
Biogen Inc *	59,300	15,436,976
Celgene Corp *	104,142	10,423,573
Illumina Inc *	152,215	24,675,574
Intuitive Surgical Inc *	20,743	12,467,580
Perrigo Co PLC	67,293	8,608,794
United Therapeutics Corp *	52,631	5,864,672
UnitedHealth Group Inc	300,560	38,742,184
Vertex Pharmaceuticals Inc *	247,211	19,650,802

		140,671,644

Industrials - 6.5%

Acuity Brands Inc	58,816	12,830,122
Delta Air Lines Inc	367,236	17,877,048
Honeywell International Inc	98,502	11,037,149
Norfolk Southern Corp	197,694	16,458,026
TransDigm Group Inc *	60,078	13,237,587

		71,439,932

Information Technology - 39.2%

Activision Blizzard Inc	683,334	23,124,023
Alliance Data Systems Corp *	44,111	9,704,420
Alphabet Inc ‘A’ *	120,379	91,837,139
Apple Inc	465,673	50,753,700
Applied Materials Inc	276,534	5,856,990
Facebook Inc ‘A’ *	616,250	70,314,125
Fiserv Inc *	70,487	7,230,556
FleetCor Technologies Inc *	155,222	23,089,273
Microsoft Corp	646,685	35,716,413
salesforce.com Inc *	415,886	30,704,863
Tencent Holdings Ltd (China)	1,365,400	27,914,726
Visa Inc ‘A’	730,874	55,897,244

		432,143,472

	Shares	Value
Materials - 3.5%

Ecolab Inc	100,689	$11,228,837
The Sherwin-Williams Co	96,565	27,489,159

		38,717,996

Telecommunication Services - 1.2%

SBA Communications Corp ‘A’ *	133,177	13,340,340

Total Common Stocks (Cost $974,732,037)		1,098,353,760

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $3,171,781; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $3,239,625)	$3,171,779	3,171,779

Total Short-Term Investment (Cost $3,171,779)		3,171,779

TOTAL INVESTMENTS - 100.0% (Cost $977,903,816)		1,101,525,539

OTHER ASSETS & LIABILITIES, NET - 0.0%		471,816

NET ASSETS - 100.0%		$1,101,997,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$203,218,944	$203,218,944	$-	$-
	Consumer Staples	95,079,203	95,079,203	-	-
	Energy	20,287,677	20,287,677	-	-
	Financials	83,454,552	83,454,552	-	-
	Health Care	140,671,644	140,671,644	-	-
	Industrials	71,439,932	71,439,932	-	-
	Information Technology	432,143,472	404,228,746	27,914,726	-
	Materials	38,717,996	38,717,996	-	-
	Telecommunication Services	13,340,340	13,340,340	-	-

	Total Common Stocks	1,098,353,760	1,070,439,034	27,914,726	-

	Short-Term Investment	3,171,779	-	3,171,779	-

	Total	$1,101,525,539	$1,070,439,034	$31,086,505	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 14.8%

DISH Network Corp ‘A’ *	946,318	$43,776,671
SES SA ‘A’ FDR (Luxembourg)	649,020	18,986,970
Target Corp	424,374	34,917,493
The Home Depot Inc	220,598	29,434,391
Time Warner Cable Inc	282,737	57,853,645
Time Warner Inc	716,788	52,002,969
Twenty-First Century Fox Inc ‘B’	1,462,238	41,235,112

		278,207,251

Consumer Staples - 10.9%

Anheuser-Busch InBev SA/NV ADR (Belgium)	156,195	19,471,269
CVS Health Corp	694,497	72,040,174
Kimberly-Clark Corp	236,306	31,785,520
Philip Morris International Inc	494,610	48,526,187
Reynolds American Inc	676,082	34,013,685

		205,836,835

Energy - 11.2%

Chevron Corp	373,724	35,653,270
Exxon Mobil Corp	487,153	40,721,119
Halliburton Co	1,040,418	37,163,731
National Oilwell Varco Inc	658,091	20,466,630
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	303,089	14,684,662
Schlumberger Ltd	423,830	31,257,462
Suncor Energy Inc (NYSE) (Canada)	1,103,749	30,695,260

		210,642,134

Financials - 23.8%

American Express Co	560,589	34,420,165
American Tower Corp REIT	255,647	26,170,583
Capital One Financial Corp	286,432	19,852,602
Citigroup Inc	612,660	25,578,555
JPMorgan Chase & Co	1,113,669	65,951,478
Marsh & McLennan Cos Inc	508,869	30,934,147
MetLife Inc	442,211	19,430,751
State Street Corp	454,190	26,579,199
Synchrony Financial *	851,695	24,409,579
The Bank of New York Mellon Corp	543,004	19,998,837
The Progressive Corp	412,947	14,510,958
The Travelers Cos Inc	287,293	33,529,966
US Bancorp	1,128,589	45,809,427
Wells Fargo & Co	1,260,166	60,941,628

		448,117,875

Health Care - 11.7%

Amgen Inc	234,069	35,093,965
Anthem Inc	282,400	39,250,776
Johnson & Johnson	318,243	34,433,893
Merck & Co Inc	832,488	44,046,940
Novartis AG ADR (Switzerland)	224,056	16,230,617
Teva Pharmaceutical Industries Ltd ADR (Israel)	592,738	31,717,410
UnitedHealth Group Inc	149,570	19,279,573

		220,053,174

Industrials - 9.2%

General Electric Co	1,556,644	49,485,713
Honeywell International Inc	467,042	52,332,056
Illinois Tool Works Inc	391,867	40,142,855
United Technologies Corp	306,819	30,712,582

		172,673,206

Information Technology - 10.6%

EMC Corp	1,148,211	30,599,823
International Business Machines Corp	94,655	14,335,500
Microsoft Corp	611,955	33,798,275

	Shares	Value
Motorola Solutions Inc	434,308	$32,877,116
Nuance Communications Inc *	1,491,131	27,869,238
TE Connectivity Ltd (Switzerland)	527,783	32,680,323
Xerox Corp	2,524,518	28,173,621

		200,333,896

Materials - 5.1%

Air Products & Chemicals Inc	124,621	17,951,655
Crown Holdings Inc *	647,617	32,115,327
Freeport-McMoRan Inc *	2,005,013	20,731,834
Martin Marietta Materials Inc	162,631	25,941,271

		96,740,087

Utilities - 1.6%

Sempra Energy	292,569	30,441,804

Total Common Stocks (Cost $1,423,299,048)		1,863,046,262

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $16,823,617; collateralized by Freddie Mac: 2.010% due 06/08/21 and value $17,160,848)	$16,823,603	16,823,603

Total Short-Term Investment (Cost $16,823,603)		16,823,603

TOTAL INVESTMENTS - 99.8% (Cost $1,440,122,651)		1,879,869,865

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,562,937

NET ASSETS - 100.0%		$1,883,432,802

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$278,207,251	$259,220,281	$18,986,970	$-
	Consumer Staples	205,836,835	205,836,835	-	-
	Energy	210,642,134	210,642,134	-	-
	Financials	448,117,875	448,117,875	-	-
	Health Care	220,053,174	220,053,174	-	-
	Industrials	172,673,206	172,673,206	-	-
	Information Technology	200,333,896	200,333,896	-	-
	Materials	96,740,087	96,740,087	-	-
	Utilities	30,441,804	30,441,804	-	-

	Total Common Stocks	1,863,046,262	1,844,059,292	18,986,970	-

	Short-Term Investment	16,823,603	-	16,823,603	-

	Total	$1,879,869,865	$1,844,059,292	$35,810,573	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 128.8%

Consumer Discretionary - 21.0%

Amazon.com Inc * †	32,905	$19,533,724
Best Buy Co Inc †	235,191	7,629,596
BorgWarner Inc	33,800	1,297,920
Carnival Corp †	29,350	1,548,799
CBS Corp ‘B’ †	60,800	3,349,472
Charter Communications Inc ‘A’ * †	33,020	6,684,239
Comcast Corp ‘A’	139,489	8,519,988
Delphi Automotive PLC † (United Kingdom)	36,740	2,756,235
DISH Network Corp ‘A’ * †	169,700	7,850,322
Dollar General Corp	6,240	534,144
DR Horton Inc †	168,500	5,093,755
Ford Motor Co †	276,160	3,728,160
General Motors Co †	813,602	25,571,511
Harman International Industries Inc †	63,335	5,639,348
Hilton Worldwide Holdings Inc †	65,140	1,466,953
Johnson Controls Inc †	45,000	1,753,650
Lowe’s Cos Inc	397,590	30,117,442
Magna International Inc (NYSE) (Canada)	37,460	1,609,282
Mohawk Industries Inc *	4,830	922,047
O’Reilly Automotive Inc * †	18,700	5,117,442
PulteGroup Inc	25,250	472,427
Royal Caribbean Cruises Ltd †	163,593	13,439,165
Sirius XM Holdings Inc * †	117,070	462,427
Starbucks Corp †	52,940	3,160,518
Target Corp	7,830	644,252
The Home Depot Inc †	17,330	2,312,342
The TJX Cos Inc †	86,880	6,807,048
Tiffany & Co †	7,310	536,408
Time Warner Cable Inc †	18,660	3,818,209
Time Warner Inc †	332,076	24,092,114
Toll Brothers Inc * †	112,600	3,322,826
Twenty-First Century Fox Inc ‘A’ †	646,880	18,035,014
Twenty-First Century Fox Inc ‘B’ †	78,240	2,206,368
VF Corp †	43,610	2,824,184
Yum! Brands Inc †	199,040	16,291,424

		239,148,755

Consumer Staples - 8.7%

Altria Group Inc	13,540	848,416
ConAgra Foods Inc	42,550	1,898,581
Constellation Brands Inc ‘A’ †	43,250	6,534,643
Costco Wholesale Corp †	22,720	3,580,218
Kimberly-Clark Corp †	112,451	15,125,784
Molson Coors Brewing Co ‘B’ †	193,377	18,599,000
Mondelez International Inc ‘A’	183,936	7,379,512
PepsiCo Inc	231,290	23,702,599
Philip Morris International Inc	57,120	5,604,043
The Boston Beer Co Inc ‘A’ * †	2,580	477,481
The Coca-Cola Co †	149,798	6,949,129
The Kroger Co †	176,750	6,760,687
Walgreens Boots Alliance Inc	17,100	1,440,504

		98,900,597

Energy - 8.5%

Baker Hughes Inc	25,210	1,104,954
Cabot Oil & Gas Corp	184,039	4,179,526
California Resources Corp	9,381	9,663
Chevron Corp †	45,730	4,362,642
Columbia Pipeline Group Inc	121,371	3,046,412
Concho Resources Inc *	8,660	875,006
Diamondback Energy Inc * †	105,030	8,106,216
EOG Resources Inc †	121,281	8,802,575
EQT Corp	106,170	7,140,994
Exxon Mobil Corp	47,950	4,008,141
Halliburton Co †	37,860	1,352,359
Hess Corp †	32,969	1,735,818

	Shares	Value
Kinder Morgan Inc †	122,981	$2,196,441
Marathon Petroleum Corp	31,990	1,189,388
National Oilwell Varco Inc †	14,240	442,864
Noble Corp PLC † (United Kingdom)	68,280	706,698
Occidental Petroleum Corp †	312,647	21,394,434
Pioneer Natural Resources Co †	86,150	12,124,751
Schlumberger Ltd	14,820	1,092,975
Tesoro Corp	27,540	2,368,715
TransCanada Corp (NYSE) † (Canada)	96,510	3,793,808
Valero Energy Corp †	104,850	6,725,079

		96,759,459

Financials - 22.0%

Ally Financial Inc * †	49,290	922,709
American International Group Inc †	14,910	805,886
American Tower Corp REIT †	3,330	340,892
Ameriprise Financial Inc †	22,341	2,100,277
Arthur J Gallagher & Co †	178,956	7,959,963
AvalonBay Communities Inc REIT †	80,530	15,316,806
Bank of America Corp	1,247,964	16,872,473
Berkshire Hathaway Inc ‘B’ *	45,310	6,428,583
BlackRock Inc †	20,190	6,876,108
Boston Properties Inc REIT	2,220	282,118
Capital One Financial Corp	35,380	2,452,188
Chubb Ltd †	203,672	24,267,519
Citigroup Inc	405,146	16,914,845
Comerica Inc †	12,340	467,316
Discover Financial Services	118,410	6,029,437
Douglas Emmett Inc REIT	10,290	309,832
East West Bancorp Inc	17,440	566,451
Equinix Inc REIT	4,780	1,580,794
HCP Inc REIT †	16,120	525,190
Highwoods Properties Inc REIT	15,720	751,573
Intercontinental Exchange Inc	38,770	9,116,378
Invesco Ltd	128,645	3,958,407
KeyCorp †	401,020	4,427,261
Kimco Realty Corp REIT †	37,670	1,084,143
LaSalle Hotel Properties REIT †	97,690	2,472,534
Liberty Property Trust REIT	16,570	554,432
Marsh & McLennan Cos Inc †	151,900	9,234,001
MetLife Inc †	337,569	14,832,782
Morgan Stanley	683,023	17,082,405
Omega Healthcare Investors Inc REIT †	68,630	2,422,639
Prologis Inc REIT †	170,480	7,531,806
Prosperity Bancshares Inc †	11,260	522,351
Prudential Financial Inc	56,060	4,048,653
Regions Financial Corp †	89,060	699,121
SL Green Realty Corp REIT †	32,448	3,143,562
State Street Corp †	16,170	946,268
STORE Capital Corp REIT	28,020	725,158
SVB Financial Group * †	14,950	1,525,647
Synchrony Financial *	91,310	2,616,945
TD Ameritrade Holding Corp	35,850	1,130,351
The Bank of New York Mellon Corp	61,110	2,250,681
The Charles Schwab Corp †	224,510	6,290,770
The Goldman Sachs Group Inc	87,751	13,775,152
Vornado Realty Trust REIT †	29,460	2,781,908
Voya Financial Inc †	67,501	2,009,505
Wells Fargo & Co	439,984	21,277,626
XL Group PLC † (Ireland)	17,570	646,576
Zions Bancorporation †	92,330	2,235,309

		251,113,331

Health Care - 17.5%

Abbott Laboratories †	12,930	540,862
Aetna Inc †	125,110	14,056,108
Alexion Pharmaceuticals Inc * †	49,930	6,951,255
Allergan PLC *	68,520	18,365,416
Anthem Inc †	27,180	3,777,748
Becton Dickinson & Co	9,300	1,411,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Biogen Inc * †	42,549	$11,076,356
BioMarin Pharmaceutical Inc * †	19,450	1,604,236
Bristol-Myers Squibb Co †	345,494	22,070,157
Celgene Corp * †	114,368	11,447,093
Cigna Corp	9,870	1,354,559
Eli Lilly & Co †	192,748	13,879,783
Gilead Sciences Inc	198,720	18,254,419
Humana Inc	28,097	5,140,346
Illumina Inc * †	37,234	6,036,004
Incyte Corp * †	21,120	1,530,566
Johnson & Johnson	1,380	149,316
McKesson Corp †	68,578	10,783,890
Merck & Co Inc †	9,670	511,640
Mylan NV *	11,410	528,854
Perrigo Co PLC †	2,040	260,977
Pfizer Inc †	859,510	25,475,876
Regeneron Pharmaceuticals Inc * †	1,390	501,012
UnitedHealth Group Inc	150,010	19,336,289
Vertex Pharmaceuticals Inc * †	56,170	4,464,953

		199,509,641

Industrials - 12.3%

Allegion PLC †	62,680	3,993,343
Canadian Pacific Railway Ltd (NYSE) (Canada)	2,060	273,341
Danaher Corp	52,090	4,941,257
Delta Air Lines Inc	269,750	13,131,430
Eaton Corp PLC †	58,230	3,642,869
Fluor Corp †	19,300	1,036,410
General Dynamics Corp	28,330	3,721,712
General Electric Co †	340,325	10,818,932
Honeywell International Inc †	243,735	27,310,507
L-3 Communications Holdings Inc	21,620	2,561,970
Lennox International Inc †	8,740	1,181,561
Masco Corp	90,510	2,846,540
Northrop Grumman Corp †	19,010	3,762,079
PACCAR Inc †	161,768	8,847,092
Snap-on Inc †	15,210	2,387,818
Stanley Black & Decker Inc	152,560	16,050,838
Textron Inc	24,190	881,967
Union Pacific Corp †	118,880	9,456,904
United Continental Holdings Inc *	234,547	14,039,983
United Technologies Corp †	76,832	7,690,883
Waste Connections Inc †	31,380	2,026,834

		140,604,270

Information Technology - 27.7%

Accenture PLC ‘A’ †	122,680	14,157,272
Adobe Systems Inc *	114,200	10,711,960
Alliance Data Systems Corp * †	620	136,400
Alphabet Inc ‘A’ *	31,513	24,041,268
Alphabet Inc ‘C’ *	28,214	21,018,019
Amphenol Corp ‘A’	5,080	293,726
Analog Devices Inc †	19,800	1,171,962
Apple Inc	355,441	38,739,514
Broadcom Ltd † (Singapore)	211,317	32,648,476
Cognizant Technology Solutions Corp ‘A’ * †	9,570	600,039
Facebook Inc ‘A’ *	177,120	20,209,392
Fidelity National Information Services Inc †	198,399	12,560,641
Hewlett Packard Enterprise Co	127,889	2,267,472
HP Inc	406,930	5,013,378
Lam Research Corp †	317,514	26,226,656
Marvell Technology Group Ltd † (Bermuda)	165,790	1,709,295
MasterCard Inc ‘A’ †	33,890	3,202,605
Microsoft Corp †	840,803	46,437,550
Mobileye NV *	15,500	577,995
NXP Semiconductors NV * (Netherlands)	139,102	11,276,999
PayPal Holdings Inc * †	67,480	2,604,728
Qorvo Inc * †	11,360	572,658
Skyworks Solutions Inc	7,600	592,040

	Shares	Value
TE Connectivity Ltd (Switzerland)	238,846	$14,789,344
Texas Instruments Inc †	127,130	7,299,805
Vantiv Inc ‘A’ *	106,800	5,754,384
Visa Inc ‘A’	98,170	7,508,042
Western Digital Corp †	36,850	1,740,794
WEX Inc *	20,068	1,672,868
Workday Inc ‘A’ * †	13,100	1,006,604

		316,541,886

Materials - 5.5%

Albemarle Corp †	6,220	397,645
Axiall Corp	40,952	894,392
CF Industries Holdings Inc †	15,340	480,756
Crown Holdings Inc *	192,139	9,528,173
Eastman Chemical Co †	176,250	12,730,537
EI du Pont de Nemours & Co	139,100	8,807,812
Martin Marietta Materials Inc	35,070	5,594,016
Sealed Air Corp †	75,270	3,613,713
The Dow Chemical Co †	171,212	8,707,842
The Mosaic Co †	218,635	5,903,145
United States Steel Corp	102,678	1,647,982
Vulcan Materials Co †	27,400	2,892,618
WestRock Co	51,650	2,015,899

		63,214,530

Telecommunication Services - 1.6%

AT&T Inc †	210,880	8,260,169
SBA Communications Corp ‘A’ *	2,760	276,469
T-Mobile US Inc * †	208,490	7,985,167
Verizon Communications Inc	25,820	1,396,346

		17,918,151

Utilities - 4.0%

American Electric Power Co Inc	19,440	1,290,816
American Water Works Co Inc †	26,300	1,812,859
CMS Energy Corp †	180,550	7,662,542
Edison International	37,270	2,679,340
NextEra Energy Inc †	120,540	14,264,704
PPL Corp †	153,930	5,860,115
Sempra Energy	11,310	1,176,805
UGI Corp	76,640	3,087,826
Xcel Energy Inc †	189,430	7,921,963

		45,756,970

Total Common Stocks (Cost $1,437,152,010)		1,469,467,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $20,520,224; collateralized by Federal Home Loan Bank: 3.180% due 11/26/32 and value $4,854,000; and U.S. Treasury Notes: 1.750% due 03/31/22 and value $16,082,156)	$20,520,207	$20,520,207

Total Short-Term Investment (Cost $20,520,207)		20,520,207

TOTAL INVESTMENTS - 130.6% (Cost $1,457,672,217)		1,489,987,797

TOTAL SECURITIES SOLD SHORT - (30.6%)
(See Securities Sold Short)
(Proceeds $328,584,250)		(348,878,787)

OTHER ASSETS & LIABILITIES, NET - 0.0%		144,096

NET ASSETS - 100.0%		$1,141,253,106

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (30.6%)

Consumer Discretionary - (4.3%)

AMC Networks Inc ‘A’	15,440	($1,002,673)
Autoliv Inc (Sweden)	26,510	(3,140,905)
AutoZone Inc	1,820	(1,449,976)
Bed Bath & Beyond Inc	54,329	(2,696,891)
Darden Restaurants Inc	28,180	(1,868,334)
Discovery Communications Inc ‘A’	108,922	(3,118,437)
Dollar Tree Inc	18,639	(1,536,972)
Ford Motor Co	62,500	(843,750)
Hasbro Inc	23,157	(1,854,876)
Lear Corp	27,406	(3,046,725)
Lennar Corp ‘A’	70,863	(3,426,935)
Marriott International Inc ‘A’	35,043	(2,494,361)
Mattel Inc	69,990	(2,353,064)
McDonald’s Corp	8,700	(1,093,416)
Netflix Inc	6,000	(613,380)
Omnicom Group Inc	64,645	(5,380,403)
Scripps Networks Interactive Inc ‘A’	42,025	(2,752,637)
Target Corp	17,770	(1,462,116)
The Interpublic Group of Cos Inc	94,339	(2,165,080)
The Walt Disney Co	13,520	(1,342,671)
Under Armour Inc ‘A’	58,928	(4,998,862)

		(48,642,464)

Consumer Staples - (3.4%)

Brown-Forman Corp ‘B’	30,043	(2,958,334)
Church & Dwight Co Inc	35,117	(3,237,085)
Colgate-Palmolive Co	35,135	(2,482,288)
CVS Health Corp	49,028	(5,085,674)
General Mills Inc	58,420	(3,700,907)
Kellogg Co	31,722	(2,428,319)
Sysco Corp	89,364	(4,175,980)
The Clorox Co	44,899	(5,659,968)
The Procter & Gamble Co	6,600	(543,246)
Wal-Mart Stores Inc	48,804	(3,342,586)
Whole Foods Market Inc	161,327	(5,018,883)

		(38,633,270)

	Shares	Value
Energy - (2.3%)

Apache Corp	26,100	($1,273,941)
Cimarex Energy Co	20,170	(1,961,936)
Devon Energy Corp	101,391	(2,782,169)
Enbridge Inc (NYSE) (Canada)	116,075	(4,516,478)
Exxon Mobil Corp	14,500	(1,212,055)
FMC Technologies Inc	21,750	(595,080)
Marathon Oil Corp	38,840	(432,678)
National Oilwell Varco Inc	10,800	(335,880)
ONEOK Inc	137,297	(4,099,688)
Phillips 66	3,300	(285,747)
QEP Resources Inc	182,041	(2,568,598)
Range Resources Corp	42,620	(1,380,036)
Spectra Energy Corp	136,620	(4,180,572)
WPX Energy Inc	61,040	(426,670)

		(26,051,528)

Financials - (5.6%)

Aflac Inc	22,250	(1,404,865)
American Express Co	7,320	(449,448)
Aon PLC	15,450	(1,613,752)
Arch Capital Group Ltd (Bermuda)	15,480	(1,100,628)
Associated Banc-Corp	74,870	(1,343,168)
CME Group Inc	29,012	(2,786,603)
Commerce Bancshares Inc	38,908	(1,748,915)
Crown Castle International Corp REIT	22,035	(1,906,027)
Digital Realty Trust Inc REIT	30,514	(2,700,184)
Equity Residential REIT	15,034	(1,128,001)
Federal Realty Investment Trust REIT	26,438	(4,125,650)
Federated Investors Inc ‘B’	64,994	(1,875,077)
Fifth Third Bancorp	48,500	(809,465)
First Horizon National Corp	176,023	(2,305,901)
Four Corners Property Trust Inc REIT	4	(72)
Franklin Resources Inc	29,930	(1,168,766)
Healthcare Realty Trust Inc REIT	37,342	(1,153,494)
Healthcare Trust of America Inc ‘A’ REIT	38,753	(1,140,113)
Host Hotels & Resorts Inc REIT	65,918	(1,100,831)
M&T Bank Corp	16,577	(1,840,047)
Nasdaq Inc	16,990	(1,127,796)
People’s United Financial Inc	207,431	(3,304,376)
Realty Income Corp REIT	9,726	(607,972)
Regions Financial Corp	115,480	(906,518)
T Rowe Price Group Inc	24,790	(1,821,073)
The Progressive Corp	94,167	(3,309,028)
The Travelers Cos Inc	10,560	(1,232,458)
Torchmark Corp	76,110	(4,122,118)
UDR Inc REIT	79,040	(3,045,411)
US Bancorp	29,368	(1,192,047)
Valley National Bancorp	1	(10)
Ventas Inc REIT	87,487	(5,508,182)
Welltower Inc REIT	28,150	(1,951,921)
WR Berkley Corp	69,126	(3,884,881)

		(63,714,798)

Health Care - (2.7%)

AbbVie Inc	33,844	(1,933,169)
AmerisourceBergen Corp	8,980	(777,219)
Amgen Inc	19,254	(2,886,752)
athenahealth Inc	5,291	(734,285)
Baxter International Inc	179,562	(7,376,407)
Becton Dickinson & Co	10,021	(1,521,388)
Cardinal Health Inc	32,530	(2,665,834)
Cerner Corp	10,800	(571,968)
CR Bard Inc	14,000	(2,837,380)
DaVita HealthCare Partners Inc	7,914	(580,729)
Express Scripts Holding Co	7,380	(506,932)
Ionis Pharmaceuticals Inc	24,789	(1,003,955)
Johnson & Johnson	18,220	(1,971,404)
Medtronic PLC	54,927	(4,119,525)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Merck & Co Inc	10,365	($548,412)
St Jude Medical Inc	9,267	(509,685)
Varian Medical Systems Inc	7,000	(560,140)

		(31,105,184)

Industrials - (4.5%)

3M Co	26,743	(4,456,186)
Acuity Brands Inc	5,130	(1,119,058)
AGCO Corp	16,571	(823,579)
Air Lease Corp	111,482	(3,580,802)
American Airlines Group Inc	22,430	(919,854)
CH Robinson Worldwide Inc	32,120	(2,384,268)
Donaldson Co Inc	156,811	(5,003,839)
Dover Corp	9,500	(611,135)
Fastenal Co	87,946	(4,309,354)
Illinois Tool Works Inc	15,348	(1,572,249)
Lockheed Martin Corp	26,002	(5,759,443)
Rockwell Automation Inc	53,230	(6,054,912)
Southwest Airlines Co	56,281	(2,521,389)
The Boeing Co	29,381	(3,729,624)
United Parcel Service Inc ‘B’	6,736	(710,446)
Waste Connections Inc	16,345	(1,055,724)
Waste Management Inc	47,436	(2,798,724)
Werner Enterprises Inc	46,975	(1,275,841)
WW Grainger Inc	8,746	(2,041,579)

		(50,728,006)

Information Technology - (3.6%)

Advanced Micro Devices Inc	303,731	(865,633)
Applied Materials Inc	84,583	(1,791,468)
Cisco Systems Inc	71,895	(2,046,851)
Citrix Systems Inc	3,900	(306,462)
Fiserv Inc	27,478	(2,818,693)
FleetCor Technologies Inc	2,007	(298,541)
Intel Corp	54,971	(1,778,312)
International Business Machines Corp	5,870	(889,011)
Juniper Networks Inc	44,054	(1,123,817)
Linear Technology Corp	77,530	(3,454,737)
LinkedIn Corp ‘A’	15,814	(1,808,331)
Maxim Integrated Products Inc	31,438	(1,156,290)
Microchip Technology Inc	135,104	(6,512,013)
NVIDIA Corp	100,612	(3,584,806)
salesforce.com Inc	41,127	(3,036,406)
Seagate Technology PLC	44,128	(1,520,210)
Splunk Inc	24,887	(1,217,721)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	108,254	(2,836,255)
VeriFone Systems Inc	60,971	(1,721,821)
Xilinx Inc	56,581	(2,683,637)

		(41,451,015)

Materials - (1.5%)

Agrium Inc (Canada)	3,160	(278,996)
Air Products & Chemicals Inc	10,710	(1,542,776)
Alcoa Inc	345,294	(3,307,917)
AptarGroup Inc	7,100	(556,711)
Ball Corp	8,100	(577,449)
Ecolab Inc	15,042	(1,677,484)
LyondellBasell Industries NV ‘A’	26,000	(2,225,080)
Nucor Corp	20,520	(970,596)
PPG Industries Inc	5,029	(560,683)
Praxair Inc	27,381	(3,133,755)
Sonoco Products Co	28,734	(1,395,610)
The Sherwin-Williams Co	960	(273,283)
Westlake Chemical Corp	14,715	(681,305)

		(17,181,645)

Telecommunication Services - (0.3%)

CenturyLink Inc	31,162	(995,938)
Sprint Corp	217,992	(758,612)
Verizon Communications Inc	38,710	(2,093,437)

		(3,847,987)

	Shares	Value
Utilities - (2.4%)

Aqua America Inc	57,185	($1,819,627)
Atmos Energy Corp	7,618	(565,713)
Consolidated Edison Inc	67,689	(5,186,331)
Dominion Resources Inc	50,596	(3,800,771)
DTE Energy Co	28,994	(2,628,596)
Duke Energy Corp	74,675	(6,024,779)
OGE Energy Corp	38,820	(1,111,417)
SCANA Corp	6,406	(449,381)
The Southern Co	114,755	(5,936,275)

		(27,522,890)

Total Common Stocks (Proceeds $328,584,250)		(348,878,787)

TOTAL SECURITIES SOLD SHORT - (30.6%) (Proceeds $328,584,250)		($348,878,787)

Notes to Schedule of Investments

(a)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of March 31, 2016, the total value of securities out on loan was $316,623,028, and the cash collateral was $323,253,974 (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	As of March 31, 2016, the amount of $990,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/16)	157	$296,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$1,469,467,590	$1,469,467,590	$-	$-
	Short-Term Investment	20,520,207	-	20,520,207	-
	Derivatives:
	Equity Contracts
	Futures	296,535	296,535	-	-

	Total Assets	1,490,284,332	1,469,764,125	20,520,207	-

Liabilities	Common Stocks - Short	(348,878,787)	(348,878,787)	-	-

	Total Liabilities	(348,878,787)	(348,878,787)	-	-

	Total	$1,141,405,545	$1,120,885,338	$20,520,207	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 9.9%

Amazon.com Inc *	16,620	$9,866,297
AutoZone Inc *	20,211	16,101,902
CarMax Inc *	86,670	4,428,837
Comcast Corp ‘A’	685,280	41,856,902
Delphi Automotive PLC (United Kingdom)	99,630	7,474,243
Lear Corp	41,210	4,581,316
McDonald’s Corp	191,190	24,028,759
The Home Depot Inc	198,050	26,425,811

		134,764,067

Consumer Staples - 11.6%

Henkel AG & Co KGaA (Germany)	19,699	1,931,625
Mondelez International Inc ‘A’	906,710	36,377,205
PepsiCo Inc	350,740	35,943,835
Philip Morris International Inc	453,533	44,496,123
The Kraft Heinz Co	486,010	38,180,946

		156,929,734

Energy - 6.6%

Chevron Corp	347,361	33,138,239
HollyFrontier Corp	208,608	7,368,035
Magellan Midstream Partners LP	203,255	13,983,944
Noble Energy Inc	424,549	13,335,084
Suncor Energy Inc (NYSE) (Canada)	762,640	21,209,018

		89,034,320

Financials - 17.9%

Berkshire Hathaway Inc ‘B’ *	264,850	37,576,918
Citigroup Inc	765,511	31,960,084
CME Group Inc ‘A’	458,820	44,069,661
Discover Financial Services	326,886	16,645,035
M&T Bank Corp	102,580	11,386,380
Marsh & McLennan Cos Inc	218,065	13,256,171
McGraw Hill Financial Inc	165,241	16,355,554
Simon Property Group Inc REIT	112,150	23,292,434
SunTrust Banks Inc	226,850	8,184,748
The Bank of New York Mellon Corp	647,100	23,832,693
The Progressive Corp	468,140	16,450,440

		243,010,118

Health Care - 13.4%

Boston Scientific Corp *	983,920	18,507,535
Bristol-Myers Squibb Co	386,910	24,715,811
Express Scripts Holding Co *	398,366	27,363,761
Johnson & Johnson	328,520	35,545,864
McKesson Corp	70,850	11,141,162
Merck & Co Inc	388,370	20,548,657
Mylan NV *	327,270	15,168,964
UnitedHealth Group Inc	230,150	29,666,335

		182,658,089

Industrials - 13.4%

Canadian National Railway Co (NYSE) (Canada)	207,355	12,951,393
Canadian Pacific Railway Ltd (NYSE) (Canada)	105,070	13,941,738
Deere & Co	180,750	13,915,943
General Electric Co	1,813,980	57,666,424
Lockheed Martin Corp	68,150	15,095,225
Nielsen Holdings PLC	381,520	20,090,843
Republic Services Inc	115,970	5,525,971
Tyco International PLC	477,338	17,523,078
United Technologies Corp	129,990	13,011,999
Waste Connections Inc	190,793	12,323,320

		182,045,934

	Shares	Value
Information Technology - 17.4%

Alphabet Inc ‘C’ *	89,803	$66,898,745
Amdocs Ltd	440,485	26,614,104
Apple Inc	647,084	70,525,685
Applied Materials Inc	409,890	8,681,470
Facebook Inc ‘A’ *	190,127	21,693,491
PayPal Holdings Inc *	549,680	21,217,648
Western Digital Corp	155,768	7,358,480
Xerox Corp	1,234,460	13,776,573

		236,766,196

Materials - 1.8%

PPG Industries Inc	92,950	10,362,996
Vulcan Materials Co	136,265	14,385,496

		24,748,492

Telecommunication Services - 2.3%

Verizon Communications Inc	582,352	31,493,596

Utilities - 2.8%

AmeriGas Partners LP	194,285	8,445,569
OGE Energy Corp	164,640	4,713,643
PG&E Corp	405,680	24,227,210

		37,386,422

Total Common Stocks (Cost $1,190,871,709)		1,318,836,968

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $34,945,818; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 - 03/31/22 and value $35,646,388)	$34,945,789	34,945,789

Total Short-Term Investment (Cost $34,945,789)		34,945,789

TOTAL INVESTMENTS - 99.7% (Cost $1,225,817,498)		1,353,782,757

OTHER ASSETS & LIABILITIES, NET - 0.3%		4,411,525

NET ASSETS - 100.0%		$1,358,194,282

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$134,764,067	$134,764,067	$-	$-
	Consumer Staples	156,929,734	154,998,109	1,931,625	-
	Energy	89,034,320	89,034,320	-	-
	Financials	243,010,118	243,010,118	-	-
	Health Care	182,658,089	182,658,089	-	-
	Industrials	182,045,934	182,045,934	-	-
	Information Technology	236,766,196	236,766,196	-	-
	Materials	24,748,492	24,748,492	-	-
	Telecommunication Services	31,493,596	31,493,596	-	-
	Utilities	37,386,422	37,386,422	-	-

	Total Common Stocks	1,318,836,968	1,316,905,343	1,931,625	-

	Short-Term Investment	34,945,789	-	34,945,789	-

	Total	$1,353,782,757	$1,316,905,343	$36,877,414	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 13.3%

American Eagle Outfitters Inc	504,162	$8,404,381
Big Lots Inc	134,280	6,081,541
Chipotle Mexican Grill Inc *	7,917	3,728,669
Darden Restaurants Inc	128,698	8,532,677
DR Horton Inc	82,425	2,491,708
DSW Inc ‘A’	73,457	2,030,351
Expedia Inc	31,461	3,392,125
Foot Locker Inc	73,948	4,769,646
Harman International Industries Inc	49,904	4,443,452
Lear Corp	66,606	7,404,589
NVR Inc *	1,564	2,709,474
O’Reilly Automotive Inc *	36,360	9,950,278
Panera Bread Co ‘A’ *	26,966	5,523,446
PulteGroup Inc	227,330	4,253,344
PVH Corp	21,459	2,125,729
Ross Stores Inc	35,572	2,059,619
Royal Caribbean Cruises Ltd	62,813	5,160,088
Texas Roadhouse Inc	175,580	7,651,776
Thor Industries Inc	195,350	12,457,469
Vail Resorts Inc	45,714	6,111,962

		109,282,324

Consumer Staples - 7.0%

Casey’s General Stores Inc	18,299	2,073,643
ConAgra Foods Inc	256,928	11,464,127
Hormel Foods Corp	56,166	2,428,618
Molson Coors Brewing Co ‘B’	27,552	2,649,951
Monster Beverage Corp *	38,389	5,120,325
The Clorox Co	40,602	5,118,288
The Hain Celestial Group Inc *	35,215	1,440,646
The JM Smucker Co	70,655	9,173,845
The Kroger Co	170,595	6,525,259
Tyson Foods Inc ‘A’	171,194	11,411,792

		57,406,494

Energy - 3.4%

Concho Resources Inc *	8,052	813,574
Gulfport Energy Corp *	286,785	8,127,487
Oceaneering International Inc	137,661	4,575,852
Parsley Energy Inc ‘A’ *	206,511	4,667,149
Pioneer Natural Resources Co	23,501	3,307,531
RPC Inc	456,264	6,469,823

		27,961,416

Financials - 25.5%

Affiliated Managers Group Inc *	30,631	4,974,474
Arch Capital Group Ltd * (Bermuda)	157,996	11,233,516
Axis Capital Holdings Ltd	124,113	6,883,307
BankUnited Inc	289,153	9,958,429
CBOE Holdings Inc	143,516	9,375,900
Citizens Financial Group Inc	821,922	17,219,266
Evercore Partners Inc ‘A’	49,022	2,536,888
Host Hotels & Resorts Inc REIT	412,014	6,880,634
KeyCorp	991,076	10,941,479
Lamar Advertising Co ‘A’ REIT	186,779	11,486,908
Lazard Ltd ‘A’	87,922	3,411,374
Lincoln National Corp	172,220	6,751,024
National Retail Properties Inc REIT	247,945	11,455,059
Omega Healthcare Investors Inc REIT	325,396	11,486,479
Outfront Media Inc REIT	208,096	4,390,826
Public Storage REIT	10,091	2,783,401
Senior Housing Properties Trust REIT	776,817	13,897,256
Signature Bank *	67,989	9,254,663
SunTrust Banks Inc	93,355	3,368,248
T Rowe Price Group Inc	367,460	26,993,612
The Hartford Financial Services Group Inc	130,467	6,011,919

	Shares	Value
Unum Group	224,689	$6,947,384
White Mountains Insurance Group Ltd	14,222	11,414,577

		209,656,623

Health Care - 7.8%

ABIOMED Inc *	99,606	9,443,645
Amsurg Corp *	44,974	3,355,060
BioMarin Pharmaceutical Inc *	10,027	827,027
Centene Corp *	44,758	2,755,750
DaVita HealthCare Partners Inc *	78,666	5,772,511
Edwards Lifesciences Corp *	45,366	4,001,735
Hologic Inc *	124,253	4,286,728
Humana Inc	40,482	7,406,182
Incyte Corp *	51,578	3,737,858
Ionis Pharmaceuticals Inc *	29,597	1,198,678
Molina Healthcare Inc *	43,583	2,810,668
PAREXEL International Corp *	40,533	2,542,635
PerkinElmer Inc	64,712	3,200,656
Perrigo Co PLC	24,701	3,159,999
St Jude Medical Inc	159,856	8,792,080
Universal Health Services Inc ‘B’	10,359	1,291,974

		64,583,186

Industrials - 15.1%

Acuity Brands Inc	75,792	16,533,267
AMERCO	15,287	5,462,198
BWX Technologies Inc	311,681	10,460,014
Huntington Ingalls Industries Inc	47,447	6,497,392
JB Hunt Transport Services Inc	19,086	1,607,805
Kirby Corp *	50,063	3,018,298
ManpowerGroup Inc	114,938	9,358,252
Masco Corp	375,880	11,821,426
Old Dominion Freight Line Inc *	47,311	3,293,792
Orbital ATK Inc	120,832	10,505,134
Robert Half International Inc	197,325	9,191,398
Southwest Airlines Co	100,606	4,507,149
Spirit Airlines Inc *	283,099	13,583,090
Textron Inc	251,923	9,185,113
United Rentals Inc *	141,325	8,789,002

		123,813,330

Information Technology - 14.4%

Activision Blizzard Inc	187,766	6,354,001
Avnet Inc	50,503	2,237,283
Broadcom Ltd (Singapore)	15,089	2,331,251
Broadridge Financial Solutions Inc	73,271	4,345,703
Computer Sciences Corp	489,347	16,828,643
CSRA Inc	240,136	6,459,658
DST Systems Inc	94,095	10,611,093
Fiserv Inc *	40,322	4,136,231
FLIR Systems Inc	209,510	6,903,355
Harris Corp	86,895	6,765,645
IAC/InterActiveCorp	108,016	5,085,393
Integrated Device Technology Inc *	170,929	3,493,789
Jack Henry & Associates Inc	42,193	3,568,262
Lam Research Corp	61,141	5,050,247
NVIDIA Corp	217,350	7,744,180
NXP Semiconductors NV * (Netherlands)	18,028	1,461,530
Palo Alto Networks Inc *	45,258	7,383,390
Science Applications International Corp	120,310	6,417,335
Skyworks Solutions Inc	84,790	6,605,141
Take-Two Interactive Software Inc *	118,959	4,481,186

		118,263,316

Materials - 5.5%

Agnico Eagle Mines Ltd (NYSE) (Canada)	222,974	8,062,740
Allegheny Technologies Inc	240,049	3,912,799
Celanese Corp ‘A’	155,684	10,197,302
Louisiana-Pacific Corp *	122,575	2,098,484
Martin Marietta Materials Inc	37,257	5,942,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Nucor Corp	76,576	$3,622,045
Steel Dynamics Inc	198,793	4,474,830
Vulcan Materials Co	50,678	5,350,077
Westlake Chemical Corp	43,391	2,009,003

		45,670,144

Utilities - 7.6%

American States Water Co	120,523	4,743,785
American Water Works Co Inc	118,733	8,184,266
Atmos Energy Corp	471,413	35,007,129
ONE Gas Inc	72,169	4,409,526
Xcel Energy Inc	236,594	9,894,361

		62,239,067

Total Common Stocks (Cost $773,948,895)		818,875,900

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $2,076,678; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $2,119,000)	$2,076,676	2,076,676

Total Short-Term Investment (Cost $2,076,676)		2,076,676

TOTAL INVESTMENTS - 99.9% (Cost $776,025,571)		820,952,576

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,174,187

NET ASSETS - 100.0%		$822,126,763

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$818,875,900	$818,875,900	$-	$-
	Short-Term Investment	2,076,676	-	2,076,676	-

	Total	$820,952,576	$818,875,900	$2,076,676	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 23.1%

Bed Bath & Beyond Inc *	174,393	$8,656,868
BorgWarner Inc	215,016	8,256,614
Burberry Group PLC (United Kingdom)	329,320	6,438,150
DR Horton Inc	295,722	8,939,676
DSW Inc ‘A’	267,540	7,394,806
Dunkin’ Brands Group Inc	240,078	11,324,479
Kate Spade & Co *	259,392	6,619,684
lululemon athletica Inc *	78,962	5,346,517
Mattel Inc	375,520	12,624,982
Polaris Industries Inc	119,381	11,756,641
Ralph Lauren Corp	71,266	6,860,065
Tiffany & Co	123,710	9,077,840
Tractor Supply Co	104,686	9,469,896
TripAdvisor Inc *	87,094	5,791,751
Under Armour Inc ‘A’ *	58,568	4,968,323
Williams-Sonoma Inc	130,748	7,157,146

		130,683,438

Consumer Staples - 6.6%

Blue Buffalo Pet Products Inc *	231,967	5,952,273
Mead Johnson Nutrition Co ‡	171,190	14,546,015
The Hain Celestial Group Inc *	219,266	8,970,172
Whole Foods Market Inc	261,373	8,131,314

		37,599,774

Energy - 4.4%

Cabot Oil & Gas Corp	268,700	6,102,177
Cimarex Energy Co	61,937	6,024,612
Continental Resources Inc *	243,635	7,396,759
Noble Energy Inc	179,598	5,641,173

		25,164,721

Financials - 11.4%

CME Group Inc ‘A’	156,987	15,078,601
First Republic Bank	148,954	9,926,295
Northern Trust Corp ‡	209,170	13,631,609
Oaktree Capital Group LLC	110,021	5,427,336
Signature Bank *	75,920	10,334,230
Willis Towers Watson PLC	86,192	10,227,543

		64,625,614

Health Care - 16.9%

Acadia Healthcare Co Inc *	85,311	4,701,489
ACADIA Pharmaceuticals Inc *	136,797	3,824,844
Align Technology Inc *	118,671	8,626,195
Alkermes PLC *	182,275	6,231,982
BioMarin Pharmaceutical Inc *	89,027	7,342,947
Diplomat Pharmacy Inc *	115,219	3,157,001
Edwards Lifesciences Corp *	82,842	7,307,493
Henry Schein Inc *	40,790	7,041,578
Intuitive Surgical Inc * ‡	28,148	16,918,355
Laboratory Corp of America Holdings *	75,783	8,876,463
Medivation Inc *	107,633	4,948,965
Zoetis Inc ‡	376,076	16,671,449

		95,648,761

Industrials - 12.7%

Expeditors International of Washington Inc ‡	236,516	11,544,346
Fastenal Co ‡	410,531	20,116,019
Fortune Brands Home & Security Inc	253,391	14,200,032
Generac Holdings Inc *	128,702	4,792,863
IDEX Corp	91,838	7,611,533
Verisk Analytics Inc *	113,735	9,089,701
Woodward Inc	83,006	4,317,972

		71,672,466

	Shares	Value
Information Technology - 19.9%

Akamai Technologies Inc *	40,458	$2,248,251
ANSYS Inc *	96,459	8,629,222
CoStar Group Inc *	72,265	13,598,105
Electronic Arts Inc *	237,546	15,704,166
Ellie Mae Inc *	45,772	4,148,774
GrubHub Inc *	246,986	6,206,758
Guidewire Software Inc *	93,633	5,101,126
Harris Corp	103,079	8,025,731
Maxim Integrated Products Inc	62,379	2,294,300
Microchip Technology Inc	313,978	15,133,740
Pandora Media Inc *	751,160	6,722,882
Red Hat Inc *	108,867	8,111,680
ServiceNow Inc *	144,123	8,817,445
Trimble Navigation Ltd *	307,474	7,625,355

		112,367,535

Materials - 3.3%

The Scotts Miracle-Gro Co ‘A’	105,788	7,698,193
The Valspar Corp	103,283	11,053,346

		18,751,539

Total Common Stocks (Cost $563,230,105)		556,513,848

PURCHASED OPTIONS - 0.0%
(See Note (b) in Notes to Schedule of Investments)
(Cost $922,990)		80,482

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $10,916,575; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $11,134,938)	$10,916,566	10,916,566

Total Short-Term Investment (Cost $10,916,566)		10,916,566

TOTAL INVESTMENTS - 100.2% (Cost $575,069,661)		567,510,896

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,409,297)

NET ASSETS - 100.0%		$566,101,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2016, investments with a total aggregate value of $615,596 were fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(b)	Purchased options outstanding as of March 31, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - SPDR S&P MidCap 400 Trust (04/16)	247.50	04/08/16	CIT	1,383	$349,899	$9,128
Put - Russell 2000 (04/16)	1,050.00	04/08/16	MSC	285	376,961	9,006

					726,860	18,134

			Exchange
Put - S&P 500 (04/16)	1,965.00	04/08/16	CME	110	196,130	62,348

Total Purchased Options					$922,990	$80,482

(c)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	490	$2,048,690
Call Options Written	835	115,731
Put Options Written	4,308	3,795,889
Put Options Expired	(744)	(251,597)
Call Options Closed	(835)	(115,731)
Put Options Closed	(3,528)	(4,068,348)

Outstanding, March 31, 2016	526	$1,524,634

(d)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - Pacira Pharmaceuticals Inc (05/16)	$85.00	05/20/16	GSC	490	$1,518,510	($1,576,330)

			Exchange
Put - lululemon athletica Inc (04/16)	55.00	04/01/16	CME	36	6,124	–

Total Written Options					$1,524,634	($1,576,330)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$130,683,438	$124,245,288	$6,438,150	$-
	Consumer Staples	37,599,774	37,599,774	-	-
	Energy	25,164,721	25,164,721	-	-
	Financials	64,625,614	64,625,614	-	-
	Health Care	95,648,761	95,648,761	-	-
	Industrials	71,672,466	71,672,466	-	-
	Information Technology	112,367,535	112,367,535	-	-
	Materials	18,751,539	18,751,539	-	-

	Total Common Stocks	556,513,848	550,075,698	6,438,150	-

	Short-Term Investment	10,916,566	-	10,916,566	-
	Derivatives:
	Equity Contracts
	Purchased Options	80,482	-	80,482	-

	Total Assets	567,510,896	550,075,698	17,435,198	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(1,576,330)	-	(1,576,330)	-

	Total Liabilities	(1,576,330)	-	(1,576,330)	-

	Total	$565,934,566	$550,075,698	$15,858,868	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 7.3%

Best Buy Co Inc	137,168	$4,449,730
Brunswick Corp	213,211	10,229,864
CBS Corp ‘B’	74,404	4,098,916
Expedia Inc	64,465	6,950,616
Harley-Davidson Inc	87,142	4,472,999
Lear Corp	104,483	11,615,375
Newell Rubbermaid Inc	241,074	10,677,168
Omnicom Group Inc	124,071	10,326,429
Starz ‘A’ *	34,898	918,864
Tenneco Inc *	186,331	9,597,910

		73,337,871

Consumer Staples - 1.3%

Coca-Cola Enterprises Inc	122,628	6,222,145
Constellation Brands Inc ‘A’	48,213	7,284,502

		13,506,647

Energy - 6.2%

Anadarko Petroleum Corp	43,814	2,040,418
Bristow Group Inc	114,982	2,175,459
Cimarex Energy Co	84,238	8,193,830
Diamondback Energy Inc *	116,059	8,957,434
Energen Corp	250,307	9,158,733
EQT Corp	94,503	6,356,272
Kosmos Energy Ltd *	208,329	1,212,475
Marathon Petroleum Corp	204,086	7,587,917
Parsley Energy Inc ‘A’ *	364,918	8,247,147
RSP Permian Inc *	172,630	5,013,175
Western Refining Inc	118,261	3,440,213

		62,383,073

Financials - 31.9%

Alleghany Corp *	23,193	11,508,367
Ally Financial Inc *	251,782	4,713,359
American Assets Trust Inc REIT	106,300	4,243,496
American Homes 4 Rent ‘A’ REIT	277,618	4,414,126
Aon PLC	165,069	17,241,457
BB&T Corp	293,485	9,764,246
Boston Properties Inc REIT	100,733	12,801,150
CNO Financial Group Inc	260,297	4,664,522
Discover Financial Services	244,964	12,473,567
Douglas Emmett Inc REIT	187,431	5,643,547
East West Bancorp Inc	197,057	6,400,411
Equity Residential REIT	192,365	14,433,146
Essex Property Trust Inc REIT	28,138	6,580,353
Fifth Third Bancorp	821,465	13,710,251
General Growth Properties Inc REIT	174,297	5,181,850
Huntington Bancshares Inc	1,193,069	11,381,878
Kilroy Realty Corp REIT	55,665	3,443,994
Kimco Realty Corp REIT	388,849	11,191,074
Loews Corp	167,382	6,404,035
Marsh & McLennan Cos Inc	154,800	9,410,292
Moody’s Corp	41,195	3,977,789
Navient Corp	407,128	4,873,322
Raymond James Financial Inc	202,542	9,643,025
Regency Centers Corp REIT	182,053	13,626,667
Reinsurance Group of America Inc	93,879	9,035,854
SEI Investments Co	195,902	8,433,581
SL Green Realty Corp REIT	114,701	11,112,233
SLM Corp *	490,554	3,119,923
State Street Corp	77,337	4,525,761
SunTrust Banks Inc	299,840	10,818,227
TD Ameritrade Holding Corp	410,615	12,946,691
The Allstate Corp	147,798	9,957,151
The Charles Schwab Corp	174,287	4,883,522
The Macerich Co REIT	73,278	5,806,549
Torchmark Corp	102,989	5,577,884
Unum Group	387,357	11,977,079
Willis Towers Watson PLC	32,915	3,905,694
WR Berkley Corp	123,220	6,924,964
XL Group PLC (Ireland)	159,451	5,867,797

		322,618,834

	Shares	Value
Health Care - 7.3%

Becton Dickinson & Co	50,215	$7,623,641
Boston Scientific Corp *	465,450	8,755,114
Bruker Corp	107,955	3,022,740
Cardinal Health Inc	168,569	13,814,230
DaVita HealthCare Partners Inc *	73,992	5,429,533
ICON PLC *	157,727	11,845,298
Laboratory Corp of America Holdings *	59,119	6,924,608
St Jude Medical Inc	119,643	6,580,365
Zimmer Biomet Holdings Inc	95,911	10,226,990

		74,222,519

Industrials - 13.5%

Curtiss-Wright Corp	74,639	5,647,933
Delta Air Lines Inc	61,198	2,979,119
Equifax Inc	117,878	13,472,277
Fluor Corp	97,679	5,245,362
Hubbell Inc	44,096	4,671,089
Huntington Ingalls Industries Inc	103,888	14,226,423
Ingersoll-Rand PLC	152,273	9,442,449
ManpowerGroup Inc	146,749	11,948,304
Masco Corp	500,719	15,747,612
Parker-Hannifin Corp	37,032	4,113,515
Robert Half International Inc	355,095	16,540,325
Stanley Black & Decker Inc	108,944	11,461,998
Textron Inc	150,589	5,490,475
The Timken Co	116,330	3,895,892
WABCO Holdings Inc *	42,519	4,546,131
WESCO International Inc *	135,150	7,388,650

		136,817,554

Information Technology - 15.2%

Activision Blizzard Inc	479,221	16,216,839
Alliance Data Systems Corp *	25,374	5,582,280
Amdocs Ltd	269,805	16,301,618
Arrow Electronics Inc *	182,756	11,771,314
Avnet Inc	206,265	9,137,539
Broadcom Ltd (Singapore)	57,747	8,921,912
eBay Inc *	145,464	3,470,771
Fidelity National Information Services Inc	191,917	12,150,265
Flextronics International Ltd *	567,616	6,845,449
Harris Corp	153,436	11,946,527
IAC/InterActiveCorp	110,245	5,190,335
Jabil Circuit Inc	366,113	7,054,998
Microsemi Corp *	221,433	8,483,098
NetEase Inc ADR (China)	40,682	5,841,122
ON Semiconductor Corp *	223,714	2,145,417
Seagate Technology PLC	95,369	3,285,462
TE Connectivity Ltd (Switzerland)	99,397	6,154,662
Total System Services Inc	153,193	7,288,923
Western Digital Corp	133,897	6,325,294

		154,113,825

Materials - 7.5%

Avery Dennison Corp	91,774	6,617,823
Berry Plastics Group Inc *	111,446	4,028,773
CF Industries Holdings Inc	150,924	4,729,958
Crown Holdings Inc *	130,018	6,447,593
Graphic Packaging Holding Co	1,200,934	15,432,002
Methanex Corp (NASDAQ) (Canada)	86,913	2,791,645
Packaging Corp of America	103,100	6,227,240
PolyOne Corp	109,441	3,310,590
PPG Industries Inc	44,913	5,007,350
Steel Dynamics Inc	220,166	4,955,937
The Mosaic Co	150,070	4,051,890
The Valspar Corp	73,534	7,869,609
WestRock Co	109,757	4,283,816

		75,754,226

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Utilities - 7.4%

Alliant Energy Corp	87,479	$6,497,940
Ameren Corp	147,677	7,398,618
American Electric Power Co Inc	195,791	13,000,522
Edison International	191,955	13,799,645
FirstEnergy Corp	175,339	6,306,944
Great Plains Energy Inc	233,819	7,540,663
PG&E Corp	199,593	11,919,694
Portland General Electric Co	156,599	6,184,094
Westar Energy Inc	51,423	2,551,095

		75,199,215

Total Common Stocks (Cost $1,006,434,704)		987,953,764

	Principal Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $20,027,629; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $20,431,706)	$20,027,612	20,027,612

Total Short-Term Investment (Cost $20,027,612)		20,027,612

TOTAL INVESTMENTS - 99.6% (Cost $1,026,462,316)		1,007,981,376

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,684,807

NET ASSETS - 100.0%		$1,011,666,183

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$987,953,764	$987,953,764	$-	$-
	Short-Term Investment	20,027,612	-	20,027,612	-

	Total	$1,007,981,376	$987,953,764	$20,027,612	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.0%

Consumer Discretionary - 11.0%

Abercrombie & Fitch Co ‘A’	24,165	762,164
AMC Entertainment Holdings Inc ‘A’	6,887	192,767
America’s Car-Mart Inc *	2,446	61,150
American Eagle Outfitters Inc	7,256	120,957
American Public Education Inc *	5,745	118,519
Apollo Education Group Inc *	32,812	269,551
Arctic Cat Inc	2,752	46,234
Ascena Retail Group Inc *	48,657	538,146
Ascent Capital Group Inc ‘A’ *	4,594	68,037
Barnes & Noble Education Inc *	11,142	109,192
Barnes & Noble Inc	17,630	217,907
Bassett Furniture Industries Inc	1,900	60,534
Beazer Homes USA Inc *	11,451	99,853
bebe stores Inc *	10,169	5,591
Belmond Ltd ‘A’ * (United Kingdom)	33,630	319,149
Big 5 Sporting Goods Corp	6,317	70,182
Biglari Holdings Inc *	575	213,733
Black Diamond Inc *	7,403	33,462
Bob Evans Farms Inc	6,488	302,925
Bravo Brio Restaurant Group Inc *	664	5,146
Bridgepoint Education Inc *	5,940	59,875
BRP Inc * (Canada)	178,667	2,672,955
Brunswick Corp	11,800	566,164
Build-A-Bear Workshop Inc *	4,704	61,105
Burlington Stores Inc *	2,718	152,860
Caesars Acquisition Co ‘A’ *	16,081	98,416
Caesars Entertainment Corp *	19,059	129,601
CalAtlantic Group Inc	20,969	700,784
Caleres Inc	125,168	3,541,003
Callaway Golf Co	27,193	248,000
Cambium Learning Group Inc *	4,437	18,946
Career Education Corp *	23,302	105,791
Carmike Cinemas Inc *	8,089	242,994
Carriage Services Inc	4,390	94,868
Carrols Restaurant Group Inc *	1,636	23,624
Cavco Industries Inc *	678	63,366
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	5,814	14,826
Century Communities Inc *	4,996	85,282
Chegg Inc *	16,213	72,310
Cherokee Inc *	278	4,946
Christopher & Banks Corp *	13,126	31,371
Citi Trends Inc	5,092	90,790
Columbia Sportswear Co	3,002	180,390
Conn’s Inc *	8,463	105,449

	Shares	Value
Cooper Tire & Rubber Co	17,797	$658,845
Cooper-Standard Holding Inc *	4,406	316,527
Core-Mark Holding Co Inc	3,863	315,066
Cracker Barrel Old Country Store Inc	425	64,885
Crocs Inc *	394,876	3,798,707
Crown Media Holdings Inc ‘A’ *	2,154	10,942
CSS Industries Inc	3,194	89,208
Cumulus Media Inc ‘A’ *	50,577	23,483
Daily Journal Corp *	387	75,732
Dana Holding Corp	25,066	353,180
Deckers Outdoor Corp *	4,929	295,296
Del Frisco’s Restaurant Group Inc *	7,794	129,224
Denny’s Corp *	7,930	82,155
Destination XL Group Inc *	9,586	49,560
DeVry Education Group Inc	22,216	383,670
DineEquity Inc	410	38,306
DreamWorks Animation SKG Inc ‘A’ *	26,381	658,206
Drew Industries Inc	89,200	5,749,832
Duluth Holdings Inc *	980	19,100
Eldorado Resorts Inc *	5,009	57,303
Empire Resorts Inc *	88	1,201
Entercom Communications Corp ‘A’ *	8,796	93,062
Entravision Communications Corp ‘A’	1,001	7,447
Eros International PLC *	9,813	112,948
Escalade Inc	2,543	29,931
Ethan Allen Interiors Inc	8,875	282,402
EVINE Live Inc *	17,677	20,682
Express Inc *	3,022	64,701
Federal-Mogul Holdings Corp *	10,487	103,612
Fenix Parts Inc *	1,717	7,898
Flexsteel Industries Inc	2,070	90,418
Fogo De Chao Inc *	304	4,745
Fred’s Inc ‘A’	12,857	191,698
FTD Cos Inc *	6,373	167,291
Genesco Inc *	54,420	3,931,845
Gentex Corp	133,900	2,100,891
Green Brick Partners Inc *	7,518	57,062
Group 1 Automotive Inc	6,420	376,790
Guess? Inc	21,549	404,475
Harte-Hanks Inc	17,328	43,840
Haverty Furniture Cos Inc	7,082	149,855
Helen of Troy Ltd *	11,244	1,165,890
Hemisphere Media Group Inc *	3,219	42,265
Hooker Furniture Corp	3,540	116,289
Horizon Global Corp *	6,029	75,845
Houghton Mifflin Harcourt Co *	40,529	808,148
Hovnanian Enterprises Inc ‘A’ *	42,830	66,815
Iconix Brand Group Inc *	16,646	134,000
International Speedway Corp ‘A’	9,687	357,547
Intrawest Resorts Holdings Inc *	5,098	43,588
iRobot Corp *	8,454	298,426
Isle of Capri Casinos Inc *	412	5,768
J Alexander’s Holdings Inc *	4,819	50,889
JAKKS Pacific Inc *	5,858	43,583
Johnson Outdoors Inc ‘A’	1,757	39,041
Journal Media Group Inc	8,159	97,582
K12 Inc *	11,759	116,296
KB Home	26,620	380,134
Kona Grill Inc *	1,443	18,687
La-Z-Boy Inc	128,265	3,429,806
Lands’ End Inc *	4,719	120,382
LGI Homes Inc *	3,603	87,229
Libbey Inc	470	8,742
Liberty TripAdvisor Holdings Inc ‘A’ *	18,416	408,099
Lifetime Brands Inc	3,781	56,980
Lumber Liquidators Holdings Inc *	9,451	123,997
M/I Homes Inc *	133,793	2,495,239
MarineMax Inc *	4,256	82,864
Marriott Vacations Worldwide Corp	3,695	249,412
MCBC Holdings Inc *	743	10,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
MDC Holdings Inc	8,949	$224,262
MDC Partners Inc ‘A’	11,003	259,671
Media General Inc *	33,326	543,547
Meredith Corp	12,829	609,377
Meritage Homes Corp *	12,915	470,881
Metaldyne Performance Group Inc	1,741	29,266
Modine Manufacturing Co *	16,657	183,394
Monarch Casino & Resort Inc *	3,449	67,118
Morgans Hotel Group Co *	5,935	8,190
Motorcar Parts of America Inc *	462	17,547
Movado Group Inc	5,585	153,755
NACCO Industries Inc ‘A’	1,426	81,867
National CineMedia Inc	16,476	250,600
New Media Investment Group Inc	15,580	259,251
Noodles & Co *	1,341	15,904
Ollie’s Bargain Outlet Holdings Inc *	916	21,462
Penn National Gaming Inc *	25,767	430,051
Performance Sports Group Ltd *	14,687	46,705
Perry Ellis International Inc *	4,227	77,819
Planet Fitness Inc ‘A’ *	2,152	34,948
Reading International Inc ‘A’ *	4,348	52,089
Regis Corp *	12,553	190,680
Rent-A-Center Inc	18,430	292,115
Ruby Tuesday Inc *	21,669	116,579
Ruth’s Hospitality Group Inc	3,931	72,370
Saga Communications Inc ‘A’	1,279	51,237
Scholastic Corp	9,277	346,681
Sequential Brands Group Inc *	2,522	16,116
Shake Shack Inc ‘A’ *	277	10,338
Shoe Carnival Inc	5,172	139,437
Shutterfly Inc *	4,503	208,804
Sizmek Inc *	7,716	22,376
Skullcandy Inc *	5,274	18,775
Sonic Automotive Inc ‘A’	10,717	198,050
Sonic Corp	4,745	166,834
Speedway Motorsports Inc	4,029	79,895
Sportsman’s Warehouse Holdings Inc *	3,731	47,011
Stage Stores Inc	11,133	89,732
Standard Motor Products Inc	6,921	239,813
Stein Mart Inc	10,184	74,649
Strattec Security Corp	1,040	59,686
Strayer Education Inc *	2,312	112,710
Superior Industries International Inc	8,048	177,700
Taylor Morrison Home Corp ‘A’ *	11,382	160,714
The Cato Corp ‘A’	99,621	3,840,390
The Children’s Place Inc	5,300	442,391
The EW Scripps Co ‘A’	7,419	115,662
The Finish Line Inc ‘A’	11,564	244,000
The Marcus Corp	6,410	121,469
The New Home Co Inc *	3,054	37,442
The New York Times Co ‘A’	38,260	476,720
Thor Industries Inc	66,289	4,227,250
Tilly’s Inc ‘A’ *	4,088	27,349
Time Inc	38,043	587,384
Tower International Inc	3,315	90,168
Townsquare Media Inc ‘A’ *	2,375	26,624
TRI Pointe Group Inc *	53,124	625,801
Tribune Publishing Co	4,227	32,632
Tuesday Morning Corp *	2,816	23,035
Unifi Inc *	4,872	111,617
Universal Electronics Inc *	824	51,080
Universal Technical Institute Inc	7,621	32,846
Vera Bradley Inc *	7,545	153,465
Vitamin Shoppe Inc *	8,732	270,343
VOXX International Corp *	6,337	28,326
WCI Communities Inc *	5,478	101,781
Weight Watchers International Inc *	771	11,203
West Marine Inc *	6,327	57,512
Weyco Group Inc	2,119	56,408
William Lyon Homes ‘A’ *	5,840	84,622

	Shares	Value
Wingstop Inc *	340	$7,711
Winnebago Industries Inc	79,160	1,777,142
ZAGG Inc *	578	5,208
Zumiez Inc *	1,513	30,139

		65,754,666

Consumer Staples - 3.7%

AGT Food & Ingredients Inc (Canada)	17,100	499,669
Alico Inc	1,237	34,154
Amplify Snack Brands Inc *	2,396	34,311
Arcadia Biosciences Inc *	1,721	4,784
B&G Foods Inc	1,110	38,639
Central Garden & Pet Co ‘A’ *	12,992	211,640
Coca-Cola Bottling Co Consolidated	137	21,887
Craft Brew Alliance Inc *	2,364	19,456
Darling Ingredients Inc *	57,592	758,487
Dean Foods Co	17,728	307,049
Elizabeth Arden Inc *	9,020	73,874
Fairway Group Holdings Corp *	4,764	1,668
Fresh Del Monte Produce Inc	11,563	486,455
GrainCorp Ltd ‘A’ (Australia)	127,620	736,664
HRG Group Inc *	15,132	210,789
Ingles Markets Inc ‘A’	3,365	126,187
Inter Parfums Inc	3,471	107,254
John B Sanfilippo & Son Inc	2,155	148,889
Lancaster Colony Corp	2,235	247,124
Landec Corp *	155,272	1,630,356
Maple Leaf Foods Inc (Canada)	428,700	8,961,852
National Beverage Corp *	184	7,787
Nature’s Sunshine Products Inc	3,593	34,493
Nutraceutical International Corp *	2,953	71,905
Oil-Dri Corp of America	1,708	57,696
Omega Protein Corp *	7,552	127,931
Orchids Paper Products Co	2,359	64,896
Performance Food Group Co *	2,404	56,133
Post Holdings Inc *	21,406	1,472,091
Revlon Inc ‘A’ *	2,900	105,589
Sanderson Farms Inc	7,795	702,953
Seaboard Corp *	83	249,250
Seneca Foods Corp ‘A’ *	2,536	88,101
Smart & Final Stores Inc *	8,400	136,080
Snyder’s-Lance Inc	17,287	544,195
SpartanNash Co	13,032	395,000
SUPERVALU Inc *	91,200	525,312
Synutra International Inc *	906	4,503
The Andersons Inc	9,881	310,362
Tootsie Roll Industries Inc	4,238	148,091
TreeHouse Foods Inc *	19,794	1,717,129
United Natural Foods Inc *	1,400	56,420
Universal Corp	7,870	447,095
Village Super Market Inc ‘A’	2,468	59,627
Weis Markets Inc	3,824	172,309

		22,216,136

Energy - 3.8%

Abraxas Petroleum Corp *	33,357	33,691
Adams Resources & Energy Inc	770	30,785
Alon USA Energy Inc	10,832	111,786
Approach Resources Inc *	12,851	14,907
Archrock Inc (Greece)	23,842	190,736
Ardmore Shipping Corp (Ireland)	6,201	52,398
Atwood Oceanics Inc	22,525	206,554
Basic Energy Services Inc *	14,578	40,235
Bill Barrett Corp *	17,339	107,849
Bonanza Creek Energy Inc *	17,300	27,507
Bristow Group Inc	12,170	230,256
C&J Energy Services Ltd *	19,544	27,557
Callon Petroleum Co *	34,020	301,077
CARBO Ceramics Inc	6,806	96,645
Carrizo Oil & Gas Inc *	19,213	594,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Clayton Williams Energy Inc *	2,021	$18,027
Clean Energy Fuels Corp *	28,045	82,172
Cloud Peak Energy Inc *	21,609	42,137
Contango Oil & Gas Co *	5,898	69,537
Delek US Holdings Inc	8,930	136,093
DHT Holdings Inc	32,297	186,031
Dorian LPG Ltd *	8,692	81,705
Earthstone Energy Inc *	428	5,183
Eclipse Resources Corp *	16,236	23,380
Energen Corp	66,700	2,440,553
Energy Fuels Inc * (Canada)	6,627	14,646
Energy XXI Ltd	31,904	19,873
Era Group Inc *	7,145	67,020
Erin Energy Corp *	4,195	7,887
EXCO Resources Inc *	55,991	55,381
Exterran Corp *	11,921	184,299
Fairmount Santrol Holdings Inc *	2,258	5,668
Forum Energy Technologies Inc *	20,596	271,867
Frontline Ltd (Norway)	16,518	138,256
GasLog Ltd (Monaco)	14,419	140,441
Gastar Exploration Inc *	28,905	31,795
Gener8 Maritime Inc *	5,752	40,609
Geospace Technologies Corp *	4,496	55,481
Green Plains Inc	13,219	210,975
Gulfmark Offshore Inc ‘A’ *	8,823	54,438
Halcon Resources Corp *	25,402	24,414
Hallador Energy Co	2,969	13,568
Helix Energy Solutions Group Inc *	168,802	945,291
Hornbeck Offshore Services Inc *	11,160	110,819
Hunting PLC (United Kingdom)	426,262	1,952,111
Independence Contract Drilling Inc *	5,800	27,666
ION Geophysical Corp *	2,532	20,459
Jones Energy Inc ‘A’ *	10,270	34,199
Key Energy Services Inc *	44,924	16,595
Matador Resources Co *	11,621	220,334
Matrix Service Co *	9,310	164,787
McDermott International Inc *	83,000	339,470
Natural Gas Services Group Inc *	4,385	94,847
Navios Maritime Acquisition Corp	28,509	45,329
Newpark Resources Inc *	29,276	126,472
Nordic American Offshore Ltd * (Norway)	6,704	30,034
Nordic American Tankers Ltd	30,908	435,494
North Atlantic Drilling Ltd * (Norway)	2,529	6,929
Northern Oil & Gas Inc *	21,361	85,230
Oasis Petroleum Inc *	62,745	456,784
Oil States International Inc *	139,244	4,388,971
Pacific Ethanol Inc *	11,434	53,511
Panhandle Oil & Gas Inc ‘A’	3,095	53,574
Par Pacific Holdings Inc *	510	9,568
Parker Drilling Co *	42,375	89,835
Parsley Energy Inc ‘A’ *	22,395	506,127
PDC Energy Inc *	16,220	964,279
Peabody Energy Corp	6,418	14,890
PHI Inc *	4,057	76,637
Pioneer Energy Services Corp *	22,004	48,409
Renewable Energy Group Inc *	15,302	144,451
REX American Resources Corp *	2,047	113,547
Rex Energy Corp *	17,073	13,117
Ring Energy Inc *	8,433	42,587
RSP Permian Inc *	22,870	664,145
Sanchez Energy Corp *	18,244	100,160
Scorpio Tankers Inc (Monaco)	62,123	362,177
SEACOR Holdings Inc *	6,164	335,630
Seventy Seven Energy Inc *	18,838	10,928
Ship Finance International Ltd (Norway)	20,518	284,995
Stone Energy Corp *	19,859	15,689
Synergy Resources Corp *	36,995	287,451
Teekay Tankers Ltd ‘A’ (Bermuda)	33,185	121,789
Tesco Corp	13,425	115,589
TETRA Technologies Inc *	27,558	174,993

	Shares	Value
Tidewater Inc	16,329	$111,527
TransAtlantic Petroleum Ltd *	9,084	6,813
Triangle Petroleum Corp *	15,741	8,536
Ultra Petroleum Corp *	27,454	13,672
Unit Corp *	226,876	1,998,777
W&T Offshore Inc *	11,682	25,584
Westmoreland Coal Co *	6,125	44,161

		22,802,454

Financials - 29.0%

1st Source Corp	5,662	180,278
Acadia Realty Trust REIT	23,933	840,766
Access National Corp	2,473	49,040
AG Mortgage Investment Trust Inc REIT	10,107	132,098
Agree Realty Corp REIT	7,173	275,945
Alexander & Baldwin Inc	17,005	623,743
Alexander’s Inc REIT	42	15,983
Allegiance Bancshares Inc *	1,037	19,050
Altisource Asset Management Corp *	61	720
Altisource Residential Corp REIT	20,020	240,240
Ambac Financial Group Inc *	13,404	211,783
American Assets Trust Inc REIT	1,404	56,048
American Capital Mortgage Investment Corp REIT	16,548	242,925
American Equity Investment Life Holding Co	27,592	463,546
American National Bankshares Inc	3,039	76,978
Ameris Bancorp	11,208	331,533
AMERISAFE Inc	6,581	345,766
Ames National Corp	3,165	78,365
Anchor BanCorp Wisconsin Inc *	2,722	122,653
Anworth Mortgage Asset Corp REIT	34,478	160,667
Apollo Commercial Real Estate Finance Inc REIT	20,458	333,465
Apollo Residential Mortgage Inc REIT	11,273	151,284
Ares Commercial Real Estate Corp REIT	9,515	104,189
Argo Group International Holdings Ltd	9,714	557,486
Arlington Asset Investment Corp ‘A’	6,670	83,575
Armada Hoffler Properties Inc REIT	10,333	116,246
ARMOUR Residential REIT Inc	12,748	274,464
Arrow Financial Corp	3,893	103,437
Arthur J Gallagher & Co	50,900	2,264,032
Ashford Hospitality Prime Inc REIT	9,697	113,164
Ashford Hospitality Trust Inc REIT	29,296	186,908
Aspen Insurance Holdings Ltd (Bermuda)	134,380	6,409,926
Astoria Financial Corp	31,378	497,028
Atlas Financial Holdings Inc *	1,974	35,808
AV Homes Inc *	4,314	49,007
Baldwin & Lyons Inc ‘B’	3,260	80,229
Banc of California Inc	15,951	279,143
BancFirst Corp	2,489	141,948
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,505	254,431
BancorpSouth Inc	33,615	716,336
Bank Mutual Corp	16,112	121,968
Bank of Marin Bancorp	2,079	102,328
BankFinancial Corp	6,408	75,743
Banner Corp	7,270	305,631
Bar Harbor Bankshares	2,101	69,795
BBCN Bancorp Inc	27,638	419,821
BBX Capital Corp ‘A’ *	987	15,753
Bear State Financial Inc *	4,487	41,594
Beneficial Bancorp Inc *	28,879	395,354
Berkshire Hills Bancorp Inc	10,280	276,429
Blue Hills Bancorp Inc	9,720	132,872
Bluerock Residential Growth REIT Inc	6,604	71,852
BNC Bancorp	8,913	188,243
Boston Private Financial Holdings Inc	28,860	330,447
Brandywine Realty Trust REIT	209,800	2,943,494
Bridge Bancorp Inc	5,144	156,738
Brookline Bancorp Inc	24,537	270,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Bryn Mawr Bank Corp	5,757	$148,128
BSB Bancorp Inc *	2,752	61,837
C1 Financial Inc *	2,060	49,852
Calamos Asset Management Inc ‘A’	6,150	52,214
Camden National Corp	2,582	108,444
Capital Bank Financial Corp ‘A’	7,363	227,149
Capital City Bank Group Inc	3,654	53,312
Capitol Federal Financial Inc	48,677	645,457
Capstead Mortgage Corp REIT	33,695	333,244
Cardinal Financial Corp	10,444	212,535
Cascade Bancorp *	11,102	63,392
Cash America International Inc	8,855	342,157
CatchMark Timber Trust Inc ‘A’ REIT	13,602	147,310
Cathay General Bancorp	27,781	787,036
Cedar Realty Trust Inc REIT	29,579	213,856
CenterState Banks Inc	15,756	234,607
Central Pacific Financial Corp	7,927	172,571
Century Bancorp Inc ‘A’	1,169	45,486
Charter Financial Corp	5,774	77,949
Chatham Lodging Trust REIT	13,299	284,998
Chemical Financial Corp	119,208	4,254,534
Chesapeake Lodging Trust REIT	20,731	548,542
Citizens & Northern Corp	4,200	83,496
Citizens Inc *	16,827	121,827
City Holding Co	5,257	251,179
Clifton Bancorp Inc	9,022	136,413
CNB Financial Corp	5,055	88,917
CNO Financial Group Inc	64,766	1,160,607
CoBiz Financial Inc	12,661	149,653
Colony Capital Inc ‘A’ REIT	39,033	654,583
Colony Starwood Homes REIT	13,279	328,655
Columbia Banking System Inc	102,481	3,066,232
Community Bank System Inc	14,871	568,221
Community Trust Bancorp Inc	5,425	191,611
CommunityOne Bancorp *	4,452	59,123
ConnectOne Bancorp Inc	10,319	168,716
Consolidated-Tomoka Land Co	1,020	47,063
CorEnergy Infrastructure Trust Inc REIT	4,267	85,809
Cousins Properties Inc REIT	75,322	781,842
Cowen Group Inc ‘A’ *	34,051	129,734
Crawford & Co ‘B’	7,150	46,332
CU Bancorp *	5,855	123,950
CubeSmart REIT	13,642	454,279
Customers Bancorp Inc *	9,367	221,342
CVB Financial Corp	36,918	644,219
CyrusOne Inc REIT	2,436	111,203
CYS Investments Inc REIT	55,730	453,642
DCT Industrial Trust Inc REIT	30,874	1,218,597
DiamondRock Hospitality Co REIT	70,056	708,967
Dime Community Bancshares Inc	10,893	191,935
Donegal Group Inc ‘A’	3,048	43,830
DuPont Fabros Technology Inc REIT	14,257	577,836
Dynex Capital Inc REIT	17,962	119,447
Eagle Bancorp Inc *	2,511	120,528
EastGroup Properties Inc REIT	8,997	543,149
Education Realty Trust Inc REIT	21,947	912,995
EMC Insurance Group Inc	2,692	69,050
Employers Holdings Inc	4,393	123,619
Encore Capital Group Inc *	7,584	195,212
Endurance Specialty Holdings Ltd	24,591	1,606,776
Enova International Inc *	1,203	7,591
Enstar Group Ltd * (Bermuda)	3,169	515,216
Enterprise Bancorp Inc	2,711	71,137
Enterprise Financial Services Corp	6,986	188,901
EPR Properties REIT	19,939	1,328,336
Equity Bancshares Inc ‘A’ *	773	16,233
Equity One Inc REIT	25,335	726,101
EverBank Financial Corp	335,577	5,063,857
EZCORP Inc ‘A’ *	17,999	53,457
Farmers Capital Bank Corp	2,576	68,058

	Shares	Value
FBL Financial Group Inc ‘A’	3,371	$207,384
FCB Financial Holdings Inc ‘A’ *	9,720	323,287
Federal Agricultural Mortgage Corp ‘C’	3,376	127,376
Federated National Holding Co	5,025	98,792
FelCor Lodging Trust Inc REIT	49,763	404,076
Fidelity & Guaranty Life	3,918	102,808
Fidelity Southern Corp	7,418	118,985
Financial Institutions Inc	4,929	143,286
First American Financial Corp	37,728	1,437,814
First Bancorp Inc	3,592	70,080
First Bancorp NC	6,942	130,857
First BanCorp PR *	40,598	118,546
First Busey Corp	8,266	169,288
First Business Financial Services Inc	3,068	70,349
First Cash Financial Services Inc	761	35,052
First Citizens BancShares Inc ‘A’	2,674	671,361
First Commonwealth Financial Corp	31,155	276,033
First Community Bancshares Inc	5,347	106,084
First Connecticut Bancorp Inc	5,610	89,536
First Defiance Financial Corp	3,227	123,949
First Financial Bancorp	21,404	389,125
First Financial Bankshares Inc	9,323	275,774
First Financial Corp	3,821	130,716
First Industrial Realty Trust Inc REIT	38,420	873,671
First Interstate BancSystem Inc ‘A’	6,820	191,847
First Merchants Corp	14,082	331,913
First Midwest Bancorp Inc	27,067	487,747
First NBC Bank Holding Co *	5,348	110,115
First Potomac Realty Trust REIT	20,256	183,519
FirstMerit Corp	57,652	1,213,575
Flagstar Bancorp Inc *	7,191	154,319
Flushing Financial Corp	10,335	223,443
FNB Corp	70,641	919,041
FNFV Group *	26,121	283,413
Forestar Group Inc *	11,691	152,451
Fox Chase Bancorp Inc	3,970	76,700
Franklin Financial Network Inc *	1,921	51,867
Franklin Street Properties Corp REIT	30,881	327,647
FRP Holdings Inc *	2,427	86,401
Fulton Financial Corp	61,398	821,505
GAIN Capital Holdings Inc	9,682	63,514
German American Bancorp Inc	5,634	181,415
Getty Realty Corp REIT	8,906	176,606
Glacier Bancorp Inc	26,227	666,690
Gladstone Commercial Corp REIT	7,546	123,603
Global Indemnity PLC *	2,867	89,250
Government Properties Income Trust REIT	23,805	424,919
Gramercy Property Trust REIT	145,795	1,231,968
Great Ajax Corp REIT	1,727	19,325
Great Southern Bancorp Inc	3,651	135,562
Great Western Bancorp Inc	14,393	392,497
Green Bancorp Inc *	4,959	37,540
Green Dot Corp ‘A’ *	15,955	366,486
Greenlight Capital Re Ltd ‘A’ *	10,152	221,212
Guaranty Bancorp	5,125	79,233
Hallmark Financial Services Inc *	5,131	59,007
Hampton Roads Bankshares Inc *	11,503	20,360
Hancock Holding Co	27,705	636,107
Hanmi Financial Corp	11,037	243,035
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	13,214	253,973
Hatteras Financial Corp REIT	33,781	483,068
HCI Group Inc	2,684	89,377
Healthcare Realty Trust Inc REIT	34,935	1,079,142
Heartland Financial USA Inc	6,531	201,089
Heritage Commerce Corp	8,263	82,713
Heritage Financial Corp	10,512	184,696
Heritage Insurance Holdings Inc	3,219	51,407
Heritage Oaks Bancorp	8,253	64,291
Hersha Hospitality Trust REIT	16,159	344,833

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Highwoods Properties Inc REIT	32,724	$1,564,534
Hilltop Holdings Inc *	17,051	321,923
Hingham Institution for Savings	449	53,480
Home BancShares Inc	3,601	147,461
HomeStreet Inc *	6,378	132,726
HomeTrust Bancshares Inc *	6,593	120,850
Horace Mann Educators Corp	14,364	455,195
Horizon Bancorp	3,938	97,347
Houlihan Lokey Inc	2,877	71,637
Hudson Pacific Properties Inc REIT	25,870	748,160
IBERIABANK Corp	13,238	678,712
Impac Mortgage Holdings Inc *	262	3,634
Independence Holding Co	2,602	41,424
Independence Realty Trust Inc REIT	10,928	77,807
Independent Bank Corp MA	9,034	415,203
Independent Bank Corp MI	7,886	114,741
Independent Bank Group Inc	3,356	91,954
Infinity Property & Casualty Corp	3,960	318,780
InfraREIT Inc	7,599	129,563
International Bancshares Corp	18,845	464,718
INTL. FCStone Inc *	3,881	103,739
Invesco Mortgage Capital Inc REIT	40,665	495,300
Investment Technology Group Inc	10,381	229,420
Investors Bancorp Inc	115,406	1,343,326
Investors Real Estate Trust REIT	42,530	308,768
iStar Inc REIT *	27,157	262,337
James River Group Holdings Ltd	3,764	121,427
Janus Capital Group Inc	46,945	686,805
KCG Holdings Inc ‘A’ *	10,310	123,205
Kearny Financial Corp	32,635	403,042
Kemper Corp	15,118	447,039
Kennedy-Wilson Holdings Inc	29,228	640,093
Kite Realty Group Trust REIT	29,050	804,976
Ladder Capital Corp REIT	15,707	195,552
Ladenburg Thalmann Financial Services Inc *	33,242	83,105
Lakeland Bancorp Inc	15,266	154,950
Lakeland Financial Corp	71,249	3,261,779
LaSalle Hotel Properties REIT	39,396	997,113
LegacyTexas Financial Group Inc	16,527	324,756
Lexington Realty Trust REIT	71,575	615,545
Live Oak Bancshares Inc	1,703	25,545
LTC Properties Inc REIT	176,091	7,966,357
Mack-Cali Realty Corp REIT	30,978	727,983
Maiden Holdings Ltd	15,427	199,625
MainSource Financial Group Inc	7,526	158,723
Marlin Business Services Corp	3,016	43,159
MB Financial Inc	26,122	847,659
MBIA Inc *	41,566	367,859
Medical Properties Trust Inc REIT	81,574	1,058,831
Mercantile Bank Corp	5,895	132,166
Merchants Bancshares Inc	1,731	51,480
Meridian Bancorp Inc	16,326	227,258
Meta Financial Group Inc	2,637	120,247
MGIC Investment Corp *	65,232	500,329
MidWestOne Financial Group Inc	2,693	73,923
Moelis & Co ‘A’	755	21,314
Monmouth Real Estate Investment Corp REIT	21,706	258,084
Monogram Residential Trust Inc REIT	57,957	571,456
National Bank Holdings Corp ‘A’	10,491	213,911
National Bankshares Inc	2,400	82,368
National Commerce Corp *	2,096	49,487
National General Holdings Corp	11,972	258,475
National Health Investors Inc REIT	8,657	575,864
National Interstate Corp	1,875	56,100
National Penn Bancshares Inc	48,552	516,593
National Storage Affiliates Trust REIT	483	10,240
National Western Life Group Inc ‘A’	782	180,353
Nationstar Mortgage Holdings Inc *	12,707	125,799

	Shares	Value
NBT Bancorp Inc	15,344	$413,521
Nelnet Inc ‘A’	7,972	313,858
New Residential Investment Corp REIT	80,726	938,843
New Senior Investment Group Inc REIT	29,170	300,451
New York Mortgage Trust Inc REIT	38,607	182,997
New York REIT Inc	56,488	570,529
NewStar Financial Inc *	8,363	73,176
NexPoint Residential Trust Inc REIT	6,700	87,703
NMI Holdings Inc ‘A’ *	17,140	86,557
Northfield Bancorp Inc	16,349	268,778
Northwest Bancshares Inc	35,331	477,322
OceanFirst Financial Corp	4,705	83,184
Ocwen Financial Corp *	37,384	92,338
OFG Bancorp	15,603	109,065
Old National Bancorp	40,687	495,975
Old Republic International Corp	219,100	4,005,148
Old Second Bancorp Inc *	9,868	70,754
One Liberty Properties Inc REIT	4,333	97,103
OneBeacon Insurance Group Ltd ‘A’	7,843	99,841
Oppenheimer Holdings Inc ‘A’	3,601	56,824
Opus Bank	3,589	122,026
Orchid Island Capital Inc REIT	8,009	83,053
Oritani Financial Corp	15,381	261,016
Pacific Continental Corp	6,850	110,491
Pacific Premier Bancorp Inc *	9,495	202,908
Park National Corp	4,532	407,880
Park Sterling Corp	18,194	121,354
Parkway Properties Inc REIT	29,421	460,733
Peapack Gladstone Financial Corp	6,226	105,219
Pebblebrook Hotel Trust REIT	25,048	728,145
Penns Woods Bancorp Inc	1,642	63,283
Pennsylvania Real Estate Investment Trust REIT	23,955	523,417
PennyMac Financial Services Inc ‘A’ *	1,725	20,286
PennyMac Mortgage Investment Trust REIT	22,115	301,649
People’s Utah Bancorp	1,004	15,893
Peoples Bancorp Inc	49,836	973,795
Peoples Financial Services Corp	2,628	97,762
PHH Corp *	15,623	195,912
Physicians Realty Trust REIT	37,706	700,577
PICO Holdings Inc *	7,952	81,349
Pinnacle Financial Partners Inc	11,530	565,662
Piper Jaffray Cos *	4,626	229,265
Potlatch Corp REIT	3,892	122,598
Preferred Apartment Communities Inc ‘A’ REIT	7,435	94,276
Preferred Bank	4,025	121,756
Primerica Inc	16,905	752,780
PrivateBancorp Inc	27,332	1,055,015
Prosperity Bancshares Inc	24,390	1,131,452
Provident Financial Services Inc	22,866	461,665
PS Business Parks Inc REIT	6,076	610,699
QCR Holdings Inc	4,067	96,998
QTS Realty Trust Inc ‘A’ REIT	509	24,116
Radian Group Inc	63,845	791,678
RAIT Financial Trust REIT	30,306	95,161
Ramco-Gershenson Properties Trust REIT	27,433	494,617
RE/MAX Holdings Inc ‘A’	4,115	141,145
Redwood Trust Inc REIT	28,035	366,698
Regional Management Corp *	3,562	60,946
Renasant Corp	12,935	425,691
Republic Bancorp Inc ‘A’	3,427	88,519
Resource America Inc ‘A’	5,014	28,931
Resource Capital Corp REIT	11,330	127,463
Retail Opportunity Investments Corp REIT	34,444	693,013
Rexford Industrial Realty Inc REIT	19,310	350,670
RLI Corp	14,992	1,002,365
RLJ Lodging Trust REIT	28,277	646,978
Rouse Properties Inc REIT	12,709	233,591
S&T Bancorp Inc	12,020	309,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Sabra Health Care REIT Inc	19,297	$387,677
Safeguard Scientifics Inc *	7,103	94,115
Safety Insurance Group Inc	5,243	299,166
Sandy Spring Bancorp Inc	8,528	237,334
Saul Centers Inc REIT	374	19,829
Seacoast Banking Corp of Florida *	8,322	131,404
Select Income REIT	21,797	502,421
Selective Insurance Group Inc	19,819	725,574
ServisFirst Bancshares Inc	7,711	342,368
Sierra Bancorp	4,117	74,724
Silver Bay Realty Trust Corp REIT	12,538	186,189
Simmons First National Corp ‘A’	10,350	466,475
South State Corp	7,945	510,307
Southside Bancshares Inc	8,789	229,129
Southwest Bancorp Inc	6,679	100,519
Sovran Self Storage Inc REIT	1,737	204,879
STAG Industrial Inc REIT	22,548	459,077
State Auto Financial Corp	5,196	114,624
State Bank Financial Corp	12,413	245,281
State National Cos Inc	9,856	124,186
Sterling Bancorp	41,660	663,644
Stewart Information Services Corp	8,017	290,857
Stifel Financial Corp *	23,631	699,478
Stock Yards Bancorp Inc	5,123	197,389
Stonegate Bank	3,943	118,132
Stonegate Mortgage Corp *	4,361	25,032
STORE Capital Corp REIT	14,049	363,588
Suffolk Bancorp	4,101	103,509
Summit Hotel Properties Inc REIT	30,330	363,050
Sun Bancorp Inc *	3,209	66,458
Sun Communities Inc REIT	14,808	1,060,401
Sunstone Hotel Investors Inc REIT	73,697	1,031,758
Talmer Bancorp Inc ‘A’	17,737	320,862
Tejon Ranch Co *	4,819	99,127
Terreno Realty Corp REIT	14,874	348,795
Territorial Bancorp Inc	2,965	77,268
Texas Capital Bancshares Inc *	14,811	568,446
The Bancorp Inc *	11,769	67,319
The First of Long Island Corp	4,272	121,752
The GEO Group Inc REIT	25,993	901,177
The Hanover Insurance Group Inc	49,100	4,429,802
The JG Wentworth Co ‘A’ *	5,160	6,295
The Navigators Group Inc *	3,724	312,332
The RMR Group Inc ‘A’ *	2,420	60,524
The St Joe Co *	19,035	326,450
Third Point Reinsurance Ltd * (Bermuda)	27,381	311,322
Tiptree Financial Inc ‘A’	10,259	58,476
Tompkins Financial Corp	5,191	332,224
Towne Bank	15,836	303,893
TriCo Bancshares	7,922	200,585
TriState Capital Holdings Inc *	7,404	93,290
Triumph Bancorp Inc *	5,218	82,601
TrustCo Bank Corp NY	206,594	1,251,960
Trustmark Corp	23,504	541,297
UMB Financial Corp	13,712	707,951
UMH Properties Inc REIT	7,998	79,340
Umpqua Holdings Corp	76,647	1,215,621
Union Bankshares Corp	15,569	383,464
United Bankshares Inc	24,065	883,186
United Community Banks Inc	18,395	339,756
United Community Financial Corp	17,066	100,177
United Development Funding IV REIT +	10,585	33,872
United Financial Bancorp Inc	14,111	177,657
United Fire Group Inc	6,995	306,521
United Insurance Holdings Corp	6,092	117,027
Univest Corp of Pennsylvania	6,819	133,039
Urstadt Biddle Properties Inc ‘A’ REIT	7,144	149,667
Validus Holdings Ltd	68,590	3,236,762
Valley National Bancorp	80,956	772,320
Virtus Investment Partners Inc	2,117	165,359

	Shares	Value
Walker & Dunlop Inc *	4,668	$113,292
Walter Investment Management Corp *	13,179	100,688
Washington REIT	23,714	692,686
Washington Federal Inc	33,017	747,835
Washington Trust Bancorp Inc	5,104	190,481
Waterstone Financial Inc	9,284	127,005
Webster Financial Corp	31,598	1,134,368
WesBanco Inc	13,287	394,757
West Bancorp Inc	5,593	101,960
Westamerica Bancorp	8,877	432,399
Western Alliance Bancorp *	14,655	489,184
Western Asset Mortgage Capital Corp REIT	14,844	149,182
Whitestone REIT	9,385	117,969
Wilshire Bancorp Inc	24,562	252,989
Wintrust Financial Corp	16,478	730,635
World Acceptance Corp *	951	36,062
WSFS Financial Corp	10,151	330,111
Xenia Hotels & Resorts Inc REIT	38,936	608,180
Yadkin Financial Corp	14,993	354,884

		172,673,352

Health Care - 6.6%

ACADIA Pharmaceuticals Inc *	2,122	59,331
Aceto Corp	1,231	29,002
Aclaris Therapeutics Inc *	225	4,264
Acorda Therapeutics Inc *	1,349	35,681
Adamas Pharmaceuticals Inc *	4,414	63,826
Addus HomeCare Corp *	2,067	35,532
Affymetrix Inc *	19,344	271,009
Agenus Inc *	5,084	21,149
Aimmune Therapeutics Inc *	395	5,356
Akebia Therapeutics Inc *	11,426	102,948
Alliance HealthCare Services Inc *	1,220	8,772
Almost Family Inc *	2,495	92,914
Amedisys Inc *	1,998	96,583
Amphastar Pharmaceuticals Inc *	3,773	45,276
Amsurg Corp *	14,203	1,059,544
Analogic Corp	3,927	310,272
AngioDynamics Inc *	8,751	107,550
Anika Therapeutics Inc *	1,135	50,757
Aratana Therapeutics Inc *	987	5,448
Array BioPharma Inc *	8,747	25,804
Arrowhead Research Corp *	9,554	46,050
Assembly Biosciences Inc *	295	1,481
AtriCure Inc *	2,355	39,635
Avexis Inc *	344	9,371
Axovant Sciences Ltd *	590	6,773
BioCryst Pharmaceuticals Inc *	4,840	13,697
BioScrip Inc *	23,296	49,853
Calithera Biosciences Inc *	3,926	22,300
Cardiovascular Systems Inc *	573	5,942
Celldex Therapeutics Inc *	3,107	11,744
Cerus Corp *	5,115	30,332
Chiasma Inc *	283	2,592
ConforMIS Inc *	508	5,461
CONMED Corp	9,572	401,450
Cross Country Healthcare Inc *	4,149	48,253
CryoLife Inc	8,869	95,342
Cutera Inc *	1,596	17,955
Cynosure Inc ‘A’ *	673	29,693
Cytokinetics Inc *	5,611	39,558
CytomX Therapeutics Inc *	294	3,793
Dermira Inc *	3,444	71,222
Edge Therapeutics Inc *	343	3,138
Editas Medicine Inc *	357	12,331
Emergent BioSolutions Inc *	3,108	112,976
EndoChoice Holdings Inc *	511	2,662
Endocyte Inc *	13,283	41,177
Entellus Medical Inc *	308	5,603
Evolent Health Inc ‘A’ *	1,284	13,559

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Exactech Inc *	3,627	$73,483
Five Star Quality Care Inc *	14,745	33,766
Genesis Healthcare Inc *	6,567	15,235
Geron Corp *	3,256	9,508
Gerresheimer AG (Germany)	98,500	7,706,691
Glaukos Corp *	351	5,918
Global Blood Therapeutics Inc *	247	3,917
Greatbatch Inc *	8,872	316,198
Haemonetics Corp *	9,401	328,847
Halyard Health Inc *	16,222	466,058
Harvard Bioscience Inc *	11,488	34,694
Healthways Inc *	10,778	108,750
Hill-Rom Holdings Inc	93,800	4,718,140
ICU Medical Inc *	1,742	181,342
Idera Pharmaceuticals Inc *	2,289	4,532
Ignyta Inc *	2,851	19,301
Immunomedics Inc *	2,658	6,645
Innoviva Inc	3,716	46,784
Inovio Pharmaceuticals Inc *	2,616	22,785
Integra LifeSciences Holdings Corp *	5,512	371,288
Invacare Corp	144,867	1,907,898
Kindred Healthcare Inc	29,019	358,385
Lantheus Holdings Inc *	1,218	2,302
LeMaitre Vascular Inc	2,558	39,700
Lexicon Pharmaceuticals Inc *	8,760	104,682
LHC Group Inc *	4,238	150,703
LivaNova PLC *	4,669	252,033
Loxo Oncology Inc *	3,148	86,066
Luminex Corp *	13,949	270,611
Magellan Health Inc *	8,707	591,467
Meridian Bioscience Inc	2,346	48,351
Merit Medical Systems Inc *	15,279	282,509
Merrimack Pharmaceuticals Inc *	2,175	18,205
MyoKardia Inc *	398	4,263
NantKwest Inc *	263	2,162
Natera Inc *	406	3,865
National HealthCare Corp	3,500	218,050
National Research Corp ‘A’	570	8,864
Navidea Biopharmaceuticals Inc *	11,299	10,672
Neos Therapeutics Inc *	343	3,701
Novocure Ltd *	501	7,254
Nuvectra Corp *	2,957	15,997
Omeros Corp *	847	12,993
OraSure Technologies Inc *	17,974	129,952
Orthofix International NV *	6,515	270,503
Osiris Therapeutics Inc *	513	2,929
Owens & Minor Inc	21,985	888,634
Oxford Immunotec Global PLC *	325	3,221
PDL BioPharma Inc	57,519	191,538
Penumbra Inc *	274	12,604
Peregrine Pharmaceuticals Inc *	3,676	1,546
PharMerica Corp *	10,572	233,747
Quidel Corp *	5,839	100,781
REGENXBIO Inc *	280	3,024
Rigel Pharmaceuticals Inc *	7,131	14,832
Rockwell Medical Inc *	1,926	14,464
RTI Surgical Inc *	3,217	12,868
SeaSpine Holdings Corp *	1,697	24,844
Select Medical Holdings Corp *	2,303	27,198
Seres Therapeutics Inc *	335	8,898
Spectrum Pharmaceuticals Inc *	17,012	108,196
Stemline Therapeutics Inc *	4,574	21,315
STERIS PLC	95,900	6,813,695
Surgery Partners Inc *	2,314	30,684
Surgical Care Affiliates Inc *	390	18,049
SurModics Inc *	3,628	66,791
Teladoc Inc *	806	7,738
Teleflex Inc	38,300	6,013,483
The Ensign Group Inc	1,228	27,802
The Medicines Co *	20,735	658,751

	Shares	Value
Theravance Biopharma Inc * (Cayman)	9,862	$185,406
Threshold Pharmaceuticals Inc *	1,286	592
Tokai Pharmaceuticals Inc *	1,984	11,130
TransEnterix Inc *	15,400	65,450
Triple-S Management Corp ‘B’ *	8,430	209,570
Trupanion Inc *	942	9,279
Unilife Corp *	6,897	4,690
Universal American Corp	17,272	123,322
Vanda Pharmaceuticals Inc *	2,988	24,980
Verastem Inc *	9,563	15,110
Versartis Inc *	7,147	57,319
Vocera Communications Inc *	3,099	39,512
Voyager Therapeutics Inc *	233	2,034
Wright Medical Group NV *	14,941	248,021
XOMA Corp *	5,566	4,303

		39,158,381

Industrials - 20.6%

AAR Corp	301,721	7,021,048
ABM Industries Inc	19,508	630,303
Acacia Research Corp	17,924	67,932
ACCO Brands Corp *	38,295	343,889
Accuride Corp *	1,531	2,373
Actuant Corp ‘A’	20,833	514,783
Aegion Corp *	12,737	268,623
Aerojet Rocketdyne Holdings Inc *	11,522	188,730
Aerovironment Inc *	6,829	193,397
Air Transport Services Group Inc *	18,345	282,146
Aircastle Ltd	21,692	482,430
Alamo Group Inc	3,366	187,520
Albany International Corp ‘A’	8,469	318,350
Altra Industrial Motion Corp	1,826	50,726
Ameresco Inc ‘A’ *	7,093	33,834
American Railcar Industries Inc	2,289	93,231
American Science & Engineering Inc	2,554	70,720
Applied Industrial Technologies Inc	8,462	367,251
ArcBest Corp	6,110	131,915
Argan Inc	567	19,936
Astec Industries Inc	147,861	6,900,673
Atlas Air Worldwide Holdings Inc *	8,695	367,538
Barnes Group Inc	19,050	667,322
Beacon Roofing Supply Inc *	13,013	533,663
Brady Corp ‘A’	16,609	445,786
Briggs & Stratton Corp	15,581	372,698
CAI International Inc *	6,175	59,651
Carlisle Cos Inc	59,800	5,950,100
Casella Waste Systems Inc ‘A’ *	11,523	77,204
CBIZ Inc *	17,532	176,898
CDI Corp	5,123	32,172
CECO Environmental Corp	8,118	50,413
Celadon Group Inc	3,113	32,624
Chart Industries Inc *	10,636	231,014
CIRCOR International Inc	5,974	277,134
Civeo Corp *	38,126	46,895
CLARCOR Inc	1,019	58,888
Columbus McKinnon Corp	6,967	109,800
Comfort Systems USA Inc	696	22,112
Covenant Transportation Group Inc ‘A’ *	198	4,790
CRA International Inc *	3,298	64,773
Cubic Corp	72,941	2,914,722
Curtiss-Wright Corp	14,836	1,122,640
Deluxe Corp	7,925	495,233
DigitalGlobe Inc *	22,721	393,073
Douglas Dynamics Inc	5,805	132,993
Ducommun Inc *	3,793	57,843
DXP Enterprises Inc *	3,028	53,172
Eagle Bulk Shipping Inc *	7,689	2,768
EMCOR Group Inc	116,972	5,684,839
Encore Wire Corp	1,681	65,441
EnerSys	91,417	5,093,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Engility Holdings Inc *	6,240	$117,062
Ennis Inc	8,942	174,816
EnPro Industries Inc	3,204	184,807
ESCO Technologies Inc	9,042	352,457
Essendant Inc	13,270	423,711
Esterline Technologies Corp *	54,488	3,491,046
Exponent Inc	586	29,892
Federal Signal Corp	21,797	289,028
Franklin Covey Co *	3,872	68,108
Franklin Electric Co Inc	57,637	1,854,182
FreightCar America Inc	2,267	35,320
FTI Consulting Inc *	13,435	477,077
FuelCell Energy Inc *	6,733	45,582
G&K Services Inc ‘A’	1,898	139,029
General Cable Corp	1,513	18,474
Gibraltar Industries Inc *	148,230	4,239,378
Global Brass & Copper Holdings Inc	817	20,384
Golden Ocean Group Ltd * (Norway)	22,982	15,972
Graham Corp	3,556	70,800
Granite Construction Inc	138,607	6,625,415
Great Lakes Dredge & Dock Corp *	19,129	85,315
Griffon Corp	83,034	1,282,875
HC2 Holdings Inc *	3,455	13,198
Heidrick & Struggles International Inc	6,033	142,982
Heritage-Crystal Clean Inc *	4,071	40,466
Hill International Inc *	12,922	43,547
Hillenbrand Inc	76,400	2,288,180
Hub Group Inc ‘A’ *	1,100	44,869
Hurco Cos Inc	2,251	74,261
Huron Consulting Group Inc *	50,934	2,963,849
Hyster-Yale Materials Handling Inc	2,354	156,776
ICF International Inc *	6,972	239,628
InnerWorkings Inc *	8,143	64,737
Insteel Industries Inc	596	18,220
Kadant Inc	3,196	144,331
Kaman Corp	8,650	369,269
Kelly Services Inc ‘A’	10,116	193,418
Kimball International Inc ‘B’	7,672	87,077
KLX Inc *	18,350	589,769
Korn/Ferry International	7,989	226,009
Kratos Defense & Security Solutions Inc *	15,613	77,284
Lawson Products Inc *	519	10,162
LB Foster Co ‘A’	3,616	65,667
Lindsay Corp	32,236	2,308,420
LSI Industries Inc	7,463	87,690
Lydall Inc *	3,910	127,153
Marten Transport Ltd	7,362	137,817
MasTec Inc *	23,288	471,349
Matson Inc	1,223	49,128
Matthews International Corp ‘A’	10,859	558,913
McGrath RentCorp	150,660	3,778,553
Meritor Inc *	13,748	110,809
Milacron Holdings Corp *	3,030	49,965
Miller Industries Inc	3,590	72,805
Mistras Group Inc *	2,567	63,585
Mobile Mini Inc	14,402	475,554
Moog Inc ‘A’ *	11,637	531,578
MRC Global Inc *	35,830	470,806
MSA Safety Inc	50,846	2,458,404
Mueller Industries Inc	176,351	5,188,246
Mueller Water Products Inc ‘A’	101,100	998,868
MYR Group Inc *	6,910	173,510
National Presto Industries Inc	1,684	141,018
Navigant Consulting Inc *	17,011	268,944
Navios Maritime Holdings Inc (Monaco)	27,979	31,616
Navistar International Corp *	16,734	209,510
Neff Corp ‘A’ *	2,436	18,124
NL Industries Inc *	2,221	5,019
Northwest Pipe Co *	3,248	29,947
Orion Marine Group Inc *	10,048	52,049

	Shares	Value
Pendrell Corp *	57,033	$30,228
Plug Power Inc *	23,881	48,956
Powell Industries Inc	3,153	93,991
PowerSecure International Inc *	6,407	119,747
Preformed Line Products Co	947	34,584
Primoris Services Corp	4,180	101,574
Quad/Graphics Inc	10,017	129,620
Quanex Building Products Corp	10,829	187,991
Radiant Logistics Inc *	448	1,599
Raven Industries Inc	11,510	184,390
Regal Beloit Corp	104,200	6,573,978
Resources Connection Inc	10,973	170,740
Roadrunner Transportation Systems Inc *	5,926	73,838
RPX Corp *	16,731	188,391
Rush Enterprises Inc ‘A’ *	12,316	224,644
Safe Bulkers Inc (Greece)	12,790	10,277
Scorpio Bulkers Inc *	15,571	51,073
Simpson Manufacturing Co Inc	120,815	4,611,509
SkyWest Inc	17,879	357,401
SP Plus Corp *	387	9,311
Sparton Corp *	1,441	25,924
Spirit Airlines Inc *	47,000	2,255,060
Standex International Corp	1,169	90,960
Sunrun Inc *	5,270	34,150
TAL International Group Inc *	11,626	179,505
Teledyne Technologies Inc *	9,177	808,861
Tennant Co	455	23,423
Tetra Tech Inc	20,941	624,461
Textainer Group Holdings Ltd	7,714	114,476
The ExOne Co *	3,712	48,776
The Gorman-Rupp Co	5,118	132,710
The KEYW Holding Corp *	11,602	77,037
Thermon Group Holdings Inc *	9,669	169,788
Titan International Inc	14,085	75,777
Titan Machinery Inc *	5,922	68,458
TRC Cos Inc *	6,036	43,761
TriMas Corp *	14,793	259,173
TriNet Group Inc *	1,192	17,105
Tutor Perini Corp *	13,141	204,211
Twin Disc Inc	2,936	29,742
Ultrapetrol Bahamas Ltd * (Bahamas)	6,819	1,841
UniFirst Corp	5,183	565,569
Univar Inc *	7,196	123,627
Universal Forest Products Inc	98,020	8,412,076
Universal Truckload Services Inc	991	16,322
USA Truck Inc *	2,225	41,919
Vectrus Inc *	356	8,099
Veritiv Corp *	2,881	107,346
Viad Corp	7,173	209,165
Vicor Corp *	767	8,038
Virgin America Inc *	595	22,943
Volt Information Sciences Inc *	1,159	8,727
VSE Corp	1,492	101,292
Watts Water Technologies Inc ‘A’	39,697	2,188,496
Werner Enterprises Inc	11,761	319,429
Wesco Aircraft Holdings Inc *	21,424	308,291
West Corp	15,724	358,822
Woodward Inc	6,668	346,869
XPO Logistics Inc *	4,356	133,729
YRC Worldwide Inc *	9,152	85,297

		122,386,670

Information Technology - 7.6%

6D Global Technologies Inc *	1,814	544
Actua Corp *	14,084	127,460
Acxiom Corp *	27,367	586,749
ADTRAN Inc	17,388	351,585
Advanced Energy Industries Inc *	6,518	226,761
Advanced Micro Devices Inc *	123,710	352,574
Agilysys Inc *	5,258	53,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Alarm.com Holdings Inc *	657	$15,571
Alpha & Omega Semiconductor Ltd *	6,519	77,250
Amber Road Inc *	295	1,596
American Software Inc ‘A’	7,180	64,620
Amkor Technology Inc *	34,503	203,223
Anixter International Inc *	9,936	517,765
Appfolio Inc ‘A’ *	495	6,059
Applied Micro Circuits Corp *	20,437	132,023
Applied Optoelectronics Inc *	999	14,895
Avid Technology Inc *	4,178	28,243
AVX Corp	15,989	200,982
Axcelis Technologies Inc *	39,313	110,076
Bankrate Inc *	22,126	202,895
Bazaarvoice Inc *	11,845	37,312
Bel Fuse Inc ‘B’	3,693	53,918
Benchmark Electronics Inc *	18,227	420,132
Black Box Corp	5,324	71,714
Blucora Inc *	14,247	73,515
Bottomline Technologies de Inc *	2,257	68,816
Brightcove Inc *	699	4,362
Brooks Automation Inc	23,421	243,578
Cabot Microelectronics Corp	1,286	52,610
CACI International Inc ‘A’ *	8,471	903,856
Calix Inc *	15,423	109,349
Care.com Inc *	5,792	35,621
Cascade Microtech Inc *	1,056	21,775
Cass Information Systems Inc	1,849	96,795
CEVA Inc *	3,618	81,405
Checkpoint Systems Inc *	14,691	148,673
Ciber Inc *	28,212	59,527
Coherent Inc *	7,559	694,672
Cohu Inc	184,392	2,190,577
Comtech Telecommunications Corp	5,629	131,550
Control4 Corp *	7,395	58,864
Convergys Corp	34,480	957,510
CPI Card Group Inc	1,392	11,470
CTS Corp	11,519	181,309
Daktronics Inc	10,680	84,372
Datalink Corp *	6,932	63,358
DHI Group Inc *	10,088	81,410
Digi International Inc *	8,519	80,334
Digimarc Corp *	196	5,939
Digital Turbine Inc *	1,155	1,374
Diodes Inc *	13,004	261,380
DSP Group Inc *	7,646	69,732
DTS Inc *	764	16,640
Electro Rent Corp	5,827	53,958
EMCORE Corp *	6,702	33,510
EnerNOC Inc *	9,201	68,823
Entegris Inc *	20,264	275,996
Epiq Systems Inc	7,041	105,756
ePlus Inc *	1,814	146,045
Everi Holdings Inc *	23,102	52,904
Everyday Health Inc *	663	3,713
Exar Corp *	11,407	65,590
ExlService Holdings Inc *	976	50,557
Extreme Networks Inc *	32,551	101,234
Fabrinet * (Thailand)	12,348	399,458
Fairchild Semiconductor International Inc *	40,476	809,520
FARO Technologies Inc *	4,649	149,744
Finisar Corp *	36,104	658,537
FormFactor Inc *	10,520	76,480
Glu Mobile Inc *	20,021	56,459
GSI Group Inc *	11,913	168,688
Harmonic Inc *	22,659	74,095
II-VI Inc *	18,181	394,710
Imation Corp *	8,718	13,513
inContact Inc *	2,250	20,003
Insight Enterprises Inc *	13,464	385,609
Instructure Inc *	1,170	20,990

	Shares	Value
InterDigital Inc	1,264	$70,342
Intersil Corp ‘A’	45,748	611,651
Intralinks Holdings Inc *	6,347	50,014
Itron Inc *	13,360	557,379
Ixia *	2,041	25,431
IXYS Corp	8,606	96,559
Kimball Electronics Inc *	10,126	113,107
Knowles Corp *	30,273	398,998
Kopin Corp *	22,636	37,576
KVH Industries Inc *	1,187	11,336
Lattice Semiconductor Corp *	30,526	173,388
Limelight Networks Inc *	20,877	37,787
Liquidity Services Inc *	8,279	42,885
Littelfuse Inc	1,059	130,374
ManTech International Corp ‘A’	8,535	273,035
Marchex Inc ‘B’	11,427	50,850
Marin Software Inc *	9,192	27,760
Mentor Graphics Corp	164,925	3,352,925
Mercury Systems Inc *	11,873	241,022
Microsemi Corp *	3,062	117,305
MINDBODY Inc ‘A’ *	517	6,892
MKS Instruments Inc	126,828	4,775,074
ModusLink Global Solutions Inc *	13,123	19,291
MoneyGram International Inc *	10,059	61,561
Monster Worldwide Inc *	31,689	103,306
Multi-Fineline Electronix Inc *	3,243	75,270
Nanometrics Inc *	8,247	130,633
NeoPhotonics Corp *	10,677	149,905
NETGEAR Inc *	11,185	451,538
NetScout Systems Inc *	15,383	353,348
NeuStar Inc ‘A’ *	1,570	38,622
Newport Corp *	9,234	212,382
Novatel Wireless Inc *	1,500	2,655
NVE Corp	949	53,647
Oclaro Inc *	34,300	185,220
OSI Systems Inc *	5,119	335,243
Park City Group Inc *	256	2,314
Park Electrochemical Corp	7,093	113,559
PC Connection Inc	3,677	94,903
PDF Solutions Inc *	709	9,486
Perficient Inc *	4,106	89,182
PFSweb Inc *	268	3,516
Photronics Inc *	202,670	2,109,795
Plexus Corp *	7,272	287,389
Polycom Inc *	46,966	523,671
Power Integrations Inc	3,406	169,142
Progress Software Corp *	17,671	426,225
Pure Storage Inc ‘A’ *	3,612	49,448
QAD Inc ‘A’	2,663	56,589
QLogic Corp *	28,786	386,884
Quantum Corp *	75,947	46,328
QuinStreet Inc *	12,172	41,628
Rapid7 Inc *	675	8,822
RealNetworks Inc *	8,105	32,906
Reis Inc	1,144	26,941
RetailMeNot Inc *	11,313	90,617
Rocket Fuel Inc *	9,367	29,506
Rofin-Sinar Technologies Inc *	111,043	3,577,805
Rogers Corp *	4,441	265,883
Rovi Corp *	28,892	592,575
Rudolph Technologies Inc *	9,396	128,349
Sanmina Corp *	27,310	638,508
Sapiens International Corp NV (Israel)	2,006	24,032
ScanSource Inc *	9,338	377,068
SciQuest Inc *	4,149	57,588
Seachange International Inc *	11,941	65,914
Semtech Corp *	15,306	336,579
ServiceSource International Inc *	8,834	37,633
ShoreTel Inc *	17,469	129,969
Sigma Designs Inc *	12,214	83,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Silicon Laboratories Inc *	4,326	$194,497
Silver Spring Networks Inc *	662	9,765
Sonus Networks Inc *	17,067	128,515
Stratasys Ltd *	17,682	458,317
Sykes Enterprises Inc *	13,690	413,164
SYNNEX Corp	9,992	925,159
Systemax Inc *	3,808	33,396
Take-Two Interactive Software Inc *	14,207	535,178
Tech Data Corp *	12,734	977,589
TechTarget Inc *	5,057	37,523
Telenav Inc *	9,984	58,906
TeleTech Holdings Inc	2,758	76,562
Tessera Technologies Inc	7,066	219,046
Travelport Worldwide Ltd	10,689	146,012
TTM Technologies Inc *	20,581	136,864
Ubiquiti Networks Inc *	685	22,790
Ultra Clean Holdings Inc *	11,188	59,968
Ultratech Inc *	9,574	209,096
Unisys Corp *	6,602	50,835
United Online Inc *	5,176	59,731
Veeco Instruments Inc *	14,035	273,402
Verint Systems Inc *	1,199	40,023
ViaSat Inc *	2,201	161,730
Vishay Intertechnology Inc	47,189	576,178
Vishay Precision Group Inc *	4,304	60,299
Xactly Corp *	816	5,590
Xcerra Corp *	11,052	72,059

		45,064,210

Materials - 6.6%

A Schulman Inc	2,098	57,108
AK Steel Holding Corp *	61,576	254,309
American Vanguard Corp *	8,905	140,521
AptarGroup Inc	14,730	1,154,979
Axiall Corp	256,223	5,595,910
Berry Plastics Group Inc *	16,833	608,513
Boise Cascade Co *	2,272	47,076
Calgon Carbon Corp	9,875	138,448
Carpenter Technology Corp	59,679	2,042,812
Century Aluminum Co *	16,153	113,879
Chase Corp	206	10,834
Cliffs Natural Resources Inc *	63,792	191,376
Coeur Mining Inc *	47,104	264,724
Commercial Metals Co	40,275	683,467
Detour Gold Corp * (Canada)	151,600	2,387,080
Flotek Industries Inc *	18,598	136,323
FutureFuel Corp	8,646	101,936
Greif Inc ‘A’	10,728	351,342
Handy & Harman Ltd *	812	22,208
Hawkins Inc	2,998	108,198
Haynes International Inc	4,034	147,241
HB Fuller Co	131,558	5,584,637
Hecla Mining Co	128,557	357,388
Innophos Holdings Inc	6,858	211,981
Innospec Inc	8,404	364,397
Intrepid Potash Inc *	19,594	21,749
Kaiser Aluminum Corp	3,934	332,580
Kraton Performance Polymers Inc *	10,913	188,795
Kronos Worldwide Inc	7,442	42,568
Louisiana-Pacific Corp *	4,116	70,466
LSB Industries Inc *	4,331	55,220
Materion Corp	6,999	185,334
Minerals Technologies Inc	33,885	1,926,362
Multi Packaging Solutions International Ltd *	2,271	36,858
Neenah Paper Inc	2,639	167,999
OceanaGold Corp (Australia)	582,200	1,600,350
Olin Corp	32,073	557,108
Olympic Steel Inc	2,552	44,175
OMNOVA Solutions Inc *	6,695	37,224
PH Glatfelter Co	15,178	314,640

	Shares	Value
Quaker Chemical Corp	1,319	$111,930
Rayonier Advanced Materials Inc	14,183	134,739
Real Industry Inc *	3,133	27,257
RPM International Inc	34,000	1,609,220
Ryerson Holding Corp *	3,534	19,649
Schnitzer Steel Industries Inc ‘A’	9,122	168,210
Schweitzer-Mauduit International Inc	8,783	276,489
Sensient Technologies Corp	112,480	7,137,981
Stepan Co	31,133	1,721,344
Stillwater Mining Co *	28,559	304,153
SunCoke Energy Inc	6,434	41,821
TimkenSteel Corp	13,890	126,399
Tredegar Corp	6,795	106,817
Tronox Ltd ‘A’	22,039	140,829
United States Lime & Minerals Inc	628	37,686
Valhi Inc	3,104	3,663
Worthington Industries Inc	12,857	458,224

		39,084,526

Telecommunication Services - 0.4%

8x8 Inc *	19,839	199,580
Atlantic Tele-Network Inc	3,557	269,727
Boingo Wireless Inc *	5,646	43,587
Cincinnati Bell Inc *	73,469	284,325
Consolidated Communications Holdings Inc	6,051	155,874
Globalstar Inc *	165,080	242,668
Hawaiian Telcom Holdco Inc *	4,024	94,765
IDT Corp ‘B’	5,050	78,729
Inteliquent Inc	6,772	108,691
Intelsat SA *	7,206	18,159
Iridium Communications Inc *	28,711	225,956
Lumos Networks Corp *	1,211	15,549
NTELOS Holdings Corp *	6,155	56,626
ORBCOMM Inc *	20,605	208,729
pdvWireless Inc *	1,435	49,278
Shenandoah Telecommunications Co	2,452	65,591
Spok Holdings Inc	7,599	133,058
Vonage Holdings Corp *	57,954	264,850
Windstream Holdings Inc	2,039	15,660

		2,531,402

Utilities - 6.7%

Abengoa Yield PLC (Spain)	17,016	302,544
ALLETE Inc	16,926	949,041
American States Water Co	12,014	472,871
Artesian Resources Corp ‘A’	2,632	73,591
Atlantic Power Corp	41,958	103,217
Avista Corp	21,694	884,681
Black Hills Corp	17,837	1,072,539
California Water Service Group	16,578	442,964
Chesapeake Utilities Corp	5,270	331,852
Cleco Corp	21,045	1,161,894
Connecticut Water Service Inc	16,731	754,568
Consolidated Water Co Ltd (Cayman)	5,133	62,469
Dynegy Inc *	42,033	604,014
El Paso Electric Co	14,023	643,375
Genie Energy Ltd ‘B’ *	3,369	25,638
IDACORP Inc	120,973	9,023,376
MGE Energy Inc	12,001	627,052
Middlesex Water Co	5,546	171,094
New Jersey Resources Corp	29,783	1,084,995
Northwest Natural Gas Co	9,514	512,329
NorthWestern Corp	16,604	1,025,297
NRG Yield Inc ‘A’	12,072	163,817
NRG Yield Inc ‘C’	21,784	310,204
ONE Gas Inc	18,256	1,115,442
Ormat Technologies Inc	7,545	311,156
Otter Tail Corp	12,957	383,786
Pattern Energy Group Inc	19,408	370,111
Piedmont Natural Gas Co Inc	27,375	1,637,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
PNM Resources Inc	27,613	$931,110
Portland General Electric Co	30,882	1,219,530
SJW Corp	5,468	198,762
South Jersey Industries Inc	23,800	677,110
Southwest Gas Corp	16,300	1,073,355
Spark Energy Inc ‘A’	57	1,026
Talen Energy Corp *	29,093	261,837
TerraForm Global Inc ‘A’ *	11,880	28,274
The Empire District Electric Co	15,100	499,055
The Laclede Group Inc	131,553	8,912,716
The York Water Co	4,077	124,430
Unitil Corp	4,796	203,782
Vivint Solar Inc *	2,624	6,954
WGL Holdings Inc	17,305	1,252,363

		40,012,067

Total Common Stocks (Cost $542,551,488)		571,683,864

	Principal Amount

CORPORATE BONDS & NOTES - 0.2%

Energy - 0.2%

Unit Corp 6.625% due 05/15/21	$2,268,000	1,151,010

Total Corporate Bonds & Notes (Cost $2,108,349)		1,151,010

SHORT-TERM INVESTMENTS - 3.6%

U.S. Government Agency Issue - 1.7%

Federal Home Loan Bank 0.081% due 04/01/16	10,035,000	10,035,000

	Principal Amount	Value
Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $11,062,786; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $11,285,456)	$11,062,776	$11,062,776

Total Short-Term Investments (Cost $21,097,776)		21,097,776

TOTAL INVESTMENTS - 99.8% (Cost $565,757,613)		593,992,427

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,470,885

NET ASSETS - 100.0%		$595,463,312

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $93,649 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, the amount of $97,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/16)	18	$79,284

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	65,754,666	65,754,666	-	-
	Consumer Staples	22,216,136	21,479,472	736,664	-
	Energy	22,802,454	20,850,343	1,952,111	-
	Financials	172,673,352	172,639,480	-	33,872
	Health Care	39,158,381	31,451,690	7,706,691	-
	Industrials	122,386,670	122,386,670	-	-
	Information Technology	45,064,210	45,064,210	-	-
	Materials	39,084,526	39,084,526	-	-
	Telecommunication Services	2,531,402	2,531,402	-	-
	Utilities	40,012,067	40,012,067	-	-

	Total Common Stocks	571,683,864	561,254,526	10,395,466	33,872

	Corporate Bonds & Notes	1,151,010	-	1,151,010	-
	Short-Term Investments	21,097,776	-	21,097,776	-
	Derivatives:
	Equity Contracts
	Futures	79,284	79,284	-	-

	Total	$594,071,711	$561,333,810	$32,644,252	$93,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$7,878

Total Warrants (Cost $0)		7,878

COMMON STOCKS - 97.1%

Consumer Discretionary - 17.7%

2U Inc *	134,107	3,030,818
Bright Horizons Family Solutions Inc *	92,025	5,961,379
Burlington Stores Inc *	100,805	5,669,273
Carter’s Inc	33,475	3,527,596
Dave & Buster’s Entertainment Inc *	4,838	187,618
Five Below Inc *	100,970	4,174,100
IMAX Corp *	109,878	3,416,107
iRobot Corp *	76,887	2,714,111
Liberty TripAdvisor Holdings Inc ‘A’ *	120,083	2,661,039
Panera Bread Co ‘A’ *	40,834	8,364,028
Pool Corp	83,324	7,310,848
Sinclair Broadcast Group Inc ‘A’	175,883	5,408,402
Skechers U.S.A. Inc ‘A’ *	65,808	2,003,854
Sonic Corp	136,344	4,793,855
Texas Roadhouse Inc	136,602	5,953,115
The Cheesecake Factory Inc	86,858	4,611,291
Vail Resorts Inc	25,624	3,425,929
Vista Outdoor Inc *	97,669	5,069,998
Wayfair Inc ‘A’ *	122,208	5,281,830

		83,565,191

Consumer Staples - 3.7%

Blue Buffalo Pet Products Inc *	224,900	5,770,934
Calavo Growers Inc	98,779	5,636,330
Performance Food Group Co *	191,212	4,464,800
Pilgrim’s Pride Corp *	64,731	1,644,167

		17,516,231

Energy - 0.4%

GasLog Ltd (Monaco)	183,884	1,791,030

Financials - 7.2%

Bank of the Ozarks Inc	41,977	1,761,775
CBOE Holdings Inc	65,220	4,260,823
CoreSite Realty Corp REIT	47,592	3,331,916
CubeSmart REIT	126,921	4,226,469
MarketAxess Holdings Inc	58,643	7,320,406
Morningstar Inc	46,558	4,109,675
PrivateBancorp Inc	50,435	1,946,791
Sovran Self Storage Inc REIT	34,750	4,098,762
Western Alliance Bancorp *	58,664	1,958,204
WisdomTree Investments Inc	77,345	884,053

		33,898,874

Health Care - 17.3%

ABIOMED Inc *	50,294	4,768,374
ACADIA Pharmaceuticals Inc *	8,719	243,783
Agios Pharmaceuticals Inc *	32,091	1,302,895
Align Technology Inc *	93,648	6,807,273
athenahealth Inc *	13,302	1,846,052
Bruker Corp	162,421	4,547,788
Charles River Laboratories International Inc *	45,805	3,478,432
Glaukos Corp *	66,641	1,123,567
IDEXX Laboratories Inc *	85,984	6,734,267
Integra LifeSciences Holdings Corp *	54,318	3,658,860

	Shares	Value
Juno Therapeutics Inc *	28,157	$1,072,500
Nevro Corp *	58,838	3,310,226
Pacific Biosciences of California Inc *	394,366	3,352,111
Penumbra Inc *	69,164	3,181,544
Press Ganey Holdings Inc *	146,806	4,415,924
Prestige Brands Holdings Inc *	114,797	6,129,012
Sage Therapeutics Inc *	58,034	1,860,570
Sarepta Therapeutics Inc *	119,282	2,328,385
Spark Therapeutics Inc *	37,063	1,093,729
STERIS PLC	69,451	4,934,493
Team Health Holdings Inc *	46,869	1,959,593
Ultragenyx Pharmaceutical Inc *	20,570	1,302,287
VCA Inc *	64,995	3,749,562
Veeva Systems Inc ‘A’ *	133,808	3,350,552
West Pharmaceutical Services Inc	29,708	2,059,359
Zeltiq Aesthetics Inc *	121,063	3,288,071

		81,899,209

Industrials - 13.8%

Beacon Roofing Supply Inc *	87,410	3,584,684
Builders FirstSource Inc *	144,595	1,629,586
Graco Inc	43,023	3,612,211
Healthcare Services Group Inc	110,471	4,066,437
HEICO Corp	72,125	4,336,876
Knight Transportation Inc	181,455	4,745,048
MSC Industrial Direct Co Inc ‘A’	62,147	4,742,438
Nordson Corp	59,708	4,540,196
Proto Labs Inc *	67,074	5,170,735
RBC Bearings Inc *	67,226	4,924,977
Swift Transportation Co *	266,056	4,956,623
The Toro Co	69,594	5,993,435
TransUnion *	208,719	5,762,732
WageWorks Inc *	71,293	3,608,139
Watsco Inc	26,660	3,592,168

		65,266,285

Information Technology - 33.8%

Arista Networks Inc *	25,750	1,624,825
Atlassian Corp PLC ‘A’ * (United Kingdom)	99,697	2,507,379
Belden Inc	88,199	5,413,655
Benefitfocus Inc *	116,540	3,886,609
BroadSoft Inc *	146,000	5,891,100
Cavium Inc *	40,271	2,462,974
Cimpress NV * (Netherlands)	66,942	6,070,970
Cirrus Logic Inc *	132,503	4,824,434
Coherent Inc *	55,701	5,118,922
Cray Inc *	127,366	5,337,909
Cree Inc *	150,250	4,372,275
Criteo SA ADR * (France)	116,991	4,845,767
CSRA Inc	146,440	3,939,236
Ellie Mae Inc *	72,092	6,534,419
EPAM Systems Inc *	41,280	3,082,378
Fair Isaac Corp	51,073	5,418,335
FEI Co	27,517	2,449,288
FLIR Systems Inc	131,796	4,342,678
GoDaddy Inc ‘A’ *	143,793	4,648,828
GrubHub Inc *	98,973	2,487,191
HubSpot Inc *	50,677	2,210,531
Infinera Corp *	45,530	731,212
Inphi Corp *	2,905	96,853
IPG Photonics Corp *	39,834	3,827,251
Materialise NV ADR * (Belgium)	136,254	1,035,530
MaxLinear Inc ‘A’ *	3,860	71,410
Mellanox Technologies Ltd * (Israel)	107,557	5,843,572
Microsemi Corp *	145,247	5,564,412
Monolithic Power Systems Inc	60,909	3,876,249
Paycom Software Inc *	85,183	3,032,515
Paylocity Holding Corp *	89,032	2,914,908
Shopify Inc ‘A’ * (Canada)	81,325	2,294,178
Square Inc ‘A’ *	192,438	2,940,453

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Stamps.com Inc *	57,883	$6,151,805
SunPower Corp *	203,613	4,548,714
Synaptics Inc *	43,958	3,505,211
The Rubicon Project Inc *	226,388	4,138,373
The Ultimate Software Group Inc *	19,088	3,693,528
Trimble Navigation Ltd *	141,327	3,504,910
Universal Display Corp *	67,285	3,640,118
ViaSat Inc *	8,144	598,421
WebMD Health Corp *	124,114	7,773,260
Zendesk Inc *	115,329	2,413,836

		159,666,422

Materials - 1.0%

The Scotts Miracle-Gro Co ‘A’	64,493	4,693,156

Telecommunication Services - 0.4%

Cogent Communications Holdings Inc	48,406	1,889,286

Utilities - 1.8%

Aqua America Inc	35,194	1,119,873
ITC Holdings Corp	74,232	3,234,288
New Jersey Resources Corp	32,306	1,176,908
ONE Gas Inc	48,486	2,962,495

		8,493,564

Total Common Stocks (Cost $435,831,795)		458,679,248

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $12,629,580; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $12,887,188)	$12,629,570	$12,629,570

Total Short-Term Investment (Cost $12,629,570)		12,629,570

TOTAL INVESTMENTS - 99.8% (Cost $448,461,365)		471,316,696

OTHER ASSETS & LIABILITIES, NET - 0.2%		790,183

NET ASSETS - 100.0%		$472,106,879

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$7,878	$-	$7,878	$-
	Common Stocks	458,679,248	458,679,248	-	-
	Short-Term Investment	12,629,570	-	12,629,570	-

	Total	$471,316,696	$458,679,248	$12,637,448	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Vince Holding Corp Exp 04/14/16 *	7,181	$1,902

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	66,197	73,478

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	24,467	61,657

Total Rights (Cost $73,479)		137,037

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.4%

Consumer Discretionary - 13.4%

1-800-Flowers.com Inc ‘A’ *	11,706	92,243
2U Inc *	11,566	261,392
Abercrombie & Fitch Co ‘A’	31,491	993,226
AMC Entertainment Holdings Inc ‘A’	9,770	273,462
America’s Car-Mart Inc *	3,922	98,050
American Axle & Manufacturing Holdings Inc *	34,516	531,201
American Eagle Outfitters Inc	82,479	1,374,925
American Public Education Inc *	7,308	150,764
Apollo Education Group Inc *	43,155	354,518
Arctic Cat Inc	5,959	100,111
Asbury Automotive Group Inc *	11,530	689,955
Ascena Retail Group Inc *	77,736	859,760
Ascent Capital Group Inc ‘A’ *	6,163	91,274
Barnes & Noble Education Inc *	14,067	137,857
Barnes & Noble Inc	23,283	287,778
Bassett Furniture Industries Inc	4,934	157,197
Beazer Homes USA Inc *	14,366	125,272
bebe stores Inc *	9,935	5,462
Belmond Ltd ‘A’ * (United Kingdom)	45,700	433,693
Big 5 Sporting Goods Corp	8,350	92,768
Big Lots Inc	22,544	1,021,018
Biglari Holdings Inc *	754	280,269
BJ’s Restaurants Inc *	9,205	382,652
Black Diamond Inc *	10,562	47,740
Bloomin’ Brands Inc	53,439	901,516
Blue Nile Inc	5,446	140,017
Bob Evans Farms Inc	9,347	436,411
Bojangles’ Inc *	3,756	63,890
Boot Barn Holdings Inc *	5,447	51,202
Boyd Gaming Corp *	36,710	758,429
Bravo Brio Restaurant Group Inc *	7,050	54,637
Bridgepoint Education Inc *	7,678	77,394
Bright Horizons Family Solutions Inc *	16,993	1,100,807
Buffalo Wild Wings Inc *	8,666	1,283,608
Build-A-Bear Workshop Inc *	6,573	85,383
Burlington Stores Inc *	34,415	1,935,500
Caesars Acquisition Co ‘A’ *	22,208	135,913

	Shares	Value
Caesars Entertainment Corp *	25,806	$175,481
CalAtlantic Group Inc	34,975	1,168,864
Caleres Inc	20,037	566,847
Callaway Golf Co	35,822	326,697
Cambium Learning Group Inc *	5,350	22,844
Capella Education Co	5,533	291,257
Career Education Corp *	30,984	140,667
Carmike Cinemas Inc *	11,253	338,040
Carriage Services Inc	7,002	151,313
Carrols Restaurant Group Inc *	16,144	233,119
Cavco Industries Inc *	4,092	382,438
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	32,341	82,470
Century Communities Inc *	7,182	122,597
Chegg Inc *	34,945	155,855
Cherokee Inc *	3,905	69,470
Chico’s FAS Inc	60,994	809,390
Christopher & Banks Corp *	18,469	44,141
Churchill Downs Inc	5,837	863,176
Chuy’s Holdings Inc *	7,493	232,807
Citi Trends Inc	7,009	124,970
ClubCorp Holdings Inc	20,216	283,833
Collectors Universe Inc	3,664	60,822
Columbia Sportswear Co	12,948	778,045
Conn’s Inc *	10,989	136,923
Cooper Tire & Rubber Co	26,062	964,815
Cooper-Standard Holding Inc *	6,127	440,164
Core-Mark Holding Co Inc	10,451	852,384
Cracker Barrel Old Country Store Inc	8,723	1,331,740
Crocs Inc *	33,654	323,751
Crown Media Holdings Inc ‘A’ *	15,612	79,309
CSS Industries Inc	4,208	117,529
Culp Inc	4,653	122,002
Cumulus Media Inc ‘A’ *	65,487	30,406
Daily Journal Corp *	503	98,432
Dana Holding Corp	69,260	975,873
Dave & Buster’s Entertainment Inc *	10,471	406,065
Deckers Outdoor Corp *	14,866	890,622
Del Frisco’s Restaurant Group Inc *	10,832	179,595
Denny’s Corp *	36,334	376,420
Destination XL Group Inc *	16,040	82,927
DeVry Education Group Inc	28,800	497,376
Diamond Resorts International Inc *	19,325	469,597
DineEquity Inc	7,789	727,726
Dorman Products Inc *	12,065	656,577
DreamWorks Animation SKG Inc ‘A’ *	34,420	858,779
Drew Industries Inc	10,912	703,388
Duluth Holdings Inc *	2,524	49,193
El Pollo Loco Holdings Inc *	6,448	86,016
Eldorado Resorts Inc *	13,776	157,597
Empire Resorts Inc *	1,539	21,007
Entercom Communications Corp ‘A’ *	11,728	124,082
Entravision Communications Corp ‘A’	29,300	217,992
Eros International PLC *	12,962	149,193
Escalade Inc	4,546	53,506
Ethan Allen Interiors Inc	11,649	370,671
Etsy Inc *	9,194	79,988
EVINE Live Inc *	22,004	25,745
Express Inc *	38,294	819,875
Federal-Mogul Holdings Corp *	13,569	134,062
Fenix Parts Inc *	6,176	28,410
Fiesta Restaurant Group Inc *	12,276	402,407
Five Below Inc *	24,703	1,021,222
Flexsteel Industries Inc	2,658	116,101
Fogo De Chao Inc *	1,737	27,115
Fox Factory Holding Corp *	7,290	115,255
Francesca’s Holdings Corp *	19,392	371,551
Fred’s Inc ‘A’	16,840	251,084
FTD Cos Inc *	8,372	219,765
G-III Apparel Group Ltd *	18,117	885,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Genesco Inc *	10,163	$734,277
Gentherm Inc *	16,279	677,044
Global Eagle Entertainment Inc *	21,055	179,389
Grand Canyon Education Inc *	21,344	912,243
Gray Television Inc *	29,086	340,888
Green Brick Partners Inc *	9,582	72,727
Group 1 Automotive Inc	10,595	621,821
Guess? Inc	28,351	532,148
Harte-Hanks Inc	22,624	57,239
Haverty Furniture Cos Inc	9,272	196,196
Helen of Troy Ltd *	12,941	1,341,852
Hemisphere Media Group Inc *	4,906	64,416
Hibbett Sports Inc *	10,281	369,088
Hooker Furniture Corp	4,956	162,805
Horizon Global Corp *	8,278	104,137
Houghton Mifflin Harcourt Co *	57,093	1,138,434
Hovnanian Enterprises Inc ‘A’ *	55,816	87,073
HSN Inc	14,712	769,585
Iconix Brand Group Inc *	21,981	176,947
IMAX Corp *	27,420	852,488
Installed Building Products Inc *	9,236	245,770
International Speedway Corp ‘A’	12,669	467,613
Interval Leisure Group Inc	17,882	258,216
Intrawest Resorts Holdings Inc *	8,270	70,708
iRobot Corp *	13,663	482,304
Isle of Capri Casinos Inc *	10,590	148,260
J Alexander’s Holdings Inc *	6,365	67,214
Jack in the Box Inc	15,769	1,007,166
JAKKS Pacific Inc *	8,704	64,758
Jamba Inc *	6,391	78,993
Johnson Outdoors Inc ‘A’	2,240	49,773
Journal Media Group Inc	11,321	135,399
K12 Inc *	15,383	152,138
KB Home	34,542	493,260
Kirkland’s Inc	7,929	138,837
Kona Grill Inc *	3,719	48,161
Krispy Kreme Doughnuts Inc *	29,777	464,223
La Quinta Holdings Inc *	43,142	539,275
La-Z-Boy Inc	23,106	617,854
Lands’ End Inc *	7,559	192,830
LGI Homes Inc *	6,578	159,253
Libbey Inc	10,110	188,046
Liberty Tax Inc	2,477	48,524
Liberty TripAdvisor Holdings Inc ‘A’ *	33,883	750,847
LifeLock Inc *	42,888	517,658
Lifetime Brands Inc	4,917	74,099
Lithia Motors Inc ‘A’	10,348	903,691
Loral Space & Communications Inc *	5,974	209,867
Lumber Liquidators Holdings Inc *	12,648	165,942
M/I Homes Inc *	11,400	212,610
Malibu Boats Inc ‘A’ *	8,278	135,759
Marine Products Corp	5,003	37,973
MarineMax Inc *	11,738	228,539
Marriott Vacations Worldwide Corp	11,061	746,617
Mattress Firm Holding Corp *	9,420	399,314
MCBC Holdings Inc *	2,236	31,483
MDC Holdings Inc	17,681	443,086
MDC Partners Inc ‘A’	20,028	472,661
Media General Inc *	43,962	717,020
Meredith Corp	16,856	800,660
Meritage Homes Corp *	17,986	655,770
Metaldyne Performance Group Inc	5,386	90,539
Modine Manufacturing Co *	21,657	238,444
Monarch Casino & Resort Inc *	5,286	102,866
Monro Muffler Brake Inc	14,388	1,028,310
Morgans Hotel Group Co *	15,099	20,837
Motorcar Parts of America Inc *	8,213	311,930
Movado Group Inc	7,287	200,611
NACCO Industries Inc ‘A’	1,880	107,931
National CineMedia Inc	28,727	436,938

	Shares	Value
Nautilus Inc *	14,458	$279,329
New Media Investment Group Inc	20,528	341,586
Nexstar Broadcasting Group Inc ‘A’	14,208	628,988
Noodles & Co *	4,815	57,106
Nutrisystem Inc	13,221	275,922
Ollie’s Bargain Outlet Holdings Inc *	4,001	93,743
Outerwall Inc	7,884	291,629
Overstock.com Inc *	5,502	79,119
Oxford Industries Inc	6,709	451,046
Papa John’s International Inc	12,692	687,779
Papa Murphy’s Holdings Inc *	4,336	51,815
Party City Holdco Inc *	11,651	175,231
Penn National Gaming Inc *	37,254	621,769
Performance Sports Group Ltd *	20,771	66,052
Perry Ellis International Inc *	5,665	104,293
PetMed Express Inc	9,214	165,023
Pier 1 Imports Inc	38,026	266,562
Pinnacle Entertainment Inc *	20,785	729,553
Planet Fitness Inc ‘A’ *	6,828	110,887
Pool Corp	19,799	1,737,164
Popeyes Louisiana Kitchen Inc *	10,623	553,033
Potbelly Corp *	8,997	122,449
Reading International Inc ‘A’ *	7,872	94,307
Red Robin Gourmet Burgers Inc *	6,478	417,637
Regis Corp *	16,251	246,853
Rent-A-Center Inc	24,303	385,203
Restoration Hardware Holdings Inc *	15,223	637,844
Ruby Tuesday Inc *	28,376	152,663
Ruth’s Hospitality Group Inc	15,875	292,259
Saga Communications Inc ‘A’	1,634	65,458
Scholastic Corp	12,167	454,681
Scientific Games Corp ‘A’ *	23,052	217,380
SeaWorld Entertainment Inc	31,419	661,684
Select Comfort Corp *	22,879	443,624
Sequential Brands Group Inc *	15,246	97,422
Shake Shack Inc ‘A’ *	2,660	99,271
Shoe Carnival Inc	6,687	180,282
Shutterfly Inc *	15,937	738,999
Sinclair Broadcast Group Inc ‘A’	30,087	925,175
Sizmek Inc *	9,753	28,284
Skullcandy Inc *	10,210	36,348
Smith & Wesson Holding Corp *	24,398	649,475
Sonic Automotive Inc ‘A’	13,744	253,989
Sonic Corp	22,578	793,842
Sotheby’s	25,396	678,835
Speedway Motorsports Inc	5,349	106,071
Sportsman’s Warehouse Holdings Inc *	8,518	107,327
Stage Stores Inc	14,505	116,910
Standard Motor Products Inc	9,084	314,761
Stein Mart Inc	13,261	97,203
Steven Madden Ltd *	25,533	945,742
Stoneridge Inc *	12,732	185,378
Strattec Security Corp	1,614	92,627
Strayer Education Inc *	5,043	245,846
Sturm Ruger & Co Inc	8,588	587,247
Superior Industries International Inc	10,558	233,121
Superior Uniform Group Inc	3,519	62,709
Tailored Brands Inc	21,988	393,585
Taylor Morrison Home Corp ‘A’ *	15,106	213,297
Tenneco Inc *	26,236	1,351,416
Texas Roadhouse Inc	31,773	1,384,667
The Buckle Inc	12,926	437,804
The Cato Corp ‘A’	12,030	463,756
The Cheesecake Factory Inc	22,162	1,176,581
The Children’s Place Inc	9,443	788,207
The Container Store Group Inc *	7,362	43,215
The EW Scripps Co ‘A’	27,164	423,487
The Finish Line Inc ‘A’	21,091	445,020
The Habit Restaurants Inc ‘A’ *	5,375	100,136
The Marcus Corp	8,668	164,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
The New Home Co Inc *	4,518	$55,391
The New York Times Co ‘A’	62,924	784,033
Tile Shop Holdings Inc *	12,296	183,333
Tilly’s Inc ‘A’ *	5,482	36,675
Time Inc	49,693	767,260
Tower International Inc	9,619	261,637
Townsquare Media Inc ‘A’ *	3,256	36,500
TRI Pointe Group Inc *	73,548	866,395
Tribune Publishing Co	11,995	92,601
Tuesday Morning Corp *	20,318	166,201
Tumi Holdings Inc *	25,710	689,542
Unifi Inc *	6,831	156,498
Universal Electronics Inc *	6,542	405,539
Universal Technical Institute Inc	9,416	40,583
Vail Resorts Inc	16,523	2,209,125
Vera Bradley Inc *	9,719	197,684
Vince Holding Corp *	7,181	45,456
Vitamin Shoppe Inc *	12,020	372,139
VOXX International Corp *	8,951	40,011
Wayfair Inc ‘A’ *	9,210	398,056
WCI Communities Inc *	7,183	133,460
Weight Watchers International Inc *	12,574	182,700
West Marine Inc *	8,031	73,002
Weyco Group Inc	2,869	76,373
William Lyon Homes ‘A’ *	9,012	130,584
Wingstop Inc *	2,716	61,599
Winmark Corp	1,013	99,254
Winnebago Industries Inc	12,437	279,211
Wolverine World Wide Inc	46,896	863,824
World Wrestling Entertainment Inc ‘A’	13,828	244,202
ZAGG Inc *	12,486	112,499
Zoe’s Kitchen Inc *	8,931	348,220
Zumiez Inc *	8,687	173,045

		103,398,385

Consumer Staples - 3.5%

Alico Inc	1,730	47,765
Amplify Snack Brands Inc *	6,197	88,741
Arcadia Biosciences Inc *	2,937	8,165
B&G Foods Inc	28,216	982,199
Cal-Maine Foods Inc	14,219	738,108
Calavo Growers Inc	6,755	385,440
Casey’s General Stores Inc	17,643	1,999,305
Castle Brands Inc *	26,073	24,511
Central Garden & Pet Co ‘A’ *	19,333	314,935
Coca-Cola Bottling Co Consolidated	2,135	341,088
Craft Brew Alliance Inc *	4,741	39,018
Darling Ingredients Inc *	75,859	999,063
Dean Foods Co	42,852	742,197
Elizabeth Arden Inc *	11,994	98,231
Fairway Group Holdings Corp *	9,332	3,267
Farmer Brothers Co *	3,533	98,465
Fresh Del Monte Produce Inc	15,028	632,228
Freshpet Inc *	9,301	68,176
HRG Group Inc *	36,076	502,539
Ingles Markets Inc ‘A’	6,121	229,537
Inter Parfums Inc	7,762	239,846
Inventure Foods Inc *	9,016	50,940
J&J Snack Foods Corp	6,735	729,266
John B Sanfilippo & Son Inc	3,830	264,615
Lancaster Colony Corp	8,372	925,692
Landec Corp *	12,411	130,315
Lifeway Foods Inc *	2,310	25,017
Limoneira Co	5,276	80,195
Medifast Inc	5,255	158,648
MGP Ingredients Inc	4,915	119,140
National Beverage Corp *	5,254	222,349
Natural Grocers by Vitamin Cottage Inc *	4,216	89,674
Natural Health Trends Corp	3,637	120,567
Nature’s Sunshine Products Inc	4,723	45,341

	Shares	Value
Nutraceutical International Corp *	3,829	$93,236
Oil-Dri Corp of America	2,255	76,174
Omega Protein Corp *	10,147	171,890
Orchids Paper Products Co	4,331	119,146
Performance Food Group Co *	7,025	164,034
Post Holdings Inc *	28,028	1,927,486
PriceSmart Inc	8,882	751,240
Revlon Inc ‘A’ *	5,338	194,357
Sanderson Farms Inc	10,163	916,499
Seaboard Corp *	119	357,358
Seneca Foods Corp ‘A’ *	3,247	112,801
Smart & Final Stores Inc *	11,209	181,586
Snyder’s-Lance Inc	31,669	996,940
SpartanNash Co	17,207	521,544
SUPERVALU Inc *	120,199	692,346
Synutra International Inc *	10,357	51,474
The Andersons Inc	12,995	408,173
The Boston Beer Co Inc ‘A’ *	4,187	774,888
The Chefs’ Warehouse Inc *	8,704	176,604
The Fresh Market Inc *	19,545	557,619
Tootsie Roll Industries Inc	8,700	303,992
TreeHouse Foods Inc *	25,614	2,222,014
United Natural Foods Inc *	22,679	913,964
Universal Corp	10,222	580,712
USANA Health Sciences Inc *	2,598	315,449
Vector Group Ltd	39,074	892,450
Village Super Market Inc ‘A’	3,180	76,829
WD-40 Co	6,568	709,410
Weis Markets Inc	4,879	219,848

		27,024,646

Energy - 2.5%

Abraxas Petroleum Corp *	42,158	42,580
Adams Resources & Energy Inc	922	36,862
Alon USA Energy Inc	14,289	147,463
Approach Resources Inc *	17,692	20,523
Archrock Inc (Greece)	31,735	253,880
Ardmore Shipping Corp (Ireland)	8,283	69,991
Atwood Oceanics Inc	28,187	258,475
Basic Energy Services Inc *	20,170	55,669
Bill Barrett Corp *	23,075	143,527
Bonanza Creek Energy Inc *	22,999	36,568
Bristow Group Inc	15,920	301,206
C&J Energy Services Ltd *	25,767	36,331
Callon Petroleum Co *	43,174	382,090
CARBO Ceramics Inc	8,943	126,991
Carrizo Oil & Gas Inc *	26,465	818,298
Clayton Williams Energy Inc *	2,710	24,173
Clean Energy Fuels Corp *	32,381	94,876
Cloud Peak Energy Inc *	28,330	55,244
Contango Oil & Gas Co *	7,703	90,818
Delek US Holdings Inc	26,345	401,498
DHT Holdings Inc	42,724	246,090
Dorian LPG Ltd *	11,635	109,369
Earthstone Energy Inc *	499	6,043
Eclipse Resources Corp *	20,752	29,883
Energy Fuels Inc * (Canada)	19,005	42,001
Energy XXI Ltd	41,021	25,552
Era Group Inc *	9,382	88,003
Erin Energy Corp *	6,405	12,041
Evolution Petroleum Corp	10,614	51,584
EXCO Resources Inc *	68,933	68,182
Exterran Corp *	15,867	245,304
Fairmount Santrol Holdings Inc *	29,497	74,037
Forum Energy Technologies Inc *	27,120	357,984
Frontline Ltd (Norway)	20,976	175,569
GasLog Ltd (Monaco)	19,101	186,044
Gastar Exploration Inc *	38,864	42,750
Gener8 Maritime Inc *	6,463	45,629
Geospace Technologies Corp *	5,965	73,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Green Plains Inc	17,445	$278,422
Gulfmark Offshore Inc ‘A’ *	11,516	71,054
Halcon Resources Corp *	33,504	32,201
Hallador Energy Co	4,646	21,232
Helix Energy Solutions Group Inc *	48,550	271,880
Hornbeck Offshore Services Inc *	14,800	146,964
Independence Contract Drilling Inc *	7,270	34,678
ION Geophysical Corp *	4,315	34,865
Isramco Inc *	402	32,843
Jones Energy Inc ‘A’ *	13,512	44,995
Key Energy Services Inc *	57,514	21,246
Matador Resources Co *	36,172	685,821
Matrix Service Co *	12,195	215,852
McDermott International Inc *	109,735	448,816
Natural Gas Services Group Inc *	5,806	125,584
Navios Maritime Acquisition Corp	37,308	59,320
Newpark Resources Inc *	38,680	167,098
Nordic American Offshore Ltd * (Norway)	8,334	37,336
Nordic American Tankers Ltd	40,922	576,591
North Atlantic Drilling Ltd * (Norway)	2,800	7,672
Northern Oil & Gas Inc *	28,636	114,258
Oasis Petroleum Inc *	82,134	597,936
Oil States International Inc *	23,710	747,339
Pacific Ethanol Inc *	14,504	67,879
Panhandle Oil & Gas Inc ‘A’	7,364	127,471
Par Pacific Holdings Inc *	7,290	136,760
Parker Drilling Co *	55,538	117,741
Parsley Energy Inc ‘A’ *	45,379	1,025,565
PDC Energy Inc *	20,955	1,245,775
Peabody Energy Corp	8,473	19,657
PHI Inc *	5,731	108,259
Pioneer Energy Services Corp *	29,421	64,726
Renewable Energy Group Inc *	20,214	190,820
REX American Resources Corp *	2,558	141,892
Rex Energy Corp *	22,894	17,589
RigNet Inc *	5,626	76,964
Ring Energy Inc *	10,966	55,378
RSP Permian Inc *	29,775	864,666
Sanchez Energy Corp *	24,658	135,372
Scorpio Tankers Inc (Monaco)	82,082	478,538
SEACOR Holdings Inc *	8,081	440,010
SemGroup Corp ‘A’	20,093	450,083
Seventy Seven Energy Inc *	26,535	15,393
Ship Finance International Ltd (Norway)	27,169	377,377
Stone Energy Corp *	26,183	20,685
Synergy Resources Corp *	53,648	416,845
Teekay Tankers Ltd ‘A’ (Bermuda)	41,461	152,162
Tesco Corp	17,453	150,270
TETRA Technologies Inc *	36,364	230,911
Tidewater Inc	21,561	147,262
TransAtlantic Petroleum Ltd *	11,183	8,387
Triangle Petroleum Corp *	20,866	11,316
Ultra Petroleum Corp *	70,559	35,138
Unit Corp *	22,980	202,454
Uranium Energy Corp *	43,610	32,620
US Silica Holdings Inc	28,510	647,747
W&T Offshore Inc *	16,321	35,743
Western Refining Inc	32,325	940,334
Westmoreland Coal Co *	8,036	57,940

		19,298,468

Financials - 25.1%

1st Source Corp	7,388	235,234
Acadia Realty Trust REIT	31,403	1,103,187
Access National Corp	3,155	62,564
AG Mortgage Investment Trust Inc REIT	13,875	181,346
Agree Realty Corp REIT	8,374	322,148
Alexander & Baldwin Inc	22,111	811,032
Alexander’s Inc REIT	951	361,903
Allegiance Bancshares Inc *	814	14,953

	Shares	Value
Altisource Asset Management Corp *	450	$5,310
Altisource Portfolio Solutions SA *	6,082	146,880
Altisource Residential Corp REIT	26,537	318,444
Ambac Financial Group Inc *	20,785	328,403
American Assets Trust Inc REIT	15,826	631,774
American Capital Mortgage Investment Corp REIT	23,004	337,699
American Equity Investment Life Holding Co	36,375	611,100
American National Bankshares Inc	4,051	102,612
Ameris Bancorp	14,858	439,500
AMERISAFE Inc	8,690	456,573
Ames National Corp	4,080	101,021
Anchor BanCorp Wisconsin Inc *	3,550	159,963
Anworth Mortgage Asset Corp REIT	49,097	228,792
Apollo Commercial Real Estate Finance Inc REIT	27,767	452,602
Apollo Residential Mortgage Inc REIT	15,116	202,857
Ares Commercial Real Estate Corp REIT	13,330	145,964
Argo Group International Holdings Ltd	12,577	721,794
Arlington Asset Investment Corp ‘A’	7,704	96,531
Armada Hoffler Properties Inc REIT	12,733	143,246
ARMOUR Residential REIT Inc	17,902	385,430
Arrow Financial Corp	5,235	139,094
Ashford Hospitality Prime Inc REIT	11,933	139,258
Ashford Hospitality Trust Inc REIT	38,911	248,252
Ashford Inc *	499	22,749
Associated Capital Group Inc ‘A’ *	2,910	81,538
Astoria Financial Corp	41,332	654,699
Atlas Financial Holdings Inc *	4,987	90,464
AV Homes Inc *	5,598	63,593
Baldwin & Lyons Inc ‘B’	4,240	104,346
Banc of California Inc	19,377	339,098
BancFirst Corp	3,312	188,883
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	13,906	336,803
BancorpSouth Inc	43,731	931,908
Bank Mutual Corp	21,070	159,500
Bank of Marin Bancorp	2,795	137,570
Bank of the Ozarks Inc	35,502	1,490,019
BankFinancial Corp	8,590	101,534
Banner Corp	9,609	403,962
Bar Harbor Bankshares	2,417	80,293
BBCN Bancorp Inc	36,422	553,250
BBX Capital Corp ‘A’ *	1,059	16,902
Bear State Financial Inc *	5,597	51,884
Beneficial Bancorp Inc *	37,947	519,494
Berkshire Hills Bancorp Inc	13,662	367,371
BGC Partners Inc ‘A’	83,845	758,797
Blue Hills Bancorp Inc	12,959	177,150
Bluerock Residential Growth REIT Inc	8,752	95,222
BNC Bancorp	12,654	267,252
BofI Holding Inc *	28,036	598,288
Boston Private Financial Holdings Inc	38,064	435,833
Bridge Bancorp Inc	6,173	188,091
Brookline Bancorp Inc	32,146	353,927
Bryn Mawr Bank Corp	8,248	212,221
BSB Bancorp Inc *	3,487	78,353
C1 Financial Inc *	2,392	57,886
Calamos Asset Management Inc ‘A’	8,169	69,355
Camden National Corp	3,436	144,312
Capital Bank Financial Corp ‘A’	9,536	294,186
Capital City Bank Group Inc	4,875	71,126
Capitol Federal Financial Inc	64,294	852,538
Capstead Mortgage Corp REIT	44,042	435,575
Cardinal Financial Corp	14,762	300,407
CareTrust REIT Inc	22,024	279,705
Cascade Bancorp *	13,811	78,861
Cash America International Inc	11,525	445,326
CatchMark Timber Trust Inc ‘A’ REIT	18,301	198,200
Cathay General Bancorp	36,182	1,025,036

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Cedar Realty Trust Inc REIT	39,359	$284,566
CenterState Banks Inc	20,811	309,876
Central Pacific Financial Corp	10,478	228,106
Century Bancorp Inc ‘A’	1,676	65,213
Charter Financial Corp	7,546	101,871
Chatham Lodging Trust REIT	17,955	384,776
Chemical Financial Corp	15,382	548,984
Chesapeake Lodging Trust REIT	27,113	717,410
Citizens & Northern Corp	5,598	111,288
Citizens Inc *	22,017	159,403
City Holding Co	6,972	333,122
Clifton Bancorp Inc	12,182	184,192
CNB Financial Corp	6,801	119,630
CNO Financial Group Inc	84,515	1,514,509
CoBiz Financial Inc	16,679	197,146
Cohen & Steers Inc	9,269	360,749
Colony Capital Inc ‘A’ REIT	51,276	859,899
Colony Starwood Homes REIT	17,798	440,501
Columbia Banking System Inc	26,374	789,110
Community Bank System Inc	18,689	714,107
Community Trust Bancorp Inc	7,095	250,595
CommunityOne Bancorp *	5,850	77,688
ConnectOne Bancorp Inc	13,428	219,548
Consolidated-Tomoka Land Co	2,083	96,110
CorEnergy Infrastructure Trust Inc REIT	5,224	105,055
CoreSite Realty Corp REIT	11,154	780,892
Cousins Properties Inc REIT	97,951	1,016,731
Cowen Group Inc ‘A’ *	47,490	180,937
Crawford & Co ‘B’	12,884	83,488
CU Bancorp *	7,525	159,304
CubeSmart REIT	79,243	2,638,792
Customers Bancorp Inc *	12,506	295,517
CVB Financial Corp	48,526	846,779
CyrusOne Inc REIT	33,231	1,516,995
CYS Investments Inc REIT	72,342	588,864
DCT Industrial Trust Inc REIT	40,598	1,602,403
Diamond Hill Investment Group Inc	1,383	245,289
DiamondRock Hospitality Co REIT	91,042	921,345
Dime Community Bancshares Inc	14,336	252,600
Donegal Group Inc ‘A’	3,696	53,148
DuPont Fabros Technology Inc REIT	28,870	1,170,101
Dynex Capital Inc REIT	26,148	173,884
Eagle Bancorp Inc *	13,745	659,760
Easterly Government Properties Inc REIT	6,709	124,251
EastGroup Properties Inc REIT	14,795	893,174
Education Realty Trust Inc REIT	28,731	1,195,210
eHealth Inc *	7,993	75,054
EMC Insurance Group Inc	3,509	90,006
Employers Holdings Inc	14,636	411,857
Encore Capital Group Inc *	11,993	308,700
Enova International Inc *	12,228	77,159
Enstar Group Ltd * (Bermuda)	4,103	667,066
Enterprise Bancorp Inc	3,448	90,476
Enterprise Financial Services Corp	9,187	248,416
EPR Properties REIT	26,239	1,748,042
Equity One Inc REIT	36,324	1,041,046
Essent Group Ltd *	25,545	531,336
EverBank Financial Corp	43,941	663,070
Evercore Partners Inc ‘A’	15,705	812,734
EZCORP Inc ‘A’ *	23,469	69,703
Farmers Capital Bank Corp	3,396	89,722
FBL Financial Group Inc ‘A’	4,374	269,088
FCB Financial Holdings Inc ‘A’ *	12,957	430,950
Federal Agricultural Mortgage Corp ‘C’	4,889	184,462
Federated National Holding Co	6,518	128,144
FelCor Lodging Trust Inc REIT	65,949	535,506
Fidelity & Guaranty Life	5,133	134,690
Fidelity Southern Corp	7,758	124,438
Fifth Street Asset Management Inc	3,355	10,266
Financial Engines Inc	23,742	746,211

	Shares	Value
Financial Institutions Inc	6,420	$186,629
First American Financial Corp	49,435	1,883,968
First Bancorp Inc	4,897	95,540
First Bancorp NC	9,026	170,140
First BanCorp PR *	52,484	153,253
First Busey Corp	10,915	223,539
First Business Financial Services Inc	4,126	94,609
First Cash Financial Services Inc	12,903	594,312
First Citizens BancShares Inc ‘A’	3,500	878,745
First Commonwealth Financial Corp	40,971	363,003
First Community Bancshares Inc	7,810	154,950
First Connecticut Bancorp Inc	7,440	118,742
First Defiance Financial Corp	4,313	165,662
First Financial Bancorp	28,224	513,112
First Financial Bankshares Inc	29,304	866,812
First Financial Corp	5,107	174,710
First Industrial Realty Trust Inc REIT	50,140	1,140,184
First Interstate BancSystem Inc ‘A’	8,979	252,579
First Merchants Corp	17,319	408,209
First Midwest Bancorp Inc	35,656	642,521
First NBC Bank Holding Co *	7,088	145,942
First Potomac Realty Trust REIT	27,077	245,318
FirstMerit Corp	75,061	1,580,034
Flagstar Bancorp Inc *	9,194	197,303
Flushing Financial Corp	13,475	291,330
FNB Corp	93,157	1,211,973
FNFV Group *	34,004	368,943
Forestar Group Inc *	15,319	199,760
Fox Chase Bancorp Inc	5,598	108,153
Franklin Financial Network Inc *	2,709	73,143
Franklin Street Properties Corp REIT	41,261	437,779
FRP Holdings Inc *	3,101	110,396
Fulton Financial Corp	80,853	1,081,813
GAIN Capital Holdings Inc	15,010	98,466
GAMCO Investors Inc ‘A’	2,910	107,845
German American Bancorp Inc	6,115	196,903
Getty Realty Corp REIT	11,779	233,578
Glacier Bancorp Inc	34,522	877,549
Gladstone Commercial Corp REIT	9,775	160,115
Global Indemnity PLC *	3,560	110,823
Government Properties Income Trust REIT	31,043	554,118
Gramercy Property Trust REIT	191,689	1,619,772
Great Ajax Corp REIT	2,428	27,169
Great Southern Bancorp Inc	4,828	179,264
Great Western Bancorp Inc	18,973	517,394
Green Bancorp Inc *	4,367	33,058
Green Dot Corp ‘A’ *	21,078	484,162
Greenhill & Co Inc	13,467	298,967
Greenlight Capital Re Ltd ‘A’ *	13,360	291,114
Guaranty Bancorp	6,865	106,133
Hallmark Financial Services Inc *	6,509	74,854
Hampton Roads Bankshares Inc *	15,696	27,782
Hancock Holding Co	35,610	817,606
Hanmi Financial Corp	14,578	321,008
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	16,581	318,687
Hatteras Financial Corp REIT	44,197	632,017
HCI Group Inc	4,099	136,497
Healthcare Realty Trust Inc REIT	45,805	1,414,916
Heartland Financial USA Inc	8,193	252,262
Heritage Commerce Corp	9,521	95,305
Heritage Financial Corp	13,890	244,047
Heritage Insurance Holdings Inc	11,554	184,517
Heritage Oaks Bancorp	11,308	88,089
Hersha Hospitality Trust REIT	21,600	460,944
HFF Inc ‘A’	17,313	476,627
Highwoods Properties Inc REIT	43,077	2,059,511
Hilltop Holdings Inc *	34,915	659,195
Hingham Institution for Savings	530	63,128
Home BancShares Inc	25,869	1,059,336

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
HomeStreet Inc *	10,212	$212,512
HomeTrust Bancshares Inc *	8,371	153,440
Horace Mann Educators Corp	18,824	596,533
Horizon Bancorp	4,754	117,519
Houlihan Lokey Inc	5,213	129,804
Hudson Pacific Properties Inc REIT	33,935	981,400
IBERIABANK Corp	17,284	886,151
Impac Mortgage Holdings Inc *	4,180	57,977
Independence Holding Co	3,226	51,358
Independence Realty Trust Inc REIT	12,847	91,471
Independent Bank Corp MA	11,960	549,682
Independent Bank Corp MI	10,071	146,533
Independent Bank Group Inc	4,435	121,519
Infinity Property & Casualty Corp	5,242	421,981
InfraREIT Inc	10,256	174,865
International Bancshares Corp	24,727	609,768
INTL. FCStone Inc *	6,865	183,501
Invesco Mortgage Capital Inc REIT	53,166	647,562
Investment Technology Group Inc	15,812	349,445
Investors Bancorp Inc	152,643	1,776,765
Investors Real Estate Trust REIT	56,719	411,780
iStar Inc REIT *	36,053	348,272
James River Group Holdings Ltd	5,010	161,623
Janus Capital Group Inc	66,606	974,446
KCG Holdings Inc ‘A’ *	15,791	188,702
Kearny Financial Corp	43,025	531,359
Kemper Corp	19,874	587,674
Kennedy-Wilson Holdings Inc	42,173	923,589
Kite Realty Group Trust REIT	38,023	1,053,617
Ladder Capital Corp REIT	18,536	230,773
Ladenburg Thalmann Financial Services Inc *	48,335	120,838
Lakeland Bancorp Inc	17,374	176,346
Lakeland Financial Corp	7,626	349,118
LaSalle Hotel Properties REIT	51,415	1,301,314
LegacyTexas Financial Group Inc	21,763	427,643
LendingTree Inc *	2,883	281,900
Lexington Realty Trust REIT	94,706	814,472
Live Oak Bancshares Inc	1,169	17,535
LTC Properties Inc REIT	16,239	734,652
Mack-Cali Realty Corp REIT	40,443	950,411
Maiden Holdings Ltd	23,136	299,380
MainSource Financial Group Inc	9,964	210,141
Marcus & Millichap Inc *	6,283	159,525
MarketAxess Holdings Inc	16,967	2,117,991
Marlin Business Services Corp	3,834	54,865
MB Financial Inc	34,005	1,103,462
MBIA Inc *	53,797	476,103
Medical Properties Trust Inc REIT	107,035	1,389,314
Medley Management Inc ‘A’	3,578	19,679
Mercantile Bank Corp	7,706	172,769
Merchants Bancshares Inc	2,341	69,621
Meridian Bancorp Inc	25,382	353,317
Meta Financial Group Inc	3,165	144,324
MGIC Investment Corp *	154,625	1,185,974
MidWestOne Financial Group Inc	3,537	97,091
Moelis & Co ‘A’	8,028	226,630
Monmouth Real Estate Investment Corp REIT	27,779	330,292
Monogram Residential Trust Inc REIT	77,234	761,527
National Bank Holdings Corp ‘A’	13,530	275,877
National Bankshares Inc	3,196	109,687
National Commerce Corp *	2,757	65,093
National General Holdings Corp	17,387	375,385
National Health Investors Inc REIT	17,230	1,146,140
National Interstate Corp	3,227	96,552
National Penn Bancshares Inc	64,225	683,354
National Storage Affiliates Trust REIT	10,895	230,974
National Western Life Group Inc ‘A’	1,030	237,549
Nationstar Mortgage Holdings Inc *	16,648	164,815

	Shares	Value
NBT Bancorp Inc	20,103	$541,776
Nelnet Inc ‘A’	10,399	409,409
New Residential Investment Corp REIT	105,832	1,230,826
New Senior Investment Group Inc REIT	38,571	397,281
New York Mortgage Trust Inc REIT	50,053	237,251
New York REIT Inc	74,907	756,561
NewStar Financial Inc *	11,244	98,385
NexPoint Residential Trust Inc REIT	9,036	118,281
NMI Holdings Inc ‘A’ *	22,806	115,170
Northfield Bancorp Inc	21,455	352,720
Northwest Bancshares Inc	44,197	597,101
OceanFirst Financial Corp	6,256	110,606
Ocwen Financial Corp *	49,443	122,124
OFG Bancorp	20,957	146,489
Old National Bancorp	53,519	652,397
Old Second Bancorp Inc *	12,913	92,586
OM Asset Management PLC	11,516	153,739
On Deck Capital Inc *	5,296	41,256
One Liberty Properties Inc REIT	6,095	136,589
OneBeacon Insurance Group Ltd ‘A’	9,945	126,600
Oppenheimer Holdings Inc ‘A’	4,764	75,176
Opus Bank	4,888	166,192
Orchid Island Capital Inc REIT	10,213	105,909
Oritani Financial Corp	20,083	340,809
Pacific Continental Corp	9,163	147,799
Pacific Premier Bancorp Inc *	11,955	255,478
Park National Corp	5,972	537,480
Park Sterling Corp	20,643	137,689
Parkway Properties Inc REIT	38,220	598,525
Patriot National Inc *	3,983	30,669
Peapack Gladstone Financial Corp	7,031	118,824
Pebblebrook Hotel Trust REIT	32,698	950,531
Penns Woods Bancorp Inc	2,232	86,021
Pennsylvania Real Estate Investment Trust REIT	31,131	680,212
PennyMac Financial Services Inc ‘A’ *	6,320	74,323
PennyMac Mortgage Investment Trust REIT	26,181	357,109
Peoples Bancorp Inc	8,256	161,322
Peoples Financial Services Corp	3,484	129,605
PHH Corp *	20,184	253,107
Physicians Realty Trust REIT	49,362	917,146
PICO Holdings Inc *	10,593	108,366
Pinnacle Financial Partners Inc	16,414	805,271
Piper Jaffray Cos *	6,265	310,493
Potlatch Corp REIT	18,324	577,206
PRA Group Inc *	21,932	644,581
Preferred Apartment Communities Inc ‘A’ REIT	10,209	129,450
Preferred Bank	5,284	159,841
Primerica Inc	22,020	980,551
PrivateBancorp Inc	35,723	1,378,908
Prosperity Bancshares Inc	31,794	1,474,924
Provident Financial Services Inc	30,035	606,407
PS Business Parks Inc REIT	8,896	894,137
Pzena Investment Management Inc ‘A’	5,865	44,281
QCR Holdings Inc	5,441	129,768
QTS Realty Trust Inc ‘A’ REIT	12,869	609,733
Radian Group Inc	83,259	1,032,412
RAIT Financial Trust REIT	38,266	120,155
Ramco-Gershenson Properties Trust REIT	36,528	658,600
RE/MAX Holdings Inc ‘A’	5,591	191,771
Redwood Trust Inc REIT	36,358	475,563
Regional Management Corp *	5,198	88,938
Renasant Corp	18,386	605,083
Republic Bancorp Inc ‘A’	4,446	114,840
Resource America Inc ‘A’	7,411	42,761
Resource Capital Corp REIT	15,602	175,523
Retail Opportunity Investments Corp REIT	44,383	892,986
Rexford Industrial Realty Inc REIT	26,146	474,811
RLI Corp	19,555	1,307,447

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
RLJ Lodging Trust REIT	57,983	$1,326,651
Rouse Properties Inc REIT	16,952	311,578
Ryman Hospitality Properties Inc REIT	19,923	1,025,636
S&T Bancorp Inc	15,878	409,017
Sabra Health Care REIT Inc	29,467	591,992
Safeguard Scientifics Inc *	9,520	126,140
Safety Insurance Group Inc	6,739	384,527
Sandy Spring Bancorp Inc	11,309	314,729
Saul Centers Inc REIT	4,476	237,318
Seacoast Banking Corp of Florida *	10,253	161,895
Select Income REIT	28,986	668,127
Selective Insurance Group Inc	26,018	952,519
ServisFirst Bancshares Inc	10,192	452,525
Sierra Bancorp	5,553	100,787
Silver Bay Realty Trust Corp REIT	16,909	251,099
Simmons First National Corp ‘A’	13,665	615,882
South State Corp	10,951	703,383
Southside Bancshares Inc	11,674	304,341
Southwest Bancorp Inc	8,715	131,161
Sovran Self Storage Inc REIT	17,894	2,110,597
STAG Industrial Inc REIT	30,165	614,159
State Auto Financial Corp	6,744	148,773
State Bank Financial Corp	16,390	323,866
State National Cos Inc	14,212	179,071
Sterling Bancorp	55,128	878,189
Stewart Information Services Corp	10,601	384,604
Stifel Financial Corp *	30,857	913,367
Stock Yards Bancorp Inc	6,798	261,927
Stonegate Bank	5,028	150,639
Stonegate Mortgage Corp *	6,642	38,125
STORE Capital Corp REIT	17,273	447,025
Suffolk Bancorp	5,503	138,896
Summit Hotel Properties Inc REIT	40,492	484,689
Sun Bancorp Inc *	3,916	81,100
Sun Communities Inc REIT	22,541	1,614,161
Sunstone Hotel Investors Inc REIT	97,638	1,366,932
Talmer Bancorp Inc ‘A’	22,878	413,863
Tejon Ranch Co *	6,247	128,501
Terreno Realty Corp REIT	19,969	468,273
Territorial Bancorp Inc	3,942	102,729
Texas Capital Bancshares Inc *	20,827	799,340
The Bancorp Inc *	15,765	90,176
The First of Long Island Corp	5,619	160,142
The GEO Group Inc REIT	33,841	1,173,267
The JG Wentworth Co ‘A’ *	6,660	8,125
The Navigators Group Inc *	4,884	409,621
The RMR Group Inc ‘A’ *	2,985	74,655
The St Joe Co *	25,120	430,808
Third Point Reinsurance Ltd * (Bermuda)	38,894	442,225
Tiptree Financial Inc ‘A’	12,249	69,819
Tompkins Financial Corp	6,896	441,344
Towne Bank	20,836	399,843
TriCo Bancshares	10,410	263,581
TriState Capital Holdings Inc *	9,837	123,946
Triumph Bancorp Inc *	7,151	113,200
TrustCo Bank Corp NY	43,358	262,749
Trustmark Corp	30,877	711,097
UMB Financial Corp	17,760	916,949
UMH Properties Inc REIT	10,770	106,838
Umpqua Holdings Corp	100,077	1,587,221
Union Bankshares Corp	20,605	507,501
United Bankshares Inc	31,476	1,155,169
United Community Banks Inc	23,859	440,676
United Community Financial Corp	22,622	132,791
United Development Funding IV REIT +	13,844	44,301
United Financial Bancorp Inc	22,655	285,226
United Fire Group Inc	9,223	404,152
United Insurance Holdings Corp	8,086	155,332
Universal Health Realty Income Trust REIT	4,266	239,963
Universal Insurance Holdings Inc	14,756	262,657

	Shares	Value
Univest Corp of Pennsylvania	8,124	$158,499
Urban Edge Properties REIT	39,691	1,025,615
Urstadt Biddle Properties Inc ‘A’ REIT	8,855	185,512
Valley National Bancorp	106,637	1,017,317
Virtu Financial Inc ‘A’	8,856	195,806
Virtus Investment Partners Inc	3,148	245,890
Walker & Dunlop Inc *	12,169	295,342
Walter Investment Management Corp *	17,402	132,951
Washington REIT	31,179	910,739
Washington Federal Inc	42,755	968,401
Washington Trust Bancorp Inc	6,809	254,112
Waterstone Financial Inc	12,186	166,704
Webster Financial Corp	41,347	1,484,357
WesBanco Inc	17,571	522,034
West Bancorp Inc	7,303	133,134
Westamerica Bancorp	11,677	568,787
Western Alliance Bancorp *	39,225	1,309,331
Western Asset Mortgage Capital Corp REIT	20,424	205,261
Westwood Holdings Group Inc	3,559	208,735
Whitestone REIT	12,058	151,569
Wilshire Bancorp Inc	32,325	332,948
Wintrust Financial Corp	21,483	952,556
WisdomTree Investments Inc	51,864	592,806
World Acceptance Corp *	3,371	127,828
WSFS Financial Corp	12,955	421,297
Xenia Hotels & Resorts Inc REIT	50,778	793,152
Yadkin Financial Corp	19,807	468,832
ZAIS Group Holdings Inc *	1,178	5,725

		193,591,805

Health Care - 13.3%

AAC Holdings Inc *	3,611	71,462
Abaxis Inc	10,403	472,192
Abeona Therapeutics Inc *	4,705	12,045
ABIOMED Inc *	19,020	1,803,286
ACADIA Pharmaceuticals Inc *	38,274	1,070,141
Accelerate Diagnostics Inc *	10,975	157,711
Acceleron Pharma Inc *	11,078	292,348
Accuray Inc *	36,533	211,161
Aceto Corp	13,319	313,796
Achillion Pharmaceuticals Inc *	53,926	416,309
Aclaris Therapeutics Inc *	2,301	43,604
Acorda Therapeutics Inc *	19,622	519,002
Adamas Pharmaceuticals Inc *	5,775	83,507
Addus HomeCare Corp *	2,963	50,934
Adeptus Health Inc ‘A’ *	2,852	158,400
Aduro Biotech Inc *	3,779	48,409
Advaxis Inc *	14,070	127,052
Aegerion Pharmaceuticals Inc *	11,503	42,561
Aerie Pharmaceuticals Inc *	9,450	114,912
Affimed NV * (Germany)	7,209	26,962
Affymetrix Inc *	35,445	496,584
Agenus Inc *	34,970	145,475
Agile Therapeutics Inc *	4,634	28,777
Aimmune Therapeutics Inc *	5,027	68,166
Air Methods Corp *	18,015	652,503
Akebia Therapeutics Inc *	14,479	130,456
Albany Molecular Research Inc *	11,450	175,071
Alder Biopharmaceuticals Inc *	10,695	261,921
Alimera Sciences Inc *	13,396	23,443
Alliance HealthCare Services Inc *	2,288	16,451
Almost Family Inc *	3,267	121,663
AMAG Pharmaceuticals Inc *	15,684	367,006
Amedisys Inc *	12,918	624,456
Amicus Therapeutics Inc *	53,135	448,991
AMN Healthcare Services Inc *	21,814	733,169
Amphastar Pharmaceuticals Inc *	14,628	175,536
Amsurg Corp *	24,428	1,822,329
Anacor Pharmaceuticals Inc *	18,650	996,842
Analogic Corp	5,737	453,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
AngioDynamics Inc *	11,705	$143,854
ANI Pharmaceuticals Inc *	3,581	120,536
Anika Therapeutics Inc *	6,671	298,327
Antares Pharma Inc *	71,590	62,290
Anthera Pharmaceuticals Inc *	18,143	65,678
Applied Genetic Technologies Corp *	3,941	55,095
Aralez Pharmaceuticals Inc * (Canada)	23,339	82,853
Aratana Therapeutics Inc *	13,568	74,895
Ardelyx Inc *	9,739	75,672
Arena Pharmaceuticals Inc *	111,203	219,070
ARIAD Pharmaceuticals Inc *	76,848	491,059
Array BioPharma Inc *	64,619	190,626
Arrowhead Research Corp *	27,566	132,868
Assembly Biosciences Inc *	6,526	32,761
Asterias Biotherapeutics Inc *	4,798	22,551
Atara Biotherapeutics Inc *	7,698	146,493
AtriCure Inc *	13,115	220,725
Atrion Corp	666	263,310
aTyr Pharma Inc *	2,894	11,402
Avalanche Biotechnologies Inc *	8,925	46,142
Avexis Inc *	2,043	55,651
Axovant Sciences Ltd *	5,931	68,088
Bellicum Pharmaceuticals Inc *	3,712	34,707
BioCryst Pharmaceuticals Inc *	33,156	93,831
BioDelivery Sciences International Inc *	21,241	68,608
BioScrip Inc *	30,998	66,336
BioSpecifics Technologies Corp *	2,232	77,718
BioTelemetry Inc *	12,415	145,007
BioTime Inc *	23,201	66,587
Blueprint Medicines Corp *	4,307	77,741
Calithera Biosciences Inc *	5,348	30,377
Cambrex Corp *	14,398	633,512
Cantel Medical Corp	15,665	1,117,854
Capital Senior Living Corp *	13,620	252,242
Cara Therapeutics Inc *	8,537	53,100
Carbylan Therapeutics Inc *	5,713	3,675
Cardiovascular Systems Inc *	14,509	150,458
Castlight Health Inc ‘B’ *	15,812	52,654
Catabasis Pharmaceuticals Inc *	972	4,899
Catalent Inc *	38,388	1,023,808
Catalyst Pharmaceuticals Inc *	34,155	39,961
Celldex Therapeutics Inc *	45,078	170,395
Cellular Biomedicine Group Inc *	4,499	83,906
Cempra Inc *	15,756	276,045
Cepheid *	32,719	1,091,506
Cerus Corp *	43,785	259,645
Chemed Corp	7,767	1,052,040
ChemoCentryx Inc *	12,663	31,531
Chiasma Inc *	2,861	26,207
Chimerix Inc *	20,929	106,947
Cidara Therapeutics Inc *	2,226	28,270
Civitas Solutions Inc *	5,321	92,745
Clovis Oncology Inc *	12,748	244,762
Coherus Biosciences Inc *	10,755	228,329
Collegium Pharmaceutical Inc *	3,089	56,065
Computer Programs & Systems Inc	5,163	269,096
Concert Pharmaceuticals Inc *	6,920	94,527
ConforMIS Inc *	4,069	43,742
CONMED Corp	12,712	533,141
Connecture Inc *	3,381	8,655
Corcept Therapeutics Inc *	28,393	132,879
Corindus Vascular Robotics Inc *	9,419	9,330
Corium International Inc *	3,777	14,579
CorMedix Inc *	15,051	39,885
CorVel Corp *	3,960	156,103
Cross Country Healthcare Inc *	14,838	172,566
CryoLife Inc	11,771	126,538
CTI BioPharma Corp *	89,881	47,763
Curis Inc *	50,553	81,390
Cutera Inc *	6,697	75,341

	Shares	Value
Cynosure Inc ‘A’ *	10,118	$446,406
Cytokinetics Inc *	16,010	112,871
CytomX Therapeutics Inc *	3,168	40,867
CytRx Corp *	29,099	77,985
Depomed Inc *	27,538	383,604
Dermira Inc *	6,666	137,853
Dicerna Pharmaceuticals Inc *	6,667	35,735
Dimension Therapeutics Inc *	1,830	14,329
Diplomat Pharmacy Inc *	16,586	454,456
Durect Corp *	50,378	68,010
Dynavax Technologies Corp *	16,287	313,362
Eagle Pharmaceuticals Inc *	3,938	159,489
Edge Therapeutics Inc *	3,425	31,339
Editas Medicine Inc *	3,025	104,484
Emergent BioSolutions Inc *	13,928	506,283
Enanta Pharmaceuticals Inc *	7,377	216,662
EndoChoice Holdings Inc *	1,917	9,988
Endocyte Inc *	17,148	53,159
Endologix Inc *	32,960	275,546
Entellus Medical Inc *	2,562	46,603
Epizyme Inc *	17,976	217,869
Esperion Therapeutics Inc *	6,036	102,069
Evolent Health Inc ‘A’ *	5,375	56,760
Exact Sciences Corp *	43,932	296,102
Exactech Inc *	4,765	96,539
ExamWorks Group Inc *	18,980	561,049
Exelixis Inc *	103,142	412,568
Fibrocell Science Inc *	11,714	29,285
FibroGen Inc *	21,890	466,038
Five Prime Therapeutics Inc *	10,154	412,557
Five Star Quality Care Inc *	19,213	43,998
Flex Pharma Inc *	2,409	26,427
Flexion Therapeutics Inc *	6,360	58,512
Fluidigm Corp *	13,385	108,017
Foamix Pharmaceuticals Ltd * (Israel)	10,564	68,877
Foundation Medicine Inc *	5,462	99,299
Galena Biopharma Inc *	75,616	102,838
Genesis Healthcare Inc *	16,935	39,289
GenMark Diagnostics Inc *	19,352	101,985
Genocea Biosciences Inc *	8,578	66,394
Genomic Health Inc *	8,131	201,405
Geron Corp *	72,235	210,926
Glaukos Corp *	2,801	47,225
Global Blood Therapeutics Inc *	3,129	49,626
Globus Medical Inc ‘A’ *	31,295	743,256
Greatbatch Inc *	11,663	415,669
Haemonetics Corp *	23,586	825,038
Halozyme Therapeutics Inc *	48,562	459,882
Halyard Health Inc *	21,179	608,473
Harvard Bioscience Inc *	12,671	38,266
HealthEquity Inc *	16,633	410,336
HealthSouth Corp	41,677	1,568,306
HealthStream Inc *	11,642	257,172
Healthways Inc *	14,399	145,286
HeartWare International Inc *	7,972	250,480
Heron Therapeutics Inc *	13,397	254,409
Heska Corp *	2,598	74,043
HMS Holdings Corp *	39,171	562,104
ICU Medical Inc *	6,454	671,861
Idera Pharmaceuticals Inc *	38,891	77,004
Ignyta Inc *	9,741	65,947
Immune Design Corp *	5,026	65,338
ImmunoGen Inc *	39,439	336,020
Immunomedics Inc *	43,213	108,033
Impax Laboratories Inc *	32,604	1,043,980
Imprivata Inc *	4,162	52,566
INC Research Holdings Inc ‘A’ *	5,941	244,829
Infinity Pharmaceuticals Inc *	22,569	118,939
Innoviva Inc	38,887	489,587
Inogen Inc *	7,280	327,454

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Inovio Pharmaceuticals Inc *	33,102	$288,318
Insmed Inc *	28,134	356,458
Insulet Corp *	25,884	858,313
Insys Therapeutics Inc *	10,776	172,308
Integra LifeSciences Holdings Corp *	12,749	858,773
Intersect ENT Inc *	7,576	143,944
Intra-Cellular Therapies Inc *	11,950	332,210
Invacare Corp	14,901	196,246
Invitae Corp *	3,155	32,276
InVivo Therapeutics Holdings Corp *	14,592	101,852
Invuity Inc *	1,524	11,003
iRadimed Corp *	1,181	22,628
Ironwood Pharmaceuticals Inc *	57,603	630,177
K2M Group Holdings Inc *	8,316	123,326
Karyopharm Therapeutics Inc *	10,606	94,606
Keryx Biopharmaceuticals Inc *	47,399	221,353
Kindred Healthcare Inc	38,202	471,795
Kite Pharma Inc *	14,722	675,887
La Jolla Pharmaceutical Co *	5,983	125,105
Landauer Inc	4,403	145,607
Lannett Co Inc *	12,216	219,033
Lantheus Holdings Inc *	4,118	7,783
LDR Holding Corp *	11,323	288,623
LeMaitre Vascular Inc	5,505	85,438
Lexicon Pharmaceuticals Inc *	18,766	224,254
LHC Group Inc *	5,956	211,795
Ligand Pharmaceuticals Inc *	8,065	863,681
Lion Biotechnologies Inc *	20,593	104,612
LivaNova PLC *	20,211	1,090,990
Loxo Oncology Inc *	3,908	106,845
Luminex Corp *	19,686	381,908
MacroGenics Inc *	14,427	270,506
Magellan Health Inc *	11,306	768,017
MannKind Corp *	112,808	181,621
Masimo Corp *	19,962	835,210
Medgenics Inc * (Israel)	8,950	39,380
Medidata Solutions Inc *	25,085	971,040
Meridian Bioscience Inc	19,192	395,547
Merit Medical Systems Inc *	20,323	375,772
Merrimack Pharmaceuticals Inc *	51,649	432,302
MiMedx Group Inc *	49,850	435,689
Mirati Therapeutics Inc *	4,959	106,123
Molina Healthcare Inc *	17,890	1,153,726
Momenta Pharmaceuticals Inc *	27,974	258,480
MyoKardia Inc *	2,205	23,616
Myriad Genetics Inc *	31,473	1,178,034
NanoString Technologies Inc *	5,975	90,940
NantKwest Inc *	2,736	22,490
Natera Inc *	3,716	35,376
National HealthCare Corp	4,583	285,521
National Research Corp ‘A’	4,811	74,811
National Research Corp ‘B’	358	12,591
Natus Medical Inc *	15,042	578,064
Navidea Biopharmaceuticals Inc *	69,192	65,352
Nektar Therapeutics *	60,227	828,121
Neogen Corp *	16,951	853,483
NeoGenomics Inc *	24,732	166,694
Neos Therapeutics Inc *	2,049	22,109
Neurocrine Biosciences Inc *	38,850	1,536,517
Nevro Corp *	7,605	427,857
NewLink Genetics Corp *	9,544	173,701
Nivalis Therapeutics Inc *	1,456	6,072
Nobilis Health Corp *	15,235	47,533
Northwest Biotherapeutics Inc *	21,178	30,920
Novavax Inc *	122,719	633,230
Novocure Ltd *	3,284	47,552
NuVasive Inc *	22,048	1,072,635
Nuvectra Corp *	3,887	21,029
NxStage Medical Inc *	29,109	436,344
Ocular Therapeutix Inc *	7,103	68,615

	Shares	Value
Omeros Corp *	17,324	$265,750
Omnicell Inc *	16,599	462,614
Oncocyte Corp *	1,160	5,348
OncoMed Pharmaceuticals Inc *	7,723	78,080
Oncothyreon Inc *	41,480	52,680
Ophthotech Corp *	10,875	459,686
OraSure Technologies Inc *	26,427	191,067
Orexigen Therapeutics Inc *	47,757	26,873
Organovo Holdings Inc *	42,037	91,220
Orthofix International NV *	8,692	360,892
Osiris Therapeutics Inc *	8,733	49,865
Otonomy Inc *	8,152	121,628
OvaScience Inc *	10,783	102,331
Owens & Minor Inc	28,720	1,160,862
Oxford Immunotec Global PLC *	9,349	92,649
Pacific Biosciences of California Inc *	31,189	265,106
Pacira Pharmaceuticals Inc *	16,592	879,044
Paratek Pharmaceuticals Inc *	5,442	82,555
PAREXEL International Corp *	25,131	1,576,468
PDL BioPharma Inc	75,791	252,384
Penumbra Inc *	1,868	85,928
Peregrine Pharmaceuticals Inc *	89,329	37,563
Pernix Therapeutics Holdings Inc *	20,030	21,032
Pfenex Inc *	7,484	73,568
PharMerica Corp *	13,955	308,545
Phibro Animal Health Corp ‘A’	8,031	217,158
Portola Pharmaceuticals Inc *	22,403	457,021
PRA Health Sciences Inc *	9,129	390,356
Press Ganey Holdings Inc *	4,897	147,302
Prestige Brands Holdings Inc *	23,855	1,273,618
Progenics Pharmaceuticals Inc *	31,874	138,971
Proteon Therapeutics Inc *	3,323	25,720
Prothena Corp PLC * (Ireland)	15,394	633,617
PTC Therapeutics Inc *	15,528	100,000
Quality Systems Inc	22,718	346,222
Quidel Corp *	12,551	216,630
Radius Health Inc *	15,114	475,184
RadNet Inc *	15,976	77,164
Raptor Pharmaceutical Corp *	36,906	169,768
REGENXBIO Inc *	2,984	32,227
Regulus Therapeutics Inc *	12,895	89,362
Relypsa Inc *	14,929	202,288
Repligen Corp *	15,046	403,534
Retrophin Inc *	16,056	219,325
Revance Therapeutics Inc *	8,076	141,007
Rigel Pharmaceuticals Inc *	40,730	84,718
Rockwell Medical Inc *	23,052	173,121
RTI Surgical Inc *	26,618	106,472
Sage Therapeutics Inc *	7,050	226,023
Sagent Pharmaceuticals Inc *	10,100	122,917
Sangamo BioSciences Inc *	31,785	192,299
Sarepta Therapeutics Inc *	20,220	394,694
SciClone Pharmaceuticals Inc *	22,684	249,524
SeaSpine Holdings Corp *	4,155	60,829
Second Sight Medical Products Inc *	5,681	27,439
Select Medical Holdings Corp *	48,125	568,356
Sequenom Inc *	54,267	76,516
Seres Therapeutics Inc *	3,631	96,439
Sientra Inc *	3,230	22,093
Sorrento Therapeutics Inc *	12,842	69,090
Spark Therapeutics Inc *	4,103	121,080
Spectrum Pharmaceuticals Inc *	30,702	195,265
STAAR Surgical Co *	18,346	135,577
Stemline Therapeutics Inc *	6,884	32,079
STERIS PLC	38,831	2,758,943
Sucampo Pharmaceuticals Inc ‘A’ *	11,406	124,668
Supernus Pharmaceuticals Inc *	15,799	240,935
Surgery Partners Inc *	6,545	86,787
Surgical Care Affiliates Inc *	9,892	457,802
SurModics Inc *	6,229	114,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Synergy Pharmaceuticals Inc *	45,938	$126,789
Synta Pharmaceuticals Corp *	40,205	9,649
T2 Biosystems Inc *	4,225	41,659
Tandem Diabetes Care Inc *	8,260	71,945
Team Health Holdings Inc *	32,841	1,373,082
Teladoc Inc *	3,791	36,394
Teligent Inc *	19,243	94,291
TESARO Inc *	10,664	469,536
Tetraphase Pharmaceuticals Inc *	16,560	76,673
TG Therapeutics Inc *	16,123	137,368
The Ensign Group Inc	23,334	528,282
The Medicines Co *	30,176	958,692
The Providence Service Corp *	5,981	305,450
The Spectranetics Corp *	19,659	285,449
TherapeuticsMD Inc *	65,233	417,491
Theravance Biopharma Inc * (Cayman)	13,355	251,074
Threshold Pharmaceuticals Inc *	29,668	13,647
Tobira Therapeutics Inc *	1,135	9,284
Tokai Pharmaceuticals Inc *	4,462	25,032
TransEnterix Inc *	20,275	86,169
Trevena Inc *	15,354	126,978
Triple-S Management Corp ‘B’ *	11,070	275,200
Trovagene Inc *	14,123	65,672
Trupanion Inc *	6,839	67,364
Ultragenyx Pharmaceutical Inc *	17,486	1,107,039
Unilife Corp *	53,579	36,434
Universal American Corp	22,586	161,264
US Physical Therapy Inc	5,686	282,765
Utah Medical Products Inc	1,847	115,511
Vanda Pharmaceuticals Inc *	19,152	160,111
Vascular Solutions Inc *	8,081	262,875
Veracyte Inc *	6,164	33,286
Verastem Inc *	14,588	23,049
Versartis Inc *	10,210	81,884
Vitae Pharmaceuticals Inc *	6,270	41,570
Vital Therapies Inc *	9,176	83,226
VIVUS Inc *	49,495	69,293
Vocera Communications Inc *	11,943	152,273
Voyager Therapeutics Inc *	2,302	20,096
vTv Therapeutics Inc ‘A’ *	1,646	8,493
WellCare Health Plans Inc *	20,037	1,858,432
West Pharmaceutical Services Inc	32,747	2,270,022
Wright Medical Group NV *	40,654	674,856
XBiotech Inc *	1,904	17,993
Xencor Inc *	12,942	173,682
XenoPort Inc *	26,772	120,742
XOMA Corp *	39,489	30,525
Zafgen Inc *	7,506	50,140
Zeltiq Aesthetics Inc *	14,913	405,037
ZIOPHARM Oncology Inc *	52,522	389,713
Zogenix Inc *	10,647	98,378
Zynerba Pharmaceuticals Inc *	1,546	14,610

		102,388,615

Industrials - 12.5%

AAON Inc	18,671	522,788
AAR Corp	16,261	378,393
ABM Industries Inc	25,106	811,175
Acacia Research Corp	23,460	88,913
ACCO Brands Corp *	50,509	453,571
Accuride Corp *	17,291	26,801
Actuant Corp ‘A’	27,395	676,930
Advanced Drainage Systems Inc	15,547	331,151
Aegion Corp *	16,754	353,342
Aerojet Rocketdyne Holdings Inc *	28,754	470,991
Aerovironment Inc *	9,019	255,418
Air Transport Services Group Inc *	24,174	371,796
Aircastle Ltd	28,660	637,398
Alamo Group Inc	4,463	248,634
Albany International Corp ‘A’	12,889	484,498

	Shares	Value
Allegiant Travel Co	6,057	$1,078,509
Allied Motion Technologies Inc	2,945	53,010
Altra Industrial Motion Corp	12,083	335,666
Ameresco Inc ‘A’ *	9,140	43,598
American Railcar Industries Inc	3,961	161,332
American Science & Engineering Inc	3,348	92,706
American Woodmark Corp *	5,815	433,741
Apogee Enterprises Inc	13,166	577,856
Applied Industrial Technologies Inc	18,102	785,627
ARC Document Solutions Inc *	18,571	83,570
ArcBest Corp	11,908	257,094
Argan Inc	6,016	211,523
Astec Industries Inc	8,665	404,396
Astronics Corp *	10,154	387,375
Atlas Air Worldwide Holdings Inc *	11,491	485,725
AZZ Inc	11,658	659,843
Barnes Group Inc	24,793	868,499
Barrett Business Services Inc	3,266	93,898
Beacon Roofing Supply Inc *	22,451	920,716
Blount International Inc *	22,671	226,257
Blue Bird Corp *	1,904	20,658
BMC Stock Holdings Inc *	16,313	271,122
Brady Corp ‘A’	21,753	583,851
Briggs & Stratton Corp	20,468	489,595
Builders FirstSource Inc *	22,505	253,631
CAI International Inc *	6,544	63,215
Casella Waste Systems Inc ‘A’ *	18,099	121,263
CBIZ Inc *	23,320	235,299
CDI Corp	6,474	40,657
CEB Inc	15,251	987,197
CECO Environmental Corp	11,156	69,279
Celadon Group Inc	12,637	132,436
Chart Industries Inc *	14,020	304,514
CIRCOR International Inc	7,898	366,388
Civeo Corp *	50,801	62,485
CLARCOR Inc	22,702	1,311,949
Columbus McKinnon Corp	9,053	142,675
Comfort Systems USA Inc	16,861	535,674
Commercial Vehicle Group Inc *	13,643	36,154
Continental Building Products Inc *	13,757	255,330
Covenant Transportation Group Inc ‘A’ *	5,341	129,199
CRA International Inc *	4,454	87,477
Cubic Corp	9,903	395,724
Curtiss-Wright Corp	20,621	1,560,391
Deluxe Corp	22,703	1,418,710
DigitalGlobe Inc *	29,523	510,748
Douglas Dynamics Inc	10,418	238,676
Ducommun Inc *	5,126	78,172
DXP Enterprises Inc *	5,700	100,092
Dycom Industries Inc *	15,523	1,003,872
Eagle Bulk Shipping Inc *	10,137	3,649
Echo Global Logistics Inc *	13,786	374,428
EMCOR Group Inc	28,443	1,382,330
Encore Wire Corp	9,499	369,796
EnerSys	20,125	1,121,365
Engility Holdings Inc *	8,217	154,151
Ennis Inc	11,833	231,335
Enphase Energy Inc *	13,139	30,614
EnPro Industries Inc	10,530	607,370
ESCO Technologies Inc	11,930	465,031
Essendant Inc	17,230	550,154
Esterline Technologies Corp *	13,415	859,499
Exponent Inc	11,862	605,081
Federal Signal Corp	28,716	380,774
Forward Air Corp	14,127	640,236
Franklin Covey Co *	5,509	96,903
Franklin Electric Co Inc	21,768	700,277
FreightCar America Inc	5,614	87,466
FTI Consulting Inc *	18,972	673,696
FuelCell Energy Inc *	9,267	62,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
G&K Services Inc ‘A’	9,118	$667,893
Generac Holdings Inc *	31,278	1,164,793
General Cable Corp	22,332	272,674
Gibraltar Industries Inc *	14,070	402,402
Global Brass & Copper Holdings Inc	9,984	249,101
Golden Ocean Group Ltd * (Norway)	30,091	20,913
GP Strategies Corp *	6,086	166,756
Graham Corp	4,694	93,458
Granite Construction Inc	17,798	850,744
Great Lakes Dredge & Dock Corp *	26,921	120,068
Griffon Corp	14,524	224,396
H&E Equipment Services Inc	14,270	250,153
Harsco Corp	36,679	199,901
Hawaiian Holdings Inc *	21,609	1,019,729
HC2 Holdings Inc *	9,096	34,747
Healthcare Services Group Inc	32,276	1,188,080
Heartland Express Inc	22,264	412,997
HEICO Corp	8,620	518,321
HEICO Corp ‘A’	18,275	869,890
Heidrick & Struggles International Inc	8,415	199,435
Heritage-Crystal Clean Inc *	5,968	59,322
Herman Miller Inc	26,951	832,516
Hill International Inc *	17,829	60,084
Hillenbrand Inc	28,490	853,275
HNI Corp	20,046	785,202
Hub Group Inc ‘A’ *	16,503	673,157
Hurco Cos Inc	2,991	98,673
Huron Consulting Group Inc *	10,139	589,988
Hyster-Yale Materials Handling Inc	4,353	289,910
ICF International Inc *	9,084	312,217
InnerWorkings Inc *	17,054	135,579
Insperity Inc	7,344	379,905
Insteel Industries Inc	8,333	254,740
Interface Inc	30,217	560,223
John Bean Technologies Corp	13,235	746,586
Kadant Inc	5,013	226,387
Kaman Corp	12,460	531,917
Kelly Services Inc ‘A’	13,304	254,372
Kforce Inc	11,257	220,412
Kimball International Inc ‘B’	15,590	176,946
KLX Inc *	23,883	767,600
Knight Transportation Inc	28,208	737,639
Knoll Inc	22,392	484,787
Korn/Ferry International	22,753	643,682
Kratos Defense & Security Solutions Inc *	20,811	103,014
Lawson Products Inc *	2,533	49,596
LB Foster Co ‘A’	4,669	84,789
Lindsay Corp	5,255	376,311
LSI Industries Inc	9,814	115,314
Lydall Inc *	7,802	253,721
Marten Transport Ltd	10,920	204,422
Masonite International Corp *	13,691	896,760
MasTec Inc *	30,231	611,875
Matson Inc	19,617	788,015
Matthews International Corp ‘A’	14,901	766,954
McGrath RentCorp	10,771	270,137
Meritor Inc *	42,169	339,882
Milacron Holdings Corp *	5,894	97,192
Miller Industries Inc	5,092	103,266
Mistras Group Inc *	7,829	193,924
Mobile Mini Inc	20,915	690,613
Moog Inc ‘A’ *	16,673	761,623
MRC Global Inc *	47,274	621,180
MSA Safety Inc	13,494	652,435
Mueller Industries Inc	25,448	748,680
Mueller Water Products Inc ‘A’	73,631	727,474
Multi-Color Corp	5,818	310,390
MYR Group Inc *	9,119	228,978
National Presto Industries Inc	2,199	184,144
Navigant Consulting Inc *	22,305	352,642

	Shares	Value
Navios Maritime Holdings Inc (Monaco)	36,876	$41,670
Navistar International Corp *	23,416	293,168
NCI Building Systems Inc *	12,610	179,062
Neff Corp ‘A’ *	5,503	40,942
NL Industries Inc *	3,396	7,675
NN Inc	12,380	169,358
Nortek Inc *	4,434	214,118
Northwest Pipe Co *	4,223	38,936
NV5 Global Inc *	2,355	63,185
Omega Flex Inc	1,397	48,588
On Assignment Inc *	23,430	865,036
Orion Marine Group Inc *	12,817	66,392
PAM Transportation Services Inc *	1,488	45,830
Park-Ohio Holdings Corp	4,061	173,892
Patrick Industries Inc *	5,772	261,991
Pendrell Corp *	75,608	40,072
PGT Inc *	22,083	217,297
Plug Power Inc *	78,577	161,083
Ply Gem Holdings Inc *	9,965	140,008
Powell Industries Inc	4,048	120,671
Power Solutions International Inc *	2,121	29,270
PowerSecure International Inc *	10,300	192,507
Preformed Line Products Co	1,160	42,363
Primoris Services Corp	17,789	432,273
Proto Labs Inc *	10,596	816,846
Quad/Graphics Inc	13,118	169,747
Quanex Building Products Corp	15,602	270,851
Radiant Logistics Inc *	14,049	50,155
Raven Industries Inc	17,187	275,336
RBC Bearings Inc *	10,676	782,124
Resources Connection Inc	17,425	271,133
Rexnord Corp *	46,255	935,276
Roadrunner Transportation Systems Inc *	12,939	161,220
RPX Corp *	25,195	283,696
Rush Enterprises Inc ‘A’ *	16,197	295,433
Safe Bulkers Inc (Greece)	15,463	12,425
Saia Inc *	11,504	323,838
Scorpio Bulkers Inc *	17,680	57,990
Simpson Manufacturing Co Inc	19,240	734,391
SkyWest Inc	23,500	469,765
SP Plus Corp *	7,720	185,743
Sparton Corp *	4,595	82,664
Standex International Corp	5,774	449,275
Steelcase Inc ‘A’	37,563	560,440
Sun Hydraulics Corp	10,345	343,351
Sunrun Inc *	7,585	49,151
Swift Transportation Co *	40,571	755,838
TAL International Group Inc *	15,388	237,591
TASER International Inc *	24,683	484,527
Team Inc *	13,385	406,636
Teledyne Technologies Inc *	16,132	1,421,874
Tennant Co	8,271	425,791
Tetra Tech Inc	27,280	813,490
Textainer Group Holdings Ltd	10,208	151,487
The Advisory Board Co *	19,338	623,650
The Brink’s Co	22,278	748,318
The ExOne Co *	5,077	66,712
The Gorman-Rupp Co	8,688	225,280
The Greenbrier Cos Inc	12,204	337,319
The KEYW Holding Corp *	15,412	102,336
Thermon Group Holdings Inc *	14,791	259,730
Titan International Inc	19,567	105,270
Titan Machinery Inc *	7,787	90,018
TRC Cos Inc *	7,901	57,282
Trex Co Inc *	13,793	661,098
TriMas Corp *	20,818	364,731
TriNet Group Inc *	18,987	272,463
TrueBlue Inc *	19,258	503,597
Tutor Perini Corp *	17,299	268,826
Twin Disc Inc	3,734	37,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Ultrapetrol Bahamas Ltd * (Bahamas)	11,594	$3,130
UniFirst Corp	6,688	729,795
Univar Inc *	17,234	296,080
Universal Forest Products Inc	9,113	782,078
Universal Truckload Services Inc	3,661	60,297
US Ecology Inc	9,976	440,540
USA Truck Inc *	4,566	86,023
Vectrus Inc *	5,058	115,069
Veritiv Corp *	3,826	142,557
Viad Corp	9,366	273,113
Vicor Corp *	7,513	78,736
Virgin America Inc *	11,536	444,828
Volt Information Sciences Inc *	4,603	34,661
VSE Corp	1,961	133,132
Wabash National Corp *	31,301	413,173
WageWorks Inc *	16,395	829,751
Watts Water Technologies Inc ‘A’	12,728	701,695
Werner Enterprises Inc	20,230	549,447
Wesco Aircraft Holdings Inc *	28,177	405,467
West Corp	24,027	548,296
Woodward Inc	28,640	1,489,853
Xerium Technologies Inc *	5,033	26,272
XPO Logistics Inc *	32,480	997,136
YRC Worldwide Inc *	14,984	139,651

		96,219,673

Information Technology - 17.4%

6D Global Technologies Inc *	4,385	1,316
A10 Networks Inc *	15,571	92,180
ACI Worldwide Inc *	52,948	1,100,789
Actua Corp *	18,521	167,615
Acxiom Corp *	35,854	768,710
ADTRAN Inc	22,085	446,559
Advanced Energy Industries Inc *	18,744	652,104
Advanced Micro Devices Inc *	291,257	830,082
Aerohive Networks Inc *	10,582	52,804
Agilysys Inc *	6,730	68,713
Alarm.com Holdings Inc *	3,429	81,267
Alliance Fiber Optic Products Inc *	6,614	97,821
Alpha & Omega Semiconductor Ltd *	8,333	98,746
Ambarella Inc *	14,239	636,483
Amber Road Inc *	7,738	41,863
American Software Inc ‘A’	11,323	101,907
Amkor Technology Inc *	45,211	266,293
Angie’s List Inc *	20,482	165,290
Anixter International Inc *	12,911	672,792
Apigee Corp *	1,951	16,213
Appfolio Inc ‘A’ *	1,960	23,990
Applied Micro Circuits Corp *	36,851	238,057
Applied Optoelectronics Inc *	7,401	110,349
Aspen Technology Inc *	38,812	1,402,278
AVG Technologies NV *	18,866	391,469
Avid Technology Inc *	14,601	98,703
AVX Corp	20,760	260,953
Axcelis Technologies Inc *	51,064	142,979
Badger Meter Inc	6,658	442,824
Bankrate Inc *	28,925	265,242
Barracuda Networks Inc *	3,702	57,011
Bazaarvoice Inc *	27,840	87,696
Bel Fuse Inc ‘B’	4,745	69,277
Belden Inc	19,287	1,183,836
Benchmark Electronics Inc *	24,004	553,292
Benefitfocus Inc *	3,600	120,060
Black Box Corp	6,891	92,822
Blackbaud Inc	21,261	1,337,104
Blackhawk Network Holdings Inc *	24,731	848,273
Blucora Inc *	18,790	96,956
Bottomline Technologies de Inc *	18,745	571,535
Box Inc ‘A’ *	5,935	72,763
Brightcove Inc *	14,556	90,829

	Shares	Value
BroadSoft Inc *	13,353	$538,794
Brooks Automation Inc	30,762	319,925
Cabot Microelectronics Corp	11,314	462,856
CACI International Inc ‘A’ *	11,028	1,176,688
CalAmp Corp *	16,702	299,467
Calix Inc *	20,201	143,225
Callidus Software Inc *	25,303	422,054
Carbonite Inc *	8,310	66,231
Cardtronics Inc *	20,545	739,415
Care.com Inc *	8,319	51,162
Cascade Microtech Inc *	6,384	131,638
Cass Information Systems Inc	5,315	278,240
Cavium Inc *	25,117	1,536,156
CEVA Inc *	9,507	213,907
ChannelAdvisor Corp *	9,948	111,915
Checkpoint Systems Inc *	19,195	194,253
Ciber Inc *	36,699	77,435
Ciena Corp *	56,165	1,068,258
Cimpress NV * (Netherlands)	14,893	1,350,646
Cirrus Logic Inc *	28,691	1,044,639
Clearfield Inc *	5,286	84,946
Code Rebel Corp *	457	2,139
Coherent Inc *	10,913	1,002,905
Cohu Inc	11,697	138,960
CommVault Systems Inc *	20,716	894,310
comScore Inc *	22,455	674,548
Comtech Telecommunications Corp	7,399	172,915
Control4 Corp *	9,616	76,543
Convergys Corp	44,958	1,248,484
Cornerstone OnDemand Inc *	24,495	802,701
CPI Card Group Inc	6,410	52,818
Cray Inc *	18,720	784,555
CSG Systems International Inc	14,949	675,097
CTS Corp	15,185	239,012
Cvent Inc *	10,742	229,879
Daktronics Inc	17,687	139,727
Datalink Corp *	10,242	93,612
Demandware Inc *	15,146	592,209
DHI Group Inc *	20,508	165,500
Diebold Inc	29,706	858,800
Digi International Inc *	11,299	106,550
Digimarc Corp *	3,485	105,596
Digital Turbine Inc *	20,912	24,885
Diodes Inc *	17,120	344,112
DSP Group Inc *	10,260	93,571
DTS Inc *	8,058	175,503
EarthLink Holdings Corp	47,209	267,675
Eastman Kodak Co *	7,897	85,682
Ebix Inc	12,265	500,289
Electro Rent Corp	7,502	69,469
Electronics For Imaging Inc *	21,460	909,689
Ellie Mae Inc *	13,497	1,223,368
EMCORE Corp *	8,098	40,490
Endurance International Group Holdings Inc *	26,933	283,604
EnerNOC Inc *	12,360	92,453
Entegris Inc *	64,194	874,322
Envestnet Inc *	17,782	483,670
EPAM Systems Inc *	22,251	1,661,482
Epiq Systems Inc	14,663	220,238
ePlus Inc *	2,586	208,199
Euronet Worldwide Inc *	23,638	1,751,812
Everi Holdings Inc *	29,041	66,504
EVERTEC Inc	30,177	421,874
Everyday Health Inc *	9,978	55,877
Exar Corp *	17,981	103,391
ExlService Holdings Inc *	15,186	786,635
Extreme Networks Inc *	45,570	141,723
Fabrinet * (Thailand)	16,286	526,852
Fair Isaac Corp	14,179	1,504,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Fairchild Semiconductor International Inc *	52,775	$1,055,500
FARO Technologies Inc *	7,964	256,520
FEI Co	18,791	1,672,587
Finisar Corp *	47,595	868,133
Five9 Inc *	10,577	94,030
Fleetmatics Group PLC *	17,268	702,980
FormFactor Inc *	26,647	193,724
Forrester Research Inc	4,756	159,849
Gigamon Inc *	12,555	389,456
Globant SA *	7,018	216,575
Glu Mobile Inc *	55,237	155,768
Gogo Inc *	25,725	283,232
GrubHub Inc *	34,102	856,983
GSI Group Inc *	15,790	223,586
GTT Communications Inc *	11,193	185,132
Guidance Software Inc *	8,837	37,999
Guidewire Software Inc *	31,894	1,737,585
Harmonic Inc *	35,832	117,171
Heartland Payment Systems Inc	16,700	1,612,719
Hortonworks Inc *	3,426	38,714
HubSpot Inc *	8,640	376,877
II-VI Inc *	24,019	521,452
Imation Corp *	14,420	22,351
Immersion Corp *	12,929	106,794
Imperva Inc *	12,685	640,592
inContact Inc *	28,073	249,569
Infinera Corp *	60,869	977,556
Infoblox Inc *	26,609	455,014
Inphi Corp *	17,605	586,951
Insight Enterprises Inc *	17,688	506,584
Instructure Inc *	2,498	44,814
Integrated Device Technology Inc *	61,567	1,258,429
Interactive Intelligence Group Inc *	7,915	288,264
InterDigital Inc	16,525	919,616
Internap Corp *	25,626	69,959
Intersil Corp ‘A’	60,027	802,561
Intralinks Holdings Inc *	18,381	144,842
InvenSense Inc *	35,763	300,409
Itron Inc *	17,587	733,730
Ixia *	27,755	345,827
IXYS Corp	11,416	128,088
j2 Global Inc	21,786	1,341,582
Jive Software Inc *	21,275	80,420
Kimball Electronics Inc *	13,360	149,231
Knowles Corp *	40,044	527,780
Kopin Corp *	29,432	48,857
KVH Industries Inc *	7,454	71,186
Lattice Semiconductor Corp *	53,255	302,488
Limelight Networks Inc *	27,569	49,900
Lionbridge Technologies Inc *	30,325	153,445
Liquidity Services Inc *	10,855	56,229
Littelfuse Inc	10,147	1,249,197
LivePerson Inc *	26,140	152,919
LogMeIn Inc *	11,281	569,239
Luxoft Holding Inc *	8,433	464,068
M/A-COM Technology Solutions Holdings Inc *	10,781	472,100
Manhattan Associates Inc *	33,551	1,908,045
ManTech International Corp ‘A’	11,207	358,512
Marchex Inc ‘B’	14,375	63,969
Marin Software Inc *	12,977	39,191
Marketo Inc *	15,956	312,259
Mattson Technology Inc *	34,957	127,593
MAXIMUS Inc	30,076	1,583,201
MaxLinear Inc ‘A’ *	24,838	459,503
MaxPoint Interactive Inc *	2,987	5,287
Mentor Graphics Corp	42,793	869,982
Mercury Systems Inc *	15,612	316,924
Mesa Laboratories Inc	1,330	128,146
Methode Electronics Inc	17,592	514,390

	Shares	Value
Microsemi Corp *	49,198	$1,884,775
MicroStrategy Inc ‘A’ *	4,250	763,810
MINDBODY Inc ‘A’ *	2,727	36,351
MKS Instruments Inc	24,065	906,047
MobileIron Inc *	17,937	81,075
Model N Inc *	9,626	103,672
ModusLink Global Solutions Inc *	16,192	23,802
MoneyGram International Inc *	13,322	81,531
Monolithic Power Systems Inc	17,883	1,138,074
Monotype Imaging Holdings Inc	18,249	436,516
Monster Worldwide Inc *	41,658	135,805
MTS Systems Corp	6,816	414,754
Multi-Fineline Electronix Inc *	4,154	96,414
Nanometrics Inc *	10,902	172,688
NeoPhotonics Corp *	12,751	179,024
NETGEAR Inc *	14,280	576,484
NetScout Systems Inc *	41,827	960,766
NeuStar Inc ‘A’ *	8,490	208,854
New Relic Inc *	2,682	69,947
Newport Corp *	18,277	420,371
NIC Inc	29,928	539,602
Nimble Storage Inc *	23,240	182,202
Novatel Wireless Inc *	17,665	31,267
NVE Corp	2,187	123,631
Oclaro Inc *	43,959	237,379
OPOWER Inc *	11,788	80,276
OSI Systems Inc *	8,992	588,886
Park City Group Inc *	4,781	43,220
Park Electrochemical Corp	9,347	149,645
Paycom Software Inc *	14,465	514,954
Paylocity Holding Corp *	7,056	231,013
PC Connection Inc	4,742	122,391
PDF Solutions Inc *	12,197	163,196
Pegasystems Inc	16,295	413,567
Perficient Inc *	16,239	352,711
PFSweb Inc *	5,269	69,129
Photronics Inc *	30,385	316,308
Plantronics Inc	16,122	631,821
Plexus Corp *	15,391	608,252
Polycom Inc *	61,891	690,085
Power Integrations Inc	13,425	666,685
Progress Software Corp *	23,122	557,703
Proofpoint Inc *	17,905	962,931
PROS Holdings Inc *	10,869	128,146
Pure Storage Inc ‘A’ *	12,681	173,603
Q2 Holdings Inc *	8,961	215,422
QAD Inc ‘A’	4,658	98,983
Qlik Technologies Inc *	41,516	1,200,643
QLogic Corp *	38,713	520,303
Qualys Inc *	11,422	289,091
Quantum Corp *	98,159	59,877
QuinStreet Inc *	15,848	54,200
Quotient Technology Inc *	27,926	296,016
Rambus Inc *	52,849	726,674
Rapid7 Inc *	3,188	41,667
RealNetworks Inc *	9,189	37,307
RealPage Inc *	24,086	501,952
Reis Inc	4,044	95,236
RetailMeNot Inc *	15,897	127,335
RingCentral Inc ‘A’ *	24,676	388,647
Rocket Fuel Inc *	12,225	38,509
Rofin-Sinar Technologies Inc *	12,889	415,284
Rogers Corp *	8,549	511,829
Rovi Corp *	37,488	768,879
Ruckus Wireless Inc *	34,658	339,995
Rudolph Technologies Inc *	14,503	198,111
Sanmina Corp *	35,460	829,055
Sapiens International Corp NV (Israel)	10,678	127,922
ScanSource Inc *	12,045	486,377
Science Applications International Corp	20,980	1,119,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
SciQuest Inc *	12,648	$175,554
Seachange International Inc *	15,206	83,937
Semtech Corp *	30,423	669,002
ServiceSource International Inc *	27,302	116,307
ShoreTel Inc *	29,532	219,718
Shutterstock Inc *	9,045	332,223
Sigma Designs Inc *	16,014	108,895
Silicon Graphics International Corp *	15,363	109,385
Silicon Laboratories Inc *	19,324	868,807
Silver Spring Networks Inc *	16,711	246,487
Sonus Networks Inc *	22,592	170,118
SPS Commerce Inc *	7,656	328,749
Stamps.com Inc *	6,454	685,931
Stratasys Ltd *	23,314	604,299
Super Micro Computer Inc *	16,883	575,373
Sykes Enterprises Inc *	17,769	536,268
Synaptics Inc *	16,724	1,333,572
Synchronoss Technologies Inc *	17,757	574,261
SYNNEX Corp	12,979	1,201,726
Syntel Inc *	14,251	711,552
Systemax Inc *	4,792	42,026
Take-Two Interactive Software Inc *	38,435	1,447,846
Tangoe Inc *	17,938	141,531
Tech Data Corp *	16,466	1,264,095
TechTarget Inc *	9,168	68,027
Telenav Inc *	12,745	75,196
TeleTech Holdings Inc	7,639	212,059
Tessera Technologies Inc	23,504	728,624
Textura Corp *	9,120	169,906
The Hackett Group Inc	11,328	171,279
The Rubicon Project Inc *	11,832	216,289
TiVo Inc *	44,629	424,422
Travelport Worldwide Ltd	48,512	662,674
Travelzoo Inc *	2,852	23,158
TrueCar Inc *	22,414	125,294
TTM Technologies Inc *	27,138	180,468
TubeMogul Inc *	7,205	93,233
Tyler Technologies Inc *	15,328	1,971,334
Ubiquiti Networks Inc *	13,562	451,208
Ultra Clean Holdings Inc *	14,296	76,627
Ultratech Inc *	12,533	273,721
Unisys Corp *	23,233	178,894
United Online Inc *	6,721	77,560
Universal Display Corp *	18,253	987,487
Varonis Systems Inc *	4,025	73,456
VASCO Data Security International Inc *	13,483	207,638
Veeco Instruments Inc *	18,462	359,640
Verint Systems Inc *	27,838	929,232
ViaSat Inc *	19,341	1,421,177
Violin Memory Inc *	40,708	21,258
VirnetX Holding Corp *	21,965	100,819
Virtusa Corp *	13,491	505,373
Vishay Intertechnology Inc	62,025	757,325
Vishay Precision Group Inc *	5,779	80,964
Web.com Group Inc *	20,107	398,521
WebMD Health Corp *	17,135	1,073,165
Wix.com Ltd * (Israel)	8,587	174,058
Workiva Inc *	3,257	37,944
Xactly Corp *	2,329	15,954
Xcerra Corp *	25,444	165,895
XO Group Inc *	12,304	197,479
Xura Inc *	10,434	205,237
Zendesk Inc *	25,581	535,410
Zix Corp *	26,470	104,027

		133,755,783

Materials - 3.7%

A Schulman Inc	13,375	364,068
AEP Industries Inc	1,839	121,374
AK Steel Holding Corp *	81,684	337,355

	Shares	Value
American Vanguard Corp *	13,445	$212,162
Axiall Corp	32,205	703,357
Balchem Corp	14,227	882,359
Berry Plastics Group Inc *	54,357	1,965,006
Boise Cascade Co *	17,955	372,028
Calgon Carbon Corp	24,234	339,761
Carpenter Technology Corp	21,603	739,471
Century Aluminum Co *	23,131	163,074
Chase Corp	3,187	167,604
Chemtura Corp *	30,444	803,722
Clearwater Paper Corp *	8,103	393,077
Cliffs Natural Resources Inc *	79,104	237,312
Coeur Mining Inc *	62,866	353,307
Commercial Metals Co	52,215	886,089
Core Molding Technologies Inc *	3,616	45,128
Deltic Timber Corp	5,000	300,750
Ferro Corp *	32,189	382,083
Ferroglobe PLC	29,680	261,481
Flotek Industries Inc *	24,577	180,149
FutureFuel Corp	11,173	131,730
Greif Inc ‘A’	14,110	462,102
Handy & Harman Ltd *	1,220	33,367
Hawkins Inc	4,876	175,975
Haynes International Inc	5,623	205,240
HB Fuller Co	22,777	966,884
Headwaters Inc *	33,881	672,199
Hecla Mining Co	170,122	472,939
Innophos Holdings Inc	8,674	268,113
Innospec Inc	11,082	480,516
Intrepid Potash Inc *	26,055	28,921
Kaiser Aluminum Corp	7,713	652,057
KapStone Paper & Packaging Corp	38,729	536,397
KMG Chemicals Inc	4,520	104,276
Koppers Holdings Inc *	9,515	213,802
Kraton Performance Polymers Inc *	14,410	249,293
Kronos Worldwide Inc	9,241	52,859
Louisiana-Pacific Corp *	64,912	1,111,293
LSB Industries Inc *	9,100	116,025
Materion Corp	9,227	244,331
Minerals Technologies Inc	15,757	895,785
Multi Packaging Solutions International Ltd *	7,552	122,569
Myers Industries Inc	11,292	145,215
Neenah Paper Inc	7,605	484,134
Olin Corp	75,220	1,306,571
Olympic Steel Inc	4,097	70,919
OMNOVA Solutions Inc *	21,678	120,530
PH Glatfelter Co	19,532	404,898
PolyOne Corp	40,400	1,222,100
Quaker Chemical Corp	6,100	517,646
Rayonier Advanced Materials Inc	18,614	176,833
Real Industry Inc *	11,109	96,648
Rentech Inc *	8,081	17,940
Ryerson Holding Corp *	5,132	28,534
Schnitzer Steel Industries Inc ‘A’	11,778	217,186
Schweitzer-Mauduit International Inc	13,841	435,715
Senomyx Inc *	20,134	52,348
Sensient Technologies Corp	21,224	1,346,875
Solazyme Inc *	35,667	72,404
Stepan Co	8,815	487,381
Stillwater Mining Co *	55,462	590,670
Summit Materials Inc ‘A’ *	13,554	263,625
SunCoke Energy Inc	29,948	194,662
TimkenSteel Corp	18,329	166,794
Trecora Resources *	9,308	89,543
Tredegar Corp	11,279	177,306
Trinseo SA *	5,235	192,700
Tronox Ltd ‘A’	29,006	185,348
United States Lime & Minerals Inc	917	55,029
US Concrete Inc *	6,743	401,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Valhi Inc	6,179	$7,291
Worthington Industries Inc	21,991	783,759

		28,719,742

Telecommunication Services - 0.9%

8x8 Inc *	40,417	406,595
Atlantic Tele-Network Inc	4,690	355,643
Boingo Wireless Inc *	16,546	127,735
Cincinnati Bell Inc *	97,455	377,151
Cogent Communications Holdings Inc	21,130	824,704
Consolidated Communications Holdings Inc	23,147	596,267
FairPoint Communications Inc *	9,406	139,961
General Communication Inc ‘A’ *	16,163	296,106
Globalstar Inc *	217,169	319,238
Hawaiian Telcom Holdco Inc *	4,901	115,419
IDT Corp ‘B’	7,728	120,480
Inteliquent Inc	15,370	246,688
Intelsat SA *	13,140	33,113
Iridium Communications Inc *	37,997	299,036
Lumos Networks Corp *	10,538	135,308
NTELOS Holdings Corp *	7,906	72,735
ORBCOMM Inc *	27,514	278,717
pdvWireless Inc *	6,066	208,306
Shenandoah Telecommunications Co	22,114	591,549
Spok Holdings Inc	9,907	173,472
Straight Path Communications Inc ‘B’ *	4,310	133,739
Vonage Holdings Corp *	85,214	389,428
Windstream Holdings Inc	42,310	324,941

		6,566,331

Utilities - 4.1%

Abengoa Yield PLC (Spain)	22,394	398,165
ALLETE Inc	22,291	1,249,856
American States Water Co	17,272	679,826
Artesian Resources Corp ‘A’	3,548	99,202
Atlantic Power Corp	55,278	135,984
Avista Corp	28,564	1,164,840
Black Hills Corp	22,990	1,382,389
California Water Service Group	21,882	584,687
Chesapeake Utilities Corp	6,966	438,649
Cleco Corp	27,527	1,519,766
Connecticut Water Service Inc	5,131	231,408
Consolidated Water Co Ltd (Cayman)	6,846	83,316
Dynegy Inc *	55,101	791,801
El Paso Electric Co	18,457	846,807
Genie Energy Ltd ‘B’ *	5,651	43,004
IDACORP Inc	22,853	1,704,605
MGE Energy Inc	15,703	820,482
Middlesex Water Co	7,270	224,280
New Jersey Resources Corp	38,739	1,411,262
Northwest Natural Gas Co	12,468	671,402
NorthWestern Corp	21,418	1,322,562
NRG Yield Inc ‘A’	16,335	221,666
NRG Yield Inc ‘C’	28,483	405,598
ONE Gas Inc	23,840	1,456,624
Ormat Technologies Inc	16,966	699,678
Otter Tail Corp	17,020	504,132
Pattern Energy Group Inc	25,517	486,609
Piedmont Natural Gas Co Inc	35,803	2,142,094
PNM Resources Inc	36,078	1,216,550
Portland General Electric Co	40,600	1,603,294
SJW Corp	7,335	266,627
South Jersey Industries Inc	31,301	890,513
Southwest Gas Corp	21,278	1,401,156
Spark Energy Inc ‘A’	1,350	24,300
Talen Energy Corp *	38,437	345,933
TerraForm Global Inc ‘A’ *	17,317	41,214
The Empire District Electric Co	19,925	658,521
The Laclede Group Inc	19,670	1,332,643
The York Water Co	5,862	178,908

	Shares	Value
Unitil Corp	6,426	$273,041
Vivint Solar Inc *	9,358	24,799
WGL Holdings Inc	22,616	1,636,720

		31,614,913

Total Common Stocks (Cost $717,869,708)		742,578,361

	Principal Amount

SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $25,973,296; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $26,497,688)	$25,973,274	25,973,274

Total Short-Term Investment (Cost $25,973,274)		25,973,274

TOTAL INVESTMENTS - 99.8% (Cost $743,916,461)		768,688,672

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,660,851

NET ASSETS - 100.0%		$770,349,523

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $179,436 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, the amount of $1,382,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/16)	258	$1,186,237

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer Discretionary	$1,902	$-	$1,902	$-
	Health Care	73,478	-	-	73,478
	Telecommunication Services	61,657	-	-	61,657

	Total Rights	137,037	-	1,902	135,135

	Common Stocks
	Consumer Discretionary	103,398,385	103,398,385	-	-
	Consumer Staples	27,024,646	27,024,646	-	-
	Energy	19,298,468	19,298,468	-	-
	Financials	193,591,805	193,547,504	-	44,301
	Health Care	102,388,615	102,388,615	-	-
	Industrials	96,219,673	96,219,673	-	-
	Information Technology	133,755,783	133,755,783	-	-
	Materials	28,719,742	28,719,742	-	-
	Telecommunication Services	6,566,331	6,566,331	-	-
	Utilities	31,614,913	31,614,913	-	-

	Total Common Stocks	742,578,361	742,534,060	-	44,301

	Short-Term Investment	25,973,274	-	25,973,274	-
	Derivatives:
	Equity Contracts
	Futures	1,186,237	1,186,237	-	-

	Total	$769,874,909	$743,720,297	$25,975,176	$179,436

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer Discretionary - 19.5%

Big Lots Inc	145,160	$6,574,296
Bloomin’ Brands Inc	348,770	5,883,750
Cable One Inc	9,635	4,211,748
Caleres Inc	141,600	4,005,864
Citi Trends Inc	320,277	5,710,539
Crocs Inc *	482,870	4,645,209
Dana Holding Corp	355,480	5,008,713
Ethan Allen Interiors Inc	153,900	4,897,098
FTD Cos Inc *	158,100	4,150,125
Helen of Troy Ltd *	38,060	3,946,441
MarineMax Inc *	265,238	5,164,184
Meritage Homes Corp *	118,270	4,312,124
Murphy USA Inc *	54,030	3,320,144
Office Depot Inc *	594,750	4,222,725
Scholastic Corp	168,810	6,308,430
Shutterfly Inc *	90,260	4,185,356
Tenneco Inc *	80,260	4,134,193
The Children’s Place Inc	89,810	7,496,441

		88,177,380

Consumer Staples - 1.4%

Cott Corp (Canada)	458,353	6,366,523

Energy - 5.3%

Gulfport Energy Corp *	90,450	2,563,353
Oil States International Inc *	114,470	3,608,094
QEP Resources Inc	508,020	7,168,162
RPC Inc	318,210	4,512,218
Synergy Resources Corp *	788,610	6,127,500

		23,979,327

Financials - 26.3%

1st Source Corp	105,723	3,366,220
Aspen Insurance Holdings Ltd (Bermuda)	41,240	1,967,148
Associated Banc-Corp	281,820	5,055,851
CNO Financial Group Inc	232,486	4,166,149
Customers Bancorp Inc *	183,257	4,330,363
Essent Group Ltd *	232,187	4,829,490
First American Financial Corp	178,890	6,817,498
First Commonwealth Financial Corp	313,930	2,781,420
First Niagara Financial Group Inc	460,780	4,460,350
FirstMerit Corp	271,770	5,720,758
Fulton Financial Corp	299,710	4,010,120
Gramercy Property Trust REIT	849,488	7,178,174
Greenhill & Co Inc	123,240	2,735,928
HomeStreet Inc *	185,900	3,868,579
Independent Bank Group Inc	74,160	2,031,984
National Storage Affiliates Trust REIT	290,290	6,154,148
Ramco-Gershenson Properties Trust REIT	266,382	4,802,867
State Auto Financial Corp	60,090	1,325,585
Sterling Bancorp	307,070	4,891,625
Summit Hotel Properties Inc REIT	240,610	2,880,102
Synovus Financial Corp	147,240	4,256,708
Texas Capital Bancshares Inc *	100,270	3,848,363
The Hanover Insurance Group Inc	52,280	4,716,702
Validus Holdings Ltd	117,420	5,541,050
Webster Financial Corp	164,850	5,918,115
Wilshire Bancorp Inc	344,759	3,551,018
WSFS Financial Corp	122,820	3,994,106
Zions Bancorp	158,620	3,840,190

		119,040,611

	Shares	Value
Health Care - 3.5%

LifePoint Health Inc *	79,240	$5,487,370
Molina Healthcare Inc *	95,000	6,126,550
WellCare Health Plans Inc *	48,340	4,483,535

		16,097,455

Industrials - 18.3%

ABM Industries Inc	139,670	4,512,738
AECOM *	201,271	6,197,134
Aegion Corp *	255,361	5,385,563
Air Transport Services Group Inc *	307,655	4,731,734
Covenant Transportation Group Inc ‘A’ *	190,550	4,609,405
EMCOR Group Inc	127,330	6,188,238
Granite Construction Inc	136,150	6,507,970
Mistras Group Inc *	217,550	5,388,713
MRC Global Inc *	403,680	5,304,355
Oshkosh Corp	126,980	5,189,673
Regal Beloit Corp	85,150	5,372,113
Saia Inc *	156,150	4,395,623
SkyWest Inc	319,420	6,385,206
Viad Corp	205,890	6,003,752
Wabash National Corp *	207,210	2,735,172
WESCO International Inc *	73,250	4,004,578

		82,911,967

Information Technology - 19.0%

Advanced Micro Devices Inc *	620,980	1,769,793
Anixter International Inc *	32,349	1,685,706
Booz Allen Hamilton Holding Corp	178,450	5,403,466
Cabot Microelectronics Corp	82,480	3,374,257
Celestica Inc (NYSE) * (Canada)	277,420	3,046,072
CSG Systems International Inc	122,620	5,537,519
Cypress Semiconductor Corp	546,301	4,730,967
Daktronics Inc	327,570	2,587,803
ExlService Holdings Inc *	52,018	2,694,532
Extreme Networks Inc *	84,800	263,728
Finisar Corp *	402,440	7,340,506
FormFactor Inc *	739,706	5,377,663
Mitel Networks Corp *	641,039	5,243,699
MKS Instruments Inc	124,560	4,689,684
NCR Corp *	234,840	7,028,761
Polycom Inc *	345,730	3,854,889
SunEdison Semiconductor Ltd *	497,455	3,223,508
Sykes Enterprises Inc *	84,770	2,558,359
TTM Technologies Inc *	416,939	2,772,644
Unisys Corp *	278,080	2,141,216
Verint Systems Inc *	152,280	5,083,106
Vishay Intertechnology Inc	456,822	5,577,797

		85,985,675

Materials - 2.1%

A Schulman Inc	156,636	4,263,632
Graphic Packaging Holding Co	410,460	5,274,411

		9,538,043

Utilities - 3.1%

PNM Resources Inc	205,330	6,923,728
Southwest Gas Corp	110,360	7,267,206

		14,190,934

Total Common Stocks (Cost $430,867,867)		446,287,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $7,109,835; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $7,256,025)	$7,109,829	$7,109,829

Total Short-Term Investment (Cost $7,109,829)		7,109,829

TOTAL INVESTMENTS - 100.1% (Cost $437,977,696)		453,397,744

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(522,805)

NET ASSETS - 100.0%		$452,874,939

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$446,287,915	$446,287,915	$-	$-
	Short-Term Investment	7,109,829	-	7,109,829	-

	Total	$453,397,744	$446,287,915	$7,109,829	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 15.7%

AutoZone Inc *	10,676	$8,505,462
Bed Bath & Beyond Inc *	135,870	6,744,587
Best Buy Co Inc	298,664	9,688,660
Brinker International Inc	96,176	4,419,287
CBS Corp ‘B’	116,122	6,397,161
Charter Communications Inc ‘A’ *	40,926	8,284,650
Clear Channel Outdoor Holdings Inc ‘A’	369,634	1,737,280
ClubCorp Holdings Inc	194,999	2,737,786
Columbia Sportswear Co	79,484	4,776,194
DISH Network Corp ‘A’ *	224,680	10,393,697
Entercom Communications Corp ‘A’ *	244,469	2,586,482
Expedia Inc	68,991	7,438,610
Genuine Parts Co	127,933	12,711,423
Hanesbrands Inc	167,788	4,755,112
Hilton Worldwide Holdings Inc	156,022	3,513,615
Jarden Corp *	81,260	4,790,277
Kohl’s Corp	241,815	11,270,997
La Quinta Holdings Inc *	323,987	4,049,838
Media General Inc *	280,944	4,582,197
Nexstar Broadcasting Group Inc ‘A’	46,244	2,047,222
TEGNA Inc	121,033	2,839,434
The Gap Inc	248,115	7,294,581
The Home Depot Inc	53,227	7,102,079
Tiffany & Co	118,243	8,676,671
Time Inc	96,167	1,484,818
Time Warner Inc	68,915	4,999,783

		153,827,903

Consumer Staples - 5.4%

CVS Health Corp	81,586	8,462,916
Dr Pepper Snapple Group Inc	70,419	6,296,867
Energizer Holdings Inc	104,599	4,237,305
Post Holdings Inc *	88,219	6,066,821
The Kroger Co	206,574	7,901,455
The Procter & Gamble Co	153,080	12,600,015
TreeHouse Foods Inc *	91,552	7,942,136

		53,507,515

Energy - 6.5%

EQT Corp	69,567	4,679,076
Exxon Mobil Corp	309,346	25,858,232
HollyFrontier Corp	219,746	7,761,429
Kinder Morgan Inc	386,143	6,896,514
Marathon Petroleum Corp	147,148	5,470,963
PBF Energy Inc ‘A’	152,517	5,063,564
Phillips 66	91,871	7,955,110

		63,684,888

Financials - 33.7%

Alleghany Corp *	6,175	3,064,035
Allied World Assurance Co Holdings AG	146,709	5,126,012
Ally Financial Inc *	380,574	7,124,345
American Homes 4 Rent ‘A’ REIT	533,452	8,481,887
American International Group Inc	254,834	13,773,778
Bank of America Corp	1,210,020	16,359,470
Brixmor Property Group Inc REIT	254,960	6,532,075
Brookfield Asset Management Inc ‘A’ (Canada)	86,765	3,018,554
Capital One Financial Corp	277,958	19,265,269
Chubb Ltd	59,621	7,103,842
CIT Group Inc	107,984	3,350,744
Citigroup Inc	222,660	9,296,055
Citizens Financial Group Inc	377,614	7,911,013
CNO Financial Group Inc	295,656	5,298,156
EastGroup Properties Inc REIT	82,369	4,972,617
Fifth Third Bancorp	363,706	6,070,253

	Shares	Value
First Republic Bank	80,115	$5,338,864
HCP Inc REIT	124,857	4,067,841
Kimco Realty Corp REIT	171,409	4,933,151
Legg Mason Inc	48,902	1,695,921
Loews Corp	494,605	18,923,587
M&T Bank Corp	122,931	13,645,341
Marsh & McLennan Cos Inc	81,469	4,952,501
Morgan Stanley	197,903	4,949,554
National Bank Holdings Corp ‘A’	46,437	946,850
Northern Trust Corp	74,530	4,857,120
Outfront Media Inc REIT	181,759	3,835,115
Prudential Financial Inc	95,996	6,932,831
Rayonier Inc REIT	309,395	7,635,869
SunTrust Banks Inc	267,129	9,638,014
T Rowe Price Group Inc	151,224	11,108,915
The Charles Schwab Corp	116,540	3,265,451
The Hartford Financial Services Group Inc	266,982	12,302,531
The PNC Financial Services Group Inc	146,602	12,398,131
The Travelers Cos Inc	103,190	12,043,305
Unum Group	239,830	7,415,544
US Bancorp	271,471	11,019,008
Wells Fargo & Co	759,933	36,750,360
Weyerhaeuser Co REIT	177,225	5,490,430

		330,894,339

Health Care - 8.9%

Aetna Inc	89,580	10,064,313
HCA Holdings Inc *	85,906	6,704,963
Johnson & Johnson	144,553	15,640,635
Merck & Co Inc	268,910	14,228,028
Pfizer Inc	920,991	27,298,173
UnitedHealth Group Inc	108,347	13,965,929

		87,902,041

Industrials - 7.4%

Carlisle Cos Inc	97,156	9,667,022
Delta Air Lines Inc	310,610	15,120,495
Dover Corp	152,631	9,818,752
Honeywell International Inc	81,427	9,123,895
Illinois Tool Works Inc	86,491	8,860,138
United Technologies Corp	115,285	11,540,029
WW Grainger Inc	35,301	8,240,312

		72,370,643

Information Technology - 7.4%

Analog Devices Inc	57,375	3,396,026
Arrow Electronics Inc *	102,667	6,612,781
Cisco Systems Inc	386,513	11,004,025
Hewlett Packard Enterprise Co	230,825	4,092,527
HP Inc	232,452	2,863,809
KLA-Tencor Corp	77,825	5,666,438
Microsoft Corp	230,726	12,742,997
PayPal Holdings Inc *	104,035	4,015,751
QUALCOMM Inc	189,014	9,666,176
Texas Instruments Inc	215,575	12,378,317

		72,438,847

Materials - 3.8%

Ball Corp	134,138	9,562,698
KapStone Paper & Packaging Corp	376,137	5,209,497
Martin Marietta Materials Inc	62,974	10,044,983
The Mosaic Co	131,783	3,558,141
WestRock Co	238,361	9,303,230

		37,678,549

Telecommunication Services - 2.1%

T-Mobile US Inc *	230,031	8,810,187
Verizon Communications Inc	225,223	12,180,060

		20,990,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Utilities - 6.9%

American Electric Power Co Inc	169,607	$11,261,905
Duke Energy Corp	112,938	9,111,838
Edison International	117,513	8,448,009
Eversource Energy	153,798	8,972,575
NextEra Energy Inc	94,991	11,241,235
Sempra Energy	68,875	7,166,444
Xcel Energy Inc	266,174	11,131,397

		67,333,403

Total Common Stocks (Cost $908,599,163)		960,628,375

	Principal Amount
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $23,172,554; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $23,637,975)	$23,172,535	23,172,535

Total Short-Term Investment (Cost $23,172,535)		23,172,535

TOTAL INVESTMENTS - 100.2% (Cost $931,771,698)		983,800,910

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,746,436)

NET ASSETS - 100.0%		$982,054,474

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$960,628,375	$960,628,375	$-	$-
	Short-Term Investment	23,172,535	-	23,172,535	-

	Total	$983,800,910	$960,628,375	$23,172,535	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$975,893

Total Warrants (Cost $804,480)		975,893

PREFERRED STOCKS - 2.9%

Brazil - 2.4%

Cia Brasileira de Distribuicao	155,300	2,153,075
Lojas Americanas SA	7,051,065	32,591,799

		34,744,874

Colombia - 0.4%

Banco Davivienda SA	663,348	6,075,235

India - 0.1%

Zee Entertainment Enterprises Ltd +	8,474,873	524,958

Total Preferred Stocks (Cost $37,706,571)		41,345,067

COMMON STOCKS - 91.3%

Brazil - 3.6%

BM&FBovespa SA	4,257,243	18,209,892
Embraer SA ADR	496,143	13,078,329
Estacio Participacoes SA	2,193,500	7,210,705
Kroton Educacional SA	2,382,590	7,607,006
Sul America SA	1,409,441	6,291,360

		52,397,292

China - 23.8%

Alibaba Group Holding Ltd ADR *	670,373	52,979,578
Baidu Inc ADR *	251,210	47,950,965
China Lodging Group Ltd ADR	166,355	6,356,425
China Pacific Insurance Group Co Ltd ‘H’	3,737,600	14,036,392
Ctrip.com International Ltd ADR *	812,010	35,939,563
Homeinns Hotel Group ADR *	191,380	6,822,697
JD.com Inc ADR *	965,729	25,591,818
New Oriental Education & Technology Group Inc ADR	676,940	23,415,355
PICC Property & Casualty Co Ltd ‘H’	3,632,000	6,687,480
Sinopharm Group Co Ltd ‘H’	5,745,200	25,963,988
SOHO China Ltd	9,960,000	4,765,180
Tencent Holdings Ltd	3,226,818	65,970,222
Tingyi Cayman Islands Holding Corp	8,274,000	9,244,585
Tsingtao Brewery Co Ltd ‘H’	1,066,000	4,057,435
Want Want China Holdings Ltd	15,822,000	11,732,143

		341,513,826

Colombia - 2.3%

Almacenes Exito SA	805,338	4,208,518
Almacenes Exito SA GDR ~	499,878	2,596,516
Grupo Aval Acciones y Valores SA ADR	1,769,340	13,676,998
Grupo de Inversiones Suramericana SA	909,044	12,088,230

		32,570,262

Egypt - 0.6%

Commercial International Bank Egypt SAE	1,832,595	7,920,652

	Shares	Value
France - 2.7%

Kering	86,506	$15,445,019
LVMH Moet Hennessy Louis Vuitton SE	133,612	22,831,125

		38,276,144

Hong Kong - 6.5%

AIA Group Ltd	5,767,000	32,779,738
Hang Lung Group Ltd	2,022,000	5,804,346
Hang Lung Properties Ltd	1,973,000	3,766,883
Hong Kong Exchanges & Clearing Ltd	734,817	17,706,269
Jardine Strategic Holdings Ltd (XSES)	606,670	18,109,751
Melco Crown Entertainment Ltd ADR	934,030	15,420,835

		93,587,822

India - 14.7%

Apollo Hospitals Enterprise Ltd	614,430	12,329,789
Asian Paints Ltd	214,344	2,810,299
Cipla Ltd	279,173	2,157,640
Dr Reddy’s Laboratories Ltd	372,829	17,033,548
Glenmark Pharmaceuticals Ltd	386,388	4,638,057
Housing Development Finance Corp Ltd	3,553,556	59,298,549
Infosys Ltd	2,334,832	42,898,830
Kotak Mahindra Bank Ltd	815,632	8,381,550
Lupin Ltd	77,740	1,736,240
Sun Pharmaceutical Industries Ltd	833,202	10,313,625
Tata Consultancy Services Ltd	426,995	16,249,416
UltraTech Cement Ltd	199,468	9,727,701
Zee Entertainment Enterprises Ltd	3,960,747	23,136,554

		210,711,798

Indonesia - 1.9%

P.T. Astra International Tbk	24,812,900	13,562,900
P.T. Indocement Tunggal Prakarsa Tbk	5,349,200	7,953,879
P.T. Semen Indonesia Persero Tbk	6,867,000	5,263,317

		26,780,096

Italy - 1.6%

Prada SPA	6,602,900	22,726,502

Japan - 0.6%

Fast Retailing Co Ltd	27,200	8,691,059

Malaysia - 2.5%

Genting Bhd	11,303,500	28,398,480
Genting Malaysia Bhd	6,732,200	7,832,305

		36,230,785

Mexico - 5.7%

America Movil SAB de CV ‘L’ ADR	512,620	7,960,989
Fomento Economico Mexicano SAB de CV	1,426,828	13,775,126
Grupo Aeroportuario del Sureste SAB de CV ‘B’	438,386	6,603,263
Grupo Financiero Banorte SAB de CV ‘O’	3,281,163	18,503,266
Grupo Financiero Inbursa SAB de CV ‘O’	7,483,754	14,939,656
Grupo Televisa SAB ADR	530,580	14,569,727
Telesites SAB de CV *	788,330	457,654
Wal-Mart de Mexico SAB de CV	2,279,881	5,410,332

		82,220,013

Nigeria - 0.6%

Nigerian Breweries PLC	10,585,769	5,691,274
Zenith Bank PLC	56,466,824	3,045,462

		8,736,736

Philippines - 3.1%

Jollibee Foods Corp	2,363,748	11,650,607
SM Investments Corp	894,643	18,440,120
SM Prime Holdings Inc	31,070,275	14,819,863

		44,910,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Poland - 0.5%

Bank Pekao SA	170,275	$7,507,117

Russia - 7.8%

Alrosa PAO *	11,946,398	12,368,297
Magnit PJSC (RTS)	302,378	47,455,408
Novatek OAO GDR (LI) ~	356,202	31,945,782
Sberbank of Russia PAO ADR	2,850,360	19,787,082

		111,556,569

Singapore - 0.6%

Global Logistic Properties Ltd	5,722,000	8,161,062

South Korea - 1.2%

LG Household & Health Care Ltd	1,987	1,642,966
NAVER Corp	28,901	16,105,652

		17,748,618

Switzerland - 0.6%

Glencore PLC	3,796,269	8,535,752

Taiwan - 3.3%

Taiwan Semiconductor Manufacturing Co Ltd	9,581,376	47,790,296

Thailand - 0.8%

Airports of Thailand PCL	419,300	4,786,916
CP ALL PCL	5,525,100	7,176,172

		11,963,088

Turkey - 1.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,153,066	8,774,531
BIM Birlesik Magazalar AS	487,894	10,578,952

		19,353,483

United Arab Emirates - 1.4%

DP World Ltd (NASDAQ)	1,101,777	20,693,922

United Kingdom - 2.4%

Old Mutual PLC (XJSE)	7,232,271	20,024,033
SABMiller PLC	237,990	14,535,906

		34,559,939

United States - 1.2%

Cognizant Technology Solutions Corp ‘A’ *	62,780	3,936,306
Las Vegas Sands Corp	246,530	12,740,670

		16,676,976

Total Common Stocks (Cost $1,287,131,702)		1,311,820,399

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.6%

Repurchase Agreement - 5.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $80,861,967; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $82,483,094)	$80,861,900	$80,861,900

Total Short-Term Investment (Cost $80,861,900)		80,861,900

TOTAL INVESTMENTS - 99.9% (Cost $1,406,504,653)		1,435,003,259

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,002,873

NET ASSETS - 100.0%		$1,436,006,132

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Discretionary	23.9%
Financials	22.6%
Information Technology	20.4%
Consumer Staples	10.4%
Industrials	5.7%
Short-Term Investment	5.6%
Health Care	5.2%
Materials	3.2%
Others (each less than 3.0%)	2.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	An investment with a value of $524,958 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$975,893	$975,893	$-	$-
	Preferred Stocks
	Brazil	34,744,874	34,744,874	-	-
	Colombia	6,075,235	6,075,235	-	-
	India	524,958	-	-	524,958

	Total Preferred Stocks	41,345,067	40,820,109	-	524,958

	Common Stocks
	Brazil	52,397,292	52,397,292	-	-
	China	341,513,826	199,056,401	142,457,425	-
	Colombia	32,570,262	29,973,746	2,596,516	-
	Egypt	7,920,652	-	7,920,652	-
	France	38,276,144	-	38,276,144	-
	Hong Kong	93,587,822	15,420,835	78,166,987	-
	India	210,711,798	-	210,711,798	-
	Indonesia	26,780,096	-	26,780,096	-
	Italy	22,726,502	22,726,502	-	-
	Japan	8,691,059	-	8,691,059	-
	Malaysia	36,230,785	-	36,230,785	-
	Mexico	82,220,013	82,220,013	-	-
	Nigeria	8,736,736	5,691,274	3,045,462	-
	Philippines	44,910,590	-	44,910,590	-
	Poland	7,507,117	-	7,507,117	-
	Russia	111,556,569	5,286,414	106,270,155	-
	Singapore	8,161,062	-	8,161,062	-
	South Korea	17,748,618	-	17,748,618	-
	Switzerland	8,535,752	-	8,535,752	-
	Taiwan	47,790,296	-	47,790,296	-
	Thailand	11,963,088	-	11,963,088	-
	Turkey	19,353,483	-	19,353,483	-
	United Arab Emirates	20,693,922	-	20,693,922	-
	United Kingdom	34,559,939	-	34,559,939	-
	United States	16,676,976	16,676,976	-	-

	Total Common Stocks	1,311,820,399	429,449,453	882,370,946	-

	Short-Term Investment	80,861,900	-	80,861,900	-

	Total	$1,435,003,259	$471,245,455	$963,232,846	$524,958

Transfers between different levels of the fair value hierarchy during the three-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$7,920,652	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
124,853,595	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 0.5%

Orica Ltd	913,289	$10,742,095

Belgium - 0.7%

KBC Groep NV	314,149	16,177,951

Brazil - 0.6%

Ambev SA ADR	2,638,308	13,666,435

Canada - 4.4%

Canadian National Railway Co (NYSE)	649,892	40,592,254
Element Financial Corp	1,176,768	12,685,083
Loblaw Cos Ltd	290,338	16,256,693
Suncor Energy Inc (TSE)	933,569	25,999,762

		95,533,792

China - 0.7%

Alibaba Group Holding Ltd ADR *	201,699	15,940,272

Denmark - 0.7%

Carlsberg AS ‘B’	156,146	14,847,199

France - 15.6%

Air Liquide SA	414,282	46,478,626
Bureau Veritas SA	573,530	12,751,524
Danone SA	785,108	55,705,155
Dassault Systemes	201,998	16,004,603
Engie SA	1,724,371	26,716,723
Hermes International	12,691	4,462,431
L’Oreal SA	119,702	21,413,040
Legrand SA	336,331	18,798,882
LVMH Moet Hennessy Louis Vuitton SE	232,363	39,705,331
Pernod Ricard SA	439,521	48,941,805
Schneider Electric SE (XPAR)	710,003	44,744,731

		335,722,851

Germany - 11.1%

Bayer AG	660,107	77,351,463
Beiersdorf AG	463,798	41,776,162
Linde AG	184,841	26,857,063
Merck KGaA	246,715	20,522,664
MTU Aero Engines AG	106,924	10,234,306
ProSiebenSat.1 Media SE	280,215	14,384,785
SAP SE	595,021	47,880,362

		239,006,805

Hong Kong - 3.3%

AIA Group Ltd	8,640,551	49,113,056
Global Brands Group Holding Ltd *	66,818,699	8,094,801
Li & Fung Ltd	22,495,980	13,327,706

		70,535,563

Israel - 0.8%

Check Point Software Technologies Ltd *	203,630	17,811,516

Italy - 0.7%

Eni SPA	941,237	14,215,200

Japan - 13.0%

Daikin Industries Ltd	220,800	16,490,346
Denso Corp	1,021,700	41,011,586

	Shares	Value
FANUC Corp	143,200	$22,177,172
Honda Motor Co Ltd	454,700	12,431,994
Hoya Corp	1,485,900	56,479,975
Inpex Corp	954,400	7,227,556
Japan Tobacco Inc	866,800	36,078,496
Kubota Corp	890,000	12,148,278
Kyocera Corp	509,000	22,411,866
Shin-Etsu Chemical Co Ltd	206,000	10,639,478
Terumo Corp	1,207,600	43,216,428

		280,313,175

Netherlands - 5.3%

Akzo Nobel NV	559,974	38,171,717
Heineken NV	90,955	8,229,386
ING Groep NV CVA	2,887,196	34,550,529
Randstad Holding NV	599,032	33,133,445
Royal Dutch Shell PLC ‘A’ l	-	23

		114,085,100

Singapore - 2.1%

DBS Group Holdings Ltd	3,065,714	34,924,527
Singapore Telecommunications Ltd	3,846,849	10,889,087

		45,813,614

Spain - 1.2%

Amadeus IT Holding SA ‘A’	619,356	26,486,068

Sweden - 1.3%

Hennes & Mauritz AB ‘B’	822,925	27,390,349

Switzerland - 12.9%

Julius Baer Group Ltd	494,657	21,199,489
Kuehne + Nagel International AG	72,863	10,355,027
Nestle SA	1,112,048	82,981,836
Novartis AG	533,068	38,568,466
Roche Holding AG (XVTX)	268,529	65,934,685
Sonova Holding AG	89,832	11,464,789
UBS Group AG (XVTX)	2,946,386	47,395,659

		277,899,951

Taiwan - 3.4%

Hon Hai Precision Industry Co Ltd	4,285,351	11,280,145
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,377,622	62,293,696

		73,573,841

United Kingdom - 18.3%

Barclays PLC	6,969,481	14,960,674
Compass Group PLC	3,705,842	65,327,967
Delphi Automotive PLC	149,717	11,231,769
Diageo PLC	1,264,572	34,097,965
HSBC Holdings PLC	4,482,755	27,878,070
Prudential PLC	990,441	18,430,570
Reckitt Benckiser Group PLC	556,804	53,707,413
Rio Tinto PLC	562,314	15,762,035
Rolls-Royce Holdings PLC *	2,060,475	20,137,654
Sky PLC	2,500,915	36,749,803
Smiths Group PLC	1,434,244	22,116,301
WPP PLC	3,184,713	74,125,769

		394,525,990

United States - 2.1%

Yum! Brands Inc	557,869	45,661,578

Total Common Stocks (Cost $2,074,306,334)		2,129,949,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Commercial Paper - 0.8%

General Electric Co 0.304% due 04/01/16	$16,247,000	$16,246,865

Total Short-Term Investment (Cost $16,247,000)		16,246,865

TOTAL INVESTMENTS - 99.5% (Cost $2,090,553,334)		2,146,196,210

OTHER ASSETS & LIABILITIES, NET - 0.5%		10,220,003

NET ASSETS - 100.0%		$2,156,416,213

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Staples	19.8%
Consumer Discretionary	18.3%
Health Care	14.5%
Financials	12.9%
Industrials	12.2%
Information Technology	10.2%
Materials	6.9%
Others (each less than 3.0%)	4.7%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$10,742,095	$-	$10,742,095	$-
	Belgium	16,177,951	-	16,177,951	-
	Brazil	13,666,435	13,666,435	-	-
	Canada	95,533,792	95,533,792	-	-
	China	15,940,272	15,940,272	-	-
	Denmark	14,847,199	-	14,847,199	-
	France	335,722,851	-	335,722,851	-
	Germany	239,006,805	-	239,006,805	-
	Hong Kong	70,535,563	-	70,535,563	-
	Israel	17,811,516	17,811,516	-	-
	Italy	14,215,200	-	14,215,200	-
	Japan	280,313,175	-	280,313,175	-
	Netherlands	114,085,100	-	114,085,100	-
	Singapore	45,813,614	-	45,813,614	-
	Spain	26,486,068	-	26,486,068	-
	Sweden	27,390,349	-	27,390,349	-
	Switzerland	277,899,951	-	277,899,951	-
	Taiwan	73,573,841	62,293,696	11,280,145	-
	United Kingdom	394,525,990	11,231,769	383,294,221	-
	United States	45,661,578	45,661,578	-	-

	Total Common Stocks	2,129,949,345	262,139,058	1,867,810,287	-

	Short-Term Investment	16,246,865	-	16,246,865	-

	Total	$2,146,196,210	$262,139,058	$1,884,057,152	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Netherlands - 0.0%

Delta Lloyd NV Exp 04/07/16 *	209,000	$290,380

Total Rights (Cost $1,500,970)		290,380

COMMON STOCKS - 98.2%

Australia - 3.8%

Aristocrat Leisure Ltd	1,094,590	8,634,685
Beach Energy Ltd	2,020,690	1,016,608
Challenger Ltd	718,373	4,610,017
CSR Ltd	2,045,030	5,159,586
Genworth Mortgage Insurance Australia Ltd	846,429	1,611,700
JB Hi-Fi Ltd	328,970	5,940,359
Orora Ltd	3,841,771	7,353,712
Pact Group Holdings Ltd	700,186	2,676,696
Sirtex Medical Ltd	172,931	3,831,727
The Star Entertainment Group Ltd	1,761,114	7,659,288
TPG Telecom Ltd	973,502	8,459,412
Western Areas Ltd +	740,711	1,107,195

		58,060,985

Austria - 0.8%

CA Immobilien Anlagen AG *	32,871	645,275
Conwert Immobilien Invest SE *	209,268	3,352,609
Oesterreichische Post AG	66,894	2,716,451
Vienna Insurance Group AG Wiener Versicherung Gruppe	105,108	2,220,233
Wienerberger AG	169,304	3,251,210

		12,185,778

Belgium - 0.2%

Ontex Group NV	88,882	2,910,736

Brazil - 0.1%

Sao Martinho SA	119,614	1,606,430

Canada - 8.0%

Advantage Oil & Gas Ltd *	316,700	1,738,649
AGF Management Ltd ‘B’	547,300	2,166,023
Bankers Petroleum Ltd *	1,164,500	1,649,802
Bird Construction Inc	369,793	3,154,808
Bonavista Energy Corp	327,460	660,593
Boyd Group Income Fund	114,600	6,737,024
Canam Group Inc	268,300	2,650,463
CCL Industries Inc ‘B’	47,540	9,022,991
Celestica Inc (TSE) *	353,800	3,884,649
Choice Properties REIT	282,500	2,690,683
Cogeco Communications Inc	103,600	5,524,801
Colliers International Group Inc	52,100	1,974,084
Concordia Healthcare Corp	61,100	1,563,784
Constellation Software Inc	18,979	7,771,197
Enerflex Ltd	342,800	2,694,890
Exchange Income Corp	158,200	3,377,776
FirstService Corp (TSE)	52,100	2,139,761
Gibson Energy Inc	175,950	2,330,194
Great Canadian Gaming Corp *	230,300	3,300,006
Intertape Polymer Group Inc	291,214	4,172,853
Kinaxis Inc *	67,800	2,252,604
Lake Shore Gold Corp *	2,601,000	3,785,093
Leucrotta Exploration Inc *	595,400	660,155
Linamar Corp	117,400	5,648,759
Martinrea International Inc	419,800	3,316,380

	Shares	Value
Parex Resources Inc *	498,800	$4,205,474
Parkland Fuel Corp	456,300	7,515,116
Progressive Waste Solutions Ltd	131,100	4,076,087
Ritchie Bros Auctioneers Inc (TSE)	147,700	3,991,738
Sandvine Corp	1,467,500	3,141,213
The Intertain Group Ltd *	342,900	2,737,920
TransAlta Renewables Inc	430,891	4,196,936
Transcontinental Inc ‘A’	307,300	4,869,478
Trilogy Energy Corp *	821,072	2,263,282
Twin Butte Energy Ltd	421,000	30,795
Western Energy Services Corp	338,600	654,388
Wi-LAN Inc	115,227	262,615

		122,813,064

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	4,016,600	2,917,231

Cyprus - 0.0%

Ocean Rig UDW Inc	543,563	445,885

Denmark - 2.4%

NKT Holding AS	58,497	3,372,428
Pandora AS	22,296	2,914,930
Royal Unibrew AS	206,423	9,954,395
Sydbank AS	168,342	4,820,042
Topdanmark AS *	271,920	6,908,666
Vestas Wind Systems AS	124,123	8,745,671

		36,716,132

Finland - 1.0%

Kesko OYJ ‘B’	111,027	4,899,161
Tieto OYJ	251,018	6,540,346
YIT OYJ	759,763	4,302,738

		15,742,245

France - 6.3%

Air France-KLM *	555,446	5,277,735
Atos SE	88,575	7,193,942
Eiffage SA	77,755	5,966,485
Eurazeo SA	48,037	3,244,544
Eutelsat Communications SA	201,003	6,482,598
Faurecia	82,560	3,125,638
Groupe Eurotunnel SE	524,332	5,870,207
Innate Pharma SA *	204,177	2,820,842
Ipsen SA	88,685	5,085,395
IPSOS	95,008	2,215,679
Mercialys SA REIT	101,409	2,351,824
Nexity SA	75,649	3,937,080
Peugeot SA *	584,782	10,004,459
Saft Groupe SA	77,771	2,348,272
SCOR SE	200,855	7,081,326
UBISOFT Entertainment *	188,831	5,921,353
Valeo SA	42,303	6,578,051
Veolia Environnement SA	320,574	7,715,836
Wendel SA	31,496	3,424,955

		96,646,221

Germany - 6.5%

ADVA Optical Networking SE *	281,990	3,343,270
Aurubis AG	104,025	5,169,049
Covestro AG * ~	130,235	4,865,081
Evotec AG *	548,977	1,978,136
Freenet AG	191,657	5,724,228
Gerresheimer AG	69,447	5,433,569
Grand City Properties SA	135,383	3,105,013
HOCHTIEF AG	50,153	6,124,468
KION Group AG	90,372	5,257,631
Kloeckner & Co SE	224,469	2,193,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Nordex SE *	170,764	$4,672,838
OSRAM Licht AG	122,437	6,293,969
PATRIZIA Immobilien AG *	90,082	2,520,392
Pfeiffer Vacuum Technology AG	23,710	2,653,938
Rheinmetall AG	76,625	6,109,931
RHOEN-KLINIKUM AG	187,600	5,835,771
SMA Solar Technology AG *	87,223	4,533,806
Software AG	136,143	5,317,349
STADA Arzneimittel AG	105,264	4,168,087
Talanx AG *	153,532	5,232,178
United Internet AG	186,409	9,339,642

		99,871,475

Greece - 0.2%

Tsakos Energy Navigation Ltd	444,300	2,745,774

Hong Kong - 1.5%

AMVIG Holdings Ltd	1,776,000	741,649
Dah Sing Financial Holdings Ltd	389,200	2,395,020
HK Electric Investments & HK Electric Investments Ltd ~ >>	4,730,500	4,166,743
Hutchison Telecommunications Hong Kong Holdings Ltd	1,756,000	618,591
Kerry Properties Ltd	947,371	2,601,111
Lifestyle International Holdings Ltd	1,770,500	2,384,429
SmarTone Telecommunications Holdings Ltd	3,030,500	5,051,591
The United Laboratories International Holdings Ltd *	6,002,000	2,417,980
Yue Yuen Industrial Holdings Ltd	825,500	2,838,092

		23,215,206

Israel - 0.9%

Israel Discount Bank Ltd ‘A’ *	1,994,924	3,379,089
Mizrahi Tefahot Bank Ltd	412,953	4,844,512
Orbotech Ltd *	154,300	3,669,254
Tower Semiconductor Ltd *	173,421	2,129,086

		14,021,941

Italy - 2.6%

Anima Holding SPA ~	416,890	3,040,179
Astaldi SPA	304,685	1,408,232
Brembo SPA	164,848	8,522,746
De’ Longhi SPA	259,182	5,891,302
DiaSorin SPA	53,640	3,097,451
ERG SPA	190,700	2,593,203
Geox SPA *	632,479	2,047,971
Maire Tecnimont SPA *	867,946	2,615,574
Moncler SPA	287,601	4,851,697
Salini Impregilo SPA	765,489	3,230,129
Saras SPA *	1,808,343	2,900,166

		40,198,650

Japan - 23.3%

Accordia Golf Co Ltd	239,200	2,245,480
Adastria Co Ltd	141,400	4,290,349
Ain Holdings Inc	93,000	4,764,355
Asahi Intecc Co Ltd	125,400	5,867,546
Bando Chemical Industries Ltd	429,000	1,939,658
Calsonic Kansei Corp	600,000	4,458,213
Central Glass Co Ltd	430,000	2,333,004
Ci:z Holdings Co Ltd	161,600	3,311,094
Clarion Co Ltd	969,000	3,011,189
Create Restaurants Holdings Inc	464,700	4,349,664
CROOZ Inc *	98,600	2,255,301
Daikyo Inc	2,375,000	3,776,724
Dexerials Corp *	350,000	3,454,185
Dip Corp	182,800	4,306,463
EDION Corp	303,000	2,296,299

	Shares	Value
Eiken Chemical Co Ltd	194,500	$4,071,112
Enplas Corp	57,300	2,121,343
F@N Communications Inc	356,000	2,671,633
Ferrotec Corp	269,375	2,886,513
Foster Electric Co Ltd	145,500	3,068,596
Fujikura Ltd	1,093,000	5,137,674
Fujitsu General Ltd	339,000	5,229,786
Furukawa Electric Co Ltd	1,178,000	2,543,577
GCA Savvian Corp	247,300	2,596,272
Goldcrest Co Ltd	136,500	2,039,313
Haseko Corp	906,000	8,435,295
Hitachi Transport System Ltd	187,900	3,136,810
Idemitsu Kosan Co Ltd	179,300	3,199,304
Ishihara Sangyo Kaisha Ltd *	3,012,000	2,058,245
JAC Recruitment Co Ltd	256,800	3,036,917
Japan Airlines Co Ltd	180,600	6,620,789
Japan Aviation Electronics Industry Ltd	220,000	2,576,953
Jeol Ltd	384,000	1,946,528
Kaken Pharmaceutical Co Ltd	66,500	4,019,833
Kanto Denka Kogyo Co Ltd	520,000	3,705,980
Kinden Corp	389,000	4,768,070
Kissei Pharmaceutical Co Ltd	136,600	3,144,356
Kohnan Shoji Co Ltd	158,000	2,349,251
Konoike Transport Co Ltd	266,000	3,110,574
Kose Corp	36,300	3,528,987
Kyudenko Corp	200,000	4,755,587
Lion Corp	422,000	4,751,091
Marvelous Inc	410,000	3,678,733
Matsumotokiyoshi Holdings Co Ltd	123,700	6,468,970
Megmilk Snow Brand Co Ltd	148,300	3,725,877
Meidensha Corp	635,000	2,891,368
Meitec Corp	87,700	3,063,053
Mitsubishi Steel Manufacturing Co Ltd	981,000	1,586,502
Morinaga & Co Ltd	741,000	3,770,048
Musashi Seimitsu Industry Co Ltd	184,500	3,657,710
NHK Spring Co Ltd	538,600	5,150,492
Nichi-iko Pharmaceutical Co Ltd	217,600	5,013,110
Nichiha Corp	274,200	4,146,074
Nippon Ceramic Co Ltd	125,900	2,183,609
Nippon Suisan Kaisha Ltd	1,401,000	6,799,267
Nipro Corp	302,000	2,866,298
Nishimatsuya Chain Co Ltd	260,300	2,606,918
Nissha Printing Co Ltd	227,300	3,325,785
Nitto Kogyo Corp	144,700	2,304,911
North Pacific Bank Ltd	774,800	1,958,991
NS Solutions Corp	145,400	2,852,042
OKI Electric Cable Co Ltd	879,000	1,717,363
OKUMA Corp	493,000	3,443,851
Open House Co Ltd	398,000	7,906,150
Oracle Corp Japan	73,100	4,099,621
OSAKA Titanium Technologies Co Ltd	166,700	2,262,015
Qol Co Ltd	194,000	2,909,439
Raito Kogyo Co Ltd	336,400	3,101,500
Right On Co Ltd	263,000	4,331,955
Roland DG Corp	130,200	2,540,378
SAMTY Co Ltd	254,300	2,590,993
Sanyo Special Steel Co Ltd	456,000	2,076,932
Seikitokyu Kogyo Co Ltd	484,000	2,023,955
Shinoken Group Co Ltd	184,200	3,918,712
Sojitz Corp	1,757,500	3,608,264
Sumitomo Osaka Cement Co Ltd	1,691,000	6,642,376
Sumitomo Real Estate Sales Co Ltd	111,800	2,149,814
Sundrug Co Ltd	58,400	4,365,017
Tabuchi Electric Co Ltd	364,800	1,708,091
Tadano Ltd	386,000	3,581,884
Taiyo Yuden Co Ltd	67,486	658,133
Takara Leben Co Ltd	585,900	3,462,835
Takuma Co Ltd	345,000	3,088,448
The Nishi-Nippon City Bank Ltd	1,051,000	1,856,160
The Okinawa Electric Power Co Inc	86,600	2,330,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Toagosei Co Ltd	286,300	$2,382,358
Toho Gas Co Ltd	657,000	4,663,319
Toho Holdings Co Ltd	223,100	4,768,272
Tokuyama Corp *	1,838,000	2,838,451
Tokyu Construction Co Ltd	495,700	4,047,983
TonenGeneral Sekiyu KK	436,000	3,943,659
Toridoll.corp	216,800	4,371,000
Tosei Corp	357,500	2,587,440
Toyo Engineering Corp	971,000	2,525,571
Toyota Boshoku Corp	146,800	2,392,011
Ube Industries Ltd	2,062,000	3,645,119
Ulvac Inc	375,664	12,277,703
Usen Corp *	1,379,420	3,998,307
Valor Holdings Co Ltd	101,400	2,556,614
Zenkoku Hosho Co Ltd	114,200	3,868,053

		355,459,417

Luxembourg - 0.7%

APERAM SA	172,524	6,572,975
Eurofins Scientific SE	12,481	4,569,540

		11,142,515

Malta - 0.4%

Unibet Group PLC SDR	466,536	5,288,471

Netherlands - 1.3%

BinckBank NV	312,739	2,327,990
Boskalis Westminster	88,456	3,466,847
Corbion NV	154,636	3,668,134
Delta Lloyd NV	209,000	968,777
Euronext NV ~	126,893	5,262,871
Fugro NV CVA *	127,319	2,444,787
Heijmans NV CVA *	232,552	2,185,465

		20,324,871

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp Ltd	825,295	5,584,079

Norway - 0.1%

BW LPG Ltd ~	202,395	1,227,687

Portugal - 0.3%

CTT-Correios de Portugal SA	534,221	5,021,584

Singapore - 1.6%

CapitaLand Commercial Trust Ltd REIT	1,968,700	2,148,720
City Developments Ltd	754,600	4,568,848
IGG Inc	5,264,000	2,366,994
Mapletree Commercial Trust REIT	2,273,800	2,380,851
Mapletree Greater China Commercial Trust REIT	3,228,500	2,288,114
Mapletree Industrial Trust REIT	2,810,000	3,324,489
Mapletree Logistics Trust REIT	2,800,000	2,095,921
SATS Ltd	1,050,600	3,077,702
Venture Corp Ltd	427,400	2,649,597

		24,901,236

South Africa - 0.3%

Mondi PLC	198,881	3,803,249

South Korea - 5.6%

Able C&C Co Ltd	103,043	2,664,324
Amotech Co Ltd *	198,773	3,813,934
Bluecom Co Ltd	299,734	3,224,759
CJ O Shopping Co Ltd	14,017	2,427,220

	Shares	Value
Daelim Industrial Co Ltd	50,547	$4,019,904
Dongbu Insurance Co Ltd	72,800	4,841,797
Handsome Co Ltd	70,246	2,465,682
Hyundai Development Co-Engineering & Construction	76,661	3,082,630
Hyundai Securities Co Ltd	468,571	2,815,875
iMarketKorea Inc	101,319	1,679,732
InBody Co Ltd	69,862	2,950,244
KB Insurance Co Ltd	150,310	4,479,655
Korea Petrochemical Ind Co Ltd	27,166	6,099,037
LOTTE Fine Chemical Co Ltd	66,145	2,355,393
LOTTE Himart Co Ltd	51,410	2,299,985
Osstem Implant Co Ltd *	60,049	4,134,265
Partron Co Ltd	478,075	5,078,700
S-Oil Corp	61,522	5,275,353
Seah Besteel Corp	79,509	1,913,875
SFA Engineering Corp	56,722	3,014,276
SK Materials Co Ltd	50,232	4,895,803
SKC Co Ltd	120,728	3,357,390
Sung Kwang Bend Co Ltd	252,430	2,595,566
Tongyang Life Insurance Co Ltd	301,511	3,118,545
Vieworks Co Ltd	53,483	2,319,467

		84,923,411

Spain - 2.8%

Acciona SA	49,574	3,831,014
Almirall SA	167,144	2,803,610
Cellnex Telecom SAU ~	267,849	4,270,338
Cia de Distribucion Integral Logista Holdings SA	132,672	2,993,608
Enagas SA	291,931	8,762,213
Gamesa Corp Tecnologica SA	687,113	13,521,907
Grupo Catalana Occidente SA	110,925	3,144,144
Mediaset Espana Comunicacion SA	335,252	3,847,922

		43,174,756

Sweden - 3.5%

Axfood AB	300,015	5,536,542
Betsson AB *	146,242	2,266,075
BillerudKorsnas AB	236,952	3,868,097
Boliden AB	229,605	3,662,587
Castellum AB	298,350	4,736,314
Haldex AB	309,426	2,722,932
Hemfosa Fastigheter AB	310,920	3,409,894
Holmen AB ‘B’	106,198	3,473,664
Intrum Justitia AB	234,779	8,273,649
Medivir AB ‘B’ *	220,667	1,534,578
Mycronic AB	270,870	2,443,918
NCC AB ‘B’	100,692	3,664,917
NetEnt AB *	42,046	2,371,743
Peab AB	317,610	2,807,016
Wihlborgs Fastigheter AB	137,244	2,910,780

		53,682,706

Switzerland - 8.8%

Actelion Ltd	59,336	8,855,285
Adecco SA	162,859	10,594,168
Ascom Holding AG	144,000	2,700,978
Cembra Money Bank AG	92,916	6,485,434
Chocoladefabriken Lindt & Spruengli AG	957	5,929,603
Emmi AG	6,386	3,487,159
EMS-Chemie Holding AG	10,581	5,479,097
Flughafen Zuerich AG	8,102	7,248,028
Forbo Holding AG	6,200	7,504,017
Gategroup Holding AG	57,448	2,563,433
Georg Fischer AG	9,499	7,671,009
Givaudan SA	4,380	8,583,925
Logitech International SA	292,960	4,655,925
Lonza Group AG	66,421	11,227,894
Oriflame Holding AG *	267,900	5,319,628

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Partners Group Holding AG	24,315	$9,768,516
Rieter Holding AG	12,473	2,692,909
Sika AG	1,008	3,990,305
Straumann Holding AG	28,790	9,909,313
Swiss Life Holding AG	19,668	5,219,252
Vontobel Holding AG	86,487	3,749,785

		133,635,663

United Kingdom - 13.9%

3i Group PLC	1,052,694	6,883,297
Acacia Mining PLC	863,285	3,477,329
AVEVA Group PLC	125,298	2,831,709
Barratt Developments PLC	422,046	3,388,185
Beazley PLC	1,034,000	5,328,010
Bellway PLC	279,801	10,525,049
Berendsen PLC	268,000	4,622,616
Berkeley Group Holdings PLC	164,132	7,567,941
Booker Group PLC	2,603,207	6,434,601
Britvic PLC	403,051	4,107,693
Cairn Energy PLC *	1,299,800	3,723,230
Dialog Semiconductor PLC *	241,625	9,536,593
DS Smith PLC	775,609	4,537,575
easyJet PLC	229,162	4,987,667
Galliford Try PLC	98,787	2,032,542
Go-Ahead Group PLC	186,593	7,062,171
Grafton Group PLC	210,244	2,177,836
Great Portland Estates PLC REIT	644,559	6,729,008
Greggs PLC	292,330	4,561,139
Hays PLC	1,822,657	3,164,036
Howden Joinery Group PLC	975,621	6,696,409
Inchcape PLC	550,738	5,712,144
Inmarsat PLC	284,312	4,010,483
Intermediate Capital Group PLC	738,718	6,556,406
John Wood Group PLC	664,966	5,855,838
Kennedy Wilson Europe Real Estate PLC	132,141	2,217,508
LondonMetric Property PLC REIT	1,612,348	3,664,301
Man Group PLC	2,378,423	5,198,461
Mitie Group PLC	553,495	2,042,109
Moneysupermarket.com Group PLC	1,188,961	5,418,979
National Express Group PLC	604,495	2,979,050
Northgate PLC	376,665	2,180,836
OneSavings Bank PLC	293,921	1,404,895
Persimmon PLC	304,687	9,104,423
QinetiQ Group PLC	1,744,256	5,703,650
Rentokil Initial PLC	2,096,257	5,315,803
Rexam PLC	333,976	3,035,867
Rightmove PLC	64,313	3,883,635
Segro PLC REIT	1,288,494	7,579,056
St Modwen Properties PLC	377,388	1,639,620
Taylor Wimpey PLC	2,521,065	6,870,822
Tullett Prebon PLC	405,627	2,049,589
WH Smith PLC	138,051	3,596,108
Workspace Group PLC REIT	200,000	2,246,550
WS Atkins PLC	203,991	4,004,885

		212,645,654

United States - 0.7%

ARRIS International PLC * l	-	13
ICON PLC *	132,800	9,973,280

		9,973,293

Total Common Stocks (Cost $1,369,739,045)		1,500,886,345

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $23,606,877; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $24,080,044)	$23,606,857	$23,606,857

Total Short-Term Investment (Cost $23,606,857)		23,606,857

TOTAL INVESTMENTS - 99.7% (Cost $1,394,846,872)		1,524,783,582

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,981,758

NET ASSETS - 100.0%		$1,528,765,340

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrials	21.5%
Financials	16.4%
Consumer Discretionary	16.1%
Information Technology	11.1%
Materials	9.6%
Health Care	8.6%
Consumer Staples	6.8%
Energy	3.9%
Others (each less than 3.0%)	5.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	An investment with a value of $1,107,195 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$290,380	$290,380	$-	$-
	Common Stocks
	Australia	58,060,985	-	56,953,790	1,107,195
	Austria	12,185,778	645,275	11,540,503	-
	Belgium	2,910,736	-	2,910,736	-
	Brazil	1,606,430	1,606,430	-	-
	Canada	122,813,064	122,813,064	-	-
	China	2,917,231	-	2,917,231	-
	Cyprus	445,885	445,885	-	-
	Denmark	36,716,132	-	36,716,132	-
	Finland	15,742,245	-	15,742,245	-
	France	96,646,221	-	96,646,221	-
	Germany	99,871,475	-	99,871,475	-
	Greece	2,745,774	2,745,774	-	-
	Hong Kong	23,215,206	-	23,215,206	-
	Israel	14,021,941	3,669,254	10,352,687	-
	Italy	40,198,650	-	40,198,650	-
	Japan	355,459,417	-	355,459,417	-
	Luxembourg	11,142,515	-	11,142,515	-
	Malta	5,288,471	-	5,288,471	-
	Netherlands	20,324,871	2,444,787	17,880,084	-
	New Zealand	5,584,079	-	5,584,079	-
	Norway	1,227,687	-	1,227,687	-
	Portugal	5,021,584	-	5,021,584	-
	Singapore	24,901,236	-	24,901,236	-
	South Africa	3,803,249	-	3,803,249	-
	South Korea	84,923,411	-	84,923,411	-
	Spain	43,174,756	-	43,174,756	-
	Sweden	53,682,706	-	53,682,706	-
	Switzerland	133,635,663	-	133,635,663	-
	United Kingdom	212,645,654	3,044,515	209,601,139	-
	United States	9,973,293	9,973,293	-	-

	Total Common Stocks	1,500,886,345	147,388,277	1,352,390,873	1,107,195

	Short-Term Investment	23,606,857	-	23,606,857	-

	Total	$1,524,783,582	$147,678,657	$1,375,997,730	$1,107,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Henkel AG & Co KGaA	43,154	$4,747,266

Total Preferred Stocks (Cost $4,820,723)		4,747,266

COMMON STOCKS - 97.6%

Australia - 2.8%

Australia & New Zealand Banking Group Ltd	1,011,492	18,132,469
Goodman Group REIT	1,940,354	9,923,485

		28,055,954

Belgium - 2.0%

Anheuser-Busch InBev SA/NV	61,226	7,606,519
KBC Groep NV	243,452	12,537,218

		20,143,737

China - 1.6%

China Overseas Land & Investment Ltd	1,622,000	5,137,151
CNOOC Ltd	8,829,000	10,303,840

		15,440,991

Denmark - 0.7%

Pandora AS	52,855	6,910,147

Finland - 2.4%

Nokia OYJ	2,245,655	13,321,745
UPM-Kymmene OYJ	564,193	10,200,376

		23,522,121

France - 12.3%

Airbus Group SE	183,172	12,136,504
AXA SA	871,602	20,437,926
BNP Paribas SA	338,439	17,003,371
Cap Gemini SA	109,703	10,290,619
Natixis SA	897,146	4,410,529
Renault SA	179,303	17,818,685
Thales SA	90,501	7,908,402
TOTAL SA	694,612	31,605,750

		121,611,786

Germany - 8.0%

adidas AG	48,005	5,605,101
Bayer AG	146,398	17,154,945
Brenntag AG	163,427	9,312,517
Daimler AG (XETR)	285,613	21,858,703
E.ON SE	669,004	6,396,991
HeidelbergCement AG	103,782	8,868,720
Infineon Technologies AG	691,212	9,800,228

		78,997,205

Hong Kong - 1.5%

CK Hutchison Holdings Ltd	1,144,640	14,871,206

Ireland - 1.7%

Ryanair Holdings PLC ADR	95,552	8,200,273
Shire PLC	153,302	8,743,534

		16,943,807

Israel - 0.8%

Teva Pharmaceutical Industries Ltd ADR	157,794	8,443,557

	Shares	Value
Italy - 4.4%

Enel SPA	4,166,808	$18,472,368
Intesa Sanpaolo SPA	5,254,959	14,530,032
Telecom Italia SPA *	10,018,175	10,797,776

		43,800,176

Japan - 19.7%

Daikin Industries Ltd	166,200	12,412,570
Daiwa House Industry Co Ltd	526,800	14,807,450
Dentsu Inc	198,800	9,973,090
Honda Motor Co Ltd	456,800	12,489,410
Japan Airlines Co Ltd	291,400	10,682,713
Mitsubishi UFJ Financial Group Inc	5,011,900	23,223,164
Mitsui Fudosan Co Ltd	650,000	16,189,976
NH Foods Ltd	265,000	5,832,896
Nippon Telegraph & Telephone Corp	683,600	29,529,805
Sompo Japan Nipponkoa Holdings Inc	394,500	11,180,706
Sony Corp	431,000	11,081,499
Suzuken Co Ltd	141,500	4,802,675
Suzuki Motor Corp	368,800	9,861,215
Toyota Motor Corp	263,400	13,969,522
Yamato Holdings Co Ltd	498,400	9,936,619

		195,973,310

Luxembourg - 0.6%

ArcelorMittal	1,412,178	6,370,869

Netherlands - 8.3%

ING Groep NV CVA	1,217,141	14,565,296
Koninklijke KPN NV	2,208,438	9,247,969
Koninklijke Philips NV	531,348	15,134,547
NN Group NV	269,680	8,803,612
Royal Dutch Shell PLC ‘A’	1,432,657	34,592,868

		82,344,292

Norway - 1.1%

Norsk Hydro ASA	2,670,421	10,971,471

South Korea - 1.2%

Samsung Electronics Co Ltd	10,050	11,533,445

Spain - 1.4%

Banco Santander SA	2,252,805	9,894,045
Bankia SA	4,716,055	4,439,664

		14,333,709

Sweden - 2.7%

Electrolux AB ‘B’	352,251	9,250,044
Nordea Bank AB	1,251,484	12,004,107
Sandvik AB	529,994	5,473,755

		26,727,906

Switzerland - 4.5%

Credit Suisse Group AG	611,852	8,640,539
Roche Holding AG (XVTX)	50,035	12,285,608
Wolseley PLC	267,752	15,114,347
Zurich Insurance Group AG	36,326	8,424,410

		44,464,904

United Kingdom - 19.9%

Aviva PLC	1,161,634	7,584,815
Barclays PLC	1,995,502	4,283,541
Barratt Developments PLC	656,131	5,267,418
British American Tobacco PLC	249,767	14,605,350
Centrica PLC	3,581,784	11,701,185
Dixons Carphone PLC	895,185	5,470,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
GlaxoSmithKline PLC	1,310,854	$26,535,923
InterContinental Hotels Group PLC	257,212	10,583,334
Lloyds Banking Group PLC	14,291,220	13,919,601
National Grid PLC	1,191,092	16,853,171
Prudential PLC	895,857	16,670,509
Rio Tinto PLC	599,703	16,810,073
RSA Insurance Group PLC	1,156,633	7,882,342
Standard Chartered PLC	1,304,272	8,820,796
Vodafone Group PLC	9,645,653	30,650,534

		197,639,406

Total Common Stocks (Cost $1,009,360,377)		969,099,999

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $7,749,992; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $7,905,500)	$7,749,986	7,749,986

Total Short-Term Investment (Cost $7,749,986)		7,749,986

TOTAL INVESTMENTS - 98.9% (Cost $1,021,931,086)		981,597,251

OTHER ASSETS & LIABILITIES, NET - 1.1%		10,835,871

NET ASSETS - 100.0%		$992,433,122

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	29.6%
Consumer Discretionary	14.1%
Industrials	12.2%
Telecommunication Services	8.1%
Health Care	7.8%
Energy	7.7%
Utilities	5.4%
Materials	5.4%
Information Technology	4.5%
Consumer Staples	3.3%
Others (each less than 3.0%)	0.8%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	57,533,055	USD	40,643,364	05/16	GSC	$3,397,626
CHF	7,605,734	USD	7,692,700	05/16	CIT	227,465
CHF	2,576,492	USD	2,609,859	05/16	MSC	73,148
CHF	49,169,683	USD	48,478,138	05/16	RBC	2,724,280
DKK	133,438,768	USD	19,571,039	05/16	GSC	822,994
EUR	3,257,068	DKK	24,303,118	05/16	MER	(4,813)
EUR	3,469,751	GBP	2,656,833	05/16	SGN	135,549
EUR	5,198,995	JPY	659,119,245	05/16	SCB	59,716
EUR	1,814,156	USD	1,987,409	05/16	CIT	78,769
EUR	6,172,864	USD	6,791,703	05/16	SCB	238,693
GBP	3,439,367	USD	4,971,619	05/16	DUB	(31,383)
GBP	1,751,621	USD	2,445,360	05/16	GSC	70,633
GBP	1,368,369	USD	1,982,190	05/16	SCB	(16,693)
GBP	2,113,407	USD	2,947,824	05/16	SCB	87,829
HKD	48,083,635	USD	6,179,463	05/16	CIT	20,313
JPY	550,064,673	EUR	4,430,735	05/16	GSC	(154,554)
JPY	525,236,498	GBP	3,329,685	05/16	SSB	(111,523)
JPY	112,059,182	HKD	7,803,879	05/16	HSB	(9,625)
JPY	1,339,477,532	USD	11,525,043	05/16	GSC	387,603
JPY	790,821,118	USD	6,533,244	05/16	MER	499,925
JPY	409,754,800	USD	3,613,199	05/16	MSC	30,956
JPY	683,839,047	USD	6,126,052	05/16	SGN	(44,329)
NOK	18,770,086	USD	2,186,600	05/16	CIT	81,466
SEK	1,026,409	EUR	109,642	05/16	MSC	1,693
SEK	83,925,611	USD	9,868,565	05/16	SSB	480,267
SGD	16,234,333	USD	11,396,248	05/16	SGN	646,758
USD	3,341,067	AUD	4,477,894	05/16	SCB	(86,717)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,631,217	DKK	31,293,967	05/16	CIT	($151,577)
USD	2,094,784	EUR	1,921,045	05/16	CIT	(93,132)
USD	73,162,224	EUR	66,713,771	05/16	GSC	(2,819,411)
USD	3,983,590	EUR	3,610,863	05/16	MER	(128,893)
USD	9,192,097	GBP	6,456,437	05/16	CIT	(81,796)
USD	1,911,943	GBP	1,336,642	05/16	HSB	(7,981)
USD	53,770,750	GBP	37,446,820	05/16	MER	(17,083)
USD	5,845,639	GBP	4,213,647	05/16	RBC	(206,756)
USD	1,976,632	GBP	1,360,051	05/16	SCB	23,083
USD	2,800,330	HKD	21,817,329	05/16	DUB	(12,738)
USD	2,370,311	HKD	18,462,426	05/16	RBS	(10,185)
USD	4,160,211	JPY	493,486,302	05/16	GSC	(228,610)
USD	4,523,762	JPY	545,062,171	05/16	MER	(323,750)
USD	2,106,191	JPY	237,529,452	05/16	RBC	(6,278)
USD	5,559,008	NOK	48,185,363	05/16	DUB	(263,426)
USD	10,017,333	SEK	84,952,021	05/16	GSC	(458,065)

Total Forward Foreign Currency Contracts						$4,819,448

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$4,747,266	$-	$4,747,266	$-
	Common Stocks
	Australia	28,055,954	-	28,055,954	-
	Belgium	20,143,737	-	20,143,737	-
	China	15,440,991	-	15,440,991	-
	Denmark	6,910,147	-	6,910,147	-
	Finland	23,522,121	-	23,522,121	-
	France	121,611,786	-	121,611,786	-
	Germany	78,997,205	-	78,997,205	-
	Hong Kong	14,871,206	-	14,871,206	-
	Ireland	16,943,807	8,200,273	8,743,534	-
	Israel	8,443,557	8,443,557	-	-
	Italy	43,800,176	-	43,800,176	-
	Japan	195,973,310	-	195,973,310	-
	Luxembourg	6,370,869	-	6,370,869	-
	Netherlands	82,344,292	-	82,344,292	-
	Norway	10,971,471	-	10,971,471	-
	South Korea	11,533,445	-	11,533,445	-
	Spain	14,333,709	-	14,333,709	-
	Sweden	26,727,906	-	26,727,906	-
	Switzerland	44,464,904	-	44,464,904	-
	United Kingdom	197,639,406	-	197,639,406	-

	Total Common Stocks	969,099,999	16,643,830	952,456,169	-

	Short-Term Investment	7,749,986	-	7,749,986	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,088,766	-	10,088,766	-

	Total Assets	991,686,017	16,643,830	975,042,187	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,269,318)	-	(5,269,318)	-

	Total Liabilities	(5,269,318)	-	(5,269,318)	-

	Total	$986,416,699	$16,643,830	$969,772,869	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Health Care - 0.1%

Dyax Corp - Contingent Value Rights * +	84,900	$94,239

Total Rights (Cost $94,239)		94,239

WARRANTS - 0.0%

Health Care - 0.0%

SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 * ¯	135,383	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.4%

Health Care - 95.7%

Abbott Laboratories	156,200	6,533,846
AbbVie Inc	40,402	2,307,762
Acceleron Pharma Inc *	32,500	857,675
Actelion Ltd (Switzerland)	8,600	1,283,461
Aetna Inc	56,600	6,359,010
Agilent Technologies Inc	81,100	3,231,835
Alder Biopharmaceuticals Inc *	12,800	313,472
Alexion Pharmaceuticals Inc *	23,200	3,229,904
Alkermes PLC *	22,400	765,856
Allergan PLC *	44,635	11,963,519
Alnylam Pharmaceuticals Inc *	10,330	648,414
Amedisys Inc *	52,100	2,518,514
AmerisourceBergen Corp	25,200	2,181,060
Amgen Inc	75,028	11,248,948
Anacor Pharmaceuticals Inc *	45,400	2,426,630
Anthem Inc	39,300	5,462,307
Aquinox Pharmaceuticals Inc * (Canada)	20,500	180,810
AstraZeneca PLC (United Kingdom)	101,600	5,672,507
Avexis Inc *	11,669	317,864
Axovant Sciences Ltd *	15,600	179,088
Baxalta Inc	89,800	3,627,920
Baxter International Inc	93,300	3,832,764
Becton Dickinson & Co	21,681	3,291,609
Bio-Rad Laboratories Inc ‘A’ *	6,100	833,992
Biogen Inc *	22,288	5,802,012
BioMarin Pharmaceutical Inc *	17,400	1,435,152
Boston Scientific Corp *	720,700	13,556,367
Bristol-Myers Squibb Co	162,732	10,395,320
Cardinal Health Inc	53,300	4,367,935
Celgene Corp *	141,800	14,192,762
Cerner Corp *	32,200	1,705,312
Chugai Pharmaceutical Co Ltd (Japan)	31,500	974,714
Cigna Corp	52,700	7,232,548
CONMED Corp	16,200	679,428
Corvus Pharmaceuticals Inc *	5,100	73,950
CR Bard Inc	22,500	4,560,075
DaVita HealthCare Partners Inc *	44,810	3,288,158
Dermira Inc *	20,500	423,940
Edwards Lifesciences Corp *	55,000	4,851,550
Eli Lilly & Co	154,700	11,139,947
Express Scripts Holding Co *	28,600	1,964,534
Genomic Health Inc *	29,200	723,284
Gilead Sciences Inc	62,600	5,750,436
GlaxoSmithKline PLC (United Kingdom)	137,500	2,783,445
GlaxoSmithKline PLC ADR (United Kingdom)	41,600	1,686,880
HCA Holdings Inc *	14,591	1,138,828
HealthEquity Inc *	23,100	569,877
Humana Inc	37,200	6,805,740
Incyte Corp *	18,000	1,304,460

	Shares	Value
Inotek Pharmaceuticals Corp *	40,390	$298,886
Insulet Corp *	7,500	248,700
Intra-Cellular Therapies Inc *	70,700	1,965,460
Ionis Pharmaceuticals Inc *	59,700	2,417,850
Jazz Pharmaceuticals PLC *	15,100	1,971,305
Johnson & Johnson	74,300	8,039,260
Mallinckrodt PLC *	31,391	1,923,640
Masimo Corp *	14,300	598,312
McKesson Corp	34,700	5,456,575
Medivation Inc *	72,500	3,333,550
Medtronic PLC	221,958	16,646,850
Merck & Co Inc	142,200	7,523,802
Merck KGaA (Germany)	19,900	1,655,355
Mylan NV *	73,800	3,420,630
Nektar Therapeutics *	135,800	1,867,250
Neurocrine Biosciences Inc *	53,900	2,131,745
Otonomy Inc *	11,200	167,104
Pfizer Inc	178,700	5,296,668
Phibro Animal Health Corp ‘A’	27,400	740,896
Prothena Corp PLC * (Ireland)	5,792	238,399
PTC Therapeutics Inc *	39,000	251,160
Regeneron Pharmaceuticals Inc *	6,775	2,441,981
Roche Holding AG (XVTX) (Switzerland)	16,340	4,012,128
Sage Therapeutics Inc *	7,300	234,038
Seattle Genetics Inc *	19,200	673,728
Seres Therapeutics Inc *	20,600	547,136
Shire PLC ADR (Ireland)	24,400	4,194,360
St Jude Medical Inc	113,100	6,220,500
Stryker Corp	45,200	4,849,508
Syndax Pharmaceuticals Inc *	18,086	240,906
Teladoc Inc *	25,500	244,800
Teva Pharmaceutical Industries Ltd ADR (Israel)	97,400	5,211,874
The Cooper Cos Inc	23,600	3,633,692
Thermo Fisher Scientific Inc	41,100	5,819,349
UCB SA (Belgium)	18,500	1,412,201
Ultragenyx Pharmaceutical Inc *	17,878	1,131,856
UnitedHealth Group Inc	154,701	19,940,959
Universal Health Services Inc ‘B’	30,600	3,816,432
Vertex Pharmaceuticals Inc *	30,700	2,440,343
WellCare Health Plans Inc *	9,500	881,125
Zoetis Inc	48,000	2,127,840

		322,943,574

Information Technology - 0.7%

FEI Co	25,400	2,260,854

Total Common Stocks (Cost $327,276,810)		325,204,428

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $10,951,907; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $11,173,669)	$10,951,898	10,951,898

Total Short-Term Investment (Cost $10,951,898)		10,951,898

TOTAL INVESTMENTS - 99.7% (Cost $338,322,947)		336,250,565

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,041,815

NET ASSETS - 100.0%		$337,292,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Pharmaceuticals	28.6%
Biotechnology	21.7%
Health Care Equipment	19.5%
Managed Health Care	14.0%
Health Care Distributors	3.6%
Others (each less than 3.0%)	9.1%

96.5%
Short-Term Investment	3.2%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	An investment with a value of $94,239 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Restricted securities as of March 31, 2016 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	$-	$-	0.0%

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$94,239	$-	$-	$94,239
	Common Stocks
	Health Care	322,943,574	305,149,763	17,793,811	-
	Information Technology	2,260,854	2,260,854	-	-

	Total Common Stocks	325,204,428	307,410,617	17,793,811	-

	Short-Term Investment	10,951,898	-	10,951,898	-

	Total	$336,250,565	$307,410,617	$28,745,709	$94,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 2.0%

Hilton Worldwide Holdings Inc	656,891	$14,793,185
La Quinta Holdings Inc *	103,540	1,294,250

		16,087,435

Financials - 94.9%

Acadia Realty Trust REIT	24,010	843,471
Apartment Investment & Management Co ‘A’ REIT	278,272	11,637,335
AvalonBay Communities Inc REIT	193,885	36,876,927
Boston Properties Inc REIT	329,305	41,848,079
Brixmor Property Group Inc REIT	163,921	4,199,656
Camden Property Trust REIT	280,473	23,584,975
Chesapeake Lodging Trust REIT	332,392	8,795,092
Corporate Office Properties Trust REIT	140,507	3,686,904
Cousins Properties Inc REIT	727,402	7,550,433
CubeSmart REIT	97,891	3,259,770
DCT Industrial Trust Inc REIT	31,680	1,250,410
DDR Corp REIT	114,274	2,032,934
Douglas Emmett Inc REIT	496,856	14,960,334
Duke Realty Corp REIT	340,634	7,677,890
Equity LifeStyle Properties Inc REIT	57,663	4,193,830
Equity Residential REIT	794,993	59,648,325
Essex Property Trust Inc REIT	51,502	12,044,258
Federal Realty Investment Trust REIT	4,706	734,371
General Growth Properties Inc REIT	961,334	28,580,460
HCP Inc REIT	165,617	5,395,802
Healthcare Realty Trust Inc REIT	163,484	5,050,021
Host Hotels & Resorts Inc REIT	2,653,663	44,316,172
Hudson Pacific Properties Inc REIT	616,765	17,836,844
Kimco Realty Corp REIT	725,316	20,874,594
LaSalle Hotel Properties REIT	657,388	16,638,490
Liberty Property Trust REIT	208,926	6,990,664
Mack-Cali Realty Corp REIT	292,127	6,864,984
Mid-America Apartment Communities Inc REIT	2,070	211,575
National Retail Properties Inc REIT	240,735	11,121,957
Omega Healthcare Investors Inc REIT	16,385	578,391
Paramount Group Inc REIT	220,311	3,513,960
Prologis Inc REIT	386,128	17,059,135
Public Storage REIT	125,930	34,735,272
QTS Realty Trust Inc ‘A’ REIT	63,213	2,995,032
Realty Income Corp REIT	32,483	2,030,512
Regency Centers Corp REIT	380,048	28,446,593
Rexford Industrial Realty Inc REIT	186,701	3,390,490
Senior Housing Properties Trust REIT	310,312	5,551,482
Simon Property Group Inc REIT	541,720	112,509,827
Sovran Self Storage Inc REIT	72,154	8,510,564
Spirit Realty Capital Inc REIT	141,470	1,591,538
STORE Capital Corp REIT	396,435	10,259,738
Sunstone Hotel Investors Inc REIT	114,886	1,608,404
Tanger Factory Outlet Centers Inc REIT	570,386	20,756,347

	Shares	Value
Taubman Centers Inc REIT	52,211	$3,718,990
The Macerich Co REIT	21,922	1,737,099
Ventas Inc REIT	352,386	22,186,223
Vornado Realty Trust REIT	562,452	53,112,342
Welltower Inc REIT	282,924	19,617,950
WP Glimcher Inc REIT	577,590	5,481,329
Xenia Hotels & Resorts Inc REIT	220,490	3,444,054

		771,541,829

Total Common Stocks (Cost $667,294,323)		787,629,264

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $21,133,388; collateralized by Freddie Mac: 2.375% due 01/13/22 and value $21,556,079)	$21,133,371	21,133,371

Total Short-Term Investment (Cost $21,133,371)		21,133,371

TOTAL INVESTMENTS - 99.5% (Cost $688,427,694)		808,762,635

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,789,527

NET ASSETS - 100.0%		$812,552,162

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

Retail	29.9%
Residential	18.2%
Office	17.4%
Hotels, Resorts & Cruise Lines	11.2%
Health Care Facilities	7.2%
Specialized	6.1%
Diversified	4.2%
Others (each less than 3.0%)	2.7%

96.9%
Short-Term Investment	2.6%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$787,629,264	$787,629,264	$-	$-
	Short-Term Investment	21,133,371	-	21,133,371	-

	Total	$808,762,635	$787,629,264	$21,133,371	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.0%

Consumer Discretionary - 2.3%

Garmin Ltd	23,900	$955,044
Harman International Industries Inc	13,200	1,175,328

		2,130,372

Consumer Staples - 0.2%

Arcadia Biosciences Inc *	50,937	141,605

Financials - 1.9%

QTS Realty Trust Inc ‘A’ REIT	35,600	1,686,728

Health Care - 17.0%

Avinger Inc *	21,521	206,171
Cerner Corp *	52,200	2,764,512
Evogene Ltd * (Israel)	26,303	171,233
FibroGen Inc *	19,204	408,853
Ionis Pharmaceuticals Inc *	59,400	2,405,700
PRA Health Sciences Inc *	35,769	1,529,482
Seres Therapeutics Inc *	4,985	132,402
Spark Therapeutics Inc *	1,889	55,744
Tenet Healthcare Corp *	74,500	2,155,285
Teva Pharmaceutical Industries Ltd ADR (Israel)	51,300	2,745,063
Vertex Pharmaceuticals Inc *	37,200	2,957,028

		15,531,473

Industrials - 3.0%

Abengoa SA ‘B’ ADR (Spain)	119,200	170,456
Advanced Drainage Systems Inc	33,470	712,911
Pentair PLC (United Kingdom)	34,800	1,888,248

		2,771,615

Information Technology - 64.8%

21Vianet Group Inc ADR * (China)	14,100	281,577
ACI Worldwide Inc *	149,600	3,110,184
Acxiom Corp *	98,400	2,109,696
Alibaba Group Holding Ltd ADR * (China)	12,700	1,003,681
Alliance Data Systems Corp *	19,139	4,210,580
Alphabet Inc ‘A’ *	2,215	1,689,824
Alphabet Inc ‘C’ *	3,021	2,250,494
Aspen Technology Inc *	89,100	3,219,183
CSRA Inc	24,200	650,980
Cypress Semiconductor Corp	147,000	1,273,020
Dialog Semiconductor PLC * (United Kingdom)	22,300	880,149
Euronet Worldwide Inc *	58,065	4,303,197
EVERTEC Inc	29,000	405,420
Facebook Inc ‘A’ *	25,200	2,875,320
First Data Corp ‘A’ *	26,000	336,440
Globant SA *	37,372	1,153,300
Hewlett Packard Enterprise Co	37,500	664,875
Marvell Technology Group Ltd (Bermuda)	79,300	817,583
Micron Technology Inc *	287,600	3,011,172
Microsemi Corp *	90,800	3,478,548
Microsoft Corp ‡	82,900	4,578,567
Mobileye NV *	16,500	615,285
Nanometrics Inc *	23,300	369,072
NXP Semiconductors NV * (Netherlands)	36,700	2,975,269
Pandora Media Inc *	48,000	429,600
Photronics Inc *	89,100	927,531
QIWI PLC ADR (Russia)	33,400	483,966
Rambus Inc *	107,800	1,482,250
Semtech Corp *	63,400	1,394,166
Silicon Laboratories Inc *	3,700	166,352
Silver Spring Networks Inc *	78,100	1,151,975

	Shares	Value
Twitter Inc *	40,300	$666,965
Universal Display Corp *	28,800	1,558,080
Virtusa Corp *	19,400	726,724
WNS Holdings Ltd ADR * (India)	125,600	3,848,384

		59,099,409

Materials - 0.4%

BioAmber Inc * (Canada)	83,800	351,960
Marrone Bio Innovations Inc *	41,900	37,710

		389,670

Telecommunication Services - 1.5%

Zayo Group Holdings Inc *	55,600	1,347,744

Utilities - 0.9%

Abengoa Yield PLC (Spain)	45,600	810,768

Total Common Stocks (Cost $87,264,711)		83,909,384

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $23,350)		15,136

	Principal Amount

SHORT-TERM INVESTMENT - 8.6%

Repurchase Agreement - 8.6%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $7,840,979; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $8,002,281)	$7,840,972	7,840,972

Total Short-Term Investment (Cost $7,840,972)		7,840,972

TOTAL INVESTMENTS - 100.6% (Cost $95,129,033)		91,765,492

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(531,182)

NET ASSETS - 100.0%		$91,234,310

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Semiconductors	17.0%
Data Processing & Outsourced Services	14.9%
Application Software	10.2%
Internet Software & Services	10.1%
Biotechnology	6.7%
Systems Software	5.0%
IT Consulting & Other Services	3.8%
Health Care Technology	3.0%
Pharmaceuticals	3.0%
Others (each less than 3.0%)	18.3%

	92.0%
Short-Term Investment	8.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(b)	As of March 31, 2016, an investment with a value of $552,300 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(c)	Purchased options outstanding as of March 31, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Xerox Corp	$11.00	04/15/16	CME	473	$23,350	$15,136

Total Purchased Options					$23,350	$15,136

(d)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	646	$59,218
Put Options Closed	(173)	(35,558)

Outstanding, March 31, 2016	473	$23,660

(e)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Xerox Corp	$9.25	04/15/16	CME	345	$17,388	($207)
Put - Xerox Corp	9.75	04/15/16	CME	128	6,272	(102)

Total Written Options					$23,660	($309)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$2,130,372	$2,130,372	$-	$-
	Consumer Staples	141,605	141,605	-	-
	Financials	1,686,728	1,686,728	-	-
	Health Care	15,531,473	15,531,473	-	-
	Industrials	2,771,615	2,771,615	-	-
	Information Technology	59,099,409	58,219,260	880,149	-
	Materials	389,670	389,670	-	-
	Telecommunication Services	1,347,744	1,347,744	-	-
	Utilities	810,768	810,768	-	-

	Total Common Stocks	83,909,384	83,029,235	880,149	-

	Short-Term Investment	7,840,972	-	7,840,972	-
	Derivatives:
	Equity Contracts
	Purchased Options	15,136	15,136	-	-

	Total Assets	91,765,492	83,044,371	8,721,121	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(309)	-	(309)	-

	Total Liabilities	(309)	-	(309)	-

	Total	$91,765,183	$83,044,371	$8,720,812	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 9.4%

France - 0.3%

Groupama SA 6.375% § ± ~	EUR 2,800,000	$2,893,395

Ireland - 0.2%

LCH Clearnet SA 6.576% § ±	1,550,000	1,790,201

Italy - 1.1%

Enel SPA 5.000% due 01/15/75 § ~	3,287,000	3,920,999
Intesa Sanpaolo SPA 7.700% § ± ~	$9,725,000	8,947,000

		12,867,999

Switzerland - 4.9%

Credit Suisse AG 0.156% due 07/22/16 § ~	EUR 9,350,000	10,645,566
Credit Suisse Group Guernsey I Ltd 7.875% due 02/24/41 § ~	$7,891,000	8,014,494
UBS AG 4.750% due 05/22/23 § ~	10,849,000	11,017,984
4.750% due 02/12/26 § ~	EUR 10,370,000	12,381,762
5.125% due 05/15/24 ~	$9,082,000	9,229,582
7.250% due 02/22/22 § ~	3,394,000	3,498,708

		54,788,096

United Kingdom - 0.9%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 5,426,000	7,891,219
6.269% due 07/02/43 ~	1,473,000	2,471,036

		10,362,255

United States - 2.0%

Citigroup Inc 1.498% due 07/30/18 §	$13,800,000	13,752,321
KLA-Tencor Corp 4.650% due 11/01/24	372,000	377,079
Seagate HDD Cayman 4.875% due 06/01/27 ~	6,155,000	4,645,117
Sysco Corp 2.500% due 07/15/21 #	1,020,000	1,032,671
3.300% due 07/15/26 #	1,710,000	1,733,745
4.500% due 04/01/46 #	770,000	787,585

		22,328,518

Total Corporate Bonds & Notes (Cost $109,096,598)		105,030,464

U.S. TREASURY OBLIGATIONS - 1.7%

U.S. Treasury Notes - 1.7%

2.250% due 11/15/24	17,638,100	18,400,472

Total U.S. Treasury Obligations (Cost $18,261,866)		18,400,472

FOREIGN GOVERNMENT BONDS & NOTES - 39.3%

Bulgaria - 2.6%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 25,000,000	29,709,853

	Principal Amount	Value
Croatia - 1.8%

Croatia Government 3.000% due 03/11/25 ~	EUR 6,240,000	$6,724,389
3.875% due 05/30/22 ~	11,160,000	13,048,183

		19,772,572

Cyprus - 6.1%

Cyprus Government 3.875% due 05/06/22 ~	25,530,000	29,730,365
4.750% due 06/25/19 ~	32,550,000	39,186,880

		68,917,245

Germany - 0.2%

Bundesrepublik Deutschland 1.750% due 02/15/24 ~	1,474,000	1,923,160

Iceland - 4.2%

Iceland Government 2.500% due 07/15/20 ~	23,700,000	28,627,149
5.875% due 05/11/22 ~	$16,001,000	18,523,653

		47,150,802

Indonesia - 0.6%

Indonesia Government 2.875% due 07/08/21 ~	EUR 5,595,000	6,571,998

Israel - 0.8%

Israel Government 2.875% due 01/29/24 ~	6,950,000	9,027,284

Italy - 3.2%

Italy Buoni Poliennali Del Tesoro 1.250% due 09/15/32 ^ ~	9,037,016	10,943,607
3.100% due 09/15/26 ^ ~	17,031,707	24,541,797

		35,485,404

Latvia - 2.0%

Latvia Government 5.250% due 06/16/21 ~	$20,160,000	22,969,800

Lithuania - 2.0%

Lithuania Government 2.125% due 10/22/35 ~	EUR 16,892,000	22,061,366

Macedonia - 0.2%

Macedonia Government 3.975% due 07/24/21 ~	1,690,000	1,838,917

New Zealand - 0.4%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 6,378,000	4,667,609

Portugal - 1.6%

Portugal Obrigacoes do Tesouro OT 2.875% due 10/15/25 ~	EUR 2,871,135	3,298,134
2.875% due 07/21/26 ~	11,370,424	12,874,410
4.950% due 10/25/23 ~	1,721,739	2,281,669

		18,454,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Romania - 1.9%

Romanian Government 2.750% due 10/29/25 ~	EUR 6,650,000	$7,798,774
3.875% due 10/29/35 ~	11,140,000	13,205,435

		21,004,209

Slovenia - 6.2%

Slovenia Government 4.125% due 02/18/19 ~	$23,130,000	24,436,267
4.750% due 05/10/18 ~	6,470,000	6,850,695
5.500% due 10/26/22 ~	18,610,000	21,085,744
5.850% due 05/10/23 ~	14,840,000	17,143,539

		69,516,245

Spain - 5.5%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 14,180,000	16,160,332
Spain Government 1.600% due 04/30/25 ~	1,763,000	2,060,612
1.950% due 04/30/26 ~	17,690,000	21,092,299
2.150% due 10/31/25 ~	5,259,000	6,400,651
4.650% due 07/30/25 ~	10,870,000	15,949,070

		61,662,964

Total Foreign Government Bonds & Notes (Cost $429,084,457)		440,733,641

PURCHASED OPTIONS - 0.0% (See Note (d) in Notes to Schedule of Investments) (Cost $990,697)		311,184

SHORT-TERM INVESTMENT - 47.1%

Repurchase Agreement - 47.1%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $527,826,484; collateralized by Federal Home Loan Bank: 5.625% due 03/14/36 and value $103,279,531; Freddie Mac: 1.300% - 2.010% due 07/27/18 - 06/08/21 and value $151,540,351; and U.S. Treasury Bonds: 3.125% due 02/15/43 and value $283,567,290)	$527,826,044	527,826,044

Total Short-Term Investment (Cost $527,826,044)		527,826,044

TOTAL INVESTMENTS - 97.5% (Cost $1,085,259,662)		1,092,301,805

OTHER ASSETS & LIABILITIES, NET - 2.5%		28,208,093

NET ASSETS - 100.0%		$1,120,509,898

Notes to Schedule of Investments

(a)	As of March 31, 2016, the amount of $57,343,973 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Canadian Bankers Acceptance (06/16)	828	($347,178)
Euro-Bund (05/16)	2,552	562,315
Euro-Bund (06/16)	1,019	564,081
U.S. Treasury 10-Year Notes (06/16)	26	25,730

		804,948

Short Futures Outstanding
30-Day Federal Funds (05/16)	4,109	(1,126,357)
Euribor (03/17)	4,083	(231,982)
Euro-BTP (06/16)	483	(1,135,485)
Euro-Buxl (06/16)	66	(323,761)
U.S. Treasury 5-Year Notes (06/16)	61	(61,941)
U.S. Treasury Ultra Long Bonds (06/16)	4	(6,941)
United Kingdom Gilt (06/16)	38	14,863

		(2,871,604)

Total Futures Contracts		($2,066,656)

(c)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	24,278,579	USD	17,500,000	05/16	CSF	$1,085,879
CAD	7,707,673	USD	5,744,244	04/16	CSF	190,647
CAD	17,650,000	USD	13,161,525	04/16	GSC	428,936
CAD	34,079,332	USD	26,217,391	06/16	GSC	24,374
CNY	27,626,620	USD	4,100,000	01/17	GSC	93,108
EUR	15,154,493	JPY	1,920,528,875	05/16	GSC	180,562
EUR	54,000,000	USD	58,631,040	04/16	GSC	2,845,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	15,600,000	USD	17,206,176	05/16	GSC	$560,450
EUR	5,000,000	USD	5,705,140	06/16	CIT	(4,505)
EUR	48,205,000	USD	52,735,001	06/16	CIT	2,224,819
EUR	5,000,000	USD	5,649,090	06/16	MER	54,247
GBP	2,436,000	USD	3,416,032	06/16	CIT	83,318
HUF	7,038,600,500	EUR	22,600,000	06/16	GSC	(285,726)
JPY	1,920,528,875	EUR	15,650,000	05/16	GSC	(744,939)
MXN	443,241,000	USD	25,500,000	06/16	GSC	(9,598)
MXN	449,566,772	USD	25,500,000	06/16	GSC	354,192
NZD	3,806,000	USD	2,626,763	06/16	CIT	(4,894)
NZD	25,244,300	USD	16,730,407	06/16	GSC	659,834
SAR	11,025,800	USD	2,900,000	01/17	CIT	18,968
TRY	53,108,880	USD	18,253,611	04/16	GSC	492,409
USD	17,868,427	AUD	24,278,579	05/16	CSF	(717,452)
USD	5,500,000	CAD	7,707,673	04/16	CSF	(434,891)
USD	12,133,670	CAD	17,650,000	04/16	GSC	(1,456,792)
USD	25,450,000	CAD	34,079,332	06/16	GSC	(791,765)
USD	58,900,000	CNY	405,223,165	01/17	GSC	(2,603,883)
USD	58,943,700	EUR	54,000,000	04/16	GSC	(2,532,653)
USD	17,248,920	EUR	15,600,000	05/16	GSC	(517,706)
USD	402,539,086	EUR	368,250,000	06/16	CIT	(17,312,672)
USD	5,707,660	EUR	5,000,000	06/16	CIT	4,323
USD	17,500,000	GBP	11,985,932	05/16	CIT	283,709
USD	16,774,626	GBP	12,000,000	06/16	CIT	(463,555)
USD	17,204,425	GBP	11,900,000	06/16	CIT	109,896
USD	6,890,877	NZD	10,500,000	06/16	CIT	(342,341)
USD	17,050,000	NZD	25,244,300	06/16	GSC	(340,241)
USD	58,900,000	SAR	226,765,000	01/17	CIT	(1,133,710)
USD	17,600,000	TRY	53,108,880	04/16	GSC	(1,146,020)

Total Forward Foreign Currency Contracts						($21,148,359)

(d)	Purchased options outstanding as of March 31, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Dow Jones Euro STOXX 50 (04/16)	3,200.00	04/15/16	EUX	1,522	$217,358	$27,710

Put - Dow Jones Euro STOXX 50 (04/16)	2,900.00	04/15/16	EUX	1,384	773,339	283,474

Total Purchased Options					$990,697	$311,184

(e)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	-	$-
Call Options Written	15,178	5,169,785
Put Options Written	1,384	272,469
Call Options Expired	(15,178)	(5,169,785)
Put Options Closed	(1,384)	(272,469)

Outstanding, March 31, 2016	-	$-

(f)	Swap agreements outstanding as of March 31, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BorgWarner Inc	1.000%	06/20/20	CSF	0.658%	$9,600,000	($138,094)	($174,675)	$36,581
Carlsberg Breweries AS	1.000%	12/20/20	BNP	0.748%	EUR 2,054,000	(28,395)	(5,372)	(23,023)
Pitney Bowes Inc	1.000%	12/20/20	BNP	1.248%	$465,000	5,089	5,011	78
Republic of Korea	1.000%	12/20/20	BNP	0.567%	172,200,000	(3,485,493)	(2,919,803)	(565,690)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Foreign	1.000%	12/20/20	BNP	2.625%	$47,138,000	$3,352,811	$4,517,422	($1,164,611)
Yum! Brands Inc	1.000%	12/20/20	BNP	2.420%	4,456,000	276,935	337,491	(60,556)
Anglo American Capital PLC	1.000%	12/20/20	CIT	6.369%	EUR 2,700,000	650,180	323,470	326,710
Indonesia Government	1.000%	12/20/20	CIT	1.794%	$7,400,000	259,063	478,063	(219,000)
MetLife Inc	1.000%	12/20/20	CIT	1.205%	810,000	7,260	7,603	(343)
Russian Foreign	1.000%	12/20/20	CIT	2.625%	6,562,000	466,739	652,031	(185,292)
Volvo Treasury AB	1.000%	12/20/20	CIT	1.045%	EUR 1,876,000	3,798	60,751	(56,953)
Zurich Insurance Co Ltd	1.000%	12/20/20	CIT	0.415%	8,200,000	(262,032)	(231,378)	(30,654)
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	3.250%	$645,000	60,902	19,186	41,716
Carlsberg Breweries AS	1.000%	12/20/20	CSF	0.748%	EUR 5,993,000	(84,237)	(46,809)	(37,428)
Nordstrom Inc	1.000%	12/20/20	CSF	1.109%	$9,600,000	44,943	(226,835)	271,778
Telekom Finanzmanagement GmbH	1.000%	12/20/20	CSF	0.653%	EUR 1,450,000	(27,557)	(18,670)	(8,887)
Vodafone Group PLC	1.000%	12/20/20	CSF	0.865%	2,317,000	(17,524)	10,820	(28,344)
Volvo Treasury AB	1.000%	12/20/20	CSF	1.045%	895,000	1,812	20,689	(18,877)
Yum! Brands Inc	1.000%	12/20/20	CSF	2.420%	$808,000	50,216	58,370	(8,154)
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	3.250%	1,492,000	140,878	50,848	90,030
Carlsberg Breweries AS	1.000%	12/20/20	GSC	0.748%	EUR 320,000	(4,424)	(1,841)	(2,583)
MetLife Inc	1.000%	12/20/20	GSC	1.205%	$4,847,000	43,445	73,935	(30,490)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.793%	10,050,000	(98,234)	(161,815)	63,581
Packaging Corp of America	1.000%	12/20/20	GSC	0.781%	3,820,000	(39,474)	(3,768)	(35,706)
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.754%	8,199,000	(95,022)	(85,665)	(9,357)
Telekom Finanzmanagement GmbH	1.000%	12/20/20	GSC	0.653%	EUR 2,819,000	(53,575)	(34,750)	(18,825)
Vodafone Group PLC	1.000%	12/20/20	GSC	0.865%	2,719,000	(20,565)	12,828	(33,393)
Anglo American Capital PLC	5.000%	12/20/20	CIT	6.369%	2,910,000	173,850	423,505	(249,655)
Stora Enso OYJ	5.000%	12/20/20	CIT	1.605%	2,863,000	(513,147)	(421,103)	(92,044)
Anglo American Capital PLC	5.000%	12/20/20	CSF	6.369%	3,638,000	217,342	340,341	(122,999)
Anglo American Capital PLC	5.000%	12/20/20	GSC	6.369%	718,000	42,895	96,221	(53,326)
Atlantia SPA	1.000%	06/20/21	BNP	0.760%	10,923,000	(158,616)	(110,966)	(47,650)
Cardinal Health Inc	1.000%	06/20/21	BNP	0.224%	$7,500,000	(300,134)	(290,489)	(9,645)
Danone SA	1.000%	06/20/21	BNP	0.467%	EUR 8,160,000	(262,111)	(241,483)	(20,628)
Diageo Capital PLC	1.000%	06/20/21	BNP	0.489%	10,913,000	(335,811)	(322,955)	(12,856)
Engie SA	1.000%	06/20/21	BNP	0.730%	8,980,000	(146,250)	(122,828)	(23,422)
Eni SPA	1.000%	06/20/21	BNP	1.142%	5,064,000	40,271	91,703	(51,432)
Fortum OYJ	1.000%	06/20/21	BNP	0.830%	5,400,000	(55,932)	(32,688)	(23,244)
Repsol International Finance BV	1.000%	06/20/21	BNP	2.713%	1,664,000	157,026	155,085	1,941
Solvay SA	1.000%	06/20/21	BNP	1.103%	4,979,000	28,547	34,124	(5,577)
TDC AS	1.000%	06/20/21	BNP	1.167%	2,156,000	20,220	32,170	(11,950)
Gas Natural Capital Markets SA	1.000%	06/20/21	CIT	1.011%	11,900,000	3,809	61,220	(57,411)
Expedia Inc	1.000%	06/20/21	CSF	1.337%	$3,472,000	57,199	57,408	(209)
Arrow Electronics Inc	1.000%	06/20/21	GSC	0.682%	10,332,000	(169,154)	(138,472)	(30,682)
Avnet Inc	1.000%	06/20/21	GSC	0.679%	11,450,000	(189,393)	(154,721)	(34,672)
Boston Scientific Corp	1.000%	06/20/21	GSC	0.530%	12,050,000	(291,567)	(248,334)	(43,233)
Ingersoll-Rand Co	1.000%	06/20/21	GSC	0.383%	7,700,000	(244,425)	(226,350)	(18,075)
LVMH Moet Hennessy Louis Vuitton SE	1.000%	06/20/21	GSC	0.434%	EUR 1,958,000	(66,584)	(63,332)	(3,252)
Quest Diagnostics Inc	1.000%	06/20/21	GSC	0.616%	$10,000,000	(197,448)	(170,144)	(27,304)
Statoil ASA	1.000%	06/20/21	GSC	0.742%	EUR 10,863,000	(169,312)	(149,706)	(19,606)
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	BNP	3.347%	3,774,000	(343,527)	(340,310)	(3,217)
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	CSF	3.347%	109,000	(9,650)	(9,460)	(190)

						($1,702,457)	$965,573	($2,668,030)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	BNP	0.719%	EUR 2,054,000	$31,549	$12,928	$18,621
Italy Government	1.000%	12/20/20	CIT	1.213%	$5,500,000	(51,158)	(104,458)	53,300
Volkswagen International Finance NV	1.000%	12/20/20	CIT	1.660%	EUR 4,158,000	(140,873)	(295,544)	154,671
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	CSF	0.719%	5,993,000	92,049	64,393	27,656
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	GSC	0.719%	320,000	4,915	2,684	2,231
Italy Government	1.000%	12/20/20	GSC	1.213%	$6,109,000	(56,822)	(126,627)	69,805
Volkswagen International Finance NV	1.000%	12/20/20	GSC	1.660%	EUR 1,342,000	(45,467)	(83,288)	37,821
Volkswagen International Finance NV	1.000%	06/20/21	BNP	1.760%	4,450,000	(197,151)	(198,697)	1,546
Italy Government	1.000%	06/20/21	CIT	1.276%	$2,554,000	(33,936)	(37,300)	3,364
Italy Government	1.000%	06/20/21	CSF	1.276%	14,000,000	(186,026)	(190,997)	4,971
Italy Government	1.000%	06/20/21	GSC	1.276%	32,933,000	(437,600)	(385,514)	(52,086)

						($1,020,520)	($1,342,420)	$321,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex Japan IG	1.000%	12/20/20	CIT	$35,200,000	$400,451	$898,683	($498,232)

			Exchange
CDX IG 26 5Y	1.000%	06/20/21	CME	139,100,000	(1,520,658)	(1,350,742)	(169,916)
iTraxx Europe	1.000%	06/20/21	ICE	EUR 23,787,000	(383,720)	(402,612)	18,892
iTraxx Crossover	5.000%	06/20/21	ICE	31,100,000	(3,287,106)	(3,305,715)	18,609

					(5,191,484)	(5,059,069)	(132,415)

					($4,791,033)	($4,160,386)	($630,647)

					($7,514,010)	($4,537,233)	($2,976,777)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.193%	06/01/21	$45,400,000	$66,439	$-	$66,439
3-Month EUR-LIBOR	LCH	0.089%	06/10/21	EUR 57,120,000	(134,485)	-	(134,485)
6-Month EUR-LIBOR	LCH	0.570%	05/26/26	69,340,000	(58,861)	-	(58,861)
3-Month USD-LIBOR	LCH	1.858%	06/20/26	$43,020,000	(813,035)	-	(813,035)

					($939,942)	$-	($939,942)

Total Return Swaps

Receive	Pay Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month EUR-LIBOR	iBoxx-EUR Liquid HY Index	BNP	09/20/16	EUR 5,200,000	($162,385)	$-	($162,385)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	09/20/16	23,600,000	(601,269)	-	(601,269)
3-Month USD-LIBOR	iBoxx-USD Liquid IG Index	GSC	09/20/16	$17,638,100	(918,178)	-	(918,178)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	12/20/16	EUR 17,900,000	(306,611)	-	(306,611)

					($1,988,443)	$-	($1,988,443)

Total Swap Agreements					($10,442,395)	($4,537,233)	($5,905,162)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$105,030,464	$-	$105,030,464	$-
	U.S. Treasury Obligations	18,400,472	-	18,400,472	-
	Foreign Government Bonds & Notes	440,733,641	-	440,733,641	-
	Short-Term Investment	527,826,044	-	527,826,044	-
	Derivatives:
	Credit Contracts
	Swaps	6,634,194	-	6,634,194	-
	Equity Contracts
	Purchased Options	311,184	311,184	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,694,984	-	9,694,984	-
	Interest Rate Contracts
	Futures	1,166,989	1,166,989	-	-
	Swaps	66,439	-	66,439	-

	Total Interest Rate Contracts	1,233,428	1,166,989	66,439	-

	Total Assets - Derivatives	17,873,790	1,478,173	16,395,617	-

	Total Assets	1,109,864,411	1,478,173	1,108,386,238	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(14,148,204)	-	(14,148,204)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(30,843,343)	-	(30,843,343)	-
	Interest Rate Contracts
	Futures	(3,233,645)	(3,233,645)	-	-
	Swaps	(2,994,824)	-	(2,994,824)	-

	Total Interest Rate Contracts	(6,228,469)	(3,233,645)	(2,994,824)	-

	Total Liabilities - Derivatives	(51,220,016)	(3,233,645)	(47,986,371)	-

	Total Liabilities	(51,220,016)	(3,233,645)	(47,986,371)	-

	Total	$1,058,644,395	($1,755,472)	$1,060,399,867	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.3%

Germany - 5.3%

KFW
0.500% due 04/19/16	$33,900,000	$33,901,221
0.750% due 07/05/16 ~	30,621,000	30,638,760

		64,539,981

Multi-National - 15.0%

Asian Development Bank 0.750% due 01/11/17	20,000,000	19,993,800
European Investment Bank
2.500% due 05/16/16	40,000,000	40,089,880
3.125% due 12/15/16 ~	24,720,000	25,127,336
Inter-American Development Bank 0.625% due 09/12/16	35,000,000	35,005,005
International Bank for Reconstruction & Development
0.625% due 09/26/16	30,000,000	30,047,040
0.625% due 10/14/16	34,000,000	34,052,768

		184,315,829

Total Corporate Bonds & Notes (Cost $248,806,761)		248,855,810

U.S. GOVERNMENT AGENCY ISSUE - 3.2%

Federal Home Loan Bank 0.400% due 06/17/16	40,000,000	39,999,960

Total U.S. Government Agency Issue (Cost $39,998,037)		39,999,960

U.S. TREASURY OBLIGATIONS - 5.2%

U.S. Treasury Notes - 5.2%

0.625% due 11/15/16 ‡	64,000,000	64,056,256

Total U.S. Treasury Obligations (Cost $64,005,949)		64,056,256

FOREIGN GOVERNMENT BONDS & NOTES - 18.9%

Canada - 4.9%

Canadian Government 1.500% due 02/01/17	CAD 78,000,000	60,535,807

France - 3.9%

France Government OAT 3.250% due 04/25/16 ~	EUR 42,000,000	47,887,853

Germany - 4.9%

Bundesrepublik Deutschland 4.000% due 07/04/16 ~	51,750,000	59,534,064

	Principal Amount	Value
United Kingdom - 5.2%

United Kingdom Gilt 4.000% due 09/07/16 ~	GBP 43,500,000	$63,445,544

Total Foreign Government Bonds & Notes (Cost $225,281,496)		231,403,268

PURCHASED OPTIONS - 0.8%
(See Note (c) in Notes to Schedule of Investments)
(Cost $13,631,280)		9,807,515

SHORT-TERM INVESTMENTS - 54.8%

U.S. Treasury Bills - 11.0%

0.349% due 06/23/16 ‡	$45,000,000	44,978,895
0.376% due 11/10/16 ‡	45,000,000	44,923,455
0.411% due 08/18/16	45,000,000	44,942,535

		134,844,885

Repurchase Agreement - 43.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $536,794,355; collateralized by Fannie Mae: 1.250% - 1.875% due 09/18/18 - 01/30/19 and value $2,909,713; Federal Home Loan Bank: 1.250% due 03/15/19 and value $136,013; Freddie Mac: 1.250% - 2.010% due 06/29/18 - 06/08/21 and value $194,571,885; U.S. Treasury Bonds: 3.125% due 02/15/43 and value $340,539,158; and U.S. Treasury Notes: 1.250% - 1.625% due 07/31/18 - 03/31/19 and value $9,377,798)	536,793,908	536,793,908

Total Short-Term Investments (Cost $671,585,645)		671,638,793

TOTAL INVESTMENTS - 103.2% (Cost $1,263,309,168)		1,265,761,602

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(39,810,860)

NET ASSETS - 100.0%		$1,225,950,742

Notes to Schedule of Investments

(a)	As of March 31, 2016, investments with a total aggregate value of $33,239,529 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts and open option contracts.

(b)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	40,679,302	USD	31,222,097	05/16	GSC	($112,275)
CAD	9,555,000	USD	7,373,652	04/16	CIB	(16,281)
CAD	202,443,676	USD	151,389,866	05/16	GSC	4,494,041
CAD	126,137,164	USD	94,305,692	05/16	RBC	2,821,342
CHF	10,850,000	USD	11,224,726	04/16	BRC	69,899
CHF	9,415,000	USD	9,826,771	04/16	DUB	(25,951)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	36,590,374	USD	38,295,921	05/16	BRC	($157,979)
CHF	58,274,967	USD	60,293,348	05/16	SSB	446,325
COP	236,286,058,400	USD	76,580,000	04/16	JPM	2,122,713
EUR	106,320,000	USD	118,032,424	04/16	JPM	3,029,042
EUR	17,180,574	USD	19,609,151	05/16	GSC	(29,505)
EUR	39,110,792	USD	42,966,724	05/16	SCB	1,605,445
GBP	122,700,918	USD	173,731,002	05/16	BRC	2,523,414
INR	10,468,944,040	USD	155,373,756	04/16	GSC	2,191,502
JPY	17,840,500,000	USD	157,257,069	04/16	MSC	1,365,944
JPY	27,093,758,811	USD	239,245,882	05/16	ANZ	1,824,988
JPY	13,443,369,229	USD	118,187,622	05/16	GSC	1,426,816
JPY	13,332,124,613	USD	117,770,063	05/16	SCB	854,559
KRW	13,147,000,000	USD	11,333,621	04/16	JPM	136,389
MXN	1,382,240,000	USD	76,748,899	04/16	BRC	3,090,054
MXN	1,336,097,386	USD	76,580,000	04/16	DUB	593,730
NOK	991,640,897	USD	115,982,748	05/16	SEB	3,826,541
NOK	498,928,248	USD	58,500,000	05/16	SSB	1,780,126
NZD	16,400,000	USD	11,159,003	04/16	BRC	163,427
NZD	15,875,000	USD	11,022,013	04/16	DUB	(62,038)
NZD	36,372,592	USD	24,151,583	05/16	ANZ	922,396
NZD	10,575,362	USD	7,322,338	05/16	GSC	(32,058)
NZD	444,674,599	USD	298,682,144	05/16	GSC	7,860,800
SEK	67,420,108	USD	8,332,116	05/16	GSC	(12,412)
SEK	500,721,624	USD	58,936,508	05/16	GSC	2,853,008
SEK	482,536,881	USD	58,190,537	05/16	SSB	1,354,964
USD	155,855,680	AUD	210,755,337	05/16	GSC	(5,321,147)
USD	110,602,550	AUD	149,569,019	05/16	RBC	(3,781,551)
USD	66,156,471	CAD	88,365,000	04/16	CIB	(1,884,778)
USD	24,801,195	CAD	32,079,701	05/16	GSC	99,465
USD	381,030,535	CHF	376,100,000	04/16	CIB	(10,481,772)
USD	399,574,777	CHF	398,585,829	05/16	BRC	(15,869,006)
USD	59,403,060	CHF	59,210,000	05/16	RBC	(2,311,192)
USD	7,458,036	EUR	6,605,000	04/16	BRC	(62,760)
USD	4,913,391	EUR	4,310,000	04/16	DUB	5,802
USD	130,563,910	EUR	118,856,000	05/16	ANZ	(4,888,979)
USD	337,776,416	EUR	305,747,726	05/16	SCB	(10,665,505)
USD	58,500,000	EUR	53,295,677	05/16	SSB	(2,237,813)
USD	63,805,209	GBP	45,160,000	04/16	DUB	(1,060,105)
USD	60,293,348	GBP	41,718,571	05/16	SSB	366,474
USD	4,973,252	INR	332,810,000	04/16	GSC	(35,782)
USD	8,709,439	JPY	970,100,000	04/16	BRC	84,110
USD	118,157,913	JPY	13,380,970,138	05/16	ANZ	(901,319)
USD	13,345,449	JPY	1,497,967,922	05/16	GSC	17,050
USD	156,485,107	KRW	187,031,000,000	04/16	BRC	(6,688,803)
USD	76,580,000	KRW	89,169,752,000	04/16	JPM	(1,215,537)
USD	4,958,303	MXN	86,510,000	04/16	BRC	(38,562)
USD	57,809,842	NOK	495,152,916	05/16	BRC	(2,014,152)
USD	58,816,300	NOK	502,331,021	05/16	GSC	(1,874,947)
USD	86,621,254	NOK	740,603,062	05/16	SEB	(2,857,837)
USD	58,167,434	NOK	498,111,000	05/16	SSB	(2,013,953)
USD	304,207,503	NZD	460,725,000	04/16	GSC	(13,873,382)
USD	183,861,142	NZD	273,196,348	05/16	GSC	(4,470,760)
USD	22,311,862	NZD	32,224,135	05/16	GSC	97,683
USD	85,687,862	SEK	727,999,790	05/16	GSC	(4,147,991)
USD	6,791,738	SEK	54,955,994	05/16	GSC	10,117

Total Forward Foreign Currency Contracts						($51,107,966)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Purchased options outstanding as of March 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 78,400,000	$450,183	$1,204,235
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$243,000,000	2,023,461	790,479
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	39,200,000	345,940	199,528
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 203,900,000	2,099,554	1,674,586

					4,919,138	3,868,828

Put - NZD versus CHF	CHF 0.57	01/03/17	GSC	NZD 392,000,000	6,882,105	3,798,996
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 35,900,000	470,208	150,044
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$86,300,000	653,032	903,043
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	86,300,000	706,797	1,086,604

					8,712,142	5,938,687

Total Purchased Options					$13,631,280	$9,807,515

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$248,855,810	$-	$248,855,810	$-
	U.S. Government Agency Issue	39,999,960	-	39,999,960	-
	U.S. Treasury Obligations	64,056,256	-	64,056,256	-
	Foreign Government Bonds & Notes	231,403,268	-	231,403,268	-
	Short-Term Investments	671,638,793	-	671,638,793	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	48,038,166	-	48,038,166	-
	Purchased Options	9,807,515	-	9,807,515	-

	Total Foreign Currency Contracts	57,845,681	-	57,845,681	-

	Total Assets	1,313,799,768	-	1,313,799,768	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(99,146,132)	-	(99,146,132)	-

	Total Liabilities	(99,146,132)	-	(99,146,132)	-

	Total	$1,214,653,636	$-	$1,214,653,636	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 96.6%

Floating Rate Income Portfolio ‘P’ *	15,555	$164,492
Inflation Managed Portfolio ‘P’ *	5,537	63,109
Emerging Markets Debt Portfolio ‘P’ *	16,889	170,695
Emerging Markets Portfolio ‘P’ *	8,801	121,121
International Small-Cap Portfolio ‘P’ *	10,546	122,532
Real Estate Portfolio ‘P’ *	2,689	65,097
Absolute Return Portfolio ‘P’ *	23,220	216,787
Currency Strategies Portfolio ‘P’ *	40,223	433,971
Equity Long/Short Portfolio ‘P’ *	19,721	236,246
Global Absolute Return Portfolio ‘P’ *	43,758	472,511

Total Affiliated Mutual Funds (Cost $2,041,739)		2,066,561

TOTAL INVESTMENTS - 96.6% (Cost $2,041,739)		2,066,561

OTHER ASSETS & LIABILITIES, NET - 3.4%		71,943

NET ASSETS - 100.0%		$2,138,504

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Diversified Alternatives Portfolio
Assets	Affiliated Mutual Funds	$2,066,561	$2,066,561	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 87.9%

Money Market Funds - 23.0%

BlackRock Liquidity Funds T-Fund Portfolio	153,029,104	$153,029,104
Dreyfus Treasury Cash Management	153,029,103	153,029,103

		306,058,207

	Principal Amount

U.S. Treasury Bills - 49.6%

0.101% due 04/21/16 ‡	$330,632,000	330,611,501
0.140% due 04/28/16	113,500,000	113,486,039
0.147% due 04/28/16	141,700,000	141,682,571
0.157% due 04/28/16	75,432,000	75,422,722

		661,202,833

Repurchase Agreement - 15.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $204,038,975; collateralized by U.S. Treasury Notes: 0.625% due 04/30/18 and value $208,123,388)	204,038,805	204,038,805

Total Short-Term Investments (Cost $1,171,306,759)		1,171,299,845

TOTAL INVESTMENTS - 87.9% (Cost $1,171,306,759)		1,171,299,845

OTHER ASSETS & LIABILITIES, NET - 12.1%		161,191,730

NET ASSETS - 100.0%		$1,332,491,575

Notes to Schedule of Investments

(a)	An equity position within a total return basket swap in note (e) with a value of ($502,828) or less than (0.1%) of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, the amounts of $49,363,524 in cash and an investment with a value of $283,322,433 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (04/16)	127	($62,029)
CAC 40 Index (04/16)	611	(530,912)
DAX Index (06/16)	89	82,149
FTSE 100 Index (06/16)	594	271,619
FTSE MIB Index (06/16)	89	(316,909)
Hang Seng Index (04/16)	66	179,447
IBEX 35 Index (04/16)	72	(221,344)
OMX Index (04/16)	637	(200,926)
S&P 500 E-Mini Index (06/16)	4,235	10,299,063
S&P/TSE 60 Index (06/16)	195	249,745
SGX MSCI Index (04/16)	143	(6,769)
SPI 200 Index (06/16)	205	(393,247)
TOPIX Index (06/16)	530	(95,611)

Total Futures Contracts		$9,254,276

(d)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	23,817,000	USD	16,961,291	06/16	CIT	$1,235,602
CAD	28,873,000	USD	21,355,159	06/16	CIT	877,627
CHF	22,448,000	USD	22,595,034	06/16	CIT	824,868
DKK	32,085,000	USD	4,688,159	06/16	CIT	222,426
EUR	67,168,000	USD	73,215,774	06/16	CIT	3,382,422
GBP	33,656,000	USD	47,055,778	06/16	CIT	1,293,442
HKD	69,121,000	USD	8,890,080	06/16	CIT	23,980
ILS	7,084,000	USD	1,826,035	06/16	CIT	62,980
JPY	880,327,167	USD	7,867,118	06/16	CIT	(29,181)
JPY	6,230,260,833	USD	55,019,895	06/16	CIT	450,835
NOK	12,574,000	USD	1,460,741	06/16	CIT	58,274
NZD	608,000	USD	398,930	06/16	CIT	19,771
SEK	60,563,000	USD	7,093,831	06/16	CIT	385,453
SGD	4,370,000	USD	3,102,794	06/16	CIT	138,059
USD	722,040	AUD	1,016,000	06/16	CIT	(54,214)
USD	1,489,742	HKD	11,577,000	06/16	CIT	(3,264)
USD	7,751,392	JPY	879,267,000	06/16	CIT	(77,105)
USD	43,290	NOK	376,000	06/16	CIT	(2,133)

Total Forward Foreign Currency Contracts						$8,809,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(e)	Swap agreements outstanding as of March 31, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$37,615,281

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	21,761	$1,002,163	$35,837
Marvell Technology Group Ltd	494,228	8,300,380	909,379
Teekay Corp	208,742	1,409,143	398,563

			1,343,779

Ireland

XL Group PLC	15,770	605,410	(25,074)

Switzerland

TE Connectivity Ltd	42,493	2,592,898	38,268

United Kingdom

Noble Corp PLC	79,192	576,557	243,080

United States

3M Co	54,622	12,381,343	971,179
Aaron’s Inc	63,686	1,425,699	172,819
Abbott Laboratories	126,866	8,683,810	(435,150)
Abercrombie & Fitch Co ‘A’	80,639	2,119,431	423,924
Accenture PLC ‘A’	46,784	5,907,814	567,958
Activision Blizzard Inc	78,502	3,536,898	(394,865)
Aetna Inc	32,584	14,619,898	113,718
Aflac Inc	114,296	12,705,341	315,457
AGCO Corp	35,870	1,599,085	183,654
Agilent Technologies Inc	152,897	8,608,943	(142,194)
Akamai Technologies Inc	70,610	5,446,527	244,400
Alaska Air Group Inc	17,822	2,406,498	156,846
Alkermes PLC	136,725	4,757,025	252,170
Alleghany Corp	4,586	2,196,098	79,475
Alliant Energy Corp	26,374	4,128,153	278,773
Allied World Assurance Co Holdings AG	33,958	1,147,176	39,317
Allscripts Healthcare Solutions Inc	119,408	1,501,601	75,779
Alphabet Inc ‘A’	6,404	9,419,355	(18,690)
Altria Group Inc	224,928	17,036,727	951,445
Amazon.com Inc	7,097	6,306,763	(65,654)
Amdocs Ltd	154,389	8,469,781	858,403
Ameren Corp	113,891	5,101,698	604,241
American Airlines Group Inc	30,413	1,270,887	(23,650)
American Eagle Outfitters Inc	98,280	1,825,849	141,523
American Electric Power Co Inc	104,465	5,998,380	938,096
American Financial Group Inc	8,832	605,426	16,082
American International Group Inc	70,405	4,039,166	(233,775)
American Water Works Co Inc	39,785	2,668,905	73,475
Ameriprise Financial Inc	59,584	8,722,564	(660,787)
AmerisourceBergen Corp	49,280	16,061,240	(778,131)
Amgen Inc	12,677	13,716,223	(145,786)
Analog Devices Inc	18,592	1,040,349	60,112
ANSYS Inc	17,583	1,606,383	(33,408)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Anthem Inc	55,135	$9,853,951	($8,002)
AO Smith Corp	107,228	7,993,710	188,859
Apollo Education Group Inc	80,112	2,038,860	49,269
Apple Inc	21,065	5,381,538	214
Applied Materials Inc	60,952	1,100,793	190,170
AptarGroup Inc	10,122	794,008	(342)
Archer-Daniels-Midland Co	174,332	5,977,844	352,151
Armstrong World Industries Inc	26,534	1,635,164	155,556
Arrow Electronics Inc	109,512	5,992,497	1,061,171
Assurant Inc	41,494	5,403,371	(155,188)
Assured Guaranty Ltd	285,078	8,407,729	(2,851)
Automatic Data Processing Inc	31,548	4,591,868	154,585
Avery Dennison Corp	49,709	3,227,070	357,446
Avnet Inc	188,541	8,292,926	92,385
Avon Products Inc	588,634	3,605,633	459,135
Axis Capital Holdings Ltd	69,142	3,781,652	52,963
Baxter International Inc	105,933	4,041,366	310,362
Becton Dickinson & Co	4,257	663,709	(17,411)
Bed Bath & Beyond Inc	37,549	1,941,659	(77,726)
Belden Inc	9,196	429,045	135,406
Bemis Co Inc	151,975	6,765,929	1,103,336
Best Buy Co Inc	178,508	8,028,269	471,261
Big Lots Inc	126,048	4,768,640	940,074
Bio-Rad Laboratories Inc ‘A’	5,232	718,443	(3,124)
Biogen Inc	9,612	11,729,300	(354,202)
Brinker International Inc	46,156	2,085,328	35,540
Broadridge Financial Solutions Inc	95,032	5,119,374	516,974
Brocade Communications Systems Inc	1,070,184	11,258,722	1,883,523
Bruker Corp	196,902	5,070,686	442,570
Brunswick Corp	111,700	4,921,925	437,441
Bunge Ltd	101,981	6,539,079	(727,219)
BWX Technologies Inc	168,210	5,217,150	427,977
CA Inc	148,630	4,235,955	340,363
Cabot Corp	11,640	565,493	(2,931)
Cadence Design Systems Inc	109,065	2,316,589	255,163
California Resources Corp	1,723,561	2,292,478	(497,034)
Capital One Financial Corp	91,274	9,674,383	(462,759)
Cardinal Health Inc	58,963	6,329,953	(354,368)
Carlisle Cos Inc	71,329	6,456,725	640,511
Carnival Corp	69,640	3,526,365	162,364
Carpenter Technology Corp	19,592	672,704	(2,070)
Carter’s Inc	77,879	7,281,355	1,251,516
CDW Corp	58,498	3,442,906	(69,613)
CEB Inc	8,251	711,471	18,330
Centene Corp	11,660	7,024,945	(3,381)
CenturyLink Inc	98,387	2,718,359	426,090
CH Robinson Worldwide Inc	24,253	1,752,104	48,196
Charles River Laboratories International Inc	54,791	4,270,020	(109,192)
Chico’s FAS Inc	149,593	1,622,232	362,867
Chubb Ltd	31,931	4,781,216	113,355
Church & Dwight Co Inc	23,286	2,018,405	128,098
Cintas Corp	49,609	4,490,607	(35,222)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Cisco Systems Inc	267,830	$12,225,015	$468,703
CIT Group Inc	67,203	3,258,428	(636,412)
Citigroup Inc	77,004	3,482,790	(267,873)
Citizens Financial Group Inc	14,870	323,069	(11,543)
Citrix Systems Inc	67,065	5,190,000	79,967
Cleco Corp	36,757	1,673,550	355,804
Coach Inc	15,102	1,475,916	112,510
Cognizant Technology Solutions Corp ‘A’	50,534	2,962,115	206,367
Colgate-Palmolive Co	48,407	3,216,800	203,154
Comcast Corp ‘A’	48,253	3,297,343	177,330
Commerce Bancshares Inc	16,820	681,062	74,997
Commercial Metals Co	138,626	1,981,229	371,254
Community Health Systems Inc	254,024	7,100,885	(1,416,612)
Computer Sciences Corp	129,736	4,102,851	358,770
Consolidated Edison Inc	129,246	8,300,178	1,602,650
Convergys Corp	53,007	1,367,235	104,769
CoreLogic Inc	18,052	648,173	(21,768)
Corning Inc	171,258	6,232,132	479,522
CR Bard Inc	31,070	5,922,563	374,394
Cracker Barrel Old Country Store Inc	5,483	682,714	154,376
Crane Co	46,782	2,138,873	380,805
Crown Holdings Inc	18,304	863,456	44,240
CSX Corp	162,487	5,747,649	6,490
Cummins Inc	64,377	6,333,877	1,543,760
CVR Energy Inc	10,592	350,963	(74,511)
Dana Holding Corp	36,224	474,329	36,067
Danaher Corp	45,813	4,209,757	136,065
Darden Restaurants Inc	90,885	5,512,133	718,900
Dean Foods Co	168,892	2,949,397	(24,188)
Deckers Outdoor Corp	26,238	4,885,595	157,044
Delta Air Lines Inc	108,236	10,592,736	185,865
Deluxe Corp	19,227	1,080,207	121,288
Denbury Resources Inc	366,407	915,107	276,430
DENTSPLY SIRONA Inc	40,827	2,629,445	55,933
Dick’s Sporting Goods Inc	61,065	2,209,942	644,846
Dillard’s Inc ‘A’	31,406	2,140,144	526,539
Discover Financial Services	118,321	7,098,043	(350,230)
Dollar General Corp	37,533	4,026,629	527,714
Domino’s Pizza Inc	15,005	1,641,097	337,462
Domtar Corp	96,225	3,567,061	330,052
DR Horton Inc	126,927	3,425,052	411,952
Dr Pepper Snapple Group Inc	135,628	13,073,041	(489,617)
Dril-Quip Inc	32,300	1,732,837	223,251
DST Systems Inc	29,175	3,388,385	(98,320)
DTE Energy Co	48,434	6,664,632	518,728
Eaton Corp PLC	22,836	1,206,331	222,289
eBay Inc	371,692	12,997,108	(1,557,389)
Edison International	48,013	2,998,046	527,663
Edwards Lifesciences Corp	35,841	7,059,574	258,772
Electronic Arts Inc	36,990	5,922,518	(185,320)
Emerson Electric Co	85,407	5,573,205	801,118
Energizer Holdings Inc	35,196	1,338,415	87,375
Ensco PLC ‘A’	59,432	505,544	110,766
Entergy Corp	41,824	2,811,828	503,979
EP Energy Corp ‘A’	627,598	2,296,049	909,320
Equifax Inc	82,544	9,995,334	89,973
Esterline Technologies Corp	47,099	2,949,270	68,363
Exelon Corp	177,628	5,074,978	1,294,762
Expedia Inc	26,081	7,677,996	(543,789)
Expeditors International of Washington Inc	29,142	1,349,566	72,855
Express Scripts Holding Co	44,610	3,706,315	(318,763)
F5 Networks Inc	48,858	4,767,305	404,314
Facebook Inc ‘A’	11,507	1,266,846	46,103
FactSet Research Systems Inc	15,440	2,496,992	(157,369)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Fairchild Semiconductor International Inc	129,550	$2,597,478	($6,478)
FedEx Corp	32,351	4,931,526	332,629
Fifth Third Bancorp	149,838	3,545,230	(538,668)
First Solar Inc	27,967	9,649,303	111,588
FirstEnergy Corp	87,832	2,937,444	221,873
Fiserv Inc	27,042	3,625,813	261,496
Flextronics International Ltd	454,382	5,008,686	474,829
Flowers Foods Inc	50,403	1,064,459	(134,020)
FMC Technologies Inc	105,040	2,702,632	171,262
Foot Locker Inc	54,251	6,647,695	26,583
Ford Motor Co	71,858	3,131,883	(34,492)
Fortinet Inc	46,966	1,344,623	93,946
Franklin Resources Inc	72,810	2,581,115	262,116
FTI Consulting Inc	30,175	1,039,537	31,977
GameStop Corp ‘A’	9,816	285,254	26,208
Gannett Co Inc	27,406	420,621	(5,694)
General Dynamics Corp	67,642	14,898,622	(459,289)
General Mills Inc	53,975	2,985,098	434,219
General Motors Co	301,359	19,770,190	(807,642)
Genpact Ltd	99,101	2,532,971	161,585
Gilead Sciences Inc	19,695	13,255,620	(206,798)
GNC Holdings Inc ‘A’	79,756	2,335,822	196,431
GoPro Inc ‘A’	120,606	1,393,846	48,602
Graham Holdings Co ‘B’	5,295	2,626,267	(84,667)
Graphic Packaging Holding Co	171,857	2,200,929	7,434
Groupon Inc ‘A’	986,905	4,470,025	1,228,245
Guess? Inc	13,084	272,738	(27,152)
H&R Block Inc	20,204	804,480	(146,681)
Hasbro Inc	32,926	2,577,968	59,405
HCA Holdings Inc	46,790	7,276,647	622,775
HD Supply Holdings Inc	141,653	3,508,281	1,176,183
Herman Miller Inc	135,321	3,835,524	344,542
Hewlett Packard Enterprise Co	31,260	429,329	124,910
HollyFrontier Corp	140,698	9,914,160	(565,726)
Hologic Inc	55,851	1,955,412	(28,553)
Hormel Foods Corp	58,730	3,028,251	205,261
HP Inc	650,003	7,525,786	482,251
HSN Inc	27,279	1,259,065	167,900
Hubbell Inc	28,370	2,648,623	356,611
Huntington Ingalls Industries Inc	87,532	11,111,423	875,209
Huntsman Corp	287,093	2,970,708	1,162,582
IAC/InterActiveCorp	92,010	5,660,455	(1,328,624)
Illinois Tool Works Inc	24,907	2,305,143	246,330
IMS Health Holdings Inc	14,954	354,007	43,022
Ingram Micro Inc ‘A’	92,060	6,941,579	468,589
Ingredion Inc	41,760	4,098,157	361,394
Integrated Device Technology Inc	198,635	8,092,732	(1,299,073)
Intel Corp	69,746	2,434,833	(178,550)
International Business Machines Corp	39,791	10,768,516	584,928
International Game Technology PLC	45,023	904,760	145,424
International Paper Co	124,608	9,743,114	413,699
Intuit Inc	33,984	5,468,682	208,662
Invesco Ltd	105,845	3,349,588	(44,455)
ITT Corp	49,388	1,706,250	115,673
j2 Global Inc	23,105	1,374,005	48,801
Jabil Circuit Inc	108,814	2,457,326	(360,480)
Jack Henry & Associates Inc	10,608	860,369	36,749
Jack in the Box Inc	31,309	2,296,656	(296,950)
Jacobs Engineering Group Inc	55,248	2,925,187	107,734
Jazz Pharmaceuticals PLC	5,984	752,152	29,059
JetBlue Airways Corp	113,035	3,276,435	(11,593)
John Wiley & Sons Inc ‘A’	45,728	1,996,608	239,034
Johnson & Johnson	65,628	8,335,247	299,264
Joy Global Inc	142,739	1,832,002	461,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co	28,492	$5,582,499	($201,154)
Juniper Networks Inc	104,348	2,974,687	(312,769)
KB Home	27,708	330,001	67,003
Kellogg Co	9,532	692,749	36,926
Kennametal Inc	133,677	2,671,646	334,749
KeyCorp	27,519	310,946	(7,136)
Kimberly-Clark Corp	77,270	11,018,047	669,931
Kinder Morgan Inc	61,101	3,192,057	155,539
Kohl’s Corp	45,187	2,008,562	97,604
L Brands Inc	8,728	4,764,678	(76,545)
L-3 Communications Holdings Inc	45,910	5,401,312	39,024
Lam Research Corp	43,994	3,333,961	299,944
Lancaster Colony Corp	18,377	1,916,688	115,257
Landstar System Inc	16,024	934,805	100,506
Lear Corp	47,973	6,995,099	(522,906)
Legg Mason Inc	59,536	2,476,335	(261,363)
Leggett & Platt Inc	28,187	1,285,589	144,317
Lennox International Inc	23,391	2,945,117	217,112
Lexmark International Inc ‘A’	39,691	2,817,708	74,222
Liberty Interactive Corp QVC Group ‘A’	108,576	2,844,577	(103,033)
LifePoint Health Inc	20,949	1,459,517	(8,799)
Lincoln Electric Holdings Inc	41,502	2,091,701	339,071
Lincoln National Corp	141,758	10,007,456	(1,565,008)
LinkedIn Corp ‘A’	20,615	2,321,620	35,706
LivaNova PLC	6,043	332,707	(6,506)
Lowe’s Cos Inc	72,702	7,950,635	61,797
LyondellBasell Industries NV ‘A’	49,904	8,090,192	(105,297)
Macy’s Inc	118,166	4,671,852	1,133,212
Mallinckrodt PLC	33,779	2,441,273	(371,296)
Manhattan Associates Inc	24,753	1,571,396	(163,693)
ManpowerGroup Inc	117,837	12,549,037	(321,695)
Marathon Oil Corp	112,618	1,152,440	232,438
Marathon Petroleum Corp	118,537	15,608,826	(846,681)
Marriott International Inc ‘A’	9,169	628,640	24,010
Masco Corp	210,162	13,516,830	647,299
Maxim Integrated Products Inc	99,840	3,752,986	(80,870)
McDonald’s Corp	32,021	8,070,605	261,932
McGraw Hill Financial Inc	15,773	1,957,396	57,729
McKesson Corp	31,491	9,212,360	(1,031,960)
Mead Johnson Nutrition Co	40,934	3,216,686	383,680
Medivation Inc	71,102	6,866,759	280,130
Medtronic PLC	3,910	304,589	(11,339)
Mentor Graphics Corp	243,059	4,470,950	470,440
Merck & Co Inc	66,697	9,521,613	16,674
MetLife Inc	98,689	12,291,597	(348,372)
Michael Kors Holdings Ltd	74,571	3,115,916	1,307,230
Micron Technology Inc	421,764	7,113,199	(1,134,946)
Microsoft Corp	86,725	7,438,624	(40,761)
Molina Healthcare Inc	76,438	4,537,302	392,185
Mondelez International Inc ‘A’	146,533	6,500,204	(621,300)
Morgan Stanley	156,714	5,211,302	(1,154,982)
Morningstar Inc	5,410	420,098	57,443
MSC Industrial Direct Co Inc ‘A’	9,380	701,049	14,739
MSCI Inc	107,296	7,707,727	360,068
MSG Networks Inc ‘A’	101,627	2,015,138	(258,007)
Murphy USA Inc	50,700	3,668,651	(51,207)
Nasdaq Inc	78,389	4,400,498	802,963
Navient Corp	39,380	3,519,709	(20,084)
NCR Corp	52,758	2,106,010	228,442
NetApp Inc	144,181	4,448,845	(145,623)
NeuStar Inc ‘A’	37,388	924,489	(4,744)
News Corp ‘A’	49,616	565,442	68,154
NIKE Inc ‘B’	94,119	15,455,161	(342,593)
NiSource Inc	71,379	1,526,166	305,502
Northrop Grumman Corp	33,154	16,666,000	317,947
Nu Skin Enterprises Inc ‘A’	130,298	4,537,451	446,448

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nuance Communications Inc	123,345	$2,348,447	($43,129)
NVIDIA Corp	71,703	2,342,570	212,241
O’Reilly Automotive Inc	2,561	612,582	88,261
Oceaneering International Inc	72,669	2,577,436	(161,881)
Oil States International Inc	98,597	5,081,979	352,634
Old Republic International Corp	40,959	738,049	10,682
Omnicom Group Inc	28,024	2,064,528	267,909
ON Semiconductor Corp	491,424	4,486,608	233,867
OneMain Holdings Inc	44,533	1,465,435	(50,917)
Oracle Corp	162,091	8,876,901	645,122
Orbital ATK Inc	19,400	1,701,753	(15,117)
Owens & Minor Inc	14,131	561,446	9,729
Owens Corning	226,780	11,665,010	90,712
Packaging Corp of America	23,912	1,214,665	229,620
Parker-Hannifin Corp	41,516	4,086,697	659,689
Paychex Inc	16,265	867,738	10,735
PBF Energy Inc ‘A’	38,544	1,364,563	(84,902)
PepsiCo Inc	160,040	28,540,868	364,891
PG&E Corp	196,143	10,563,970	1,151,359
Philip Morris International Inc	31,341	2,791,856	283,009
Phillips 66	6,220	1,014,198	43,432
Pilgrim’s Pride Corp	14,559	308,092	61,706
Pinnacle Foods Inc	39,049	1,619,753	124,957
Pinnacle West Capital Corp	75,333	4,790,425	864,823
Pitney Bowes Inc	120,503	6,935,950	207,265
Plantronics Inc	42,549	1,661,827	5,668
Polycom Inc	259,712	3,207,467	(311,678)
Popular Inc	9,954	267,161	17,623
Prudential Financial Inc	16,274	1,188,580	(13,271)
PTC Inc	53,636	1,820,406	(41,836)
Public Service Enterprise Group Inc	439,292	16,741,418	3,966,807
PVH Corp	44,541	3,248,729	1,163,503
QEP Resources Inc	112,189	1,599,215	271,497
QUALCOMM Inc	55,338	2,541,016	288,969
Quanta Services Inc	195,687	3,563,840	850,859
Quest Diagnostics Inc	50,820	4,022,854	142,098
Quintiles Transnational Holdings Inc	97,698	7,129,545	(447,560)
Rackspace Hosting Inc	383,070	8,390,715	(120,234)
Ralph Lauren Corp ‘A’	40,047	5,275,347	(660,375)
Raytheon Co	45,515	9,925,579	(220,293)
Red Hat Inc	15,895	1,185,007	(670)
Regal Beloit Corp	4,981	579,609	28,491
Regions Financial Corp	316,991	3,084,322	(595,943)
Reinsurance Group of America Inc	53,271	4,622,260	517,794
Reliance Steel & Aluminum Co	45,911	2,747,533	429,049
Republic Services Inc	60,397	2,757,818	120,099
ResMed Inc	7,489	423,118	9,896
Robert Half International Inc	178,352	7,850,602	457,035
Rockwell Automation Inc	51,191	5,801,560	702,852
Ross Stores Inc	54,215	5,229,860	219,029
Rowan Cos PLC ‘A’	148,532	2,200,853	190,513
RR Donnelley & Sons Co	69,400	907,483	230,677
Sally Beauty Holdings Inc	38,872	1,145,330	113,345
Santander Consumer USA Holdings Inc	91,433	1,805,770	(452,593)
SCANA Corp	42,790	2,891,299	110,420
Sealed Air Corp	30,840	1,480,498	130
SEI Investments Co	28,445	1,770,600	(267,952)
Service Corp International	18,541	478,729	(21,137)
Skechers U.S.A. Inc ‘A’	111,895	3,323,738	83,465
Skyworks Solutions Inc	12,962	2,358,271	8,457
Snap-on Inc	26,408	4,504,653	(355,452)
Sonoco Products Co	65,978	2,841,694	362,857
Southwest Airlines Co	12,680	2,109,738	70,038
Spirit AeroSystems Holdings Inc ‘A’	207,238	12,784,624	(638,293)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SPX Corp	97,101	$880,460	$577,998
SPX FLOW Inc	59,031	1,158,552	321,945
St Jude Medical Inc	24,689	1,508,874	(150,979)
Stanley Black & Decker Inc	43,518	4,679,926	(101,397)
Staples Inc	233,544	2,156,194	419,796
Starbucks Corp	18,465	1,084,835	17,526
Steel Dynamics Inc	133,191	2,644,136	732,550
Stryker Corp	11,635	4,761,678	169,638
SunEdison Inc	580,340	978,469	(664,970)
SunTrust Banks Inc	99,630	4,450,607	(713,351)
Superior Energy Services Inc	59,491	1,043,050	17,847
SUPERVALU Inc	1,072,315	7,070,598	(429,900)
Symantec Corp	147,126	2,766,883	(62,708)
Synaptics Inc	31,078	2,347,731	130,429
Synchrony Financial	134,595	3,867,238	(9,745)
SYNNEX Corp	30,678	2,839,443	1,033
Synopsys Inc	69,575	3,146,264	223,949
Sysco Corp	66,486	2,820,976	285,915
T Rowe Price Group Inc	30,454	2,162,539	74,612
Tableau Software Inc ‘A’	56,675	2,417,740	181,942
Talen Energy Corp	60,596	435,607	190,203
Target Corp	74,347	12,362,282	739,753
TCF Financial Corp	41,660	517,076	(6,325)
Tech Data Corp	72,135	4,805,551	732,253
TEGNA Inc	47,680	3,048,396	(121,107)
Telephone & Data Systems Inc	82,299	2,095,224	381,153
Teradata Corp	85,176	2,259,187	(24,169)
Teradyne Inc	227,878	4,698,844	221,042
Tesoro Corp	58,480	8,307,248	(809,384)
Texas Instruments Inc	40,406	2,284,151	35,962
Textron Inc	76,139	2,778,087	(2,059)
The Allstate Corp	154,402	11,350,280	772,010
The Boston Beer Co Inc ‘A’	2,382	428,267	12,569
The Cheesecake Factory Inc	38,075	1,796,740	224,662
The Chemours Co	33,613	400,813	79,045
The Clorox Co	44,494	5,843,842	(234,928)
The Coca-Cola Co	140,094	6,044,525	454,436
The Dow Chemical Co	38,357	3,752,570	23,398
The Dun & Bradstreet Corp	41,883	4,359,043	(41,744)
The Estee Lauder Cos Inc ‘A’	69,925	7,278,822	356,618
The Gap Inc	20,390	3,765,787	85,638
The Goodyear Tire & Rubber Co	64,078	11,967,248	30,757
The Hartford Financial Services Group Inc	80,956	3,506,204	224,248
The Home Depot Inc	24,847	3,587,963	95,940
The Interpublic Group of Cos Inc	269,748	6,158,077	124,084
The Kroger Co	38,930	6,644,512	(143,652)
The Mosaic Co	45,847	2,393,374	(84,358)
The New York Times Co ‘A’	19,318	241,602	(900)
The PNC Financial Services Group Inc	37,721	5,771,705	(419,080)
The Priceline Group Inc	3,423	4,330,863	81,247
The Procter & Gamble Co	135,187	10,854,164	273,078
The Progressive Corp	86,084	2,709,924	315,067
The Sherwin-Williams Co	4,714	1,337,842	4,092
The Timken Co	44,373	1,247,874	238,177
The TJX Cos Inc	25,455	7,560,610	196,004
The Travelers Cos Inc	58,738	12,331,252	202,059
The Western Union Co	132,607	4,450,933	153,824
Thor Industries Inc	53,022	2,880,817	500,396
Time Warner Inc	23,469	1,523,276	179,400
Torchmark Corp	14,935	1,625,811	(42,266)
Total System Services Inc	94,021	4,595,155	(121,635)
Transocean Ltd	37,717	355,701	(10,967)
Trinity Industries Inc	73,724	2,151,686	(405,482)
TripAdvisor Inc	7,801	484,407	34,359
Triumph Group Inc	24,851	1,442,723	(61,630)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tupperware Brands Corp	6,418	$356,777	$15,339
Tyson Foods Inc ‘A’	101,524	5,702,925	1,064,665
Union Pacific Corp	17,179	1,328,452	38,137
United Natural Foods Inc	10,213	416,395	(4,812)
United Parcel Service Inc ‘B’	18,431	1,934,653	9,265
United Therapeutics Corp	55,637	11,861,526	(2,598,090)
UnitedHealth Group Inc	24,970	11,380,741	241,710
Universal Health Services Inc ‘B’	25,134	4,499,998	216,152
Unum Group	163,273	5,399,438	(351,037)
Urban Outfitters Inc	68,407	1,662,747	600,840
US Bancorp	35,512	4,179,804	(115,059)
Valero Energy Corp	96,424	13,535,446	(573,323)
Validus Holdings Ltd	54,284	2,502,421	59,241
Valmont Industries Inc	4,067	470,995	32,662
Varian Medical Systems Inc	30,336	2,379,859	47,628
VCA Inc	19,564	1,051,174	77,473
Vectren Corp	32,230	1,493,443	255,891
VeriSign Inc	29,649	4,849,584	20,458
Verizon Communications Inc	38,206	1,817,606	248,574
VF Corp	46,850	3,350,979	107,755
Viacom Inc ‘B’	155,940	6,239,091	234,848
Vishay Intertechnology Inc	148,081	1,757,913	50,156
VMware Inc ‘A’	38,909	2,219,912	(184,583)
Voya Financial Inc	49,995	5,538,254	(346,965)
Waddell & Reed Financial Inc ‘A’	72,648	1,786,138	(76,004)
Wal-Mart Stores Inc	87,305	11,013,276	830,271
Waste Management Inc	77,008	4,102,986	440,486
Waters Corp	19,813	2,596,388	17,343
Watsco Inc	9,012	1,174,884	39,393
WellCare Health Plans Inc	34,992	3,227,340	18,168
Wells Fargo & Co	36,309	2,501,088	(20,579)
Werner Enterprises Inc	72,192	1,762,677	198,058
WESCO International Inc	32,810	1,325,699	468,023
Western Digital Corp	97,530	8,268,718	(1,185,965)
Western Refining Inc	69,180	5,799,295	(610,859)
Westlake Chemical Corp	48,022	2,424,135	(200,716)
Whirlpool Corp	9,938	1,984,464	331,035
Whiting Petroleum Corp	72,689	1,095,784	93,386
World Fuel Services Corp	91,004	3,482,088	938,887
Worthington Industries Inc	12,980	461,233	1,375
WR Berkley Corp	8,460	454,217	21,235
Wyndham Worldwide Corp	32,552	2,352,533	135,416
Xcel Energy Inc	58,667	2,183,090	317,975
Xerox Corp	521,943	6,843,512	506,285
Xilinx Inc	79,488	6,455,903	26,231
Xylem Inc	27,847	1,097,195	41,747
Yelp Inc ‘A’	132,529	4,102,171	(589,369)
Yum! Brands Inc	51,076	3,669,746	510,824
Zynga Inc ‘A’	836,658	2,175,301	(267,721)

			52,567,584

Total Long Positions			54,167,637

Short Positions:

Bermuda

Arch Capital Group Ltd	(18,987)	(1,327,761)	(22,215)
Golar LNG Ltd	(79,788)	(1,789,712)	(307,982)

			(330,197)

Singapore

Broadcom Ltd	(21,795)	(3,150,711)	(216,616)

United Kingdom

Delphi Automotive PLC	(86,921)	(6,167,664)	(353,149)
Liberty Global PLC ‘A’	(89,004)	(3,886,668)	(241,903)
Pentair PLC	(112,112)	(5,378,049)	(705,148)

			(1,300,200)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United States

3D Systems Corp	(67,894)	($1,448,454)	($453,998)
AbbVie Inc	(10,306)	(582,483)	(6,196)
Acadia Healthcare Co Inc	(152,710)	(9,155,535)	739,687
ACI Worldwide Inc	(16,594)	(323,039)	(21,950)
Acuity Brands Inc	(8,707)	(2,020,184)	120,839
Acxiom Corp	(43,961)	(961,427)	18,903
Adobe Systems Inc	(7,929)	(777,904)	3,172
Advance Auto Parts Inc	(19,963)	(4,617,816)	(145,131)
Advanced Micro Devices Inc	(446,688)	(915,763)	(357,298)
AECOM	(208,170)	(7,009,759)	(335,534)
Agios Pharmaceuticals Inc	(75,517)	(3,115,111)	49,121
Air Lease Corp	(134,741)	(3,865,557)	(462,324)
Air Products & Chemicals Inc	(22,701)	(2,959,302)	(310,777)
Akorn Inc	(323,319)	(13,049,021)	3,436,703
Albemarle Corp	(112,660)	(7,155,020)	(1,292,833)
Alcoa Inc	(280,022)	(3,486,468)	(731,931)
Alexion Pharmaceuticals Inc	(59,309)	(15,600,786)	2,762,020
Align Technology Inc	(71,808)	(6,969,122)	(568,719)
Allegheny Technologies Inc	(93,575)	(1,553,267)	(669,789)
Allegion PLC	(41,805)	(2,571,452)	(91,945)
Alliance Data Systems Corp	(20,342)	(17,048,449)	997,979
Allison Transmission Holdings Inc	(12,546)	(316,622)	(21,869)
Ally Financial Inc	(229,303)	(3,976,601)	(315,951)
Alnylam Pharmaceuticals Inc	(82,360)	(7,463,732)	927,292
AMC Networks Inc ‘A’	(9,108)	(707,498)	116,025
AMERCO	(3,087)	(1,075,990)	(27,026)
AMETEK Inc	(115,912)	(6,207,088)	413,806
Amphenol Corp ‘A’	(111,716)	(7,474,530)	(568,634)
Amsurg Corp	(9,760)	(699,370)	(28,726)
AmTrust Financial Services Inc	(29,693)	(771,972)	3,517
Anadarko Petroleum Corp	(70,441)	(3,291,708)	11,271
Aon PLC	(71,557)	(7,104,842)	(800,007)
Apache Corp	(112,707)	(5,617,302)	(660,463)
Aqua America Inc	(90,751)	(2,773,226)	(114,471)
Arista Networks Inc	(46,700)	(6,149,001)	379,416
ARRIS International PLC	(210,307)	(11,791,475)	1,459,531
Arthur J Gallagher & Co	(40,178)	(1,657,744)	(129,373)
Artisan Partners Asset Management Inc ‘A’	(28,198)	(887,685)	18,058
Ascena Retail Group Inc	(290,371)	(2,241,426)	(970,078)
Ashland Inc	(11,761)	(1,151,426)	(141,813)
AT&T Inc	(109,585)	(6,221,977)	(563,267)
athenahealth Inc	(11,363)	(1,717,290)	140,333
Atmos Energy Corp	(10,007)	(636,288)	(106,832)
Autodesk Inc	(62,684)	(3,565,386)	(89,718)
AutoNation Inc	(69,057)	(3,399,141)	175,560
Avis Budget Group Inc	(205,094)	(12,219,389)	1,033,013
Axalta Coating Systems Ltd	(27,160)	(654,136)	(138,936)
B/E Aerospace Inc	(49,480)	(3,395,892)	(213,259)
Ball Corp	(131,596)	(9,203,653)	(177,826)
Bank of America Corp	(86,463)	(1,849,405)	326,830
Bank of Hawaii Corp	(17,635)	(1,130,115)	(74,003)
Bank of the Ozarks Inc	(59,939)	(2,435,256)	(80,384)
BankUnited Inc	(59,671)	(2,171,941)	116,872
BB&T Corp	(51,355)	(1,727,905)	19,324
Bio-Techne Corp	(59,548)	(5,274,878)	(353,599)
BioMarin Pharmaceutical Inc	(78,192)	(6,320,581)	(128,695)
Black Hills Corp	(72,607)	(3,848,721)	(517,138)
Black Knight Financial Services Inc ‘A’	(68,235)	(2,114,132)	(3,200)
BlackRock Inc	(5,974)	(1,816,690)	(217,875)
BorgWarner Inc	(255,236)	(10,340,225)	539,163
Boston Scientific Corp	(252,703)	(4,607,036)	(146,308)
Bristol-Myers Squibb Co	(84,489)	(5,327,296)	(69,861)
Brookdale Senior Living Inc	(443,261)	(8,076,215)	1,037,231
Brown & Brown Inc	(35,584)	(1,105,394)	(168,513)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Brown-Forman Corp ‘B’	(67,127)	($6,812,719)	$202,724
Buffalo Wild Wings Inc	(6,028)	(941,125)	48,258
Cabela’s Inc	(136,371)	(6,593,425)	(361,559)
Cable One Inc	(2,261)	(945,081)	(43,270)
Cabot Oil & Gas Corp	(125,152)	(4,119,019)	(921,119)
CalAtlantic Group Inc	(128,378)	(4,138,110)	(152,283)
Calpine Corp	(89,990)	(1,571,950)	(79,798)
Campbell Soup Co	(36,196)	(2,019,958)	(385,487)
CarMax Inc	(171,506)	(10,099,948)	1,037,611
Catalent Inc	(89,419)	(2,241,374)	(143,431)
Caterpillar Inc	(36,610)	(2,325,162)	(476,967)
CBOE Holdings Inc	(45,876)	(2,967,477)	(29,602)
CDK Global Inc	(121,474)	(5,836,826)	182,211
Celgene Corp	(35,090)	(3,659,174)	147,016
CenterPoint Energy Inc	(80,251)	(4,064,008)	(251,880)
Cerner Corp	(32,566)	(1,965,155)	240,460
CF Industries Holdings Inc	(87,977)	(3,033,772)	59,477
Cheniere Energy Inc	(145,017)	(6,054,198)	416,206
Chevron Corp	(39,742)	(5,106,003)	(193,146)
Chicago Bridge & Iron Co NV	(126,095)	(4,510,890)	(102,926)
Chipotle Mexican Grill Inc	(9,849)	(5,564,437)	826,528
Ciena Corp	(246,377)	(4,781,711)	95,621
Cimarex Energy Co	(56,462)	(5,437,841)	(86,387)
Cincinnati Financial Corp	(19,296)	(1,212,991)	(48,195)
Clean Harbors Inc	(18,553)	(2,705,162)	(150,674)
CME Group Inc ‘A’	(39,799)	(3,797,280)	(42,983)
CMS Energy Corp	(142,937)	(5,205,537)	(860,709)
CNO Financial Group Inc	(120,145)	(1,973,402)	(179,597)
Cobalt International Energy Inc	(89,524)	(269,068)	3,181
Cognex Corp	(67,661)	(2,386,663)	(248,733)
Colfax Corp	(64,843)	(4,083,833)	(436,846)
Columbia Pipeline Group Inc	(67,099)	(4,342,507)	(364,348)
Comerica Inc	(42,714)	(1,807,229)	189,650
CommScope Holding Co Inc	(321,888)	(7,773,549)	(1,213,564)
CommVault Systems Inc	(11,121)	(390,028)	(90,066)
Compass Minerals International Inc	(48,183)	(3,379,918)	(34,330)
ConAgra Foods Inc	(39,851)	(1,948,371)	(159,005)
Concho Resources Inc	(43,597)	(5,052,081)	(242,835)
ConocoPhillips	(30,711)	(4,069,011)	215,284
Constellation Brands Inc ‘A’	(11,283)	(10,126,217)	(126,370)
Copart Inc	(37,203)	(1,487,068)	(80,898)
Core Laboratories NV	(48,295)	(9,004,013)	(213,344)
CoStar Group Inc	(22,107)	(4,532,146)	372,272
Costco Wholesale Corp	(35,475)	(5,575,060)	(15,090)
Covanta Holding Corp	(353,687)	(5,312,579)	(650,583)
CST Brands Inc	(59,727)	(2,309,643)	22,696
Cullen/Frost Bankers Inc	(37,665)	(2,268,622)	192,904
CVS Health Corp	(14,322)	(1,447,614)	(38,007)
Cypress Semiconductor Corp	(676,826)	(6,262,038)	400,725
DaVita HealthCare Partners Inc	(68,465)	(7,408,936)	(360,126)
Deere & Co	(47,866)	(3,639,834)	(45,369)
Devon Energy Corp	(15,643)	(445,685)	16,441
DeVry Education Group Inc	(38,465)	(1,408,845)	292,898
DexCom Inc	(41,418)	(3,276,056)	463,360
Diebold Inc	(103,288)	(2,911,819)	(74,237)
Discovery Communications Inc ‘A’	(94,890)	(6,727,985)	(204,014)
DISH Network Corp ‘A’	(44,628)	(3,176,479)	530,181
Dolby Laboratories Inc ‘A’	(13,494)	(840,186)	(146,787)
Dollar Tree Inc	(131,611)	(21,164,415)	(773,873)
Dominion Resources Inc	(303,971)	(26,354,513)	(2,304,100)
Donaldson Co Inc	(45,034)	(1,259,021)	(178,014)
Dover Corp	(31,958)	(2,407,474)	(221,341)
DreamWorks Animation SKG Inc ‘A’	(33,397)	(796,203)	(37,052)
DSW Inc ‘A’	(12,230)	(297,250)	(40,787)
Duke Energy Corp	(11,554)	(818,435)	(113,742)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Dunkin’ Brands Group Inc	(60,860)	($2,591,152)	($279,614)
E*TRADE Financial Corp	(142,975)	(6,990,899)	780,643
Eagle Materials Inc	(39,482)	(4,167,081)	(523,622)
East West Bancorp Inc	(22,639)	(957,403)	222,089
Eastman Chemical Co	(31,326)	(2,956,817)	(204,253)
Ecolab Inc	(55,071)	(8,250,753)	208,168
Eli Lilly & Co	(22,346)	(1,591,276)	(17,860)
Endo International PLC	(89,286)	(8,566,684)	2,966,974
Energen Corp	(7,042)	(491,865)	(70,277)
Envision Healthcare Holdings Inc	(285,392)	(10,760,021)	684,868
EOG Resources Inc	(62,956)	(4,726,195)	(236,845)
EQT Corp	(19,271)	(2,828,089)	(375,977)
Eversource Energy	(143,419)	(7,408,116)	(958,948)
Exxon Mobil Corp	(50,338)	(7,639,222)	(283,403)
Federated Investors Inc ‘B’	(30,407)	(781,213)	(96,029)
FEI Co	(44,620)	(3,910,668)	(367,109)
Fidelity National Information Services Inc	(49,984)	(3,068,633)	(95,854)
FireEye Inc	(45,450)	(814,835)	(2,810)
First Data Corp ‘A’	(348,738)	(3,893,660)	(619,010)
First Horizon National Corp	(136,126)	(1,959,671)	176,420
First Republic Bank	(62,872)	(4,070,930)	(118,860)
FleetCor Technologies Inc	(36,319)	(9,627,759)	(216,461)
FLIR Systems Inc	(12,191)	(390,931)	(54,860)
Flowserve Corp	(34,263)	(1,277,693)	(243,927)
FMC Corp	(134,414)	(5,009,657)	(416,637)
FNF Group	(128,661)	(4,223,621)	(137,987)
Fortune Brands Home & Security Inc	(48,290)	(2,546,627)	(159,544)
Frank’s International NV	(36,215)	(543,375)	(53,448)
Freeport-McMoRan Inc	(63,952)	(583,527)	(77,737)
Frontier Communications Corp	(238,765)	(1,513,371)	(308,981)
Garmin Ltd	(36,876)	(1,518,954)	36,055
GATX Corp	(54,857)	(2,308,296)	(297,411)
GCP Applied Technologies Inc	(26,005)	-	(518,540)
General Electric Co	(229,164)	(7,000,960)	(284,163)
Genesee & Wyoming Inc ‘A’	(84,623)	(4,646,212)	(912,708)
Gentex Corp	(254,724)	(3,943,786)	(52,833)
Genworth Financial Inc ‘A’	(375,733)	(2,601,638)	293,209
Global Payments Inc	(32,019)	(2,055,172)	(35,861)
Graco Inc	(6,056)	(390,226)	(118,235)
Granite Construction Inc	(20,322)	(856,747)	(114,644)
Great Plains Energy Inc	(67,412)	(1,829,424)	(344,613)
Greif Inc ‘A’	(57,048)	(1,671,363)	(228,755)
Halliburton Co	(175,772)	(9,644,810)	(270,689)
Halyard Health Inc	(13,849)	(379,311)	(18,570)
Hancock Holding Co	(49,183)	(1,184,327)	55,085
Hanesbrands Inc	(105,148)	(3,062,468)	82,574
Harley-Davidson Inc	(181,305)	(8,216,016)	(1,111,627)
Harman International Industries Inc	(41,377)	(3,623,320)	(60,888)
Harris Corp	(41,049)	(3,401,075)	205,000
Helmerich & Payne Inc	(48,274)	(3,523,540)	(334,056)
Henry Schein Inc	(26,450)	(4,105,040)	(461,024)
Hertz Global Holdings Inc	(172,316)	(11,227,704)	24,482
Hexcel Corp	(172,849)	(8,338,171)	394,096
Hill-Rom Holdings Inc	(9,809)	(564,533)	(19,089)
Honeywell International Inc	(11,244)	(1,645,963)	(109,517)
Huntington Bancshares Inc	(233,139)	(2,592,506)	368,360
IDEX Corp	(11,657)	(850,741)	(115,391)
IDEXX Laboratories Inc	(120,616)	(11,424,467)	(1,024,030)
IHS Inc ‘A’	(15,573)	(1,835,159)	(98,384)
Illumina Inc	(76,701)	(20,581,300)	1,468,057
Incyte Corp	(73,061)	(9,373,438)	1,447,721
Ingersoll-Rand PLC	(15,310)	(800,254)	(149,119)
Intercontinental Exchange Inc	(4,794)	(1,190,686)	63,425
International Flavors & Fragrances Inc	(14,581)	(1,679,234)	20,353
Intuitive Surgical Inc	(3,765)	(5,309,840)	(233,355)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ionis Pharmaceuticals Inc	(71,615)	($3,841,872)	$347,708
IPG Photonics Corp	(32,197)	(2,927,098)	(191,894)
Janus Capital Group Inc	(17,200)	(242,984)	(8,652)
JB Hunt Transport Services Inc	(52,716)	(4,355,381)	(614,669)
Johnson Controls Inc	(70,269)	(2,753,101)	(5,622)
Juno Therapeutics Inc	(24,016)	(1,392,752)	(261,086)
Kansas City Southern	(90,513)	(13,445,369)	(1,311,955)
KAR Auction Services Inc	(8,711)	(326,637)	(5,601)
Kate Spade & Co	(197,815)	(3,581,461)	(1,481,634)
KBR Inc	(75,792)	(1,029,591)	(143,669)
Keysight Technologies Inc	(13,949)	(375,510)	(11,435)
Kirby Corp	(15,792)	(1,412,802)	(144,163)
KLX Inc	(96,059)	(4,359,853)	(62,438)
Knowles Corp	(200,979)	(2,532,278)	(116,625)
Kosmos Energy Ltd	(312,620)	(1,594,717)	(224,731)
Laboratory Corp of America Holdings	(53,240)	(7,716,946)	242,242
Las Vegas Sands Corp	(30,295)	(5,310,262)	(298,709)
LendingClub Corp	(253,534)	(1,876,668)	(227,664)
Lennar Corp ‘A’	(143,546)	(6,981,426)	39,542
Leucadia National Corp	(74,762)	(2,884,775)	14,205
Level 3 Communications Inc	(27,403)	(21,176,201)	(20,278)
Liberty Broadband Corp ‘C’	(55,715)	(2,918,271)	(310,413)
Linear Technology Corp	(16,664)	(721,595)	(20,997)
Lions Gate Entertainment Corp	(137,695)	(4,016,557)	1,007,921
Live Nation Entertainment Inc	(90,719)	(2,243,504)	219,563
Lockheed Martin Corp	(22,058)	(4,808,150)	(77,697)
Loews Corp	(321,655)	(11,995,045)	(437,583)
Louisiana-Pacific Corp	(416,796)	(9,905,648)	(75,023)
lululemon athletica Inc	(22,959)	(1,193,471)	(361,083)
M&T Bank Corp	(43,567)	(6,204,443)	598,611
Macquarie Infrastructure Corp	(87,099)	(5,405,943)	(468,013)
Manitowoc Foodservice Inc	(70,043)	(712,830)	(545,324)
Markel Corp	(1,069)	(935,770)	(17,318)
MarketAxess Holdings Inc	(30,859)	(3,530,390)	(321,739)
Marsh & McLennan Cos Inc	(98,038)	(5,468,560)	(491,170)
Martin Marietta Materials Inc	(24,704)	(10,014,210)	(414,286)
MasterCard Inc ‘A’	(50,828)	(5,048,745)	245,499
Mattel Inc	(147,805)	(11,729,986)	(1,000,640)
MAXIMUS Inc	(57,907)	(2,995,552)	(52,673)
MDC Holdings Inc	(38,763)	(1,259,609)	(67,327)
MDU Resources Group Inc	(420,709)	(7,733,926)	(1,107,740)
MEDNAX Inc	(53,204)	(3,792,351)	354,308
Memorial Resource Development Corp	(222,931)	(3,217,044)	922,311
Mercury General Corp	(12,623)	(644,421)	(56,156)
Mettler-Toledo International Inc	(1,671)	(776,024)	(21,222)
MGM Resorts International	(43,779)	(9,108,957)	438
Microchip Technology Inc	(68,040)	(3,057,351)	(222,177)
Microsemi Corp	(21,723)	(794,105)	(38,103)
Mohawk Industries Inc	(15,356)	(2,968,732)	37,272
Molson Coors Brewing Co ‘B’	(62,248)	(5,668,992)	(318,021)
Monsanto Co	(19,475)	(3,924,287)	155,800
Monster Beverage Corp	(56,503)	(16,695,286)	884,399
Moody’s Corp	(31,877)	(2,979,801)	(98,242)
Motorola Solutions Inc	(9,082)	(562,219)	(125,289)
Murphy Oil Corp	(22,001)	(409,873)	(144,332)
Mylan NV	(28,450)	(5,354,472)	188,339
National Fuel Gas Co	(110,996)	(6,094,492)	(1,042,687)
National Instruments Corp	(37,830)	(1,072,117)	(66,944)
National Oilwell Varco Inc	(95,576)	(3,192,249)	219,835
Netflix Inc	(20,192)	(3,054,969)	270,259
NetScout Systems Inc	(218,376)	(4,913,440)	(102,657)
NetSuite Inc	(100,294)	(9,643,204)	1,310,490
Newell Rubbermaid Inc	(131,176)	(5,714,190)	(95,595)
Newfield Exploration Co	(104,891)	(3,227,865)	(575,965)
NewMarket Corp	(1,782)	(625,904)	(80,231)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
NextEra Energy Inc	(29,655)	($3,066,624)	($442,749)
Nielsen Holdings PLC	(208,013)	(11,611,571)	(1,333,363)
Noble Energy Inc	(97,380)	(3,259,775)	(18,501)
Nordson Corp	(16,722)	(1,015,671)	(255,869)
Northern Trust Corp	(36,766)	(2,646,049)	250,009
NorthStar Asset Management Group Inc	(302,577)	(3,401,367)	(32,882)
Norwegian Cruise Line Holdings Ltd	(50,838)	(2,885,726)	74,893
NOW Inc	(13,052)	(402,732)	(61,301)
NRG Energy Inc	(267,166)	(5,414,765)	(872,882)
NVR Inc	(240)	(446,577)	(18,818)
Occidental Petroleum Corp	(88,179)	(6,120,570)	(680,450)
OGE Energy Corp	(173,480)	(4,658,413)	(566,557)
Old Dominion Freight Line Inc	(18,802)	(1,189,927)	(119,068)
Olin Corp	(142,827)	(1,950,703)	(530,202)
ONE Gas Inc	(12,038)	(610,030)	(125,492)
ONEOK Inc	(142,547)	(3,274,314)	(1,368,516)
Oshkosh Corp	(55,211)	(2,056,493)	(199,981)
Owens-Illinois Inc	(254,567)	(4,152,393)	89,503
PACCAR Inc	(30,567)	(1,388,964)	(282,745)
PacWest Bancorp	(63,067)	(2,782,516)	439,577
Palo Alto Networks Inc	(43,331)	(10,434,473)	677,353
Pandora Media Inc	(503,193)	(6,222,571)	1,718,994
Panera Bread Co ‘A’	(1,759)	(340,103)	(20,193)
PAREXEL International Corp	(34,988)	(2,123,525)	(71,272)
Patterson Cos Inc	(36,929)	(1,643,031)	(75,276)
Patterson-UTI Energy Inc	(176,858)	(4,507,724)	(548,305)
PayPal Holdings Inc	(80,723)	(2,829,875)	(286,033)
Penske Automotive Group Inc	(30,688)	(1,171,383)	8,307
People’s United Financial Inc	(186,109)	(3,026,132)	61,416
PerkinElmer Inc	(62,059)	(7,811,672)	153,906
Perrigo Co PLC	(57,722)	(7,891,105)	506,729
Pfizer Inc	(53,151)	(1,611,381)	35,985
Platform Specialty Products Corp	(305,026)	(6,126,990)	644,588
Polaris Industries Inc	(35,451)	(3,094,619)	(477,525)
PolyOne Corp	(25,941)	(751,208)	(33,507)
Post Holdings Inc	(16,704)	(7,055,767)	(112,752)
PPG Industries Inc	(11,884)	(1,884,538)	(157,463)
PPL Corp	(107,936)	(3,661,189)	(447,934)
Praxair Inc	(53,072)	(5,928,501)	(611,920)
Premier Inc ‘A’	(77,530)	(2,591,044)	4,644
Primerica Inc	(27,479)	(1,179,143)	(44,496)
Principal Financial Group Inc	(12,833)	(580,437)	74,175
Prosperity Bancshares Inc	(26,488)	(1,247,936)	19,158
PulteGroup Inc	(146,823)	(2,455,631)	(291,428)
QIAGEN NV	(114,281)	(3,292,563)	520,965
Qorvo Inc	(45,286)	(2,374,427)	83,647
Regeneron Pharmaceuticals Inc	(12,968)	(13,195,924)	1,930,881
Reynolds American Inc	(89,170)	(5,569,155)	(428,908)
Rice Energy Inc	(32,975)	(397,479)	(62,852)
Rockwell Collins Inc	(34,978)	(3,023,429)	(201,892)
Rollins Inc	(13,436)	(356,664)	(7,720)
Roper Technologies Inc	(46,627)	(8,635,403)	85,327
Royal Caribbean Cruises Ltd	(18,579)	(2,459,047)	219,232
RPC Inc	(84,627)	(1,514,874)	(173,086)
RPM International Inc	(41,238)	(1,802,829)	(150,931)
Ryder System Inc	(40,806)	(2,332,945)	(310,467)
Sabre Corp	(33,851)	(1,300,643)	(98,057)
salesforce.com Inc	(42,862)	(4,660,311)	197,165
SanDisk Corp	(72,832)	(5,450,019)	(91,040)
SBA Communications Corp ‘A’	(85,646)	(14,153,016)	71,943
Schlumberger Ltd	(84,452)	(6,072,181)	(436,552)
Scripps Networks Interactive Inc ‘A’	(11,796)	(852,956)	(132,351)
Seagate Technology PLC	(78,802)	(2,612,410)	(102,319)
Seattle Genetics Inc	(141,898)	(5,837,322)	587,873
Sempra Energy	(48,366)	(10,187,683)	(391,765)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sensata Technologies Holding NV	(112,240)	($17,044,802)	$653,237
ServiceMaster Global Holdings Inc	(46,125)	(1,784,626)	46,636
ServiceNow Inc	(72,273)	(6,916,584)	1,885,603
Signature Bank	(29,409)	(4,586,546)	546,419
Signet Jewelers Ltd	(16,122)	(2,955,438)	(122,688)
Silgan Holdings Inc	(31,476)	(1,660,019)	(19,476)
Silicon Laboratories Inc	(6,058)	(307,551)	35,184
Sirius XM Holdings Inc	(1,245,565)	(6,847,133)	87,190
Six Flags Entertainment Corp	(13,424)	(715,469)	(29,429)
SLM Corp	(293,365)	(1,896,346)	30,544
SM Energy Co	(26,208)	(451,096)	(40,042)
Sotheby’s	(23,047)	(3,387,924)	(5,794)
Spectra Energy Corp	(132,027)	(6,393,149)	(1,011,327)
Spectrum Brands Holdings Inc	(85,990)	(8,960,917)	(882,254)
Spirit Airlines Inc	(109,596)	(4,757,412)	(501,004)
Splunk Inc	(84,754)	(7,486,999)	201,880
Sprouts Farmers Market Inc	(354,303)	(17,135,307)	(1,186,915)
SS&C Technologies Holdings Inc	(89,995)	(5,333,722)	(373,761)
Stericycle Inc	(82,180)	(9,751,479)	(618,815)
STERIS PLC	(54,853)	(3,927,549)	30,244
SunPower Corp	(141,061)	(3,820,691)	669,388
SVB Financial Group	(23,677)	(2,901,143)	484,905
Synovus Financial Corp	(57,306)	(1,849,838)	193,121
T-Mobile US Inc	(16,220)	(7,658,776)	14,595
Targa Resources Corp	(82,529)	(2,288,560)	(175,756)
Tempur Sealy International Inc	(38,216)	(7,126,539)	500,247
Tenet Healthcare Corp	(170,772)	(5,768,681)	(184,199)
TerraForm Power Inc ‘A’	(104,696)	(3,854,411)	303,847
Tesla Motors Inc	(12,188)	(20,302,870)	(56,196)
The Boeing Co	(7,066)	(942,335)	45,377
The Charles Schwab Corp	(283,734)	(18,298,046)	1,472,579
The Cooper Cos Inc	(31,348)	(4,294,723)	(531,928)
The Hain Celestial Group Inc	(51,049)	(3,670,230)	9,699
The Hershey Co	(14,037)	(1,935,747)	(31,724)
The Howard Hughes Corp	(33,500)	(3,704,854)	157,539
The JM Smucker Co	(17,385)	(2,866,470)	(107,787)
The Manitowoc Co Inc	(102,500)	(784,613)	269,005
The Middleby Corp	(50,336)	(5,194,477)	(179,898)
The Southern Co	(125,059)	(8,327,336)	(652,808)
The Ultimate Software Group Inc	(30,179)	(5,998,827)	144,121
The Valspar Corp	(20,109)	(1,646,755)	(505,311)
The Walt Disney Co	(30,245)	(6,105,441)	384,112
The WhiteWave Foods Co	(200,790)	(7,660,858)	(499,247)
Thermo Fisher Scientific Inc	(28,016)	(3,604,693)	(362,092)
Thomson Reuters Corp	(6,424)	(243,200)	(16,843)
Tiffany & Co	(28,441)	(3,394,503)	(4,266)
Time Inc	(22,942)	(319,254)	(34,970)
Toll Brothers Inc	(44,164)	(1,373,022)	69,743
Tractor Supply Co	(11,938)	(1,025,116)	(54,795)
TransDigm Group Inc	(57,217)	(13,725,606)	(37,763)
TreeHouse Foods Inc	(38,692)	(3,902,248)	(238,343)
TRI Pointe Group Inc	(191,622)	(2,245,804)	(11,504)
Trimble Navigation Ltd	(28,081)	(3,837,026)	(80,592)
Twenty-First Century Fox Inc ‘A’	(51,756)	(1,433,403)	(9,554)
Twitter Inc	(239,925)	(10,015,963)	1,591,130
Tyler Technologies Inc	(18,010)	(2,271,745)	(44,521)
UGI Corp	(59,205)	(1,942,369)	(443,001)
Ulta Salon Cosmetics & Fragrance Inc	(8,754)	(1,680,820)	(15,180)
Under Armour Inc ‘A’	(112,909)	(12,698,519)	(401,956)
United Rentals Inc	(32,984)	(3,990,853)	155,355
USG Corp	(234,788)	(15,164,666)	(88,130)
Valley National Bancorp	(50,786)	(474,868)	(9,630)
Vantiv Inc ‘A’	(12,666)	(2,867,403)	(67,636)
Veeva Systems Inc ‘A’	(121,213)	(3,084,554)	49,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Verisk Analytics Inc	(151,081)	($11,530,853)	($543,541)
Vertex Pharmaceuticals Inc	(35,366)	(5,926,144)	981,955
Viavi Solutions Inc	(111,717)	(2,444,180)	(111,232)
Visa Inc ‘A’	(114,615)	(14,718,886)	253,299
Vista Outdoor Inc	(38,079)	(1,705,242)	(271,439)
Visteon Corp	(40,674)	(7,679,584)	1,446,367
Vulcan Materials Co	(39,337)	(3,603,066)	(549,741)
WABCO Holdings Inc	(16,341)	(1,594,718)	(152,462)
Wabtec Corp	(42,503)	(3,098,106)	(534,321)
Walgreens Boots Alliance Inc	(74,840)	(7,474,765)	(67,356)
Waste Connections Inc	(40,762)	(2,251,285)	(381,532)
Weatherford International PLC	(424,739)	(3,731,178)	352,533
Webster Financial Corp	(24,990)	(856,708)	(40,433)
WEC Energy Group Inc	(297,398)	(15,414,682)	(2,450,016)
Westar Energy Inc	(13,172)	(542,935)	(110,528)
WestRock Co	(125,542)	(5,637,961)	507,550
WEX Inc	(26,134)	(2,559,585)	81,799
WGL Holdings Inc	(23,964)	(1,625,831)	(108,443)
Whole Foods Market Inc	(46,007)	(1,505,423)	74,145

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Willis Towers Watson PLC	(12,676)	($1,549,045)	$44,854
WisdomTree Investments Inc	(732,067)	(10,411,000)	2,043,474
Workday Inc ‘A’	(82,436)	(7,869,044)	81,276
WR Grace & Co	(44,331)	(4,985,731)	1,124,601
Wynn Resorts Ltd	(27,774)	(2,662,752)	(961,349)
Yahoo! Inc	(108,831)	(3,227,379)	(778,690)
Zayo Group Holdings Inc	(143,506)	(3,333,900)	(144,685)
Zebra Technologies Corp ‘A’	(73,201)	(6,036,239)	(257,045)
Zions Bancorp	(146,431)	(4,269,710)	519,830
Zoetis Inc	(55,528)	(2,354,434)	(107,122)

			(18,446,517)

Total Short Positions			(20,293,530)

Total Long and Short Positions			33,874,107

Net Cash and Other Receivables (Payables) (3)			3,741,174

			$37,615,281

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	06/06/16- 04/07/17	$622,684

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	131,197	$1,771,530	$12,336
Amcor Ltd	393,482	4,126,476	221,519
Ansell Ltd	215,353	2,906,233	(225,143)
Aurizon Holdings Ltd	1,456,646	4,260,933	(77,581)
Boral Ltd	1,137,848	4,797,701	394,216
Caltex Australia Ltd	223,791	6,330,876	(58,549)
CIMIC Group Ltd	173,795	3,633,947	797,624
Coca-Cola Amatil Ltd	550,660	3,481,226	42,882
Cochlear Ltd	12,243	843,517	124,864
Flight Centre Travel Group Ltd	46,271	1,373,973	88,040
Fortescue Metals Group Ltd	1,046,375	1,901,287	65,296
Harvey Norman Holdings Ltd	453,517	1,369,798	162,564
Iluka Resources Ltd	218,151	1,127,039	(43,996)
Incitec Pivot Ltd	567,554	1,313,614	(3,720)
Macquarie Group Ltd	25,592	1,464,231	(146,426)
Newcrest Mining Ltd	128,918	1,999,294	473,450
Orica Ltd	82,869	967,139	(68,286)
Origin Energy Ltd	154,123	405,673	162,860
Qantas Airways Ltd	2,157,247	5,871,528	703,223
Tabcorp Holdings Ltd	1,005,231	3,401,769	(177,429)
Tatts Group Ltd	754,026	2,114,775	(14,864)
Telstra Corp Ltd	1,740,943	9,073,016	(1,291,033)
The Star Entertainment Group Ltd	1,043,088	3,507,811	753,901
TPG Telecom Ltd	115,505	838,514	110,289
Treasury Wine Estates Ltd	793,246	4,088,899	1,526,357
Woodside Petroleum Ltd	164,442	3,799,775	(420,682)
WorleyParsons Ltd	166,643	699,174	131,863

			3,243,575

Total Long Positions			3,243,575

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	(574,251)	($1,667,989)	($7,351)
Alumina Ltd	(1,461,648)	(1,201,843)	(172,172)
AMP Ltd	(464,388)	(2,367,449)	123,081
APA Group	(785,445)	(4,933,977)	(67,424)
Australia & New Zealand Banking Group Ltd	(172,708)	(3,427,261)	253,942
Bank of Queensland Ltd	(155,414)	(1,520,975)	111,667
Brambles Ltd	(528,184)	(4,526,620)	(470,880)
Challenger Ltd/Australia	(55,811)	(287,272)	(43,887)
Commonwealth Bank of Australia	(87,162)	(5,367,262)	166,107
Computershare Ltd	(208,485)	(1,513,518)	36,177
Crown Resorts Ltd	(358,180)	(3,567,574)	150,191
CSL Ltd	(46,841)	(3,262,439)	(112,235)
Healthscope Ltd	(1,181,347)	(2,127,025)	(171,611)
Insurance Australia Group Ltd	(904,816)	(3,643,989)	(92,413)
LendLease Group	(31,973)	(288,627)	(27,067)
Medibank Pvt Ltd	(1,165,969)	(2,091,022)	(400,377)
National Australia Bank Ltd (ASE)	(107,635)	(2,607,056)	110,692
Platinum Asset Management Ltd	(160,611)	(720,988)	(21,465)
QBE Insurance Group Ltd	(238,677)	(3,365,093)	510,385
Ramsay Health Care Ltd	(46,273)	(2,039,418)	4,462
REA Group Ltd	(40,110)	(1,364,062)	(196,135)
Santos Ltd	(99,468)	(706,720)	(2,593)
SEEK Ltd	(939,011)	(10,180,713)	(1,263,363)
Sonic Healthcare Ltd	(101,224)	(1,334,101)	(57,036)
South32 Ltd	(694,712)	(639,765)	(192,862)
Suncorp Group Ltd	(69,891)	(556,272)	(29,109)
Sydney Airport	(127,419)	(581,562)	(16,492)
Transurban Group	(392,175)	(3,129,433)	(326,769)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Wesfarmers Ltd	(25,720)	($753,782)	$8,248
Westpac Banking Corp	(267,932)	(6,922,237)	373,703

			(1,822,586)

Ireland

James Hardie Industries PLC	(32,376)	(364,450)	(48,283)

Total Short Positions			(1,870,869)

Total Long and Short Positions			1,372,706

Net Cash and Other Receivables (Payables) (3)			(750,022)

			$622,684

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	06/01/16- 04/28/17	$15,489,266

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	197,210	$2,447,288	$230,096

Germany

TUI AG	32,342	675,626	(23,032)

India

Vedanta Resources PLC	251,016	1,697,590	(395,933)

Ireland

Shire PLC	6,699	357,737	40,207

Netherlands

Royal Dutch Shell PLC ‘A’	60,932	4,247,641	257,248

South Africa

Investec PLC	47,332	454,828	(70,794)
Mondi PLC	171,766	3,540,359	(56,314)

			(127,108)

Switzerland

Coca-Cola HBC AG	83,507	1,746,567	86,656
Glencore PLC	1,684,424	4,621,181	815,107
Wolseley PLC	17,494	1,030,201	14,898

			916,661

United Kingdom

AA PLC	67,152	397,621	(10,024)
Amec Foster Wheeler PLC	532,296	3,126,463	305,201
Anglo American PLC	200,292	1,487,268	64,230
ASOS PLC	43,651	1,980,304	77,752
Barclays PLC	389,106	2,217,623	(571,189)
Barratt Developments PLC	656,899	5,934,350	368,262
Bellway PLC	43,683	1,632,906	53,437
Berkeley Group Holdings PLC	128,079	5,512,373	554,785
Britvic PLC	167,224	1,686,813	58,886
BT Group PLC	227,520	3,221,559	(36,195)
Burberry Group PLC	20,358	392,613	(2,580)
Centrica PLC	917,006	3,144,448	291,865

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Compass Group PLC	166,759	$3,314,143	$177,496
Daily Mail & General Trust PLC	77,768	863,665	(63,984)
DCC PLC	72,774	5,393,935	1,275,349
Direct Line Insurance Group PLC	143,209	1,286,634	50,375
DS Smith PLC	295,184	2,008,800	59,821
GKN PLC	291,698	1,502,192	(208,037)
Howden Joinery Group PLC	335,388	2,479,839	(16,651)
Imperial Brands PLC	108,026	5,681,469	662,550
Inchcape PLC	126,681	1,277,855	27,163
Indivior PLC	519,999	1,415,092	(153,969)
Intermediate Capital Group PLC	76,247	666,923	53,678
International Consolidated Airlines Group SA	117,212	1,154,212	17,898
ITV PLC	192,225	780,333	(25,301)
John Wood Group PLC	436,491	4,013,023	(43,199)
Just Eat PLC	215,914	1,819,047	(88,288)
Kingfisher PLC	799,287	4,323,266	265,822
Man Group PLC	2,349,456	6,220,635	(607,445)
Marks & Spencer Group PLC	558,861	3,900,800	(504,496)
Meggitt PLC	423,881	2,301,935	204,091
Melrose Industries PLC	196,920	836,003	180,657
National Grid PLC	336,047	7,314,983	525,373
Pearson PLC	161,695	3,759,287	(1,033,362)
Persimmon PLC	228,139	6,819,474	1,164,914
Petrofac Ltd	63,435	812,668	9,232
Playtech PLC	42,590	581,139	(5,258)
Regus PLC	368,677	1,605,554	91,198
Rentokil Initial PLC	606,106	1,404,290	196,814
Rio Tinto PLC	67,651	1,889,412	(28,478)
Royal Mail PLC	733,857	5,032,891	171,638
Severn Trent PLC	38,965	1,175,986	15,199
Smith & Nephew PLC	151,391	2,762,030	51,230
Smiths Group PLC	233,566	3,508,195	241,750
Sports Direct International PLC	176,071	977,726	(41,533)
Stagecoach Group PLC	361,768	1,699,053	(326,366)
Tate & Lyle PLC	64,460	585,442	(18,176)
Taylor Wimpey PLC	3,053,029	10,608,588	899,443
Thomas Cook Group PLC	1,542,271	2,776,128	(623,273)
Vodafone Group PLC	946,745	4,903,668	(146,725)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Whitbread PLC	10,671	$1,087,570	($173,163)
William Hill PLC	424,053	2,323,189	(219,781)
Wm Morrison Supermarkets PLC	173,416	494,466	(9,447)
WPP PLC	265,351	7,294,173	364,851

			3,524,040

Total Long Positions			4,422,179

Short Positions:

Chile

Antofagasta PLC	(739,687)	(8,323,710)	1,938,424

United Kingdom

Aberdeen Asset Management PLC	(660,614)	(4,180,667)	1,304,220
Admiral Group PLC	(214,741)	(5,102,328)	(1,297,884)
Aggreko PLC	(55,397)	(2,123,584)	437,623
ARM Holdings PLC	(637,287)	(10,358,443)	445,940
Ashtead Group PLC	(348,513)	(4,362,633)	55,449
Associated British Foods PLC	(106,392)	(4,675,616)	(702,499)
AstraZeneca PLC	(51,441)	(2,951,144)	138,488
Aviva PLC	(535,750)	(4,238,529)	440,345
Babcock International Group PLC	(147,186)	(2,314,736)	109,533
Balfour Beatty PLC	(223,330)	(820,735)	(45,238)
Booker Group PLC	(189,406)	(440,855)	(29,393)
British American Tobacco PLC	(231,839)	(15,461,431)	(1,591,401)
BTG PLC	(157,176)	(1,383,751)	(47,574)
Bunzl PLC	(54,453)	(1,485,516)	(76,133)
Capita PLC	(206,460)	(3,250,870)	153,445
Cobham PLC	(1,176,760)	(4,941,843)	1,057,101
Croda International PLC	(20,443)	(867,829)	(60,889)
Diageo PLC	(227,325)	(7,368,663)	(223,479)
easyJet PLC	(58,943)	(1,299,750)	1,486
Essentra PLC	(54,352)	(595,135)	(46,411)
GlaxoSmithKline PLC	(57,591)	(1,136,510)	(31,375)
Halma PLC	(67,297)	(826,831)	(45,669)
Hargreaves Lansdown PLC	(429,302)	(7,891,677)	(876,622)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
HSBC Holdings PLC	(525,180)	($5,765,898)	$1,440,801
Inmarsat PLC	(117,489)	(1,781,074)	28,942
Intertek Group PLC	(73,996)	(3,293,192)	(574,877)
J Sainsbury PLC	(506,821)	(2,504,364)	(95,845)
Johnson Matthey PLC	(21,171)	(1,109,711)	231,867
Legal & General Group PLC	(1,133,703)	(3,888,595)	75,420
Lloyds Banking Group PLC	(5,115,752)	(5,179,322)	(403,351)
Merlin Entertainments PLC ~	(47,007)	(301,474)	(5,656)
Next PLC	(4,507)	(838,853)	118,771
Old Mutual PLC	(2,021,866)	(6,332,296)	516,895
Provident Financial PLC	(45,983)	(2,111,640)	143,522
Prudential PLC	(233,518)	(5,361,486)	607,327
Reckitt Benckiser Group PLC	(15,396)	(2,336,062)	(219,166)
Rolls-Royce Holdings PLC	(718,910)	(12,491,690)	3,181,744
Rotork PLC	(162,657)	(678,092)	115,097
Royal Bank of Scotland Group PLC	(373,299)	(1,710,319)	453,905
RSA Insurance Group PLC	(439,178)	(3,090,149)	(233,992)
Schroders PLC	(30,294)	(1,130,035)	(26,316)
Serco Group PLC	(1,002,596)	(1,824,521)	178,630
Sky PLC	(52,496)	(1,066,125)	38,462
Spectris PLC	(10,149)	(223,554)	(46,762)
SSE PLC	(57,474)	(1,408,501)	(897)
St James’s Place PLC	(347,015)	(4,572,249)	(54,014)
Standard Chartered PLC	(182,989)	(3,103,109)	1,447,311
Standard Life PLC	(1,045,565)	(6,914,921)	1,217,924
Tesco PLC	(3,115,706)	(9,328,218)	142,686
The Weir Group PLC	(28,924)	(1,180,386)	217,192
Worldpay Group PLC ~	(419,141)	(1,726,981)	76,611

			7,641,294

Total Short Positions			9,579,718

Total Long and Short Positions			14,001,897

Net Cash and Other Receivables (Payables) (3)			1,487,369

			$15,489,266

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	06/06/16- 04/28/17	$1,632,244

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	281,500	$1,354,203	($124,817)
CK Hutchison Holdings Ltd	169,500	2,999,124	(185,656)
CLP Holdings Ltd	749,500	6,495,551	293,106
Hang Seng Bank Ltd	26,900	540,683	(56,440)
Henderson Land Development Co Ltd	231,600	2,059,504	(149,006)
HK Electric Investments & HK Electric Investments Ltd ~	270,500	224,252	17,501
Kerry Properties Ltd	996,000	3,165,688	(431,475)
Li & Fung Ltd	1,930,000	1,346,439	(161,602)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
New World Development Co Ltd	3,870,000	$4,269,063	($522,361)
Orient Overseas International Ltd	125,500	672,505	(117,642)
Power Assets Holdings Ltd	71,000	716,947	9,899
Sino Land Co Ltd	1,596,000	2,352,361	181,022
Sun Hung Kai Properties Ltd	33,000	628,998	(47,014)
Swire Pacific Ltd ‘A’	95,000	955,176	67,293
The Wharf Holdings Ltd	59,000	319,943	3,313
WH Group Ltd	9,061,500	5,691,315	862,289
Wheelock & Co Ltd	153,000	614,881	67,393
Yue Yuen Industrial Holdings Ltd	603,500	2,138,915	(65,085)

			(359,282)

Total Long Positions			(359,282)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

AIA Group Ltd	(516,800)	($2,760,663)	($166,270)
Cathay Pacific Airways Ltd	(1,047,361)	(2,319,320)	266,184
Cheung Kong Property Holdings Ltd	(515,896)	(4,524,710)	(233,417)
Galaxy Entertainment Group Ltd	(291,885)	(1,407,866)	(301,820)
Hang Lung Properties Ltd	(513,514)	(962,995)	(16,515)
HKT Trust & HKT Ltd	(630,516)	(988,163)	(132,961)
Hong Kong & China Gas Co Ltd	(5,028,005)	(10,567,635)	1,094,210
MTR Corp Ltd	(255,811)	(1,223,087)	(43,676)
Sands China Ltd	(264,800)	(968,989)	(244,531)
Swire Properties Ltd	(460,808)	(1,899,783)	247,553
Techtronic Industries Co Ltd	(71,281)	(373,583)	(18,508)
Value Partners Group Ltd	(567,153)	(555,856)	(38,790)
Xinyi Glass Holdings Ltd	(460,000)	(303,808)	(3,622)

			407,837

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Macau

MGM China Holdings Ltd	(3,070,203)	($5,681,472)	$921,359
Wynn Macau Ltd	(1,955,630)	(4,083,229)	702,713

			1,624,072

United States

Samsonite International SA	(698,008)	(2,576,840)	(78,223)

Total Short Positions			1,953,686

Total Long and Short Positions			1,594,404

Net Cash and Other Receivables (Payables) (3)			37,840

			$1,632,244

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	06/06/16- 04/28/17	$1,129,517

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	2,369,694	$1,687,618	($27,654)

Singapore

City Developments Ltd	126,300	700,631	44,255
ComfortDelGro Corp Ltd	687,700	1,723,188	(60,048)
Genting Singapore PLC	1,135,400	628,712	60,007
SATS Ltd	292,600	833,862	205
Singapore Airlines Ltd	439,400	3,631,089	47,904
Wilmar International Ltd	122,600	302,755	(1,683)

			90,640

Total Long Positions			62,986

Short Positions:

Singapore

CapitaLand Ltd	(469,100)	(1,031,685)	22,192
DBS Group Holdings Ltd	(105,500)	(1,245,494)	(113,335)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Global Logistic Properties Ltd	(357,300)	($754,034)	($19,039)
Golden Agri-Resources Ltd	(1,572,800)	(397,034)	(80,498)
Keppel Corp Ltd	(1,257,014)	(7,252,902)	1,659,149
Oversea-Chinese Banking Corp Ltd	(135,200)	(732,098)	(109,774)
Singapore Post Ltd	(848,300)	(900,968)	(102,119)
Singapore Telecommunications Ltd	(607,200)	(1,925,746)	(156,883)
United Overseas Bank Ltd	(57,300)	(706,560)	(52,308)

			1,047,385

Total Short Positions			1,047,385

Total Long and Short Positions			1,110,371

Net Cash and Other Receivables (Payables) (3)			19,146

			$1,129,517

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	06/06/16	$188,634

The following table represents the individual short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

Hutchison Port Holdings Trust	(1,431,700)	($882,941)	$135,867

Total Short Positions			135,867

Net Cash and Other Receivables (Payables) (3)			52,767

			$188,634

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/04/16	$10,500,944

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	649,057	$4,563,482	($387,533)
Alimentation Couche-Tard Inc ‘B’	94,189	3,451,384	516,181
Bank of Montreal	46,202	3,030,755	34,901
Barrick Gold Corp	193,747	2,615,502	(29,286)
Baytex Energy Corp	593,124	1,714,640	1,163,715
BCE Inc	66,801	2,981,136	197,484
BlackBerry Ltd	197,060	2,511,645	(51,667)
Bombardier Inc ‘B’	226,807	309,552	26,413
Canadian Imperial Bank of Commerce	38,129	3,051,322	46,704
Canadian Tire Corp Ltd ‘A’	38,334	3,785,370	309,736
Canfor Corp	167,676	3,156,005	(563,616)
CCL Industries Inc ‘B’	13,740	1,898,793	608,656
CGI Group Inc ‘A’	77,971	4,876,070	688,053
CI Financial Corp	24,896	694,416	(109,227)
Constellation Software Inc	9,788	4,284,895	288,686
Dollarama Inc	50,976	3,136,898	715,505
Element Financial Corp	218,594	2,180,561	62,171
Empire Co Ltd ‘A’	144,527	2,940,469	(520,464)
Enerplus Corp	282,345	873,045	179,390
Fairfax Financial Holdings Ltd	3,373	1,846,547	224,975
Finning International Inc	86,726	1,773,407	(362,609)
George Weston Ltd	24,842	2,004,467	142,062
IGM Financial Inc	13,756	499,558	(53,819)
Industrial Alliance Insurance & Financial Services Inc	25,280	699,187	34,680
Intact Financial Corp	14,426	1,066,448	(726)
Kinross Gold Corp	825,317	2,232,670	648,620
Linamar Corp	80,269	4,229,484	(294,350)
Loblaw Cos Ltd	33,707	1,718,291	103,008
Lundin Mining Corp	192,483	579,581	11,983
Magna International Inc	167,592	9,041,794	(1,167,687)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
MEG Energy Corp	109,448	$425,195	$195,801
Metro Inc	118,811	3,166,455	761,583
National Bank of Canada	20,941	830,633	(91,873)
Open Text Corp	48,569	2,273,475	325,194
Quebecor Inc ‘B’	9,713	241,231	9,614
Ritchie Bros Auctioneers Inc	67,992	1,673,926	52,745
Royal Bank of Canada	55,643	4,329,192	(198,596)
Saputo Inc	14,081	348,376	100,797
Shaw Communications Inc ‘B’	87,319	1,675,787	19,323
SNC-Lavalin Group Inc	25,941	815,779	98,297
Suncor Energy Inc	31,211	685,307	122,521
Teck Resources Ltd ‘B’	40,676	310,645	(7,532)
The Bank of Nova Scotia	46,585	2,688,745	(88,910)
The Toronto-Dominion Bank	61,534	2,858,625	31,812
West Fraser Timber Co Ltd	56,628	2,275,391	998

			3,793,713

United States

Thomson Reuters Corp	10,271	415,662	(4,176)
Valeant Pharmaceuticals International Inc	8,319	278,289	(65,006)

			(69,182)

Total Long Positions			3,724,531

Short Positions:

Canada

Agnico Eagle Mines Ltd	(101,005)	(2,881,814)	(779,226)
Agrium Inc	(19,360)	(1,859,600)	163,618
AltaGas Ltd	(68,957)	(1,999,467)	159,452
ARC Resources Ltd	(19,565)	(273,545)	(1,745)
Canadian National Railway Co	(41,531)	(2,397,487)	(82,214)
Canadian Natural Resources Ltd	(33,266)	(878,252)	(6,347)
Canadian Pacific Railway Ltd	(3,325)	(960,537)	65,881

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Canadian Utilities Ltd ‘A’	(96,121)	($2,774,000)	($2,427)
Cenovus Energy Inc	(198,352)	(4,016,935)	531,322
DH Corp	(26,236)	(742,252)	(18,178)
Eldorado Gold Corp	(88,544)	(686,638)	(21,764)
Enbridge Inc	(193,964)	(7,868,992)	889,098
Encana Corp	(90,752)	(407,351)	(132,254)
Fortis Inc	(75,089)	(2,332,740)	(77,579)
Franco-Nevada Corp	(59,584)	(2,912,465)	(705,658)
Gildan Activewear Inc	(208,004)	(6,267,206)	(148,548)
Goldcorp Inc	(57,400)	(721,732)	(307,289)
Hudson’s Bay Co	(94,284)	(1,176,679)	(144,205)
Husky Energy Inc	(65,149)	(5,700,013)	261,392
Imperial Oil Ltd	(111,959)	(3,902,699)	447,069
Inter Pipeline Ltd	(65,454)	(1,116,609)	(181,147)
Keyera Corp	(12,851)	(381,380)	(2,070)
Manulife Financial Corp	(68,297)	(1,512,867)	198,542
Methanex Corp	(122,145)	(4,689,482)	778,921
Pembina Pipeline Corp	(106,833)	(3,134,418)	(276,355)
Potash Corp of Saskatchewan Inc	(128,519)	(3,458,940)	1,026,927

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
PrairieSky Royalty Ltd	(58,008)	($1,054,611)	($22,643)
Precision Drilling Corp	(614,220)	(2,963,078)	372,424
Restaurant Brands International Inc	(78,539)	(3,031,442)	(171,211)
Rogers Communications Inc ‘B’	(95,425)	(3,467,613)	(653,380)
Silver Wheaton Corp	(194,813)	(3,310,168)	(170,235)
Tourmaline Oil Corp	(80,367)	(2,083,119)	377,482
TransCanada Corp	(131,984)	(5,945,533)	(178,629)
Veresen Inc	(38,569)	(261,081)	5,161
Vermilion Energy Inc	(50,215)	(2,304,752)	502,962
Whitecap Resources Inc	(37,313)	(226,777)	8,336

			1,705,483

Total Short Positions			1,705,483

Total Long and Short Positions			5,430,014

Net Cash and Other Receivables (Payables) (3)			5,070,930

			$10,500,944

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/04/16	$9,017,892

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	58,774	$8,868,645	$558,075
Adecco SA	82,884	5,708,404	(350,455)
Baloise Holding AG	12,833	1,642,746	52,435
Clariant AG	46,917	990,005	(116,699)
Flughafen Zuerich AG	4,619	3,547,665	602,712
Galenica AG	1,398	1,972,565	118,096
GAM Holding AG	17,063	316,450	(77,700)
Geberit AG	2,977	1,174,674	100,631
Georg Fischer AG	672	530,311	4,868
Givaudan SA	674	1,513,128	87,513
Kuehne + Nagel International AG	4,584	677,029	(8,475)
Lonza Group AG	20,772	3,046,572	571,534
Partners Group Holding AG	2,176	847,303	129,173
Straumann Holding AG	955	271,741	49,051
Swiss Life Holding AG	15,037	3,661,356	402,882
Swiss Re AG	69,358	7,222,300	325,593
Zurich Insurance Group AG	8,168	3,485,010	(377,246)

			2,071,988

United States

Transocean Ltd	102,519	973,562	(83,446)

Total Long Positions			1,988,542

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Austria

ams AG	(25,337)	($809,966)	($36,851)

Switzerland

Aryzta AG	(61,917)	(3,174,505)	666,799
Barry Callebaut AG	(732)	(867,656)	54,280
Chocoladefabriken Lindt & Spruengli AG	(44)	(262,421)	(6,493)
Cie Financiere Richemont SA ‘A’ ~	(105,389)	(10,161,325)	2,004,053
Credit Suisse Group AG	(120,958)	(4,477,780)	1,337,809
Dufry AG	(42,941)	(5,047,306)	(125,847)
Julius Baer Group Ltd	(58,303)	(2,382,556)	(75,081)
LafargeHolcim Ltd	(104,126)	(5,653,359)	805,141
Nestle SA	(76,235)	(9,003,275)	18,021
Novartis AG	(27,171)	(2,027,281)	90,082
OC Oerlikon Corp AG	(63,533)	(752,425)	27,205
Roche Holding AG	(11,359)	(2,865,537)	146,353
SGS SA	(318)	(648,263)	(72,755)
Swisscom AG	(2,167)	(1,074,934)	(54,470)
UBS Group AG	(218,588)	(8,205,333)	924,628

			5,739,725

Total Short Positions			5,702,874

Total Long and Short Positions			7,691,416

Net Cash and Other Receivables (Payables) (3)			1,326,476

			$9,017,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	$20,542,358

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	86,110	$3,537,084	($216,056)
bpost SA	66,769	1,648,468	166,479
KBC Groep NV	26,245	2,440,172	(479,309)
Proximus SADP	112,796	4,505,545	(384,754)
Solvay SA	4,322	662,189	(220,044)

			(1,133,684)

Finland

Amer Sports OYJ	51,100	1,394,319	57,527
Cargotec OYJ ‘B’	36,254	1,190,415	(53,462)
Elisa OYJ	36,837	1,232,889	212,576
Kesko OYJ ‘B’	57,778	2,214,901	278,212
Neste OYJ	73,781	2,069,830	374,519
Orion OYJ ‘B’	46,036	1,533,071	(38,409)

			830,963

France

Atos SE	19,494	1,534,350	(2,776)
AXA SA	134,437	3,266,722	(290,598)
Cap Gemini SA	71,649	6,676,885	33,841
Christian Dior SE	2,336	469,249	(26,656)
Cie Generale des Etablissements Michelin	21,301	2,398,851	(134,121)
CNP Assurances	43,445	598,281	70,946
Dassault Systemes	4,219	386,015	11,635
Eiffage SA	32,564	2,024,075	425,535
Engie SA	82,745	1,273,785	(14,845)
Eutelsat Communications SA	37,684	1,310,924	(112,159)
Faurecia	61,437	2,252,921	11,919
Hermes International	765	385,180	(23,053)
Ipsen SA	4,471	246,430	8,012
Lagardere SCA	19,457	612,038	(105,808)
Numericable-SFR SAS	14,054	604,526	(31,420)
Orange SA	191,057	6,357,999	(19,219)
Peugeot SA	450,790	7,878,079	(245,513)
Publicis Groupe SA	39,430	3,317,712	(567,835)
Renault SA	15,815	1,550,183	(6,614)
Safran SA	43,892	3,365,447	(370,156)
Sanofi	34,066	4,527,882	(757,856)
SCOR SE	50,882	1,790,843	(42,016)
SEB SA	17,184	1,691,188	48,393
Societe BIC SA	9,569	1,521,643	(120,750)
Societe Television Francaise 1	30,867	423,594	(33,538)
Sodexo SA	20,729	2,342,185	89,866
Suez Environnement Co	29,463	522,408	7,486
Teleperformance	28,687	2,273,820	174,833
Thales SA	81,380	5,740,264	1,341,451
TOTAL SA	19,695	5,704,248	11,706
Valeo SA	11,237	1,723,417	88,027
Veolia Environnement SA	139,685	3,137,943	188,417
Vivendi SA	83,585	2,731,950	(349,033)

			(741,899)

Germany

Allianz SE	20,099	5,066,153	(126,392)
Aurubis AG	68,748	3,892,089	(543,482)
Brenntag AG	18,110	1,072,856	(62,363)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Covestro AG	8,632	$308,188	$8,687
Deutsche Lufthansa AG	272,137	4,079,277	343,055
Evonik Industries AG	41,704	1,485,194	(273,603)
Freenet AG	218,065	7,235,495	(851,105)
GEA Group AG	10,552	516,298	(3,592)
Hannover Rueck SE	17,712	2,203,857	209,337
HOCHTIEF AG	58,025	5,173,657	1,799,454
HUGO BOSS AG	30,013	2,904,907	(997,799)
KION Group AG	46,896	2,186,507	483,542
Krones AG	9,280	1,050,002	41,264
Merck KGaA	21,828	2,420,385	(403,167)
METRO AG	9,630	270,093	25,774
MTU Aero Engines AG	5,978	548,198	12,698
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,815	6,176,570	130,989
OSRAM Licht AG	113,621	5,504,726	186,453
ProSiebenSat.1 Media SE	54,979	3,050,896	(49,930)
Rheinmetall AG	35,677	2,485,415	297,819
Software AG	49,996	1,628,864	275,226
STADA Arzneimittel AG	6,664	220,873	41,346
Suedzucker AG	21,378	456,714	53,781
Symrise AG	17,204	1,117,802	54,927
Talanx AG	9,287	257,762	56,798
United Internet AG	6,669	368,340	(24,097)

			685,620

Italy

A2A SPA	2,142,076	2,551,235	191,931
Atlantia SPA	56,693	2,048,630	(33,888)
Autogrill SPA	236,817	2,300,887	(347,099)
Azimut Holding SPA	20,370	724,004	(32,038)
Banca Generali SPA	18,976	711,692	(42,618)
Banca Popolare di Milano Scarl	479,847	928,606	(192,505)
Davide Campari-Milano SPA	49,827	524,175	58,934
Enel SPA	185,394	741,726	74,617
Eni SPA	230,238	5,894,741	65,265
FinecoBank Banca Fineco SPA	49,571	579,030	39,900
Finmeccanica SPA	56,426	905,464	(57,313)
Hera SPA	235,642	671,153	15,863
Mediobanca SPA	97,030	914,774	(237,867)
Moncler SPA	118,171	2,147,590	(190,540)
Poste Italiane SPA	325,728	2,234,650	179,423
Prysmian SPA	331,100	7,768,350	(117,464)
Recordati SPA	90,284	2,195,524	8,650
Saipem SPA	584,042	241,036	(11,844)
Snam SPA	185,739	991,496	157,160
Unipol Gruppo Finanziario SPA	465,507	1,940,599	(109,572)
UnipolSai SPA	383,294	947,986	(89,521)

			(670,526)

Luxembourg

SES SA FDR ‘A’	22,972	997,006	(132,685)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Netherlands

Aegon NV	76,973	$904,837	($186,118)
Akzo Nobel NV	3,890	322,099	(31,533)
ASM International NV	18,045	730,308	63,602
Boskalis Westminster	86,190	4,489,124	(1,167,607)
Fugro NV CVA	110,187	1,537,758	536,536
Heineken NV	8,034	670,477	21,739
Koninklijke Ahold NV	224,448	4,543,368	440,851
Koninklijke Vopak NV	7,165	297,045	43,278
NN Group NV	126,630	4,184,380	(187,417)
Randstad Holding NV	91,863	5,745,718	(655,984)
Wolters Kluwer NV	107,831	3,777,643	847,022

			(275,631)

Portugal

Galp Energia SGPS SA	33,497	360,015	41,905
Jeronimo Martins SGPS SA	76,835	1,128,924	105,274
NOS SGPS SA	44,617	368,912	(80,366)

			66,813

Spain

Acciona SA	4,575	350,158	(2,952)
ACS Actividades de Construccion y Servicios SA	128,833	3,532,205	202,072
Almirall SA	92,717	1,760,547	(258,283)
Enagas SA	46,371	1,414,136	(33,366)
Endesa SA	257,520	4,995,171	(137,633)
Gamesa Corp Tecnologica SA	215,851	4,789,453	781,288
Gas Natural SDG SA	221,638	4,071,743	283,207
Iberdrola SA	745,731	6,416,339	(47,161)
Mediaset Espana Comunicacion SA	115,535	1,491,747	(193,993)
Repsol SA	281,165	2,720,001	294,648
Tecnicas Reunidas SA	8,392	240,233	(9,172)

			878,655

Switzerland

STMicroelectronics NV	56,992	319,681	(8,672)

United Kingdom

Dialog Semiconductor PLC	115,608	5,531,667	(547,317)
Fiat Chrysler Automobiles NV	198,195	1,445,357	76,106

			(471,211)

Total Long Positions			(972,257)

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	(51,726)	(6,192,819)	(189,209)
Telenet Group Holding NV	(9,463)	(485,221)	22,802
UCB SA	(36,215)	(2,797,041)	103,830
Umicore SA	(12,463)	(575,504)	(22,619)

			(85,196)

Finland

Nokia OYJ	(527,257)	(3,626,516)	638,381
Nokian Renkaat OYJ	(19,998)	(729,575)	29,493
Wartsila OYJ	(13,976)	(596,740)	(22,094)

			645,780

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Accor SA	(24,600)	($1,055,563)	$55,454
Air Liquide SA	(24,694)	(2,637,910)	(89,116)
Airbus Group SE	(36,937)	(2,699,883)	218,332
Alstom SA	(104,287)	(2,480,602)	(92,935)
Arkema SA	(10,998)	(942,286)	41,442
BNP Paribas SA	(29,422)	(3,088,496)	390,146
Bollore SA	(606,956)	(3,063,789)	786,604
Bureau Veritas SA	(33,518)	(683,424)	(35,912)
Carrefour SA	(124,584)	(4,486,601)	953,453
Cie de Saint-Gobain	(28,131)	(1,125,368)	(57,187)
Credit Agricole SA	(29,422)	(326,666)	14,418
Danone SA	(81,428)	(5,920,100)	213,662
Edenred	(204,826)	(3,880,323)	22,070
Electricite de France SA	(320,435)	(5,653,904)	2,244,627
Essilor International SA	(27,492)	(3,313,552)	14,265
Iliad SA	(3,357)	(814,221)	(22,152)
Ingenico Group SA	(18,068)	(2,004,211)	(36,155)
Kering	(11,731)	(2,094,969)	46,323
L’Oreal SA	(11,464)	(2,016,172)	1,949
Legrand SA	(5,979)	(326,206)	(2,074)
Natixis SA	(412,988)	(2,026,317)	27,515
Orpea	(17,976)	(1,444,267)	(16,843)
Pernod Ricard SA	(7,049)	(843,272)	75,842
Plastic Omnium SA	(51,348)	(1,575,868)	(142,260)
Remy Cointreau SA	(4,773)	(330,192)	(18,959)
Schneider Electric SE	(54,929)	(7,595,709)	754,752
Technip SA	(11,764)	(1,363,249)	8,378
Zodiac Aerospace	(381,725)	(11,910,219)	4,370,635

			9,726,274

Germany

adidas AG	(13,184)	(1,900,589)	(427,540)
Axel Springer SE	(10,634)	(561,233)	7,004
BASF SE	(51,984)	(5,449,687)	1,255,994
Bayer AG	(13,166)	(1,546,309)	31,530
Bayerische Motoren Werke AG	(68,956)	(6,518,501)	330,132
Commerzbank AG	(169,280)	(2,547,347)	770,595
Continental AG	(10,435)	(2,618,496)	110,595
Daimler AG	(75,978)	(5,176,951)	(557,558)
Deutsche Bank AG	(154,724)	(4,907,005)	790,084
Deutsche Telekom AG	(229,898)	(4,093,437)	117,489
Duerr AG	(15,071)	(1,035,356)	(102,688)
E.ON SE	(190,435)	(2,492,472)	98,021
Fresenius Medical Care AG & Co KGaA	(21,728)	(1,856,774)	(24,585)
HeidelbergCement AG	(5,805)	(463,647)	(40,014)
Infineon Technologies AG	(102,224)	(2,027,861)	(159,559)
Rocket Internet SE ~	(15,320)	(452,428)	42,775
RWE AG	(503,888)	(6,929,585)	429,535
SAP SE	(53,488)	(4,403,020)	(172,370)
Siemens AG	(19,518)	(2,089,909)	73,640
Telefonica Deutschland Holding AG	(224,631)	(1,277,033)	95,178
thyssenkrupp AG	(34,183)	(715,214)	(20,748)
Volkswagen AG Preferred	(11,830)	(3,035,571)	(41,128)
Zalando SES ~	(40,247)	(1,303,174)	32,673

			2,639,055

Italy

Assicurazioni Generali SPA	(80,111)	(1,136,440)	4,151
Banca Mediolanum SPA	(120,314)	(886,982)	(42,364)
Banca Popolare dell’Emilia Romagna SC	(97,207)	(519,897)	82,437
Banco Popolare SC	(58,646)	(517,304)	138,994
Intesa Sanpaolo SPA	(950,982)	(2,539,616)	9,741

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Mediaset SPA	(278,099)	($976,853)	($161,807)
Telecom Italia SPA	(1,875,750)	(2,140,984)	158,055
Unione di Banche Italiane SPA	(563,721)	(2,334,238)	309,598

			498,805

Luxembourg

APERAM SA	(7,551)	(238,567)	(36,247)
Eurofins Scientific SE	(1,229)	(439,215)	4,259
Tenaris SA	(377,533)	(5,544,179)	457,688

			425,700

Netherlands

Altice NV ‘A’	(102,484)	(5,504,910)	126,877
ASML Holding NV	(39,353)	(4,512,970)	326,593
Gemalto NV	(5,682)	(363,536)	(38,719)
Koninklijke KPN NV	(1,128,677)	(4,285,432)	(338,354)
Koninklijke Philips NV	(63,776)	(3,256,574)	(1,093)
SBM Offshore NV	(277,537)	(3,555,156)	118,188

			193,492

Portugal

Banco Comercial Portugues SA	(12,120,940)	(892,140)	120,876
EDP - Energias de Portugal SA	(534,620)	(1,938,015)	107,055

			227,931

Spain

Amadeus IT Holding SA ‘A’	(60,619)	(2,485,880)	(27,914)
Atresmedia Corp de Medios de Comunicacion SA	(96,554)	(971,863)	(51,094)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria SA	(143,150)	($925,839)	$29,263
Banco de Sabadell SA	(945,293)	(1,545,406)	(91,739)
Banco Popular Espanol SA	(908,165)	(5,118,951)	2,213,710
Bankia SA	(1,198,075)	(2,172,898)	537,010
Bankinter SA	(310,320)	(2,110,596)	(28,395)
CaixaBank SA	(804,556)	(2,390,575)	118,690
Cellnex Telecom SAU ~	(225,669)	(3,819,513)	331,188
Distribuidora Internacional de Alimentacion SA	(237,170)	(1,468,386)	165,478
Grifols SA	(83,308)	(1,788,743)	5,336
Obrascon Huarte Lain SA	(107,423)	(1,235,335)	(90,330)
Telefonica SA	(208,746)	(2,235,958)	15,119
Zardoya Otis SA	(60,271)	(629,145)	(55,527)

			3,070,795

United Kingdom

CNH Industrial NV	(1,311,805)	(10,666,752)	1,611,290
RELX NV	(78,670)	(1,350,798)	3,697

			1,614,987

United States

QIAGEN NV	(38,454)	(842,614)	17,094

Total Short Positions			18,974,717

Total Long and Short Positions			18,002,460

Net Cash and Other Receivables (Payables) (3)			2,539,898

			$20,542,358

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/09/16	$9,786,574

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

ABC-Mart Inc	5,000	$280,642	$15,929
Ajinomoto Co Inc	180,000	4,028,759	(163,219)
Alfresa Holdings Corp	27,800	485,039	45,513
Alps Electric Co Ltd	78,200	1,429,918	20,846
Amada Holdings Co Ltd	292,600	2,718,867	40,084
Aozora Bank Ltd	148,000	727,224	(95,208)
Asahi Kasei Corp	305,000	3,164,833	(985,562)
Astellas Pharma Inc	287,800	4,446,849	(907,595)
Bandai Namco Holdings Inc	301,200	6,180,415	72,182
Bridgestone Corp	82,000	3,425,170	(75,347)
Central Japan Railway Co	13,200	4,109,063	(167,977)
Chubu Electric Power Co Inc	605,500	8,505,223	(505,266)
Dai Nippon Printing Co Ltd	98,000	999,454	(193,879)
Daicel Corp	273,700	3,324,116	187,536
DeNA Co Ltd	250,900	3,899,353	268,728
Dentsu Inc	9,100	444,565	8,929
Disco Corp	17,400	2,168,847	(166,871)
Don Quijote Holdings Co Ltd	49,400	2,310,525	(305,316)
Ezaki Glico Co Ltd	12,700	656,763	(61,853)
Fuji Electric Co Ltd	191,000	902,459	(289,945)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Fuji Heavy Industries Ltd	247,500	$10,645,279	($194,105)
FUJIFILM Holdings Corp	34,800	1,399,874	(77,295)
Fujitsu Ltd	152,803	896,386	(280,983)
Hakuhodo DY Holdings Inc	128,100	1,370,170	5,273
Haseko Corp	563,100	6,388,995	(1,610,841)
Hitachi Chemical Co Ltd	110,000	1,907,298	39,759
Hitachi High-Technologies Corp	93,000	2,448,330	(450)
Hitachi Metals Ltd	158,800	2,485,218	(828,263)
Hokuhoku Financial Group Inc	406,000	974,670	(535,115)
Hokuriku Electric Power Co	17,400	245,655	521
Hoshizaki Electric Co Ltd	6,100	385,476	85,985
Hoya Corp	218,300	8,481,085	(786,545)
Ibiden Co Ltd	23,500	445,838	(167,418)
Idemitsu Kosan Co Ltd	68,400	1,109,896	69,196
Inpex Corp	328,100	2,839,121	(521,151)
Isuzu Motors Ltd	293,400	3,895,173	(1,119,409)
ITOCHU Corp	96,800	1,193,894	(82,650)
Itochu Techno-Solutions Corp	124,400	2,490,102	(246,919)
Izumi Co Ltd	19,500	1,024,073	(69,038)
Japan Airlines Co Ltd	245,200	8,176,655	305,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Japan Petroleum Exploration Co Ltd	110,600	$2,861,541	($505,585)
JSR Corp	163,100	2,771,136	(603,682)
JTEKT Corp	214,700	3,098,926	(392,989)
JX Holdings Inc	763,200	2,903,277	(146,525)
Kajima Corp	280,000	1,913,733	379,550
Kaken Pharmaceutical Co Ltd	52,700	4,615,017	(1,726,319)
Kamigumi Co Ltd	91,000	797,529	8,443
Kaneka Corp	274,000	2,284,697	22,565
KDDI Corp	37,900	898,125	47,781
Kewpie Corp	42,900	938,375	(62,496)
Koito Manufacturing Co Ltd	13,800	792,812	114,424
Konami Holdings Corp	136,293	3,029,917	769,880
Konica Minolta Inc	404,300	4,054,862	(864,470)
Kose Corp	4,200	337,842	51,634
Kuraray Co Ltd	68,300	793,442	38,273
Kurita Water Industries Ltd	13,700	365,632	(52,331)
LIXIL Group Corp	38,700	844,784	(54,736)
Mazda Motor Corp	169,114	3,051,030	(58,022)
Medipal Holdings Corp	193,300	3,293,678	(506,907)
MEIJI Holdings Co Ltd	6,400	420,950	76,753
Mitsubishi Chemical Holdings Corp	417,700	2,584,958	(569,927)
Mitsubishi Electric Corp	520,000	7,529,223	(1,313,726)
Mitsubishi Motors Corp	1,169,500	10,110,870	(1,939,796)
Mitsubishi Tanabe Pharma Corp	363,400	6,171,817	(393,626)
Mitsui & Co Ltd	99,500	1,844,900	(330,129)
Mitsui Chemicals Inc	633,000	2,326,390	(285,841)
Mixi Inc	167,300	6,344,379	(578,632)
Mizuho Financial Group Inc	434,800	1,487,036	(252,972)
MS&AD Insurance Group Holdings Inc	121,300	3,608,896	(520,922)
Murata Manufacturing Co Ltd	14,200	2,345,649	(527,701)
Nexon Co Ltd	253,500	3,732,798	386,875
NHK Spring Co Ltd	250,400	2,439,524	(175,039)
Nikon Corp	15,100	238,688	(7,601)
Nintendo Co Ltd	8,300	2,030,301	(598,508)
Nippon Express Co Ltd	754,000	3,905,427	(741,182)
Nippon Shokubai Co Ltd	50,100	3,087,002	(663,140)
Nippon Telegraph & Telephone Corp	145,900	5,847,140	594,018
Nippon Yusen KK	1,182,000	3,183,298	(865,566)
Nisshin Seifun Group Inc	32,500	543,650	(30,395)
Nitori Holdings Co Ltd	13,800	1,162,059	13,735
Nitto Denko Corp	34,800	2,407,631	(572,538)
NOK Corp	211,100	6,816,135	(3,136,317)
Nomura Research Institute Ltd	47,690	1,772,297	(280,730)
NSK Ltd	126,400	1,189,163	(58,272)
NTN Corp	347,000	1,165,234	(85,620)
Obic Co Ltd	14,200	671,806	52,682
Omron Corp	42,500	2,036,614	(720,239)
Oracle Corp Japan	21,800	965,507	180,933
Osaka Gas Co Ltd	691,000	2,747,892	(193,005)
Otsuka Corp	87,600	4,234,025	70,691
Otsuka Holdings Co Ltd	190,200	6,812,724	32,858
Panasonic Corp	646,300	10,530,884	(3,871,281)
Pola Orbis Holdings Inc	68,600	4,346,405	980,191
Recruit Holdings Co Ltd	93,300	3,470,033	(377,956)
Resona Holdings Inc	409,000	2,330,970	(890,584)
Rohm Co Ltd	76,300	4,242,042	(1,210,271)
Sankyo Co Ltd	76,785	2,881,850	(117,512)
Santen Pharmaceutical Co Ltd	334,800	4,782,547	170,783
Sekisui Chemical Co Ltd	378,700	5,265,445	(490,699)
Shimadzu Corp	114,000	1,737,250	(103,489)
Shimamura Co Ltd	31,200	3,022,914	646,421
Shimizu Corp	132,000	1,388,378	125,111
Shin-Etsu Chemical Co Ltd	26,400	2,024,119	(387,523)
Shionogi & Co Ltd	26,000	1,124,621	26,996

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SMC Corp	1,500	$344,023	$1,971
Sojitz Corp	5,209,000	10,593,491	(317,690)
Sompo Japan Nipponkoa Holdings Inc	112,600	3,843,603	(925,563)
Sony Corp	76,300	2,486,781	(470,472)
Sugi Holdings Co Ltd	46,300	2,262,616	85,472
Sumitomo Chemical Co Ltd	679,000	3,325,972	(381,015)
Sumitomo Electric Industries Ltd	26,100	320,462	(3,719)
Sumitomo Heavy Industries Ltd	382,000	3,180,189	(883,343)
Sumitomo Rubber Industries Ltd	155,600	2,673,271	(380,168)
Sundrug Co Ltd	24,100	1,568,439	173,824
Suruga Bank Ltd	36,000	794,134	(186,879)
Suzuken Co Ltd	131,000	4,584,194	(374,762)
Suzuki Motor Corp	112,200	3,001,538	35,012
T&D Holdings Inc	210,300	2,838,843	(1,058,160)
Taiheiyo Cement Corp	1,144,000	2,883,799	(314,925)
TDK Corp	9,000	2,296,178	(195,145)
Teijin Ltd	599,000	2,051,773	(58,219)
The Bank of Yokohama Ltd +	209,000	1,330,194	(502,828)
The Chiba Bank Ltd	109,000	873,571	(403,125)
The Chugoku Bank Ltd	25,700	398,674	(168,568)
The Dai-ichi Life Insurance Co Ltd	427,800	7,136,060	(2,117,156)
The Gunma Bank Ltd	104,000	741,130	(382,997)
The Hachijuni Bank Ltd	96,000	723,163	(379,097)
The Hiroshima Bank Ltd	77,000	460,434	(223,483)
The Iyo Bank Ltd	38,900	481,356	(273,823)
Toho Gas Co Ltd	119,000	797,860	18,054
Tohoku Electric Power Co Inc	280,600	3,887,128	(604,307)
Tokio Marine Holdings Inc	23,800	1,108,234	(188,311)
Tokyo Electric Power Co Inc	1,260,500	6,962,193	(157,925)
Tokyo Gas Co Ltd	986,000	5,135,950	(753,921)
Toppan Printing Co Ltd	317,000	2,697,929	(97,177)
Tosoh Corp	568,000	2,313,352	32,055
Toyo Suisan Kaisha Ltd	29,700	1,085,144	(22,705)
Toyoda Gosei Co Ltd	28,400	589,008	(59,383)
Toyota Boshoku Corp	151,000	2,519,940	(123,569)
Toyota Tsusho Corp	56,000	1,176,440	80,117
Trend Micro Inc	8,900	338,047	2,248
Tsuruha Holdings Inc	24,000	2,437,396	113,973
West Japan Railway Co	33,100	1,902,463	39,746
Yamaguchi Financial Group Inc	48,000	628,808	(253,854)
Yamazaki Baking Co Ltd	29,000	607,238	3,653

			(43,422,651)

Total Long Positions			(43,422,651)

Short Positions:

Japan

Advantest Corp	(38,700)	(313,891)	(26,114)
Aeon Co Ltd	(392,200)	(4,902,978)	(447,875)
AEON Financial Service Co Ltd	(144,400)	(3,451,737)	154,469
Aisin Seiki Co Ltd	(61,700)	(2,526,930)	262,630
ANA Holdings Inc	(700,000)	(1,989,651)	141,953
Asahi Glass Co Ltd	(234,000)	(1,307,075)	91,218
Asahi Group Holdings Ltd	(12,100)	(492,255)	37,380
Asics Corp	(112,300)	(2,692,445)	777,373
Brother Industries Ltd	(37,200)	(398,076)	(12,370)
Calbee Inc	(17,900)	(735,068)	28,668
Canon Inc	(22,000)	(704,458)	21,810
Century Tokyo Leasing Corp	(8,769)	(301,482)	(21,263)
Chiyoda Corp	(273,000)	(2,537,755)	669,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Chugai Pharmaceutical Co Ltd	(89,800)	($2,940,747)	$302,169
Citizen Holdings Co Ltd	(87,700)	(597,533)	141,750
Credit Saison Co Ltd	(182,200)	(3,456,396)	514,906
Daikin Industries Ltd	(51,200)	(4,470,402)	(48,501)
Daiwa Securities Group Inc	(487,000)	(3,435,407)	547,140
Denso Corp	(175,200)	(8,456,988)	2,073,528
Eisai Co Ltd	(48,600)	(3,246,310)	501,593
Electric Power Development Co Ltd	(33,300)	(1,066,484)	56,989
FamilyMart Co Ltd	(39,300)	(1,920,115)	(92,475)
Fast Retailing Co Ltd	(15,300)	(7,104,106)	1,092,209
Hamamatsu Photonics KK	(141,796)	(3,738,380)	(31,638)
Hirose Electric Co Ltd	(14,100)	(1,945,946)	517,332
Hitachi Construction Machinery Co Ltd	(76,700)	(1,161,908)	19,275
Hitachi Ltd	(497,000)	(3,885,790)	1,168,626
Honda Motor Co Ltd	(191,500)	(7,717,941)	2,024,551
IHI Corp	(3,145,000)	(12,407,187)	5,898,327
Iida Group Holdings Co Ltd	(12,700)	(239,926)	(5,584)
Isetan Mitsukoshi Holdings Ltd	(302,100)	(5,991,253)	1,660,229
J Front Retailing Co Ltd	(214,000)	(4,744,517)	942,992
Japan Display Inc	(667,500)	(3,686,736)	1,566,414
Japan Tobacco Inc	(88,500)	(3,587,755)	(259,833)
JFE Holdings Inc	(208,600)	(3,545,858)	884,921
JGC Corp	(82,000)	(2,126,137)	449,603
Kakaku.com Inc	(45,300)	(875,553)	53,769
Kansai Paint Co Ltd	(51,100)	(751,474)	(65,585)
Kao Corp	(13,900)	(650,697)	(46,291)
Kawasaki Heavy Industries Ltd	(88,000)	(234,138)	(18,178)
Keihan Electric Railway Co Ltd	(91,000)	(639,194)	5,062
Keikyu Corp	(202,000)	(1,724,716)	(2,891)
Keio Corp	(176,000)	(1,465,832)	(6,757)
Keisei Electric Railway Co Ltd	(71,000)	(938,867)	(41,112)
Keyence Corp	(3,200)	(1,703,254)	(33,434)
Kikkoman Corp	(57,000)	(1,672,570)	(110,496)
Kintetsu Group Holdings Co Ltd	(744,000)	(2,608,886)	(238,930)
Kirin Holdings Co Ltd	(226,700)	(3,296,063)	125,922
Kobe Steel Ltd	(1,668,000)	(1,547,494)	123,645
Komatsu Ltd	(169,600)	(3,240,336)	576,914
Kubota Corp	(235,000)	(3,733,268)	795,398
Kyocera Corp	(23,500)	(1,823,929)	285,140
Kyowa Hakko Kirin Co Ltd	(52,300)	(832,112)	(3,099)
Kyushu Electric Power Co Inc	(1,048,000)	(13,589,588)	2,544,122
M3 Inc	(11,500)	(278,712)	(10,722)
Makita Corp	(29,643)	(1,582,523)	(153,705)
Marubeni Corp	(263,300)	(1,185,412)	(80,636)
Marui Group Co Ltd	(572,447)	(7,014,970)	(942,192)
Minebea Co Ltd	(343,000)	(5,021,067)	2,742,382
MISUMI Group Inc	(120,900)	(1,675,059)	(45,724)
Mitsubishi Corp	(22,300)	(425,794)	(19,327)
Mitsubishi Heavy Industries Ltd	(655,000)	(3,354,030)	785,471
Mitsubishi Logistics Corp	(237,000)	(3,123,437)	163,620
Mitsubishi UFJ Financial Group Inc	(134,800)	(661,057)	35,918
Mitsui OSK Lines Ltd	(3,824,000)	(10,153,885)	3,020,574
Nagoya Railroad Co Ltd	(200,000)	(959,350)	32,199
NGK Insulators Ltd	(45,000)	(1,193,253)	247,965
NGK Spark Plug Co Ltd	(251,700)	(6,773,811)	2,465,736
Nidec Corp	(102,200)	(7,821,224)	1,387,344
Nippon Electric Glass Co Ltd	(46,000)	(460,806)	6,567
Nippon Paint Holdings Co Ltd	(221,700)	(5,216,353)	678,423

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nippon Steel & Sumitomo Metal Corp	(162,200)	($3,069,999)	$155,030
Nissan Motor Co Ltd	(598,700)	(5,835,987)	236,448
Nomura Holdings Inc	(333,500)	(2,149,798)	798,642
NTT Data Corp	(5,100)	(320,675)	(13,971)
Odakyu Electric Railway Co Ltd	(444,000)	(4,648,249)	(19,683)
Oji Holdings Corp	(97,000)	(427,877)	65,775
Olympus Corp	(25,500)	(1,276,557)	(22,948)
Ono Pharmaceutical Co Ltd	(64,500)	(1,681,082)	(1,045,944)
Oriental Land Co Ltd	(100,900)	(5,810,831)	(923,765)
ORIX Corp	(80,200)	(1,146,184)	2,962
Park24 Co Ltd	(43,000)	(1,166,624)	(28,331)
Pigeon Corp	(210,900)	(4,803,670)	(572,313)
Rakuten Inc	(295,100)	(3,641,876)	879,534
Ricoh Co Ltd	(895,700)	(9,195,728)	631,738
Rinnai Corp	(16,700)	(1,333,041)	(61,327)
Ryohin Keikaku Co Ltd	(3,000)	(619,494)	(10,774)
Sega Sammy Holdings Inc	(36,200)	(664,146)	139,516
Seibu Holdings Inc	(79,200)	(2,354,638)	586,227
Seiko Epson Corp	(70,700)	(1,011,897)	(61,942)
Sekisui House Ltd	(93,900)	(1,632,545)	47,000
Seven & i Holdings Co Ltd	(17,600)	(746,278)	1,356
Seven Bank Ltd	(216,200)	(880,911)	(35,521)
Shikoku Electric Power Co Inc	(143,400)	(2,125,339)	278,611
Shimano Inc	(29,300)	(4,518,796)	136,556
Shinsei Bank Ltd	(1,009,000)	(1,313,437)	(1,684)
Shiseido Co Ltd	(132,900)	(2,835,505)	67,925
SoftBank Group Corp	(171,800)	(11,725,213)	2,835,501
Sohgo Security Services Co Ltd	(33,300)	(1,688,594)	(75,269)
Stanley Electric Co Ltd	(151,800)	(3,332,183)	61,335
Sumco Corp	(519,000)	(6,713,751)	2,747,811
Sumitomo Corp	(48,100)	(801,266)	124,266
Sumitomo Dainippon Pharma Co Ltd	(119,300)	(1,485,649)	75,592
Sumitomo Metal Mining Co Ltd	(109,000)	(1,321,248)	349,858
Sumitomo Mitsui Financial Group Inc	(15,500)	(496,636)	25,695
Sumitomo Mitsui Trust Holdings Inc	(570,000)	(2,877,761)	1,014,159
Suntory Beverage & Food Ltd	(50,700)	(2,271,052)	1,797
Sysmex Corp	(6,300)	(365,262)	(26,808)
Taisei Corp	(194,000)	(1,124,702)	(92,860)
Taisho Pharmaceutical Holdings Co Ltd	(6,700)	(543,628)	15,069
Taiyo Nippon Sanso Corp	(111,900)	(1,053,056)	(5,183)
Takashimaya Co Ltd	(179,000)	(2,308,666)	253,044
Terumo Corp	(30,800)	(892,315)	(151,476)
The Bank of Kyoto Ltd	(124,000)	(806,823)	1,910
The Chugoku Electric Power Co Inc	(257,200)	(3,713,685)	155,977
The Yokohama Rubber Co Ltd	(93,900)	(1,627,806)	(150,018)
THK Co Ltd	(41,900)	(720,419)	(20,144)
Tobu Railway Co Ltd	(146,000)	(681,782)	(361)
Tokyu Corp	(171,000)	(1,443,781)	17,959
Toray Industries Inc	(67,000)	(664,159)	42,475
Toshiba Corp	(3,388,000)	(7,306,735)	1,148,161
TOTO Ltd	(24,700)	(1,189,128)	49,456
Toyo Seikan Group Holdings Ltd	(211,300)	(3,777,602)	16,414
Toyota Industries Corp	(87,600)	(4,769,566)	1,089,485
Toyota Motor Corp	(77,200)	(4,885,652)	347,496
Unicharm Corp	(452,900)	(9,704,265)	266,446
Yahoo Japan Corp	(924,200)	(4,852,835)	76,929
Yakult Honsha Co Ltd	(69,600)	(3,801,390)	983,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Yamada Denki Co Ltd	(59,000)	($294,251)	($7,733)
Yamaha Corp	(26,400)	(817,379)	22,566
Yamaha Motor Co Ltd	(124,100)	(2,025,826)	(22,294)
Yamato Holdings Co Ltd	(485,500)	(10,197,182)	1,200,801
Yaskawa Electric Corp	(470,600)	(6,725,159)	948,191
Yokogawa Electric Corp	(85,900)	(1,605,531)	207,689

			50,615,953

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

Total Short Positions			$50,615,953

Total Long and Short Positions			7,193,302

Net Cash and Other Receivables (Payables) (3)			2,593,272

			$9,786,574

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/04/16	$1,503,482

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Chr Hansen Holding AS	4,979	$279,222	$62,542
DSV AS	58,638	2,224,552	168,054
ISS AS	57,832	2,036,615	245,089
Novo Nordisk AS ‘B’	32,644	2,589,683	(129,167)
Pandora AS	46,944	6,596,677	734,242
TDC AS	590,388	2,713,376	90,686
Vestas Wind Systems AS	56,616	3,792,273	193,838

			1,365,284

Total Long Positions			1,365,284

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

AP Moeller - Maersk AS ‘B’	(664)	($917,835)	($35,136)
Carlsberg AS ‘B’	(22,669)	(2,037,175)	(159,623)
Coloplast AS ‘B’	(3,291)	(277,164)	(12,528)
Danske Bank AS	(27,921)	(731,601)	(15,760)
Novozymes AS ‘B’	(60,436)	(2,716,954)	(20,762)
Tryg AS	(93,471)	(1,774,173)	11,076

			(232,733)

Total Short Positions			(232,733)

Total Long and Short Positions			1,132,551

Net Cash and Other Receivables (Payables) (3)			370,931

			$1,503,482

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/04/16	$492,279

The following table represents the individual long and short positions and related values witin the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	79,053	$1,000,607	$341,798
Norsk Hydro ASA	223,895	1,664,788	(90,681)
Telenor ASA	83,543	1,306,714	(3,245)
Yara International ASA	44,416	2,354,458	(423,989)

			(176,117)

United Kingdom

Subsea 7 SA	131,928	788,274	178,421

Total Long Positions			2,304

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	(74,307)	($848,000)	$18,426
Gjensidige Forsikring ASA	(88,739)	(1,450,923)	(54,592)
Schibsted ASA ‘A’	(79,522)	(2,867,225)	501,101
Statoil ASA	(68,605)	(1,072,489)	26,973

			491,908

Total Short Positions			491,908

Total Long and Short Positions			494,212

Net Cash and Other Receivables (Payables) (3)			(1,933)

			$492,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($2,720,805)

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Luxembourg

Millicom International Cellular SA	12,869	$661,139	$12,266

Sweden

BillerudKorsnas AB	141,661	2,344,568	(127,668)
Boliden AB	184,431	5,166,312	(1,130,698)
Electrolux AB ‘B’	206,643	6,163,364	(897,978)
Husqvarna AB ‘B’	199,022	1,473,393	(48,126)
ICA Gruppen AB	7,846	288,361	(32,772)
NCC AB ‘B’	72,186	2,469,939	140,826
Securitas AB ‘B’	183,200	2,906,577	344,143
Skanska AB ‘B’	76,014	1,762,845	50,199
Swedish Match AB	67,768	2,330,959	(124,236)
Swedish Orphan Biovitrum AB	148,199	2,079,489	(55,198)
Tele2 AB ‘B’	216,037	2,944,929	(809,476)
TeliaSonera AB	500,000	3,467,150	(557,435)

			(3,248,419)

Total Long Positions			(3,236,153)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(35,316)	($651,474)	$93,561
Assa Abloy AB ‘B’	(183,557)	(3,489,089)	7,101
Atlas Copco AB ‘A’	(21,657)	(584,943)	67,838
Getinge AB ‘B’	(51,120)	(1,245,817)	123,043
Hennes & Mauritz AB ‘B’	(92,868)	(3,016,457)	53,800
Hexagon AB ‘B’	(37,423)	(1,354,381)	(57,405)
Nordea Bank AB	(78,769)	(789,255)	74,304
Sandvik AB	(129,018)	(1,649,540)	306,287
Skandinaviska Enskilda Banken AB ‘A’	(186,748)	(1,817,986)	105,665
Svenska Handelsbanken AB ‘A’	(277,000)	(3,392,680)	43,002
Swedbank AB	(134,590)	(2,628,515)	(145,872)
Volvo AB ‘B’	(179,944)	(3,289,392)	479,569

			1,150,893

Total Short Positions			1,150,893

Total Long and Short Positions			(2,085,260)

Net Cash and Other Receivables (Payables) (3)			(635,545)

			($2,720,805)

Total Basket Swaps			$105,800,350

(1)	The expiration dates may vary by the underlying investments in each basket swap.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	04/29/16	1	($15)	$-	($15)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	06/17/16	329	(439,120)	-	(439,120)

					($439,135)	$-	($439,135)

Total Swap Agreements					$105,361,215	$-	$105,361,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,171,299,845	$306,058,207	$865,241,638	$-
	Derivatives:
	Equity Contracts
	Futures	11,082,023	11,082,023	-	-
	Swaps	108,521,155	-	108,521,155	-

	Total Equity Contracts	119,603,178	11,082,023	108,521,155	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,975,739	-	8,975,739	-

	Total Assets - Derivatives	128,578,917	11,082,023	117,496,894	-

	Total Assets	1,299,878,762	317,140,230	982,738,532	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,827,747)	(1,827,747)	-	-
	Swaps	(3,159,940)	(439,135)	(2,720,805)	-

	Total Equity Contracts	(4,987,687)	(2,266,882)	(2,720,805)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(165,897)	-	(165,897)	-

	Total Liabilities - Derivatives	(5,153,584)	(2,266,882)	(2,886,702)	-

	Total Liabilities	(5,153,584)	(2,266,882)	(2,886,702)	-

	Total	$1,294,725,178	$314,873,348	$979,851,830	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Romania - 0.5%

Banca Transilvania SA *	1,506,600	$1,031,814
BRD-Groupe Societe Generale SA *	295,900	789,669
Electrica SA	247,600	774,786
OMV Petrom SA	8,074,500	493,324
Societatea Nationala de Gaze Naturale ROMGAZ SA	84,600	580,101
Societatea Nationala Nuclearelectrica SA	105,000	142,781
Transelectrica SA	121,700	911,123
Transgaz SA Medias	11,800	807,870

		5,531,468

Singapore - 0.7%

Yoma Strategic Holdings Ltd *	19,513,033	7,463,306

Total Common Stocks (Cost $14,335,662)		12,994,774

CLOSED-END MUTUAL FUND - 0.5%

Romania - 0.5%

Fondul Proprietatea SA *	28,780,556	5,650,575

Total Closed-End Mutual Fund (Cost $7,289,182)		5,650,575

	Principal Amount

CORPORATE BONDS & NOTES - 3.9%

Angola - 1.5%

Republic of Angola via Northern Lights 7.000% due 08/16/19 ~	$17,065,125	16,659,828

Azerbaijan - 0.6%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	6,500,000	6,176,950

Georgia - 1.1%

Bank of Georgia JSC 7.750% due 07/05/17 ~	11,382,000	11,833,865

Russia - 0.7%

Gazprom OAO 3.755% due 03/15/17 ~	EUR 5,375,000	6,216,903
Sberbank of Russia 5.400% due 03/24/17 ~	$1,468,000	1,504,700

		7,721,603

Total Corporate Bonds & Notes (Cost $42,014,110)		42,392,246

SENIOR LOAN NOTES - 0.6%

Ethiopia - 0.6%

Ethiopian Railways Corp 4.615% due 08/02/21 § +	6,700,000	6,266,992

Total Senior Loan Notes (Cost $6,250,956)		6,266,992

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.7%

United States - 0.7%

Fannie Mae (IO) 3.500% due 10/25/26 "	$8,059,625	$800,315
5.000% due 12/25/42 "	5,201,907	1,015,863
5.817% due 03/25/33 - 04/25/43 " §	12,313,057	2,154,260
Freddie Mac (IO) 5.814% due 02/15/33 - 05/15/43 " § ‡	12,013,393	2,234,326
6.184% due 05/15/36 " §	5,020,936	1,023,418

		7,228,182

Total Mortgage-Backed Securities (Cost $6,692,771)		7,228,182

FOREIGN GOVERNMENT BONDS & NOTES - 78.1%

Albania - 2.2%

Albania Government 5.750% due 11/12/20 ~	EUR 19,982,000	23,902,811

Argentina - 1.5%

Argentine Bonad 0.750% due 02/22/17	$3,853,000	3,565,682
0.750% due 06/09/17	4,050,000	3,654,922
0.750% due 09/21/17	3,744,471	3,360,738
1.750% due 10/28/16	3,699,000	3,526,553
2.400% due 03/18/18	2,714,152	2,416,572

		16,524,467

Armenia - 1.7%

Armenia Government 7.150% due 03/26/25 ~	19,235,000	19,031,109

Barbados - 1.2%

Barbados Government 6.625% due 12/05/35 ~	15,119,000	12,442,937
7.000% due 08/04/22 ~	979,000	971,658

		13,414,595

Belarus - 2.1%

Belarus International 8.950% due 01/26/18 ~	21,832,000	22,869,020

Cyprus - 2.6%

Cyprus Government 3.875% due 05/06/22 ~	EUR 6,565,000	7,645,117
4.625% due 02/03/20 ~	6,004,000	7,224,788
4.750% due 06/25/19 ~	10,841,000	13,051,458

		27,921,363

Dominican Republic - 3.2%

Dominican Republic 5.500% due 01/27/25 ~	$5,148,000	5,173,740
8.625% due 04/20/27 ~	6,820,000	7,723,650
10.400% due 05/10/19 ~	DOP 523,200,000	11,670,189
13.500% due 08/04/17 ~	29,400,000	676,031
14.000% due 06/08/18 ~	268,400,000	6,378,562
16.000% due 02/10/17 ~	144,600,000	3,340,947

		34,963,119

Ecuador - 5.0%

Ecuador Government 7.950% due 06/20/24 ~	$46,537,000	38,858,395
10.500% due 03/24/20 ~	16,802,000	15,205,810

		54,064,205

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Georgia - 0.8%

Georgia Government 6.875% due 04/12/21 ~	$6,620,000	$7,166,911
Georgia Treasury 10.750% due 07/09/17	GEL 415,000	180,521
13.375% due 03/10/18	3,820,000	1,709,096

		9,056,528

Honduras - 1.2%

Honduras Government 7.500% due 03/15/24 ~	$2,473,000	2,627,563
8.750% due 12/16/20 ~	9,517,000	10,682,832

		13,310,395

Iceland - 3.8%

Iceland Rikisbref 6.250% due 02/05/20	ISK 957,240,000	5,893,528
6.500% due 01/24/31	232,544,000	1,499,035
7.250% due 10/26/22	1,497,242,288	9,777,984
8.000% due 06/12/25	1,083,305,000	7,597,299
8.750% due 02/26/19	2,559,963,000	16,665,769

		41,433,615

Iraq - 4.0%

Iraq International 5.800% due 01/15/28 ~	$63,178,000	43,747,606

Ivory Coast - 1.1%

Ivory Coast Government 5.750% due 12/31/32 § ~	843,000	781,883
6.375% due 03/03/28 ~	11,268,000	10,704,600

		11,486,483

Kazakhstan - 4.4%

Kazakhstan Government 5.125% due 07/21/25 ~	34,140,000	35,275,155
6.500% due 07/21/45 ~	11,814,000	12,306,230

		47,581,385

Kenya - 3.2%

Kenya Government 6.875% due 06/24/24 ~	33,568,000	31,805,680
Kenya Infrastructure 11.000% due 10/12/26	KES 301,300,000	2,742,971

		34,548,651

Lebanon - 2.4%

Lebanon Government 4.500% due 04/22/16	$11,185,000	11,177,730
Lebanon Treasury 5.840% due 09/01/16	LBP 2,889,420,000	1,923,534
6.180% due 07/28/16	8,874,620,000	5,912,392
6.180% due 12/29/16	5,767,280,000	3,851,036
6.180% due 01/12/17	2,256,480,000	1,506,963
6.180% due 01/26/17	2,804,760,000	1,873,498

		26,245,153

Macedonia - 4.6%

Macedonia Government 3.975% due 07/24/21 ~	EUR 36,855,000	40,102,540
4.875% due 12/01/20 ~	8,975,000	10,208,648

		50,311,188

	Principal Amount	Value
Mongolia - 4.1%

Development Bank of Mongolia LLC 5.750% due 03/21/17 ~	$6,623,000	$6,409,587
Mongolia Government 4.125% due 01/05/18 ~	20,713,000	19,055,960
5.125% due 12/05/22 ~	17,987,000	14,061,085
10.875% due 04/06/21 ~	5,510,000	5,530,663

		45,057,295

New Zealand - 3.3%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 16,472,262	11,479,105
2.500% due 09/20/35 ^ ~	23,230,000	17,000,401
3.000% due 09/20/30 ^ ~	10,158,741	7,840,596

		36,320,102

Nigeria - 1.1%

Nigeria Government 5.125% due 07/12/18 ~	$11,836,000	11,762,025

Paraguay - 1.0%

Paraguay Government 6.100% due 08/11/44 ~	10,587,000	10,838,441

Russia - 4.1%

Russian Federal 7.050% due 01/19/28	RUB 1,956,229,000	25,341,180
7.600% due 07/20/22	145,987,000	2,032,540
8.150% due 02/03/27	1,194,963,000	16,945,762

		44,319,482

Rwanda - 1.5%

Rwanda Government 6.625% due 05/02/23 ~	$16,542,000	16,045,740

Serbia - 7.9%

Serbia Government 5.250% due 11/21/17 ~	4,028,000	4,161,432
5.875% due 12/03/18 ~	6,910,000	7,239,538
7.250% due 09/28/21 ~	904,000	1,012,480
Serbia Treasury 10.000% due 05/08/17	RSD 1,565,710,000	15,374,108
10.000% due 01/24/18	823,560,000	8,313,604
10.000% due 03/02/18	1,318,200,000	13,366,580
10.000% due 03/20/21	716,450,000	7,557,790
10.000% due 06/05/21	790,410,000	8,204,662
10.000% due 02/05/22	2,007,050,000	21,011,409

		86,241,603

Sri Lanka - 1.2%

Sri Lanka Government 5.875% due 07/25/22 ~	$3,607,000	3,411,457
6.250% due 07/27/21 ~	3,857,000	3,781,334
6.850% due 11/03/25 ~	3,905,000	3,741,884
10.000% due 10/01/22	LKR 285,960,000	1,720,823

		12,655,498

Tanzania - 3.3%

Tanzania Government 6.892% due 03/09/20 § ~	$35,043,590	35,569,244

Thailand - 1.6%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 644,859,489	17,628,471

Ukraine - 0.0%

Ukraine Government 7.750% due 09/01/19 ~	$546	516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Venezuela - 1.9%

Venezuela Government 7.650% due 04/21/25 ~	$1,972,000	$665,550
9.250% due 09/15/27	34,078,000	13,801,590
11.950% due 08/05/31 ~	15,804,700	6,321,880

		20,789,020

Zambia - 2.1%

Zambia Government 5.375% due 09/20/22 ~	3,991,000	3,053,115
8.500% due 04/14/24 ~	15,959,000	13,285,867
8.970% due 07/30/27 ~	8,066,000	6,694,780

		23,033,762

Total Foreign Government Bonds & Notes (Cost $883,366,981)		850,672,892

PURCHASED OPTIONS - 1.4%
(See Note (e) in Notes to Schedule of Investments) (Cost $14,610,034)		15,646,103

SHORT-TERM INVESTMENTS - 14.0%

Foreign Government Issues - 2.5%

Iceland Rikisvixill (Iceland) 2.823% due 06/15/16	ISK 42,556,000	254,062
3.399% due 04/15/16	311,130,000	1,875,038
Lebanon Treasury Bills (Lebanon) 3.180% due 04/14/16	LBP 1,012,810,000	670,819
4.940% due 04/14/16	3,086,760,000	2,044,467
4.960% due 07/28/16	2,127,150,000	1,390,899
4.995% due 05/26/16	2,475,890,000	1,631,740
4.995% due 06/23/16	1,343,630,000	882,537
4.995% due 07/28/16	5,158,440,000	3,372,997
5.136% due 06/02/16	985,860,000	649,242
5.280% due 05/19/16	2,829,420,000	1,866,235
5.286% due 12/15/16	1,124,240,000	720,244
5.355% due 12/01/16	5,517,720,000	3,542,244
5.355% due 12/15/16	4,810,880,000	3,082,090
5.355% due 01/19/17	538,870,000	343,494
5.355% due 02/02/17	1,133,130,000	720,905
5.738% due 05/05/16	1,616,810,000	1,068,242
5.749% due 04/21/16	2,263,530,000	1,498,013
6.436% due 04/07/16	691,900,000	458,636
7.296% due 04/07/16	1,927,690,000	1,277,798

		27,349,702

U.S. Treasury Bills - 3.2%

0.445% due 09/22/16 ‡	$15,000,000	14,972,745
0.513% due 06/16/16 ‡	20,000,000	19,992,200

		34,964,945

	Principal Amount	Value
Repurchase Agreement - 8.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $90,449,072; collateralized by Federal Home Loan Bank: 1.250% due 06/08/18 and value $6,378,750; and Freddie Mac: 1.250% due 06/29/18 and value $85,880,000)	$90,448,997	$90,448,997

Total Short-Term Investments (Cost $152,586,638)		152,763,644

TOTAL INVESTMENTS -100.4% (Cost $1,127,146,334)		1,093,615,408

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(4,155,424)

NET ASSETS - 100.0%		$1,089,459,984

Notes to Schedule of Investments

(a)	An investment with a value of $6,266,992 or 0.6% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, investments with a total aggregate value of $21,760,905 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (06/16)	9	($16,275)
Nikkei 225 Index (06/16)	4	(400)
TOPIX Index (06/16)	70	151,919

		135,244

Short Futures Outstanding
S&P 500 E-Mini Index (06/16)	55	(124,713)
U.S. 5-Year Interest Rate Swap (06/16)	826	(581,743)
U.S. 10-Year Interest Rate Swap (06/16)	1,079	(976,817)
U.S. 30-Year Interest Rate Swap (06/16)	33	(34,267)
U.S. Treasury 10-Year Notes (06/16)	311	72,891

		(1,644,649)

Total Futures Contracts		($1,509,405)

(d)	Forward foreign currency contracts outstanding as of March 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	87,595,000	USD	65,287,876	04/16	SCB	$1,830,814
AUD	27,722,029	USD	21,163,551	05/16	SCB	56,423
CNH	37,926,370	USD	5,788,518	06/16	SCB	61,198
CNH	166,107,951	USD	25,289,607	07/16	GSC	268,335
CNH	92,481,609	USD	14,077,420	07/16	SCB	152,120
CNY	71,135,000	USD	10,857,819	06/16	SCB	108,571
EUR	40,424,613	GBP	31,329,277	04/16	SCB	1,002,510
EUR	23,238,554	HUF	7,268,090,000	05/16	BOA	135,775
EUR	21,307,633	HUF	6,653,042,000	05/16	CIT	165,874
EUR	21,171,269	HUF	6,611,258,000	05/16	DUB	161,936

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	22,197,486	HUF	6,940,710,000	05/16	JPM	$136,126
EUR	2,924,345	SEK	27,850,000	04/16	BNP	(103,233)
EUR	7,175,023	USD	7,969,305	06/16	SCB	212,851
GBP	31,329,277	EUR	40,329,450	04/16	SCB	(894,224)
HUF	7,268,090,000	EUR	23,563,650	05/16	BOA	(506,033)
HUF	6,653,042,000	EUR	21,387,325	05/16	CIT	(256,640)
HUF	6,611,258,000	EUR	21,426,531	05/16	DUB	(452,668)
HUF	6,940,710,000	EUR	22,308,451	05/16	JPM	(262,506)
IDR	36,439,653,000	USD	2,692,254	04/16	BNP	76,447
IDR	88,507,797,000	USD	6,539,180	04/16	CIT	185,681
IDR	89,064,292,000	USD	6,525,512	04/16	GSC	244,364
IDR	94,280,551,000	USD	6,923,024	04/16	SCB	243,126
IDR	103,031,783,000	USD	7,543,875	05/16	BNP	254,876
IDR	165,708,915,000	USD	12,139,796	05/16	GSC	400,462
IDR	90,140,366,000	USD	6,590,879	05/16	JPM	236,559
IDR	72,879,305,000	USD	5,336,016	05/16	SCB	182,578
INR	3,629,667,000	USD	52,897,874	05/16	BNP	1,626,190
JPY	2,157,767,000	USD	17,685,600	05/16	GSC	1,513,463
JPY	2,114,996,000	USD	17,339,017	05/16	SCB	1,479,484
MXN	297,183,000	USD	16,448,485	04/16	MSC	727,343
MXN	295,780,000	USD	15,674,200	05/16	JPM	1,375,889
NZD	17,597,000	USD	12,119,054	06/16	GSC	2,565
NZD	36,053,287	USD	24,815,477	06/16	JPM	15,037
NZD	17,598,000	USD	12,103,640	06/16	SCB	18,667
OMR	7,569,000	USD	19,659,740	04/16	BNP	(5,105)
OMR	7,569,000	USD	19,575,338	04/16	BNP	79,298
OMR	1,626,000	USD	4,201,659	05/16	BNP	14,533
OMR	15,286,000	USD	39,481,365	06/16	BNP	114,542
RON	29,919,000	EUR	6,683,719	05/16	BNP	9,690
RON	4,511,000	EUR	1,007,955	05/16	DUB	1,204
RON	55,563,216	EUR	12,303,889	02/17	BNP	21,469
RON	49,859,000	EUR	11,053,985	03/17	BNP	437
RON	36,297,965	EUR	8,055,320	03/17	BOA	(8,108)
RON	59,586,000	EUR	13,220,600	03/17	DUB	(10,565)
RON	33,800,000	EUR	7,478,703	03/17	DUB	19,306
RUB	122,878,184	USD	1,799,358	04/16	DUB	20,614
SAR	28,196,000	USD	7,464,591	04/16	BNP	51,628
SEK	190,107,000	EUR	20,259,063	04/16	BNP	366,363
SEK	192,035,014	EUR	20,591,138	04/16	GSC	226,804
SEK	190,374,446	EUR	20,316,251	04/16	SCB	334,659
TWD	32,189,000	USD	996,101	04/16	BNP	5,288
TWD	346,580,000	USD	10,726,212	04/16	DUB	56,214
TWD	168,340,000	USD	5,208,540	04/16	SCB	28,674
TWD	807,044,000	USD	24,995,853	01/17	BNP	106,995
TWD	201,812,000	USD	6,246,116	01/17	BOA	31,183
TWD	189,359,000	USD	5,877,064	01/17	CIT	12,888
TWD	318,243,000	USD	9,854,104	01/17	DUB	44,744
TWD	189,508,000	USD	5,878,951	01/17	GSC	15,635
TWD	106,783,000	USD	3,308,536	01/17	JPM	12,915
TWD	416,437,000	USD	12,858,737	02/17	BNP	94,404
TWD	184,187,000	USD	5,732,555	02/17	CIT	(3,477)
TWD	544,253,000	USD	16,824,284	02/17	GSC	104,533
TWD	259,898,000	USD	8,056,355	02/17	SCB	27,690
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,201,822)
USD	62,091,789	AUD	87,595,000	04/16	SCB	(5,026,901)
USD	19,588,663	AUD	27,722,029	05/16	SCB	(1,631,311)
USD	7,522,728	CAD	10,087,000	06/16	GSC	(244,453)
USD	2,927,813	CLP	2,096,021,000	05/16	BNP	(189,407)
USD	16,351,030	CNH	109,061,370	06/16	SCB	(470,459)
USD	24,803,302	CNH	166,107,951	07/16	GSC	(754,640)
USD	13,717,440	CNH	92,481,609	07/16	SCB	(512,099)
USD	5,467,401	CNH	36,227,000	11/16	BOA	(74,499)
USD	13,473,826	CNH	89,076,000	11/16	CIT	(149,172)
USD	6,699,637	CNH	44,298,000	11/16	DUB	(69,812)
USD	19,217,250	CNH	127,351,000	11/16	GSC	(263,113)
USD	16,104,503	CNH	106,487,000	11/16	SCB	(168,429)
USD	3,882,012	CNH	26,157,000	12/16	BNP	(110,212)
USD	5,964,608	CNH	40,279,000	12/16	SCB	(182,186)
USD	4,087,124	CNH	28,297,000	01/17	SCB	(224,603)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,516,063	CNH	44,723,000	02/17	CIT	($280,435)
USD	12,842,854	CNH	88,145,000	02/17	SCB	(552,432)
USD	8,218,132	CNH	54,252,000	03/17	CIT	(5,232)
USD	7,450,606	CNH	49,174,000	03/17	GSC	(7,006)
USD	6,566,616	CNH	43,274,000	03/17	GSC	7,266
USD	10,784,038	CNH	71,133,000	03/17	SCB	(3,824)
USD	9,845,290	CNH	64,910,000	03/17	SCB	6,417
USD	28,352,799	EUR	25,461,628	05/16	DUB	(660,312)
USD	66,429,834	EUR	59,842,077	06/16	GSC	(1,797,409)
USD	110,258,030	EUR	99,226,192	06/16	SCB	(2,895,539)
USD	27,745,254	EUR	24,706,150	07/16	JPM	(444,839)
USD	44,280,528	GBP	30,785,000	06/16	GSC	58,460
USD	9,384,385	INR	638,232,000	05/16	BNP	(202,997)
USD	17,634,578	JPY	2,157,767,000	05/16	GSC	(1,564,484)
USD	17,294,922	JPY	2,114,996,000	05/16	SCB	(1,523,579)
USD	7,508,798	NOK	64,395,000	06/16	SCB	(270,574)
USD	4,065,608	NZD	6,338,400	04/16	MSC	(311,993)
USD	9,202,460	NZD	13,781,379	05/16	BNP	(302,276)
USD	1,093,780	NZD	1,654,162	05/16	CIT	(47,062)
USD	10,116,153	NZD	15,212,742	05/16	DUB	(375,766)
USD	7,454,723	NZD	11,261,481	05/16	JPM	(310,909)
USD	8,515,798	NZD	12,748,678	05/16	SCB	(279,385)
USD	11,837,854	NZD	17,597,000	06/16	GSC	(283,765)
USD	23,015,949	NZD	34,318,868	06/16	JPM	(620,041)
USD	11,846,974	NZD	17,598,000	06/16	SCB	(275,334)
USD	19,578,376	OMR	7,569,000	04/16	BNP	(76,260)
USD	19,659,740	OMR	7,569,000	04/16	BNP	5,105
USD	4,190,722	OMR	1,626,000	05/16	BNP	(25,470)
USD	39,453,120	OMR	15,286,000	06/16	BNP	(142,788)
USD	19,577,320	OMR	7,596,000	03/17	BNP	334,219
USD	15,643,312	OMR	6,140,000	05/17	BNP	164,525
USD	23,465,041	OMR	9,199,000	06/17	BNP	294,396
USD	62,390,943	OMR	24,481,000	08/17	BNP	1,104,505
USD	13,936,810	PEN	47,585,200	05/16	BNP	(323,880)
USD	3,573,693	PEN	12,172,000	05/16	JPM	(74,103)
USD	3,425,801	PEN	12,189,000	07/16	BNP	(198,009)
USD	3,426,764	PEN	12,189,000	07/16	SCB	(197,046)
USD	6,819,789	PEN	24,431,894	08/16	BNP	(437,547)
USD	5,494,452	PEN	19,313,000	08/16	SCB	(223,907)
USD	2,685,116	PEN	9,363,000	09/16	BNP	(76,577)
USD	3,663,023	PEN	12,903,000	11/16	BNP	(129,906)
USD	11,392,429	PEN	40,900,936	11/16	SCB	(629,296)
USD	9,606,108	PEN	34,828,000	12/16	BNP	(597,599)
USD	10,201,740	RON	40,791,659	05/16	BNP	(191,000)
USD	15,122,028	RUB	1,238,116,021	04/16	BNP	(3,215,949)
USD	21,012,072	RUB	1,683,067,004	04/16	CIT	(3,865,864)
USD	45,205,665	SGD	64,924,881	04/16	GSC	(2,960,185)
USD	17,348,212	SGD	25,030,000	04/16	SCB	(1,220,972)
USD	5,367,344	THB	195,425,000	04/16	DUB	(184,794)
USD	6,312,107	THB	228,890,121	05/16	DUB	(187,888)
USD	1,047,932	THB	37,998,000	05/16	JPM	(31,113)
USD	3,937,229	THB	141,504,000	05/16	SCB	(81,782)
USD	14,841,351	TRY	45,962,923	04/16	BNP	(1,418,896)
USD	11,337,458	TRY	34,450,000	05/16	SCB	(729,889)
USD	10,273,603	TWD	346,580,000	04/16	DUB	(508,823)
USD	953,155	TWD	32,189,000	04/16	JPM	(48,234)
USD	4,991,549	TWD	168,340,000	04/16	SCB	(245,665)
USD	11,715,438	TWD	395,030,000	01/17	BNP	(571,845)
USD	6,008,992	TWD	201,812,000	01/17	BOA	(268,306)
USD	5,615,629	TWD	189,359,000	01/17	CIT	(274,323)
USD	9,454,859	TWD	318,243,000	01/17	DUB	(443,988)
USD	5,584,605	TWD	189,508,000	01/17	GSC	(309,981)
USD	15,457,276	TWD	518,797,000	01/17	JPM	(679,740)
USD	12,448,620	TWD	416,437,000	02/17	BNP	(504,521)
USD	5,489,925	TWD	184,187,000	02/17	CIT	(239,153)
USD	16,241,427	TWD	544,253,000	02/17	GSC	(687,390)
USD	7,732,528	TWD	259,898,000	02/17	SCB	(351,517)
USD	13,419,715	ZAR	213,819,000	05/16	SCB	(980,738)
USD	10,484,089	ZAR	164,401,000	06/16	BNP	(507,559)

Total Forward Foreign Currency Contracts						($33,981,506)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(e)	Purchased options outstanding as of March 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.34	06/07/16	CIT	$16,270,000	$222,330	$383,972
Call - CNH versus USD	6.34	06/07/16	SCB	20,137,000	272,655	475,233
Call - EUR versus USD	$1.10	07/15/16	GSC	44,980,000	1,283,223	436,306
Call - CNH versus USD	CNH 6.39	07/27/16	SCB	17,320,000	289,244	400,092
Call - CNH versus USD	6.40	07/27/16	DUB	15,240,000	254,965	347,472
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	771,323
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	2,166,830
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	4,970,341
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	35,984,000	806,710	1,611,959

					9,967,044	11,563,528

Put - SEK versus EUR	SEK 9.00	09/07/16	GSC	EUR 84,956,000	908,209	860,376

					$10,875,253	$12,423,904

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (06/16)	20,000.00	06/10/16	GSC	456	$585,616	$73,034
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	291	3,149,165	3,149,165

					$3,734,781	$3,222,199

Total Purchased Options					$14,610,034	$15,646,103

(f)	Transactions in written options for the three-month period ended March 31, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	225	409,533,889	$30,903,270
Put Options Written	-	(110,747,000)	(11,590,932)
Call Options Expired	-	(67,240,000)	(1,678,393)
Call Options Closed	(225)	-	(4,401,552)
Put Options Closed	-	(37,627,889)	(485,413)

Outstanding, March 31, 2016	-	193,919,000	$12,746,980

(g)	Premiums received and value of written options outstanding as of March 31, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.34	06/07/16	SCB	$20,137,000	$1,025,718	($475,233)
Call - CNH versus USD	6.39	07/27/16	SCB	17,320,000	932,561	(400,092)
Call - CNH versus USD	6.40	07/27/16	GSC	15,240,000	754,380	(347,472)
Call - EUR versus USD	$1.10	11/01/16	CIT	46,187,000	1,596,146	(771,323)
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	3,915,839	(2,166,830)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,336	(4,970,341)

Total Written Options					$12,746,980	($9,131,291)

(h)	Swap agreements outstanding as of March 31, 2016 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	1.356%	$2,000,000	$11,565	$139,006	($127,441)
China Government	1.000%	12/20/17	BOA	0.468%	22,644,000	(214,288)	(181,065)	(33,223)
Thailand Government	1.000%	12/20/17	BOA	0.400%	11,000,000	(117,221)	60,005	(177,226)
Croatia Government	1.000%	12/20/17	DUB	1.356%	4,040,000	23,361	285,508	(262,147)
Croatia Government	1.000%	12/20/17	GSC	1.356%	2,000,000	11,565	135,003	(123,438)
Lebanon Government	5.000%	12/20/17	JPM	3.106%	2,500,000	(83,427)	(82,869)	(558)
Croatia Government	1.000%	03/20/18	CIT	1.466%	23,998,000	210,764	2,087,266	(1,876,502)
Lebanon Government	5.000%	03/20/18	JPM	3.287%	2,326,000	(79,566)	(98,960)	19,394
Bulgaria Government	1.000%	06/20/18	BNP	0.976%	2,490,000	(2,082)	14,533	(16,615)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	06/20/18	BNP	1.554%	$5,040,000	$59,563	$410,400	($350,837)
Croatia Government	1.000%	06/20/18	CIT	1.554%	15,660,000	185,071	1,471,849	(1,286,778)
Lebanon Government	1.000%	06/20/18	GSC	3.431%	46,818,000	2,415,910	6,482,029	(4,066,119)
Croatia Government	1.000%	06/20/18	JPM	1.554%	3,072,000	36,305	298,772	(262,467)
Bulgaria Government	1.000%	09/20/18	BNP	1.042%	3,000,000	2,181	32,774	(30,593)
Bulgaria Government	1.000%	12/20/18	BNP	1.096%	3,000,000	6,780	32,623	(25,843)
Lebanon Government	5.000%	12/20/18	GSC	3.789%	7,382,000	(241,475)	(413,485)	172,010
Croatia Government	1.000%	03/20/19	GSC	1.936%	2,800,000	74,682	170,087	(95,405)
Poland Government	1.000%	09/20/19	BOA	0.633%	5,360,000	(68,991)	(91,861)	22,870
Croatia Government	1.000%	03/20/20	BNP	2.325%	17,790,000	882,805	1,420,553	(537,748)
Croatia Government	1.000%	03/20/20	CIT	2.325%	14,180,000	703,663	1,046,563	(342,900)
Croatia Government	1.000%	03/20/20	GSC	2.325%	20,690,000	1,026,714	1,593,020	(566,306)
Croatia Government	1.000%	06/20/20	CIT	2.402%	3,782,000	209,894	291,497	(81,603)
Croatia Government	1.000%	06/20/20	GSC	2.402%	5,500,000	305,240	426,094	(120,854)
Qatar Government	1.000%	12/20/20	GSC	0.873%	22,380,000	(136,853)	338,571	(475,424)
Mexico Government	1.000%	12/20/22	BNP	1.917%	20,000,000	1,125,249	849,562	275,687
Spain Government	1.000%	12/20/22	BOA	1.027%	20,000,000	27,210	4,238,614	(4,211,404)
Spain Government	1.000%	12/20/22	DUB	1.027%	12,060,000	16,408	2,569,288	(2,552,880)
Qatar Government	1.000%	12/20/22	GSC	1.117%	4,650,000	32,881	(41,238)	74,119
South Africa Government	1.000%	12/20/22	JPM	3.224%	16,750,000	2,180,014	1,623,160	556,854
South Africa Government	1.000%	03/20/23	BNP	3.260%	50,000,000	6,800,628	4,657,747	2,142,881
Qatar Government	1.000%	12/20/23	GSC	1.203%	18,011,000	254,709	36,676	218,033
Qatar Government	1.000%	09/20/24	GSC	1.259%	2,390,000	46,967	(2,072)	49,039
South Africa Government	1.000%	12/20/25	BNP	3.457%	23,341,000	4,395,557	4,299,915	95,642

						20,101,783	34,099,565	(13,997,782)

			Exchange
Brazilian Government	1.000%	12/20/20	ICE	3.391%	26,690,000	2,674,109	4,481,097	(1,806,988)
South Africa Government	1.000%	06/20/23	ICE	3.382%	9,640,000	1,370,880	877,392	493,488

						4,044,989	5,358,489	(1,313,500)

						$24,146,772	$39,458,054	($15,311,282)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.887%	$4,170,000	$10,109	$-	$10,109
Nigeria Government	1.000%	09/20/16	CIT	2.887%	1,000,000	(8,606)	(27,585)	18,979
Republic of Belarus	5.000%	12/20/16	DUB	6.483%	2,480,000	(21,956)	(27,240)	5,284
Croatia Government	1.000%	03/20/17	CIT	0.898%	2,270,000	2,940	(33,829)	36,769
Turkey Government	1.000%	12/20/17	GSC	1.087%	2,560,000	(3,033)	(45,649)	42,616
Turkey Government	1.000%	09/20/18	MSC	1.475%	78,581,775	(884,712)	(1,620,707)	735,995
Slovenia Government	1.000%	12/20/19	GSC	0.763%	4,727,000	42,555	(59,256)	101,811
Slovenia Government	1.000%	03/20/20	BOA	0.763%	21,273,000	191,513	(365,002)	556,515
Indonesia Government	1.000%	12/20/20	CIT	1.750%	12,862,000	(426,597)	(651,568)	224,971
Saudi Arabia Government	1.000%	12/20/20	CIT	1.390%	21,838,340	(378,345)	(521,624)	143,279
Indonesia Government	1.000%	12/20/20	DUB	1.750%	2,830,000	(93,863)	(155,143)	61,280
Saudi Arabia Government	1.000%	12/20/20	DUB	1.390%	1,900,000	(32,917)	(45,196)	12,279
Abu Dhabi Government	1.000%	12/20/20	GSC	0.836%	22,380,000	174,936	(248,394)	423,330
Indonesia Government	1.000%	12/20/20	GSC	1.750%	2,678,000	(88,822)	(139,400)	50,578
Kazakhstan Government	1.000%	12/20/20	MSC	2.706%	1,890,000	(139,863)	(138,642)	(1,221)
Kazakhstan Government	1.000%	06/20/21	MSC	2.815%	4,110,000	(352,966)	(350,840)	(2,126)
Turkey Government	1.000%	06/20/22	BNP	2.708%	10,000,000	(952,516)	(665,505)	(287,011)
Turkey Government	1.000%	09/20/22	BNP	2.750%	10,543,000	(1,062,720)	(708,722)	(353,998)

						($4,024,863)	($5,804,302)	$1,779,439

						$20,121,909	$33,653,752	($13,531,843)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 41,499,000	$19,483,098	3-Month USD-LIBOR	JPM	10.757%	04/08/16	($3,206,707)	$-	($3,206,707)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 151,427,000	$54,463	$-	$54,463
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	151,427,000	54,463	-	54,463
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	74,598,000	26,734	-	26,734
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	159,397,000	60,884	-	60,884
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	179,590,000	66,172	-	66,172
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	156,437,000	68,563	-	68,563
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	156,437,000	68,563	-	68,563
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	187,725,000	86,173	-	86,173
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	146,412,000	57,487	-	57,487
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	151,901,000	61,355	-	61,355
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	116,485,000	48,763	-	48,763
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	78,941,000	34,398	-	34,398
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	50,522,000	22,064	-	22,064
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	55,259,000	24,443	-	24,443
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	105,781,000	47,387	-	47,387
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	139,040,000	63,851	-	63,851
7-Day CNY-CNRR07	BOA	2.215%	03/30/18	82,861,000	(7,491)	-	(7,491)
7-Day CNY-CNRR07	SCB	2.215%	03/30/18	241,224,000	(21,807)	-	(21,807)
7-Day CNY-CNRR07	DUB	2.220%	03/30/18	208,064,000	(15,722)	-	(15,722)
3-Month RUB-MOSPRIME	CSF	11.560%	10/16/18	RUB 1,163,413,000	845,878	-	845,878
3-Month RUB-MOSPRIME	CSF	11.400%	10/19/18	387,804,000	255,625	-	255,625
3-Month RUB-MOSPRIME	CSF	11.300%	10/20/18	581,706,000	361,152	-	361,152
3-Month RUB-MOSPRIME	CSF	11.250%	10/21/18	380,200,000	229,036	-	229,036
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	922,883,000	(41,865)	-	(41,865)
1-Day INR-MIBOR	BNP	6.560%	10/12/20	INR 2,111,119,000	138,322	-	138,322
1-Day INR-MIBOR	SCB	6.560%	10/12/20	2,073,816,000	135,878	-	135,878
7-Day CNY-CNRR07	DUB	2.400%	01/27/21	CNY 64,770,000	(47,096)	-	(47,096)
7-Day CNY-CNRR07	SCB	2.400%	01/27/21	80,435,000	(58,487)	-	(58,487)
7-Day CNY-CNRR07	JPM	2.405%	01/27/21	64,770,000	(44,812)	-	(44,812)
7-Day CNY-CNRR07	BNP	2.410%	01/27/21	64,770,000	(42,527)	-	(42,527)
7-Day CNY-CNRR07	GSC	2.425%	01/27/21	37,956,000	(20,904)	-	(20,904)
3-Month NZD Bank Bills	CSF	3.640%	10/03/22	NZD 25,000,000	1,193,943	-	1,193,943
3-Month NZD Bank Bills	DUB	3.650%	10/03/22	16,367,000	788,978	-	788,978

					4,493,864	-	4,493,864

	Exchange
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$4,100,000	179,483	-	179,483
3-Month USD-LIBOR	LCH	1.800%	06/29/20	7,770,000	263,462	-	263,462
3-Month USD-LIBOR	LCH	1.744%	07/31/20	9,740,000	282,963	-	282,963
3-Month USD-LIBOR	LCH	1.744%	07/31/20	7,790,000	226,399	-	226,399
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	154,274	-	154,274
3-Month USD-LIBOR	LCH	1.784%	07/31/20	5,240,000	161,635	-	161,635
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	295,999	-	295,999
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	256,839	-	256,839
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	284,811	-	284,811
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	310,807	-	310,807
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	448,251	-	448,251
3-Month USD-LIBOR	LCH	1.550%	08/22/20	12,000,000	184,107	-	184,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.555%	08/22/20	$2,988,000	$46,430	$-	$46,430
3-Month USD-LIBOR	LCH	1.560%	08/22/20	5,826,000	91,675	-	91,675
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	393,851	-	393,851
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	338,247	-	338,247
3-Month USD-LIBOR	LCH	1.650%	09/18/20	5,861,000	137,452	-	137,452
3-Month USD-LIBOR	LCH	1.541%	09/23/20	780,000	14,462	-	14,462
3-Month USD-LIBOR	LCH	1.545%	09/23/20	780,000	14,591	-	14,591
3-Month USD-LIBOR	LCH	1.424%	10/28/20	5,660,000	101,552	-	101,552
3-Month USD-LIBOR	LCH	1.426%	10/28/20	5,660,000	102,249	-	102,249
3-Month USD-LIBOR	LCH	1.383%	10/29/20	5,840,000	93,047	-	93,047
3-Month USD-LIBOR	LCH	1.523%	11/04/20	9,600,000	217,007	-	217,007
3-Month USD-LIBOR	LCH	1.531%	11/05/20	11,670,000	268,481	-	268,481
3-Month USD-LIBOR	LCH	1.533%	11/05/20	5,835,000	134,600	-	134,600
3-Month USD-LIBOR	LCH	1.540%	11/05/20	5,835,000	136,752	-	136,752
3-Month USD-LIBOR	LCH	1.555%	11/09/20	5,647,000	135,897	-	135,897
3-Month USD-LIBOR	LCH	1.668%	11/12/20	7,717,000	227,803	-	227,803
3-Month USD-LIBOR	LCH	1.114%	02/23/21	3,447,000	(7,851)	-	(7,851)
3-Month USD-LIBOR	LCH	1.117%	02/23/21	985,000	(2,098)	-	(2,098)
3-Month USD-LIBOR	LCH	1.168%	02/25/21	6,686,000	1,890	-	1,890
3-Month USD-LIBOR	LCH	1.170%	02/25/21	3,343,000	1,273	-	1,273
3-Month USD-LIBOR	LCH	1.150%	03/03/21	3,347,000	(2,563)	-	(2,563)
3-Month USD-LIBOR	LCH	1.272%	03/07/21	8,384,000	42,377	-	42,377
3-Month USD-LIBOR	LCH	2.100%	07/27/22	7,045,000	351,129	(3,589)	354,718
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	331,606	-	331,606
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	NZD 12,865,000	912,261	-	912,261
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	7,820,000	554,792	-	554,792
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	21,034,000	1,332,142	-	1,332,142
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	8,124,000	414,317	-	414,317
28-Day MXN-TIIE	CME	6.255%	09/29/25	MXN 143,537,000	148,836	-	148,836
28-Day MXN-TIIE	CME	6.290%	10/01/25	143,537,000	170,422	-	170,422
28-Day MXN-TIIE	CME	6.235%	10/02/25	237,926,000	221,849	-	221,849

					9,973,508	(3,589)	9,977,097

					$14,467,372	($3,589)	$14,470,961

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.010%	06/28/20	SAR 29,100,000	($164,117)	$-	($164,117)
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	15,350,000	5,706	-	5,706
3-Month SAR-SAIBOR	DUB	3.025%	08/02/20	64,450,000	(320,752)	-	(320,752)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	81,920	-	81,920
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	(8,779)	-	(8,779)
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	41,944,000	5,249	-	5,249
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	(31,880)	-	(31,880)
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	(32,709)	-	(32,709)
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	(57,216)	-	(57,216)
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	98,174,000	(680,504)	-	(680,504)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	104,022	-	104,022
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	75,021,000	34,151	-	34,151
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	27,232,000	52,672	-	52,672
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	22,000,000	42,178	-	42,178
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	37,650,000	(13,844)	-	(13,844)
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	45,180,000	(29,208)	-	(29,208)
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	22,590,000	(20,346)	-	(20,346)
3-Month SAR-SAIBOR	DUB	3.090%	11/12/20	111,080,000	(616,746)	-	(616,746)
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	16,712,000	15,536	-	15,536
3-Month SAR-SAIBOR	DUB	2.637%	02/25/21	40,110,000	47,076	-	47,076
3-Month SAR-SAIBOR	DUB	2.620%	03/03/21	13,200,000	17,962	-	17,962
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	33,426,000	(11,722)	-	(11,722)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	28,211,000	36,452	-	36,452
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	51,415	-	51,415

					(1,493,484)	-	(1,493,484)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.250%	06/15/18	EUR 4,361,000	($39,166)	($37,563)	($1,603)
3-Month USD-LIBOR	LCH	1.250%	06/15/18	$46,947,000	(326,139)	(127,665)	(198,474)
3-Month SEK-STIBOR	LCH	0.268%	03/31/21	SEK 193,738,000	10,946	-	10,946
6-Month EUR-LIBOR	LCH	0.500%	06/15/21	EUR 85,392,000	(2,197,693)	(1,890,291)	(307,402)
3-Month CAD-Bankers Acceptance	LCH	1.516%	03/30/26	CAD 15,576,000	(18,434)	-	(18,434)
3-Month CAD-Bankers Acceptance	LCH	1.526%	03/30/26	15,580,000	(29,937)	-	(29,937)
3-Month SEK-STIBOR	LCH	1.118%	03/31/26	SEK 99,486,000	18,570	-	18,570
3-Month SEK-STIBOR	LCH	1.135%	04/04/26	93,940,000	-	-	-
3-Month USD-LIBOR	LCH	2.250%	06/15/26	$10,350,000	(548,787)	(371,781)	(177,006)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	18,008,202	(1,395,892)	(1,120,201)	(275,691)

					(4,526,532)	(3,547,501)	(979,031)

					($6,020,016)	($3,547,501)	($2,472,515)

					$8,447,356	($3,551,090)	$11,998,446

Total Swap Agreements					$25,362,558	$30,102,662	($4,740,104)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Romania	$5,531,468	$1,843,573	$3,687,895	$-
	Singapore	7,463,306	-	7,463,306	-

	Total Common Stocks	12,994,774	1,843,573	11,151,201	-

	Closed-End Mutual Fund	5,650,575	5,650,575	-	-
	Corporate Bonds & Notes	42,392,246	-	42,392,246	-
	Senior Loan Notes	6,266,992	-	6,266,992	-
	Mortgage-Backed Securities	7,228,182	-	7,228,182	-
	Foreign Government Bonds & Notes	850,672,892	-	831,948,110	18,724,782
	Short-Term Investments	152,763,644	-	152,763,644	-
	Derivatives:
	Credit Contracts
	Swaps	25,512,728	-	25,512,728	-
	Equity Contracts
	Futures	151,919	151,919	-	-
	Purchased Options	3,222,199	-	3,222,199	-

	Total Equity Contracts	3,374,118	151,919	3,222,199	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	16,651,867	-	16,651,867	-
	Purchased Options	12,423,904	-	12,423,904	-

	Total Foreign Currency Contracts	29,075,771	-	29,075,771	-

	Interest Rate Contracts
	Futures	72,891	72,891	-	-
	Swaps	15,304,450	-	15,304,450	-

	Total Interest Rate Contracts	15,377,341	72,891	15,304,450	-

	Total Assets - Derivatives	73,339,958	224,810	73,115,148	-

	Total Assets	1,151,309,263	7,718,958	1,124,865,523	18,724,782

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(5,390,819)	-	(5,390,819)	-
	Equity Contracts
	Futures	(125,113)	(125,113)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(50,633,373)	-	(50,633,373)	-
	Written Options	(9,131,291)	-	(9,131,291)	-
	Swaps	(3,206,707)	-	(3,206,707)	-

	Total Foreign Currency Contracts	(62,971,371)	-	(62,971,371)	-

	Interest Rate Contracts
	Futures	(1,609,102)	(1,609,102)	-	-
	Swaps	(6,857,094)	-	(6,857,094)	-

	Total Interest Rate Contracts	(8,466,196)	(1,609,102)	(6,857,094)	-

	Total Liabilities - Derivatives	(76,953,499)	(1,734,215)	(75,219,284)	-

	Total Liabilities	(76,953,499)	(1,734,215)	(75,219,284)	-

	Total	$1,074,355,764	$5,984,743	$1,049,646,239	$18,724,782

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2016:

Foreign Government Bonds & Notes
Value, Beginning of Period	$18,827,554
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	(84,328)
Net Realized Gains (Loss)	-
Change in Net Unrealized Appreciation (Depreciation)	(18,444)
Transfers In	-
Transfers Out	-

Value, End of Period	$18,724,782

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($18,444)

The significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,074,105	$41,485,319
PD Aggregate Bond Index Portfolio ‘P’ *	17,537,223	209,298,116
PD High Yield Bond Market Portfolio ‘P’ *	2,285,128	28,816,789
PD Large-Cap Growth Index Portfolio ‘P’ *	2,057,112	52,108,054
PD Large-Cap Value Index Portfolio ‘P’ *	2,756,817	61,343,429
PD Small-Cap Growth Index Portfolio ‘P’ *	442,367	9,140,721
PD Small-Cap Value Index Portfolio ‘P’ *	779,672	14,328,373
PD Emerging Markets Portfolio ‘P’ *	774,297	10,161,466
PD International Large-Cap Portfolio ‘P’ *	2,853,377	41,923,938

Total Affiliated Mutual Funds (Cost $417,412,600)		468,606,205

TOTAL INVESTMENTS - 100.0% (Cost $417,412,600)		468,606,205

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(108,436)

NET ASSETS - 100.0%		$468,497,769

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,670,169	$108,650,958
PD Aggregate Bond Index Portfolio ‘P’ *	45,005,423	537,117,538
PD High Yield Bond Market Portfolio ‘P’ *	7,332,712	92,469,730
PD Large-Cap Growth Index Portfolio ‘P’ *	10,817,455	274,013,556
PD Large-Cap Value Index Portfolio ‘P’ *	14,789,562	329,090,551
PD Small-Cap Growth Index Portfolio ‘P’ *	3,322,202	68,647,287
PD Small-Cap Value Index Portfolio ‘P’ *	4,966,633	91,274,020
PD Emerging Markets Portfolio ‘P’ *	5,888,331	77,275,348
PD International Large-Cap Portfolio ‘P’ *	16,899,275	248,296,763

Total Affiliated Mutual Funds (Cost $1,619,276,845)		1,826,835,751

TOTAL INVESTMENTS - 100.0% (Cost $1,619,276,845)		1,826,835,751

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(400,447)

NET ASSETS - 100.0%		$1,826,435,304

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$468,606,205	$468,606,205	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,826,835,751	$1,826,835,751	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,701,982	$17,330,748
PD Aggregate Bond Index Portfolio ‘P’ *	7,417,503	88,524,235
PD High Yield Bond Market Portfolio ‘P’ *	1,273,445	16,058,878
PD Large-Cap Growth Index Portfolio ‘P’ *	4,338,555	109,898,582
PD Large-Cap Value Index Portfolio ‘P’ *	5,709,891	127,053,867
PD Small-Cap Growth Index Portfolio ‘P’ *	1,576,144	32,568,156
PD Small-Cap Value Index Portfolio ‘P’ *	2,503,556	46,008,949
PD Emerging Markets Portfolio ‘P’ *	2,764,278	36,276,932
PD International Large-Cap Portfolio ‘P’ *	7,259,330	106,659,487

Total Affiliated Mutual Funds (Cost $500,163,311)		580,379,834

TOTAL INVESTMENTS - 100.0% (Cost $500,163,311)		580,379,834

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(126,994)

NET ASSETS - 100.0%		$580,252,840

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,418,336	$53,952,417
Diversified Bond Portfolio ‘P’ *	32,535,345	395,387,443
Floating Rate Income Portfolio ‘P’ *	5,477,909	57,927,483
Floating Rate Loan Portfolio ‘P’ *	10,228,944	83,843,906
High Yield Bond Portfolio ‘P’ *	15,312,756	110,275,348
Inflation Managed Portfolio ‘P’ *	4,783,882	54,530,142
Inflation Strategy Portfolio ‘P’ *	4,239,180	43,190,975
Managed Bond Portfolio ‘P’ *	19,434,716	258,214,150
Short Duration Bond Portfolio ‘P’ *	21,755,642	216,398,001
Emerging Markets Debt Portfolio ‘P’ *	11,336,560	114,578,903
Comstock Portfolio ‘P’ *	5,289,927	67,399,062
Dividend Growth Portfolio ‘P’ *	926,249	15,602,226
Equity Index Portfolio ‘P’ *	231,436	11,166,599
Growth Portfolio ‘P’ *	764,822	16,944,762
Large-Cap Growth Portfolio ‘P’ *	2,723,131	24,731,896
Large-Cap Value Portfolio ‘P’ *	4,698,521	89,324,120
Main Street Core Portfolio ‘P’ *	600,303	19,844,751
Mid-Cap Equity Portfolio ‘P’ *	367,688	6,491,543
Mid-Cap Growth Portfolio ‘P’ *	615,935	6,495,225
Mid-Cap Value Portfolio ‘P’ *	1,674,218	34,153,556
Value Advantage Portfolio ‘P’ *	1,553,886	19,932,167
International Large-Cap Portfolio ‘P’ *	9,467,226	74,347,081
International Value Portfolio ‘P’ *	2,809,198	30,763,870
Absolute Return Portfolio ‘P’ *	14,327,170	133,758,735
Currency Strategies Portfolio ‘P’ *	5,681,785	61,301,724
Equity Long/Short Portfolio ‘P’ *	5,479,058	65,637,518
Global Absolute Return Portfolio ‘P’ *	9,684,039	104,571,308

Total Affiliated Mutual Funds (Cost $2,029,167,403)		2,170,764,911

TOTAL INVESTMENTS - 100.0% (Cost $2,029,167,403)		2,170,764,911

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(383,528)

NET ASSETS - 100.0%		$2,170,381,383

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$580,379,834	$580,379,834	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,170,764,911	$2,170,764,911	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,540,502	$55,168,868
Diversified Bond Portfolio ‘P’ *	42,942,838	521,865,033
Floating Rate Income Portfolio ‘P’ *	6,871,229	72,661,483
Floating Rate Loan Portfolio ‘P’ *	13,400,892	109,843,503
High Yield Bond Portfolio ‘P’ *	23,039,994	165,923,324
Inflation Managed Portfolio ‘P’ *	4,919,120	56,071,679
Inflation Strategy Portfolio ‘P’ *	3,628,798	36,972,076
Managed Bond Portfolio ‘P’ *	26,051,484	346,126,060
Short Duration Bond Portfolio ‘P’ *	18,053,233	179,571,051
Emerging Markets Debt Portfolio ‘P’ *	11,400,954	115,229,735
Comstock Portfolio ‘P’ *	8,205,717	104,549,194
Dividend Growth Portfolio ‘P’ *	2,189,188	36,875,832
Equity Index Portfolio ‘P’ *	1,140,060	55,007,032
Growth Portfolio ‘P’ *	2,583,655	57,241,318
Large-Cap Growth Portfolio ‘P’ *	9,544,471	86,684,346
Large-Cap Value Portfolio ‘P’ *	8,678,948	164,996,461
Main Street Core Portfolio ‘P’ *	2,551,602	84,350,566
Mid-Cap Equity Portfolio ‘P’ *	2,038,175	35,984,064
Mid-Cap Growth Portfolio ‘P’ *	3,442,138	36,298,431
Mid-Cap Value Portfolio ‘P’ *	4,297,172	87,661,028
Small-Cap Equity Portfolio ‘P’ *	2,542,122	50,333,094
Small-Cap Growth Portfolio ‘P’ *	2,447,610	30,808,962
Small-Cap Index Portfolio ‘P’ *	2,497,586	42,182,782
Small-Cap Value Portfolio ‘P’ *	918,368	17,621,536
Value Advantage Portfolio ‘P’ *	7,076,387	90,770,972
Emerging Markets Portfolio ‘P’ *	5,433,769	74,782,481
International Large-Cap Portfolio ‘P’ *	15,889,591	124,782,566
International Small-Cap Portfolio ‘P’ *	9,436,407	109,644,684
International Value Portfolio ‘P’ *	4,754,604	52,068,248
Absolute Return Portfolio ‘P’ *	21,477,667	200,515,905
Currency Strategies Portfolio ‘P’ *	9,819,684	105,946,205
Equity Long/Short Portfolio ‘P’ *	9,243,862	110,738,771
Global Absolute Return Portfolio ‘P’ *	18,257,758	197,153,026

Total Affiliated Mutual Funds (Cost $3,269,257,462)		3,616,430,316

TOTAL INVESTMENTS - 100.0% (Cost $3,269,257,462)		3,616,430,316

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(640,011)

NET ASSETS - 100.0%		$3,615,790,305

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	16,208,767	$161,396,805
Diversified Bond Portfolio ‘P’ *	116,539,200	1,416,248,576
Floating Rate Income Portfolio ‘P’ *	16,857,849	178,267,441
Floating Rate Loan Portfolio ‘P’ *	32,037,548	262,603,167
High Yield Bond Portfolio ‘P’ *	54,852,028	395,018,796
Inflation Managed Portfolio ‘P’ *	14,949,914	170,409,909
Inflation Strategy Portfolio ‘P’ *	12,715,221	129,549,288
Managed Bond Portfolio ‘P’ *	69,399,480	922,057,596
Short Duration Bond Portfolio ‘P’ *	31,728,685	315,597,394
Emerging Markets Debt Portfolio ‘P’ *	46,639,462	471,386,259
Comstock Portfolio ‘P’ *	28,600,829	364,403,707
Dividend Growth Portfolio ‘P’ *	8,391,601	141,352,546
Equity Index Portfolio ‘P’ *	3,970,134	191,555,935
Growth Portfolio ‘P’ *	10,054,279	222,754,284
Large-Cap Growth Portfolio ‘P’ *	37,080,144	336,767,538
Large-Cap Value Portfolio ‘P’ *	30,824,851	586,014,762
Long/Short Large-Cap Portfolio ‘P’ *	30,102,397	422,189,580
Main Street Core Portfolio ‘P’ *	9,661,117	319,376,068
Mid-Cap Equity Portfolio ‘P’ *	10,689,439	188,722,468
Mid-Cap Growth Portfolio ‘P’ *	11,866,671	125,137,780
Mid-Cap Value Portfolio ‘P’ *	15,046,965	306,953,579
Small-Cap Equity Portfolio ‘P’ *	10,323,469	204,400,974
Small-Cap Growth Portfolio ‘P’ *	12,074,670	151,988,274
Small-Cap Index Portfolio ‘P’ *	8,468,884	143,034,548
Small-Cap Value Portfolio ‘P’ *	3,250,732	62,374,651
Value Advantage Portfolio ‘P’ *	29,508,091	378,509,278
Emerging Markets Portfolio ‘P’ *	30,721,167	422,801,417
International Large-Cap Portfolio ‘P’ *	81,952,755	643,583,260
International Small-Cap Portfolio ‘P’ *	49,330,101	573,182,531
International Value Portfolio ‘P’ *	25,200,140	275,969,781
Real Estate Portfolio ‘P’ *	8,260,625	199,979,657
Absolute Return Portfolio ‘P’ *	48,343,343	451,334,364
Currency Strategies Portfolio ‘P’ *	45,923,545	495,476,746
Equity Long/Short Portfolio ‘P’ *	42,976,663	514,847,877
Global Absolute Return Portfolio ‘P’ *	40,495,441	437,282,530

Total Affiliated Mutual Funds (Cost $11,137,897,606)		12,582,529,366

TOTAL INVESTMENTS - 100.0% (Cost $11,137,897,606)		12,582,529,366

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,205,738)

NET ASSETS - 100.0%		$12,580,323,628

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,616,430,316	$3,616,430,316	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,582,529,366	$12,582,529,366	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	11,774,265	$117,240,800
Diversified Bond Portfolio ‘P’ *	73,594,628	894,362,464
Floating Rate Income Portfolio ‘P’ *	8,923,546	94,364,215
Floating Rate Loan Portfolio ‘P’ *	16,975,244	139,141,509
High Yield Bond Portfolio ‘P’ *	13,851,060	99,748,895
Inflation Managed Portfolio ‘P’ *	4,081,200	46,520,467
Inflation Strategy Portfolio ‘P’ *	3,383,457	34,472,423
Managed Bond Portfolio ‘P’ *	44,533,949	591,688,385
Emerging Markets Debt Portfolio ‘P’ *	17,274,695	174,595,796
Comstock Portfolio ‘P’ *	25,949,464	330,622,614
Dividend Growth Portfolio ‘P’ *	8,488,321	142,981,755
Equity Index Portfolio ‘P’ *	4,317,168	208,300,081
Growth Portfolio ‘P’ *	11,941,834	264,573,382
Large-Cap Growth Portfolio ‘P’ *	42,152,501	382,835,461
Large-Cap Value Portfolio ‘P’ *	28,802,801	547,573,325
Long/Short Large-Cap Portfolio ‘P’ *	37,506,927	526,038,971
Main Street Core Portfolio ‘P’ *	9,898,144	327,211,677
Mid-Cap Equity Portfolio ‘P’ *	13,312,197	235,027,366
Mid-Cap Growth Portfolio ‘P’ *	11,767,440	124,091,365
Mid-Cap Value Portfolio ‘P’ *	18,750,567	382,505,969
Small-Cap Equity Portfolio ‘P’ *	10,241,318	202,774,415
Small-Cap Growth Portfolio ‘P’ *	10,715,031	134,874,006
Small-Cap Index Portfolio ‘P’ *	8,616,622	145,529,760
Small-Cap Value Portfolio ‘P’ *	6,406,356	122,924,374
Value Advantage Portfolio ‘P’ *	29,828,806	382,623,194
Emerging Markets Portfolio ‘P’ *	32,759,542	450,854,643
International Large-Cap Portfolio ‘P’ *	82,027,711	644,171,897
International Small-Cap Portfolio ‘P’ *	51,744,972	601,241,699
International Value Portfolio ‘P’ *	24,742,516	270,958,289
Real Estate Portfolio ‘P’ *	9,188,380	222,439,456
Absolute Return Portfolio ‘P’ *	34,112,272	318,472,818
Currency Strategies Portfolio ‘P’ *	43,397,576	468,223,651
Equity Long/Short Portfolio ‘P’ *	44,475,405	532,802,364
Global Absolute Return Portfolio ‘P’ *	26,989,539	291,441,540

Total Affiliated Mutual Funds (Cost $9,122,761,801)		10,453,229,026

TOTAL INVESTMENTS - 100.0% (Cost $9,122,761,801)		10,453,229,026

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,838,767)

NET ASSETS - 100.0%		$10,451,390,259

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	8,569,564	$104,142,060
Managed Bond Portfolio ‘P’ *	5,195,521	69,028,903
Comstock Portfolio ‘P’ *	6,053,001	77,121,401
Dividend Growth Portfolio ‘P’ *	2,046,770	34,476,877
Equity Index Portfolio ‘P’ *	947,339	45,708,402
Growth Portfolio ‘P’ *	2,914,502	64,571,290
Large-Cap Growth Portfolio ‘P’ *	9,484,568	86,140,300
Large-Cap Value Portfolio ‘P’ *	6,623,778	125,925,392
Long/Short Large-Cap Portfolio ‘P’ *	9,844,480	138,069,961
Main Street Core Portfolio ‘P’ *	2,071,123	68,466,929
Mid-Cap Equity Portfolio ‘P’ *	3,612,534	63,779,436
Mid-Cap Growth Portfolio ‘P’ *	3,218,944	33,944,774
Mid-Cap Value Portfolio ‘P’ *	5,528,272	112,775,089
Small-Cap Equity Portfolio ‘P’ *	4,172,480	82,613,606
Small-Cap Growth Portfolio ‘P’ *	2,997,364	37,728,914
Small-Cap Index Portfolio ‘P’ *	3,000,559	50,677,714
Small-Cap Value Portfolio ‘P’ *	2,988,429	57,341,607
Value Advantage Portfolio ‘P’ *	7,102,786	91,109,598
Emerging Markets Portfolio ‘P’ *	11,412,290	157,062,141
International Large-Cap Portfolio ‘P’ *	24,033,464	188,737,222
International Small-Cap Portfolio ‘P’ *	14,611,299	169,773,443
International Value Portfolio ‘P’ *	7,930,927	86,852,537
Real Estate Portfolio ‘P’ *	2,458,664	59,521,250
Absolute Return Portfolio ‘P’ *	1,632,214	15,238,378
Currency Strategies Portfolio ‘P’ *	8,307,791	89,634,131
Equity Long/Short Portfolio ‘P’ *	7,743,205	92,761,336
Global Absolute Return Portfolio ‘P’ *	4,152,146	44,836,178

Total Affiliated Mutual Funds (Cost $1,945,155,172)		2,248,038,869

TOTAL INVESTMENTS - 100.0% (Cost $1,945,155,172)		2,248,038,869

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(401,107)

NET ASSETS - 100.0%		$2,247,637,762

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,453,229,026	$10,453,229,026	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,248,038,869	$2,248,038,869	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.9%

Consumer Discretionary - 3.7%

Amazon.com Inc 1.200% due 11/29/17	$200,000	$200,434
Comcast Corp
5.875% due 02/15/18	200,000	217,346
6.300% due 11/15/17	350,000	378,498
Dollar General Corp 1.875% due 04/15/18	250,000	251,623
General Motors Co 3.500% due 10/02/18	300,000	307,319
Historic TW Inc 6.875% due 06/15/18	250,000	277,916
Johnson Controls Inc 1.400% due 11/02/17	120,000	119,908
Lowe’s Cos Inc 1.625% due 04/15/17	250,000	252,025
Marriott International Inc 3.000% due 03/01/19	200,000	204,457
McDonald’s Corp
5.350% due 03/01/18	300,000	323,027
5.800% due 10/15/17	200,000	213,939
Newell Rubbermaid Inc
2.150% due 10/15/18	200,000	200,155
2.600% due 03/29/19	95,000	96,469
Target Corp
5.375% due 05/01/17	200,000	209,670
6.000% due 01/15/18	200,000	217,737
The Home Depot Inc 2.250% due 09/10/18	300,000	309,384
The Walt Disney Co
0.875% due 05/30/17	250,000	250,306
1.100% due 12/01/17	200,000	200,998
1.650% due 01/08/19	200,000	203,588
Thomson Reuters Corp 1.650% due 09/29/17	200,000	200,336
Time Warner Cable Inc
5.850% due 05/01/17	350,000	364,966
6.750% due 07/01/18	400,000	440,378
8.750% due 02/14/19	200,000	234,370
Viacom Inc 3.500% due 04/01/17	200,000	202,523
Wyndham Worldwide Corp 2.500% due 03/01/18	250,000	250,186

		6,127,558

Consumer Staples - 9.1%

Altria Group Inc 9.700% due 11/10/18	200,000	240,530
Anheuser-Busch InBev Finance Inc (Belgium)
1.250% due 01/17/18	500,000	502,147
1.900% due 02/01/19	1,360,000	1,380,242
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.375% due 07/15/17	300,000	301,717
Archer-Daniels-Midland Co 5.450% due 03/15/18	160,000	173,141
Beam Suntory Inc (Japan) 1.875% due 05/15/17	200,000	201,030
Bunge Ltd Finance Corp 3.200% due 06/15/17	200,000	201,453
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	200,000	203,328
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	202,920
ConAgra Foods Inc 1.900% due 01/25/18	450,000	452,158

	Principal Amount	Value
Costco Wholesale Corp 1.125% due 12/15/17	$469,000	$471,211
CVS Health Corp
1.900% due 07/20/18	250,000	253,826
2.250% due 12/05/18	350,000	358,786
5.750% due 06/01/17	250,000	263,472
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	200,000	199,303
1.500% due 05/11/17	250,000	251,324
5.750% due 10/23/17	250,000	267,643
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	200,000	221,208
General Mills Inc 1.400% due 10/20/17	350,000	352,190
Kellogg Co 3.250% due 05/21/18	300,000	310,921
Kimberly-Clark Corp
6.125% due 08/01/17	200,000	213,747
7.500% due 11/01/18	200,000	231,306
Kraft Heinz Foods Co
2.000% due 07/02/18 ~	500,000	504,971
2.250% due 06/05/17	200,000	201,994
6.125% due 08/23/18	200,000	220,594
Mondelez International Inc 6.125% due 02/01/18	300,000	323,006
PepsiCo Inc
1.125% due 07/17/17	100,000	100,442
1.250% due 08/13/17	350,000	351,967
2.250% due 01/07/19	300,000	308,368
5.000% due 06/01/18	350,000	379,810
7.900% due 11/01/18	350,000	407,953
Philip Morris International Inc
1.125% due 08/21/17	200,000	200,644
1.875% due 01/15/19	200,000	203,392
5.650% due 05/16/18	600,000	656,801
Reynolds American Inc
2.300% due 08/21/17	150,000	152,068
2.300% due 06/12/18	220,000	224,542
Sysco Corp 1.900% due 04/01/19	145,000	146,034
The Clorox Co 5.950% due 10/15/17	150,000	160,571
The Coca-Cola Co
0.875% due 10/27/17	235,000	235,490
1.150% due 04/01/18	200,000	201,384
1.650% due 03/14/18	200,000	203,092
1.650% due 11/01/18	150,000	152,874
The JM Smucker Co 1.750% due 03/15/18	200,000	200,920
The Kroger Co 2.000% due 01/15/19	300,000	304,453
The Procter & Gamble Co
1.600% due 11/15/18	200,000	202,958
4.700% due 02/15/19	250,000	275,170
Unilever Capital Corp (United Kingdom) 4.800% due 02/15/19	250,000	275,341
Wal-Mart Stores Inc
1.000% due 04/21/17	100,000	100,348
1.125% due 04/11/18	450,000	453,573
1.950% due 12/15/18	250,000	256,763
5.800% due 02/15/18	200,000	218,324
Walgreens Boots Alliance Inc 1.750% due 11/17/17	350,000	350,944

		15,228,394

Energy - 8.5%

Anadarko Petroleum Corp 6.375% due 09/15/17	400,000	419,032
Baker Hughes Inc 7.500% due 11/15/18	200,000	224,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	$300,000	$299,124
1.375% due 05/10/18	200,000	198,909
1.674% due 02/13/18	400,000	400,636
1.846% due 05/05/17	200,000	201,009
Cameron International Corp 1.400% due 06/15/17	100,000	98,834
Canadian Natural Resources Ltd (Canada)
1.750% due 01/15/18	150,000	146,345
5.700% due 05/15/17	250,000	257,789
Chevron Corp
1.104% due 12/05/17	500,000	499,298
1.345% due 11/15/17	200,000	201,269
1.365% due 03/02/18	300,000	301,188
1.718% due 06/24/18	500,000	505,128
1.790% due 11/16/18	400,000	405,046
ConocoPhillips Co
1.050% due 12/15/17	200,000	197,213
1.500% due 05/15/18	700,000	689,850
Devon Energy Corp 2.250% due 12/15/18	200,000	186,807
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	100,738
Energy Transfer Partners LP 2.500% due 06/15/18	500,000	484,307
Enterprise Products Operating LLC
1.650% due 05/07/18	350,000	348,950
6.300% due 09/15/17	250,000	264,700
EOG Resources Inc 6.875% due 10/01/18	200,000	221,249
Exxon Mobil Corp
1.305% due 03/06/18	400,000	401,958
1.439% due 03/01/18	115,000	115,916
1.708% due 03/01/19	700,000	708,960
Halliburton Co 2.000% due 08/01/18	200,000	201,230
Hess Corp
1.300% due 06/15/17	67,000	66,235
8.125% due 02/15/19	200,000	219,347
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	450,000	471,295
Kinder Morgan Inc 2.000% due 12/01/17	360,000	356,315
Marathon Oil Corp 6.000% due 10/01/17	150,000	152,114
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	149,946
Nabors Industries Inc 6.150% due 02/15/18	200,000	199,186
Occidental Petroleum Corp 1.500% due 02/15/18	250,000	249,340
ONEOK Partners LP 2.000% due 10/01/17	200,000	193,778
Phillips 66 2.950% due 05/01/17	300,000	305,569
Plains All American Pipeline LP 6.500% due 05/01/18	250,000	260,709
Shell International Finance BV (Netherlands)
1.125% due 08/21/17	300,000	299,889
1.625% due 11/10/18	600,000	602,987
1.900% due 08/10/18	350,000	353,894
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	374,393
Total Capital Canada Ltd (France) 1.450% due 01/15/18	250,000	250,955
Total Capital International SA (France)
1.550% due 06/28/17	300,000	301,289
2.125% due 01/10/19	200,000	203,193

	Principal Amount	Value
TransCanada PipeLines Ltd (Canada)
3.125% due 01/15/19	$50,000	$50,571
6.350% due 05/15/67 §	200,000	136,000
6.500% due 08/15/18	307,000	332,782
7.125% due 01/15/19	350,000	388,814
Valero Energy Corp 6.125% due 06/15/17	200,000	208,773

		14,207,142

Financials - 44.5%

Abbey National Treasury Services PLC (United Kingdom)
1.650% due 09/29/17	100,000	100,118
2.000% due 08/24/18	200,000	201,231
2.500% due 03/14/19	400,000	404,792
American Express Centurion Bank 6.000% due 09/13/17	600,000	637,275
American Express Co 7.000% due 03/19/18	650,000	713,950
American Express Credit Corp
1.125% due 06/05/17	450,000	449,616
1.550% due 09/22/17	305,000	306,066
1.800% due 07/31/18	150,000	150,719
2.125% due 07/27/18	150,000	151,116
American Honda Finance Corp
1.200% due 07/14/17	150,000	150,304
1.500% due 03/13/18	48,000	48,279
1.550% due 12/11/17	400,000	402,176
1.700% due 02/22/19	100,000	100,892
2.125% due 10/10/18	300,000	305,562
American International Group Inc 5.850% due 01/16/18	200,000	214,521
American Tower Corp REIT 4.500% due 01/15/18	300,000	312,766
Australia & New Zealand Banking Group Ltd (Australia)
1.250% due 06/13/17	200,000	199,947
1.500% due 01/16/18	250,000	250,452
2.000% due 11/16/18	250,000	251,922
Bank of America Corp
1.950% due 05/12/18	400,000	400,718
2.000% due 01/11/18	1,200,000	1,205,592
2.600% due 01/15/19	500,000	508,886
5.650% due 05/01/18	750,000	805,597
5.750% due 12/01/17	300,000	318,944
6.400% due 08/28/17	500,000	531,668
6.875% due 04/25/18	650,000	714,145
Bank of America NA
1.650% due 03/26/18	250,000	249,802
1.750% due 06/05/18	900,000	900,190
2.050% due 12/07/18	750,000	755,998
Bank of Montreal (Canada)
1.300% due 07/14/17	250,000	250,285
1.400% due 04/10/18	250,000	250,058
1.450% due 04/09/18	200,000	199,816
1.800% due 07/31/18	200,000	200,897
2.375% due 01/25/19	200,000	203,950
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	197,022
BB&T Corp 1.600% due 08/15/17	250,000	250,408
Berkshire Hathaway Finance Corp
1.450% due 03/07/18	115,000	116,032
1.600% due 05/15/17	400,000	403,438
1.700% due 03/15/19	150,000	152,514
2.000% due 08/15/18	400,000	407,760
5.400% due 05/15/18	250,000	272,674
BlackRock Inc 6.250% due 09/15/17	200,000	214,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
BNP Paribas SA (France)
2.375% due 09/14/17	$500,000	$506,442
2.400% due 12/12/18	150,000	152,542
2.700% due 08/20/18	300,000	306,838
Boston Properties LP REIT 3.700% due 11/15/18	200,000	209,323
BPCE SA (France) 2.500% due 12/10/18	250,000	254,585
Branch Banking & Trust Co
1.000% due 04/03/17	500,000	499,657
1.350% due 10/01/17	250,000	250,443
Canadian Imperial Bank of Commerce (Canada) 1.550% due 01/23/18	200,000	200,267
Capital One Bank USA NA 2.250% due 02/13/19	400,000	399,357
Capital One NA
1.500% due 09/05/17	300,000	298,853
1.650% due 02/05/18	300,000	298,006
2.350% due 08/17/18	250,000	251,461
Caterpillar Financial Services Corp
1.250% due 08/18/17	200,000	200,679
1.250% due 11/06/17	400,000	401,248
1.500% due 02/23/18	340,000	341,995
1.700% due 06/16/18	200,000	201,691
1.800% due 11/13/18	350,000	354,892
Chubb INA Holdings Inc 5.800% due 03/15/18	250,000	270,476
Citigroup Inc
1.550% due 08/14/17	300,000	300,068
1.750% due 05/01/18	550,000	548,841
1.800% due 02/05/18	450,000	450,011
1.850% due 11/24/17	500,000	501,371
2.150% due 07/30/18	700,000	704,055
2.500% due 09/26/18	550,000	558,596
Citizens Bank NA
1.600% due 12/04/17	250,000	248,775
2.500% due 03/14/19	250,000	252,671
Commonwealth Bank of Australia (Australia)
1.400% due 09/08/17	350,000	350,455
1.750% due 11/02/18	250,000	250,504
2.050% due 03/15/19	250,000	252,339
2.500% due 09/20/18	350,000	356,897
Compass Bank 1.850% due 09/29/17	250,000	250,441
Cooperatieve Rabobank UA (Netherlands)
1.700% due 03/19/18	250,000	251,502
2.250% due 01/14/19	350,000	355,566
Corpbanca SA (Chile) 3.125% due 01/15/18	200,000	201,338
Credit Suisse AG (Switzerland)
1.375% due 05/26/17	750,000	748,050
1.700% due 04/27/18	300,000	298,826
1.750% due 01/29/18	600,000	601,293
Deutsche Bank AG (Germany)
1.350% due 05/30/17	350,000	347,541
1.875% due 02/13/18	350,000	347,969
2.500% due 02/13/19	300,000	303,929
6.000% due 09/01/17	400,000	421,167
Discover Bank
2.000% due 02/21/18	250,000	248,844
2.600% due 11/13/18	250,000	250,820
ERP Operating LP REIT 5.750% due 06/15/17	67,000	70,578
Fifth Third Bank
1.350% due 06/01/17	200,000	199,981
2.150% due 08/20/18	400,000	403,452
Ford Motor Credit Co LLC
1.684% due 09/08/17	300,000	298,887
1.724% due 12/06/17	350,000	347,591

	Principal Amount	Value
2.145% due 01/09/18	$350,000	$349,773
2.240% due 06/15/18	250,000	250,045
2.375% due 01/16/18	250,000	251,289
2.375% due 03/12/19	200,000	201,375
2.551% due 10/05/18	400,000	401,940
3.000% due 06/12/17	350,000	354,745
5.000% due 05/15/18	200,000	211,317
General Motors Financial Co Inc
2.400% due 04/10/18	550,000	550,211
3.100% due 01/15/19	200,000	203,565
4.750% due 08/15/17	300,000	309,813
HCP Inc REIT 5.625% due 05/01/17	350,000	363,102
HSBC USA Inc
1.500% due 11/13/17	200,000	199,788
1.625% due 01/16/18	350,000	349,418
1.700% due 03/05/18	300,000	299,598
2.625% due 09/24/18	300,000	304,334
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	300,000	307,168
3.875% due 01/15/19	200,000	205,955
JPMorgan Chase & Co
1.625% due 05/15/18	500,000	501,245
1.700% due 03/01/18	2,110,000	2,117,777
1.800% due 01/25/18	200,000	201,089
1.850% due 03/22/19	250,000	251,638
2.000% due 08/15/17	500,000	505,063
6.000% due 01/15/18	800,000	861,875
JPMorgan Chase Bank NA 6.000% due 10/01/17	300,000	318,589
KeyBank NA
1.650% due 02/01/18	250,000	250,249
1.700% due 06/01/18	250,000	250,070
Lloyds Bank PLC (United Kingdom)
1.750% due 03/16/18	200,000	199,853
1.750% due 05/14/18	300,000	299,440
2.000% due 08/17/18	200,000	200,685
2.050% due 01/22/19	200,000	200,141
2.300% due 11/27/18	200,000	201,742
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,537
McGraw Hill Financial Inc 5.900% due 11/15/17	100,000	106,711
MetLife Inc
1.756% due 12/15/17	200,000	201,171
6.817% due 08/15/18	250,000	278,929
Morgan Stanley
1.875% due 01/05/18	500,000	501,859
2.125% due 04/25/18	550,000	554,632
2.450% due 02/01/19	230,000	233,573
5.550% due 04/27/17	800,000	834,128
6.250% due 08/28/17	150,000	159,446
6.625% due 04/01/18	750,000	819,883
MUFG Americas Holdings Corp 1.625% due 02/09/18	150,000	149,553
MUFG Union Bank NA 2.625% due 09/26/18	300,000	305,504
National Australia Bank Ltd (Australia)
2.000% due 01/14/19	250,000	251,756
2.300% due 07/25/18	250,000	253,794
National Bank of Canada (Canada) 2.100% due 12/14/18	250,000	252,261
National Rural Utilities Cooperative Finance Corp
1.650% due 02/08/19	100,000	100,355
10.375% due 11/01/18	500,000	610,055
NYSE Holdings LLC 2.000% due 10/05/17	200,000	201,894
PACCAR Financial Corp
1.400% due 05/18/18	350,000	350,574
1.450% due 03/09/18	100,000	100,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
PNC Bank NA
1.500% due 02/23/18	$250,000	$250,353
1.600% due 06/01/18	250,000	250,832
1.800% due 11/05/18	600,000	603,396
1.950% due 03/04/19	300,000	303,371
Prudential Financial Inc
2.300% due 08/15/18	250,000	253,885
6.000% due 12/01/17	200,000	214,316
Regions Financial Corp 2.000% due 05/15/18	300,000	298,286
Royal Bank of Canada (Canada)
1.250% due 06/16/17	700,000	700,958
1.400% due 10/13/17	150,000	150,236
1.800% due 07/30/18	250,000	251,357
2.000% due 12/10/18	300,000	303,088
2.200% due 07/27/18	300,000	304,503
Santander Bank NA 2.000% due 01/12/18	300,000	297,599
Simon Property Group LP REIT 2.150% due 09/15/17	200,000	202,198
Societe Generale SA (France) 2.750% due 10/12/17	300,000	303,917
Sumitomo Mitsui Banking Corp (Japan)
1.350% due 07/11/17	250,000	249,070
1.500% due 01/18/18	400,000	398,362
1.950% due 07/23/18	250,000	250,873
2.050% due 01/18/19	250,000	251,213
SunTrust Banks Inc 2.350% due 11/01/18	200,000	201,540
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	508,150
Synchrony Financial
1.875% due 08/15/17	135,000	134,639
2.600% due 01/15/19	250,000	250,740
The Bank of New York Mellon Corp
1.600% due 05/22/18	300,000	302,387
1.969% due 06/20/17 §	200,000	201,959
2.100% due 08/01/18	166,000	168,573
The Bank of Nova Scotia (Canada)
1.250% due 04/11/17	500,000	501,204
1.300% due 07/21/17	150,000	150,248
1.375% due 12/18/17	150,000	149,947
1.700% due 06/11/18	300,000	300,825
2.050% due 10/30/18	250,000	252,540
The Charles Schwab Corp 1.500% due 03/10/18	200,000	201,310
The Chubb Corp 6.375% due 03/29/67 §	200,000	174,500
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	304,025
2.625% due 01/31/19	900,000	918,582
2.900% due 07/19/18	650,000	665,637
5.950% due 01/18/18	350,000	375,537
6.150% due 04/01/18	600,000	649,459
6.250% due 09/01/17	900,000	958,314
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	220,463
The Huntington National Bank
1.375% due 04/24/17	250,000	249,676
1.700% due 02/26/18	250,000	248,215
The Progressive Corp 6.700% due 06/15/67 §	100,000	95,625
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	249,916
1.625% due 03/13/18	150,000	150,675
1.750% due 07/23/18	500,000	502,407
1.950% due 01/22/19	300,000	302,890
2.625% due 09/10/18	250,000	256,337
The Travelers Cos Inc 5.750% due 12/15/17	200,000	214,490

	Principal Amount	Value
Toyota Motor Credit Corp
1.125% due 05/16/17	$250,000	$250,495
1.250% due 10/05/17	200,000	200,405
1.450% due 01/12/18	400,000	402,185
1.550% due 07/13/18	200,000	201,915
1.700% due 02/19/19	200,000	201,989
1.750% due 05/22/17	100,000	100,898
2.000% due 10/24/18	200,000	203,716
2.100% due 01/17/19	350,000	357,377
UBS AG (Switzerland)
1.375% due 06/01/17	300,000	299,688
1.375% due 08/14/17	250,000	249,485
1.800% due 03/26/18	750,000	752,804
US Bancorp 1.650% due 05/15/17	250,000	251,766
US Bank NA 1.350% due 01/26/18	750,000	752,333
Ventas Realty LP REIT 1.250% due 04/17/17	150,000	149,422
Voya Financial Inc 2.900% due 02/15/18	200,000	203,195
Wachovia Corp 5.750% due 02/01/18	350,000	376,957
Wells Fargo & Co
1.150% due 06/02/17	350,000	350,464
1.400% due 09/08/17	300,000	300,624
1.500% due 01/16/18	650,000	654,059
2.100% due 05/08/17	500,000	505,811
5.625% due 12/11/17	350,000	375,119
Wells Fargo Bank NA
1.650% due 01/22/18	500,000	504,120
6.000% due 11/15/17	250,000	268,261
Welltower Inc REIT 2.250% due 03/15/18	250,000	251,524
Westpac Banking Corp (Australia)
1.200% due 05/19/17	118,000	117,907
1.550% due 05/25/18	200,000	200,102
1.600% due 01/12/18	650,000	651,020
1.950% due 11/23/18	250,000	252,256
2.000% due 08/14/17	200,000	201,944
2.250% due 07/30/18	250,000	254,108

		74,513,356

Health Care - 8.9%

AbbVie Inc
1.750% due 11/06/17	800,000	804,078
1.800% due 05/14/18	475,000	478,498
2.000% due 11/06/18	200,000	202,093
Actavis Funding SCS 2.350% due 03/12/18	850,000	860,379
Actavis Inc 1.875% due 10/01/17	200,000	200,941
Aetna Inc 1.500% due 11/15/17	250,000	250,624
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	249,346
Amgen Inc
1.250% due 05/22/17	350,000	350,811
5.700% due 02/01/19	200,000	223,247
6.150% due 06/01/18	300,000	329,405
Anthem Inc
5.875% due 06/15/17	200,000	210,420
7.000% due 02/15/19	200,000	226,424
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	200,000	202,054
5.900% due 09/15/17	350,000	373,644
Baxalta Inc 2.000% due 06/22/18 ~	100,000	99,261
Becton Dickinson & Co
1.450% due 05/15/17	75,000	75,146
1.800% due 12/15/17	250,000	251,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Boston Scientific Corp 2.650% due 10/01/18	$200,000	$203,699
Bristol-Myers Squibb Co 0.875% due 08/01/17	200,000	200,164
Cardinal Health Inc 1.950% due 06/15/18	200,000	201,068
Celgene Corp
1.900% due 08/15/17	250,000	252,189
2.125% due 08/15/18	200,000	202,410
Covidien International Finance SA 6.000% due 10/15/17	250,000	268,315
Eli Lilly & Co 1.250% due 03/01/18	85,000	85,652
Express Scripts Holding Co 1.250% due 06/02/17	85,000	84,855
Gilead Sciences Inc 1.850% due 09/04/18	245,000	249,445
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	500,000	547,860
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	400,000	402,778
Humana Inc 7.200% due 06/15/18	200,000	222,505
Johnson & Johnson
1.125% due 11/21/17	200,000	201,198
1.125% due 03/01/19	95,000	95,290
1.650% due 12/05/18	200,000	203,984
5.150% due 07/15/18	200,000	219,070
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	252,318
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	220,023
Medtronic Inc 1.500% due 03/15/18	350,000	353,156
Merck & Co Inc
1.100% due 01/31/18	300,000	301,106
1.300% due 05/18/18	200,000	201,718
Mylan Inc 2.600% due 06/24/18	200,000	200,208
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	664,214
Pfizer Inc
1.100% due 05/15/17	450,000	451,658
1.500% due 06/15/18	350,000	354,477
6.200% due 03/15/19	350,000	398,434
Sanofi (France) 1.250% due 04/10/18	250,000	251,418
St Jude Medical Inc 2.000% due 09/15/18	100,000	101,170
Stryker Corp 2.000% due 03/08/19	185,000	186,972
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	354,616
UnitedHealth Group Inc
1.400% due 12/15/17	150,000	150,841
1.450% due 07/17/17	165,000	165,972
1.700% due 02/15/19	100,000	100,890
1.900% due 07/16/18	400,000	406,449
6.000% due 02/15/18	250,000	271,540
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	300,895
Zoetis Inc 1.875% due 02/01/18	150,000	149,941

		14,866,046

	Principal Amount	Value
Industrials - 6.9%

3M Co 1.000% due 06/26/17	$150,000	$150,367
Air Lease Corp
3.375% due 01/15/19	200,000	199,875
5.625% due 04/01/17	350,000	360,472
Boeing Capital Corp 2.900% due 08/15/18	250,000	260,344
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	150,000	157,344
5.750% due 03/15/18	200,000	217,584
CSX Corp 6.250% due 03/15/18	300,000	326,831
Danaher Corp 1.650% due 09/15/18	295,000	299,432
Eaton Corp 1.500% due 11/02/17	400,000	400,528
Emerson Electric Co 5.250% due 10/15/18	200,000	220,193
FedEx Corp 8.000% due 01/15/19	200,000	234,611
General Dynamics Corp 1.000% due 11/15/17	200,000	200,476
General Electric Co
5.250% due 12/06/17	1,400,000	1,501,521
5.625% due 09/15/17	710,000	758,372
Honeywell International Inc 5.000% due 02/15/19	250,000	276,469
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	221,615
International Lease Finance Corp 7.125% due 09/01/18 ~	300,000	327,750
John Deere Capital Corp
1.125% due 06/12/17	200,000	200,355
1.300% due 03/12/18	250,000	250,532
1.350% due 01/16/18	429,000	430,764
1.750% due 08/10/18	200,000	201,984
1.950% due 12/13/18	350,000	355,307
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	268,104
L-3 Communications Corp 1.500% due 05/28/17	60,000	59,815
Lockheed Martin Corp 1.850% due 11/23/18	90,000	91,101
Norfolk Southern Corp 7.700% due 05/15/17	200,000	213,780
Northrop Grumman Corp 1.750% due 06/01/18	200,000	200,732
Pentair Finance SA (United Kingdom) 1.875% due 09/15/17	200,000	199,521
Pitney Bowes Inc 5.750% due 09/15/17	200,000	209,310
Precision Castparts Corp 1.250% due 01/15/18	200,000	200,217
Republic Services Inc 3.800% due 05/15/18	200,000	208,677
Roper Technologies Inc 2.050% due 10/01/18	200,000	202,069
Ryder System Inc 3.500% due 06/01/17	200,000	203,790
Stanley Black & Decker Inc 2.451% due 11/17/18	250,000	254,062
Union Pacific Corp 5.700% due 08/15/18	200,000	219,870
United Parcel Service Inc 1.125% due 10/01/17	250,000	250,823
United Technologies Corp
1.778% due 05/04/18 §	200,000	200,593
1.800% due 06/01/17	300,000	302,975

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
5.375% due 12/15/17	$200,000	$214,321
6.125% due 02/01/19	200,000	225,054
Waste Management Inc 6.100% due 03/15/18	200,000	218,593

		11,496,133

Information Technology - 7.1%

Alibaba Group Holding Ltd (China) 1.625% due 11/28/17	200,000	200,279
Amphenol Corp 1.550% due 09/15/17	50,000	49,934
Apple Inc
0.900% due 05/12/17	400,000	400,715
1.000% due 05/03/18	700,000	701,748
1.300% due 02/23/18	75,000	75,611
1.700% due 02/22/19	235,000	238,729
Baidu Inc (China)
2.250% due 11/28/17	200,000	201,569
3.250% due 08/06/18	200,000	205,235
Cisco Systems Inc
1.400% due 02/28/18	100,000	100,931
1.600% due 02/28/19	950,000	964,311
1.650% due 06/15/18	300,000	304,654
Corning Inc 1.500% due 05/08/18	100,000	99,626
eBay Inc 1.350% due 07/15/17	200,000	199,663
EMC Corp 1.875% due 06/01/18	450,000	441,162
Fidelity National Information Services Inc
1.450% due 06/05/17	45,000	44,672
2.850% due 10/15/18	200,000	203,416
Harris Corp 1.999% due 04/27/18	110,000	109,869
Hewlett Packard Enterprise Co
2.450% due 10/05/17 ~	150,000	151,048
2.850% due 10/05/18 ~	800,000	814,054
Intel Corp 1.350% due 12/15/17	650,000	655,500
International Business Machines Corp
1.125% due 02/06/18	400,000	400,899
1.250% due 02/08/18	350,000	351,572
5.700% due 09/14/17	500,000	534,013
7.625% due 10/15/18	300,000	345,877
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,894
Microsoft Corp
0.875% due 11/15/17	200,000	200,177
1.300% due 11/03/18	335,000	338,443
1.625% due 12/06/18	200,000	203,914
Oracle Corp
1.200% due 10/15/17	500,000	502,910
2.375% due 01/15/19	265,000	274,869
5.750% due 04/15/18	400,000	437,531
QUALCOMM Inc 1.400% due 05/18/18	346,000	347,903
Seagate HDD Cayman 3.750% due 11/15/18	200,000	199,275
Symantec Corp 2.750% due 06/15/17	250,000	251,124
Texas Instruments Inc 1.000% due 05/01/18	250,000	249,979
The Western Union Co 3.650% due 08/22/18	250,000	256,737
Tyco Electronics Group SA (Switzerland) 6.550% due 10/01/17	200,000	213,765
Visa Inc 1.200% due 12/14/17	330,000	332,056
Xerox Corp 6.350% due 05/15/18	200,000	213,534

		11,868,198

	Principal Amount	Value
Materials - 1.8%

BHP Billiton Finance USA Ltd (Australia) 2.050% due 09/30/18	$150,000	$151,505
CF Industries Inc 6.875% due 05/01/18	200,000	217,739
CRH America Inc (Ireland) 8.125% due 07/15/18	250,000	281,683
Eastman Chemical Co 2.400% due 06/01/17	250,000	252,161
Ecolab Inc
1.550% due 01/12/18	100,000	100,184
2.000% due 01/14/19	100,000	100,975
EI du Pont de Nemours & Co 6.000% due 07/15/18	200,000	220,241
Monsanto Co 1.150% due 06/30/17	200,000	199,681
Nucor Corp 5.850% due 06/01/18	150,000	161,565
Praxair Inc 1.050% due 11/07/17	200,000	199,331
Rio Tinto Finance USA Ltd (United Kingdom) 6.500% due 07/15/18	400,000	436,980
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	250,000	248,476
2.250% due 12/14/18	250,000	251,125
The Dow Chemical Co 5.700% due 05/15/18	200,000	215,395

		3,037,041

Telecommunication Services - 3.3%

AT&T Inc
1.400% due 12/01/17	600,000	600,144
1.700% due 06/01/17	200,000	201,125
1.750% due 01/15/18	250,000	250,931
2.375% due 11/27/18	300,000	306,705
5.500% due 02/01/18	550,000	589,841
5.600% due 05/15/18	146,000	158,052
British Telecommunications PLC (United Kingdom) 5.950% due 01/15/18	300,000	323,676
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	200,000	224,164
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	200,076
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	334,252
Telefonica Emisiones SAU (Spain)
3.192% due 04/27/18	250,000	256,645
6.221% due 07/03/17	200,000	211,223
Verizon Communications Inc
1.100% due 11/01/17	250,000	249,483
1.350% due 06/09/17	400,000	401,288
3.650% due 09/14/18	550,000	579,410
Vodafone Group PLC (United Kingdom)
1.250% due 09/26/17	200,000	199,566
1.500% due 02/19/18	500,000	499,807

		5,586,388

Utilities - 5.1%

Appalachian Power Co 5.000% due 06/01/17	150,000	155,464
Berkshire Hathaway Energy Co
1.100% due 05/15/17	450,000	449,892
5.750% due 04/01/18	200,000	215,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Black Hills Corp 2.500% due 01/11/19	$170,000	$171,751
Commonwealth Edison Co 5.800% due 03/15/18	127,000	137,330
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	342,525
Consumers Energy Co 5.650% due 09/15/18	60,000	65,873
Dominion Resources Inc
1.400% due 09/15/17	200,000	199,165
1.900% due 06/15/18	350,000	350,937
Duke Energy Corp
1.625% due 08/15/17	550,000	551,113
2.100% due 06/15/18	400,000	402,170
Edison International 3.750% due 09/15/17	150,000	155,137
Entergy Louisiana LLC 6.500% due 09/01/18	200,000	223,151
Entergy Texas Inc 7.125% due 02/01/19	100,000	113,682
Exelon Corp 1.550% due 06/09/17	150,000	149,815
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	265,938
MidAmerican Energy Co 2.400% due 03/15/19	350,000	360,014
NextEra Energy Capital Holdings Inc
1.586% due 06/01/17	400,000	400,468
2.300% due 04/01/19	50,000	50,335
NiSource Finance Corp 6.400% due 03/15/18	175,000	189,881
NSTAR Electric Co 5.625% due 11/15/17	200,000	212,037
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	221,626
Ohio Power Co 6.050% due 05/01/18	250,000	270,634
Oklahoma Gas & Electric Co 8.250% due 01/15/19	200,000	234,112
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	223,182
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	213,000

	Principal Amount	Value
PPL Capital Funding Inc 1.900% due 06/01/18	$200,000	$200,410
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	204,281
Sempra Energy 2.300% due 04/01/17	350,000	352,337
Southern California Edison Co 1.125% due 05/01/17	125,000	125,035
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	250,000	294,292
The Southern Co
1.300% due 08/15/17	250,000	249,190
2.450% due 09/01/18	300,000	305,019
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	60,867
WEC Energy Group Inc 6.250% due 05/15/67 §	150,000	122,250
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	100,430
Xcel Energy Inc 1.200% due 06/01/17	275,000	274,498

		8,613,410

Total Corporate Bonds & Notes (Cost $165,317,110)		165,543,666

	Shares
SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

Federated Institutional Prime Obligations Fund	20,870	20,870

Total Short-Term Investment (Cost $20,870)		20,870

TOTAL INVESTMENTS - 98.9% (Cost $165,337,980)		165,564,536

OTHER ASSETS & LIABILITIES, NET - 1.1%		1,901,586

NET ASSETS - 100.0%		$167,466,122

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$165,543,666	$-	$165,543,666	$-
	Short-Term Investment	20,870	20,870	-	-

	Total	$165,564,536	$20,870	$165,543,666	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.2%

Consumer Discretionary - 2.0%

21st Century Fox America Inc 4.500% due 02/15/21	$100,000	$110,412
5.400% due 10/01/43	100,000	110,654
6.400% due 12/15/35	50,000	61,374
6.650% due 11/15/37	150,000	187,398
6.900% due 03/01/19	150,000	170,808
6.900% due 08/15/39	150,000	187,389
Amazon.com Inc 1.200% due 11/29/17	100,000	100,217
3.300% due 12/05/21	100,000	107,040
4.800% due 12/05/34	100,000	112,235
AutoNation Inc 4.500% due 10/01/25	100,000	102,721
AutoZone Inc 2.500% due 04/15/21	20,000	20,088
4.000% due 11/15/20	50,000	53,412
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,048
Block Financial LLC 4.125% due 10/01/20	100,000	103,384
BorgWarner Inc 3.375% due 03/15/25	200,000	196,425
Brinker International Inc 3.875% due 05/15/23	100,000	98,381
CBS Corp 2.300% due 08/15/19	150,000	151,701
5.900% due 10/15/40	50,000	54,448
7.875% due 07/30/30	100,000	135,241
CCO Safari II LLC 3.579% due 07/23/20 ~	255,000	260,872
4.464% due 07/23/22 ~	100,000	104,880
4.908% due 07/23/25 ~	150,000	158,513
6.384% due 10/23/35 ~	70,000	77,293
6.484% due 10/23/45 ~	165,000	184,153
6.834% due 10/23/55 ~	50,000	54,166
Comcast Corp 3.375% due 08/15/25	365,000	388,881
3.600% due 03/01/24	200,000	218,041
4.250% due 01/15/33	250,000	266,790
4.400% due 08/15/35	77,000	83,605
4.600% due 08/15/45	77,000	85,664
5.700% due 07/01/19	100,000	113,618
5.875% due 02/15/18	200,000	217,346
6.450% due 03/15/37	100,000	132,850
6.950% due 08/15/37	200,000	281,188
Delphi Automotive PLC (United Kingdom) 4.250% due 01/15/26	50,000	52,317
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	41,212
Discovery Communications LLC 3.450% due 03/15/25	100,000	94,618
4.950% due 05/15/42	100,000	87,616
5.050% due 06/01/20	50,000	53,618
Dollar General Corp
3.250% due 04/15/23	50,000	50,557
4.150% due 11/01/25	25,000	26,327
Expedia Inc 4.500% due 08/15/24	200,000	201,754
Ford Motor Co 4.750% due 01/15/43	300,000	300,523
7.450% due 07/16/31	150,000	196,048
General Motors Co 6.250% due 10/02/43	100,000	107,192
6.600% due 04/01/36	35,000	38,631
6.750% due 04/01/46	25,000	28,524

	Principal Amount	Value
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	$200,000	$183,497
Hasbro Inc 3.150% due 05/15/21	50,000	51,238
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,148
Johnson Controls Inc 3.625% due 07/02/24	43,000	43,905
5.000% due 03/30/20	50,000	54,560
Kohl’s Corp 3.250% due 02/01/23	100,000	95,576
4.250% due 07/17/25	50,000	49,406
5.550% due 07/17/45	50,000	45,418
Leggett & Platt Inc 3.800% due 11/15/24	50,000	50,914
Lowe’s Cos Inc 3.120% due 04/15/22	100,000	106,197
3.875% due 09/15/23	100,000	109,964
5.000% due 09/15/43	300,000	358,817
6.875% due 02/15/28	50,000	66,521
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	49,032
3.875% due 01/15/22	100,000	102,838
6.375% due 03/15/37	100,000	98,709
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,551
Marriott International Inc 2.875% due 03/01/21	50,000	50,562
3.375% due 10/15/20	83,000	85,977
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	128,027
Mattel Inc 1.700% due 03/15/18	200,000	198,186
McDonald’s Corp 2.750% due 12/09/20	45,000	46,678
3.375% due 05/26/25	100,000	104,440
3.500% due 07/15/20	50,000	53,388
3.700% due 01/30/26	160,000	169,936
3.700% due 02/15/42	200,000	185,537
4.875% due 07/15/40	10,000	10,731
4.875% due 12/09/45	50,000	54,860
5.350% due 03/01/18	100,000	107,676
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	77,879
4.375% due 04/01/21	100,000	111,946
6.400% due 04/30/40	125,000	167,647
Newell Rubbermaid Inc 2.600% due 03/29/19	25,000	25,387
3.150% due 04/01/21	225,000	231,490
3.850% due 04/01/23	20,000	20,781
4.000% due 06/15/22	61,000	62,937
4.200% due 04/01/26	225,000	235,798
5.375% due 04/01/36	15,000	15,980
5.500% due 04/01/46	20,000	21,734
NIKE Inc 2.250% due 05/01/23	27,000	27,696
3.625% due 05/01/43	25,000	24,961
Nordstrom Inc 4.000% due 10/15/21	250,000	264,652
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	104,545
Omnicom Group Inc 3.600% due 04/15/26 #	50,000	51,345
3.625% due 05/01/22	100,000	105,174
4.450% due 08/15/20	50,000	54,765
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	122,674
Princeton University 5.700% due 03/01/39	50,000	68,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
QVC Inc 3.125% due 04/01/19	$100,000	$100,400
5.450% due 08/15/34	100,000	88,671
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	58,140
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	150,432
Starbucks Corp 2.100% due 02/04/21	60,000	61,144
4.300% due 06/15/45	35,000	39,038
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	119,033
Target Corp 2.900% due 01/15/22	100,000	105,970
6.000% due 01/15/18	100,000	108,868
6.500% due 10/15/37	100,000	138,967
7.000% due 01/15/38	100,000	142,493
The Board of Trustees of The Leland Stanford Junior University 3.460% due 05/01/47	50,000	50,414
The Gap Inc 5.950% due 04/12/21	100,000	108,509
The George Washington University 4.300% due 09/15/44	50,000	51,599
The Home Depot Inc 2.000% due 06/15/19	150,000	153,999
2.000% due 04/01/21	50,000	50,579
2.700% due 04/01/23	100,000	103,991
3.000% due 04/01/26	25,000	26,276
3.350% due 09/15/25	45,000	48,843
4.200% due 04/01/43	300,000	324,267
4.400% due 04/01/21	100,000	112,093
5.875% due 12/16/36	75,000	97,807
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,029
The Walt Disney Co 1.100% due 12/01/17	175,000	175,874
2.350% due 12/01/22	100,000	102,612
2.750% due 08/16/21	50,000	52,556
5.875% due 12/15/17	200,000	216,812
Thomson Reuters Corp 4.300% due 11/23/23	100,000	106,379
4.700% due 10/15/19	25,000	27,036
5.650% due 11/23/43	150,000	160,602
5.850% due 04/15/40	25,000	27,449
Time Warner Cable Inc 5.000% due 02/01/20	300,000	326,038
5.875% due 11/15/40	150,000	155,780
6.550% due 05/01/37	100,000	110,106
6.750% due 06/15/39	50,000	56,463
7.300% due 07/01/38	150,000	176,507
8.250% due 04/01/19	100,000	116,517
Time Warner Inc 4.700% due 01/15/21	50,000	55,121
4.750% due 03/29/21	100,000	110,451
6.100% due 07/15/40	50,000	57,111
6.200% due 03/15/40	50,000	57,575
6.250% due 03/29/41	350,000	406,029
6.500% due 11/15/36	100,000	116,380
7.625% due 04/15/31	100,000	128,024
7.700% due 05/01/32	150,000	193,097
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,660
Viacom Inc 2.200% due 04/01/19	100,000	100,346
2.500% due 09/01/18	80,000	80,627
3.125% due 06/15/22	100,000	98,441
3.875% due 04/01/24	100,000	99,809
4.375% due 03/15/43	70,000	54,317

	Principal Amount	Value
5.625% due 09/15/19	$25,000	$27,446
6.875% due 04/30/36	100,000	104,957
Whirlpool Corp 3.700% due 03/01/23	150,000	156,256
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	102,777
Yale University 2.086% due 04/15/19	100,000	102,524

		16,671,564

Consumer Staples - 2.1%

Altria Group Inc 4.500% due 05/02/43	100,000	107,902
4.750% due 05/05/21	200,000	227,195
9.250% due 08/06/19	250,000	309,197
9.950% due 11/10/38	17,000	29,993
Anheuser-Busch InBev Finance Inc (Belgium)
1.900% due 02/01/19	295,000	299,391
2.650% due 02/01/21	160,000	164,596
3.300% due 02/01/23	300,000	312,255
3.650% due 02/01/26	500,000	526,462
3.700% due 02/01/24	200,000	214,270
4.625% due 02/01/44	300,000	325,837
4.700% due 02/01/36	275,000	297,840
4.900% due 02/01/46	330,000	369,619
Anheuser-Busch InBev Worldwide Inc (Belgium)
1.375% due 07/15/17	150,000	150,858
2.500% due 07/15/22	100,000	100,980
3.750% due 07/15/42	100,000	95,267
4.375% due 02/15/21	200,000	221,364
5.375% due 01/15/20	200,000	225,716
7.750% due 01/15/19	100,000	116,616
Archer-Daniels-Midland Co 4.016% due 04/16/43	50,000	50,350
4.479% due 03/01/21	100,000	111,444
Bestfoods 7.250% due 12/15/26	200,000	279,147
Brown-Forman Corp 4.500% due 07/15/45	40,000	43,887
Bunge Ltd Finance Corp 3.200% due 06/15/17	100,000	100,726
8.500% due 06/15/19	10,000	11,635
Campbell Soup Co 2.500% due 08/02/22	100,000	98,218
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,655
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	155,972
Colgate-Palmolive Co 1.500% due 11/01/18	100,000	101,460
1.750% due 03/15/19	100,000	102,243
ConAgra Foods Inc 1.900% due 01/25/18	100,000	100,480
3.200% due 01/25/23	79,000	79,674
Costco Wholesale Corp 1.700% due 12/15/19	300,000	305,401
CVS Health Corp 2.250% due 08/12/19	150,000	153,909
2.800% due 07/20/20	200,000	207,858
3.875% due 07/20/25	200,000	216,333
5.125% due 07/20/45	105,000	122,160
5.300% due 12/05/43	200,000	237,110
5.750% due 06/01/17	100,000	105,389
6.250% due 06/01/27	100,000	120,369
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	99,651
3.875% due 04/29/43	100,000	101,843
5.750% due 10/23/17	100,000	107,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	$150,000	$157,004
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	51,727
General Mills Inc 1.400% due 10/20/17	150,000	150,939
5.400% due 06/15/40	45,000	54,405
5.650% due 02/15/19	100,000	111,250
Kellogg Co 3.250% due 05/21/18	65,000	67,366
Kimberly-Clark Corp 2.150% due 08/15/20	50,000	51,204
3.050% due 08/15/25	50,000	52,074
6.625% due 08/01/37	100,000	138,615
7.500% due 11/01/18	50,000	57,826
Kraft Heinz Foods Co 2.800% due 07/02/20 ~	400,000	410,242
3.500% due 06/06/22	200,000	210,385
6.500% due 02/09/40	175,000	219,130
McCormick & Co Inc 3.250% due 11/15/25	35,000	36,557
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	201,377
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	104,448
Mondelez International Inc 6.125% due 02/01/18	100,000	107,669
6.500% due 02/09/40	400,000	506,707
PepsiCo Inc 1.125% due 07/17/17	50,000	50,221
1.250% due 08/13/17	100,000	100,562
1.850% due 04/30/20	100,000	102,076
2.750% due 03/01/23	100,000	104,296
2.750% due 04/30/25	100,000	102,647
3.100% due 07/17/22	50,000	53,417
3.500% due 07/17/25	50,000	54,539
3.600% due 03/01/24	71,000	77,928
4.600% due 07/17/45	35,000	39,570
5.000% due 06/01/18	100,000	108,517
7.900% due 11/01/18	100,000	116,558
Philip Morris International Inc 1.250% due 08/11/17	50,000	50,212
1.875% due 01/15/19	50,000	50,848
3.250% due 11/10/24	125,000	133,856
3.375% due 08/11/25	50,000	53,982
4.500% due 03/20/42	200,000	215,569
5.650% due 05/16/18	200,000	218,934
6.375% due 05/16/38	100,000	133,794
Reynolds American Inc 4.450% due 06/12/25	200,000	220,551
6.150% due 09/15/43	300,000	370,504
Sysco Corp 2.500% due 07/15/21 #	35,000	35,435
2.600% due 10/01/20	50,000	51,049
2.600% due 06/12/22	100,000	100,732
3.750% due 10/01/25	25,000	26,302
4.500% due 04/01/46 #	25,000	25,571
4.850% due 10/01/45	15,000	16,121
The Clorox Co 3.800% due 11/15/21	100,000	107,436
The Coca-Cola Co 0.875% due 10/27/17	30,000	30,063
1.875% due 10/27/20	50,000	50,836
2.500% due 04/01/23	200,000	205,876
2.875% due 10/27/25	50,000	52,102
3.300% due 09/01/21	100,000	108,191
The JM Smucker Co 4.375% due 03/15/45	350,000	368,129

	Principal Amount	Value
The Kroger Co 2.600% due 02/01/21	$50,000	$51,562
3.300% due 01/15/21	100,000	105,793
3.500% due 02/01/26	50,000	52,679
3.850% due 08/01/23	150,000	161,592
5.150% due 08/01/43	25,000	29,107
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	279,026
The Procter & Gamble Co 2.300% due 02/06/22	100,000	103,069
4.700% due 02/15/19	100,000	110,068
5.550% due 03/05/37	200,000	263,469
Tyson Foods Inc 4.500% due 06/15/22	300,000	329,205
Unilever Capital Corp (United Kingdom) 0.850% due 08/02/17	100,000	99,997
5.900% due 11/15/32	50,000	67,239
Wal-Mart Stores Inc 1.125% due 04/11/18	400,000	403,176
3.250% due 10/25/20	100,000	108,052
4.300% due 04/22/44	200,000	224,275
5.000% due 10/25/40	200,000	239,447
5.250% due 09/01/35	125,000	155,168
5.800% due 02/15/18	100,000	109,162
6.500% due 08/15/37	350,000	488,806
Walgreen Co 3.100% due 09/15/22	75,000	75,846
5.250% due 01/15/19	6,000	6,501
Walgreens Boots Alliance Inc 3.800% due 11/18/24	200,000	206,252
4.800% due 11/18/44	165,000	164,661
Whole Foods Market Inc 5.200% due 12/03/25 ~	50,000	52,515

		17,270,345

Energy - 2.6%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	89,244
6.200% due 03/15/40	100,000	96,520
6.375% due 09/15/17	100,000	104,758
6.450% due 09/15/36	150,000	150,315
Apache Corp 3.250% due 04/15/22	200,000	193,463
4.750% due 04/15/43	50,000	45,055
5.100% due 09/01/40	100,000	91,059
5.250% due 02/01/42	25,000	23,057
6.000% due 01/15/37	25,000	24,956
Baker Hughes Inc
5.125% due 09/15/40	50,000	50,110
7.500% due 11/15/18	165,000	185,033
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	91,644
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	199,416
1.674% due 02/13/18	50,000	50,079
1.846% due 05/05/17	100,000	100,505
2.237% due 05/10/19	200,000	202,556
2.315% due 02/13/20	100,000	100,916
2.750% due 05/10/23	250,000	245,529
3.561% due 11/01/21	100,000	105,423
Buckeye Partners LP 2.650% due 11/15/18	100,000	99,365
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	113,505
Cameron International Corp 3.600% due 04/30/22	200,000	203,407
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	38,691
5.700% due 05/15/17	100,000	103,116
6.750% due 02/01/39	90,000	82,342

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Chevron Corp 1.104% due 12/05/17	$100,000	$99,860
1.790% due 11/16/18	50,000	50,631
2.355% due 12/05/22	250,000	250,210
2.419% due 11/17/20	50,000	51,426
3.191% due 06/24/23	400,000	412,866
3.326% due 11/17/25	50,000	51,555
4.950% due 03/03/19	50,000	54,918
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	194,082
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	200,000	198,120
ConocoPhillips 5.750% due 02/01/19	150,000	162,876
6.500% due 02/01/39	250,000	277,571
ConocoPhillips Co
3.350% due 11/15/24	350,000	338,880
4.200% due 03/15/21	50,000	52,223
4.950% due 03/15/26	50,000	52,320
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	112,789
Devon Energy Corp
5.000% due 06/15/45	105,000	78,645
5.850% due 12/15/25	50,000	48,370
6.300% due 01/15/19	50,000	50,631
Devon Financing Co LLC 7.875% due 09/30/31	150,000	147,434
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	77,494
5.875% due 05/28/45	200,000	158,440
7.625% due 07/23/19	100,000	109,750
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	87,241
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,039
7.500% due 04/15/38	50,000	49,639
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	119,824
Energy Transfer Partners LP 3.600% due 02/01/23	400,000	347,612
4.050% due 03/15/25	100,000	88,205
4.900% due 02/01/24	100,000	91,150
5.950% due 10/01/43	100,000	86,419
6.125% due 12/15/45	200,000	180,130
6.500% due 02/01/42	100,000	92,303
9.000% due 04/15/19	50,000	53,393
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	268,654
4.850% due 03/15/44	300,000	282,548
6.125% due 10/15/39	115,000	120,741
6.500% due 01/31/19	100,000	109,648
6.875% due 03/01/33	150,000	170,439
EOG Resources Inc 3.150% due 04/01/25	350,000	340,680
5.625% due 06/01/19	100,000	109,157
EQT Corp 8.125% due 06/01/19	25,000	26,964
Exxon Mobil Corp
1.708% due 03/01/19	100,000	101,280
2.222% due 03/01/21	40,000	40,727
2.709% due 03/06/25	300,000	302,160
3.043% due 03/01/26	100,000	102,523
3.176% due 03/15/24	200,000	208,775
4.114% due 03/01/46	65,000	69,121
Halliburton Co
2.700% due 11/15/20	25,000	25,408
3.250% due 11/15/21	100,000	102,522
3.800% due 11/15/25	45,000	45,081
4.850% due 11/15/35	50,000	50,101
5.000% due 11/15/45	42,000	41,282

	Principal Amount	Value
6.150% due 09/15/19	$100,000	$113,129
7.450% due 09/15/39	25,000	31,488
Hess Corp
5.600% due 02/15/41	50,000	44,751
7.125% due 03/15/33	50,000	50,423
8.125% due 02/15/19	100,000	109,674
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	99,459
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	96,183
4.150% due 02/01/24	100,000	94,327
5.300% due 09/15/20	50,000	52,159
5.400% due 09/01/44	250,000	216,730
6.950% due 01/15/38	200,000	200,660
Kinder Morgan Inc 3.050% due 12/01/19	100,000	98,568
5.300% due 12/01/34	70,000	60,698
6.500% due 09/15/20	300,000	322,384
Magellan Midstream Partners LP
5.000% due 03/01/26	50,000	54,200
6.400% due 07/15/18	100,000	108,563
Marathon Oil Corp
2.800% due 11/01/22	100,000	81,598
3.850% due 06/01/25	50,000	40,722
5.200% due 06/01/45	50,000	35,030
6.000% due 10/01/17	50,000	50,705
Marathon Petroleum Corp
2.700% due 12/14/18	50,000	49,982
3.400% due 12/15/20	50,000	49,253
5.850% due 12/15/45	50,000	45,143
6.500% due 03/01/41	100,000	99,523
MPLX LP 4.875% due 12/01/24 ~	250,000	230,990
Nabors Industries Inc 4.625% due 09/15/21	150,000	127,629
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	84,923
3.950% due 12/01/42	100,000	71,495
Nexen Energy ULC (China)
6.200% due 07/30/19	50,000	55,352
7.500% due 07/30/39	300,000	388,326
Noble Energy Inc
4.150% due 12/15/21	100,000	100,027
5.050% due 11/15/44	150,000	128,234
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	98,711
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	149,604
2.700% due 02/15/23	200,000	197,685
4.100% due 02/01/21	100,000	108,143
ONEOK Partners LP
3.375% due 10/01/22	100,000	89,896
8.625% due 03/01/19	150,000	163,322
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	105,828
6.800% due 05/15/38	200,000	219,880
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	101,600
4.250% due 01/15/25	200,000	185,750
4.500% due 01/23/26	250,000	233,500
4.875% due 01/24/22	100,000	99,500
5.500% due 02/04/19 ~	60,000	63,000
5.500% due 01/21/21	100,000	103,937
5.625% due 01/23/46	150,000	126,622
6.375% due 02/04/21 ~	100,000	106,900
6.500% due 06/02/41	400,000	378,600
6.625% due 06/15/35	200,000	193,000
6.875% due 08/04/26 ~	100,000	108,500
8.000% due 05/03/19	200,000	223,290

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Phillips 66 2.950% due 05/01/17	$100,000	$101,856
4.300% due 04/01/22	100,000	106,663
4.650% due 11/15/34	200,000	199,049
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	101,188
4.450% due 01/15/26	50,000	50,513
Plains All American Pipeline LP
4.650% due 10/15/25	100,000	92,692
4.700% due 06/15/44	50,000	37,632
5.000% due 02/01/21	50,000	50,164
6.700% due 05/15/36	100,000	93,383
Schlumberger Investment SA 3.650% due 12/01/23	42,000	43,673
Shell International Finance BV (Netherlands)
1.900% due 08/10/18	150,000	151,669
2.125% due 05/11/20	100,000	101,053
2.375% due 08/21/22	100,000	99,230
3.250% due 05/11/25	100,000	100,939
3.625% due 08/21/42	100,000	89,744
4.125% due 05/11/35	263,000	270,078
4.300% due 09/22/19	100,000	108,257
4.550% due 08/12/43	250,000	260,233
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	98,488
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	88,704
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	189,878
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	97,071
2.900% due 11/08/20	90,000	92,439
3.150% due 01/23/22	100,000	102,863
3.700% due 03/01/24	200,000	209,199
3.950% due 05/15/43	300,000	286,705
5.250% due 04/15/19	100,000	109,993
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	89,449
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	309,295
Total Capital Canada Ltd (France) 1.450% due 01/15/18	150,000	150,573
Total Capital International SA (France)
1.550% due 06/28/17	100,000	100,430
3.700% due 01/15/24	200,000	212,250
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,681
4.125% due 01/28/21	100,000	106,940
4.450% due 06/24/20	200,000	220,011
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	94,765
3.750% due 10/16/23	100,000	98,800
6.350% due 05/15/67 §	200,000	136,000
7.125% due 01/15/19	100,000	111,090
7.625% due 01/15/39	50,000	60,203
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	115,200
Valero Energy Corp
6.125% due 02/01/20	50,000	54,966
6.625% due 06/15/37	150,000	163,212
Western Gas Partners LP 5.375% due 06/01/21	200,000	193,825
Williams Partners LP
3.600% due 03/15/22	100,000	82,220
4.000% due 11/15/21	100,000	87,030
4.000% due 09/15/25	100,000	80,655

	Principal Amount	Value
5.100% due 09/15/45	$100,000	$72,200
6.300% due 04/15/40	20,000	16,627
XTO Energy Inc 6.500% due 12/15/18	100,000	112,911

		22,103,206

Financials - 10.3%

Abbey National Treasury Services PLC (United Kingdom)
2.000% due 08/24/18	67,000	67,412
4.000% due 03/13/24	100,000	106,745
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	49,227
Aflac Inc 3.625% due 06/15/23	200,000	210,469
4.000% due 02/15/22	100,000	107,640
6.900% due 12/17/39	15,000	19,696
African Development Bank (Multi-National)
0.875% due 05/15/17	55,000	54,991
0.875% due 03/15/18	100,000	99,829
1.375% due 02/12/20	200,000	200,496
Alexandria Real Estate Equities Inc REIT 4.500% due 07/30/29	20,000	20,182
Alleghany Corp 4.950% due 06/27/22	100,000	109,946
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	103,174
American Express Co
2.650% due 12/02/22	150,000	149,800
4.050% due 12/03/42	125,000	125,156
7.000% due 03/19/18	100,000	109,838
American Express Credit Corp
1.800% due 07/31/18	100,000	100,479
1.875% due 11/05/18	80,000	80,535
2.125% due 07/27/18	250,000	251,859
2.125% due 03/18/19	100,000	101,238
2.375% due 05/26/20	100,000	101,580
American Honda Finance Corp
0.950% due 05/05/17	100,000	100,043
1.550% due 12/11/17	100,000	100,544
2.125% due 10/10/18	100,000	101,854
2.450% due 09/24/20	150,000	154,736
American International Group Inc
3.750% due 07/10/25	35,000	35,042
3.875% due 01/15/35	100,000	89,636
3.900% due 04/01/26	300,000	301,725
4.375% due 01/15/55	100,000	87,854
4.700% due 07/10/35	50,000	49,640
4.800% due 07/10/45	50,000	49,503
5.850% due 01/16/18	200,000	214,521
American Tower Corp REIT
3.450% due 09/15/21	200,000	204,861
4.700% due 03/15/22	200,000	216,965
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	105,858
7.300% due 06/28/19	20,000	23,312
Aon Corp 5.000% due 09/30/20	50,000	55,382
Aon PLC 4.250% due 12/12/42	200,000	185,361
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	210,275
Ares Capital Corp 3.875% due 01/15/20	30,000	30,777
Asian Development Bank (Multi-National)
0.750% due 07/28/17	500,000	498,860
1.375% due 01/15/19	250,000	252,310
1.375% due 03/23/20	200,000	200,462
1.875% due 10/23/18	100,000	102,176
2.000% due 01/22/25	300,000	301,828

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	$250,000	$249,868
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	35,125
3.625% due 10/01/20	100,000	104,557
AXA SA (France) 8.600% due 12/15/30	75,000	99,000
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	54,550
Bank of America Corp
1.700% due 08/25/17	300,000	300,532
2.250% due 04/21/20	150,000	149,311
2.600% due 01/15/19	200,000	203,554
2.650% due 04/01/19	67,000	68,238
3.300% due 01/11/23	350,000	353,575
3.875% due 08/01/25	100,000	104,246
3.950% due 04/21/25	200,000	199,570
4.100% due 07/24/23	300,000	317,038
4.200% due 08/26/24	285,000	290,665
4.450% due 03/03/26	85,000	87,944
4.750% due 04/21/45	85,000	84,894
4.875% due 04/01/44	200,000	218,856
5.000% due 01/21/44	200,000	220,916
5.625% due 07/01/20	200,000	224,957
5.650% due 05/01/18	150,000	161,120
5.700% due 01/24/22	150,000	172,539
6.110% due 01/29/37	250,000	288,424
6.400% due 08/28/17	100,000	106,334
6.875% due 04/25/18	200,000	219,737
7.625% due 06/01/19	150,000	174,725
7.750% due 05/14/38	200,000	274,112
Bank of Montreal (Canada) 1.450% due 04/09/18	200,000	199,816
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	267,224
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	198,854
2.875% due 06/08/20	250,000	246,694
4.375% due 01/12/26	200,000	196,644
BB&T Corp
2.050% due 06/19/18	100,000	101,221
2.450% due 01/15/20	100,000	101,823
2.625% due 06/29/20	50,000	51,124
3.950% due 03/22/22	200,000	212,004
Berkshire Hathaway Finance Corp
1.700% due 03/15/19	60,000	61,005
4.300% due 05/15/43	200,000	212,026
5.400% due 05/15/18	400,000	436,279
5.750% due 01/15/40	25,000	31,438
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	35,753
3.000% due 02/11/23	50,000	51,952
3.125% due 03/15/26	35,000	36,020
3.400% due 01/31/22	100,000	107,120
BlackRock Inc 5.000% due 12/10/19	100,000	111,963
BNP Paribas SA (France) 2.375% due 09/14/17	100,000	101,289
2.400% due 12/12/18	150,000	152,542
2.450% due 03/17/19	100,000	101,795
5.000% due 01/15/21	200,000	223,732
Boston Properties LP REIT
3.700% due 11/15/18	200,000	209,323
4.125% due 05/15/21	100,000	107,332
BPCE SA (France) 2.500% due 07/15/19	250,000	253,412
Camden Property Trust REIT 3.500% due 09/15/24	100,000	101,087

	Principal Amount	Value
Capital One Bank USA NA 8.800% due 07/15/19	$50,000	$59,074
Capital One Financial Corp 3.200% due 02/05/25	200,000	198,459
Capital One NA
1.500% due 09/05/17	250,000	249,044
2.350% due 08/17/18	250,000	251,461
2.950% due 07/23/21	250,000	252,079
Caterpillar Financial Services Corp
2.750% due 08/20/21	135,000	139,043
5.450% due 04/15/18	400,000	433,603
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	101,197
Chubb INA Holdings Inc
2.300% due 11/03/20	400,000	407,091
2.700% due 03/13/23	25,000	25,295
3.150% due 03/15/25	100,000	103,025
4.150% due 03/13/43	25,000	25,820
5.900% due 06/15/19	15,000	16,907
Citigroup Inc
1.700% due 04/27/18	300,000	299,107
2.500% due 07/29/19	100,000	101,446
2.650% due 10/26/20	250,000	252,734
3.750% due 06/16/24	100,000	103,803
3.875% due 03/26/25	100,000	99,316
4.000% due 08/05/24	50,000	50,563
4.050% due 07/30/22	500,000	521,214
4.300% due 11/20/26	100,000	99,776
4.400% due 06/10/25	400,000	408,826
4.500% due 01/14/22	60,000	65,803
4.950% due 11/07/43	100,000	108,187
5.300% due 05/06/44	400,000	420,191
6.125% due 08/25/36	100,000	112,503
8.125% due 07/15/39	200,000	296,866
Citizens Financial Group Inc 4.350% due 08/01/25	100,000	103,762
CME Group Inc ‘A’
3.000% due 09/15/22	50,000	51,912
3.000% due 03/15/25	50,000	50,753
CNA Financial Corp
4.500% due 03/01/26	50,000	50,807
7.350% due 11/15/19	15,000	17,347
Comerica Bank 4.000% due 07/27/25	250,000	251,470
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	250,000	251,972
2.300% due 03/12/20	250,000	252,990
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	257,142
3.875% due 02/08/22	200,000	213,604
3.950% due 11/09/22	250,000	256,769
5.250% due 05/24/41	200,000	237,687
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	29,738
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,740
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	100,300
1.625% due 03/16/21	200,000	200,982
Credit Suisse AG (Switzerland) 1.375% due 05/26/17	300,000	299,220
Credit Suisse AG NY (Switzerland)
2.300% due 05/28/19	300,000	303,040
4.375% due 08/05/20	350,000	377,748
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	239,377
3.800% due 09/15/22	250,000	249,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Crown Castle International Corp REIT
3.400% due 02/15/21	$30,000	$30,494
4.450% due 02/15/26	35,000	36,438
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	76,795
DDR Corp REIT 3.375% due 05/15/23	100,000	97,287
Deutsche Bank AG (Germany)
3.700% due 05/30/24	285,000	281,939
6.000% due 09/01/17	300,000	315,875
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	101,985
Discover Bank 2.000% due 02/21/18	250,000	248,844
Duke Realty LP REIT 3.875% due 10/15/22	200,000	204,267
ERP Operating LP REIT
4.500% due 06/01/45	75,000	79,868
4.625% due 12/15/21	60,000	66,875
Essex Portfolio LP REIT 3.875% due 05/01/24	50,000	51,729
European Bank for Reconstruction & Development (Multi-National)
1.625% due 04/10/18	100,000	101,001
1.750% due 11/26/19	200,000	203,425
European Investment Bank (Multi-National)
1.000% due 03/15/18	550,000	550,325
1.000% due 06/15/18	200,000	199,545
1.125% due 09/15/17	650,000	652,578
1.250% due 05/15/19	200,000	200,656
1.625% due 03/16/20	300,000	303,537
1.750% due 06/17/19	600,000	610,998
2.875% due 09/15/20	250,000	265,649
3.250% due 01/29/24	600,000	660,604
4.875% due 02/15/36	425,000	549,766
5.125% due 05/30/17	500,000	524,613
Export-Import Bank of Korea (South Korea)
2.375% due 08/12/19	300,000	306,480
5.000% due 04/11/22	200,000	230,919
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	52,546
Fifth Third Bancorp 8.250% due 03/01/38	25,000	36,653
Fifth Third Bank
1.450% due 02/28/18	200,000	199,551
2.875% due 10/01/21	300,000	305,951
FMS Wertmanagement AoeR (Germany)
1.000% due 11/21/17	200,000	199,911
1.750% due 03/17/20	300,000	305,032
Ford Motor Credit Co LLC
2.875% due 10/01/18	200,000	203,787
2.943% due 01/08/19	200,000	203,194
4.375% due 08/06/23	200,000	213,224
5.875% due 08/02/21	250,000	286,999
6.625% due 08/15/17	250,000	265,278
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,256
GE Capital International Funding Co
2.342% due 11/15/20 ~	1,000,000	1,026,019
4.418% due 11/15/35 ~	913,000	990,105
General Motors Financial Co Inc
3.150% due 01/15/20	200,000	200,851
3.700% due 11/24/20	100,000	102,060
4.000% due 01/15/25	300,000	292,018
4.750% due 08/15/17	300,000	309,813
HCP Inc REIT
3.400% due 02/01/25	100,000	92,229
4.250% due 11/15/23	93,000	93,545
5.375% due 02/01/21	150,000	164,048

	Principal Amount	Value
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	$100,000	$97,758
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,290
HSBC Finance Corp 6.676% due 01/15/21	211,000	242,743
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	105,233
4.250% due 08/18/25	200,000	197,914
4.875% due 01/14/22	100,000	109,536
6.500% due 09/15/37	300,000	353,515
6.800% due 06/01/38	150,000	182,071
HSBC USA Inc
2.000% due 08/07/18	100,000	100,361
3.500% due 06/23/24	500,000	508,617
Inter-American Development Bank (Multi-National)
0.875% due 03/15/18	300,000	300,099
1.125% due 08/28/18	300,000	300,826
1.125% due 09/12/19	175,000	175,397
1.500% due 09/25/18	300,000	305,101
1.750% due 04/14/22	300,000	302,977
2.125% due 11/09/20	200,000	205,821
3.200% due 08/07/42	100,000	103,556
4.250% due 09/10/18	125,000	135,238
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	104,762
International Bank for Reconstruction & Development (Multi-National)
0.875% due 04/17/17	100,000	100,163
1.000% due 11/15/17	900,000	904,078
1.250% due 07/26/19	250,000	250,784
1.625% due 03/09/21	200,000	201,511
1.625% due 02/10/22	300,000	299,831
1.875% due 03/15/19	300,000	307,873
1.875% due 10/07/19	400,000	411,058
2.125% due 11/01/20	200,000	206,297
2.125% due 02/13/23	100,000	102,956
7.625% due 01/19/23	100,000	137,477
International Finance Corp (Multi-National)
0.875% due 06/15/18	100,000	99,855
1.750% due 09/04/18	200,000	203,690
1.750% due 09/16/19	200,000	204,074
2.125% due 11/17/17	200,000	203,977
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	204,779
5.250% due 01/12/24	200,000	216,406
Invesco Finance PLC 5.375% due 11/30/43	200,000	225,874
Jefferies Group LLC
5.125% due 01/20/23	150,000	150,803
8.500% due 07/15/19	125,000	142,939
JPMorgan Chase & Co
1.625% due 05/15/18	350,000	350,872
1.800% due 01/25/18	200,000	201,089
1.850% due 03/22/19	300,000	301,965
2.000% due 08/15/17	250,000	252,532
2.200% due 10/22/19	400,000	407,198
2.350% due 01/28/19	200,000	203,806
3.250% due 09/23/22	400,000	417,654
3.625% due 05/13/24	200,000	208,844
4.250% due 10/15/20	250,000	270,898
4.350% due 08/15/21	200,000	219,026
4.400% due 07/22/20	200,000	218,070
4.950% due 06/01/45	200,000	211,986
5.500% due 10/15/40	100,000	120,804
5.600% due 07/15/41	100,000	123,094
6.125% due 06/27/17	100,000	105,290
6.300% due 04/23/19	250,000	282,910
6.400% due 05/15/38	300,000	399,364

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
KeyCorp 2.300% due 12/13/18	$100,000	$100,676
2.900% due 09/15/20	120,000	122,144
5.100% due 03/24/21	100,000	110,833
KFW (Germany)
1.000% due 01/26/18	1,000,000	1,001,338
1.000% due 06/11/18	700,000	699,623
1.875% due 04/01/19	200,000	204,346
1.875% due 06/30/20	500,000	509,957
2.000% due 10/04/22	250,000	254,026
2.000% due 05/02/25	400,000	399,794
2.125% due 01/17/23	650,000	665,639
2.375% due 08/25/21	250,000	260,316
4.000% due 01/27/20	100,000	109,714
4.375% due 03/15/18	200,000	213,198
4.500% due 07/16/18	100,000	107,845
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	102,092
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	99,183
6.875% due 10/01/19	25,000	28,810
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	100,471
1.750% due 04/15/19	225,000	229,235
2.000% due 01/13/25	200,000	200,221
Legg Mason Inc 4.750% due 03/15/26	50,000	50,819
Leucadia National Corp 6.625% due 10/23/43	100,000	79,303
Liberty Property LP REIT 4.400% due 02/15/24	94,000	99,189
Lincoln National Corp 8.750% due 07/01/19	115,000	137,554
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	202,601
Lloyds Banking Group PLC (United Kingdom)
4.500% due 11/04/24	300,000	302,052
4.582% due 12/10/25 ~	200,000	196,869
Loews Corp 2.625% due 05/15/23	150,000	148,154
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	27,464
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,537
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	51,147
5.375% due 03/04/46	50,000	52,144
Markel Corp
5.350% due 06/01/21	150,000	167,830
7.125% due 09/30/19	25,000	28,780
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	50,961
3.500% due 03/10/25	75,000	76,429
3.750% due 03/14/26	100,000	102,789
McGraw Hill Financial Inc
4.000% due 06/15/25	50,000	52,217
4.400% due 02/15/26	100,000	108,956
MetLife Inc
3.600% due 04/10/24	300,000	310,827
5.700% due 06/15/35	100,000	116,902
5.875% due 02/06/41	200,000	239,960
6.375% due 06/15/34	100,000	125,603
Moody’s Corp 4.875% due 02/15/24	50,000	55,067
Morgan Stanley 2.125% due 04/25/18	600,000	605,053
2.500% due 01/24/19	300,000	305,501
4.100% due 05/22/23	600,000	619,917
4.300% due 01/27/45	400,000	404,279

	Principal Amount	Value
4.350% due 09/08/26	$90,000	$92,855
4.875% due 11/01/22	100,000	108,882
5.500% due 07/28/21	250,000	285,776
5.625% due 09/23/19	200,000	222,778
5.750% due 01/25/21	200,000	229,263
5.950% due 12/28/17	200,000	214,152
6.625% due 04/01/18	250,000	273,294
7.250% due 04/01/32	100,000	135,435
MUFG Union Bank NA 2.625% due 09/26/18	250,000	254,587
Nasdaq Inc 5.550% due 01/15/20	100,000	110,511
National Australia Bank Ltd (Australia) 3.000% due 01/20/23	200,000	204,440
National City Corp 6.875% due 05/15/19	200,000	225,337
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	99,283
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	103,874
4.750% due 04/30/43 §	200,000	193,130
8.000% due 03/01/32	50,000	71,537
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,777
Nordic Investment Bank (Multi-National) 1.125% due 03/19/18	300,000	301,197
Northern Trust Corp 3.375% due 08/23/21	50,000	53,180
Oesterreichische Kontrollbank AG (Austria)
1.125% due 05/29/18	150,000	150,201
1.375% due 02/10/20	200,000	199,912
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	102,048
PACCAR Financial Corp 1.650% due 02/25/19	150,000	150,658
PNC Bank NA
1.850% due 07/20/18	250,000	252,329
2.250% due 07/02/19	250,000	254,128
2.950% due 02/23/25	300,000	301,273
PNC Funding Corp 5.125% due 02/08/20	100,000	111,510
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,248
4.625% due 09/15/42	100,000	100,611
Private Export Funding Corp
2.300% due 09/15/20	150,000	155,736
2.450% due 07/15/24	100,000	101,700
4.300% due 12/15/21	25,000	28,480
Prologis LP REIT
2.750% due 02/15/19	43,000	44,003
3.350% due 02/01/21	100,000	104,327
Prospect Capital Corp 5.000% due 07/15/19	100,000	90,646
Protective Life Corp 8.450% due 10/15/39	25,000	33,708
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	96,393
5.625% due 05/12/41	50,000	55,449
5.875% due 09/15/42 §	100,000	104,625
6.200% due 11/15/40	50,000	58,902
6.625% due 06/21/40	50,000	61,802
7.375% due 06/15/19	320,000	371,693
Realty Income Corp REIT 4.650% due 08/01/23	50,000	53,135
5.875% due 03/15/35	50,000	57,198
Regency Centers LP REIT 4.800% due 04/15/21	100,000	108,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Regions Financial Corp
2.000% due 05/15/18	$50,000	$49,714
3.200% due 02/08/21	50,000	50,493
Royal Bank of Canada (Canada)
1.200% due 09/19/17	100,000	99,923
1.500% due 01/16/18	200,000	200,605
2.000% due 12/10/18	100,000	101,029
2.150% due 03/06/20	100,000	101,914
2.200% due 09/23/19	200,000	203,957
4.650% due 01/27/26	400,000	406,869
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	168,465
Santander Bank NA 2.000% due 01/12/18	400,000	396,798
Santander UK Group Holdings PLC (United Kingdom) 3.125% due 01/08/21	150,000	151,113
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	49,889
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	202,198
2.200% due 02/01/19	150,000	152,344
4.250% due 10/01/44	200,000	206,576
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	304,315
3.400% due 07/11/24	300,000	309,016
Sumitomo Mitsui Financial Group Inc (Japan)
2.934% due 03/09/21	100,000	102,016
3.784% due 03/09/26	100,000	103,126
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,519
2.900% due 03/03/21	100,000	101,636
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	203,130
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	251,015
Synchrony Financial
2.600% due 01/15/19	50,000	50,148
3.750% due 08/15/21	200,000	205,642
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	50,399
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	102,175
The Allstate Corp 5.750% due 08/15/53 §	200,000	203,625
The Bank of New York Mellon Corp
1.350% due 03/06/18	25,000	25,045
2.100% due 01/15/19	100,000	101,378
2.600% due 08/17/20	500,000	515,480
3.400% due 05/15/24	100,000	104,744
The Bank of Nova Scotia (Canada)
1.300% due 07/21/17	150,000	150,248
1.450% due 04/25/18	100,000	99,951
1.700% due 06/11/18	150,000	150,412
2.050% due 06/05/19	100,000	100,633
2.450% due 03/22/21	250,000	251,857
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	274,675
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,728
3.225% due 09/01/22	25,000	26,177
The Chubb Corp 5.750% due 05/15/18	50,000	55,021
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	304,025
2.600% due 04/23/20	150,000	151,433
2.625% due 01/31/19	400,000	408,259
2.875% due 02/25/21	100,000	101,919

	Principal Amount	Value
2.900% due 07/19/18	$300,000	$307,217
3.500% due 01/23/25	150,000	151,741
3.625% due 01/22/23	400,000	413,309
3.750% due 05/22/25	150,000	153,888
3.750% due 02/25/26	60,000	61,518
4.750% due 10/21/45	100,000	104,971
5.150% due 05/22/45	280,000	285,603
5.250% due 07/27/21	150,000	169,120
5.375% due 03/15/20	300,000	333,306
6.125% due 02/15/33	150,000	182,193
6.150% due 04/01/18	100,000	108,243
6.750% due 10/01/37	200,000	238,734
7.500% due 02/15/19	250,000	288,204
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	168,071
The Huntington National Bank 2.400% due 04/01/20	300,000	298,062
The Korea Development Bank (South Korea)
2.875% due 08/22/18	200,000	206,035
3.875% due 05/04/17	250,000	256,855
The Progressive Corp 3.750% due 08/23/21	100,000	107,762
The Toronto-Dominion Bank (Canada)
1.125% due 05/02/17	150,000	150,144
1.400% due 04/30/18	100,000	99,966
1.750% due 07/23/18	75,000	75,361
1.950% due 01/22/19	100,000	100,963
2.250% due 11/05/19	100,000	101,422
2.500% due 12/14/20	50,000	51,062
The Travelers Cos Inc
5.750% due 12/15/17	50,000	53,622
6.250% due 06/15/37	125,000	167,143
Torchmark Corp 9.250% due 06/15/19	50,000	60,103
Toyota Motor Credit Corp
1.250% due 10/05/17	300,000	300,608
1.375% due 01/10/18	250,000	251,421
2.625% due 01/10/23	100,000	101,425
4.250% due 01/11/21	100,000	111,402
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	130,669
UBS AG (Switzerland)
1.375% due 06/01/17	300,000	299,688
2.375% due 08/14/19	400,000	406,528
UDR Inc REIT 3.700% due 10/01/20	100,000	105,008
Unum Group 3.875% due 11/05/25	50,000	48,315
US Bancorp
2.950% due 07/15/22	250,000	256,902
3.600% due 09/11/24	400,000	422,149
Ventas Realty LP REIT
1.250% due 04/17/17	57,000	56,780
4.000% due 04/30/19	100,000	105,012
4.125% due 01/15/26	31,000	31,909
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	108,588
Wachovia Corp
5.500% due 08/01/35	200,000	223,430
5.750% due 02/01/18	100,000	107,702
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	199,385
Wells Fargo & Co
1.500% due 01/16/18	100,000	100,625
2.125% due 04/22/19	100,000	101,720
2.500% due 03/04/21	150,000	152,072
2.550% due 12/07/20	170,000	173,166
3.450% due 02/13/23	300,000	308,027
3.500% due 03/08/22	550,000	585,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
3.900% due 05/01/45	$300,000	$300,910
4.100% due 06/03/26	300,000	314,465
4.125% due 08/15/23	300,000	320,454
4.600% due 04/01/21	200,000	222,153
5.375% due 02/07/35	100,000	121,139
5.606% due 01/15/44	100,000	114,873
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	132,607
Welltower Inc REIT
4.250% due 04/01/26	150,000	152,375
4.500% due 01/15/24	150,000	156,426
Westpac Banking Corp (Australia)
1.500% due 12/01/17	100,000	100,356
1.950% due 11/23/18	200,000	201,805
2.000% due 08/14/17	300,000	302,917
2.300% due 05/26/20	100,000	101,368
4.875% due 11/19/19	25,000	27,611
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	122,474
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	111,458
WP Carey Inc REIT 4.600% due 04/01/24	100,000	101,927
WR Berkley Corp 6.250% due 02/15/37	50,000	59,777
XLIT Ltd (Ireland)
2.300% due 12/15/18	250,000	251,015
5.250% due 12/15/43	50,000	52,162

		85,918,607

Health Care - 2.4%

Abbott Laboratories
2.950% due 03/15/25	100,000	101,187
5.125% due 04/01/19	80,000	87,995
6.150% due 11/30/37	25,000	32,110
AbbVie Inc
1.750% due 11/06/17	200,000	201,020
1.800% due 05/14/18	95,000	95,699
2.000% due 11/06/18	150,000	151,570
2.500% due 05/14/20	150,000	152,951
3.200% due 11/06/22	70,000	72,514
3.600% due 05/14/25	175,000	184,128
4.400% due 11/06/42	125,000	126,819
4.500% due 05/14/35	160,000	166,807
4.700% due 05/14/45	50,000	53,398
Actavis Funding SCS
1.300% due 06/15/17	100,000	99,751
2.350% due 03/12/18	380,000	384,640
2.450% due 06/15/19	65,000	65,768
3.000% due 03/12/20	70,000	72,201
3.800% due 03/15/25	70,000	72,981
4.550% due 03/15/35	320,000	331,959
4.750% due 03/15/45	30,000	31,906
Actavis Inc
3.250% due 10/01/22	100,000	102,591
4.625% due 10/01/42	100,000	103,448
Aetna Inc
2.750% due 11/15/22	125,000	124,709
3.500% due 11/15/24	100,000	102,243
3.950% due 09/01/20	50,000	53,557
4.125% due 11/15/42	100,000	96,844
Agilent Technologies Inc 3.200% due 10/01/22	100,000	101,448
Allergan Inc 2.800% due 03/15/23	25,000	24,694
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	102,692
Amgen Inc 3.625% due 05/22/24	100,000	105,731
5.150% due 11/15/41	174,000	192,769

	Principal Amount	Value
5.700% due 02/01/19	$100,000	$111,624
5.750% due 03/15/40	400,000	472,848
6.400% due 02/01/39	225,000	282,436
Anthem Inc 1.875% due 01/15/18	75,000	75,278
2.250% due 08/15/19	200,000	201,293
3.300% due 01/15/23	75,000	76,089
4.625% due 05/15/42	100,000	99,991
4.650% due 01/15/43	50,000	49,726
5.875% due 06/15/17	100,000	105,210
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	50,000	50,513
2.375% due 11/16/20	100,000	102,133
3.375% due 11/16/25	100,000	103,759
4.000% due 09/18/42	25,000	25,220
4.375% due 11/16/45	25,000	26,691
5.900% due 09/15/17	100,000	106,755
6.450% due 09/15/37	100,000	133,229
Baxalta Inc
2.875% due 06/23/20 ~	150,000	149,948
4.000% due 06/23/25 ~	50,000	50,928
5.250% due 06/23/45 ~	30,000	31,965
Becton Dickinson & Co
3.125% due 11/08/21	100,000	103,488
3.734% due 12/15/24	129,000	137,640
3.875% due 05/15/24	100,000	106,906
6.000% due 05/15/39	300,000	363,235
Biogen Inc 5.200% due 09/15/45	300,000	334,154
Boston Scientific Corp 2.650% due 10/01/18	100,000	101,849
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	102,026
3.250% due 08/01/42	100,000	93,386
Cardinal Health Inc
1.950% due 06/15/18	50,000	50,267
3.200% due 06/15/22	100,000	104,130
3.750% due 09/15/25	50,000	52,972
4.900% due 09/15/45	50,000	53,170
Catholic Health Initiatives 4.350% due 11/01/42	150,000	148,476
Celgene Corp
2.125% due 08/15/18	150,000	151,807
2.250% due 05/15/19	200,000	203,094
3.250% due 08/15/22	100,000	103,426
3.875% due 08/15/25	100,000	105,342
4.000% due 08/15/23	100,000	106,405
Cigna Corp
4.375% due 12/15/20	200,000	215,943
4.500% due 03/15/21	100,000	108,682
Covidien International Finance SA 6.000% due 10/15/17	125,000	134,157
Dignity Health 5.267% due 11/01/64	100,000	108,687
Eli Lilly & Co 5.500% due 03/15/27	100,000	124,614
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,726
2.550% due 09/01/20	100,000	103,088
3.250% due 09/01/22	170,000	179,761
3.650% due 03/01/26	100,000	106,558
4.400% due 12/01/21	100,000	111,846
4.500% due 02/01/45	210,000	223,097
4.600% due 09/01/35	45,000	48,944
4.750% due 03/01/46	50,000	55,025
GlaxoSmithKline Capital Inc (United Kingdom)
5.650% due 05/15/18	200,000	219,144
6.375% due 05/15/38	100,000	135,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	$200,000	$209,786
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	80,350
Humana Inc 3.850% due 10/01/24	100,000	104,785
4.625% due 12/01/42	100,000	97,585
Johnson & Johnson
1.125% due 03/01/19	30,000	30,092
1.650% due 12/05/18	150,000	152,988
1.650% due 03/01/21	50,000	50,298
2.050% due 03/01/23	50,000	50,276
2.450% due 12/05/21	150,000	155,628
2.450% due 03/01/26	50,000	50,311
3.550% due 03/01/36	25,000	26,020
3.700% due 03/01/46	25,000	26,320
4.850% due 05/15/41	50,000	60,970
5.550% due 08/15/17	50,000	53,184
5.950% due 08/15/37	100,000	135,799
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	108,360
4.700% due 02/01/45	50,000	50,101
Life Technologies Corp 6.000% due 03/01/20	100,000	112,193
McKesson Corp 3.796% due 03/15/24	300,000	313,702
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,040
7.125% due 03/15/18	200,000	220,023
Medtronic Inc
1.375% due 04/01/18	250,000	251,584
1.500% due 03/15/18	55,000	55,496
2.500% due 03/15/20	55,000	56,968
2.750% due 04/01/23	50,000	51,381
3.150% due 03/15/22	125,000	132,530
3.500% due 03/15/25	380,000	406,093
4.375% due 03/15/35	65,000	70,526
4.450% due 03/15/20	25,000	27,805
4.500% due 03/15/42	100,000	109,120
4.625% due 03/15/45	80,000	89,599
Merck & Co Inc
1.100% due 01/31/18	100,000	100,369
2.400% due 09/15/22	100,000	102,089
2.750% due 02/10/25	200,000	205,070
3.600% due 09/15/42	300,000	301,114
4.150% due 05/18/43	100,000	109,540
6.500% due 12/01/33	50,000	68,152
6.550% due 09/15/37	50,000	67,926
Mylan Inc 2.600% due 06/24/18	100,000	100,104
Novartis Capital Corp (Switzerland)
2.400% due 09/21/22	75,000	76,921
3.000% due 11/20/25	100,000	104,431
3.400% due 05/06/24	150,000	161,314
4.000% due 11/20/45	100,000	107,339
4.400% due 04/24/20	50,000	55,645
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	138,378
Perrigo Co PLC 2.300% due 11/08/18	250,000	249,954
Pfizer Inc
1.500% due 06/15/18	150,000	151,919
3.400% due 05/15/24	550,000	590,743
6.200% due 03/15/19	150,000	170,757
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	301,494
4.750% due 01/30/20	15,000	16,329
5.750% due 01/30/40	2,000	2,139

	Principal Amount	Value
Sanofi (France) 4.000% due 03/29/21	$200,000	$220,403
St Jude Medical Inc 3.250% due 04/15/23	100,000	101,326
Stryker Corp
4.100% due 04/01/43	100,000	98,464
4.375% due 05/15/44	300,000	309,740
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	199,802
Thermo Fisher Scientific Inc
3.150% due 01/15/23	100,000	99,657
3.650% due 12/15/25	100,000	101,960
4.150% due 02/01/24	100,000	105,627
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	251,922
1.900% due 07/16/18	60,000	60,967
2.700% due 07/15/20	30,000	31,195
3.750% due 07/15/25	75,000	80,943
4.625% due 11/15/41	300,000	335,186
4.750% due 07/15/45	50,000	57,495
6.875% due 02/15/38	250,000	351,587
Wyeth LLC
5.950% due 04/01/37	50,000	64,383
6.500% due 02/01/34	100,000	132,644
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	102,992
3.550% due 04/01/25	70,000	70,890
4.250% due 08/15/35	20,000	19,597
4.450% due 08/15/45	365,000	358,035
Zoetis Inc 3.250% due 02/01/23	300,000	297,202

		20,215,924

Industrials - 1.8%

3M Co 2.000% due 06/26/22	400,000	407,521
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	103,068
Air Lease Corp
2.625% due 09/04/18	150,000	149,161
3.375% due 01/15/19	100,000	99,938
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	168,031	179,990
Boeing Capital Corp 4.700% due 10/27/19	200,000	222,302
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	156,252
3.650% due 09/01/25	50,000	54,180
4.450% due 03/15/43	300,000	323,451
4.700% due 10/01/19	100,000	110,586
4.700% due 09/01/45	50,000	55,841
5.650% due 05/01/17	100,000	104,896
5.750% due 05/01/40	100,000	123,980
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	104,331
2.950% due 11/21/24	100,000	103,264
6.200% due 06/01/36	50,000	65,983
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	145,095
4.500% due 01/15/22	50,000	54,598
4.800% due 09/15/35	20,000	20,564
6.125% due 09/15/15	30,000	32,317
Caterpillar Inc
3.803% due 08/15/42	100,000	97,314
3.900% due 05/27/21	200,000	219,378
6.050% due 08/15/36	125,000	161,739
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	26,909	27,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
CSX Corp
3.400% due 08/01/24	$200,000	$207,363
3.700% due 11/01/23	100,000	106,988
5.500% due 04/15/41	75,000	86,372
7.375% due 02/01/19	50,000	57,587
Danaher Corp
1.650% due 09/15/18	35,000	35,526
3.350% due 09/15/25	30,000	31,963
4.375% due 09/15/45	30,000	33,603
5.400% due 03/01/19	200,000	222,249
Deere & Co
3.900% due 06/09/42	100,000	99,446
4.375% due 10/16/19	50,000	55,117
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	58,234	61,364
Dover Corp 5.375% due 03/01/41	50,000	61,663
Eaton Corp
2.750% due 11/02/22	200,000	200,517
4.000% due 11/02/32	100,000	101,508
Emerson Electric Co
2.625% due 12/01/21	100,000	102,751
3.150% due 06/01/25	100,000	103,211
4.250% due 11/15/20	25,000	27,196
FedEx Corp
3.875% due 08/01/42	100,000	93,524
4.000% due 01/15/24	200,000	217,028
4.750% due 11/15/45	50,000	53,145
Flowserve Corp 4.000% due 11/15/23	143,000	143,131
GATX Corp
2.375% due 07/30/18	46,000	45,641
3.250% due 03/30/25	100,000	93,008
General Dynamics Corp
1.000% due 11/15/17	50,000	50,119
3.600% due 11/15/42	200,000	200,653
General Electric Co
1.250% due 05/15/17	75,000	75,236
1.600% due 11/20/17	150,000	151,498
2.700% due 10/09/22	100,000	104,081
3.375% due 03/11/24	250,000	268,763
4.125% due 10/09/42	100,000	105,228
5.250% due 12/06/17	100,000	107,251
5.875% due 01/14/38	115,000	150,320
6.750% due 03/15/32	101,000	138,233
6.875% due 01/10/39	58,000	84,322
Honeywell International Inc
5.000% due 02/15/19	100,000	110,588
5.300% due 03/01/18	125,000	135,122
Hubbell Inc 3.350% due 03/01/26	50,000	50,307
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	152,151
4.875% due 09/15/41	100,000	115,593
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	108,021
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,052
John Deere Capital Corp
1.350% due 01/16/18	100,000	100,411
1.750% due 08/10/18	50,000	50,496
1.950% due 12/13/18	200,000	203,033
2.450% due 09/11/20	50,000	51,243
2.750% due 03/15/22	100,000	103,125
2.800% due 03/06/23	50,000	50,874
3.400% due 09/11/25	50,000	52,833
Kansas City Southern 4.950% due 08/15/45 ~	100,000	102,552
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	53,621

	Principal Amount	Value
L-3 Communications Corp 5.200% due 10/15/19	$100,000	$106,585
Lockheed Martin Corp
1.850% due 11/23/18	35,000	35,428
2.500% due 11/23/20	50,000	51,290
2.900% due 03/01/25	50,000	50,905
3.550% due 01/15/26	100,000	106,067
3.600% due 03/01/35	25,000	24,404
3.800% due 03/01/45	20,000	19,490
4.250% due 11/15/19	100,000	109,687
4.500% due 05/15/36	20,000	21,590
4.700% due 05/15/46	44,000	49,418
6.150% due 09/01/36	100,000	125,186
Norfolk Southern Corp
2.903% due 02/15/23	100,000	100,677
3.000% due 04/01/22	100,000	102,075
4.650% due 01/15/46	50,000	53,491
4.800% due 08/15/43	100,000	108,159
4.837% due 10/01/41	50,000	54,673
5.900% due 06/15/19	50,000	56,083
Northrop Grumman Corp
3.250% due 08/01/23	100,000	104,757
3.500% due 03/15/21	100,000	106,684
3.850% due 04/15/45	100,000	99,419
Owens Corning 4.200% due 12/15/22	138,000	140,087
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	131,682
Pentair Finance SA (United Kingdom) 2.900% due 09/15/18	250,000	250,900
Pitney Bowes Inc
4.625% due 03/15/24	100,000	102,186
5.600% due 03/15/18	50,000	52,893
Precision Castparts Corp
2.500% due 01/15/23	100,000	100,620
3.250% due 06/15/25	50,000	52,207
4.200% due 06/15/35	50,000	52,182
4.375% due 06/15/45	50,000	55,174
Raytheon Co
2.500% due 12/15/22	125,000	128,368
4.400% due 02/15/20	25,000	27,675
Republic Services Inc
3.200% due 03/15/25	100,000	100,764
3.800% due 05/15/18	200,000	208,677
5.500% due 09/15/19	27,000	30,009
6.200% due 03/01/40	200,000	245,482
Rockwell Automation Inc 2.050% due 03/01/20	100,000	101,237
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,643
Roper Technologies Inc 1.850% due 11/15/17	100,000	100,136
Ryder System Inc 2.350% due 02/26/19	125,000	124,984
Southwest Airlines Co 2.750% due 11/06/19	50,000	51,494
Stanley Black & Decker Inc
2.451% due 11/17/18	100,000	101,625
2.900% due 11/01/22	50,000	50,913
Textron Inc 4.000% due 03/15/26	25,000	25,694
The Boeing Co
5.875% due 02/15/40	50,000	66,380
6.000% due 03/15/19	100,000	113,611
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	201,211
Tyco International Finance SA 3.900% due 02/14/26	50,000	52,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Union Pacific Corp
2.250% due 06/19/20	$50,000	$51,091
2.750% due 03/01/26	25,000	25,469
3.250% due 08/15/25	50,000	53,457
3.646% due 02/15/24	92,000	99,416
4.050% due 03/01/46	30,000	30,979
4.750% due 09/15/41	100,000	112,034
4.750% due 12/15/43	100,000	112,211
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	103,820	107,324
United Airlines Pass-Through Trust ‘AA’ 3.450% due 06/01/29	25,000	25,219
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,165
2.450% due 10/01/22	100,000	104,127
3.125% due 01/15/21	100,000	107,151
5.500% due 01/15/18	50,000	54,038
6.200% due 01/15/38	50,000	68,395
United Technologies Corp
1.800% due 06/01/17	100,000	100,992
3.100% due 06/01/22	200,000	212,008
4.500% due 06/01/42	300,000	325,910
6.125% due 02/01/19	200,000	225,054
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	82,915	87,942
Verisk Analytics Inc 4.125% due 09/12/22	100,000	103,892
Waste Management Inc 6.100% due 03/15/18	250,000	273,241
WW Grainger Inc 4.600% due 06/15/45	20,000	22,504

		14,908,662

Information Technology - 1.9%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,239
Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	204,080
3.600% due 11/28/24	200,000	201,993
Altera Corp 2.500% due 11/15/18	100,000	103,044
Amphenol Corp 2.550% due 01/30/19	200,000	201,763
Apple Inc
1.550% due 02/07/20	100,000	100,495
1.700% due 02/22/19	20,000	20,317
2.000% due 05/06/20	400,000	407,927
2.250% due 02/23/21	150,000	152,972
2.400% due 05/03/23	450,000	453,344
2.500% due 02/09/25	400,000	398,244
3.250% due 02/23/26	70,000	73,103
3.450% due 05/06/24	300,000	320,434
3.450% due 02/09/45	50,000	45,291
4.500% due 02/23/36	50,000	54,089
4.650% due 02/23/46	145,000	158,731
Applied Materials Inc
2.625% due 10/01/20	50,000	51,711
3.900% due 10/01/25	35,000	37,190
5.100% due 10/01/35	35,000	38,150
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,572
Autodesk Inc 3.125% due 06/15/20	100,000	101,563
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	51,513
3.375% due 09/15/25	25,000	26,771
Avnet Inc 4.625% due 04/15/26	25,000	25,332
Baidu Inc (China) 2.250% due 11/28/17	200,000	201,569

	Principal Amount	Value
CA Inc 2.875% due 08/15/18	$100,000	$101,709
CDK Global Inc 3.300% due 10/15/19	35,000	35,249
Cisco Systems Inc
1.600% due 02/28/19	25,000	25,377
2.125% due 03/01/19	200,000	205,810
2.200% due 02/28/21	50,000	51,129
2.450% due 06/15/20	100,000	103,953
2.600% due 02/28/23	50,000	51,503
2.950% due 02/28/26	50,000	51,969
3.000% due 06/15/22	60,000	63,814
4.950% due 02/15/19	200,000	221,443
5.500% due 01/15/40	250,000	312,161
Corning Inc
1.450% due 11/15/17	100,000	99,643
1.500% due 05/08/18	100,000	99,626
eBay Inc
1.350% due 07/15/17	100,000	99,831
3.250% due 10/15/20	200,000	206,123
Electronic Arts Inc
3.700% due 03/01/21	50,000	52,057
4.800% due 03/01/26	50,000	51,335
EMC Corp
1.875% due 06/01/18	100,000	98,036
3.375% due 06/01/23	100,000	83,979
Fidelity National Information Services Inc
3.500% due 04/15/23	108,000	107,981
3.625% due 10/15/20	100,000	103,500
5.000% due 10/15/25	300,000	324,703
Fiserv Inc
2.700% due 06/01/20	50,000	50,922
3.850% due 06/01/25	100,000	105,623
Flextronics International Ltd 4.750% due 06/15/25	50,000	49,250
Harris Corp 2.700% due 04/27/20	200,000	200,829
Hewlett Packard Enterprise Co
2.850% due 10/05/18 ~	150,000	152,635
3.600% due 10/15/20 ~	50,000	52,066
4.900% due 10/15/25 ~	250,000	257,995
6.200% due 10/15/35 ~	50,000	49,345
6.350% due 10/15/45 ~	50,000	49,313
HP Inc
3.750% due 12/01/20	9,000	9,326
4.050% due 09/15/22	200,000	205,970
4.650% due 12/09/21	150,000	159,028
6.000% due 09/15/41	55,000	49,630
Ingram Micro Inc 4.950% due 12/15/24	50,000	48,527
Intel Corp
2.450% due 07/29/20	160,000	165,737
3.300% due 10/01/21	250,000	268,880
3.700% due 07/29/25	145,000	159,077
4.800% due 10/01/41	185,000	207,374
4.900% due 07/29/45	40,000	44,959
International Business Machines Corp
1.125% due 02/06/18	100,000	100,225
1.250% due 02/08/18	100,000	100,449
1.625% due 05/15/20	150,000	150,704
1.875% due 05/15/19	100,000	101,529
2.250% due 02/19/21	200,000	204,620
3.375% due 08/01/23	300,000	319,254
4.700% due 02/19/46	200,000	220,704
5.600% due 11/30/39	26,000	32,160
5.700% due 09/14/17	100,000	106,803
8.375% due 11/01/19	100,000	123,508
Keysight Technologies Inc 4.550% due 10/30/24	100,000	97,651

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
KLA-Tencor Corp 5.650% due 11/01/34	$38,000	$37,874
Microsoft Corp
1.300% due 11/03/18	360,000	363,700
2.000% due 11/03/20	100,000	102,565
2.375% due 02/12/22	200,000	206,321
2.375% due 05/01/23	100,000	101,610
3.125% due 11/03/25	100,000	105,185
3.500% due 11/15/42	100,000	96,652
3.750% due 02/12/45	200,000	198,692
4.450% due 11/03/45	100,000	110,832
4.750% due 11/03/55	50,000	55,739
5.200% due 06/01/39	135,000	163,375
5.300% due 02/08/41	200,000	244,880
Motorola Solutions Inc 3.500% due 03/01/23	150,000	138,035
NetApp Inc 3.375% due 06/15/21	50,000	50,325
Oracle Corp
1.200% due 10/15/17	300,000	301,746
2.250% due 10/08/19	300,000	309,758
2.950% due 05/15/25	150,000	153,904
3.900% due 05/15/35	105,000	105,513
4.300% due 07/08/34	100,000	105,393
4.375% due 05/15/55	450,000	454,693
5.000% due 07/08/19	100,000	111,936
5.750% due 04/15/18	100,000	109,383
6.125% due 07/08/39	100,000	129,317
6.500% due 04/15/38	100,000	133,491
QUALCOMM Inc
2.250% due 05/20/20	100,000	102,611
3.450% due 05/20/25	150,000	155,493
4.800% due 05/20/45	150,000	148,977
Seagate HDD Cayman
3.750% due 11/15/18	100,000	99,638
5.750% due 12/01/34	50,000	35,612
Symantec Corp 2.750% due 06/15/17	100,000	100,450
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	104,389
Texas Instruments Inc 1.000% due 05/01/18	200,000	199,983
Tyco Electronics Group SA (Switzerland)
2.375% due 12/17/18	50,000	50,602
4.875% due 01/15/21	30,000	32,379
Visa Inc
1.200% due 12/14/17	25,000	25,156
2.200% due 12/14/20	350,000	359,086
2.800% due 12/14/22	50,000	52,243
3.150% due 12/14/25	200,000	209,128
4.150% due 12/14/35	30,000	32,311
4.300% due 12/14/45	100,000	109,717
Xerox Corp
3.500% due 08/20/20	50,000	48,306
3.800% due 05/15/24	150,000	137,120
5.625% due 12/15/19	100,000	103,462

		15,960,043

Materials - 1.0%

Agrium Inc (Canada) 5.250% due 01/15/45	145,000	143,752
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	105,239
4.375% due 08/21/19	25,000	26,989
Airgas Inc 3.050% due 08/01/20	100,000	102,466
Albemarle Corp 5.450% due 12/01/44	50,000	48,061

	Principal Amount	Value
Barrick Gold Corp (Canada)
4.100% due 05/01/23	$63,000	$61,469
5.250% due 04/01/42	100,000	86,361
BHP Billiton Finance USA Ltd (Australia)
2.050% due 09/30/18	200,000	202,007
5.000% due 09/30/43	150,000	152,980
6.500% due 04/01/19	300,000	337,716
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	106,207
CF Industries Inc 3.450% due 06/01/23	225,000	217,771
Eastman Chemical Co
3.800% due 03/15/25	100,000	102,767
4.650% due 10/15/44	50,000	48,013
4.800% due 09/01/42	100,000	95,209
Ecolab Inc
1.450% due 12/08/17	150,000	149,716
4.350% due 12/08/21	100,000	110,596
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	95,554
4.625% due 01/15/20	150,000	164,333
5.750% due 03/15/19	200,000	223,734
FMC Corp 4.100% due 02/01/24	50,000	52,097
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	147,961
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	245,271
International Paper Co
4.750% due 02/15/22	125,000	137,400
6.000% due 11/15/41	200,000	218,001
7.500% due 08/15/21	40,000	48,100
7.950% due 06/15/18	100,000	112,595
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	67,306
6.000% due 11/15/21	200,000	230,417
Monsanto Co
1.850% due 11/15/18	100,000	99,893
3.375% due 07/15/24	100,000	101,908
3.600% due 07/15/42	50,000	40,554
4.400% due 07/15/44	100,000	93,222
Newmont Mining Corp
3.500% due 03/15/22	100,000	99,521
5.875% due 04/01/35	100,000	97,100
Nucor Corp
4.000% due 08/01/23	25,000	26,105
4.125% due 09/15/22	50,000	52,309
5.200% due 08/01/43	25,000	25,539
Packaging Corp of America 3.650% due 09/15/24	100,000	99,403
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	269,570
PPG Industries Inc
2.300% due 11/15/19	100,000	101,524
3.600% due 11/15/20	50,000	52,405
Praxair Inc
1.050% due 11/07/17	50,000	49,833
1.250% due 11/07/18	150,000	149,580
2.200% due 08/15/22	100,000	100,129
Rio Tinto Finance USA Ltd (United Kingdom)
3.500% due 11/02/20	100,000	103,655
7.125% due 07/15/28	50,000	59,145
9.000% due 05/01/19	150,000	177,656
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	99,391
4.750% due 03/22/42	400,000	392,094
RPM International Inc 5.250% due 06/01/45	50,000	49,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Sonoco Products Co 5.750% due 11/01/40	$200,000	$227,352
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	123,748
7.500% due 07/27/35	50,000	52,538
The Dow Chemical Co
4.125% due 11/15/21	200,000	218,568
4.250% due 11/15/20	100,000	109,060
4.250% due 10/01/34	200,000	195,523
The Mosaic Co 5.450% due 11/15/33	163,000	168,088
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	47,892
The Valspar Corp
3.950% due 01/15/26	50,000	51,740
7.250% due 06/15/19	25,000	28,528
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	300,000	257,217
6.875% due 11/21/36	150,000	119,335
8.250% due 01/17/34	100,000	92,500
WestRock MWV LLC 7.375% due 09/01/19	100,000	114,499

		7,986,949

Telecommunication Services - 1.3%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	274,912
6.125% due 03/30/40	250,000	297,263
6.375% due 03/01/35	125,000	150,486
AT&T Inc
1.400% due 12/01/17	400,000	400,096
2.450% due 06/30/20	200,000	202,372
2.625% due 12/01/22	125,000	124,048
3.000% due 02/15/22	100,000	102,225
3.000% due 06/30/22	95,000	96,567
3.400% due 05/15/25	300,000	301,319
3.800% due 03/15/22	100,000	105,574
3.950% due 01/15/25	45,000	46,874
4.125% due 02/17/26	300,000	317,595
4.300% due 12/15/42	393,000	361,192
4.350% due 06/15/45	177,000	163,449
4.450% due 05/15/21	250,000	273,546
4.500% due 05/15/35	90,000	89,176
4.750% due 05/15/46	265,000	259,591
5.000% due 03/01/21	100,000	111,696
5.150% due 03/15/42	200,000	202,364
5.200% due 03/15/20	35,000	38,911
5.350% due 09/01/40	161,000	169,471
5.800% due 02/15/19	200,000	223,099
6.000% due 08/15/40	50,000	55,895
6.375% due 03/01/41	50,000	58,427
6.550% due 02/15/39	100,000	118,610
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	78,377
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	103,289
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	278,149
Orange SA (France)
2.750% due 02/06/19	100,000	103,160
5.375% due 01/13/42	150,000	175,594
9.000% due 03/01/31	50,000	76,091
Qwest Corp 6.750% due 12/01/21	100,000	107,750
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	25,232
5.000% due 03/15/44	100,000	110,614
6.800% due 08/15/18	100,000	111,417

	Principal Amount	Value
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	$40,000	$45,511
7.045% due 06/20/36	150,000	190,481
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	355,972
Verizon Communications Inc
1.350% due 06/09/17	300,000	300,966
2.550% due 06/17/19	200,000	205,939
3.000% due 11/01/21	85,000	88,471
3.450% due 03/15/21	200,000	212,617
3.500% due 11/01/21	200,000	212,839
4.272% due 01/15/36	57,000	56,916
4.500% due 09/15/20	229,000	253,541
4.522% due 09/15/48	309,000	310,937
4.672% due 03/15/55	294,000	283,476
5.150% due 09/15/23	150,000	173,466
5.850% due 09/15/35	300,000	349,457
6.350% due 04/01/19	250,000	283,446
6.400% due 09/15/33	434,000	535,426
6.400% due 02/15/38	250,000	303,453
6.550% due 09/15/43	281,000	370,959
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	165,508
6.150% due 02/27/37	150,000	169,410
7.875% due 02/15/30	50,000	63,412

		10,646,634

Utilities - 1.8%

AGL Capital Corp 3.500% due 09/15/21	150,000	153,560
Alabama Power Co
4.100% due 01/15/42	300,000	306,227
4.150% due 08/15/44	90,000	94,084
Ameren Illinois Co
3.250% due 03/01/25	50,000	52,528
4.150% due 03/15/46	50,000	53,298
American Water Capital Corp 4.300% due 12/01/42	100,000	106,157
Appalachian Power Co
3.400% due 06/01/25	100,000	102,552
4.600% due 03/30/21	50,000	54,419
7.000% due 04/01/38	150,000	192,943
Arizona Public Service Co
4.500% due 04/01/42	100,000	109,621
4.700% due 01/15/44	100,000	111,632
Atmos Energy Corp 4.150% due 01/15/43	64,000	66,876
Avista Corp 5.125% due 04/01/22	15,000	16,782
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,627
Berkshire Hathaway Energy Co
1.100% due 05/15/17	100,000	99,976
5.150% due 11/15/43	200,000	232,298
6.125% due 04/01/36	100,000	124,215
6.500% due 09/15/37	100,000	130,850
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	98,336
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	106,540
CMS Energy Corp 6.250% due 02/01/20	100,000	115,052
Commonwealth Edison Co
3.800% due 10/01/42	100,000	100,297
4.000% due 08/01/20	100,000	108,389
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	100,116
4.500% due 12/01/45	100,000	109,364
5.850% due 04/01/18	100,000	108,162
6.650% due 04/01/19	150,000	170,776

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Consumers Energy Co 6.700% due 09/15/19	$125,000	$145,403
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	100,745
Dominion Resources Inc
1.900% due 06/15/18	100,000	100,268
4.700% due 12/01/44	100,000	100,740
5.200% due 08/15/19	120,000	131,480
DTE Electric Co
3.375% due 03/01/25	50,000	53,439
3.650% due 03/15/24	51,000	54,607
DTE Energy Co
3.300% due 06/15/22 ~	50,000	51,976
3.850% due 12/01/23	100,000	105,471
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	197,814
6.050% due 04/15/38	110,000	142,896
6.100% due 06/01/37	25,000	31,814
7.000% due 11/15/18	100,000	114,243
Duke Energy Corp
2.100% due 06/15/18	100,000	100,542
3.550% due 09/15/21	100,000	104,966
3.750% due 04/15/24	300,000	314,297
Duke Energy Indiana Inc
4.200% due 03/15/42	125,000	130,026
4.900% due 07/15/43	100,000	114,172
Edison International 2.950% due 03/15/23	100,000	101,094
El Paso Electric Co 5.000% due 12/01/44	50,000	54,103
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	52,194
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	50,541
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	58,678
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	51,415
4.950% due 01/15/45	40,000	40,976
Eversource Energy 2.800% due 05/01/23	100,000	99,513
Exelon Corp
2.850% due 06/15/20	50,000	51,199
3.950% due 06/15/25 ~	100,000	103,880
4.950% due 06/15/35 ~	35,000	37,486
5.100% due 06/15/45 ~	35,000	38,264
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	100,766
5.200% due 10/01/19	300,000	327,042
Florida Power & Light Co
4.950% due 06/01/35	100,000	117,356
5.690% due 03/01/40	35,000	45,430
5.950% due 02/01/38	125,000	163,791
Georgia Power Co
2.850% due 05/15/22	100,000	101,764
4.300% due 03/15/42	100,000	102,118
Great Plains Energy Inc 4.850% due 06/01/21	100,000	109,016
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	50,647
Interstate Power & Light Co 3.400% due 08/15/25	150,000	157,059
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,077
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	51,744
Kentucky Utilities Co 4.650% due 11/15/43	200,000	224,295

	Principal Amount	Value
MidAmerican Energy Co
2.400% due 03/15/19	$150,000	$154,292
6.750% due 12/30/31	100,000	135,186
National Fuel Gas Co 3.750% due 03/01/23	100,000	89,064
Nevada Power Co 5.450% due 05/15/41	300,000	362,926
NextEra Energy Capital Holdings Inc
1.586% due 06/01/17	55,000	55,064
2.056% due 09/01/17	100,000	100,582
2.700% due 09/15/19	100,000	101,191
4.500% due 06/01/21	50,000	54,039
NiSource Finance Corp
4.800% due 02/15/44	100,000	105,923
5.250% due 02/15/43	100,000	114,277
6.125% due 03/01/22	50,000	58,769
Northern States Power Co
2.150% due 08/15/22	100,000	99,991
2.600% due 05/15/23	100,000	102,005
NSTAR Electric Co
2.375% due 10/15/22	100,000	100,226
3.250% due 11/15/25	50,000	52,455
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	49,953
Ohio Edison Co 6.875% due 07/15/36	150,000	183,291
Ohio Power Co 5.375% due 10/01/21	30,000	34,189
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	109,375
Oncor Electric Delivery Co LLC
2.150% due 06/01/19	50,000	50,459
5.300% due 06/01/42	100,000	117,152
7.000% due 05/01/32	50,000	65,124
ONE Gas Inc 4.658% due 02/01/44	200,000	217,516
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	99,430
3.500% due 06/15/25	100,000	105,983
3.850% due 11/15/23	50,000	54,005
4.300% due 03/15/45	105,000	113,591
4.750% due 02/15/44	100,000	114,300
6.050% due 03/01/34	250,000	319,792
PECO Energy Co 3.150% due 10/15/25	50,000	52,263
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	38,006
Potomac Electric Power Co 3.600% due 03/15/24	100,000	106,607
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,123
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	102,093
4.150% due 10/01/45	25,000	26,705
4.750% due 07/15/43	50,000	56,862
5.200% due 07/15/41	25,000	29,940
Progress Energy Inc 7.750% due 03/01/31	100,000	136,267
PSEG Power LLC
2.450% due 11/15/18	200,000	201,082
4.150% due 09/15/21	100,000	104,717
Public Service Co of Colorado
2.900% due 05/15/25	100,000	102,977
4.300% due 03/15/44	200,000	219,686
Public Service Co of New Mexico 3.850% due 08/01/25	50,000	52,239
Public Service Electric & Gas Co
3.050% due 11/15/24	50,000	52,070
4.050% due 05/01/45	50,000	52,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Puget Energy Inc
3.650% due 05/15/25	$100,000	$100,884
6.000% due 09/01/21	100,000	114,084
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,532
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	105,956
3.600% due 09/01/23	100,000	107,035
Sempra Energy 9.800% due 02/15/19	50,000	60,192
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	105,706
5.300% due 05/15/33	50,000	57,381
5.450% due 02/01/41	50,000	58,829
Southern California Edison Co
3.500% due 10/01/23	100,000	107,144
3.875% due 06/01/21	100,000	108,863
3.900% due 03/15/43	50,000	51,482
4.500% due 09/01/40	50,000	54,671
5.500% due 08/15/18	100,000	109,851
Southern California Gas Co
3.150% due 09/15/24	100,000	104,584
4.450% due 03/15/44	100,000	111,767
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	46,038
6.200% due 03/15/40	50,000	60,774
Southwestern Public Service Co 3.300% due 06/15/24	50,000	52,016
Tampa Electric Co
4.200% due 05/15/45	100,000	103,116
6.100% due 05/15/18	35,000	38,238
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	26,283
The Southern Co 2.750% due 06/15/20	100,000	101,525
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	60,867
Tucson Electric Power Co 3.050% due 03/15/25	50,000	48,639
Union Electric Co 8.450% due 03/15/39	100,000	161,425
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	99,687
2.950% due 01/15/22	100,000	104,000
3.150% due 01/15/26	35,000	36,196
3.450% due 02/15/24	100,000	105,019
4.650% due 08/15/43	100,000	111,541
5.000% due 06/30/19	35,000	38,508
8.875% due 11/15/38	25,000	40,256
WEC Energy Group Inc 3.550% due 06/15/25	100,000	104,132
Westar Energy Inc 4.100% due 04/01/43	100,000	105,574
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,525
4.250% due 12/15/19	25,000	27,068

		15,137,466

Total Corporate Bonds & Notes (Cost $222,220,239)		226,819,400

MORTGAGE-BACKED SECURITIES - 29.9%

Collateralized Mortgage Obligations - Commercial - 1.8%

Banc of America Commercial Mortgage Trust 5.618% due 04/10/49 " §	200,000	204,684
Bear Stearns Commercial Mortgage Securities Trust 5.885% due 06/11/50 " §	450,000	467,737

	Principal Amount	Value
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47 "	$700,000	$728,713
5.705% due 12/10/49 " §	200,000	206,235
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	428,381
3.819% due 06/10/47 "	900,000	969,759
Fannie Mae 2.717% due 02/25/22 "	500,000	520,242
Fannie Mae - Aces 2.323% due 11/25/18 " §	783,628	799,292
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	429,520	434,236
3.171% due 10/25/24 "	1,500,000	1,608,139
3.250% due 04/25/23 " §	1,700,000	1,837,820
3.398% due 07/25/19 "	350,730	362,325
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	664,303
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46 "	1,000,000	1,022,314
3.143% due 12/15/47 "	500,000	523,658
5.192% due 05/15/45 " §	300,000	309,694
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	73,485	77,308
ML-CFC Commercial Mortgage Trust 5.864% due 08/12/49 " §	174,465	180,854
Morgan Stanley Capital I Trust
5.439% due 02/12/44 "	7,575	7,567
5.569% due 12/15/44 "	407,342	423,291
5.809% due 12/12/49 "	316,070	329,477
5.918% due 06/11/49 " §	82,726	85,816
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	544,489
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	266,198
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58 "	1,000,000	1,066,471
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	721,632

		14,790,635

Fannie Mae - 13.0%

2.125% due 04/01/44 " §	815,660	841,763
2.409% due 06/01/38 " §	10,172	10,782
2.440% due 08/01/39 " §	24,016	25,447
2.500% due 10/01/27 - 01/01/43 "	6,386,375	6,575,996
3.000% due 05/01/22 - 09/01/45 "	26,064,626	26,985,291
3.500% due 10/01/25 - 04/01/46 "	32,505,279	34,193,842
4.000% due 09/01/18 - 09/01/45 "	18,864,410	20,199,278
4.500% due 05/01/18 - 09/01/43 "	8,605,677	9,378,517
5.000% due 12/01/17 - 01/01/42 "	4,635,258	5,127,100
5.500% due 11/01/33 - 07/01/41 "	3,010,378	3,392,266
6.000% due 09/01/34 - 06/01/40 "	1,313,654	1,501,075
6.500% due 09/01/36 - 07/01/38 "	242,323	289,233

		108,520,590

Freddie Mac - 7.5%

2.500% due 08/01/28 - 04/01/31 "	5,437,715	5,596,339
3.000% due 09/01/26 - 04/01/46 "	15,162,320	15,666,796
3.500% due 06/01/21 - 04/01/46 "	16,877,237	17,706,690
4.000% due 02/01/25 - 04/01/46 "	10,991,043	11,761,837
4.500% due 08/01/24 - 10/01/41 "	5,799,129	6,320,198
5.000% due 03/01/19 - 03/01/41 "	2,578,870	2,839,355
5.500% due 12/01/16 - 08/01/40 "	1,298,139	1,451,925
6.000% due 04/01/36 - 05/01/40 "	1,322,074	1,507,746
6.500% due 08/01/37 - 04/01/39 "	128,401	148,798

		62,999,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 7.6%

2.500% due 01/20/43 "	$340,818	$345,475
3.000% due 08/20/42 - 04/01/46 "	12,562,545	13,050,612
3.500% due 10/15/41 - 04/01/46 "	22,947,641	24,302,665
4.000% due 06/15/39 - 04/01/46 "	12,318,886	13,216,709
4.500% due 02/15/39 - 06/20/45 "	6,578,356	7,125,774
5.000% due 05/15/36 - 10/20/43 "	2,881,529	3,209,083
5.500% due 04/15/37 - 04/15/40 "	1,177,674	1,325,858
6.000% due 01/15/38 - 06/15/41 "	408,046	460,376
6.500% due 10/15/38 - 02/15/39 "	61,913	75,500

		63,112,052

Total Mortgage-Backed Securities (Cost $244,864,067)		249,422,961

ASSET-BACKED SECURITIES - 0.4%

American Express Credit Account Master Trust 1.430% due 06/15/20 "	700,000	703,770
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	133,094	136,582
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	201,090
Citibank Credit Card Issuance Trust
2.680% due 06/07/23 "	500,000	514,515
5.350% due 02/07/20 "	350,000	375,987
5.650% due 09/20/19 "	100,000	106,418
6.150% due 06/15/39 "	250,000	344,067
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	251,114
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	1,000,000	1,000,467

Total Asset-Backed Securities (Cost $3,622,049)		3,634,010

U.S. GOVERNMENT AGENCY ISSUES - 2.7%

Fannie Mae
0.750% due 04/20/17	500,000	500,277
0.875% due 08/28/17	150,000	150,394
0.875% due 10/26/17	400,000	400,896
0.875% due 12/20/17	350,000	350,691
0.875% due 02/08/18	750,000	752,038
0.875% due 05/21/18	500,000	500,856
1.000% due 09/27/17	250,000	251,026
1.125% due 07/20/18	1,000,000	1,007,596
1.750% due 01/30/19	100,000	102,328
1.875% due 12/28/20	500,000	513,484
2.625% due 09/06/24	960,000	1,015,283
5.000% due 05/11/17	150,000	157,191
5.375% due 06/12/17	200,000	211,264
5.625% due 07/15/37	100,000	141,540
7.125% due 01/15/30	525,000	805,350
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	501,837
Federal Home Loan Bank
0.750% due 08/28/17	2,400,000	2,401,812
0.875% due 05/24/17	700,000	701,611
5.000% due 11/17/17	800,000	855,076
5.375% due 08/15/18	200,000	220,853
5.500% due 07/15/36	100,000	138,086
Financing Corp 10.700% due 10/06/17	50,000	57,456
Freddie Mac
0.750% due 07/14/17	2,000,000	2,001,300
0.750% due 01/12/18	300,000	300,015
1.000% due 07/28/17	250,000	250,979

	Principal Amount	Value
1.100% due 02/26/18	$700,000	$700,125
1.250% due 10/02/19	1,200,000	1,206,052
1.375% due 05/01/20	2,000,000	2,017,410
1.400% due 03/29/19	600,000	600,201
1.750% due 05/30/19	200,000	204,928
2.375% due 01/13/22	1,000,000	1,050,649
4.875% due 06/13/18	400,000	435,389
5.000% due 04/18/17	300,000	313,651
5.125% due 11/17/17	200,000	214,132
6.250% due 07/15/32	225,000	329,578
Tennessee Valley Authority
2.875% due 09/15/24	500,000	526,585
3.500% due 12/15/42	100,000	100,009
3.875% due 02/15/21	65,000	72,368
5.250% due 09/15/39	25,000	31,986
5.375% due 04/01/56	50,000	64,560
6.750% due 11/01/25	150,000	205,259
7.125% due 05/01/30	50,000	73,742

Total U.S. Government Agency Issues (Cost $21,866,985)		22,435,863

U.S. TREASURY OBLIGATIONS - 36.4%

U.S. Treasury Bonds - 5.5%

2.500% due 02/15/45	3,300,000	3,219,176
2.500% due 02/15/46	500,000	487,598
2.750% due 08/15/42	2,450,000	2,531,634
2.750% due 11/15/42	1,850,000	1,908,355
2.875% due 05/15/43	6,200,000	6,537,491
2.875% due 08/15/45	1,000,000	1,052,227
3.000% due 05/15/42	1,075,000	1,168,054
3.000% due 11/15/45	1,900,000	2,052,000
3.125% due 11/15/41	975,000	1,085,602
3.125% due 02/15/43	2,625,000	2,909,392
3.125% due 08/15/44	5,600,000	6,198,500
3.625% due 08/15/43	1,525,000	1,853,619
3.750% due 08/15/41	1,300,000	1,603,621
3.750% due 11/15/43	1,000,000	1,242,930
4.250% due 11/15/40	750,000	993,575
4.375% due 05/15/40	1,025,000	1,380,007
4.375% due 05/15/41	775,000	1,047,189
4.500% due 02/15/36	1,750,000	2,402,559
4.500% due 08/15/39	700,000	959,301
4.625% due 02/15/40	625,000	870,923
5.375% due 02/15/31	1,100,000	1,578,286
6.250% due 05/15/30	1,550,000	2,365,839

		45,447,878

U.S. Treasury Notes - 30.9%

0.500% due 07/31/17	500,000	498,858
0.625% due 05/31/17	3,800,000	3,798,366
0.625% due 06/30/17	6,000,000	5,997,420
0.625% due 08/31/17	4,000,000	3,996,092
0.625% due 09/30/17	5,000,000	4,994,435
0.625% due 11/30/17	1,000,000	998,633
0.625% due 04/30/18	2,000,000	1,994,844
0.750% due 12/31/17	1,250,000	1,250,586
0.750% due 01/31/18	6,000,000	6,002,580
0.750% due 02/28/18	8,200,000	8,203,206
0.875% due 04/30/17	3,500,000	3,508,750
0.875% due 08/15/17	4,500,000	4,511,515
0.875% due 11/30/17	5,500,000	5,514,179
0.875% due 01/31/18	1,000,000	1,002,773
1.000% due 05/31/18	5,600,000	5,628,112
1.125% due 04/30/20	5,500,000	5,510,202
1.125% due 02/28/21	5,400,000	5,380,592
1.250% due 01/31/19	3,225,000	3,261,975
1.250% due 10/31/19	750,000	756,856
1.250% due 01/31/20	750,000	755,464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
1.250% due 02/29/20	$9,000,000	$9,062,577
1.375% due 06/30/18	1,000,000	1,013,633
1.375% due 09/30/18	3,600,000	3,652,103
1.375% due 11/30/18	1,500,000	1,522,324
1.375% due 12/31/18	650,000	659,661
1.375% due 01/31/20	7,700,000	7,792,192
1.375% due 03/31/20	5,500,000	5,562,199
1.500% due 08/31/18	1,250,000	1,271,558
1.500% due 12/31/18	11,700,000	11,914,800
1.500% due 03/31/19	3,000,000	3,056,367
1.500% due 05/31/20	2,000,000	2,030,860
1.625% due 06/30/19	2,000,000	2,045,352
1.625% due 08/31/19	4,400,000	4,497,539
1.625% due 11/30/20	4,500,000	4,591,935
1.625% due 08/15/22	2,025,000	2,041,652
1.625% due 11/15/22	6,975,000	7,030,312
1.625% due 02/15/26	2,600,000	2,563,642
1.750% due 10/31/20	5,100,000	5,228,296
1.750% due 05/15/22	1,250,000	1,271,606
1.750% due 05/15/23	5,250,000	5,324,545
1.875% due 08/31/17	400,000	406,688
1.875% due 09/30/17	1,600,000	1,628,000
1.875% due 10/31/17	1,700,000	1,730,979
1.875% due 06/30/20	4,200,000	4,330,675
2.000% due 07/31/20	3,000,000	3,108,048
2.000% due 09/30/20	2,500,000	2,592,725
2.000% due 08/31/21	3,000,000	3,105,996
2.000% due 11/15/21	2,000,000	2,069,414
2.000% due 02/15/22	1,100,000	1,138,113
2.000% due 11/30/22	2,400,000	2,474,016
2.000% due 02/15/23	6,950,000	7,165,151
2.000% due 02/15/25	2,000,000	2,044,102
2.125% due 08/15/21	2,200,000	2,292,468
2.250% due 07/31/18	1,400,000	1,447,305
2.250% due 04/30/21	5,700,000	5,979,990
2.250% due 11/15/24	2,000,000	2,086,446
2.250% due 11/15/25	2,200,000	2,290,578
2.375% due 07/31/17	1,400,000	1,431,500
2.375% due 06/30/18	1,500,000	1,553,965
2.375% due 08/15/24	10,300,000	10,853,831
2.500% due 06/30/17	800,000	818,218
2.500% due 08/15/23	4,450,000	4,744,203
2.625% due 01/31/18	1,000,000	1,034,512
2.625% due 08/15/20	1,800,000	1,913,765
2.625% due 11/15/20	2,000,000	2,128,320
2.750% due 05/31/17	900,000	921,779
2.750% due 12/31/17	1,000,000	1,035,000
2.750% due 02/28/18	1,100,000	1,142,325
2.750% due 02/15/19	1,350,000	1,423,327
2.750% due 11/15/23	6,600,000	7,152,361
2.750% due 02/15/24	8,000,000	8,667,032
2.875% due 03/31/18	1,000,000	1,042,168
3.125% due 05/15/21	1,750,000	1,911,978
3.375% due 11/15/19	1,750,000	1,898,510
3.750% due 11/15/18	2,475,000	2,666,040
3.875% due 05/15/18	1,200,000	1,280,648
4.000% due 08/15/18	1,050,000	1,132,318
4.250% due 11/15/17	900,000	951,082
4.500% due 05/15/17	1,000,000	1,042,715

		258,334,882

Total U.S. Treasury Obligations (Cost $293,444,171)		303,782,760

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 1.625% due 02/27/19	550,000	560,486
Chile Government (Chile) 3.125% due 01/21/26	75,000	75,975

	Principal Amount	Value
Colombia Government (Colombia)
4.375% due 07/12/21	$300,000	$313,500
5.000% due 06/15/45	300,000	280,500
7.375% due 03/18/19	100,000	113,450
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	124,813
1.250% due 02/04/19	400,000	402,455
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	132,323
Israel Government (Israel) 5.125% due 03/26/19	300,000	331,130
Israel Government AID 5.500% due 04/26/24	25,000	31,238
Italy Government (Italy) 6.875% due 09/27/23	150,000	189,268
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	201,545
2.125% due 02/07/19	200,000	203,892
3.375% due 07/31/23	200,000	217,626
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	104,192
Korea International (South Korea) 7.125% due 04/16/19	100,000	116,440
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	93,375
3.625% due 03/15/22	296,000	306,360
4.000% due 10/02/23	550,000	577,500
4.600% due 01/23/46	500,000	489,375
4.750% due 03/08/44	264,000	264,000
6.750% due 09/27/34	225,000	290,812
Panama Government (Panama)
4.000% due 09/22/24	200,000	211,000
6.700% due 01/26/36	100,000	128,000
8.875% due 09/30/27	100,000	143,750
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	230,200
8.750% due 11/21/33	200,000	296,000
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	329,737
4.000% due 01/15/21	325,000	357,629
6.375% due 10/23/34	250,000	353,439
7.750% due 01/14/31	200,000	304,597
Poland Government (Poland)
3.000% due 03/17/23	150,000	150,666
4.000% due 01/22/24	150,000	160,459
6.375% due 07/15/19	200,000	227,601
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,431
2.000% due 10/23/22	100,000	100,855
2.650% due 09/22/21	100,000	105,223
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	101,306
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,427
1.200% due 02/14/18	125,000	124,867
1.625% due 01/18/19	100,000	100,659
2.000% due 09/27/18	125,000	127,191
4.000% due 10/07/19	150,000	162,646
4.400% due 04/14/20	250,000	277,340
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	104,908
3.500% due 07/29/20	100,000	107,845
7.500% due 07/15/23	100,000	133,743
7.500% due 09/15/29	75,000	111,948
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	100,992
6.250% due 03/08/41	200,000	219,465
6.875% due 05/27/19	100,000	110,051

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Turkey Government (Turkey)
4.875% due 04/16/43	$600,000	$558,750
5.750% due 03/22/24	200,000	217,335
6.750% due 04/03/18	350,000	377,590
6.875% due 03/17/36	200,000	236,579
7.000% due 06/05/20	100,000	113,407
7.250% due 03/05/38	200,000	247,060
7.375% due 02/05/25	400,000	480,400
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	305,466
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	123,382
4.375% due 10/27/27	50,000	51,500
5.100% due 06/18/50	200,000	186,500

Total Foreign Government Bonds & Notes (Cost $13,235,426)		13,551,199

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	30,883
8.084% due 02/15/50	300,000	456,471
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	35,293
7.043% due 04/01/50	50,000	74,094
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	32,424
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	119,136
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	35,861
7.750% due 01/01/42	50,000	49,899
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	217,404
City of New York NY 5.517% due 10/01/37	40,000	50,010
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	128,208
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	32,075
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	120,384
5.456% due 12/01/39	25,000	31,602
Commonwealth of Pennsylvania 5.450% due 02/15/30	500,000	593,095
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	185,669
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	59,394
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	127,387
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	31,671
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	376,101
6.758% due 07/01/34	100,000	138,429
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,495
6.668% due 11/15/39	55,000	74,820
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	265,118

	Principal Amount	Value
Municipal Electric Authority of Georgia
6.637% due 04/01/57	$25,000	$31,157
6.655% due 04/01/57	100,000	122,251
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	151,537
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	155,551
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	144,028
New York City Transitional Finance Authority NY 5.572% due 11/01/38	30,000	38,088
New York City Water & Sewer System
5.952% due 06/15/42	50,000	67,364
6.011% due 06/15/42	10,000	13,718
New York State Dormitory Authority 5.500% due 03/15/30	240,000	295,150
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,227
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	140,104
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	32,895
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	94,871
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	55,887
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	104,663
5.647% due 11/01/40	150,000	186,402
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	67,459
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	103,113
State of California
6.200% due 10/01/19	25,000	29,067
7.300% due 10/01/39	100,000	146,714
7.500% due 04/01/34	50,000	73,140
7.550% due 04/01/39	150,000	229,806
7.600% due 11/01/40	270,000	420,069
7.625% due 03/01/40	40,000	61,255
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	57,764
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	58,827
State of Illinois
5.665% due 03/01/18	200,000	211,150
6.725% due 04/01/35	100,000	109,240
State of Texas 5.517% due 04/01/39	100,000	132,156
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,302
State of Washington ‘D’ 5.481% due 08/01/39	25,000	31,856
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,524
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	356,610
The University of Texas System 3.852% due 08/15/46	50,000	54,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
University of California
4.131% due 05/15/45	$400,000	$405,024
4.767% due 05/15/15	75,000	76,471
4.858% due 05/15/12	100,000	102,692

Total Municipal Bonds (Cost $6,960,182)		7,735,242

	Shares

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

Federated Institutional Prime Obligations Fund	23,377,802	23,377,802

Total Short-Term Investment (Cost $23,377,802)		23,377,802

TOTAL INVESTMENTS - 101.9% (Cost $829,590,921)		850,759,237

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(15,814,046)

NET ASSETS - 100.0%		$834,945,191

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$226,819,400	$-	$226,819,400	$-
	Mortgage-Backed Securities	249,422,961	-	249,422,961	-
	Asset-Backed Securities	3,634,010	-	3,634,010	-
	U.S. Government Agency Issues	22,435,863	-	22,435,863	-
	U.S. Treasury Obligations	303,782,760	-	303,782,760	-
	Foreign Government Bonds & Notes	13,551,199	-	13,551,199	-
	Municipal Bonds	7,735,242	-	7,735,242	-
	Short-Term Investment	23,377,802	23,377,802	-	-

	Total	$850,759,237	$23,377,802	$827,381,435	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.4%

Consumer Discretionary - 21.8%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$57,225
Acosta Inc 7.750% due 10/01/22 ~	80,000	74,400
Affinion Group Inc 7.875% due 12/15/18	100,000	58,750
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	201,500
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	199,000
9.875% due 12/15/20 ~	100,000	108,000
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	395,632
Altice US Finance I Corp 5.375% due 07/15/23 ~	200,000	206,375
AMC Entertainment Inc 5.875% due 02/15/22	100,000	103,250
AMC Networks Inc 4.750% due 12/15/22	68,000	68,510
5.000% due 04/01/24	100,000	100,625
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	208,500
American Tire Distributors Inc 10.250% due 03/01/22 ~	147,000	133,035
Ancestry.com Inc 11.000% due 12/15/20	100,000	108,000
Aramark Services Inc 5.125% due 01/15/24	100,000	105,625
5.750% due 03/15/20	114,000	117,634
Argos Merger Sub Inc 7.125% due 03/15/23 ~	267,000	283,687
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	101,500
Beazer Homes USA Inc 5.750% due 06/15/19	100,000	89,000
9.125% due 05/15/19	50,000	47,750
Boyd Gaming Corp 6.375% due 04/01/26 ~	100,000	104,250
6.875% due 05/15/23	187,000	200,090
Brookfield Residential Properties Inc (Canada) 6.125% due 07/01/22 ~	100,000	89,000
6.500% due 12/15/20 ~	40,000	38,400
Cablevision Systems Corp 5.875% due 09/15/22	100,000	84,500
7.750% due 04/15/18	100,000	104,500
8.000% due 04/15/20	100,000	97,250
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	100,000	98,400
11.000% due 10/01/21	200,000	171,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	39,350
CalAtlantic Group Inc 6.625% due 05/01/20	50,000	55,125
8.375% due 05/15/18	75,000	83,813
8.375% due 01/15/21	100,000	116,750
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	105,750
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	107,750
CCO Holdings LLC 5.125% due 02/15/23	125,000	127,812
5.125% due 05/01/23 ~	200,000	204,000
5.250% due 03/15/21	100,000	103,750
5.250% due 09/30/22	100,000	103,250
5.375% due 05/01/25 ~	100,000	102,000

	Principal Amount	Value
5.750% due 09/01/23	$50,000	$52,000
5.750% due 01/15/24	100,000	104,375
5.875% due 04/01/24 ~	192,000	201,600
5.875% due 05/01/27 ~	100,000	102,250
6.500% due 04/30/21	100,000	103,831
7.000% due 01/15/19	86,000	87,735
7.375% due 06/01/20	50,000	52,094
CCOH Safari LLC 5.750% due 02/15/26 ~	365,000	378,687
Cedar Fair LP 5.250% due 03/15/21	50,000	52,063
5.375% due 06/01/24	100,000	104,250
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	101,750
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	244,000	228,750
6.375% due 09/15/20 ~	117,000	116,415
CHC Helicopter SA (Canada) 9.250% due 10/15/20	90,000	38,475
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	50,000	24,875
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,500
Cinemark USA Inc 4.875% due 06/01/23	125,000	126,681
Claire’s Stores Inc 8.875% due 03/15/19	50,000	14,000
9.000% due 03/15/19 ~	250,000	179,375
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	103,750
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	307,000	303,560
7.625% due 03/15/20	200,000	184,500
CST Brands Inc 5.000% due 05/01/23	50,000	50,875
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	38,500
Dana Holding Corp 5.375% due 09/15/21	50,000	50,313
5.500% due 12/15/24	100,000	94,750
DISH DBS Corp 4.250% due 04/01/18	167,000	171,557
4.625% due 07/15/17	150,000	153,375
5.000% due 03/15/23	100,000	89,250
5.125% due 05/01/20	100,000	99,500
5.875% due 07/15/22	200,000	190,000
5.875% due 11/15/24	365,000	335,800
6.750% due 06/01/21	300,000	310,500
Dollar Tree Inc 5.250% due 03/01/20 ~	110,000	115,637
5.750% due 03/01/23 ~	295,000	313,991
DR Horton Inc 3.750% due 03/01/19	110,000	112,475
4.000% due 02/15/20	100,000	103,500
4.375% due 09/15/22	100,000	100,750
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	87,000
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	203,500
5.250% due 04/15/23	250,000	249,562
GameStop Corp 5.500% due 10/01/19 ~	50,000	48,188
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	29,250
GLP Capital LP 4.375% due 11/01/18	111,000	114,607
4.875% due 11/01/20	72,000	75,240
5.375% due 11/01/23	26,000	26,130

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Gray Television Inc 7.500% due 10/01/20	$100,000	$106,000
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	64,675
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	49,775
Hanesbrands Inc 6.375% due 12/15/20	100,000	103,625
Hilton Worldwide Finance LLC 5.625% due 10/15/21	163,000	169,716
iHeartCommunications Inc 9.000% due 12/15/19	200,000	148,750
9.000% due 03/01/21	150,000	105,000
9.000% due 09/15/22	115,000	79,781
10.000% due 01/15/18	140,000	45,500
10.625% due 03/15/23	150,000	104,625
11.250% due 03/01/21	100,000	70,375
International Game Technology PLC 5.625% due 02/15/20 ~	200,000	208,500
6.250% due 02/15/22 ~	200,000	204,500
6.500% due 02/15/25 ~	100,000	99,500
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	155,250
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	205,890
Jarden Corp 7.500% due 05/01/17	75,000	75,525
JC Penney Corp Inc 5.650% due 06/01/20	150,000	146,250
5.750% due 02/15/18	100,000	101,750
6.375% due 10/15/36	51,000	41,820
7.400% due 04/01/37	63,000	53,708
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	46,250
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	71,500
KB Home 4.750% due 05/15/19	200,000	200,250
7.000% due 12/15/21	100,000	100,500
L Brands Inc 5.625% due 02/15/22	50,000	54,596
5.625% due 10/15/23	100,000	110,250
6.625% due 04/01/21	50,000	56,495
6.875% due 11/01/35	150,000	163,530
6.900% due 07/15/17	50,000	53,063
7.600% due 07/15/37	100,000	104,500
8.500% due 06/15/19	100,000	117,510
Lamar Media Corp 5.000% due 05/01/23	200,000	209,124
5.375% due 01/15/24	45,000	47,151
Landry’s Inc 9.375% due 05/01/20 ~	100,000	105,500
Laureate Education Inc 9.250% due 09/01/19 ~	213,000	157,620
Lear Corp 4.750% due 01/15/23	100,000	103,250
5.250% due 01/15/25	50,000	52,250
Lennar Corp 4.500% due 06/15/19	40,000	41,500
4.500% due 11/15/19	100,000	104,500
4.750% due 12/15/17	100,000	102,750
4.750% due 11/15/22	100,000	100,750
4.750% due 05/30/25	100,000	98,750
Levi Strauss & Co 5.000% due 05/01/25	140,000	142,100
Liberty Interactive LLC 8.250% due 02/01/30	100,000	103,000
LIN Television Corp 5.875% due 11/15/22	100,000	101,750

	Principal Amount	Value
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	$50,000	$51,125
LKQ Corp 4.750% due 05/15/23	100,000	98,000
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	97,500
M/I Homes Inc 6.750% due 01/15/21	100,000	98,750
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	109,000
MDC Holdings Inc 5.500% due 01/15/24	100,000	96,250
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	102,375
6.750% due 04/01/20 ~	77,000	79,647
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	102,750
Meritage Homes Corp 6.000% due 06/01/25	200,000	201,000
MGM Resorts International 6.000% due 03/15/23	100,000	103,687
6.625% due 12/15/21	119,000	128,222
6.750% due 10/01/20	100,000	108,700
7.750% due 03/15/22	100,000	112,250
8.625% due 02/01/19	250,000	285,625
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	90,000
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	52,500
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	82,400
MPG Holdco I Inc 7.375% due 10/15/22	130,000	129,350
National CineMedia LLC 6.000% due 04/15/22	50,000	52,125
NCL Corp Ltd 4.625% due 11/15/20 ~	170,000	171,700
5.250% due 11/15/19 ~	55,000	56,650
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	27,000	23,355
8.750% PIK due 10/15/21 ~	114,000	88,421
Neptune Finco Corp 10.125% due 01/15/23 ~	300,000	321,750
10.875% due 10/15/25 ~	200,000	219,000
Netflix Inc 5.500% due 02/15/22	150,000	157,791
5.875% due 02/15/25	75,000	79,313
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	156,000	159,120
6.000% due 04/01/22 ~	200,000	208,500
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	103,750
Nine West Holdings Inc 6.125% due 11/15/34	50,000	7,750
8.250% due 03/15/19 ~	100,000	28,500
Numericable-SFR SAS (France) 4.875% due 05/15/19 ~	250,000	250,000
6.000% due 05/15/22 ~	500,000	490,000
6.250% due 05/15/24 ~	150,000	146,175
Outerwall Inc 5.875% due 06/15/21	100,000	74,500
Penn National Gaming Inc 5.875% due 11/01/21	50,000	50,000
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	102,500
Pinnacle Entertainment Inc 6.375% due 08/01/21	213,000	226,046
7.500% due 04/15/21	70,000	72,888
PulteGroup Inc 5.500% due 03/01/26	100,000	103,375
6.000% due 02/15/35	100,000	97,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
PVH Corp 4.500% due 12/15/22	$56,000	$57,680
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	103,500
Radio One Inc 7.375% due 04/15/22 ~	100,000	90,375
Regal Entertainment Group 5.750% due 03/15/22	54,000	56,160
5.750% due 02/01/25	100,000	101,000
Rent-A-Center Inc 6.625% due 11/15/20	100,000	87,000
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	100,000	106,000
RSI Home Products Inc 6.500% due 03/15/23 ~	217,000	227,307
Sabre GLBL Inc 5.250% due 11/15/23 ~	130,000	132,912
5.375% due 04/15/23 ~	47,000	48,469
Sally Holdings LLC 5.625% due 12/01/25	40,000	42,800
5.750% due 06/01/22	150,000	157,875
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	200,000	204,500
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	300,000	327,750
Scientific Games Corp 8.125% due 09/15/18	100,000	85,000
Scientific Games International Inc 7.000% due 01/01/22 ~	100,000	102,500
10.000% due 12/01/22	300,000	244,500
Serta Simmons Bedding LLC 8.125% due 10/01/20 ~	100,000	104,251
Service Corp International 5.375% due 05/15/24	215,000	228,437
Shea Homes LP 5.875% due 04/01/23 ~	100,000	99,125
Sinclair Television Group Inc 5.375% due 04/01/21	100,000	103,625
5.625% due 08/01/24 ~	95,000	95,950
Sirius XM Radio Inc 4.250% due 05/15/20 ~	80,000	81,900
4.625% due 05/15/23 ~	80,000	79,400
5.750% due 08/01/21 ~	200,000	210,000
6.000% due 07/15/24 ~	195,000	205,177
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	76,405
Sonic Automotive Inc 5.000% due 05/15/23	100,000	99,000
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	98,500
Starz LLC 5.000% due 09/15/19	100,000	102,250
Station Casinos LLC 7.500% due 03/01/21	100,000	106,000
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	98,500
TEGNA Inc 4.875% due 09/15/21 ~	200,000	206,500
5.125% due 07/15/20	88,000	91,960
Tempur Sealy International Inc 5.625% due 10/15/23 ~	100,000	103,375
Tenneco Inc 5.375% due 12/15/24	25,000	25,813
6.875% due 12/15/20	100,000	103,625
The Goodyear Tire & Rubber Co 5.125% due 11/15/23	115,000	118,162
6.500% due 03/01/21	100,000	105,375
7.000% due 05/15/22	100,000	107,500
The Gymboree Corp 9.125% due 12/01/18	50,000	17,000

	Principal Amount	Value
The McClatchy Co 9.000% due 12/15/22	$146,000	$136,784
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	59,675
The William Carter Co 5.250% due 08/15/21	50,000	51,625
Time Inc 5.750% due 04/15/22 ~	67,000	59,798
Toll Brothers Finance Corp 4.375% due 04/15/23	100,000	98,250
8.910% due 10/15/17	100,000	110,000
Toys R Us Inc 10.375% due 08/15/17	100,000	91,250
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	122,500
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	99,875
Tribune Media Co 5.875% due 07/15/22 ~	175,000	171,062
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	200,000	209,125
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	205,750
Univision Communications Inc 5.125% due 05/15/23 ~	100,000	100,000
5.125% due 02/15/25 ~	199,000	197,010
6.750% due 09/15/22 ~	90,000	95,850
8.500% due 05/15/21 ~	100,000	102,375
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	104,000
Viking Cruises Ltd 8.500% due 10/15/22 ~	145,000	137,750
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	253,750
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	180,000	188,325
Vista Outdoor Inc 5.875% due 10/01/23 ~	100,000	105,250
WideOpenWest Finance LLC 10.250% due 07/15/19	182,000	182,910
William Lyon Homes Inc 7.000% due 08/15/22	100,000	96,500
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	149,250
Wolverine World Wide Inc 6.125% due 10/15/20	100,000	104,500
Wynn Las Vegas LLC 4.250% due 05/30/23 ~	100,000	92,375
5.375% due 03/15/22	50,000	50,547
5.500% due 03/01/25 ~	300,000	283,875
Yum! Brands Inc 3.875% due 11/01/20	100,000	98,375
5.350% due 11/01/43	100,000	77,125
6.875% due 11/15/37	100,000	95,500

		29,867,167

Consumer Staples - 4.6%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	53,000	57,571
Alliance One International Inc 9.875% due 07/15/21	100,000	76,625
Avon Products Inc 6.750% due 03/15/23	200,000	138,800
B&G Foods Inc 4.625% due 06/01/21	63,000	64,260
BI-LO LLC 8.625% PIK due 09/15/18 ~	100,000	76,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	$20,000	$20,125
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	95,250
Constellation Brands Inc 3.750% due 05/01/21	64,000	64,960
4.250% due 05/01/23	125,000	128,437
4.750% due 12/01/25	100,000	104,000
6.000% due 05/01/22	100,000	113,000
Cott Beverages Inc (Canada) 5.375% due 07/01/22	65,000	66,300
6.750% due 01/01/20	80,000	84,200
Darling Ingredients Inc 5.375% due 01/15/22	53,000	54,491
Dean Foods Co 6.500% due 03/15/23 ~	93,000	95,906
DS Services of America Inc 10.000% due 09/01/21 ~	100,000	113,500
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	159,368
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	164,190
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	140,650
HRG Group Inc 7.875% due 07/15/19	120,000	126,852
Ingles Markets Inc 5.750% due 06/15/23	100,000	102,000
Innovation Ventures LLC 9.500% due 08/15/19 ~	45,000	47,081
JBS USA LLC (Brazil) 5.875% due 07/15/24 ~	250,000	226,875
8.250% due 02/01/20 ~	150,000	154,500
NBTY Inc 9.000% due 10/01/18	50,000	51,313
New Albertsons Inc 7.450% due 08/01/29	100,000	91,250
7.750% due 06/15/26	100,000	94,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	44,385
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	150,000	157,125
Post Holdings Inc 6.000% due 12/15/22 ~	55,000	56,856
6.750% due 12/01/21 ~	120,000	126,750
7.375% due 02/15/22	150,000	159,187
7.750% due 03/15/24 ~	160,000	176,400
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	51,625
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	235,000	241,756
6.875% due 02/15/21	150,000	155,344
7.125% due 04/15/19	100,000	101,813
7.875% due 08/15/19	100,000	103,625
8.250% due 02/15/21	100,000	102,690
8.500% due 05/15/18	100,000	100,125
9.875% due 08/15/19	100,000	103,563
Rite Aid Corp 6.125% due 04/01/23 ~	190,000	202,112
6.750% due 06/15/21	100,000	105,875
9.250% due 03/15/20	100,000	105,250
Safeway Inc 7.250% due 02/01/31	100,000	92,500
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	84,500
Smithfield Foods Inc 5.250% due 08/01/18 ~	37,000	37,694
5.875% due 08/01/21 ~	2,000	2,080
6.625% due 08/15/22	100,000	106,750
7.750% due 07/01/17	50,000	53,188

	Principal Amount	Value
Spectrum Brands Inc 5.750% due 07/15/25	$199,000	$212,432
6.625% due 11/15/22	100,000	108,624
SUPERVALU Inc 7.750% due 11/15/22	50,000	42,625
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	200,000	208,355
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	93,500
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	43,250
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	123,690
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	102,750
6.000% due 02/15/24 ~	15,000	15,975
US Foods Inc 8.500% due 06/30/19	150,000	154,687
Vector Group Ltd 7.750% due 02/15/21	50,000	52,688
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,813

		6,368,711

Energy - 12.2%

American Energy-Permian Basin LLC 7.125% due 11/01/20 ~	65,000	19,825
7.375% due 11/01/21 ~	50,000	15,500
13.000% due 11/30/20 ~	100,000	107,750
Antero Resources Corp 5.125% due 12/01/22	100,000	91,000
5.375% due 11/01/21	75,000	69,188
5.625% due 06/01/23	100,000	92,500
6.000% due 12/01/20	79,000	75,445
Arch Coal Inc 8.000% due 01/15/19 * Y ~	64,000	960
Archrock Partners LP 6.000% due 10/01/22	100,000	72,500
Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21	100,000	15,000
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	24,000
Basic Energy Services Inc 7.750% due 10/15/22	100,000	29,500
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	67,750
Bill Barrett Corp 7.625% due 10/01/19	75,000	50,813
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	107,200
Bonanza Creek Energy Inc 6.750% due 04/15/21	75,000	21,375
BreitBurn Energy Partners LP 7.875% due 04/15/22	134,000	14,070
Bristow Group Inc 6.250% due 10/15/22	50,000	35,250
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	32,813
California Resources Corp 5.000% due 01/15/20	23,000	5,348
5.500% due 09/15/21	50,000	11,250
6.000% due 11/15/24	35,000	7,963
8.000% due 12/15/22 ~	385,000	149,187
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	135,850
Carrizo Oil & Gas Inc 6.250% due 04/15/23	220,000	194,975
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	600,000	534,519
CGG SA (France) 6.875% due 01/15/22	100,000	39,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Chesapeake Energy Corp 5.750% due 03/15/23	$400,000	$138,000
8.000% due 12/15/22 ~	403,000	199,485
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	25,250
Cloud Peak Energy Resources LLC 6.375% due 03/15/24	100,000	32,500
Comstock Resources Inc 10.000% due 03/15/20 ~	100,000	49,750
Concho Resources Inc 5.500% due 04/01/23	100,000	98,500
6.500% due 01/15/22	200,000	200,500
CONSOL Energy Inc
5.875% due 04/15/22	200,000	145,124
8.000% due 04/01/23	75,000	56,415
Continental Resources Inc 5.000% due 09/15/22	600,000	520,125
Crestwood Midstream Partners LP 6.000% due 12/15/20	27,000	21,398
6.125% due 03/01/22	207,000	156,285
CrownRock LP 7.750% due 02/15/23 ~	100,000	97,250
CSI Compressco LP 7.250% due 08/15/22	50,000	35,125
CVR Refining LLC 6.500% due 11/01/22	100,000	88,500
DCP Midstream LLC 5.350% due 03/15/20 ~	200,000	172,908
5.850% due 05/21/43 § ~	100,000	52,250
DCP Midstream Operating LP 3.875% due 03/15/23	100,000	83,859
5.600% due 04/01/44	100,000	74,050
Denbury Resources Inc 4.625% due 07/15/23	52,000	22,100
5.500% due 05/01/22	300,000	136,500
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	165,639
Diamondback Energy Inc 7.625% due 10/01/21	50,000	51,750
Drill Rigs Holdings Inc (Cyprus) 6.500% due 10/01/17 ~	56,000	33,740
Eclipse Resources Corp 8.875% due 07/15/23 ~	100,000	52,500
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	47,000
Energy Transfer Equity LP 5.500% due 06/01/27	95,000	76,237
5.875% due 01/15/24	100,000	86,000
7.500% due 10/15/20	145,000	140,287
Ensco PLC 4.500% due 10/01/24	100,000	55,625
4.700% due 03/15/21	350,000	244,002
5.200% due 03/15/25	100,000	56,250
5.750% due 10/01/44	125,000	62,031
EP Energy LLC 6.375% due 06/15/23	168,000	78,120
9.375% due 05/01/20	150,000	76,406
Foresight Energy LLC 7.875% due 08/15/21 ~ Y	83,000	57,685
FTS International Inc 6.250% due 05/01/22	55,000	6,325
Gastar Exploration Inc 8.625% due 05/15/18	50,000	32,250
Genesis Energy LP 5.750% due 02/15/21	100,000	91,250
6.000% due 05/15/23	50,000	44,250
6.750% due 08/01/22	100,000	93,875
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	85,100

	Principal Amount	Value
Global Partners LP 7.000% due 06/15/23	$100,000	$75,000
Gulfmark Offshore Inc 6.375% due 03/15/22	150,000	74,062
Gulfport Energy Corp 7.750% due 11/01/20	100,000	100,500
Halcon Resources Corp 8.625% due 02/01/20 ~	129,000	92,074
Harvest Operations Corp (South Korea) 6.875% due 10/01/17	50,000	30,625
Hilcorp Energy I LP 5.000% due 12/01/24 ~	55,000	46,613
5.750% due 10/01/25 ~	67,000	57,955
7.625% due 04/15/21 ~	50,000	47,875
Holly Energy Partners LP 6.500% due 03/01/20	50,000	49,750
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	60,500
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	22,100
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	53,500
Key Energy Services Inc 6.750% due 03/01/21	100,000	19,250
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	84,000
7.375% due 05/01/22	100,000	87,125
Legacy Reserves LP 6.625% due 12/01/21	100,000	19,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	87,250
Matador Resources Co 6.875% due 04/15/23	100,000	95,750
McDermott International Inc 8.000% due 05/01/21 ~	100,000	78,750
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	60,875
7.000% due 03/31/24 ~	150,000	90,000
Memorial Production Partners LP 7.625% due 05/01/21	200,000	58,000
Memorial Resource Development Corp 5.875% due 07/01/22	150,000	127,500
Midstates Petroleum Co Inc 10.000% due 06/01/20	100,000	37,750
Milagro Oil & Gas Inc 10.500% due 05/15/16 * Y	50,000	14,250
Murphy Oil Corp 2.500% due 12/01/17	200,000	187,595
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,480
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	33,375
Newfield Exploration Co 5.375% due 01/01/26	127,000	116,205
5.625% due 07/01/24	56,000	52,780
5.750% due 01/30/22	100,000	98,125
NGL Energy Partners LP 6.875% due 10/15/21	100,000	59,500
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	97,125
9.625% due 06/01/19 ~	150,000	147,750
Niska Gas Storage Canada ULC 6.500% due 04/01/19	50,000	39,250
Noble Holding International Ltd (United Kingdom) 5.250% due 03/15/42	100,000	49,883
6.950% due 04/01/25	350,000	227,850
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	52,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Northern Oil & Gas Inc 8.000% due 06/01/20	$160,000	$102,000
NuStar Logistics LP 4.750% due 02/01/22	100,000	84,500
6.750% due 02/01/21	100,000	94,000
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	74,500
6.875% due 03/15/22	200,000	149,000
Ocean Rig UDW Inc (Cyprus) 7.250% due 04/01/19 ~	50,000	31,000
ONEOK Inc 4.250% due 02/01/22	100,000	83,500
7.500% due 09/01/23	60,000	58,650
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	16,000
Pacific Drilling V Ltd 7.250% due 12/01/17 ~	50,000	18,625
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	100,000	73,125
Parker Drilling Co 6.750% due 07/15/22	50,000	35,750
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	53,000
PBF Holding Co LLC 7.000% due 11/15/23 ~	55,000	52,250
8.250% due 02/15/20	80,000	83,100
PDC Energy Inc 7.750% due 10/15/22	100,000	100,250
Peabody Energy Corp 10.000% due 03/15/22 ~ Y	200,000	16,000
Penn Virginia Corp 7.250% due 04/15/19	100,000	13,000
PHI Inc 5.250% due 03/15/19	50,000	44,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	20,250
Precision Drilling Corp (Canada) 5.250% due 11/15/24	50,000	35,625
6.625% due 11/15/20	100,000	80,500
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	96,180
QEP Resources Inc 5.250% due 05/01/23	109,000	95,375
6.875% due 03/01/21	50,000	46,125
Range Resources Corp 4.875% due 05/15/25 ~	88,000	77,440
5.000% due 03/15/23	260,000	221,650
Rice Energy Inc 6.250% due 05/01/22	175,000	153,125
Rockies Express Pipeline LLC 5.625% due 04/15/20 ~	100,000	95,000
6.000% due 01/15/19 ~	180,000	176,400
Rose Rock Midstream LP 5.625% due 11/15/23	50,000	32,750
Rowan Cos Inc 4.875% due 06/01/22	150,000	106,902
RSP Permian Inc 6.625% due 10/01/22	40,000	39,800
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	200,000	191,500
5.625% due 03/01/25	189,000	180,967
5.750% due 05/15/24	300,000	288,000
6.250% due 03/15/22	300,000	295,500
Sanchez Energy Corp 6.125% due 01/15/23	150,000	81,750
7.750% due 06/15/21	63,000	36,540
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	100,000	40,750

	Principal Amount	Value
Seven Generations Energy Ltd (Canada) 6.750% due 05/01/23 ~	$100,000	$95,250
8.250% due 05/15/20 ~	50,000	50,375
Seventy Seven Operating LLC 6.625% due 11/15/19	100,000	25,500
SM Energy Co 5.000% due 01/15/24	100,000	69,250
5.625% due 06/01/25	113,000	79,065
6.500% due 01/01/23	100,000	71,500
Southwestern Energy Co 4.050% due 01/23/20	300,000	219,750
4.100% due 03/15/22	50,000	33,500
4.950% due 01/23/25	100,000	69,000
Stone Energy Corp 7.500% due 11/15/22	100,000	27,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	71,500
Sunoco LP 5.500% due 08/01/20 ~	80,000	79,900
6.375% due 04/01/23 ~	46,000	46,259
Targa Resources Partners LP 4.125% due 11/15/19	75,000	71,203
4.250% due 11/15/23	50,000	44,250
5.000% due 01/15/18	175,000	175,437
5.250% due 05/01/23	77,000	71,610
6.625% due 10/01/20 ~	50,000	49,625
6.750% due 03/15/24 ~	100,000	98,750
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	17,375
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	44,750
TerraForm Power Operating LLC 6.125% due 06/15/25 ~	150,000	117,750
Tervita Corp (Canada) 8.000% due 11/15/18 ~	33,000	23,595
10.875% due 02/15/18 ~	100,000	16,500
Tesoro Corp 5.375% due 10/01/22	150,000	148,312
Tesoro Logistics LP 5.500% due 10/15/19 ~	110,000	109,725
6.125% due 10/15/21	70,000	70,350
6.250% due 10/15/22 ~	115,000	115,000
The Williams Cos Inc 4.550% due 06/24/24	300,000	229,500
5.750% due 06/24/44	100,000	67,000
8.750% due 03/15/32	100,000	89,500
Transocean Inc 6.000% due 03/15/18	350,000	330,750
6.800% due 03/15/38	350,000	176,750
7.125% due 12/15/21	200,000	135,500
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	50,000	9,625
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	71,450
Ultra Petroleum Corp 5.750% due 12/15/18 ~	43,000	3,225
6.125% due 10/01/24 ~	105,000	8,400
Unit Corp 6.625% due 05/15/21	75,000	38,063
W&T Offshore Inc 8.500% due 06/15/19	100,000	12,500
Weatherford International Ltd 5.125% due 09/15/20	350,000	301,000
7.000% due 03/15/38	300,000	222,000
9.625% due 03/01/19	100,000	100,500
Whiting Petroleum Corp 5.750% due 03/15/21	130,000	87,100
6.250% due 04/01/23	200,000	134,500
6.500% due 10/01/18	25,000	17,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
WPX Energy Inc 5.250% due 09/15/24	$140,000	$98,000
6.000% due 01/15/22	100,000	73,500
7.500% due 08/01/20	45,000	35,438
8.250% due 08/01/23	40,000	31,100

		16,794,010

Financials - 10.3%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	300,000	299,250
4.250% due 07/01/20	150,000	151,687
4.625% due 10/30/20	150,000	154,312
Ally Financial Inc 3.250% due 11/05/18	200,000	197,200
3.500% due 01/27/19	123,000	121,462
3.600% due 05/21/18	300,000	299,250
4.125% due 03/30/20	300,000	298,500
4.750% due 09/10/18	200,000	204,250
8.000% due 12/31/18	100,000	109,000
8.000% due 03/15/20	100,000	112,250
8.000% due 11/01/31	220,000	252,200
BPCE SA (France) 12.500% § ± ~	100,000	123,833
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	147,000
CIT Group Inc 3.875% due 02/19/19	305,000	305,000
4.250% due 08/15/17	108,000	110,172
5.000% due 05/15/17	100,000	102,000
5.000% due 08/15/22	100,000	101,500
5.000% due 08/01/23	100,000	100,750
5.250% due 03/15/18	150,000	155,550
5.375% due 05/15/20	100,000	104,000
5.500% due 02/15/19 ~	100,000	103,563
6.625% due 04/01/18 ~	100,000	105,375
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	44,000
CNO Financial Group Inc 5.250% due 05/30/25	40,000	41,100
Communications Sales & Leasing Inc REIT 6.000% due 04/15/23 ~	100,000	97,500
8.250% due 10/15/23	164,000	152,930
Corrections Corp of America REIT 4.125% due 04/01/20	100,000	102,500
Credit Agricole SA (France) 6.637% § ± ~	100,000	98,500
8.375% § ± ~	100,000	110,770
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	99,375
Deutsche Bank AG (Germany) 4.296% due 05/24/28 §	200,000	172,276
4.500% due 04/01/25	200,000	174,211
DFC Finance Corp 10.500% due 06/15/20 ~	100,000	64,500
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	116,250
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	92,620
Enova International Inc 9.750% due 06/01/21	140,000	100,100
Equinix Inc REIT 4.875% due 04/01/20	76,000	79,002
5.375% due 01/01/22	65,000	67,763
5.375% due 04/01/23	100,000	104,000
5.875% due 01/15/26	215,000	226,932
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	250,000	245,312
FelCor Lodging LP 5.625% due 03/01/23	48,000	49,200
6.000% due 06/01/25	100,000	103,750

	Principal Amount	Value
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	$100,000	$101,000
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	100,000
Genworth Holdings Inc 4.900% due 08/15/23	150,000	112,125
6.515% due 05/22/18	50,000	48,250
7.625% due 09/24/21	200,000	176,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	93,000
HUB International Ltd 7.875% due 10/01/21 ~	118,000	116,525
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	187,668
Iron Mountain Inc REIT 5.750% due 08/15/24	100,000	103,000
6.000% due 10/01/20 ~	100,000	105,850
6.000% due 08/15/23	96,000	101,280
iStar Inc REIT
4.875% due 07/01/18	100,000	97,000
5.000% due 07/01/19	40,000	38,600
9.000% due 06/01/17	100,000	104,375
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	174,000
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	65,531
Kennedy-Wilson Inc 5.875% due 04/01/24	85,000	83,300
Liberty Mutual Group Inc 7.000% due 03/07/67 § ~	50,000	44,125
10.750% due 06/15/88 § ~	100,000	146,750
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	100,000	90,500
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	104,875
6.375% due 03/01/24	100,000	105,750
MSCI Inc 5.250% due 11/15/24 ~	95,000	98,444
5.750% due 08/15/25 ~	151,000	159,682
National Financial Partners Corp 9.000% due 07/15/21 ~	117,000	112,759
Nationstar Mortgage LLC 6.500% due 08/01/18	100,000	97,250
6.500% due 07/01/21	75,000	66,938
7.875% due 10/01/20	100,000	96,250
Navient Corp 4.875% due 06/17/19	150,000	145,125
5.500% due 01/15/19	100,000	98,750
5.500% due 01/25/23	100,000	85,500
5.625% due 08/01/33	200,000	142,000
5.875% due 03/25/21	150,000	136,312
6.125% due 03/25/24	100,000	86,500
8.000% due 03/25/20	150,000	149,625
8.450% due 06/15/18	300,000	322,500
Ocwen Financial Corp 6.625% due 05/15/19	75,000	59,250
OneMain Financial Holdings LLC 6.750% due 12/15/19 ~	85,000	85,404
7.250% due 12/15/21 ~	100,000	100,000
Outfront Media Capital LLC 5.250% due 02/15/22	50,000	51,438
5.875% due 03/15/25	100,000	104,625
PHH Corp 6.375% due 08/15/21	100,000	88,750
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	80,010
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	162,825
Radian Group Inc 5.250% due 06/15/20	100,000	98,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
RBS Capital Trust II (United Kingdom) 6.425% § ±	$100,000	$105,000
Realogy Group LLC 4.500% due 04/15/19 ~	70,000	72,188
5.250% due 12/01/21 ~	100,000	103,750
RHP Hotel Properties LP REIT 5.000% due 04/15/21	50,000	51,500
5.000% due 04/15/23	100,000	102,750
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	250,000	240,830
6.000% due 12/19/23	300,000	304,411
6.100% due 06/10/23	100,000	102,602
6.125% due 12/15/22	170,000	180,874
7.640% § ±	100,000	97,750
7.648% § ±	50,000	58,750
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	102,917
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	49,250
Societe Generale SA (France) 5.922% § ± ~	150,000	149,250
Solera LLC 10.500% due 03/01/24 ~	200,000	201,500
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	30,250
Springleaf Finance Corp 6.500% due 09/15/17	100,000	102,500
6.900% due 12/15/17	150,000	155,250
7.750% due 10/01/21	125,000	123,106
Synovus Financial Corp 5.125% due 06/15/17	16,000	16,360
5.750% due 12/15/25 §	100,000	102,500
The Geo Group Inc REIT 5.125% due 04/01/23	100,000	97,750
5.875% due 10/15/24	50,000	50,688
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	99,000
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	70,840
UniCredit Luxembourg Finance SA (Italy) 6.000% due 10/31/17 ~	100,000	103,263
USI Inc 7.750% due 01/15/21 ~	67,000	67,251
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	100,000	98,738
Voya Financial Inc 5.650% due 05/15/53 §	100,000	93,500
Walter Investment Management Corp 7.875% due 12/15/21	100,000	65,500
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	74,812

		14,202,766

Health Care - 9.7%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	104,000
Alere Inc 6.500% due 06/15/20	50,000	51,200
7.250% due 07/01/18	50,000	52,250
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	53,250
Amsurg Corp 5.625% due 07/15/22	100,000	103,375
Capsugel SA 7.000% PIK due 05/15/19 ~	140,000	140,963
Centene Corp 4.750% due 05/15/22	172,000	174,580
5.750% due 06/01/17	25,000	25,906

	Principal Amount	Value
Centene Escrow Corp 5.625% due 02/15/21 ~	$41,000	$42,845
6.125% due 02/15/24 ~	158,000	166,690
CHS/Community Health Systems Inc 5.125% due 08/15/18	150,000	151,875
5.125% due 08/01/21	200,000	203,500
6.875% due 02/01/22	300,000	272,250
7.125% due 07/15/20	100,000	95,000
8.000% due 11/15/19	250,000	244,687
Concordia Healthcare Corp (Canada) 7.000% due 04/15/23 ~	121,000	104,363
9.500% due 10/21/22 ~	25,000	24,250
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	198,875
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	113,625
DaVita HealthCare Partners Inc 5.000% due 05/01/25	173,000	171,702
5.125% due 07/15/24	200,000	202,375
5.750% due 08/15/22	150,000	157,125
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	132,610
Endo Finance LLC 5.750% due 01/15/22 ~	50,000	47,500
5.875% due 01/15/23 ~	100,000	95,750
Endo Ltd 6.000% due 07/15/23 ~	200,000	189,250
6.000% due 02/01/25 ~	200,000	188,500
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	76,500
ExamWorks Group Inc 5.625% due 04/15/23	12,000	12,285
Fresenius Medical Care US Finance II Inc (Germany) 5.625% due 07/31/19 ~	100,000	109,469
5.875% due 01/31/22 ~	200,000	220,700
6.500% due 09/15/18 ~	100,000	109,625
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	50,000	54,375
Fresenius US Finance II Inc (Germany) 4.500% due 01/15/23 ~	100,000	102,000
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	206,500
HCA Holdings Inc 6.250% due 02/15/21	200,000	216,000
HCA Inc 3.750% due 03/15/19	190,000	195,111
4.250% due 10/15/19	100,000	103,188
4.750% due 05/01/23	150,000	153,000
5.000% due 03/15/24	150,000	153,844
5.250% due 04/15/25	100,000	103,250
5.250% due 06/15/26	200,000	205,500
5.375% due 02/01/25	450,000	455,485
5.875% due 03/15/22	100,000	108,500
5.875% due 05/01/23	100,000	105,500
5.875% due 02/15/26	300,000	309,750
6.500% due 02/15/20	210,000	231,000
7.500% due 02/15/22	250,000	284,142
Health Net Inc 6.375% due 06/01/17	100,000	105,000
HealthSouth Corp
5.750% due 11/01/24	150,000	152,700
7.750% due 09/15/22	41,000	42,936
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	104,000
Hologic Inc 5.250% due 07/15/22 ~	190,000	198,787
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	99,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
IMS Health Inc 6.000% due 11/01/20 ~	$50,000	$51,500
inVentiv Health Inc 9.000% due 01/15/18 ~	130,000	134,875
10.000% PIK due 08/15/18 ~	34,539	35,057
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	124,545
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	100,000	97,750
Kindred Healthcare Inc 6.375% due 04/15/22	100,000	90,500
8.000% due 01/15/20	70,000	69,825
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	251,875
12.500% due 11/01/19	50,000	43,656
LifePoint Health Inc 5.500% due 12/01/21	135,000	141,413
5.875% due 12/01/23	35,000	36,743
6.625% due 10/01/20	50,000	52,000
Mallinckrodt International Finance SA 4.750% due 04/15/23	68,000	56,100
4.875% due 04/15/20 ~	129,000	121,518
5.500% due 04/15/25 ~	128,000	113,600
5.625% due 10/15/23 ~	40,000	36,500
5.750% due 08/01/22 ~	95,000	87,994
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	172,012
Molina Healthcare Inc 5.375% due 11/15/22 ~	120,000	123,900
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	100,000	104,250
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	101,750
Quintiles Transnational Corp 4.875% due 05/15/23 ~	40,000	41,085
Select Medical Corp 6.375% due 06/01/21	100,000	95,000
Team Health Inc 7.250% due 12/15/23 ~	25,000	26,813
Teleflex Inc 5.250% due 06/15/24	50,000	51,438
Tenet Healthcare Corp 4.375% due 10/01/21	167,000	168,252
4.500% due 04/01/21	51,000	51,510
4.750% due 06/01/20	100,000	103,000
5.000% due 03/01/19	100,000	99,375
5.500% due 03/01/19	110,000	109,450
6.250% due 11/01/18	140,000	149,800
6.750% due 02/01/20	100,000	100,500
6.750% due 06/15/23	278,000	267,575
8.000% due 08/01/20	100,000	103,375
8.125% due 04/01/22	311,000	320,613
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	93,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	200,000	167,000
7.000% due 10/01/20 ~	10,000	8,450
7.250% due 07/15/22 ~	100,000	80,500
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	200,000	164,000
5.625% due 12/01/21 ~	100,000	79,250
5.875% due 05/15/23 ~	450,000	354,937
6.125% due 04/15/25 ~	400,000	309,000
6.750% due 08/15/18 ~	200,000	182,500
7.500% due 07/15/21 ~	257,000	215,397
Vizient Inc 10.375% due 03/01/24 ~	60,000	64,350
WellCare Health Plans Inc 5.750% due 11/15/20	75,000	77,906

		13,258,007

	Principal Amount	Value
Industrials - 11.4%

ACCO Brands Corp 6.750% due 04/30/20	$50,000	$53,125
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	119,250
Advanced Disposal Services Inc 8.250% due 10/01/20	100,000	102,490
AECOM 5.750% due 10/15/22	135,000	140,737
5.875% due 10/15/24	100,000	104,000
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	50,000	52,125
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	34,750
Air Canada (Canada) 6.750% due 10/01/19 ~	100,000	103,875
7.750% due 04/15/21 ~	50,000	49,500
Aircastle Ltd 4.625% due 12/15/18	100,000	103,500
5.125% due 03/15/21	100,000	104,500
6.750% due 04/15/17	50,000	52,438
Algeco Scotsman Global Finance PLC (United Kingdom) 8.500% due 10/15/18 ~	100,000	77,500
10.750% due 10/15/19 ~	100,000	30,250
American Airlines Group Inc 6.125% due 06/01/18	186,000	194,370
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	81,765
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	99,750
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	40,750
APX Group Inc 6.375% due 12/01/19	125,000	126,000
8.750% due 12/01/20	80,000	69,400
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	213,500
Avis Budget Car Rental LLC 5.500% due 04/01/23	183,000	178,196
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	62,985
Bombardier Inc (Canada) 4.750% due 04/15/19 ~	145,000	126,512
5.500% due 09/15/18 ~	250,000	231,250
6.125% due 01/15/23 ~	250,000	190,625
7.500% due 03/15/25 ~	200,000	153,000
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	59,535
Broadspectrum Ltd (Australia) 8.375% due 05/15/20 ~	100,000	102,750
Builders FirstSource Inc 10.750% due 08/15/23 ~	141,000	142,762
Case New Holland Industrial Inc (United Kingdom) 7.875% due 12/01/17	100,000	108,000
Casella Waste Systems Inc 7.750% due 02/15/19	50,000	50,969
CEB Inc 5.625% due 06/15/23 ~	100,000	102,000
Cenveo Corp 6.000% due 08/01/19 ~	90,000	65,925
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	80,250
9.000% due 09/01/21 ~	75,000	50,250
Clean Harbors Inc 5.125% due 06/01/21	153,000	155,486
5.250% due 08/01/20	54,000	55,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
CNH Industrial Capital LLC 3.375% due 07/15/19	$100,000	$97,000
3.875% due 07/16/18	250,000	249,375
Constellis Holdings LLC 9.750% due 05/15/20 ~	100,000	87,500
Covanta Holding Corp 6.375% due 10/01/22	100,000	100,500
CSC Holdings LLC 5.250% due 06/01/24	200,000	178,750
6.750% due 11/15/21	100,000	102,950
7.625% due 07/15/18	50,000	54,125
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	49,625
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	88,755
DynCorp International Inc 10.375% due 07/01/17	50,000	40,250
FGI Operating Co LLC 7.875% due 05/01/20	50,000	30,250
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	150,750
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	190,250
FTI Consulting Inc 6.000% due 11/15/22	100,000	105,125
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	55,108
Gates Global LLC 6.000% due 07/15/22 ~	140,000	120,400
General Cable Corp 5.750% due 10/01/22	75,000	59,625
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	47,625
Griffon Corp 5.250% due 03/01/22	100,000	100,125
H&E Equipment Services Inc 7.000% due 09/01/22	150,000	153,000
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	68,500
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	77,000
HD Supply Inc 5.250% due 12/15/21 ~	110,000	115,912
7.500% due 07/15/20	202,000	215,382
11.500% due 07/15/20	100,000	111,438
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	60,000	63,225
5.000% due 11/15/25 ~	65,000	68,250
Icahn Enterprises LP 4.875% due 03/15/19	100,000	96,500
5.875% due 02/01/22	200,000	190,800
6.000% due 08/01/20	240,000	234,600
IHS Inc 5.000% due 11/01/22	125,000	130,156
International Lease Finance Corp 3.875% due 04/15/18	200,000	201,640
4.625% due 04/15/21	250,000	256,875
5.875% due 08/15/22	150,000	163,312
6.250% due 05/15/19	100,000	106,875
8.625% due 01/15/22	50,000	60,313
Jack Cooper Holdings Corp 10.250% due 06/01/20 ~	100,000	71,000
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	45,000
Joy Global Inc 5.125% due 10/15/21	75,000	63,876
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	48,650

	Principal Amount	Value
KLX Inc 5.875% due 12/01/22 ~	$150,000	$149,250
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	57,600
Light Tower Rentals Inc 8.125% due 08/01/19 ~	50,000	27,625
Masco Corp 4.375% due 04/01/26	50,000	51,156
4.450% due 04/01/25	145,000	151,133
5.950% due 03/15/22	100,000	110,250
7.125% due 03/15/20	50,000	57,813
MasTec Inc 4.875% due 03/15/23	100,000	86,250
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	143,625
Meritor Inc 6.250% due 02/15/24	100,000	88,625
6.750% due 06/15/21	50,000	46,625
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	87,000
Milacron LLC 7.750% due 02/15/21 ~	100,000	92,500
Modular Space Corp 10.250% due 01/31/19 ~	30,000	16,800
Monitronics International Inc 9.125% due 04/01/20	100,000	81,500
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	102,000
Navios Maritime Holdings Inc 7.375% due 01/15/22 ~	107,000	39,055
8.125% due 02/15/19	50,000	15,000
Navistar International Corp 8.250% due 11/01/21	103,000	76,735
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	46,250
Nielsen Finance LLC 4.500% due 10/01/20	50,000	51,313
5.000% due 04/15/22 ~	270,000	278,100
Nortek Inc 8.500% due 04/15/21	100,000	104,250
Orbital ATK Inc 5.500% due 10/01/23 ~	100,000	105,500
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	72,909
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	50,250
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	205,500
RR Donnelley & Sons Co 7.000% due 02/15/22	100,000	93,000
7.250% due 05/15/18	21,000	22,103
8.250% due 03/15/19	100,000	105,125
Safway Group Holding LLC 7.000% due 05/15/18 ~	50,000	50,375
Sensata Technologies BV 4.875% due 10/15/23 ~	100,000	100,875
5.000% due 10/01/25 ~	150,000	151,875
Sequa Corp 7.000% due 12/15/17 ~	62,500	8,906
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	79,500
Standard Industries Inc 5.375% due 11/15/24 ~	100,000	102,000
5.500% due 02/15/23 ~	150,000	153,750
6.000% due 10/15/25 ~	100,000	106,250
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	48,000
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	83,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Terex Corp 6.000% due 05/15/21	$105,000	$102,113
The ADT Corp 2.250% due 07/15/17	100,000	101,500
3.500% due 07/15/22	50,000	43,500
4.875% due 07/15/42	100,000	68,000
5.250% due 03/15/20	200,000	205,500
6.250% due 10/15/21	100,000	101,000
The Hertz Corp 5.875% due 10/15/20	200,000	204,500
6.750% due 04/15/19	200,000	203,398
7.500% due 10/15/18	50,000	50,925
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	138,000	144,210
TMS International Corp 7.625% due 10/15/21 ~	100,000	61,250
TRAC Intermodal LLC 11.000% due 08/15/19	50,000	53,625
TransDigm Inc 5.500% due 10/15/20	100,000	100,800
6.500% due 07/15/24	220,000	219,384
6.500% due 05/15/25	100,000	98,125
7.500% due 07/15/21	67,000	70,518
Triumph Group Inc 5.250% due 06/01/22	50,000	45,250
UCI International Inc 8.625% due 02/15/19 Y	50,000	9,875
United Continental Holdings Inc 6.000% due 12/01/20	150,000	157,875
United Rentals North America Inc 4.625% due 07/15/23	50,000	49,875
5.500% due 07/15/25	100,000	99,125
6.125% due 06/15/23	225,000	233,437
7.625% due 04/15/22	150,000	160,500
8.250% due 02/01/21	46,000	48,300
Univar USA Inc 6.750% due 07/15/23 ~	100,000	98,750
USG Corp 5.500% due 03/01/25 ~	100,000	104,375
WESCO Distribution Inc 5.375% due 12/15/21	100,000	101,500
West Corp 5.375% due 07/15/22 ~	100,000	92,105
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	94,250
XPO Logistics Inc 6.500% due 06/15/22 ~	255,000	248,944
7.875% due 09/01/19 ~	147,000	152,880
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	200,000	203,250
4.750% due 04/29/25 ~	150,000	149,812

		15,698,276

Information Technology - 5.3%

Activision Blizzard Inc 5.625% due 09/15/21 ~	163,000	172,169
6.125% due 09/15/23 ~	100,000	107,750
Advanced Micro Devices Inc 7.000% due 07/01/24	100,000	66,000
7.750% due 08/01/20	100,000	70,000
Alcatel-Lucent USA Inc (France) 6.450% due 03/15/29	100,000	106,500
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	94,000
Amkor Technology Inc 6.375% due 10/01/22	50,000	47,688
6.625% due 06/01/21	50,000	47,688
Anixter Inc 5.125% due 10/01/21	50,000	50,500
5.500% due 03/01/23 ~	100,000	101,500

	Principal Amount	Value
Aspect Software Inc 10.625% due 05/15/17 * Y	$50,000	$18,250
Belden Inc 5.500% due 09/01/22 ~	80,000	80,800
Blue Coat Holdings Inc 8.375% due 06/01/23 ~	100,000	103,550
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	174,000
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	55,600
CDW LLC 5.500% due 12/01/24	100,000	103,500
6.000% due 08/15/22	100,000	106,062
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	94,500
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	50,000	51,438
CommScope Inc 4.375% due 06/15/20 ~	20,000	20,600
5.500% due 06/15/24 ~	110,000	111,512
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	257,000	262,140
CoreLogic Inc 7.250% due 06/01/21	50,000	52,200
Dell Inc 4.625% due 04/01/21	100,000	96,750
5.400% due 09/10/40	100,000	74,000
5.650% due 04/15/18	100,000	105,375
EarthLink Holdings Corp 8.875% due 05/15/19	37,000	38,110
Emdeon Inc 6.000% due 02/15/21 ~	100,000	97,750
11.000% due 12/31/19	50,000	53,063
Entegris Inc 6.000% due 04/01/22 ~	100,000	101,875
First Data Corp 5.000% due 01/15/24 ~	155,000	155,775
5.375% due 08/15/23 ~	200,000	205,750
5.750% due 01/15/24 ~	350,000	351,277
6.750% due 11/01/20 ~	130,000	137,020
7.000% due 12/01/23 ~	350,000	354,812
IAC/InterActiveCorp 4.875% due 11/30/18	50,000	51,500
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	30,100
Infor US Inc 5.750% due 08/15/20 ~	100,000	103,250
6.500% due 05/15/22	251,000	229,665
Informatica LLC 7.125% due 07/15/23 ~	51,000	49,470
Leidos Holdings Inc 4.450% due 12/01/20	100,000	99,001
Match Group Inc 6.750% due 12/15/22 ~	100,000	101,875
Micron Technology Inc 5.250% due 08/01/23 ~	103,000	84,717
5.250% due 01/15/24 ~	150,000	121,500
5.500% due 02/01/25	120,000	97,875
5.875% due 02/15/22	25,000	21,750
NCR Corp 4.625% due 02/15/21	45,000	44,944
5.000% due 07/15/22	113,000	112,435
6.375% due 12/15/23	44,000	45,540
NeuStar Inc 4.500% due 01/15/23	50,000	41,000
Nokia OYJ (Finland) 5.375% due 05/15/19	100,000	107,375
6.625% due 05/15/39	50,000	52,250
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	122,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
NXP BV (Netherlands) 4.125% due 06/15/20 ~	$200,000	$202,500
5.750% due 03/15/23 ~	100,000	106,000
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	70,250
Open Text Corp (Canada) 5.625% due 01/15/23 ~	80,000	82,000
Plantronics Inc 5.500% due 05/31/23 ~	126,000	124,110
Qorvo Inc 7.000% due 12/01/25 ~	45,000	47,250
Rackspace Hosting Inc 6.500% due 01/15/24 ~	90,000	89,325
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	145,000
Sanmina Corp 4.375% due 06/01/19 ~	50,000	51,250
SS&C Technologies Holdings Inc 5.875% due 07/15/23 ~	133,000	138,777
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	127,600
VeriSign Inc 4.625% due 05/01/23	75,000	76,125
5.250% due 04/01/25	100,000	101,250
ViaSat Inc 6.875% due 06/15/20	50,000	52,000
Western Digital Corp 10.500% due 04/01/24 ~	300,000	300,937
Zebra Technologies Corp 7.250% due 10/15/22	100,000	109,000

		7,209,450

Materials - 10.2%

AK Steel Corp 7.625% due 05/15/20	100,000	63,000
7.625% due 10/01/21	100,000	57,250
8.750% due 12/01/18	100,000	96,500
Alcoa Inc 5.125% due 10/01/24	250,000	241,250
5.900% due 02/01/27	50,000	47,750
5.950% due 02/01/37	100,000	85,500
6.150% due 08/15/20	250,000	261,573
6.750% due 07/15/18	200,000	215,750
Aleris International Inc 7.625% due 02/15/18	100,000	102,062
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	167,500
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	100,000	101,000
Anglo American Capital PLC (United Kingdom) 3.625% due 05/14/20 ~	500,000	431,560
ArcelorMittal (Luxembourg) 5.125% due 06/01/20	220,000	212,300
6.125% due 06/01/25	200,000	186,000
6.250% due 08/05/20	100,000	98,250
7.250% due 02/25/22	200,000	198,900
8.000% due 10/15/39	250,000	218,750
10.850% due 06/01/19	200,000	223,000
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	56,789	55,085
Ardagh Packaging Finance PLC (Ireland) 6.250% due 01/31/19 ~	87,000	86,511
6.750% due 01/31/21 ~	200,000	194,000
9.125% due 10/15/20 ~	50,000	51,875
Ashland Inc 3.875% due 04/15/18	37,000	38,388
4.750% due 08/15/22	250,000	255,000
Associated Materials LLC 9.125% due 11/01/17	100,000	76,000

	Principal Amount	Value
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	$150,000	$159,375
Ball Corp 4.000% due 11/15/23	71,000	70,201
4.375% due 12/15/20	160,000	166,200
5.000% due 03/15/22	100,000	105,000
5.250% due 07/01/25	90,000	94,837
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	50,000	37,625
Berry Plastics Corp 5.125% due 07/15/23	125,000	126,875
5.500% due 05/15/22	100,000	102,875
Beverage Packaging Holdings II SA (New Zealand) 6.000% due 06/15/17 ~	89,000	88,611
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	65,000	74,587
10.000% due 10/15/25 ~	85,000	97,537
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	103,212
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	87,019
Celanese US Holdings LLC 5.875% due 06/15/21	100,000	107,000
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	48,938
Cliffs Natural Resources Inc 8.000% due 09/30/20 ~	122,000	51,850
8.250% due 03/31/20 ~	50,000	42,500
Commercial Metals Co 4.875% due 05/15/23	100,000	89,000
7.350% due 08/15/18	100,000	106,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	180,000
Crown Americas LLC 4.500% due 01/15/23	112,000	114,800
Eagle Spinco Inc 4.625% due 02/15/21	200,000	194,270
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	55,050
First Quantum Minerals Ltd (Canada) 6.750% due 02/15/20 ~	132,000	91,080
7.250% due 05/15/22 ~	200,000	135,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	76,000	72,960
9.750% due 03/01/22 ~	263,000	263,657
Freeport-McMoRan Inc 2.375% due 03/15/18	500,000	445,000
3.100% due 03/15/20	100,000	74,500
3.550% due 03/01/22	500,000	351,250
3.875% due 03/15/23	100,000	68,912
5.450% due 03/15/43	350,000	213,500
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	29,363
Graphic Packaging International Inc 4.750% due 04/15/21	50,000	52,125
Greif Inc 7.750% due 08/01/19	50,000	56,125
Headwaters Inc 7.250% due 01/15/19	100,000	103,500
Hecla Mining Co 6.875% due 05/01/21	100,000	81,000
Hexion Inc 6.625% due 04/15/20	148,000	123,580
8.875% due 02/01/18	85,000	58,650
9.000% due 11/15/20	100,000	40,750
10.000% due 04/15/20	100,000	90,250
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	71,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Huntsman International LLC 4.875% due 11/15/20	$100,000	$99,500
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	76,500
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	275,000	278,094
Joseph T Ryerson & Son Inc 9.000% due 10/15/17	75,000	65,250
Kinross Gold Corp (Canada) 5.125% due 09/01/21	150,000	139,500
Koppers Inc 7.875% due 12/01/19	10,000	10,013
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	52,188
LSB Industries Inc 7.750% due 08/01/19	100,000	92,250
Lundin Mining Corp (Canada) 7.500% due 11/01/20 ~	90,000	86,962
7.875% due 11/01/22 ~	100,000	95,500
Mercer International Inc (Canada) 7.000% due 12/01/19	100,000	101,000
7.750% due 12/01/22	100,000	100,125
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	69,113
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	85,000
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	99,000
Novelis Inc 8.375% due 12/15/17	100,000	102,200
8.750% due 12/15/20	200,000	202,860
Olin Corp 5.500% due 08/15/22	100,000	98,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	102,633
5.875% due 08/15/23 ~	160,000	167,000
Pactiv LLC 7.950% due 12/15/25	100,000	92,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	115,430
PolyOne Corp 5.250% due 03/15/23	91,000	91,000
PQ Corp 8.750% due 11/01/18 ~	100,000	94,125
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	143,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	66,825
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	50,000	49,500
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	68,000
Sealed Air Corp 5.125% due 12/01/24 ~	50,000	52,125
5.250% due 04/01/23 ~	100,000	106,250
5.500% due 09/15/25 ~	100,000	105,125
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	114,219
Silgan Holdings Inc 5.000% due 04/01/20	50,000	51,250
Steel Dynamics Inc 5.125% due 10/01/21	310,000	314,650
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	105,000
Summit Materials LLC 6.125% due 07/15/23	100,000	95,500
Teck Resources Ltd (Canada) 3.850% due 08/15/17	200,000	190,000
4.750% due 01/15/22	100,000	69,500
6.250% due 07/15/41	400,000	232,000

	Principal Amount	Value
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	$50,000	$34,750
The Chemours Co 6.625% due 05/15/23 ~	180,000	147,600
7.000% due 05/15/25 ~	130,000	104,812
Thompson Creek Metals Co Inc 7.375% due 06/01/18	100,000	28,000
9.750% due 12/01/17	100,000	94,250
TPC Group Inc 8.750% due 12/15/20 ~	100,000	70,500
Tronox Finance LLC 6.375% due 08/15/20	100,000	77,500
7.500% due 03/15/22 ~	45,000	33,863
United States Steel Corp 7.000% due 02/01/18	100,000	90,500
7.375% due 04/01/20	100,000	78,500
7.500% due 03/15/22	100,000	71,800
Vulcan Materials Co 4.500% due 04/01/25	100,000	103,250
7.500% due 06/15/21	100,000	119,250
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	60,180
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	100,000	46,000
WR Grace & Co 5.625% due 10/01/24 ~	100,000	104,625

		14,035,635

Telecommunication Services - 9.0%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	146,000
Avaya Inc 7.000% due 04/01/19 ~	150,000	102,000
10.500% due 03/01/21 ~	200,000	62,500
CenturyLink Inc 5.150% due 06/15/17	100,000	102,375
5.625% due 04/01/20	122,000	124,045
5.625% due 04/01/25	200,000	178,750
5.800% due 03/15/22	600,000	579,510
7.650% due 03/15/42	100,000	83,000
Cincinnati Bell Inc 8.375% due 10/15/20	100,000	102,000
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	97,000
Consolidated Communications Inc 6.500% due 10/01/22	100,000	87,750
Frontier Communications Corp
6.250% due 09/15/21	40,000	37,176
6.875% due 01/15/25	130,000	110,256
7.125% due 01/15/23	200,000	178,000
8.250% due 04/15/17	100,000	106,335
8.500% due 04/15/20	200,000	206,000
8.875% due 09/15/20 ~	100,000	104,750
9.000% due 08/15/31	100,000	85,750
9.250% due 07/01/21	100,000	102,375
10.500% due 09/15/22 ~	235,000	241,756
11.000% due 09/15/25 ~	380,000	383,325
GCI Inc 6.750% due 06/01/21	100,000	102,500
Hughes Satellite Systems Corp
6.500% due 06/15/19	94,000	103,988
7.625% due 06/15/21	95,000	106,281
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	179,906
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	180,000	109,350
6.625% due 12/15/22	150,000	81,000
7.250% due 04/01/19	150,000	111,375
7.250% due 10/15/20	250,000	162,500
7.500% due 04/01/21	150,000	96,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Intelsat Luxembourg SA (Luxembourg) 6.750% due 06/01/18	$100,000	$76,750
7.750% due 06/01/21	216,000	65,340
8.125% due 06/01/23	100,000	30,375
Level 3 Financing Inc 5.125% due 05/01/23	150,000	152,250
5.250% due 03/15/26 ~	100,000	101,000
5.375% due 08/15/22	85,000	86,637
5.375% due 01/15/24 ~	200,000	203,000
5.375% due 05/01/25	80,000	81,300
6.125% due 01/15/21	50,000	52,500
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	126,875
Qualitytech LP 5.875% due 08/01/22	100,000	102,375
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	127,500
Sable International Finance Ltd 8.750% due 02/01/20 ~	100,000	105,000
SBA Communications Corp 4.875% due 07/15/22	100,000	101,625
SBA Telecommunications Inc 5.750% due 07/15/20	100,000	103,625
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	355,687
Sprint Capital Corp 6.875% due 11/15/28	150,000	110,250
6.900% due 05/01/19	150,000	130,500
8.750% due 03/15/32	200,000	157,500
Sprint Communications Inc 6.000% due 11/15/22	200,000	147,250
7.000% due 03/01/20 ~	100,000	100,500
7.000% due 08/15/20	200,000	160,000
8.375% due 08/15/17	100,000	99,125
9.000% due 11/15/18 ~	400,000	421,000
11.500% due 11/15/21	100,000	89,500
Sprint Corp 7.125% due 06/15/24	200,000	149,500
7.250% due 09/15/21	250,000	192,188
7.625% due 02/15/25	250,000	186,875
7.875% due 09/15/23	600,000	460,500
T-Mobile USA Inc 5.250% due 09/01/18	127,000	130,493
6.000% due 03/01/23	315,000	324,450
6.250% due 04/01/21	139,000	146,617
6.375% due 03/01/25	125,000	128,438
6.464% due 04/28/19	100,000	102,500
6.500% due 01/15/26	280,000	292,250
6.625% due 04/01/23	193,000	204,097
6.633% due 04/28/21	150,000	157,500
6.731% due 04/28/22	250,000	262,450
6.836% due 04/28/23	200,000	210,000
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	250,000	256,250
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	565,812
Telesat Canada (Canada) 6.000% due 05/15/17 ~	83,000	83,104
United States Cellular Corp 6.700% due 12/15/33	100,000	90,250
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	204,250
UPCB Finance V Ltd (Netherlands) 7.250% due 11/15/21 ~	135,000	143,269
Windstream Services LLC 7.500% due 04/01/23	100,000	76,000
7.750% due 10/01/21	300,000	246,187

	Principal Amount	Value
Zayo Group LLC 6.000% due 04/01/23	$90,000	$90,281
6.375% due 05/15/25	100,000	98,000

		12,362,278

Utilities - 3.9%

AES Corp 4.875% due 05/15/23	102,000	98,685
5.500% due 04/15/25	100,000	97,000
7.375% due 07/01/21	100,000	112,500
8.000% due 06/01/20	121,000	137,940
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	206,000
AmeriGas Partners LP 6.500% due 05/20/21	48,000	48,960
Calpine Corp 5.375% due 01/15/23	100,000	97,438
5.500% due 02/01/24	100,000	96,500
5.750% due 01/15/25	175,000	168,656
6.000% due 01/15/22 ~	247,000	261,357
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	191,500
DPL Inc 7.250% due 10/15/21	100,000	104,438
Dynegy Inc 5.875% due 06/01/23	100,000	84,000
6.750% due 11/01/19	200,000	200,000
7.375% due 11/01/22	150,000	139,500
7.625% due 11/01/24	100,000	91,250
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	223,000
Ferrellgas LP 6.500% due 05/01/21	100,000	89,250
6.750% due 06/15/23 ~	100,000	88,250
FirstEnergy Corp 4.250% due 03/15/23	100,000	104,283
7.375% due 11/15/31	150,000	185,245
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	90,000	94,026
5.450% due 07/15/44 ~	100,000	104,635
GenOn Energy Inc 7.875% due 06/15/17	100,000	75,500
9.875% due 10/15/20	100,000	65,000
Illinois Power Generating Co 7.000% due 04/15/18	100,000	39,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	34,375
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	105,500
NRG Energy Inc 6.250% due 07/15/22	100,000	93,469
6.250% due 05/01/24	150,000	138,375
6.625% due 03/15/23	150,000	140,671
7.625% due 01/15/18	100,000	106,750
7.875% due 05/15/21	100,000	100,125
8.250% due 09/01/20	200,000	202,500
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	140,250
Suburban Propane Partners LP 5.500% due 06/01/24	50,000	48,500
7.375% due 08/01/21	73,000	74,643
Talen Energy Supply LLC 4.600% due 12/15/21	200,000	161,000
4.625% due 07/15/19 ~	155,000	135,237
6.500% due 06/01/25	28,000	23,380
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	76,000
TerraForm Power Operating LLC 5.875% due 02/01/23 ~	69,000	56,235

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
Wind Acquisition Finance SA (Italy) 4.750% due 07/15/20 ~	$95,000	$90,250
6.500% due 04/30/20 ~	200,000	203,000
7.375% due 04/23/21 ~	250,000	227,500

		5,362,173

Total Corporate Bonds & Notes (Cost $145,216,076)		135,158,473

	Shares

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

Federated Institutional Prime Obligations Fund	980,555	980,555

Total Short-Term Investment (Cost $980,555)		980,555

TOTAL INVESTMENTS - 99.1% (Cost $146,196,631)		136,139,028

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,197,749

NET ASSETS - 100.0%		$137,336,777

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $117,020 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2016.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$135,158,473	$-	$135,158,473	$-
	Short-Term Investment	980,555	980,555	-	-

	Total	$136,139,028	$980,555	$135,158,473	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 20.4%

Aaron’s Inc	366	$9,187
Advance Auto Parts Inc	2,901	465,146
Amazon.com Inc *	15,152	8,994,833
AMC Networks Inc ‘A’ *	2,335	151,635
Aramark	6,858	227,137
AutoNation Inc *	2,840	132,571
AutoZone Inc *	1,235	983,912
Bed Bath & Beyond Inc *	6,803	337,701
BorgWarner Inc	9,115	350,016
Brinker International Inc	2,383	109,499
Brunswick Corp	2,680	128,586
Cabela’s Inc *	193	9,397
Cablevision Systems Corp ‘A’	1,110	36,630
CarMax Inc *	8,088	413,297
Carter’s Inc	2,041	215,081
CBS Corp ‘B’	18,297	1,007,982
Charter Communications Inc ‘A’ *	2,989	605,063
Chipotle Mexican Grill Inc *	1,233	580,706
Choice Hotels International Inc	1,349	72,913
Cinemark Holdings Inc	4,527	162,202
Clear Channel Outdoor Holdings Inc ‘A’	539	2,533
Coach Inc	1,472	59,012
Comcast Corp ‘A’	89,822	5,486,328
CST Brands Inc	2,425	92,853
Darden Restaurants Inc	953	63,184
Delphi Automotive PLC (United Kingdom)	11,491	862,055
Dick’s Sporting Goods Inc	2,413	112,808
Dillard’s Inc ‘A’	109	9,255
Discovery Communications Inc ‘A’ *	5,536	158,496
Discovery Communications Inc ‘C’ *	9,650	260,550
DISH Network Corp ‘A’ *	5,873	271,685
Dollar General Corp	11,373	973,529
Dollar Tree Inc *	9,138	753,519
Domino’s Pizza Inc	1,998	263,456
DR Horton Inc	5,300	160,219
DSW Inc ‘A’	168	4,644
Dunkin’ Brands Group Inc	3,747	176,746
Expedia Inc	4,149	447,345
Extended Stay America Inc	2,273	37,050
Foot Locker Inc	4,677	301,666
Fossil Group Inc *	1,309	58,146
Gentex Corp	5,598	87,833
Genuine Parts Co	5,636	559,993
GNC Holdings Inc ‘A’	3,386	107,506
GoPro Inc ‘A’ *	3,396	40,616
Groupon Inc *	18,847	75,200
H&R Block Inc	8,847	233,738
Hanesbrands Inc	15,982	452,930
Harley-Davidson Inc	4,405	226,109
Harman International Industries Inc	2,849	253,675
Hasbro Inc	3,603	288,600
Hilton Worldwide Holdings Inc	20,579	463,439
International Game Technology PLC	2,412	44,019
Jarden Corp *	8,403	495,357
Johnson Controls Inc	5,554	216,439
Kate Spade & Co *	4,858	123,976
L Brands Inc	9,812	861,592
Las Vegas Sands Corp	14,484	748,533
Lear Corp	2,278	253,245
Leggett & Platt Inc	5,573	269,733
Lennar Corp ‘A’	2,672	129,218
Lennar Corp ‘B’	145	5,613
Liberty Interactive Corp QVC Group ‘A’ *	8,582	216,695
Liberty Ventures ‘A’ *	5,706	223,219
Lions Gate Entertainment Corp	3,715	81,173
Live Nation Entertainment Inc *	5,699	127,145

	Shares	Value
LKQ Corp *	12,120	$386,992
Lowe’s Cos Inc	37,802	2,863,501
lululemon athletica Inc *	4,458	301,851
Macy’s Inc	8,982	396,016
Marriott International Inc ‘A’	7,697	547,872
McDonald’s Corp	35,122	4,414,133
MGM Resorts International *	1,187	25,449
Michael Kors Holdings Ltd *	7,323	417,118
Mohawk Industries Inc *	1,739	331,975
MSG Networks Inc ‘A’ *	2,393	41,375
Murphy USA Inc *	106	6,514
Netflix Inc *	16,869	1,724,518
Newell Rubbermaid Inc	5,438	240,849
NIKE Inc ‘B’	53,895	3,312,926
Nordstrom Inc	4,933	282,217
Norwegian Cruise Line Holdings Ltd *	4,828	266,940
NVR Inc *	163	282,381
O’Reilly Automotive Inc *	4,000	1,094,640
Office Depot Inc *	3,688	26,185
Omnicom Group Inc	9,693	806,748
Panera Bread Co ‘A’ *	986	201,962
Penske Automotive Group Inc	608	23,043
Polaris Industries Inc	2,654	261,366
Ralph Lauren Corp	126	12,129
Regal Entertainment Group ‘A’	3,150	66,591
Ross Stores Inc	16,434	951,529
Sally Beauty Holdings Inc *	6,153	199,234
Scripps Networks Interactive Inc ‘A’	3,555	232,852
Sears Holdings Corp *	53	811
Service Corp International	7,829	193,220
ServiceMaster Global Holdings Inc *	4,025	151,662
Signet Jewelers Ltd (NYSE)	3,188	395,408
Sirius XM Holdings Inc *	88,847	350,946
Six Flags Entertainment Corp	2,887	160,200
Skechers U.S.A. Inc ‘A’ *	4,755	144,790
Starbucks Corp	59,568	3,556,210
Starwood Hotels & Resorts Worldwide Inc	6,764	564,321
Starz ‘A’ *	3,383	89,074
Target Corp	2,069	170,237
Tempur Sealy International Inc *	2,376	144,437
Tesla Motors Inc *	3,883	892,197
The Gap Inc	9,212	270,833
The Home Depot Inc	51,599	6,884,855
The Interpublic Group of Cos Inc	16,456	377,665
The Madison Square Garden Co ‘A’ *	797	132,589
The Michaels Cos Inc *	2,386	66,736
The Priceline Group Inc *	2,060	2,655,258
The TJX Cos Inc	26,987	2,114,431
The Walt Disney Co	67,411	6,694,586
Thor Industries Inc	1,871	119,314
Tiffany & Co	3,293	241,640
Time Warner Cable Inc	11,225	2,296,859
Time Warner Inc	16,855	1,222,830
Toll Brothers Inc *	2,333	68,847
TopBuild Corp *	1,474	43,837
Tractor Supply Co	5,409	489,298
TripAdvisor Inc *	4,468	297,122
Tupperware Brands Corp	1,795	104,074
Twenty-First Century Fox Inc ‘A’	30,088	838,853
Twenty-First Century Fox Inc ‘B’	12,998	366,544
Ulta Salon Cosmetics & Fragrance Inc *	2,549	493,843
Under Armour Inc ‘A’ *	7,114	603,481
Urban Outfitters Inc *	3,561	117,833
VF Corp	13,431	869,792
Viacom Inc ‘A’	393	17,803
Viacom Inc ‘B’	13,783	568,962
Vista Outdoor Inc *	316	16,404
Visteon Corp	1,563	124,399
Whirlpool Corp	228	41,118
Williams-Sonoma Inc	3,543	193,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Wyndham Worldwide Corp	4,641	$354,712
Wynn Resorts Ltd	2,793	260,950
Yum! Brands Inc	16,223	1,327,853

		88,943,853

Consumer Staples - 11.3%

Altria Group Inc	73,516	4,606,512
Blue Buffalo Pet Products Inc *	971	24,916
Brown-Forman Corp ‘A’	968	103,276
Brown-Forman Corp ‘B’	4,378	431,102
Campbell Soup Co	4,111	262,241
Church & Dwight Co Inc	5,202	479,520
Coca-Cola Enterprises Inc	9,240	468,838
Colgate-Palmolive Co	31,481	2,224,133
ConAgra Foods Inc	2,211	98,655
Constellation Brands Inc ‘A’	6,501	982,236
Costco Wholesale Corp	17,458	2,751,032
Coty Inc ‘A’	3,166	88,110
CVS Health Corp	41,518	4,306,662
Dr Pepper Snapple Group Inc	7,604	679,950
Flowers Foods Inc	6,066	111,978
General Mills Inc	23,628	1,496,834
Herbalife Ltd *	2,448	150,699
Hormel Foods Corp	10,634	459,814
Ingredion Inc	334	35,668
Kellogg Co	8,895	680,912
Kimberly-Clark Corp	11,422	1,536,373
McCormick & Co Inc	5,085	505,856
Mead Johnson Nutrition Co	7,428	631,157
Monster Beverage Corp *	5,957	794,545
Nu Skin Enterprises Inc ‘A’	469	17,939
PepsiCo Inc	58,595	6,004,816
Philip Morris International Inc	30,605	3,002,656
Pilgrim’s Pride Corp *	276	7,010
Reynolds American Inc	32,778	1,649,061
Rite Aid Corp *	22,820	185,983
Spectrum Brands Holdings Inc	962	105,127
Sprouts Farmers Market Inc *	6,003	174,327
Sysco Corp	7,342	343,092
The Clorox Co	4,121	519,493
The Coca-Cola Co	155,720	7,223,851
The Estee Lauder Cos Inc ‘A’	8,341	786,640
The Hain Celestial Group Inc *	4,180	171,004
The Hershey Co	5,796	533,754
The Kraft Heinz Co	23,504	1,846,474
The Kroger Co	38,904	1,488,078
The WhiteWave Foods Co *	7,032	285,780
Tyson Foods Inc ‘A’	573	38,196
Walgreens Boots Alliance Inc	5,119	431,224
Whole Foods Market Inc	12,028	374,191

		49,099,715

Energy - 0.5%

Cabot Oil & Gas Corp	18,665	423,882
Continental Resources Inc *	1,074	32,607
CVR Energy Inc	214	5,585
EOG Resources Inc	1,987	144,216
FMC Technologies Inc *	6,174	168,921
HollyFrontier Corp	1,104	38,993
Marathon Petroleum Corp	1,551	57,666
Memorial Resource Development Corp *	4,005	40,771
Oceaneering International Inc	658	21,872
ONEOK Inc	3,687	110,094
Range Resources Corp	425	13,762
RPC Inc	274	3,885
Schlumberger Ltd	6,157	454,079
Targa Resources Corp	3,033	90,565
Teekay Corp (Bermuda)	689	5,967
Tesoro Corp	293	25,201

	Shares	Value
The Williams Cos Inc	29,961	$481,473
World Fuel Services Corp	498	24,193

		2,143,732

Financials - 5.4%

Affiliated Managers Group Inc *	2,194	356,306
Ally Financial Inc *	1,356	25,384
American Express Co	6,481	397,933
American Tower Corp REIT	16,791	1,718,895
Ameriprise Financial Inc	5,566	523,260
AmTrust Financial Services Inc	164	4,244
Aon PLC	11,180	1,167,751
Arthur J Gallagher & Co	3,643	162,041
Artisan Partners Asset Management Inc ‘A’	1,351	41,665
Berkshire Hathaway Inc ‘B’ *	4,732	671,376
BlackRock Inc	1,577	537,079
Boston Properties Inc REIT	5,600	711,648
CBOE Holdings Inc	3,369	220,097
CBRE Group Inc ‘A’ *	11,489	331,113
Columbia Property Trust Inc REIT	581	12,776
Credit Acceptance Corp *	324	58,822
Crown Castle International Corp REIT	13,244	1,145,606
Digital Realty Trust Inc REIT	3,354	296,795
Eaton Vance Corp	4,566	153,052
Empire State Realty Trust Inc ‘A’ REIT	1,997	35,007
Equinix Inc REIT	2,713	897,216
Equity LifeStyle Properties Inc REIT	3,395	246,918
Erie Indemnity Co ‘A’	924	85,923
Extra Space Storage Inc REIT	4,889	456,926
FactSet Research Systems Inc	1,670	253,055
Federal Realty Investment Trust REIT	2,745	428,357
Federated Investors Inc ‘B’	3,567	102,908
Four Corners Property Trust Inc REIT	433	7,772
Gaming & Leisure Properties Inc REIT	457	14,130
Healthcare Trust of America Inc ‘A’ REIT	467	13,739
Interactive Brokers Group Inc ‘A’	191	7,510
Intercontinental Exchange Inc	1,651	388,216
Invesco Ltd	2,049	63,048
Iron Mountain Inc REIT	3,141	106,511
Jones Lang LaSalle Inc	1,270	148,996
Lamar Advertising Co ‘A’ REIT	3,157	194,156
Lazard Ltd ‘A’	4,881	189,383
Legg Mason Inc	1,216	42,171
LendingClub Corp *	2,541	21,090
Leucadia National Corp	1,676	27,101
LPL Financial Holdings Inc	3,237	80,278
Markel Corp *	55	49,036
Marsh & McLennan Cos Inc	12,727	773,674
McGraw Hill Financial Inc	10,868	1,075,715
Moody’s Corp	7,037	679,493
Morningstar Inc	823	72,646
MSCI Inc	4,092	303,135
NorthStar Asset Management Group Inc	7,377	83,729
Omega Healthcare Investors Inc REIT	1,892	66,788
Post Properties Inc REIT	876	52,332
Public Storage REIT	5,241	1,445,625
Realogy Holdings Corp *	2,030	73,303
Santander Consumer USA Holdings Inc *	197	2,067
SEI Investments Co	5,605	241,295
Signature Bank *	1,881	256,042
Simon Property Group Inc REIT	12,349	2,564,764
SLM Corp *	16,205	103,064
SVB Financial Group *	1,257	128,277
T Rowe Price Group Inc	10,360	761,046
Tanger Factory Outlet Centers Inc REIT	3,648	132,751
Taubman Centers Inc REIT	873	62,184
TD Ameritrade Holding Corp	9,126	287,743
The Bank of New York Mellon Corp	4,710	173,469
The Charles Schwab Corp	32,246	903,533
The Howard Hughes Corp *	611	64,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Waddell & Reed Financial Inc ‘A’	3,009	$70,832
Welltower Inc REIT	6,340	439,616
Weyerhaeuser Co REIT	6,461	200,162

		23,413,274

Health Care - 14.8%

AbbVie Inc ‡	65,730	3,754,498
Acadia Healthcare Co Inc *	2,393	131,878
Aetna Inc	3,395	381,428
Agios Pharmaceuticals Inc *	984	39,950
Akorn Inc *	2,983	70,190
Alere Inc *	2,244	113,569
Alexion Pharmaceuticals Inc *	8,489	1,181,839
Align Technology Inc *	3,261	237,042
Alkermes PLC *	4,758	162,676
Allergan PLC *	7,039	1,886,663
Allscripts Healthcare Solutions Inc *	2,141	28,283
Alnylam Pharmaceuticals Inc *	2,348	147,384
AmerisourceBergen Corp	8,152	705,556
Amgen Inc	30,187	4,525,937
Anthem Inc	2,027	281,733
athenahealth Inc *	1,558	216,219
Baxalta Inc	13,578	548,551
Baxter International Inc	13,682	562,057
Becton Dickinson & Co	8,306	1,261,017
Bio-Techne Corp	584	55,200
Biogen Inc *	8,817	2,295,241
BioMarin Pharmaceutical Inc *	6,320	521,274
Bluebird Bio Inc *	1,383	58,777
Boston Scientific Corp *	3,980	74,864
Bristol-Myers Squibb Co	66,185	4,227,898
Brookdale Senior Living Inc *	1,514	24,042
Bruker Corp	4,527	126,756
Cardinal Health Inc	11,830	969,468
Celgene Corp *	31,405	3,143,326
Centene Corp *	5,057	311,339
Cerner Corp *	11,928	631,707
Charles River Laboratories International Inc *	1,803	136,920
Cigna Corp	10,191	1,398,613
CR Bard Inc	2,944	596,660
DaVita HealthCare Partners Inc *	1,987	145,806
DENTSPLY SIRONA Inc	5,447	335,699
DexCom Inc *	3,205	217,652
Edwards Lifesciences Corp *	8,559	754,989
Eli Lilly & Co	38,807	2,794,492
Endo International PLC *	3,293	92,698
Envision Healthcare Holdings Inc *	7,176	146,390
Express Scripts Holding Co *	21,111	1,450,115
Gilead Sciences Inc	54,330	4,990,754
HCA Holdings Inc *	952	74,304
Henry Schein Inc *	3,325	573,995
Hill-Rom Holdings Inc	1,982	99,695
Hologic Inc *	9,819	338,755
Humana Inc	5,504	1,006,957
IDEXX Laboratories Inc *	3,734	292,447
Illumina Inc *	5,736	929,863
IMS Health Holdings Inc *	5,216	138,485
Incyte Corp *	6,168	446,995
Inovalon Holdings Inc ‘A’ *	966	17,890
Intercept Pharmaceuticals Inc *	607	77,981
Intrexon Corp *	1,762	59,714
Intuitive Surgical Inc *	1,465	880,538
Ionis Pharmaceuticals Inc *	4,630	187,515
Jazz Pharmaceuticals PLC *	2,431	317,367
Johnson & Johnson	14,204	1,536,873
Juno Therapeutics Inc *	454	17,293
Laboratory Corp of America Holdings *	1,299	152,152
LifePoint Health Inc *	166	11,496
Mallinckrodt PLC *	1,802	110,427

	Shares	Value
McKesson Corp	9,186	$1,444,498
Medivation Inc *	6,084	279,742
MEDNAX Inc *	2,103	135,896
Merck & Co Inc	12,620	667,724
Mettler-Toledo International Inc *	1,118	385,442
Mylan NV *	14,155	656,084
OPKO Health Inc *	11,699	121,553
Patterson Cos Inc	1,793	83,428
PerkinElmer Inc	668	33,039
Perrigo Co PLC	1,052	134,582
Premier Inc ‘A’ *	1,432	47,772
Puma Biotechnology Inc *	952	27,960
Quintiles Transnational Holdings Inc *	2,906	189,181
Regeneron Pharmaceuticals Inc *	3,094	1,115,201
ResMed Inc	5,626	325,295
Seattle Genetics Inc *	4,078	143,097
St Jude Medical Inc	6,320	347,600
Stryker Corp	6,788	728,285
Tenet Healthcare Corp *	3,863	111,757
The Cooper Cos Inc	1,281	197,236
Thermo Fisher Scientific Inc	5,311	751,984
United Therapeutics Corp *	1,787	199,125
UnitedHealth Group Inc	35,891	4,626,350
Universal Health Services Inc ‘B’	629	78,449
Varian Medical Systems Inc *	3,995	319,680
VCA Inc *	3,021	174,281
Veeva Systems Inc ‘A’ *	2,703	67,683
Vertex Pharmaceuticals Inc *	9,613	764,137
VWR Corp *	602	16,290
Waters Corp *	3,294	434,544
Zimmer Biomet Holdings Inc	403	42,972
Zoetis Inc	19,838	879,419

		64,538,178

Industrials - 10.5%

3M Co	25,177	4,195,243
Acuity Brands Inc	1,737	378,909
AECOM *	756	23,277
Air Lease Corp	216	6,938
Alaska Air Group Inc	5,166	423,715
Allegion PLC	3,706	236,109
Allison Transmission Holdings Inc	3,713	100,177
AMERCO	134	47,880
American Airlines Group Inc	25,089	1,028,900
AMETEK Inc	9,642	481,907
AO Smith Corp	2,993	228,396
Armstrong World Industries Inc *	936	45,274
Avis Budget Group Inc *	4,115	112,586
B/E Aerospace Inc	4,123	190,153
Babcock & Wilcox Enterprises Inc *	405	8,667
BWX Technologies Inc	811	27,217
Carlisle Cos Inc	540	53,730
Caterpillar Inc	4,061	310,829
CH Robinson Worldwide Inc	5,767	428,084
Cintas Corp	3,688	331,219
Clean Harbors Inc *	1,510	74,503
Copart Inc *	4,447	181,304
Covanta Holding Corp	4,904	82,681
CSX Corp	10,176	262,032
Cummins Inc	5,032	553,218
Danaher Corp	4,539	430,570
Deere & Co	2,337	179,926
Delta Air Lines Inc	32,416	1,578,011
Donaldson Co Inc	4,806	153,359
Emerson Electric Co	18,301	995,208
Equifax Inc	4,719	539,335
Expeditors International of Washington Inc	7,596	370,761
Fastenal Co	11,661	571,389
FedEx Corp	3,858	627,774
Flowserve Corp	2,385	105,918

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Fortune Brands Home & Security Inc	2,294	$128,556
General Dynamics Corp	3,267	429,186
Genesee & Wyoming Inc ‘A’ *	924	57,935
Graco Inc	2,243	188,322
HD Supply Holdings Inc *	6,608	218,527
Hertz Global Holdings Inc *	15,690	165,216
Hexcel Corp	3,754	164,087
Honeywell International Inc	31,002	3,473,774
Hubbell Inc	291	30,826
Huntington Ingalls Industries Inc	1,886	258,269
IDEX Corp	2,762	228,915
IHS Inc ‘A’ *	2,348	291,528
Illinois Tool Works Inc	11,855	1,214,426
Ingersoll-Rand PLC	706	43,779
JB Hunt Transport Services Inc	3,658	308,150
JetBlue Airways Corp *	4,843	102,284
KAR Auction Services Inc	1,813	69,148
Landstar System Inc	1,691	109,256
Lennox International Inc	1,635	221,036
Lincoln Electric Holdings Inc	2,719	159,252
Lockheed Martin Corp	7,734	1,713,081
Masco Corp	13,935	438,256
MSC Industrial Direct Co Inc ‘A’	557	42,505
Nielsen Holdings PLC	10,023	527,811
Nordson Corp	2,376	180,671
Northrop Grumman Corp	2,145	424,495
Old Dominion Freight Line Inc *	2,716	189,088
PACCAR Inc	12,785	699,212
Parker-Hannifin Corp	2,429	269,813
Pitney Bowes Inc	2,971	63,995
Quanta Services Inc *	1,541	34,765
Regal Beloit Corp	91	5,741
Robert Half International Inc	5,424	252,650
Rockwell Automation Inc	5,359	609,586
Rockwell Collins Inc	5,113	471,470
Rollins Inc	3,921	106,338
Roper Technologies Inc	1,538	281,100
RR Donnelley & Sons Co	4,168	68,355
Snap-on Inc	2,310	362,647
SolarCity Corp *	2,251	55,330
Southwest Airlines Co	26,606	1,191,949
Spirit AeroSystems Holdings Inc ‘A’ *	5,054	229,249
Spirit Airlines Inc *	2,860	137,223
Stanley Black & Decker Inc	539	56,708
Stericycle Inc *	3,375	425,891
Textron Inc	2,399	87,468
The Boeing Co	25,864	3,283,176
The Dun & Bradstreet Corp	406	41,850
The Middleby Corp *	2,300	245,571
The Toro Co	2,270	195,492
TransDigm Group Inc *	2,060	453,900
TransUnion *	973	26,865
Tyco International PLC	14,668	538,462
Union Pacific Corp	34,772	2,766,113
United Continental Holdings Inc *	14,259	853,544
United Parcel Service Inc ‘B’	27,790	2,931,011
United Rentals Inc *	3,749	233,150
United Technologies Corp	3,166	316,917
USG Corp *	3,487	86,512
Valmont Industries Inc	49	6,068
Verisk Analytics Inc *	6,701	535,544
WABCO Holdings Inc *	2,209	236,186
Wabtec Corp	3,845	304,870
Waste Management Inc	1,464	86,376
Watsco Inc	1,058	142,555
WW Grainger Inc	2,493	581,941

		46,019,171

	Shares	Value
Information Technology - 27.1%

3D Systems Corp *	1,562	$24,164
Accenture PLC ‘A’	24,927	2,876,576
Adobe Systems Inc * ‡	19,871	1,863,900
Akamai Technologies Inc *	7,117	395,492
Alliance Data Systems Corp *	2,464	542,080
Alphabet Inc ‘A’ *	11,462	8,744,360
Alphabet Inc ‘C’ *	11,692	8,709,955
Amphenol Corp ‘A’	12,334	713,152
Analog Devices Inc	11,425	676,246
ANSYS Inc *	646	57,791
Apple Inc	228,743	24,930,700
Applied Materials Inc	27,121	574,423
Arista Networks Inc *	1,283	80,957
ARRIS International PLC *	2,666	61,105
Atlassian Corp PLC ‘A’ * (United Kingdom)	827	20,799
Atmel Corp	16,375	132,965
Autodesk Inc *	6,763	394,351
Automatic Data Processing Inc	14,943	1,340,537
Black Knight Financial Services Inc ‘A’ *	691	21,442
Booz Allen Hamilton Holding Corp	3,585	108,554
Broadcom Ltd (Singapore)	10,541	1,628,584
Broadridge Financial Solutions Inc	4,779	283,442
Cadence Design Systems Inc *	11,687	275,579
CDK Global Inc	6,380	296,989
CDW Corp	5,322	220,863
Citrix Systems Inc *	6,371	500,633
Cognex Corp	3,581	139,480
Cognizant Technology Solutions Corp ‘A’ *	24,273	1,521,917
CommScope Holding Co Inc *	1,775	49,558
CoreLogic Inc *	1,542	53,507
CoStar Group Inc *	1,304	245,374
DST Systems Inc	1,080	121,792
eBay Inc *	48,212	1,150,338
Electronic Arts Inc *	12,480	825,053
EMC Corp	6,223	165,843
F5 Networks Inc *	2,866	303,366
Facebook Inc ‘A’ *	86,031	9,816,137
Fidelity National Information Services Inc	4,856	307,433
FireEye Inc *	5,359	96,408
First Data Corp ‘A’ *	5,390	69,747
Fiserv Inc *	8,850	907,833
Fitbit Inc ‘A’ *	1,095	16,589
FleetCor Technologies Inc *	3,647	542,491
FLIR Systems Inc	3,614	119,081
Fortinet Inc *	5,813	178,052
Gartner Inc *	3,305	295,302
Genpact Ltd *	6,227	169,312
Global Payments Inc	5,290	345,437
GoDaddy Inc ‘A’ *	899	29,065
Harris Corp	791	61,587
IAC/InterActiveCorp	2,854	134,366
Ingram Micro Inc ‘A’	334	11,994
Intel Corp	13,095	423,623
International Business Machines Corp	19,970	3,024,456
Intuit Inc	10,198	1,060,694
IPG Photonics Corp *	1,411	135,569
Jabil Circuit Inc	1,372	26,438
Jack Henry & Associates Inc	3,269	276,459
Juniper Networks Inc	2,660	67,857
Keysight Technologies Inc *	5,529	153,374
KLA-Tencor Corp	6,352	462,489
Lam Research Corp	4,495	371,287
Leidos Holdings Inc	219	11,020
Linear Technology Corp	9,557	425,860
LinkedIn Corp ‘A’ *	4,361	498,680
MasterCard Inc ‘A’	39,699	3,751,555
Match Group Inc *	1,102	12,188
Maxim Integrated Products Inc	3,847	141,493

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Microchip Technology Inc	8,336	$401,795
Micron Technology Inc *	3,252	34,048
Microsoft Corp	182,219	10,063,955
Motorola Solutions Inc	7,020	531,414
National Instruments Corp	942	28,364
NetApp Inc	3,421	93,359
NetSuite Inc *	1,565	107,187
ON Semiconductor Corp *	15,468	148,338
Oracle Corp	75,415	3,085,228
Palo Alto Networks Inc *	3,061	499,372
Pandora Media Inc *	8,257	73,900
Paychex Inc	11,244	607,288
PayPal Holdings Inc *	48,289	1,863,955
PTC Inc *	4,649	154,161
Qorvo Inc *	5,777	291,219
QUALCOMM Inc	9,075	464,096
Rackspace Hosting Inc *	4,818	104,021
Red Hat Inc *	7,301	543,998
Sabre Corp	4,325	125,079
salesforce.com Inc *	26,077	1,925,265
ServiceNow Inc *	6,142	375,768
Skyworks Solutions Inc	7,622	593,754
Splunk Inc *	5,037	246,460
Square Inc ‘A’ *	930	14,210
SS&C Technologies Holdings Inc	2,949	187,026
SunEdison Inc *	9,538	5,152
SunPower Corp *	137	3,061
Synopsys Inc *	431	20,878
Tableau Software Inc ‘A’ *	1,930	88,529
Teradata Corp *	4,016	105,380
Texas Instruments Inc	41,324	2,372,824
The Ultimate Software Group Inc *	1,155	223,493
The Western Union Co	20,568	396,757
Total System Services Inc	6,571	312,648
Trimble Navigation Ltd *	524	12,995
Twitter Inc *	22,585	373,782
Vantiv Inc ‘A’ *	5,701	307,170
VeriFone Systems Inc *	4,653	131,401
VeriSign Inc *	3,999	354,071
Visa Inc ‘A’	77,749	5,946,244
VMware Inc ‘A’ *	3,168	165,718
WEX Inc *	1,513	126,124
Workday Inc ‘A’ *	4,239	325,725
Xilinx Inc	2,449	116,156
Yelp Inc *	2,472	49,143
Zebra Technologies Corp ‘A’ *	2,017	139,173
Zillow Group Inc ‘A’ *	1,002	25,601
Zillow Group Inc ‘C’ *	2,004	47,555

		118,208,583

Materials - 3.4%

Air Products & Chemicals Inc	7,025	1,011,951
Airgas Inc	582	82,434
AptarGroup Inc	441	34,579
Ashland Inc	245	26,940
Avery Dennison Corp	3,405	245,535
Axalta Coating Systems Ltd *	4,126	120,479
Ball Corp	5,483	390,883
Bemis Co Inc	405	20,971
Celanese Corp ‘A’	415	27,183
CF Industries Holdings Inc	9,397	294,502
Compass Minerals International Inc	1,282	90,843
Crown Holdings Inc *	2,332	115,644
Eagle Materials Inc	1,961	137,486
Eastman Chemical Co	1,409	101,772
Ecolab Inc	10,489	1,169,733
EI du Pont de Nemours & Co	16,646	1,054,025
FMC Corp	3,780	152,599
GCP Applied Technologies Inc *	2,813	56,091
Graphic Packaging Holding Co	7,870	101,129

	Shares	Value
Huntsman Corp	4,944	$65,755
International Flavors & Fragrances Inc	3,229	367,363
International Paper Co	15,919	653,316
LyondellBasell Industries NV ‘A’	14,494	1,240,397
Martin Marietta Materials Inc	360	57,424
Monsanto Co	17,492	1,534,748
NewMarket Corp	345	136,710
Owens-Illinois Inc *	387	6,177
Packaging Corp of America	3,932	237,493
Platform Specialty Products Corp *	749	6,441
PPG Industries Inc	10,808	1,204,984
Praxair Inc	9,534	1,091,166
Royal Gold Inc	131	6,719
RPM International Inc	5,349	253,168
Sealed Air Corp	8,125	390,081
Silgan Holdings Inc	1,546	82,201
Southern Copper Corp (Peru)	1,421	39,376
Steel Dynamics Inc	1,022	23,005
Tahoe Resources Inc (NYSE)	781	7,833
The Chemours Co	3,183	22,281
The Dow Chemical Co	5,839	296,972
The Scotts Miracle-Gro Co ‘A’	1,656	120,507
The Sherwin-Williams Co	3,217	915,783
The Valspar Corp	3,239	346,638
Vulcan Materials Co	662	69,887
WestRock Co	1,024	39,967
WR Grace & Co *	2,930	208,557

		14,659,728

Telecommunication Services - 2.3%

AT&T Inc	35,313	1,383,210
Level 3 Communications Inc *	1,470	77,689
SBA Communications Corp ‘A’ *	2,564	256,836
Verizon Communications Inc	150,321	8,129,360
Zayo Group Holdings Inc *	4,867	117,976

		9,965,071

Utilities - 0.0%

Calpine Corp *	1,644	24,939
Dominion Resources Inc	1,130	84,886
ITC Holdings Corp	2,373	103,392
TerraForm Power Inc ‘A’ *	102	882

		214,099

Total Common Stocks (Cost $314,199,555)		417,205,404

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Growth	70,072	6,991,784

Total Exchange-Traded Fund (Cost $6,791,827)		6,991,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $20,856,980; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $21,275,194)	$20,856,963	$20,856,963

Total Short-Term Investment (Cost $20,856,963)		20,856,963

TOTAL INVESTMENTS - 102.1% (Cost $341,848,345)		445,054,151

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(9,034,811)

NET ASSETS - 100.0%		$436,019,340

Notes to Schedule of Investments

(a)	As of March 31, 2016, investments with a total aggregate value of $2,067,304 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (06/16)	40	$156,310
S&P 500 E-Mini Index (06/16)	80	298,989

Total Futures Contracts		$455,299

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$417,205,404	$417,205,404	$-	$-
	Exchange-Traded Fund	6,991,784	6,991,784	-	-
	Short-Term Investment	20,856,963	-	20,856,963	-
	Derivatives:
	Equity Contracts
	Futures	455,299	455,299	-	-

	Total	$445,509,450	$424,652,487	$20,856,963	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 5.0%

Aaron’s Inc	2,720	$68,272
Aramark	759	25,138
Best Buy Co Inc	14,050	455,782
Brunswick Corp	1,228	58,919
Cabela’s Inc *	2,199	107,069
Cable One Inc	174	76,061
Cablevision Systems Corp ‘A’	8,767	289,311
Carnival Corp	21,364	1,127,378
Clear Channel Outdoor Holdings Inc ‘A’	919	4,319
Coach Inc	11,968	479,797
Comcast Corp ‘A’	12,188	744,443
CST Brands Inc	622	23,816
Darden Restaurants Inc	5,084	337,069
Dick’s Sporting Goods Inc	1,437	67,180
Dillard’s Inc ‘A’	1,022	86,778
Discovery Communications Inc ‘A’ *	647	18,524
Discovery Communications Inc ‘C’ *	1,139	30,753
DISH Network Corp ‘A’ *	3,500	161,910
DR Horton Inc	9,721	293,866
DSW Inc ‘A’	3,335	92,179
Expedia Inc	647	69,760
Foot Locker Inc	948	61,146
Ford Motor Co	196,169	2,648,281
Fossil Group Inc *	356	15,814
GameStop Corp ‘A’	5,270	167,217
Gannett Co Inc	5,581	84,496
Garmin Ltd	5,825	232,767
General Motors Co	80,825	2,540,330
Gentex Corp	7,410	116,263
Genuine Parts Co	556	55,244
Graham Holdings Co ‘B’	172	82,560
H&R Block Inc	880	23,250
Harley-Davidson Inc	4,374	224,517
Hasbro Inc	1,032	82,663
Hyatt Hotels Corp ‘A’ *	1,675	82,896
International Game Technology PLC	1,422	25,952
JC Penney Co Inc *	15,199	168,101
John Wiley & Sons Inc ‘A’	2,236	109,318
Johnson Controls Inc	25,662	1,000,048
Kohl’s Corp	9,549	445,079
Lear Corp	920	102,276
Lennar Corp ‘A’	5,199	251,424
Lennar Corp ‘B’	481	18,620
Liberty Broadband Corp ‘A’ *	1,301	75,666
Liberty Broadband Corp ‘C’ *	3,263	189,091
Liberty Interactive Corp QVC Group ‘A’ *	13,658	344,864
Liberty Media Corp ‘A’ *	5,141	198,597
Liberty Media Corp ‘C’ *	10,288	391,870
Macy’s Inc	4,416	194,701
Mattel Inc	17,054	573,355
MGM Resorts International *	20,833	446,660
Mohawk Industries Inc *	905	172,764
Murphy USA Inc *	2,061	126,648
Newell Rubbermaid Inc	6,739	298,470
News Corp ‘A’	18,860	240,842
News Corp ‘B’	6,614	87,636
Norwegian Cruise Line Holdings Ltd *	492	27,203
Office Depot Inc *	22,153	157,286
Penske Automotive Group Inc	1,329	50,369
PulteGroup Inc	18,369	343,684
PVH Corp	4,165	412,585
Ralph Lauren Corp	2,857	275,015
Royal Caribbean Cruises Ltd	8,658	711,255
Sears Holdings Corp *	549	8,405
Staples Inc	32,258	355,806
Target Corp	27,711	2,280,061

	Shares	Value
TEGNA Inc	11,447	$268,547
The Goodyear Tire & Rubber Co	13,564	447,341
The Wendy’s Co	10,039	109,325
Thomson Reuters Corp (NYSE)	16,593	671,685
Tiffany & Co	1,402	102,879
Time Warner Inc	20,118	1,459,561
Toll Brothers Inc *	5,622	165,905
Tribune Media Co ‘A’	3,970	152,250
Tupperware Brands Corp	125	7,248
Twenty-First Century Fox Inc ‘A’	18,214	507,806
Twenty-First Century Fox Inc ‘B’	7,681	216,604
Vista Outdoor Inc *	2,786	144,621
Whirlpool Corp	3,660	660,044
Wynn Resorts Ltd	432	40,362

		26,073,597

Consumer Staples - 7.1%

Altria Group Inc	5,819	364,619
Archer-Daniels-Midland Co	31,202	1,132,945
Avon Products Inc	20,963	100,832
Blue Buffalo Pet Products Inc *	654	16,782
Brown-Forman Corp ‘A’	89	9,495
Brown-Forman Corp ‘B’	455	44,804
Bunge Ltd	7,226	409,497
Campbell Soup Co	3,634	231,813
Colgate-Palmolive Co	5,578	394,086
ConAgra Foods Inc	18,590	829,486
CVS Health Corp	4,123	427,679
Edgewell Personal Care Co	3,148	253,508
Energizer Holdings Inc	3,112	126,067
Flowers Foods Inc	877	16,189
Herbalife Ltd *	498	30,657
Ingredion Inc	3,151	336,495
Kellogg Co	1,228	94,003
Kimberly-Clark Corp	3,776	507,910
Molson Coors Brewing Co ‘B’	7,939	763,573
Mondelez International Inc ‘A’	81,825	3,282,819
Nu Skin Enterprises Inc ‘A’	2,248	85,986
Philip Morris International Inc	39,142	3,840,222
Pilgrim’s Pride Corp *	2,889	73,381
Pinnacle Foods Inc	5,897	263,478
Rite Aid Corp *	19,741	160,889
Sysco Corp	20,532	959,460
The Clorox Co	1,392	175,475
The JM Smucker Co	6,022	781,896
The Procter & Gamble Co	136,596	11,243,217
Tyson Foods Inc ‘A’	14,079	938,506
Wal-Mart Stores Inc	79,534	5,447,284
Walgreens Boots Alliance Inc	36,721	3,093,377
Whole Foods Market Inc	1,554	48,345

		36,484,775

Energy - 12.2%

Anadarko Petroleum Corp	25,617	1,192,984
Antero Resources Corp *	3,460	86,050
Apache Corp	19,051	929,879
Baker Hughes Inc	21,892	959,526
California Resources Corp	19,416	19,998
Cameron International Corp *	9,645	646,697
Cheniere Energy Inc *	11,968	404,877
Chesapeake Energy Corp	28,846	118,846
Chevron Corp	94,708	9,035,143
Cimarex Energy Co	4,787	465,631
Cobalt International Energy Inc *	18,237	54,164
Columbia Pipeline Group Inc	20,070	503,757
Concho Resources Inc *	6,525	659,286
ConocoPhillips	62,091	2,500,405
CONSOL Energy Inc	11,659	131,630
Continental Resources Inc *	2,828	85,858
CVR Energy Inc	473	12,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Denbury Resources Inc	18,000	$39,960
Devon Energy Corp	24,258	665,640
Diamond Offshore Drilling Inc	3,223	70,036
Diamondback Energy Inc *	3,634	280,472
Dril-Quip Inc *	1,960	118,698
Energen Corp	4,838	177,022
Ensco PLC ‘A’	11,521	119,473
EOG Resources Inc	25,284	1,835,113
EP Energy Corp ‘A’ *	1,572	7,105
EQT Corp	7,685	516,893
Exxon Mobil Corp	210,569	17,601,463
FMC Technologies Inc *	4,030	110,261
Frank’s International NV	1,597	26,319
Golar LNG Ltd (NOTC) (Bermuda)	4,461	80,164
Gulfport Energy Corp *	6,311	178,854
Halliburton Co	42,852	1,530,673
Helmerich & Payne Inc	4,890	287,141
Hess Corp	13,937	733,783
HollyFrontier Corp	7,832	276,626
Kinder Morgan Inc	89,879	1,605,239
Kosmos Energy Ltd *	8,055	46,880
Laredo Petroleum Inc *	6,130	48,611
Marathon Oil Corp	42,462	473,027
Marathon Petroleum Corp	25,280	939,910
Murphy Oil Corp	9,164	230,841
Nabors Industries Ltd	14,177	130,428
National Oilwell Varco Inc	19,550	608,005
Newfield Exploration Co *	9,980	331,835
Noble Corp PLC (United Kingdom)	11,969	123,879
Noble Energy Inc	21,668	680,592
Occidental Petroleum Corp	38,668	2,646,051
Oceaneering International Inc	4,006	133,159
ONEOK Inc	5,646	168,590
Patterson-UTI Energy Inc	7,585	133,648
PBF Energy Inc ‘A’	4,755	157,866
Phillips 66	27,252	2,359,751
Pioneer Natural Resources Co	8,146	1,146,468
QEP Resources Inc	10,804	152,444
Range Resources Corp	8,062	261,048
Rowan Cos PLC ‘A’	6,058	97,534
RPC Inc	2,323	32,940
Schlumberger Ltd	56,177	4,143,054
Seadrill Ltd (NYSE) * (United Kingdom)	18,699	61,707
SM Energy Co	3,248	60,868
Southwestern Energy Co *	18,909	152,596
Spectra Energy Corp	33,786	1,033,852
Superior Energy Services Inc	7,398	99,059
Targa Resources Corp	4,200	125,412
Teekay Corp (Bermuda)	1,480	12,817
Tesoro Corp	5,949	511,673
Valero Energy Corp	24,220	1,553,471
Weatherford International PLC *	45,057	350,543
Whiting Petroleum Corp *	10,037	80,095
World Fuel Services Corp	2,983	144,914
WPX Energy Inc *	11,883	83,062

		63,384,641

Financials - 26.9%

Aflac Inc	21,792	1,375,947
Alexandria Real Estate Equities Inc REIT	3,635	330,385
Alleghany Corp *	806	399,937
Allied World Assurance Co Holdings AG	4,694	164,008
Ally Financial Inc *	22,438	420,039
American Campus Communities Inc REIT	6,591	310,370
American Capital Agency Corp REIT	16,731	311,699
American Express Co	33,260	2,042,164
American Financial Group Inc	3,392	238,695
American Homes 4 Rent ‘A’ REIT	10,185	161,941
American International Group Inc	57,881	3,128,468
American National Insurance Co	383	44,237

	Shares	Value
Ameriprise Financial Inc	1,490	$140,075
AmTrust Financial Services Inc	3,872	100,207
Annaly Capital Management Inc REIT	47,326	485,565
Apartment Investment & Management Co ‘A’ REIT	7,894	330,127
Apple Hospitality REIT Inc	8,871	175,735
Arch Capital Group Ltd * (Bermuda)	6,210	441,531
Arthur J Gallagher & Co	3,675	163,464
Aspen Insurance Holdings Ltd (Bermuda)	3,048	145,390
Associated Banc-Corp	7,557	135,573
Assurant Inc	3,439	265,319
Assured Guaranty Ltd	7,119	180,111
AvalonBay Communities Inc REIT	6,642	1,263,308
Axis Capital Holdings Ltd	4,778	264,988
Bank of America Corp	528,394	7,143,887
Bank of Hawaii Corp	2,278	155,542
BankUnited Inc	5,345	184,082
BB&T Corp	38,991	1,297,231
Berkshire Hathaway Inc ‘B’ *	87,580	12,425,850
BlackRock Inc	4,303	1,465,473
BOK Financial Corp	1,389	75,867
Boston Properties Inc REIT	658	83,619
Brandywine Realty Trust REIT	9,033	126,733
Brixmor Property Group Inc REIT	8,804	225,558
Brown & Brown Inc	5,916	211,793
Camden Property Trust REIT	4,376	367,978
Capital One Financial Corp	26,149	1,812,387
Care Capital Properties Inc REIT	4,068	109,185
CBL & Associates Properties Inc REIT	8,343	99,282
Chimera Investment Corp REIT	9,515	129,309
Chubb Ltd	23,376	2,785,250
Cincinnati Financial Corp	8,267	540,331
CIT Group Inc	8,802	273,126
Citigroup Inc	152,598	6,370,966
Citizens Financial Group Inc	15,703	328,978
CME Group Inc ‘A’	16,131	1,549,383
CNA Financial Corp	1,381	44,441
Columbia Property Trust Inc REIT	5,471	120,307
Comerica Inc	9,001	340,868
Commerce Bancshares Inc	4,252	191,127
Communications Sales & Leasing Inc REIT	6,040	134,390
Corporate Office Properties Trust REIT	4,575	120,048
Corrections Corp of America REIT	5,755	184,448
Cullen/Frost Bankers Inc	2,666	146,923
DDR Corp REIT	15,325	272,632
Digital Realty Trust Inc REIT	3,144	278,213
Discover Financial Services	20,844	1,061,376
Douglas Emmett Inc REIT	7,436	223,898
Duke Realty Corp REIT	17,389	391,948
E*TRADE Financial Corp *	14,651	358,803
East West Bancorp Inc	7,312	237,494
Empire State Realty Trust Inc ‘A’ REIT	3,003	52,643
Endurance Specialty Holdings Ltd	3,061	200,006
Equity Commonwealth REIT *	6,379	180,015
Equity Residential REIT	18,306	1,373,499
Essex Property Trust Inc REIT	3,292	769,867
Everest Re Group Ltd	2,221	438,492
Fifth Third Bancorp	40,773	680,501
First Horizon National Corp	11,482	150,414
First Niagara Financial Group Inc	17,459	169,003
First Republic Bank	7,210	480,474
FNF Group	14,063	476,736
Forest City Realty Trust Inc ‘A’ REIT	11,113	234,373
Four Corners Property Trust Inc REIT	2,256	40,495
Franklin Resources Inc	19,504	761,631
Gaming & Leisure Properties Inc REIT	3,835	118,578
General Growth Properties Inc REIT	29,019	862,735
Genworth Financial Inc ‘A’ *	24,951	68,116
HCP Inc REIT	23,144	754,032
Healthcare Trust of America Inc ‘A’ REIT	5,850	172,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Hospitality Properties Trust REIT	7,373	$195,827
Host Hotels & Resorts Inc REIT	38,107	636,387
Huntington Bancshares Inc	40,672	388,011
Interactive Brokers Group Inc ‘A’	2,752	108,209
Intercontinental Exchange Inc	3,793	891,886
Invesco Ltd	18,971	583,738
Iron Mountain Inc REIT	6,534	221,568
Jones Lang LaSalle Inc	592	69,453
JPMorgan Chase & Co	186,689	11,055,723
KeyCorp	42,550	469,752
Kilroy Realty Corp REIT	4,459	275,878
Kimco Realty Corp REIT	20,733	596,696
Legg Mason Inc	3,239	112,329
Leucadia National Corp	13,992	226,251
Liberty Property Trust REIT	7,349	245,898
Lincoln National Corp	12,707	498,114
Loews Corp	14,315	547,692
M&T Bank Corp	8,033	891,663
Markel Corp *	627	559,014
Marsh & McLennan Cos Inc	10,788	655,803
Mercury General Corp	782	43,401
MetLife Inc	47,025	2,066,278
MFA Financial Inc REIT	18,480	126,588
Mid-America Apartment Communities Inc REIT	3,820	390,442
Morgan Stanley	77,141	1,929,296
Nasdaq Inc	5,832	387,128
National Retail Properties Inc REIT	7,106	328,297
Navient Corp	17,269	206,710
New York Community Bancorp Inc	24,315	386,608
Northern Trust Corp	11,771	767,116
NorthStar Realty Europe Corp REIT	2,990	34,684
NorthStar Realty Finance Corp REIT	8,970	117,686
Old Republic International Corp	13,230	241,844
Omega Healthcare Investors Inc REIT	6,766	238,840
OneMain Holdings Inc *	2,622	71,921
Outfront Media Inc REIT	6,758	142,594
PacWest Bancorp	5,805	215,656
Paramount Group Inc REIT	8,797	140,312
People’s United Financial Inc	15,678	249,751
Piedmont Office Realty Trust Inc ‘A’ REIT	7,654	155,453
Popular Inc	5,109	146,168
Post Properties Inc REIT	1,880	112,311
Principal Financial Group Inc	14,831	585,083
ProAssurance Corp	2,735	138,391
Prologis Inc REIT	26,399	1,166,308
Prudential Financial Inc	22,786	1,645,605
Public Storage REIT	627	172,945
Raymond James Financial Inc	6,447	306,942
Rayonier Inc REIT	6,286	155,138
Realogy Holdings Corp *	4,583	165,492
Realty Income Corp REIT	12,578	786,251
Regency Centers Corp REIT	4,755	355,912
Regions Financial Corp	67,460	529,561
Reinsurance Group of America Inc	3,333	320,801
RenaissanceRe Holdings Ltd (Bermuda)	2,172	260,271
Retail Properties of America Inc ‘A’ REIT	12,155	192,657
Santander Consumer USA Holdings Inc *	4,124	43,261
Senior Housing Properties Trust REIT	11,555	206,719
Signature Bank *	250	34,030
SL Green Realty Corp REIT	5,008	485,175
SLM Corp *	1,573	10,004
Spirit Realty Capital Inc REIT	22,359	251,539
Starwood Property Trust Inc REIT	12,106	229,167
State Street Corp	20,717	1,212,359
SunTrust Banks Inc	25,971	937,034
SVB Financial Group *	957	97,662
Synchrony Financial *	41,891	1,200,596
Synovus Financial Corp	6,363	183,954
Taubman Centers Inc REIT	1,956	139,326

	Shares	Value
TCF Financial Corp	8,455	$103,658
TD Ameritrade Holding Corp	1,975	62,272
TFS Financial Corp	3,323	57,721
The Allstate Corp	19,508	1,314,254
The Bank of New York Mellon Corp	50,301	1,852,586
The Charles Schwab Corp	16,928	474,323
The Goldman Sachs Group Inc	21,727	3,410,704
The Hanover Insurance Group Inc	2,175	196,228
The Hartford Financial Services Group Inc	19,967	920,079
The Howard Hughes Corp *	1,171	123,997
The Macerich Co REIT	7,513	595,330
The PNC Financial Services Group Inc	26,030	2,201,357
The Progressive Corp	29,427	1,034,065
The Travelers Cos Inc	14,840	1,731,976
Torchmark Corp	6,366	344,783
Two Harbors Investment Corp REIT	18,025	143,118
UDR Inc REIT	13,055	503,009
Unum Group	12,572	388,726
US Bancorp	84,210	3,418,084
Validus Holdings Ltd	4,159	196,263
Ventas Inc REIT	16,630	1,047,025
VEREIT Inc REIT	46,087	408,792
Vornado Realty Trust REIT	9,469	894,158
Voya Financial Inc	10,845	322,856
Waddell & Reed Financial Inc ‘A’	242	5,697
Weingarten Realty Investors REIT	6,291	236,038
Wells Fargo & Co	234,654	11,347,867
Welltower Inc REIT	9,681	671,281
Weyerhaeuser Co REIT	32,106	994,644
White Mountains Insurance Group Ltd	295	236,767
WP Carey Inc REIT	5,326	331,490
WP Glimcher Inc REIT	9,335	88,589
WR Berkley Corp	4,781	268,692
XL Group PLC (Ireland)	15,335	564,328
Zions Bancorporation	10,396	251,687

		139,155,329

Health Care - 11.2%

Abbott Laboratories	74,903	3,133,193
Aetna Inc	13,251	1,488,750
Agilent Technologies Inc	16,741	667,129
Alere Inc *	1,518	76,826
Alkermes PLC *	1,259	43,045
Allergan PLC *	10,826	2,901,693
Allscripts Healthcare Solutions Inc *	6,128	80,951
Alnylam Pharmaceuticals Inc *	684	42,935
Anthem Inc	10,614	1,475,240
Baxalta Inc	10,012	404,485
Baxter International Inc	9,988	410,307
Bio-Rad Laboratories Inc ‘A’ *	1,024	140,001
Bio-Techne Corp	1,135	107,280
Boston Scientific Corp *	62,224	1,170,433
Brookdale Senior Living Inc *	7,099	112,732
Cardinal Health Inc	1,587	130,055
Centene Corp *	2,040	125,613
Community Health Systems Inc *	5,804	107,432
DaVita HealthCare Partners Inc *	6,338	465,082
DENTSPLY SIRONA Inc	5,243	323,126
Endo International PLC *	7,307	205,692
Express Scripts Holding Co *	5,099	350,250
HCA Holdings Inc *	14,887	1,161,930
Hill-Rom Holdings Inc	212	10,664
Humana Inc	579	105,928
Johnson & Johnson	121,646	13,162,097
Laboratory Corp of America Holdings *	3,382	396,134
LifePoint Health Inc *	1,983	137,323
Mallinckrodt PLC *	3,591	220,056
MEDNAX Inc *	1,954	126,267
Medtronic PLC	71,683	5,376,225
Merck & Co Inc	126,077	6,670,734

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Mylan NV *	3,154	$146,188
Patterson Cos Inc	1,918	89,245
PerkinElmer Inc	4,851	239,930
Perrigo Co PLC	6,003	767,964
Pfizer Inc	310,129	9,192,224
QIAGEN NV (XNGS) *	11,751	262,517
Quest Diagnostics Inc	7,230	516,584
Quintiles Transnational Holdings Inc *	194	12,629
St Jude Medical Inc	6,172	339,460
Stryker Corp	8,373	898,339
Teleflex Inc	2,100	329,721
The Cooper Cos Inc	773	119,019
Thermo Fisher Scientific Inc	13,273	1,879,324
UnitedHealth Group Inc	2,399	309,231
Universal Health Services Inc ‘B’	3,804	474,435
VCA Inc *	217	12,519
VWR Corp *	782	21,161
Zimmer Biomet Holdings Inc	8,032	856,452

		57,796,550

Industrials - 9.9%

AECOM *	6,419	197,641
AGCO Corp	3,576	177,727
Air Lease Corp	4,777	153,437
Allison Transmission Holdings Inc	4,136	111,589
AMERCO	189	67,532
Armstrong World Industries Inc *	673	32,553
Babcock & Wilcox Enterprises Inc *	2,271	48,599
BWX Technologies Inc	4,372	146,724
Carlisle Cos Inc	2,582	256,909
Caterpillar Inc	25,067	1,918,628
Chicago Bridge & Iron Co NV	5,018	183,609
Clean Harbors Inc *	988	48,748
Colfax Corp *	4,948	141,463
Copa Holdings SA ‘A’ (Panama)	1,603	108,603
Crane Co	2,409	129,749
CSX Corp	36,861	949,171
Cummins Inc	2,197	241,538
Danaher Corp	24,170	2,292,766
Deere & Co	13,035	1,003,565
Donaldson Co Inc	639	20,391
Dover Corp	8,044	517,471
Eaton Corp PLC	23,457	1,467,470
Emerson Electric Co	10,381	564,519
FedEx Corp	8,620	1,402,646
Flowserve Corp	3,537	157,078
Fluor Corp	6,988	375,256
Fortune Brands Home & Security Inc	5,238	293,538
GATX Corp	2,127	101,033
General Dynamics Corp	9,633	1,265,487
General Electric Co	473,553	15,054,250
Genesee & Wyoming Inc ‘A’ *	1,758	110,227
Hubbell Inc	2,470	261,647
IDEX Corp	321	26,605
IHS Inc ‘A’ *	500	62,080
Ingersoll-Rand PLC	12,339	765,141
ITT Corp	4,387	161,836
Jacobs Engineering Group Inc *	6,356	276,804
JetBlue Airways Corp *	9,955	210,250
Joy Global Inc	4,692	75,400
Kansas City Southern	5,570	475,957
KAR Auction Services Inc	4,629	176,550
KBR Inc	7,209	111,595
Kennametal Inc	3,823	85,979
Kirby Corp *	2,744	165,436
L-3 Communications Holdings Inc	3,906	462,861
Lincoln Electric Holdings Inc	276	16,165
Lockheed Martin Corp	3,853	853,440
Macquarie Infrastructure Corp	3,519	237,321
Manitowoc Foodservice Inc *	7,018	103,445

	Shares	Value
ManpowerGroup Inc	3,709	$301,987
MSC Industrial Direct Co Inc ‘A’	1,695	129,346
Nielsen Holdings PLC	5,774	304,059
Norfolk Southern Corp	15,339	1,276,972
Northrop Grumman Corp	6,395	1,265,571
NOW Inc *	5,271	93,402
Orbital ATK Inc	2,976	258,733
Oshkosh Corp	3,860	157,758
Owens Corning	5,965	282,025
PACCAR Inc	1,653	90,403
Parker-Hannifin Corp	3,820	424,326
Pentair PLC (United Kingdom)	9,040	490,510
Pitney Bowes Inc	6,181	133,139
Quanta Services Inc *	6,086	137,300
Raytheon Co	15,370	1,884,823
Regal Beloit Corp	2,109	133,057
Republic Services Inc	12,128	577,899
Roper Technologies Inc	3,104	567,318
RR Donnelley & Sons Co	4,882	80,065
Ryder System Inc	2,622	169,853
Spirit AeroSystems Holdings Inc ‘A’ *	504	22,861
SPX Corp	1,972	29,619
SPX FLOW Inc *	1,972	49,458
Stanley Black & Decker Inc	6,996	736,049
Terex Corp	5,322	132,411
Textron Inc	10,803	393,877
The ADT Corp	8,597	354,712
The Dun & Bradstreet Corp	1,260	129,881
The Manitowoc Co Inc	7,018	30,388
The Timken Co	3,596	120,430
TransUnion *	348	9,608
Trinity Industries Inc	7,619	139,504
Triumph Group Inc	2,483	78,165
Tyco International PLC	2,582	94,785
United Technologies Corp	38,220	3,825,822
Valmont Industries Inc	1,122	138,949
Waste Connections Inc	6,224	402,008
Waste Management Inc	21,051	1,242,009
WESCO International Inc *	2,130	116,447
Xylem Inc	9,116	372,844

		51,246,802

Information Technology - 11.1%

3D Systems Corp *	3,745	57,935
Activision Blizzard Inc	25,404	859,671
Amdocs Ltd	7,796	471,034
Analog Devices Inc	1,312	77,657
ANSYS Inc *	3,664	327,781
Applied Materials Inc	23,565	499,107
ARRIS International PLC *	5,582	127,939
Arrow Electronics Inc *	4,826	310,843
Autodesk Inc *	2,885	168,224
Automatic Data Processing Inc	4,631	415,447
Avnet Inc	6,848	303,366
Black Knight Financial Services Inc ‘A’ *	118	3,662
Booz Allen Hamilton Holding Corp	348	10,537
Broadcom Ltd (Singapore)	5,647	872,462
Brocade Communications Systems Inc	20,548	217,398
CA Inc	15,072	464,067
Cisco Systems Inc	255,753	7,281,288
CommScope Holding Co Inc *	2,883	80,493
Computer Sciences Corp	7,074	243,275
CoreLogic Inc *	2,445	84,842
Corning Inc	55,969	1,169,192
Cree Inc *	5,220	151,902
CSRA Inc	6,824	183,566
Cypress Semiconductor Corp	16,321	141,340
Dolby Laboratories Inc ‘A’	2,463	107,042
DST Systems Inc	427	48,153
EchoStar Corp ‘A’ *	2,144	94,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
EMC Corp	89,640	$2,388,906
Fidelity National Information Services Inc	8,106	513,191
First Data Corp ‘A’ *	2,003	25,919
First Solar Inc *	3,815	261,213
Fitbit Inc ‘A’ *	651	9,863
FLIR Systems Inc	2,573	84,780
Harris Corp	5,156	401,446
Hewlett Packard Enterprise Co	86,463	1,532,989
HP Inc	86,941	1,071,113
Ingram Micro Inc ‘A’	7,254	260,491
Intel Corp	221,925	7,179,274
International Business Machines Corp	20,307	3,075,495
Jabil Circuit Inc	7,756	149,458
Juniper Networks Inc	16,326	416,476
Keysight Technologies Inc *	1,398	38,781
Lam Research Corp	2,227	183,950
Leidos Holdings Inc	3,033	152,621
Lexmark International Inc ‘A’	3,015	100,791
Lumentum Holdings Inc *	2,449	66,050
Marvell Technology Group Ltd (Bermuda)	23,007	237,202
Match Group Inc *	355	3,926
Maxim Integrated Products Inc	9,370	344,629
Micron Technology Inc *	50,130	524,861
Microsoft Corp	176,422	9,743,787
National Instruments Corp	4,392	132,243
NCR Corp *	6,537	195,652
NetApp Inc	10,429	284,607
Nuance Communications Inc *	12,809	239,400
NVIDIA Corp	27,083	964,967
ON Semiconductor Corp *	1,527	14,644
Oracle Corp	63,701	2,606,008
Paychex Inc	2,022	109,208
QUALCOMM Inc	64,102	3,278,176
SanDisk Corp	10,461	795,873
Square Inc ‘A’ *	346	5,287
SS&C Technologies Holdings Inc	415	26,319
SunEdison Inc *	1,007	544
SunPower Corp *	2,546	56,878
Symantec Corp	34,230	629,147
Synopsys Inc *	7,228	350,124
Teradata Corp *	1,865	48,938
Teradyne Inc	10,550	227,775
Trimble Navigation Ltd *	12,385	307,148
Viavi Solutions Inc *	11,684	80,152
Western Digital Corp	11,298	533,718
Xerox Corp	50,774	566,638
Xilinx Inc	10,018	475,154
Yahoo! Inc *	47,244	1,739,052
Zillow Group Inc ‘A’ *	817	20,874
Zillow Group Inc ‘C’ *	1,808	42,904
Zynga Inc ‘A’ *	36,920	84,178

		57,356,001

Materials - 2.7%

Air Products & Chemicals Inc	1,870	269,374
Airgas Inc	2,652	375,629
Albemarle Corp	5,652	361,332
Alcoa Inc	65,900	631,322
Allegheny Technologies Inc	5,295	86,309
AptarGroup Inc	2,603	204,101
Ashland Inc	2,879	316,575
Avery Dennison Corp	295	21,272
Bemis Co Inc	4,412	228,453
Cabot Corp	3,234	156,299
Celanese Corp ‘A’	7,157	468,783
Crown Holdings Inc *	3,985	197,616
Domtar Corp	3,194	129,357
Eastman Chemical Co	5,612	405,355
EI du Pont de Nemours & Co	24,493	1,550,897
FMC Corp	1,840	74,281

	Shares	Value
Freeport-McMoRan Inc	63,028	$651,710
Graphic Packaging Holding Co	6,753	86,776
Huntsman Corp	3,879	51,591
International Paper Co	1,088	44,652
Martin Marietta Materials Inc	2,925	466,567
Newmont Mining Corp	26,725	710,350
Nucor Corp	16,061	759,685
Owens-Illinois Inc *	7,430	118,583
Platform Specialty Products Corp *	5,698	49,003
Praxair Inc	2,368	271,018
Reliance Steel & Aluminum Co	3,770	260,846
Royal Gold Inc	3,023	155,050
Sonoco Products Co	4,962	241,004
Southern Copper Corp (Peru)	3,727	103,275
Steel Dynamics Inc	10,962	246,755
Tahoe Resources Inc (NYSE)	7,020	70,411
The Chemours Co	4,498	31,486
The Dow Chemical Co	48,905	2,487,308
The Mosaic Co	17,517	472,959
The Scotts Miracle-Gro Co ‘A’	213	15,500
United States Steel Corp	6,990	112,190
Vulcan Materials Co	5,809	613,256
Westlake Chemical Corp	2,028	93,896
WestRock Co	11,910	464,847

		14,055,673

Telecommunication Services - 2.7%

AT&T Inc ‡	261,204	10,231,361
CenturyLink Inc	28,352	906,130
Frontier Communications Corp	58,980	329,698
Level 3 Communications Inc *	12,847	678,964
SBA Communications Corp ‘A’ *	3,305	331,062
Sprint Corp *	36,522	127,097
T-Mobile US Inc *	13,860	530,838
Telephone & Data Systems Inc	4,694	141,242
United States Cellular Corp *	607	27,734
Verizon Communications Inc	14,769	798,707
Zayo Group Holdings Inc *	896	21,719

		14,124,552

Utilities - 6.7%

AES Corp	34,403	405,955
AGL Resources Inc	6,036	393,185
Alliant Energy Corp	5,701	423,470
Ameren Corp	12,218	612,122
American Electric Power Co Inc	24,631	1,635,498
American Water Works Co Inc	9,040	623,127
Aqua America Inc	8,932	284,216
Atmos Energy Corp	5,087	377,761
Avangrid Inc	2,821	113,150
Calpine Corp *	16,738	253,916
CenterPoint Energy Inc	21,636	452,625
CMS Energy Corp	13,929	591,147
Consolidated Edison Inc	14,708	1,126,927
Dominion Resources Inc	28,349	2,129,577
DTE Energy Co	9,016	817,391
Duke Energy Corp	34,774	2,805,566
Edison International	16,369	1,176,767
Entergy Corp	9,022	715,264
Eversource Energy	15,996	933,207
Exelon Corp	46,201	1,656,768
FirstEnergy Corp	21,226	763,499
Great Plains Energy Inc	7,838	252,776
Hawaiian Electric Industries Inc	5,294	171,526
ITC Holdings Corp	4,987	217,284
MDU Resources Group Inc	9,577	186,369
National Fuel Gas Co	4,305	215,465
NextEra Energy Inc	22,335	2,643,124
NiSource Inc	15,950	375,782
NRG Energy Inc	16,399	213,351

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
OGE Energy Corp	10,086	$288,762
PG&E Corp	24,120	1,440,446
Pinnacle West Capital Corp	5,569	418,065
PPL Corp	33,620	1,279,913
Public Service Enterprise Group Inc	25,406	1,197,639
Questar Corp	8,921	221,241
SCANA Corp	7,185	504,028
Sempra Energy	12,446	1,295,006
TECO Energy Inc	11,889	327,304
TerraForm Power Inc ‘A’ *	2,587	22,378
The Southern Co	45,662	2,362,095
UGI Corp	8,689	350,080
Vectren Corp	4,213	213,009
WEC Energy Group Inc	15,876	953,671
Westar Energy Inc	7,142	354,315
Xcel Energy Inc	25,476	1,065,406

		34,860,173

Total Common Stocks (Cost $453,795,016)		494,538,093

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Value	25,762	2,545,543

Total Exchange-Traded Fund (Cost $2,575,853)		2,545,543

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $18,913,529; collateralized by U.S. Treasury Note: 1.750% due 03/31/22 and value $19,293,506)	$18,913,513	$18,913,513

Total Short-Term Investment (Cost $18,913,513)		18,913,513

TOTAL INVESTMENTS - 99.7% (Cost $475,284,382)		515,997,149

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,490,786

NET ASSETS - 100.0%		$517,487,935

Notes to Schedule of Investments

(a)	As of March 31, 2016, an investment with a value of $2,395,637 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/16)	198	$680,335

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$494,538,093	$494,538,093	$-	$-
	Exchange-Traded Fund	2,545,543	2,545,543	-	-
	Short-Term Investment	18,913,513	-	18,913,513	-
	Derivatives:
	Equity Contracts
	Futures	680,335	680,335	-	-

	Total	$516,677,484	$497,763,971	$18,913,513	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Vince Holding Corp Exp 04/14/16 *	2,075	$550

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	18,662	20,715

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,298

Total Rights (Cost $20,715)		23,563

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.8%

Consumer Discretionary - 17.7%

1-800-Flowers.com Inc ‘A’ *	3,311	26,091
2U Inc *	3,602	81,405
AMC Entertainment Holdings Inc ‘A’	232	6,494
America’s Car-Mart Inc *	186	4,650
American Axle & Manufacturing Holdings Inc *	10,292	158,394
American Eagle Outfitters Inc	21,594	359,972
Arctic Cat Inc	607	10,198
Asbury Automotive Group Inc *	3,442	205,969
Ascena Retail Group Inc *	4,100	45,346
Bassett Furniture Industries Inc	676	21,537
Big Lots Inc	6,700	303,443
BJ’s Restaurants Inc *	2,698	112,156
Black Diamond Inc *	258	1,166
Bloomin’ Brands Inc	15,876	267,828
Blue Nile Inc	1,560	40,108
Bob Evans Farms Inc	213	9,945
Bojangles’ Inc *	1,067	18,150
Boot Barn Holdings Inc *	1,639	15,407
Boyd Gaming Corp *	11,049	228,272
Bravo Brio Restaurant Group Inc *	1,749	13,555
Bright Horizons Family Solutions Inc *	5,046	326,880
Buffalo Wild Wings Inc *	2,566	380,076
Build-A-Bear Workshop Inc *	132	1,715
Burlington Stores Inc *	9,142	514,146
CalAtlantic Group Inc	2,286	76,398
Caleres Inc	494	13,975
Capella Education Co	1,672	88,014
Carmike Cinemas Inc *	162	4,866
Carriage Services Inc	388	8,385
Carrols Restaurant Group Inc *	4,207	60,749
Cavco Industries Inc *	944	88,226
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	7,270	18,539
Century Communities Inc *	186	3,175
Chegg Inc *	3,914	17,456
Cherokee Inc *	1,054	18,751
Chico’s FAS Inc	18,124	240,505

	Shares	Value
Churchill Downs Inc	1,756	$259,677
Chuy’s Holdings Inc *	2,268	70,467
Citi Trends Inc	110	1,961
ClubCorp Holdings Inc	6,078	85,335
Collectors Universe Inc	924	15,338
Columbia Sportswear Co	2,698	162,123
Cooper Tire & Rubber Co	837	30,986
Cooper-Standard Holding Inc *	129	9,267
Core-Mark Holding Co Inc	1,629	132,861
Cracker Barrel Old Country Store Inc	2,420	369,461
Crocs Inc *	7,484	71,996
Crown Media Holdings Inc ‘A’ *	3,819	19,401
Culp Inc	1,362	35,712
Dana Holding Corp	11,031	155,427
Dave & Buster’s Entertainment Inc *	3,095	120,024
Deckers Outdoor Corp *	2,525	151,273
Del Frisco’s Restaurant Group Inc *	185	3,067
Denny’s Corp *	7,443	77,109
Destination XL Group Inc *	894	4,622
Diamond Resorts International Inc *	5,854	142,252
DineEquity Inc	2,153	201,155
Dorman Products Inc *	3,608	196,347
Drew Industries Inc	3,261	210,204
Duluth Holdings Inc *	625	12,181
El Pollo Loco Holdings Inc *	1,727	23,038
Eldorado Resorts Inc *	2,085	23,852
Empire Resorts Inc *	393	5,364
Entravision Communications Corp ‘A’	8,373	62,295
Escalade Inc	285	3,354
Etsy Inc *	2,661	23,151
Express Inc *	10,291	220,330
Fenix Parts Inc *	1,246	5,732
Fiesta Restaurant Group Inc *	3,662	120,040
Five Below Inc *	7,376	304,924
Fogo De Chao Inc *	519	8,102
Fox Factory Holding Corp *	2,216	35,035
Francesca’s Holdings Corp *	5,772	110,592
G-III Apparel Group Ltd *	5,399	263,957
Gentherm Inc *	4,866	202,377
Global Eagle Entertainment Inc *	6,093	51,912
Grand Canyon Education Inc *	6,369	272,211
Gray Television Inc *	8,596	100,745
Group 1 Automotive Inc	651	38,207
Helen of Troy Ltd *	1,566	162,379
Hemisphere Media Group Inc *	96	1,260
Hibbett Sports Inc *	3,112	111,721
Hooker Furniture Corp	88	2,891
Horizon Global Corp *	138	1,736
Houghton Mifflin Harcourt Co *	1,120	22,333
HSN Inc	4,410	230,687
IMAX Corp *	8,169	253,974
Installed Building Products Inc *	2,740	72,911
Interval Leisure Group Inc	5,422	78,294
iRobot Corp *	788	27,816
Isle of Capri Casinos Inc *	3,014	42,196
Jack in the Box Inc	4,701	300,253
JAKKS Pacific Inc *	280	2,083
Jamba Inc *	1,762	21,778
Journal Media Group Inc	176	2,105
Kirkland’s Inc	2,277	39,870
Kona Grill Inc *	575	7,446
Krispy Kreme Doughnuts Inc *	8,827	137,613
La Quinta Holdings Inc *	13,089	163,613
La-Z-Boy Inc	2,701	72,225
Lands’ End Inc *	388	9,898
LGI Homes Inc *	438	10,604
Libbey Inc	2,711	50,425
Liberty Tax Inc	742	14,536
Liberty TripAdvisor Holdings Inc ‘A’ *	2,863	63,444
LifeLock Inc *	12,833	154,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Lithia Motors Inc ‘A’	3,075	$268,540
Loral Space & Communications Inc *	1,811	63,620
M/I Homes Inc *	583	10,873
Malibu Boats Inc ‘A’ *	2,387	39,147
Marine Products Corp	1,327	10,072
MarineMax Inc *	1,747	34,014
Marriott Vacations Worldwide Corp	1,887	127,373
Mattress Firm Holding Corp *	2,789	118,226
MCBC Holdings Inc *	633	8,913
MDC Holdings Inc	1,814	45,459
MDC Partners Inc ‘A’	1,603	37,831
Meritage Homes Corp *	355	12,943
Metaldyne Performance Group Inc	926	15,566
Monarch Casino & Resort Inc *	298	5,799
Monro Muffler Brake Inc	4,298	307,178
Morgans Hotel Group Co *	2,392	3,301
Motorcar Parts of America Inc *	2,268	86,139
National CineMedia Inc	2,037	30,983
Nautilus Inc *	4,300	83,076
Nexstar Broadcasting Group Inc ‘A’	4,248	188,059
Noodles & Co *	1,021	12,109
Nutrisystem Inc	3,957	82,583
Ollie’s Bargain Outlet Holdings Inc *	984	23,055
Outerwall Inc	2,373	87,777
Overstock.com Inc *	1,602	23,037
Oxford Industries Inc	1,984	133,384
Papa John’s International Inc	3,727	201,966
Papa Murphy’s Holdings Inc *	1,177	14,065
Party City Holdco Inc *	3,333	50,128
Penn National Gaming Inc *	1,011	16,874
Performance Sports Group Ltd *	389	1,237
PetMed Express Inc	2,653	47,515
Pier 1 Imports Inc	11,473	80,426
Pinnacle Entertainment Inc *	5,470	191,997
Planet Fitness Inc ‘A’ *	1,198	19,456
Pool Corp	5,885	516,350
Popeyes Louisiana Kitchen Inc *	3,149	163,937
Potbelly Corp *	2,630	35,794
Reading International Inc ‘A’ *	445	5,331
Red Robin Gourmet Burgers Inc *	1,928	124,298
Restoration Hardware Holdings Inc *	4,533	189,933
Ruth’s Hospitality Group Inc	3,214	59,170
Scientific Games Corp ‘A’ *	6,644	62,653
SeaWorld Entertainment Inc	9,283	195,500
Select Comfort Corp *	6,716	130,223
Sequential Brands Group Inc *	3,779	24,148
Shake Shack Inc ‘A’ *	669	24,967
Shutterfly Inc *	3,047	141,289
Sinclair Broadcast Group Inc ‘A’	8,970	275,827
Skullcandy Inc *	892	3,176
Smith & Wesson Holding Corp *	7,244	192,835
Sonic Corp	4,815	169,295
Sotheby’s	7,536	201,437
Sportsman’s Warehouse Holdings Inc *	980	12,348
Steven Madden Ltd *	7,621	282,282
Stoneridge Inc *	3,885	56,566
Strattec Security Corp	72	4,132
Strayer Education Inc *	587	28,616
Sturm Ruger & Co Inc	2,527	172,796
Superior Uniform Group Inc	998	17,784
Tailored Brands Inc	6,637	118,802
Tenneco Inc *	7,818	402,705
Texas Roadhouse Inc	9,442	411,482
The Buckle Inc	3,859	130,704
The Cato Corp ‘A’	603	23,246
The Cheesecake Factory Inc	6,574	349,014
The Children’s Place Inc	708	59,097
The Container Store Group Inc *	2,002	11,752
The EW Scripps Co ‘A’	5,180	80,756
The Finish Line Inc ‘A’	1,696	35,786

	Shares	Value
The Habit Restaurants Inc ‘A’ *	1,518	$28,280
The New Home Co Inc *	219	2,685
The New York Times Co ‘A’	3,619	45,093
Tile Shop Holdings Inc *	3,568	53,199
Tower International Inc	1,539	41,861
TRI Pointe Group Inc *	1,216	14,324
Tribune Publishing Co	1,973	15,232
Tuesday Morning Corp *	4,761	38,945
Tumi Holdings Inc *	7,630	204,637
Unifi Inc *	102	2,337
Universal Electronics Inc *	1,650	102,284
Vail Resorts Inc	4,925	658,472
Vince Holding Corp *	2,983	18,882
Vitamin Shoppe Inc *	246	7,616
VOXX International Corp *	203	907
Wayfair Inc ‘A’ *	2,716	117,386
Weight Watchers International Inc *	3,358	48,792
Weyco Group Inc	44	1,171
William Lyon Homes ‘A’ *	384	5,564
Wingstop Inc *	720	16,330
Winmark Corp	291	28,512
Winnebago Industries Inc	3,360	75,432
Wolverine World Wide Inc	14,016	258,175
World Wrestling Entertainment Inc ‘A’	4,125	72,848
ZAGG Inc *	3,469	31,256
Zoe’s Kitchen Inc *	2,637	102,817
Zumiez Inc *	2,101	41,852

		19,496,032

Consumer Staples - 3.6%

Alico Inc	49	1,353
Amplify Snack Brands Inc *	1,160	16,611
Arcadia Biosciences Inc *	246	684
B&G Foods Inc	8,039	279,838
Cal-Maine Foods Inc	4,219	219,008
Calavo Growers Inc	2,008	114,576
Casey’s General Stores Inc	5,240	593,797
Castle Brands Inc *	8,584	8,070
Central Garden & Pet Co ‘A’ *	603	9,823
Coca-Cola Bottling Co Consolidated	581	92,821
Craft Brew Alliance Inc *	416	3,424
Dean Foods Co	5,903	102,240
Fairway Group Holdings Corp *	852	298
Farmer Brothers Co *	1,016	28,316
Freshpet Inc *	2,764	20,260
HRG Group Inc *	4,846	67,505
Ingles Markets Inc ‘A’	501	18,787
Inter Parfums Inc	909	28,088
Inventure Foods Inc *	2,497	14,108
J&J Snack Foods Corp	2,014	218,076
John B Sanfilippo & Son Inc	271	18,723
Lancaster Colony Corp	1,625	179,676
Landec Corp *	765	8,032
Lifeway Foods Inc *	631	6,834
Limoneira Co	1,454	22,101
Medifast Inc	1,434	43,292
MGP Ingredients Inc	1,361	32,991
National Beverage Corp *	1,491	63,099
Natural Grocers by Vitamin Cottage Inc *	1,201	25,545
Natural Health Trends Corp	1,004	33,283
Orchids Paper Products Co	351	9,656
Performance Food Group Co *	1,287	30,051
PriceSmart Inc	2,632	222,615
Revlon Inc ‘A’ *	425	15,474
Seaboard Corp *	3	9,009
Snyder’s-Lance Inc	2,646	83,296
Synutra International Inc *	2,437	12,112
The Boston Beer Co Inc ‘A’ *	1,234	228,376
The Chefs’ Warehouse Inc *	2,484	50,400
The Fresh Market Inc *	5,869	167,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Tootsie Roll Industries Inc	884	$30,878
United Natural Foods Inc *	6,280	253,084
USANA Health Sciences Inc *	718	87,180
Vector Group Ltd	11,598	264,898
WD-40 Co	1,966	212,348

		3,948,079

Energy - 1.0%

Carrizo Oil & Gas Inc *	392	12,121
Delek US Holdings Inc	4,385	66,827
Energy Fuels Inc * (Canada)	3,199	7,070
Erin Energy Corp *	294	553
Evolution Petroleum Corp	3,268	15,882
Fairmount Santrol Holdings Inc *	7,988	20,050
Gener8 Maritime Inc *	128	904
Hallador Energy Co	352	1,609
ION Geophysical Corp *	155	1,251
Isramco Inc *	110	8,987
Matador Resources Co *	6,445	122,197
Panhandle Oil & Gas Inc ‘A’	965	16,704
Par Pacific Holdings Inc *	1,917	35,963
Parsley Energy Inc ‘A’ *	4,809	108,683
PHI Inc *	86	1,625
RigNet Inc *	1,529	20,917
SemGroup Corp ‘A’	6,036	135,206
Synergy Resources Corp *	1,838	14,281
Ultra Petroleum Corp *	9,995	4,977
Uranium Energy Corp *	13,246	9,908
US Silica Holdings Inc	8,601	195,415
Western Refining Inc	9,633	280,224

		1,081,354

Financials - 8.2%

Alexander’s Inc REIT	273	103,890
Altisource Asset Management Corp *	89	1,050
Altisource Portfolio Solutions SA *	1,748	42,214
Ambac Financial Group Inc *	580	9,164
American Assets Trust Inc REIT	4,471	178,482
Ashford Inc *	138	6,291
Associated Capital Group Inc ‘A’ *	840	23,537
Atlas Financial Holdings Inc *	652	11,827
Bank of the Ozarks Inc	10,519	441,482
BGC Partners Inc ‘A’	24,837	224,775
BNC Bancorp	542	11,447
BofI Holding Inc *	8,303	177,186
Cardinal Financial Corp	223	4,538
CareTrust REIT Inc	6,884	87,427
Cohen & Steers Inc	2,760	107,419
Consolidated-Tomoka Land Co	170	7,844
CoreSite Realty Corp REIT	3,285	229,983
Cowen Group Inc ‘A’ *	830	3,162
Crawford & Co ‘B’	1,112	7,206
CubeSmart REIT	18,553	617,815
CyrusOne Inc REIT	9,074	414,228
Diamond Hill Investment Group Inc	411	72,895
DuPont Fabros Technology Inc REIT	3,049	123,576
Eagle Bancorp Inc *	3,052	146,496
Easterly Government Properties Inc REIT	2,083	38,577
EastGroup Properties Inc REIT	846	51,073
eHealth Inc *	2,356	22,123
Employers Holdings Inc	2,529	71,166
Encore Capital Group Inc *	568	14,620
Enova International Inc *	2,966	18,715
Equity One Inc REIT	969	27,772
Essent Group Ltd *	7,558	157,206
Evercore Partners Inc ‘A’	4,679	242,138
Fifth Street Asset Management Inc	773	2,365
Financial Engines Inc	7,046	221,456
First Cash Financial Services Inc	3,528	162,500
First Financial Bankshares Inc	5,029	148,758

	Shares	Value
GAIN Capital Holdings Inc	600	$3,936
GAMCO Investors Inc ‘A’	839	31,093
Greenhill & Co Inc	4,008	88,978
HCI Group Inc	162	5,395
Heritage Insurance Holdings Inc	2,066	32,994
HFF Inc ‘A’	5,132	141,284
Hilltop Holdings Inc *	3,747	70,743
Home BancShares Inc	6,277	257,043
HomeStreet Inc *	1,107	23,037
Houlihan Lokey Inc	552	13,745
Impac Mortgage Holdings Inc *	1,078	14,952
INTL. FCStone Inc *	536	14,327
Investment Technology Group Inc	542	11,978
Janus Capital Group Inc	1,670	24,432
KCG Holdings Inc ‘A’ *	557	6,656
Kennedy-Wilson Holdings Inc	1,160	25,404
Ladenburg Thalmann Financial Services Inc *	1,428	3,570
LendingTree Inc *	857	83,797
LTC Properties Inc REIT	392	17,734
Maiden Holdings Ltd	795	10,287
Marcus & Millichap Inc *	1,793	45,524
MarketAxess Holdings Inc	5,029	627,770
Medley Management Inc ‘A’	818	4,499
Meridian Bancorp Inc	1,060	14,755
MGIC Investment Corp *	20,606	158,048
Moelis & Co ‘A’	2,170	61,259
National General Holdings Corp	527	11,378
National Health Investors Inc REIT	1,773	117,940
National Interstate Corp	219	6,552
National Storage Affiliates Trust REIT	3,123	66,208
OM Asset Management PLC	3,302	44,082
On Deck Capital Inc *	1,471	11,459
Patriot National Inc *	1,077	8,293
Pinnacle Financial Partners Inc	329	16,141
Potlatch Corp REIT	4,127	130,001
PRA Group Inc *	6,568	193,034
PS Business Parks Inc REIT	284	28,545
Pzena Investment Management Inc ‘A’	1,647	12,435
QTS Realty Trust Inc ‘A’ REIT	3,609	170,994
Regional Management Corp *	132	2,259
Renasant Corp	331	10,893
Resource America Inc ‘A’	298	1,719
RLJ Lodging Trust REIT	6,255	143,114
Ryman Hospitality Properties Inc REIT	5,925	305,019
Sabra Health Care REIT Inc	1,353	27,182
Saul Centers Inc REIT	1,253	66,434
South State Corp	160	10,277
Sovran Self Storage Inc REIT	4,623	545,283
State National Cos Inc	346	4,360
Stonegate Mortgage Corp *	279	1,601
Sun Communities Inc REIT	1,129	80,848
Texas Capital Bancshares Inc *	415	15,928
Third Point Reinsurance Ltd * (Bermuda)	817	9,289
United Financial Bancorp Inc	1,240	15,612
Universal Health Realty Income Trust REIT	1,066	59,963
Universal Insurance Holdings Inc	4,216	75,045
Urban Edge Properties REIT	12,094	312,509
Urstadt Biddle Properties Inc ‘A’ REIT	499	10,454
Virtu Financial Inc ‘A’	2,649	58,569
Virtus Investment Partners Inc	59	4,609
Walker & Dunlop Inc *	1,732	42,036
Western Alliance Bancorp *	5,924	197,743
Westwood Holdings Group Inc	1,077	63,166
WisdomTree Investments Inc	15,471	176,834
World Acceptance Corp *	602	22,828
WSFS Financial Corp	205	6,667
ZAIS Group Holdings Inc *	449	2,182

		9,115,128

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Health Care - 23.2%

AAC Holdings Inc *	1,050	$20,779
Abaxis Inc	3,074	139,529
Abeona Therapeutics Inc *	1,540	3,942
ABIOMED Inc *	5,638	534,539
ACADIA Pharmaceuticals Inc *	10,561	295,286
Accelerate Diagnostics Inc *	3,242	46,588
Acceleron Pharma Inc *	3,367	88,855
Accuray Inc *	10,395	60,083
Aceto Corp	3,481	82,012
Achillion Pharmaceuticals Inc *	16,078	124,122
Aclaris Therapeutics Inc *	663	12,564
Acorda Therapeutics Inc *	5,326	140,873
Addus HomeCare Corp *	77	1,324
Adeptus Health Inc ‘A’ *	819	45,487
Aduro Biotech Inc *	1,061	13,591
Advaxis Inc *	3,999	36,111
Aegerion Pharmaceuticals Inc *	3,341	12,362
Aerie Pharmaceuticals Inc *	2,709	32,941
Affimed NV * (Germany)	1,979	7,401
Affymetrix Inc *	2,862	40,097
Agenus Inc *	8,056	33,513
Agile Therapeutics Inc *	2,139	13,283
Aimmune Therapeutics Inc *	1,285	17,425
Air Methods Corp *	5,328	192,980
Albany Molecular Research Inc *	3,284	50,212
Alder Biopharmaceuticals Inc *	3,197	78,295
Alimera Sciences Inc *	3,869	6,771
Alliance HealthCare Services Inc *	183	1,316
AMAG Pharmaceuticals Inc *	4,715	110,331
Amedisys Inc *	3,055	147,679
Amicus Therapeutics Inc *	15,843	133,873
AMN Healthcare Services Inc *	6,426	215,978
Amphastar Pharmaceuticals Inc *	2,780	33,360
Amsurg Corp *	1,771	132,117
Anacor Pharmaceuticals Inc *	5,549	296,594
Analogic Corp	137	10,824
ANI Pharmaceuticals Inc *	1,040	35,006
Anika Therapeutics Inc *	1,570	70,210
Antares Pharma Inc *	20,550	17,881
Anthera Pharmaceuticals Inc *	5,364	19,418
Applied Genetic Technologies Corp *	1,176	16,440
Aralez Pharmaceuticals Inc * (Canada)	6,996	24,836
Aratana Therapeutics Inc *	3,413	18,840
Ardelyx Inc *	2,914	22,642
Arena Pharmaceuticals Inc *	33,819	66,623
ARIAD Pharmaceuticals Inc *	22,867	146,120
Array BioPharma Inc *	15,163	44,731
Arrowhead Research Corp *	4,411	21,261
Assembly Biosciences Inc *	1,698	8,524
Asterias Biotherapeutics Inc *	1,235	5,804
Atara Biotherapeutics Inc *	2,216	42,170
AtriCure Inc *	2,811	47,309
Atrion Corp	194	76,700
aTyr Pharma Inc *	719	2,833
Avalanche Biotechnologies Inc *	2,475	12,796
Avexis Inc *	641	17,461
Axovant Sciences Ltd *	1,671	19,183
Bellicum Pharmaceuticals Inc *	1,063	9,939
BioCryst Pharmaceuticals Inc *	7,676	21,723
BioDelivery Sciences International Inc *	5,887	19,015
BioSpecifics Technologies Corp *	650	22,633
BioTelemetry Inc *	3,555	41,522
BioTime Inc *	7,514	21,565
Blueprint Medicines Corp *	1,191	21,498
Cambrex Corp *	4,239	186,516
Cantel Medical Corp	4,635	330,754
Capital Senior Living Corp *	4,086	75,673
Cara Therapeutics Inc *	2,621	16,303

	Shares	Value
Carbylan Therapeutics Inc *	1,449	$932
Cardiovascular Systems Inc *	3,950	40,961
Castlight Health Inc ‘B’ *	4,283	14,262
Catabasis Pharmaceuticals Inc *	545	2,747
Catalent Inc *	11,344	302,544
Catalyst Pharmaceuticals Inc *	10,084	11,798
Celldex Therapeutics Inc *	11,766	44,475
Cellular Biomedicine Group Inc *	1,329	24,786
Cempra Inc *	4,859	85,130
Cepheid *	9,754	325,393
Cerus Corp *	11,184	66,321
Chemed Corp	2,301	311,670
ChemoCentryx Inc *	3,761	9,365
Chiasma Inc *	842	7,713
Chimerix Inc *	6,007	30,696
Cidara Therapeutics Inc *	647	8,217
Civitas Solutions Inc *	1,554	27,086
Clovis Oncology Inc *	3,861	74,131
Coherus Biosciences Inc *	3,259	69,189
Collegium Pharmaceutical Inc *	1,013	18,386
Computer Programs & Systems Inc	1,546	80,578
Concert Pharmaceuticals Inc *	2,023	27,634
ConforMIS Inc *	1,067	11,470
Connecture Inc *	975	2,496
Corcept Therapeutics Inc *	8,187	38,315
Corindus Vascular Robotics Inc *	3,159	3,129
Corium International Inc *	1,456	5,620
CorMedix Inc *	4,298	11,390
CorVel Corp *	1,127	44,426
Cross Country Healthcare Inc *	2,614	30,401
CTI BioPharma Corp *	30,265	16,083
Curis Inc *	14,633	23,559
Cutera Inc *	1,136	12,780
Cynosure Inc ‘A’ *	2,765	121,992
Cytokinetics Inc *	2,396	16,892
CytomX Therapeutics Inc *	878	11,326
CytRx Corp *	8,411	22,541
Depomed Inc *	7,448	103,751
Dermira Inc *	705	14,579
Dicerna Pharmaceuticals Inc *	1,902	10,195
Dimension Therapeutics Inc *	639	5,003
Diplomat Pharmacy Inc *	4,889	133,959
Durect Corp *	15,099	20,384
Dynavax Technologies Corp *	5,030	96,777
Eagle Pharmaceuticals Inc *	1,132	45,846
Edge Therapeutics Inc *	963	8,811
Editas Medicine Inc *	881	30,430
Emergent BioSolutions Inc *	2,932	106,578
Enanta Pharmaceuticals Inc *	2,221	65,231
EndoChoice Holdings Inc *	708	3,689
Endologix Inc *	10,115	84,561
Entellus Medical Inc *	622	11,314
Epizyme Inc *	5,284	64,042
Esperion Therapeutics Inc *	1,729	29,237
Evolent Health Inc ‘A’ *	1,339	14,140
Exact Sciences Corp *	13,320	89,777
ExamWorks Group Inc *	5,626	166,305
Exelixis Inc *	30,935	123,740
Fibrocell Science Inc *	3,284	8,210
FibroGen Inc *	6,560	139,662
Five Prime Therapeutics Inc *	3,082	125,222
Flex Pharma Inc *	680	7,460
Flexion Therapeutics Inc *	1,829	16,827
Fluidigm Corp *	3,799	30,658
Foamix Pharmaceuticals Ltd * (Israel)	3,024	19,716
Foundation Medicine Inc *	1,576	28,652
Galena Biopharma Inc *	23,869	32,462
Genesis Healthcare Inc *	2,386	5,536
GenMark Diagnostics Inc *	5,530	29,143
Genocea Biosciences Inc *	2,776	21,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Genomic Health Inc *	2,339	$57,937
Geron Corp *	19,643	57,358
Glaukos Corp *	744	12,544
Global Blood Therapeutics Inc *	836	13,259
Globus Medical Inc ‘A’ *	9,293	220,709
Haemonetics Corp *	3,373	117,988
Halozyme Therapeutics Inc *	14,545	137,741
HealthEquity Inc *	4,923	121,450
HealthSouth Corp	12,447	468,381
HealthStream Inc *	3,475	76,763
HeartWare International Inc *	2,383	74,874
Heron Therapeutics Inc *	4,033	76,587
Heska Corp *	729	20,776
HMS Holdings Corp *	11,423	163,920
ICU Medical Inc *	1,230	128,043
Idera Pharmaceuticals Inc *	10,446	20,683
Ignyta Inc *	1,586	10,737
Immune Design Corp *	1,427	18,551
ImmunoGen Inc *	11,855	101,005
Immunomedics Inc *	11,836	29,590
Impax Laboratories Inc *	9,728	311,491
Imprivata Inc *	1,154	14,575
INC Research Holdings Inc ‘A’ *	1,783	73,477
Infinity Pharmaceuticals Inc *	6,441	33,944
Innoviva Inc	10,183	128,204
Inogen Inc *	2,149	96,662
Inovio Pharmaceuticals Inc *	8,810	76,735
Insmed Inc *	8,458	107,163
Insulet Corp *	7,718	255,929
Insys Therapeutics Inc *	3,098	49,537
Integra LifeSciences Holdings Corp *	1,699	114,445
Intersect ENT Inc *	2,172	41,268
Intra-Cellular Therapies Inc *	3,647	101,387
Invitae Corp *	939	9,606
InVivo Therapeutics Holdings Corp *	4,570	31,899
Invuity Inc *	543	3,920
iRadimed Corp *	372	7,128
Ironwood Pharmaceuticals Inc *	17,286	189,109
K2M Group Holdings Inc *	2,301	34,124
Karyopharm Therapeutics Inc *	3,071	27,393
Keryx Biopharmaceuticals Inc *	14,315	66,851
Kite Pharma Inc *	4,397	201,866
La Jolla Pharmaceutical Co *	1,810	37,847
Landauer Inc	1,272	42,065
Lannett Co Inc *	3,673	65,857
Lantheus Holdings Inc *	1,552	2,933
LDR Holding Corp *	3,494	89,062
LeMaitre Vascular Inc	507	7,869
Lexicon Pharmaceuticals Inc *	2,193	26,206
LHC Group Inc *	96	3,414
Ligand Pharmaceuticals Inc *	2,382	255,088
Lion Biotechnologies Inc *	5,913	30,038
LivaNova PLC *	4,217	227,634
Luminex Corp *	381	7,391
MacroGenics Inc *	4,361	81,769
MannKind Corp *	32,465	52,269
Masimo Corp *	5,920	247,693
Medgenics Inc * (Israel)	2,806	12,346
Medidata Solutions Inc *	7,488	289,860
Meridian Bioscience Inc	4,811	99,155
Merrimack Pharmaceuticals Inc *	15,034	125,835
MiMedx Group Inc *	14,848	129,772
Mirati Therapeutics Inc *	1,510	32,314
Molina Healthcare Inc *	5,300	341,797
Momenta Pharmaceuticals Inc *	8,482	78,374
MyoKardia Inc *	717	7,679
Myriad Genetics Inc *	9,397	351,730
NanoString Technologies Inc *	1,792	27,274
NantKwest Inc *	723	5,943
Natera Inc *	1,212	11,538

	Shares	Value
National Research Corp ‘A’	1,052	$16,359
National Research Corp ‘B’	93	3,271
Natus Medical Inc *	4,471	171,821
Navidea Biopharmaceuticals Inc *	15,317	14,467
Nektar Therapeutics *	17,908	246,235
Neogen Corp *	5,034	253,462
NeoGenomics Inc *	7,063	47,605
Neos Therapeutics Inc *	613	6,614
Neurocrine Biosciences Inc *	11,571	457,633
Nevro Corp *	2,253	126,754
NewLink Genetics Corp *	2,743	49,923
Nivalis Therapeutics Inc *	570	2,377
Nobilis Health Corp *	4,133	12,895
Northwest Biotherapeutics Inc *	6,384	9,321
Novavax Inc *	36,508	188,381
Novocure Ltd *	901	13,046
NuVasive Inc *	6,549	318,609
NxStage Medical Inc *	8,629	129,349
Ocular Therapeutix Inc *	1,988	19,204
Omeros Corp *	4,957	76,040
Omnicell Inc *	4,950	137,956
Oncocyte Corp *	356	1,641
OncoMed Pharmaceuticals Inc *	2,245	22,697
Oncothyreon Inc *	12,679	16,102
Ophthotech Corp *	3,235	136,743
OraSure Technologies Inc *	594	4,295
Orexigen Therapeutics Inc *	13,577	7,640
Organovo Holdings Inc *	12,018	26,079
Osiris Therapeutics Inc *	2,338	13,350
Otonomy Inc *	2,410	35,957
OvaScience Inc *	3,131	29,713
Oxford Immunotec Global PLC *	2,445	24,230
Pacific Biosciences of California Inc *	9,480	80,580
Pacira Pharmaceuticals Inc *	4,952	262,357
Paratek Pharmaceuticals Inc *	1,595	24,196
PAREXEL International Corp *	7,456	467,715
Penumbra Inc *	494	22,724
Peregrine Pharmaceuticals Inc *	28,018	11,782
Pernix Therapeutics Holdings Inc *	5,572	5,851
Pfenex Inc *	2,167	21,302
Phibro Animal Health Corp ‘A’	2,435	65,842
Portola Pharmaceuticals Inc *	6,839	139,516
PRA Health Sciences Inc *	2,695	115,238
Press Ganey Holdings Inc *	1,355	40,758
Prestige Brands Holdings Inc *	7,079	377,948
Progenics Pharmaceuticals Inc *	9,162	39,946
Proteon Therapeutics Inc *	971	7,516
Prothena Corp PLC * (Ireland)	4,593	189,048
PTC Therapeutics Inc *	4,454	28,684
Quality Systems Inc	6,795	103,556
Quidel Corp *	1,554	26,822
Radius Health Inc *	4,494	141,291
RadNet Inc *	4,577	22,107
Raptor Pharmaceutical Corp *	10,602	48,769
REGENXBIO Inc *	830	8,964
Regulus Therapeutics Inc *	3,737	25,897
Relypsa Inc *	4,526	61,327
Repligen Corp *	4,480	120,154
Retrophin Inc *	4,857	66,347
Revance Therapeutics Inc *	2,415	42,166
Rigel Pharmaceuticals Inc *	9,054	18,832
Rockwell Medical Inc *	5,928	44,519
RTI Surgical Inc *	6,135	24,540
Sage Therapeutics Inc *	2,146	68,801
Sagent Pharmaceuticals Inc *	2,919	35,524
Sangamo BioSciences Inc *	9,149	55,351
Sarepta Therapeutics Inc *	6,097	119,013
SciClone Pharmaceuticals Inc *	6,856	75,416
SeaSpine Holdings Corp *	448	6,559
Second Sight Medical Products Inc *	1,617	7,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Select Medical Holdings Corp *	13,399	$158,242
Sequenom Inc *	15,680	22,109
Seres Therapeutics Inc *	1,017	27,012
Sientra Inc *	1,041	7,120
Sorrento Therapeutics Inc *	3,759	20,223
Spark Therapeutics Inc *	1,171	34,556
Spectrum Pharmaceuticals Inc *	2,407	15,309
STAAR Surgical Co *	5,100	37,689
Stemline Therapeutics Inc *	304	1,417
STERIS PLC	11,496	816,791
Sucampo Pharmaceuticals Inc ‘A’ *	3,288	35,938
Supernus Pharmaceuticals Inc *	4,744	72,346
Surgery Partners Inc *	1,251	16,588
Surgical Care Affiliates Inc *	2,768	128,103
SurModics Inc *	336	6,186
Synergy Pharmaceuticals Inc *	13,204	36,443
Synta Pharmaceuticals Corp *	10,949	2,628
T2 Biosystems Inc *	1,354	13,350
Tandem Diabetes Care Inc *	2,337	20,355
Team Health Holdings Inc *	9,742	407,313
Teladoc Inc *	971	9,322
Teligent Inc *	5,483	26,867
TESARO Inc *	3,189	140,412
Tetraphase Pharmaceuticals Inc *	4,756	22,020
TG Therapeutics Inc *	5,293	45,096
The Ensign Group Inc	6,407	145,054
The Medicines Co *	868	27,576
The Providence Service Corp *	1,737	88,709
The Spectranetics Corp *	5,867	85,189
TherapeuticsMD Inc *	19,600	125,440
Threshold Pharmaceuticals Inc *	7,640	3,514
Tobira Therapeutics Inc *	343	2,806
Tokai Pharmaceuticals Inc *	508	2,850
TransEnterix Inc *	880	3,740
Trevena Inc *	4,183	34,593
Trovagene Inc *	4,002	18,609
Trupanion Inc *	1,871	18,429
Ultragenyx Pharmaceutical Inc *	5,209	329,782
Unilife Corp *	13,609	9,254
US Physical Therapy Inc	1,693	84,193
Utah Medical Products Inc	490	30,645
Vanda Pharmaceuticals Inc *	4,395	36,742
Vascular Solutions Inc *	2,375	77,259
Veracyte Inc *	1,751	9,455
Verastem Inc *	516	815
Versartis Inc *	216	1,732
Vitae Pharmaceuticals Inc *	1,764	11,695
Vital Therapies Inc *	2,829	25,659
VIVUS Inc *	13,275	18,585
Vocera Communications Inc *	2,205	28,114
Voyager Therapeutics Inc *	662	5,779
vTv Therapeutics Inc ‘A’ *	779	4,020
WellCare Health Plans Inc *	5,947	551,584
West Pharmaceutical Services Inc	9,700	672,404
Wright Medical Group NV *	6,347	105,360
XBiotech Inc *	478	4,517
Xencor Inc *	3,745	50,258
XenoPort Inc *	7,721	34,822
XOMA Corp *	9,608	7,427
Zafgen Inc *	2,087	13,941
Zeltiq Aesthetics Inc *	4,407	119,694
ZIOPHARM Oncology Inc *	15,651	116,130
Zogenix Inc *	3,242	29,956
Zynerba Pharmaceuticals Inc *	452	4,271

		25,671,718

Industrials - 13.8%

AAON Inc	5,535	154,980
Accuride Corp *	4,509	6,989
Advanced Drainage Systems Inc	4,589	97,746

	Shares	Value
Aerojet Rocketdyne Holdings Inc *	4,095	$67,076
Albany International Corp ‘A’	524	19,697
Allegiant Travel Co	1,806	321,576
Allied Motion Technologies Inc	856	15,408
Altra Industrial Motion Corp	2,909	80,812
American Railcar Industries Inc	304	12,382
American Woodmark Corp *	1,739	129,712
Apogee Enterprises Inc	3,952	173,453
Applied Industrial Technologies Inc	2,175	94,395
ARC Document Solutions Inc *	5,475	24,637
ArcBest Corp	1,076	23,231
Argan Inc	1,506	52,951
Astronics Corp *	3,029	115,556
AZZ Inc	3,482	197,081
Barrett Business Services Inc	941	27,054
Beacon Roofing Supply Inc *	1,682	68,979
Blount International Inc *	6,708	66,946
Blue Bird Corp *	698	7,573
BMC Stock Holdings Inc *	5,155	85,676
Builders FirstSource Inc *	6,978	78,642
Casella Waste Systems Inc ‘A’ *	846	5,668
CEB Inc	4,548	294,392
CECO Environmental Corp	733	4,552
Celadon Group Inc	2,726	28,568
CLARCOR Inc	6,390	369,278
Comfort Systems USA Inc	4,730	150,272
Commercial Vehicle Group Inc *	3,827	10,142
Continental Building Products Inc *	3,980	73,869
Covenant Transportation Group Inc ‘A’ *	1,469	35,535
Curtiss-Wright Corp	342	25,879
Deluxe Corp	3,698	231,088
Douglas Dynamics Inc	723	16,564
DXP Enterprises Inc *	490	8,604
Dycom Industries Inc *	4,599	297,417
Echo Global Logistics Inc *	4,042	109,781
Encore Wire Corp	2,189	85,218
EnerSys	1,627	90,656
Enphase Energy Inc *	3,684	8,584
EnPro Industries Inc	1,859	107,227
Exponent Inc	3,353	171,037
Forward Air Corp	4,197	190,208
Franklin Covey Co *	148	2,603
Franklin Electric Co Inc	5,968	191,991
FreightCar America Inc	788	12,277
FTI Consulting Inc *	437	15,518
FuelCell Energy Inc *	902	6,107
G&K Services Inc ‘A’	1,961	143,643
Generac Holdings Inc *	9,338	347,747
General Cable Corp	6,226	76,019
Global Brass & Copper Holdings Inc	2,675	66,741
GP Strategies Corp *	1,716	47,018
Great Lakes Dredge & Dock Corp *	575	2,565
Griffon Corp	1,045	16,145
H&E Equipment Services Inc	4,297	75,326
Harsco Corp	11,279	61,471
Hawaiian Holdings Inc *	6,419	302,913
HC2 Holdings Inc *	2,066	7,892
Healthcare Services Group Inc	9,653	355,327
Heartland Express Inc	6,449	119,629
HEICO Corp	2,580	155,135
HEICO Corp ‘A’	5,445	259,182
Heidrick & Struggles International Inc	112	2,654
Heritage-Crystal Clean Inc *	130	1,292
Herman Miller Inc	8,089	249,869
Hillenbrand Inc	8,506	254,755
HNI Corp	6,032	236,273
Hub Group Inc ‘A’ *	4,466	182,168
Huron Consulting Group Inc *	381	22,170
Hyster-Yale Materials Handling Inc	362	24,109
InnerWorkings Inc *	1,875	14,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Insperity Inc	2,189	$113,237
Insteel Industries Inc	2,308	70,556
Interface Inc	8,982	166,526
John Bean Technologies Corp	3,943	222,425
Kadant Inc	244	11,019
Kaman Corp	308	13,149
Kforce Inc	3,433	67,218
Kimball International Inc ‘B’	1,522	17,275
Knight Transportation Inc	8,427	220,366
Knoll Inc	6,640	143,756
Korn/Ferry International	3,731	105,550
Lawson Products Inc *	563	11,024
Lindsay Corp	1,277	91,446
Lydall Inc *	811	26,374
Marten Transport Ltd	283	5,298
Masonite International Corp *	4,092	268,026
Matson Inc	5,367	215,592
Matthews International Corp ‘A’	212	10,912
Meritor Inc *	6,947	55,993
Milacron Holdings Corp *	764	12,598
Miller Industries Inc	101	2,048
Mistras Group Inc *	1,236	30,616
Mobile Mini Inc	550	18,161
Moog Inc ‘A’ *	441	20,145
MSA Safety Inc	2,553	123,438
Mueller Industries Inc	5,224	153,690
Mueller Water Products Inc ‘A’	21,770	215,088
Multi-Color Corp	1,729	92,242
Navistar International Corp *	368	4,607
NCI Building Systems Inc *	3,559	50,538
Neff Corp ‘A’ *	631	4,695
NN Inc	3,538	48,400
Nortek Inc *	1,357	65,530
NV5 Global Inc *	651	17,466
Omega Flex Inc	362	12,590
On Assignment Inc *	7,004	258,588
PAM Transportation Services Inc *	389	11,981
Park-Ohio Holdings Corp	1,157	49,543
Patrick Industries Inc *	1,743	79,115
PGT Inc *	6,615	65,092
Plug Power Inc *	13,614	27,909
Ply Gem Holdings Inc *	2,861	40,197
Power Solutions International Inc *	582	8,032
PowerSecure International Inc *	584	10,915
Primoris Services Corp	3,592	87,286
Proto Labs Inc *	3,151	242,911
Quanex Building Products Corp	378	6,562
Radiant Logistics Inc *	3,878	13,844
Raven Industries Inc	595	9,532
RBC Bearings Inc *	3,155	231,135
Resources Connection Inc	939	14,611
Rexnord Corp *	13,838	279,804
Roadrunner Transportation Systems Inc *	1,463	18,229
RPX Corp *	871	9,807
Saia Inc *	3,420	96,273
Simpson Manufacturing Co Inc	429	16,375
SP Plus Corp *	2,064	49,660
Sparton Corp *	804	14,464
Standex International Corp	1,274	99,130
Steelcase Inc ‘A’	11,297	168,551
Sun Hydraulics Corp	3,091	102,590
Sunrun Inc *	285	1,847
Swift Transportation Co *	11,914	221,958
TASER International Inc *	7,262	142,553
Team Inc *	3,949	119,971
Teledyne Technologies Inc *	1,238	109,117
Tennant Co	2,344	120,669
The Advisory Board Co *	5,766	185,953
The Brink’s Co	6,592	221,425
The Gorman-Rupp Co	587	15,221

	Shares	Value
The Greenbrier Cos Inc	3,609	$99,753
Thermon Group Holdings Inc *	573	10,062
Titan International Inc	312	1,679
Trex Co Inc *	4,037	193,493
TriMas Corp *	347	6,079
TriNet Group Inc *	5,256	75,424
TrueBlue Inc *	5,702	149,107
Univar Inc *	2,597	44,616
Universal Truckload Services Inc	634	10,442
US Ecology Inc	2,944	130,007
USA Truck Inc *	425	8,007
Vectrus Inc *	1,332	30,303
Vicor Corp *	1,956	20,499
Virgin America Inc *	3,203	123,508
Volt Information Sciences Inc *	818	6,160
Wabash National Corp *	9,284	122,549
WageWorks Inc *	4,837	244,801
Werner Enterprises Inc	1,366	37,101
West Corp	970	22,135
Woodward Inc	5,770	300,155
Xerium Technologies Inc *	1,492	7,788
XPO Logistics Inc *	7,986	245,170
YRC Worldwide Inc *	800	7,456

		15,245,274

Information Technology - 25.1%

6D Global Technologies Inc *	587	176
A10 Networks Inc *	4,460	26,403
ACI Worldwide Inc *	15,809	328,669
Advanced Energy Industries Inc *	2,996	104,231
Advanced Micro Devices Inc *	38,380	109,383
Aerohive Networks Inc *	3,712	18,523
Alarm.com Holdings Inc *	830	19,671
Alliance Fiber Optic Products Inc *	1,705	25,217
Ambarella Inc *	4,234	189,260
Amber Road Inc *	2,126	11,502
American Software Inc ‘A’	502	4,518
Angie’s List Inc *	5,781	46,653
Apigee Corp *	565	4,695
Appfolio Inc ‘A’ *	540	6,610
Applied Micro Circuits Corp *	2,742	17,713
Applied Optoelectronics Inc *	1,826	27,226
Aspen Technology Inc *	11,555	417,482
AVG Technologies NV *	5,594	116,075
Avid Technology Inc *	2,760	18,658
Badger Meter Inc	1,962	130,493
Barracuda Networks Inc *	1,027	15,816
Bazaarvoice Inc *	3,482	10,968
Belden Inc	5,771	354,224
Benefitfocus Inc *	1,041	34,717
Blackbaud Inc	6,335	398,408
Blackhawk Network Holdings Inc *	7,347	252,002
Bottomline Technologies de Inc *	4,725	144,065
Box Inc ‘A’ *	1,734	21,259
Brightcove Inc *	3,870	24,149
BroadSoft Inc *	3,955	159,584
Cabot Microelectronics Corp	2,844	116,348
CalAmp Corp *	4,946	88,682
Callidus Software Inc *	7,526	125,534
Carbonite Inc *	2,404	19,160
Cardtronics Inc *	6,098	219,467
Care.com Inc *	455	2,798
Cascade Microtech Inc *	1,521	31,363
Cass Information Systems Inc	849	44,445
Cavium Inc *	7,487	457,905
CEVA Inc *	1,321	29,723
ChannelAdvisor Corp *	2,851	32,074
Ciena Corp *	16,719	317,995
Cimpress NV * (Netherlands)	4,441	402,754
Cirrus Logic Inc *	8,556	311,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Clearfield Inc *	1,497	$24,057
Code Rebel Corp *	137	641
Coherent Inc *	279	25,640
CommVault Systems Inc *	6,129	264,589
comScore Inc *	6,654	199,886
Cornerstone OnDemand Inc *	7,346	240,728
CPI Card Group Inc	1,821	15,005
Cray Inc *	5,522	231,427
CSG Systems International Inc	4,439	200,465
Cvent Inc *	3,222	68,951
Daktronics Inc	1,109	8,761
Datalink Corp *	170	1,554
Demandware Inc *	4,539	177,475
DHI Group Inc *	2,092	16,882
Diebold Inc	8,814	254,813
Digimarc Corp *	1,045	31,663
Digital Turbine Inc *	6,449	7,674
DTS Inc *	2,053	44,714
EarthLink Holdings Corp	14,245	80,769
Eastman Kodak Co *	2,350	25,498
Ebix Inc	3,620	147,660
Electronics For Imaging Inc *	6,355	269,388
Ellie Mae Inc *	3,966	359,478
Endurance International Group Holdings Inc *	8,056	84,830
Entegris Inc *	11,121	151,468
Envestnet Inc *	5,286	143,779
EPAM Systems Inc *	6,604	493,121
Epiq Systems Inc	1,536	23,071
ePlus Inc *	54	4,348
Euronet Worldwide Inc *	7,011	519,585
EVERTEC Inc	9,044	126,435
Everyday Health Inc *	2,520	14,112
Exar Corp *	819	4,709
ExlService Holdings Inc *	4,182	216,628
Extreme Networks Inc *	984	3,060
Fair Isaac Corp	4,191	444,623
FARO Technologies Inc *	509	16,395
FEI Co	5,609	499,257
Five9 Inc *	3,125	27,781
Fleetmatics Group PLC *	5,182	210,959
FormFactor Inc *	3,525	25,627
Forrester Research Inc	1,317	44,264
Gigamon Inc *	3,717	115,301
Globant SA *	2,115	65,269
Glu Mobile Inc *	8,385	23,646
Gogo Inc *	7,696	84,733
GrubHub Inc *	10,194	256,175
GTT Communications Inc *	3,224	53,325
Guidance Software Inc *	2,486	10,690
Guidewire Software Inc *	9,487	516,852
Harmonic Inc *	1,711	5,595
Heartland Payment Systems Inc	4,939	476,959
Hortonworks Inc *	1,297	14,656
HubSpot Inc *	2,553	111,362
Immersion Corp *	3,697	30,537
Imperva Inc *	3,799	191,849
inContact Inc *	7,694	68,400
Infinera Corp *	18,027	289,514
Infoblox Inc *	8,144	139,262
Inphi Corp *	5,193	173,135
Instructure Inc *	228	4,090
Integrated Device Technology Inc *	18,281	373,664
Interactive Intelligence Group Inc *	2,372	86,388
InterDigital Inc	4,382	243,858
Internap Corp *	7,253	19,801
Intralinks Holdings Inc *	2,857	22,513
InvenSense Inc *	10,598	89,023
Ixia *	7,436	92,653
j2 Global Inc	6,503	400,455

	Shares	Value
Jive Software Inc *	6,175	$23,342
KVH Industries Inc *	1,668	15,929
Lattice Semiconductor Corp *	3,859	21,919
Lionbridge Technologies Inc *	8,470	42,858
Littelfuse Inc	2,632	324,026
LivePerson Inc *	7,485	43,787
LogMeIn Inc *	3,341	168,587
Luxoft Holding Inc *	2,484	136,695
M/A-COM Technology Solutions Holdings Inc *	3,185	139,471
Manhattan Associates Inc *	9,959	566,368
Marin Software Inc *	432	1,305
Marketo Inc *	5,031	98,457
Mattson Technology Inc *	9,843	35,927
MAXIMUS Inc	8,912	469,128
MaxLinear Inc ‘A’ *	7,443	137,695
MaxPoint Interactive Inc *	799	1,414
Mesa Laboratories Inc	380	36,613
Methode Electronics Inc	5,197	151,960
Microsemi Corp *	13,481	516,457
MicroStrategy Inc ‘A’ *	1,257	225,908
MINDBODY Inc ‘A’ *	699	9,318
MobileIron Inc *	5,168	23,359
Model N Inc *	2,744	29,553
Monolithic Power Systems Inc	5,329	339,138
Monotype Imaging Holdings Inc	5,435	130,005
MTS Systems Corp	2,034	123,769
NetScout Systems Inc *	6,500	149,305
NeuStar Inc ‘A’ *	1,880	46,248
New Relic Inc *	765	19,951
Newport Corp *	1,741	40,043
NIC Inc	8,891	160,305
Nimble Storage Inc *	6,666	52,261
Novatel Wireless Inc *	3,914	6,928
NVE Corp	280	15,828
OPOWER Inc *	3,432	23,372
OSI Systems Inc *	666	43,616
Park City Group Inc *	1,345	12,159
Paycom Software Inc *	4,263	151,763
Paylocity Holding Corp *	2,135	69,900
PDF Solutions Inc *	3,276	43,833
Pegasystems Inc	4,840	122,839
Perficient Inc *	3,299	71,654
PFSweb Inc *	1,475	19,352
Plantronics Inc	4,775	187,132
Plexus Corp *	1,750	69,160
Power Integrations Inc	2,654	131,798
Proofpoint Inc *	5,347	287,562
PROS Holdings Inc *	3,152	37,162
Pure Storage Inc ‘A’ *	2,437	33,363
Q2 Holdings Inc *	2,701	64,932
QAD Inc ‘A’	310	6,588
Qlik Technologies Inc *	12,375	357,885
Qualys Inc *	3,401	86,079
Quotient Technology Inc *	8,344	88,446
Rambus Inc *	15,634	214,967
Rapid7 Inc *	811	10,600
RealPage Inc *	7,165	149,319
Reis Inc	710	16,721
RetailMeNot Inc *	272	2,179
RingCentral Inc ‘A’ *	7,341	115,621
Rofin-Sinar Technologies Inc *	424	13,661
Rogers Corp *	770	46,100
Ruckus Wireless Inc *	10,287	100,915
Rudolph Technologies Inc *	607	8,292
Sapiens International Corp NV (Israel)	2,450	29,351
Science Applications International Corp	6,243	333,002
SciQuest Inc *	2,073	28,773
Semtech Corp *	3,093	68,015
ServiceSource International Inc *	4,606	19,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
ShoreTel Inc *	1,864	$13,868
Shutterstock Inc *	2,684	98,583
Silicon Graphics International Corp *	4,572	32,553
Silicon Laboratories Inc *	4,098	184,246
Silver Spring Networks Inc *	4,719	69,605
SPS Commerce Inc *	2,270	97,474
Stamps.com Inc *	1,921	204,164
Super Micro Computer Inc *	5,010	170,741
Synaptics Inc *	4,976	396,786
Synchronoss Technologies Inc *	5,267	170,335
Syntel Inc *	4,243	211,853
Take-Two Interactive Software Inc *	5,923	223,119
Tangoe Inc *	5,127	40,452
TechTarget Inc *	641	4,756
TeleTech Holdings Inc	1,173	32,562
Tessera Technologies Inc	4,354	134,974
Textura Corp *	2,606	48,550
The Hackett Group Inc	3,151	47,643
The Rubicon Project Inc *	3,552	64,931
TiVo Inc *	13,258	126,084
Travelport Worldwide Ltd	10,190	139,195
Travelzoo Inc *	876	7,113
TrueCar Inc *	6,433	35,960
TubeMogul Inc *	2,228	28,830
Tyler Technologies Inc *	4,547	584,790
Ubiquiti Networks Inc *	3,664	121,901
Unisys Corp *	4,156	32,001
Universal Display Corp *	5,432	293,871
Varonis Systems Inc *	1,131	20,641
VASCO Data Security International Inc *	4,060	62,524
Verint Systems Inc *	7,860	262,367
ViaSat Inc *	4,916	361,228
Violin Memory Inc *	12,482	6,518
VirnetX Holding Corp *	5,866	26,925
Virtusa Corp *	4,031	151,001
Web.com Group Inc *	5,986	118,643
WebMD Health Corp *	5,119	320,603
Wix.com Ltd * (Israel)	2,463	49,925
Workiva Inc *	923	10,753
Xactly Corp *	764	5,233
Xcerra Corp *	3,044	19,847
XO Group Inc *	3,673	58,952
Xura Inc *	3,144	61,842
Zendesk Inc *	7,671	160,554
Zix Corp *	7,553	29,683

		27,663,366

Materials - 4.2%

A Schulman Inc	3,642	99,135
AEP Industries Inc	525	34,650
American Vanguard Corp *	418	6,596
Balchem Corp	4,218	261,600
Berry Plastics Group Inc *	9,617	347,655
Boise Cascade Co *	4,551	94,297
Calgon Carbon Corp	3,189	44,710
Century Aluminum Co *	384	2,707
Chase Corp	821	43,176
Chemtura Corp *	9,102	240,293
Clearwater Paper Corp *	2,437	118,219
Core Molding Technologies Inc *	991	12,368
Deltic Timber Corp	1,517	91,248
Ferro Corp *	9,352	111,008
Ferroglobe PLC	8,930	78,673
Handy & Harman Ltd *	58	1,586
Hawkins Inc	230	8,301
Haynes International Inc	92	3,358
HB Fuller Co	6,828	289,849
Headwaters Inc *	10,023	198,856
Kaiser Aluminum Corp	795	67,209
KapStone Paper & Packaging Corp	11,590	160,521

	Shares	Value
KMG Chemicals Inc	1,280	$29,530
Koppers Holdings Inc *	2,858	64,219
Louisiana-Pacific Corp *	17,750	303,880
LSB Industries Inc *	1,165	14,854
Minerals Technologies Inc	4,420	251,277
Multi Packaging Solutions International Ltd *	1,670	27,104
Myers Industries Inc	3,223	41,448
Neenah Paper Inc	1,259	80,148
Olin Corp	9,917	172,258
Olympic Steel Inc	276	4,778
OMNOVA Solutions Inc *	3,747	20,833
PolyOne Corp	12,077	365,329
Quaker Chemical Corp	1,293	109,724
Real Industry Inc *	1,962	17,069
Rentech Inc *	2,932	6,509
Ryerson Holding Corp *	271	1,507
Schweitzer-Mauduit International Inc	722	22,729
Senomyx Inc *	5,846	15,200
Sensient Technologies Corp	4,086	259,298
Solazyme Inc *	10,660	21,640
Stepan Co	1,299	71,822
Stillwater Mining Co *	5,139	54,730
Summit Materials Inc ‘A’ *	4,354	84,685
SunCoke Energy Inc	6,335	41,178
Trecora Resources *	2,661	25,599
Tredegar Corp	720	11,318
Trinseo SA *	1,520	55,951
United States Lime & Minerals Inc	20	1,200
US Concrete Inc *	1,981	118,028
Valhi Inc	1,079	1,273
Worthington Industries Inc	1,539	54,850

		4,665,983

Telecommunication Services - 0.9%

8x8 Inc *	4,105	41,296
Boingo Wireless Inc *	2,694	20,798
Cogent Communications Holdings Inc	6,253	244,055
Consolidated Communications Holdings Inc	4,476	115,302
FairPoint Communications Inc *	2,761	41,084
General Communication Inc ‘A’ *	4,810	88,119
IDT Corp ‘B’	321	5,004
Inteliquent Inc	1,842	29,564
Intelsat SA *	1,145	2,885
Lumos Networks Corp *	2,574	33,050
pdvWireless Inc *	1,169	40,143
Shenandoah Telecommunications Co	5,621	150,362
Straight Path Communications Inc ‘B’ *	1,324	41,084
Vonage Holdings Corp *	2,477	11,320
Windstream Holdings Inc	11,976	91,976

		956,042

Utilities - 0.1%

American States Water Co	402	15,823
Genie Energy Ltd ‘B’ *	330	2,511
Ormat Technologies Inc	2,091	86,233
Spark Energy Inc ‘A’	360	6,480
TerraForm Global Inc ‘A’ *	1,155	2,749
The York Water Co	107	3,266
Vivint Solar Inc *	1,748	4,632

		121,694

Total Common Stocks (Cost $106,480,209)		107,964,670

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 2000 Growth	7,895	1,047,509

Total Exchange-Traded Fund (Cost $999,703)		1,047,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $2,196,935; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $2,245,913)	$2,196,933	$2,196,933

Total Short-Term Investment (Cost $2,196,933)		2,196,933

TOTAL INVESTMENTS - 100.8% (Cost $109,697,560)		111,232,675

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(875,168)

NET ASSETS - 100.0%		$110,357,507

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $23,013 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, the amount of $114,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/16)	12	$50,109

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer Discretionary	$550	$-	$550	$-
	Health Care	20,715	-	-	20,715
	Telecommunication Services	2,298	-	-	2,298

	Total Rights	23,563	-	550	23,013

	Common Stocks	107,964,670	107,964,670	-	-
	Exchange-Traded Fund	1,047,509	1,047,509	-	-
	Short-Term Investment	2,196,933	-	2,196,933	-
	Derivatives:
	Equity Contracts
	Futures	50,109	50,109	-	-

	Total	$111,282,784	$109,062,288	$2,197,483	$23,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$14,246

Total Rights (Cost $0)		14,246

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.7%

Consumer Discretionary - 9.7%

Abercrombie & Fitch Co ‘A’	12,385	390,623
AMC Entertainment Holdings Inc ‘A’	3,562	99,700
America’s Car-Mart Inc *	1,202	30,050
American Eagle Outfitters Inc	3,742	62,379
American Public Education Inc *	2,859	58,981
Apollo Education Group Inc *	17,010	139,737
Arctic Cat Inc	1,400	23,520
Ascena Retail Group Inc *	25,026	276,788
Ascent Capital Group Inc ‘A’ *	2,262	33,500
Barnes & Noble Education Inc *	5,605	54,929
Barnes & Noble Inc	9,103	112,513
Bassett Furniture Industries Inc	923	29,407
Beazer Homes USA Inc *	5,781	50,410
bebe stores Inc *	4,208	2,314
Belmond Ltd ‘A’ * (United Kingdom)	17,388	165,012
Big 5 Sporting Goods Corp	3,197	35,519
Biglari Holdings Inc *	296	110,026
Black Diamond Inc *	3,422	15,467
Bob Evans Farms Inc	3,269	152,630
Bravo Brio Restaurant Group Inc *	318	2,465
Bridgepoint Education Inc *	2,942	29,655
Build-A-Bear Workshop Inc *	2,188	28,422
Burlington Stores Inc *	1,424	80,086
Caesars Acquisition Co ‘A’ *	8,107	49,615
Caesars Entertainment Corp *	9,657	65,668
CalAtlantic Group Inc	10,772	360,000
Caleres Inc	7,112	201,199
Callaway Golf Co	13,972	127,425
Cambium Learning Group Inc *	2,210	9,437
Career Education Corp *	12,019	54,566
Carmike Cinemas Inc *	4,153	124,756
Carriage Services Inc	2,199	47,520
Carrols Restaurant Group Inc *	845	12,202
Cavco Industries Inc *	341	31,870
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,222	8,216
Century Communities Inc *	2,494	42,573
Chegg Inc *	8,661	38,628
Cherokee Inc *	109	1,939
Christopher & Banks Corp *	6,608	15,793
Citi Trends Inc	2,534	45,181
Columbia Sportswear Co	1,554	93,380
Conn’s Inc *	4,266	53,154
Cooper Tire & Rubber Co	9,104	337,030
Cooper-Standard Holding Inc *	2,248	161,496

	Shares	Value
Core-Mark Holding Co Inc	1,980	$161,489
Cracker Barrel Old Country Store Inc	211	32,213
Crocs Inc *	3,103	29,851
Crown Media Holdings Inc ‘A’ *	1,096	5,568
CSS Industries Inc	1,625	45,386
Cumulus Media Inc ‘A’ *	23,785	11,043
Daily Journal Corp *	190	37,181
Dana Holding Corp	12,869	181,324
Deckers Outdoor Corp *	2,522	151,093
Del Frisco’s Restaurant Group Inc *	4,017	66,602
Denny’s Corp *	4,122	42,704
Destination XL Group Inc *	4,882	25,240
DeVry Education Group Inc	11,412	197,085
DineEquity Inc	208	19,433
DreamWorks Animation SKG Inc ‘A’ *	13,505	336,950
Duluth Holdings Inc *	562	10,953
Eldorado Resorts Inc *	2,509	28,703
Empire Resorts Inc *	48	655
Entercom Communications Corp ‘A’ *	4,435	46,922
Entravision Communications Corp ‘A’	674	5,015
Eros International PLC *	4,986	57,389
Escalade Inc	1,297	15,266
Ethan Allen Interiors Inc	4,548	144,717
EVINE Live Inc *	7,297	8,538
Express Inc *	1,520	32,543
Federal-Mogul Holdings Corp *	5,216	51,534
Fenix Parts Inc *	692	3,183
Flexsteel Industries Inc	1,015	44,335
Fogo De Chao Inc *	258	4,027
Fred’s Inc ‘A’	6,650	99,152
FTD Cos Inc *	3,359	88,174
Genesco Inc *	3,933	284,159
Green Brick Partners Inc *	3,866	29,343
Group 1 Automotive Inc	3,300	193,677
Guess? Inc	11,015	206,752
Harte-Hanks Inc	8,821	22,317
Haverty Furniture Cos Inc	3,668	77,615
Helen of Troy Ltd *	2,988	309,826
Hemisphere Media Group Inc *	1,626	21,349
Hooker Furniture Corp	1,745	57,323
Horizon Global Corp *	2,969	37,350
Houghton Mifflin Harcourt Co *	20,437	407,514
Hovnanian Enterprises Inc ‘A’ *	22,526	35,141
Iconix Brand Group Inc *	8,731	70,285
International Speedway Corp ‘A’	4,951	182,741
Intrawest Resorts Holdings Inc *	2,713	23,196
iRobot Corp *	4,334	152,990
Isle of Capri Casinos Inc *	182	2,548
J Alexander’s Holdings Inc *	2,496	26,358
JAKKS Pacific Inc *	2,528	18,808
Johnson Outdoors Inc ‘A’	885	19,665
Journal Media Group Inc	4,047	48,402
K12 Inc *	5,901	58,361
KB Home	13,548	193,465
Kona Grill Inc *	719	9,311
La-Z-Boy Inc	5,622	150,332
Lands’ End Inc *	2,388	60,918
LGI Homes Inc *	1,855	44,910
Libbey Inc	230	4,278
Liberty TripAdvisor Holdings Inc ‘A’ *	9,488	210,254
Lifetime Brands Inc	1,885	28,407
Lumber Liquidators Holdings Inc *	4,779	62,700
M/I Homes Inc *	3,697	68,949
MarineMax Inc *	2,172	42,289
Marriott Vacations Worldwide Corp	1,810	122,175
MCBC Holdings Inc *	414	5,829
MDC Holdings Inc	4,594	115,126
MDC Partners Inc ‘A’	5,700	134,520
Media General Inc *	17,105	278,983
Meredith Corp	6,578	312,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Meritage Homes Corp *	6,631	$241,766
Metaldyne Performance Group Inc	881	14,810
Modine Manufacturing Co *	8,368	92,132
Monarch Casino & Resort Inc *	1,620	31,525
Morgans Hotel Group Co *	2,738	3,778
Motorcar Parts of America Inc *	249	9,457
Movado Group Inc	2,890	79,562
NACCO Industries Inc ‘A’	750	43,058
National CineMedia Inc	8,439	128,357
New Media Investment Group Inc	8,047	133,902
Noodles & Co *	543	6,440
Ollie’s Bargain Outlet Holdings Inc *	528	12,371
Penn National Gaming Inc *	13,259	221,293
Performance Sports Group Ltd *	7,386	23,487
Perry Ellis International Inc *	2,098	38,624
Planet Fitness Inc ‘A’ *	1,146	18,611
Reading International Inc ‘A’ *	2,184	26,164
Regis Corp *	6,469	98,264
Rent-A-Center Inc	9,548	151,336
Ruby Tuesday Inc *	10,751	57,840
Ruth’s Hospitality Group Inc	2,120	39,029
Saga Communications Inc ‘A’	643	25,759
Scholastic Corp	4,758	177,806
Sequential Brands Group Inc *	1,381	8,825
Shake Shack Inc ‘A’ *	150	5,598
Shoe Carnival Inc	2,689	72,495
Shutterfly Inc *	2,318	107,486
Sizmek Inc *	3,958	11,478
Skullcandy Inc *	3,050	10,858
Sonic Automotive Inc ‘A’	5,384	99,496
Sonic Corp	2,436	85,650
Speedway Motorsports Inc	2,017	39,997
Sportsman’s Warehouse Holdings Inc *	1,938	24,419
Stage Stores Inc	5,595	45,096
Standard Motor Products Inc	3,561	123,389
Stein Mart Inc	5,040	36,943
Strattec Security Corp	497	28,523
Strayer Education Inc *	1,143	55,721
Superior Industries International Inc	4,182	92,339
Taylor Morrison Home Corp ‘A’ *	5,949	84,000
The Cato Corp ‘A’	3,867	149,073
The Children’s Place Inc	2,705	225,786
The EW Scripps Co ‘A’	3,902	60,832
The Finish Line Inc ‘A’	5,931	125,144
The Marcus Corp	3,172	60,109
The New Home Co Inc *	1,672	20,499
The New York Times Co ‘A’	19,645	244,777
Tilly’s Inc ‘A’ *	2,175	14,551
Time Inc	19,605	302,701
Tower International Inc	1,668	45,370
Townsquare Media Inc ‘A’ *	1,227	13,755
TRI Pointe Group Inc *	27,335	322,006
Tribune Publishing Co	2,118	16,351
Tuesday Morning Corp *	1,456	11,910
Unifi Inc *	2,437	55,832
Universal Electronics Inc *	422	26,160
Universal Technical Institute Inc	3,779	16,288
Vera Bradley Inc *	3,736	75,990
Vitamin Shoppe Inc *	4,375	135,450
VOXX International Corp *	3,247	14,514
WCI Communities Inc *	2,723	50,593
Weight Watchers International Inc *	455	6,611
West Marine Inc *	3,038	27,615
Weyco Group Inc	1,053	28,031
William Lyon Homes ‘A’ *	3,022	43,789
Wingstop Inc *	268	6,078
Winnebago Industries Inc	405	9,092
ZAGG Inc *	233	2,099
Zumiez Inc *	679	13,526

		14,712,886

	Shares	Value
Consumer Staples - 3.5%

Alico Inc	609	$16,814
Amplify Snack Brands Inc *	1,060	15,179
Arcadia Biosciences Inc *	658	1,829
B&G Foods Inc	555	19,320
Central Garden & Pet Co ‘A’ *	6,687	108,931
Coca-Cola Bottling Co Consolidated	69	11,023
Craft Brew Alliance Inc *	1,309	10,773
Darling Ingredients Inc *	29,544	389,094
Dean Foods Co	9,117	157,906
Elizabeth Arden Inc *	4,442	36,380
Fairway Group Holdings Corp *	1,930	676
Fresh Del Monte Produce Inc	5,916	248,886
HRG Group Inc *	7,742	107,846
Ingles Markets Inc ‘A’	1,754	65,775
Inter Parfums Inc	1,753	54,168
John B Sanfilippo & Son Inc	1,117	77,174
Lancaster Colony Corp	1,148	126,934
Landec Corp *	3,645	38,273
National Beverage Corp *	124	5,248
Nature’s Sunshine Products Inc	1,862	17,875
Nutraceutical International Corp *	1,593	38,790
Oil-Dri Corp of America	853	28,814
Omega Protein Corp *	3,819	64,694
Orchids Paper Products Co	1,189	32,709
Performance Food Group Co *	1,240	28,954
Post Holdings Inc *	10,953	753,238
Revlon Inc ‘A’ *	1,475	53,705
Sanderson Farms Inc	3,991	359,908
Seaboard Corp *	42	126,126
Seneca Foods Corp ‘A’ *	1,309	45,475
Smart & Final Stores Inc *	4,220	68,364
Snyder’s-Lance Inc	8,862	278,976
SpartanNash Co	6,706	203,259
SUPERVALU Inc *	46,812	269,637
Synutra International Inc *	450	2,237
The Andersons Inc	5,105	160,348
Tootsie Roll Industries Inc	2,223	77,677
TreeHouse Foods Inc *	10,034	870,450
United Natural Foods Inc *	721	29,056
Universal Corp	4,042	229,626
Village Super Market Inc ‘A’	1,236	29,862
Weis Markets Inc	1,966	88,588

		5,350,597

Energy - 4.1%

Abraxas Petroleum Corp *	16,443	16,607
Adams Resources & Energy Inc	381	15,232
Alon USA Energy Inc	5,437	56,110
Approach Resources Inc *	5,554	6,443
Archrock Inc (Greece)	12,182	97,456
Ardmore Shipping Corp (Ireland)	3,162	26,719
Atwood Oceanics Inc	11,561	106,014
Basic Energy Services Inc *	7,034	19,414
Bill Barrett Corp *	9,215	57,317
Bonanza Creek Energy Inc *	9,251	14,709
Bristow Group Inc	6,310	119,385
C&J Energy Services Ltd *	9,629	13,577
Callon Petroleum Co *	17,312	153,211
CARBO Ceramics Inc	3,460	49,132
Carrizo Oil & Gas Inc *	9,878	305,428
Clayton Williams Energy Inc *	999	8,911
Clean Energy Fuels Corp *	14,166	41,506
Cloud Peak Energy Inc *	10,561	20,594
Contango Oil & Gas Co *	2,987	35,217
Delek US Holdings Inc	4,695	71,552
DHT Holdings Inc	16,745	96,451
Dorian LPG Ltd *	4,422	41,567
Earthstone Energy Inc *	177	2,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Eclipse Resources Corp *	7,707	$11,098
Energy Fuels Inc * (Canada)	3,267	7,220
Energy XXI Ltd	16,128	10,046
Era Group Inc *	3,525	33,064
Erin Energy Corp *	1,743	3,277
EXCO Resources Inc *	26,577	26,287
Exterran Corp *	6,269	96,919
Fairmount Santrol Holdings Inc *	974	2,445
Forum Energy Technologies Inc *	10,684	141,029
Frontline Ltd (Norway)	8,612	72,082
GasLog Ltd (Monaco)	7,357	71,657
Gastar Exploration Inc *	12,518	13,770
Gener8 Maritime Inc *	2,934	20,714
Geospace Technologies Corp *	2,295	28,320
Green Plains Inc	6,857	109,438
Gulfmark Offshore Inc ‘A’ *	4,968	30,653
Halcon Resources Corp *	12,729	12,234
Hallador Energy Co	1,276	5,831
Helix Energy Solutions Group Inc *	18,656	104,474
Hornbeck Offshore Services Inc *	5,715	56,750
Independence Contract Drilling Inc *	2,846	13,575
ION Geophysical Corp *	1,541	12,451
Jones Energy Inc ‘A’ *	4,893	16,294
Key Energy Services Inc *	19,835	7,327
Matador Resources Co *	5,862	111,144
Matrix Service Co *	4,682	82,871
McDermott International Inc *	42,746	174,831
Natural Gas Services Group Inc *	2,203	47,651
Navios Maritime Acquisition Corp	13,798	21,939
Newpark Resources Inc *	14,731	63,638
Nordic American Offshore Ltd * (Norway)	3,195	14,314
Nordic American Tankers Ltd	15,874	223,665
North Atlantic Drilling Ltd * (Norway)	1,029	2,819
Northern Oil & Gas Inc *	11,037	44,038
Oasis Petroleum Inc *	32,401	235,879
Oil States International Inc *	9,231	290,961
Pacific Ethanol Inc *	5,917	27,692
Panhandle Oil & Gas Inc ‘A’	1,578	27,315
Par Pacific Holdings Inc *	209	3,921
Parker Drilling Co *	22,453	47,600
Parsley Energy Inc ‘A’ *	11,560	261,256
PDC Energy Inc *	8,241	489,927
Peabody Energy Corp	3,199	7,422
PHI Inc *	1,999	37,761
Pioneer Energy Services Corp *	10,869	23,912
Renewable Energy Group Inc *	7,716	72,839
REX American Resources Corp *	1,027	56,968
Rex Energy Corp *	7,887	6,060
Ring Energy Inc *	4,227	21,346
RSP Permian Inc *	11,739	340,901
Sanchez Energy Corp *	7,962	43,711
Scorpio Tankers Inc (Monaco)	32,016	186,653
SEACOR Holdings Inc *	3,095	168,523
Seventy Seven Energy Inc *	9,253	5,368
Ship Finance International Ltd (Norway)	10,571	146,831
Stone Energy Corp *	9,680	7,647
Synergy Resources Corp *	19,200	149,184
Teekay Tankers Ltd ‘A’ (Bermuda)	17,361	63,715
Tesco Corp	7,083	60,985
TETRA Technologies Inc *	14,331	91,002
Tidewater Inc	8,752	59,776
TransAtlantic Petroleum Ltd *	3,717	2,788
Triangle Petroleum Corp *	7,654	4,151
Ultra Petroleum Corp *	14,363	7,153
Unit Corp *	8,821	77,713
W&T Offshore Inc *	6,001	13,142
Westmoreland Coal Co *	3,371	24,305

		6,132,967

	Shares	Value
Financials - 41.9%

1st Source Corp	2,845	$90,585
Acadia Realty Trust REIT	12,205	428,762
Access National Corp	1,213	24,054
AG Mortgage Investment Trust Inc REIT	5,158	67,415
Agree Realty Corp REIT	3,691	141,993
Alexander & Baldwin Inc	8,731	320,253
Alexander’s Inc REIT	26	9,894
Allegiance Bancshares Inc *	621	11,408
Altisource Asset Management Corp *	29	342
Altisource Residential Corp REIT	10,145	121,740
Ambac Financial Group Inc *	5,931	93,710
American Assets Trust Inc REIT	681	27,186
American Capital Mortgage Investment Corp REIT	8,711	127,877
American Equity Investment Life Holding Co	13,170	221,256
American National Bankshares Inc	1,525	38,628
Ameris Bancorp	5,753	170,174
AMERISAFE Inc	3,407	179,004
Ames National Corp	1,594	39,467
Anchor BanCorp Wisconsin Inc *	1,420	63,985
Anworth Mortgage Asset Corp REIT	18,502	86,219
Apollo Commercial Real Estate Finance Inc REIT	10,538	171,769
Apollo Residential Mortgage Inc REIT	5,709	76,615
Ares Commercial Real Estate Corp REIT	4,838	52,976
Argo Group International Holdings Ltd	4,994	286,606
Arlington Asset Investment Corp ‘A’	3,015	37,778
Armada Hoffler Properties Inc REIT	5,351	60,199
ARMOUR Residential REIT Inc	6,668	143,562
Arrow Financial Corp	1,975	52,476
Ashford Hospitality Prime Inc REIT	4,828	56,343
Ashford Hospitality Trust Inc REIT	14,675	93,627
Astoria Financial Corp	16,056	254,327
Atlas Financial Holdings Inc *	1,017	18,448
AV Homes Inc *	2,033	23,095
Baldwin & Lyons Inc ‘B’	1,798	44,249
Banc of California Inc	7,880	137,900
BancFirst Corp	1,309	74,652
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	5,435	131,636
BancorpSouth Inc	17,217	366,894
Bank Mutual Corp	8,027	60,764
Bank of Marin Bancorp	1,036	50,992
BankFinancial Corp	3,103	36,677
Banner Corp	3,745	157,440
Bar Harbor Bankshares	1,084	36,010
BBCN Bancorp Inc	14,192	215,576
BBX Capital Corp ‘A’ *	419	6,687
Bear State Financial Inc *	2,274	21,080
Beneficial Bancorp Inc *	14,749	201,914
Berkshire Hills Bancorp Inc	5,296	142,409
Blue Hills Bancorp Inc	5,091	69,594
Bluerock Residential Growth REIT Inc	3,640	39,603
BNC Bancorp	4,620	97,574
Boston Private Financial Holdings Inc	14,860	170,147
Bridge Bancorp Inc	2,675	81,507
Brookline Bancorp Inc	12,525	137,900
Bryn Mawr Bank Corp	3,002	77,241
BSB Bancorp Inc *	1,395	31,346
C1 Financial Inc *	1,017	24,611
Calamos Asset Management Inc ‘A’	3,201	27,176
Camden National Corp	1,302	54,684
Capital Bank Financial Corp ‘A’	3,790	116,921
Capital City Bank Group Inc	1,835	26,773
Capitol Federal Financial Inc	24,944	330,757
Capstead Mortgage Corp REIT	17,199	170,098
Cardinal Financial Corp	5,412	110,134
Cascade Bancorp *	5,347	30,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Cash America International Inc	4,508	$174,189
CatchMark Timber Trust Inc ‘A’ REIT	6,826	73,926
Cathay General Bancorp	14,204	402,399
Cedar Realty Trust Inc REIT	15,366	111,096
CenterState Banks Inc	8,132	121,085
Central Pacific Financial Corp	4,176	90,912
Century Bancorp Inc ‘A’	594	23,113
Charter Financial Corp	2,829	38,192
Chatham Lodging Trust REIT	6,934	148,596
Chemical Financial Corp	5,992	213,854
Chesapeake Lodging Trust REIT	10,677	282,513
Citizens & Northern Corp	2,077	41,291
Citizens Inc *	8,590	62,192
City Holding Co	2,726	130,248
Clifton Bancorp Inc	4,490	67,889
CNB Financial Corp	2,503	44,028
CNO Financial Group Inc	33,183	594,639
CoBiz Financial Inc	6,530	77,185
Colony Capital Inc ‘A’ REIT	20,044	336,138
Colony Starwood Homes REIT	6,897	170,701
Columbia Banking System Inc	10,258	306,919
Community Bank System Inc	7,603	290,511
Community Trust Bancorp Inc	2,732	96,494
CommunityOne Bancorp *	2,063	27,397
ConnectOne Bancorp Inc	5,223	85,396
Consolidated-Tomoka Land Co	546	25,192
CorEnergy Infrastructure Trust Inc REIT	2,170	43,639
Cousins Properties Inc REIT	38,733	402,049
Cowen Group Inc ‘A’ *	17,704	67,452
Crawford & Co ‘B’	3,606	23,367
CU Bancorp *	3,055	64,674
CubeSmart REIT	6,669	222,078
Customers Bancorp Inc *	4,822	113,944
CVB Financial Corp	18,889	329,613
CyrusOne Inc REIT	1,137	51,904
CYS Investments Inc REIT	28,303	230,386
DCT Industrial Trust Inc REIT	15,814	624,179
DiamondRock Hospitality Co REIT	35,931	363,622
Dime Community Bancshares Inc	5,615	98,936
Donegal Group Inc ‘A’	1,497	21,527
DuPont Fabros Technology Inc REIT	7,268	294,572
Dynex Capital Inc REIT	9,172	60,994
Eagle Bancorp Inc *	1,338	64,224
EastGroup Properties Inc REIT	4,600	277,702
Education Realty Trust Inc REIT	11,255	468,208
EMC Insurance Group Inc	1,420	36,423
Employers Holdings Inc	2,200	61,908
Encore Capital Group Inc *	3,946	101,570
Enova International Inc *	734	4,632
Enstar Group Ltd * (Bermuda)	1,625	264,192
Enterprise Bancorp Inc	1,297	34,033
Enterprise Financial Services Corp	3,547	95,911
EPR Properties REIT	10,154	676,459
Equity Bancshares Inc ‘A’ *	485	10,185
Equity One Inc REIT	12,896	369,599
EverBank Financial Corp	17,329	261,495
EZCORP Inc ‘A’ *	8,884	26,385
Farmers Capital Bank Corp	1,296	34,240
FBL Financial Group Inc ‘A’	1,752	107,783
FCB Financial Holdings Inc ‘A’ *	4,995	166,134
Federal Agricultural Mortgage Corp ‘C’	1,750	66,028
Federated National Holding Co	2,647	52,040
FelCor Lodging Trust Inc REIT	25,723	208,871
Fidelity & Guaranty Life	2,131	55,917
Fidelity Southern Corp	3,514	56,365
Financial Institutions Inc	2,457	71,425
First American Financial Corp	19,308	735,828
First Bancorp Inc	1,846	36,015
First Bancorp NC	3,410	64,279
First BanCorp PR *	20,559	60,032

	Shares	Value
First Busey Corp	4,199	$85,996
First Business Financial Services Inc	1,547	35,473
First Cash Financial Services Inc	423	19,483
First Citizens BancShares Inc ‘A’	1,367	343,213
First Commonwealth Financial Corp	15,919	141,042
First Community Bancshares Inc	2,776	55,076
First Connecticut Bancorp Inc	2,780	44,369
First Defiance Financial Corp	1,690	64,913
First Financial Bancorp	11,025	200,434
First Financial Bankshares Inc	4,798	141,925
First Financial Corp	1,918	65,615
First Industrial Realty Trust Inc REIT	19,285	438,541
First Interstate BancSystem Inc ‘A’	3,524	99,130
First Merchants Corp	7,220	170,175
First Midwest Bancorp Inc	13,917	250,784
First NBC Bank Holding Co *	2,798	57,611
First Potomac Realty Trust REIT	10,700	96,942
FirstMerit Corp	29,463	620,196
Flagstar Bancorp Inc *	3,702	79,445
Flushing Financial Corp	5,265	113,829
FNB Corp	36,140	470,181
FNFV Group *	13,032	141,397
Forestar Group Inc *	5,865	76,480
Fox Chase Bancorp Inc	2,148	41,499
Franklin Financial Network Inc *	935	25,245
Franklin Street Properties Corp REIT	16,142	171,267
FRP Holdings Inc *	1,248	44,429
Fulton Financial Corp	31,399	420,119
GAIN Capital Holdings Inc	4,788	31,409
German American Bancorp Inc	2,681	86,328
Getty Realty Corp REIT	4,617	91,555
Glacier Bancorp Inc	13,446	341,797
Gladstone Commercial Corp REIT	4,059	66,486
Global Indemnity PLC *	1,564	48,687
Government Properties Income Trust REIT	10,335	184,480
Gramercy Property Trust REIT	74,693	631,156
Great Ajax Corp REIT	904	10,116
Great Southern Bancorp Inc	1,838	68,245
Great Western Bancorp Inc	7,361	200,734
Green Bancorp Inc *	2,429	18,388
Green Dot Corp ‘A’ *	8,198	188,308
Greenlight Capital Re Ltd ‘A’ *	5,245	114,289
Guaranty Bancorp	2,566	39,670
Hallmark Financial Services Inc *	2,757	31,706
Hampton Roads Bankshares Inc *	5,903	10,448
Hancock Holding Co	13,902	319,190
Hanmi Financial Corp	5,734	126,263
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,848	131,619
Hatteras Financial Corp REIT	17,318	247,647
HCI Group Inc	1,343	44,722
Healthcare Realty Trust Inc REIT	17,816	550,336
Heartland Financial USA Inc	3,391	104,409
Heritage Commerce Corp	4,254	42,583
Heritage Financial Corp	5,444	95,651
Heritage Insurance Holdings Inc	1,647	26,303
Heritage Oaks Bancorp	3,955	30,809
Hersha Hospitality Trust REIT	8,291	176,930
Highwoods Properties Inc REIT	16,697	798,284
Hilltop Holdings Inc *	8,743	165,068
Hingham Institution for Savings	233	27,753
Home BancShares Inc	1,887	77,273
HomeStreet Inc *	3,055	63,575
HomeTrust Bancshares Inc *	3,327	60,984
Horace Mann Educators Corp	7,167	227,122
Horizon Bancorp	1,988	49,143
Houlihan Lokey Inc	1,452	36,155
Hudson Pacific Properties Inc REIT	13,298	384,578
IBERIABANK Corp	6,811	349,200
Impac Mortgage Holdings Inc *	113	1,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Independence Holding Co	1,384	$22,033
Independence Realty Trust Inc REIT	6,395	45,532
Independent Bank Corp MA	4,661	214,220
Independent Bank Corp MI	3,755	54,635
Independent Bank Group Inc	1,704	46,690
Infinity Property & Casualty Corp	1,997	160,758
InfraREIT Inc	3,866	65,915
International Bancshares Corp	9,661	238,240
INTL. FCStone Inc *	1,953	52,204
Invesco Mortgage Capital Inc REIT	20,438	248,935
Investment Technology Group Inc	4,720	104,312
Investors Bancorp Inc	58,302	678,635
Investors Real Estate Trust REIT	22,011	159,800
iStar Inc REIT *	13,821	133,511
James River Group Holdings Ltd	2,021	65,197
Janus Capital Group Inc	24,077	352,247
KCG Holdings Inc ‘A’ *	5,531	66,095
Kearny Financial Corp	16,657	205,714
Kemper Corp	7,800	230,646
Kennedy-Wilson Holdings Inc	15,009	328,697
Kite Realty Group Trust REIT	14,891	412,630
Ladder Capital Corp REIT	7,978	99,326
Ladenburg Thalmann Financial Services Inc *	16,208	40,520
Lakeland Bancorp Inc	7,231	73,395
Lakeland Financial Corp	2,960	135,509
LaSalle Hotel Properties REIT	20,172	510,553
LegacyTexas Financial Group Inc	8,517	167,359
Lexington Realty Trust REIT	36,707	315,680
Live Oak Bancshares Inc	967	14,505
LTC Properties Inc REIT	6,274	283,836
Mack-Cali Realty Corp REIT	15,907	373,814
Maiden Holdings Ltd	8,082	104,581
MainSource Financial Group Inc	3,880	81,829
Marlin Business Services Corp	1,481	21,193
MB Financial Inc	13,357	433,435
MBIA Inc *	21,200	187,620
Medical Properties Trust Inc REIT	41,672	540,903
Mercantile Bank Corp	2,917	65,399
Merchants Bancshares Inc	869	25,844
Meridian Bancorp Inc	8,382	116,677
Meta Financial Group Inc	1,325	60,420
MGIC Investment Corp *	33,608	257,773
MidWestOne Financial Group Inc	1,340	36,783
Moelis & Co ‘A’	328	9,259
Monmouth Real Estate Investment Corp REIT	11,296	134,309
Monogram Residential Trust Inc REIT	29,837	294,193
National Bank Holdings Corp ‘A’	5,280	107,659
National Bankshares Inc	1,208	41,459
National Commerce Corp *	1,018	24,035
National General Holdings Corp	6,039	130,382
National Health Investors Inc REIT	4,403	292,888
National Interstate Corp	1,058	31,655
National Penn Bancshares Inc	24,410	259,722
National Storage Affiliates Trust REIT	300	6,360
National Western Life Group Inc ‘A’	413	95,250
Nationstar Mortgage Holdings Inc *	6,758	66,904
NBT Bancorp Inc	7,838	211,234
Nelnet Inc ‘A’	3,998	157,401
New Residential Investment Corp REIT	41,212	479,296
New Senior Investment Group Inc REIT	14,880	153,264
New York Mortgage Trust Inc REIT	20,203	95,762
New York REIT Inc	29,077	293,678
NewStar Financial Inc *	4,161	36,409
NexPoint Residential Trust Inc REIT	3,308	43,302
NMI Holdings Inc ‘A’ *	8,829	44,586
Northfield Bancorp Inc	8,363	137,488
Northwest Bancshares Inc	18,027	243,545
OceanFirst Financial Corp	2,347	41,495

	Shares	Value
Ocwen Financial Corp *	18,731	$46,266
OFG Bancorp	7,968	55,696
Old National Bancorp	20,902	254,795
Old Second Bancorp Inc *	5,063	36,302
One Liberty Properties Inc REIT	2,183	48,921
OneBeacon Insurance Group Ltd ‘A’	4,272	54,383
Oppenheimer Holdings Inc ‘A’	1,771	27,946
Opus Bank	1,902	64,668
Orchid Island Capital Inc REIT	4,123	42,756
Oritani Financial Corp	7,855	133,299
Pacific Continental Corp	3,380	54,519
Pacific Premier Bancorp Inc *	4,922	105,183
Park National Corp	2,325	209,250
Park Sterling Corp	8,856	59,070
Parkway Properties Inc REIT	15,215	238,267
Peapack Gladstone Financial Corp	2,989	50,514
Pebblebrook Hotel Trust REIT	12,856	373,724
Penns Woods Bancorp Inc	844	32,528
Pennsylvania Real Estate Investment Trust REIT	12,356	269,979
PennyMac Financial Services Inc ‘A’ *	727	8,550
PennyMac Mortgage Investment Trust REIT	8,472	115,558
People’s Utah Bancorp	508	8,042
Peoples Bancorp Inc	3,215	62,821
Peoples Financial Services Corp	1,314	48,881
PHH Corp *	8,063	101,110
Physicians Realty Trust REIT	19,369	359,876
PICO Holdings Inc *	3,944	40,347
Pinnacle Financial Partners Inc	5,899	289,405
Piper Jaffray Cos *	2,416	119,737
Potlatch Corp REIT	1,949	61,394
Preferred Apartment Communities Inc ‘A’ REIT	3,813	48,349
Preferred Bank	2,115	63,979
Primerica Inc	8,684	386,699
PrivateBancorp Inc	13,986	539,860
Prosperity Bancshares Inc	12,479	578,901
Provident Financial Services Inc	11,692	236,061
PS Business Parks Inc REIT	3,085	310,073
QCR Holdings Inc	2,134	50,896
QTS Realty Trust Inc ‘A’ REIT	279	13,219
Radian Group Inc	32,429	402,120
RAIT Financial Trust REIT	15,676	49,223
Ramco-Gershenson Properties Trust REIT	14,149	255,106
RE/MAX Holdings Inc ‘A’	2,068	70,932
Redwood Trust Inc REIT	14,010	183,251
Regional Management Corp *	1,754	30,011
Renasant Corp	6,651	218,884
Republic Bancorp Inc ‘A’	1,720	44,428
Resource America Inc ‘A’	2,193	12,654
Resource Capital Corp REIT	5,961	67,061
Retail Opportunity Investments Corp REIT	17,652	355,158
Rexford Industrial Realty Inc REIT	9,921	180,165
RLI Corp	7,248	484,601
RLJ Lodging Trust REIT	14,197	324,827
Rouse Properties Inc REIT	6,582	120,977
S&T Bancorp Inc	6,217	160,150
Sabra Health Care REIT Inc	9,941	199,715
Safeguard Scientifics Inc *	3,614	47,886
Safety Insurance Group Inc	2,683	153,092
Sandy Spring Bancorp Inc	4,416	122,897
Saul Centers Inc REIT	218	11,558
Seacoast Banking Corp of Florida *	4,137	65,323
Select Income REIT	11,238	259,036
Selective Insurance Group Inc	10,124	370,640
ServisFirst Bancshares Inc	3,978	176,623
Sierra Bancorp	2,027	36,790
Silver Bay Realty Trust Corp REIT	6,682	99,228
Simmons First National Corp ‘A’	5,316	239,592
South State Corp	4,080	262,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Southside Bancshares Inc	4,552	$118,671
Southwest Bancorp Inc	3,300	49,665
Sovran Self Storage Inc REIT	900	106,155
STAG Industrial Inc REIT	11,689	237,988
State Auto Financial Corp	2,759	60,864
State Bank Financial Corp	6,438	127,215
State National Cos Inc	5,078	63,983
Sterling Bancorp	21,369	340,408
Stewart Information Services Corp	3,769	136,739
Stifel Financial Corp *	12,160	359,936
Stock Yards Bancorp Inc	2,647	101,989
Stonegate Bank	1,941	58,152
Stonegate Mortgage Corp *	2,170	12,456
STORE Capital Corp REIT	7,206	186,491
Suffolk Bancorp	2,048	51,692
Summit Hotel Properties Inc REIT	15,625	187,031
Sun Bancorp Inc *	1,620	33,550
Sun Communities Inc REIT	7,556	541,085
Sunstone Hotel Investors Inc REIT	37,202	520,828
Talmer Bancorp Inc ‘A’	9,112	164,836
Tejon Ranch Co *	2,416	49,697
Terreno Realty Corp REIT	7,715	180,917
Territorial Bancorp Inc	1,461	38,074
Texas Capital Bancshares Inc *	7,601	291,726
The Bancorp Inc *	5,718	32,707
The First of Long Island Corp	2,121	60,449
The GEO Group Inc REIT	13,301	461,146
The JG Wentworth Co ‘A’ *	2,236	2,728
The Navigators Group Inc *	1,912	160,359
The RMR Group Inc ‘A’ *	1,336	33,413
The St Joe Co *	8,906	152,738
Third Point Reinsurance Ltd * (Bermuda)	14,223	161,716
Tiptree Financial Inc ‘A’	5,143	29,315
Tompkins Financial Corp	2,668	170,752
Towne Bank	8,115	155,727
TriCo Bancshares	4,078	103,255
TriState Capital Holdings Inc *	3,657	46,078
Triumph Bancorp Inc *	2,646	41,886
TrustCo Bank Corp NY	16,619	100,711
Trustmark Corp	12,056	277,650
UMB Financial Corp	6,992	360,997
UMH Properties Inc REIT	4,074	40,414
Umpqua Holdings Corp	39,212	621,902
Union Bankshares Corp	8,033	197,853
United Bankshares Inc	12,337	452,768
United Community Banks Inc	9,494	175,354
United Community Financial Corp	8,486	49,813
United Development Funding IV REIT +	5,273	16,874
United Financial Bancorp Inc	7,268	91,504
United Fire Group Inc	3,624	158,804
United Insurance Holdings Corp	3,035	58,302
Univest Corp of Pennsylvania	3,409	66,510
Urstadt Biddle Properties Inc ‘A’ REIT	3,434	71,942
Valley National Bancorp	41,420	395,147
Virtus Investment Partners Inc	1,082	84,515
Walker & Dunlop Inc *	2,478	60,141
Walter Investment Management Corp *	6,552	50,057
Washington REIT	12,167	355,398
Washington Federal Inc	16,864	381,970
Washington Trust Bancorp Inc	2,655	99,085
Waterstone Financial Inc	4,875	66,690
Webster Financial Corp	16,150	579,785
WesBanco Inc	6,861	203,840
West Bancorp Inc	2,774	50,570
Westamerica Bancorp	4,566	222,410
Western Alliance Bancorp *	7,473	249,449
Western Asset Mortgage Capital Corp REIT	7,819	78,581
Whitestone REIT	5,056	63,554
Wilshire Bancorp Inc	12,622	130,007
Wintrust Financial Corp	8,440	374,230

	Shares	Value
World Acceptance Corp *	488	$18,505
WSFS Financial Corp	5,188	168,714
Xenia Hotels & Resorts Inc REIT	20,021	312,728
Yadkin Financial Corp	7,723	182,803

		63,578,878

Health Care - 4.1%

ACADIA Pharmaceuticals Inc *	1,157	32,350
Aceto Corp	664	15,644
Aclaris Therapeutics Inc *	158	2,994
Acorda Therapeutics Inc *	693	18,330
Adamas Pharmaceuticals Inc *	2,119	30,641
Addus HomeCare Corp *	1,024	17,603
Affymetrix Inc *	9,993	140,002
Agenus Inc *	2,233	9,289
Aimmune Therapeutics Inc *	192	2,604
Akebia Therapeutics Inc *	5,563	50,123
Alliance HealthCare Services Inc *	517	3,717
Almost Family Inc *	1,268	47,220
Amedisys Inc *	1,066	51,530
Amphastar Pharmaceuticals Inc *	1,844	22,128
Amsurg Corp *	7,271	542,417
Analogic Corp	2,027	160,153
AngioDynamics Inc *	4,421	54,334
Anika Therapeutics Inc *	586	26,206
Aratana Therapeutics Inc *	409	2,258
Array BioPharma Inc *	4,560	13,452
Arrowhead Research Corp *	4,434	21,372
Assembly Biosciences Inc *	115	577
AtriCure Inc *	1,227	20,650
Avexis Inc *	155	4,222
Axovant Sciences Ltd *	260	2,985
BioCryst Pharmaceuticals Inc *	2,332	6,600
BioScrip Inc *	12,078	25,847
Calithera Biosciences Inc *	1,990	11,303
Cardiovascular Systems Inc *	237	2,458
Celldex Therapeutics Inc *	1,555	5,878
Cerus Corp *	2,731	16,195
Chiasma Inc *	166	1,521
ConforMIS Inc *	450	4,838
CONMED Corp	4,933	206,890
Cross Country Healthcare Inc *	2,062	23,981
CryoLife Inc	4,385	47,139
Cutera Inc *	816	9,180
Cynosure Inc ‘A’ *	324	14,295
Cytokinetics Inc *	2,820	19,881
CytomX Therapeutics Inc *	203	2,619
Dermira Inc *	1,748	36,149
Edge Therapeutics Inc *	252	2,306
Editas Medicine Inc *	186	6,424
Emergent BioSolutions Inc *	1,587	57,687
Endocyte Inc *	6,377	19,769
Entellus Medical Inc *	135	2,456
Evolent Health Inc ‘A’ *	716	7,561
Exactech Inc *	1,744	35,333
Five Star Quality Care Inc *	7,587	17,374
Genesis Healthcare Inc *	3,087	7,162
Geron Corp *	1,412	4,123
Glaukos Corp *	171	2,883
Global Blood Therapeutics Inc *	119	1,887
Greatbatch Inc *	4,582	163,302
Haemonetics Corp *	4,852	169,723
Halyard Health Inc *	8,339	239,579
Harvard Bioscience Inc *	5,487	16,571
Healthways Inc *	5,749	58,007
ICU Medical Inc *	906	94,315
Idera Pharmaceuticals Inc *	981	1,942
Ignyta Inc *	1,508	10,209
Immunomedics Inc *	1,294	3,235
Innoviva Inc	1,972	24,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Inovio Pharmaceuticals Inc *	1,378	$12,002
Integra LifeSciences Holdings Corp *	2,823	190,157
Invacare Corp	5,865	77,242
Kindred Healthcare Inc	15,002	185,275
LeMaitre Vascular Inc	1,330	20,642
Lexicon Pharmaceuticals Inc *	4,539	54,241
LHC Group Inc *	2,216	78,801
LivaNova PLC *	2,391	129,066
Loxo Oncology Inc *	1,569	42,896
Luminex Corp *	7,249	140,631
Magellan Health Inc *	4,275	290,401
Meridian Bioscience Inc	1,162	23,949
Merit Medical Systems Inc *	7,883	145,757
Merrimack Pharmaceuticals Inc *	1,211	10,136
NantKwest Inc *	190	1,562
Natera Inc *	110	1,047
National HealthCare Corp	1,815	113,075
National Research Corp ‘A’	234	3,639
Navidea Biopharmaceuticals Inc *	4,771	4,506
Neos Therapeutics Inc *	136	1,467
Novocure Ltd *	280	4,054
Nuvectra Corp *	2,889	15,630
Omeros Corp *	386	5,921
OraSure Technologies Inc *	9,119	65,930
Orthofix International NV *	3,357	139,383
Osiris Therapeutics Inc *	277	1,582
Owens & Minor Inc	11,235	454,119
Oxford Immunotec Global PLC *	114	1,130
PDL BioPharma Inc	30,322	100,972
Penumbra Inc *	150	6,900
Peregrine Pharmaceuticals Inc *	1,649	693
PharMerica Corp *	5,466	120,853
Quidel Corp *	2,807	48,449
REGENXBIO Inc *	199	2,149
Rigel Pharmaceuticals Inc *	3,015	6,271
Rockwell Medical Inc *	973	7,307
RTI Surgical Inc *	1,595	6,380
SeaSpine Holdings Corp *	846	12,385
Select Medical Holdings Corp *	1,252	14,786
Seres Therapeutics Inc *	165	4,382
Spectrum Pharmaceuticals Inc *	9,103	57,895
Stemline Therapeutics Inc *	2,163	10,080
Surgery Partners Inc *	1,152	15,276
Surgical Care Affiliates Inc *	248	11,477
SurModics Inc *	1,822	33,543
Teladoc Inc *	473	4,541
The Ensign Group Inc	655	14,829
The Medicines Co *	10,657	338,573
Theravance Biopharma Inc * (Cayman)	4,967	93,380
Threshold Pharmaceuticals Inc *	422	194
Tokai Pharmaceuticals Inc *	814	4,567
TransEnterix Inc *	7,816	33,218
Triple-S Management Corp ‘B’ *	4,340	107,892
Trupanion Inc *	450	4,433
Unilife Corp *	2,940	1,999
Universal American Corp	8,682	61,989
Vanda Pharmaceuticals Inc *	1,453	12,147
Verastem Inc *	4,211	6,653
Versartis Inc *	3,705	29,714
Vocera Communications Inc *	1,600	20,400
Voyager Therapeutics Inc *	184	1,606
Wright Medical Group NV *	7,690	127,654
XOMA Corp *	2,771	2,142

		6,214,220

Industrials - 11.6%

AAR Corp	6,341	147,555
ABM Industries Inc	9,965	321,969
Acacia Research Corp	9,217	34,932
ACCO Brands Corp *	19,670	176,637

	Shares	Value
Accuride Corp *	501	$777
Actuant Corp ‘A’	10,637	262,840
Aegion Corp *	6,566	138,477
Aerojet Rocketdyne Holdings Inc *	5,942	97,330
Aerovironment Inc *	3,531	99,998
Air Transport Services Group Inc *	9,403	144,618
Aircastle Ltd	11,138	247,709
Alamo Group Inc	1,690	94,150
Albany International Corp ‘A’	4,342	163,216
Altra Industrial Motion Corp	902	25,058
Ameresco Inc ‘A’ *	3,534	16,857
American Railcar Industries Inc	1,135	46,229
American Science & Engineering Inc	1,374	38,046
Applied Industrial Technologies Inc	4,333	188,052
ArcBest Corp	3,059	66,044
Argan Inc	287	10,091
Astec Industries Inc	3,374	157,465
Atlas Air Worldwide Holdings Inc *	4,469	188,905
Barnes Group Inc	9,750	341,542
Beacon Roofing Supply Inc *	6,648	272,634
Brady Corp ‘A’	8,511	228,435
Briggs & Stratton Corp	7,960	190,403
CAI International Inc *	2,881	27,830
Casella Waste Systems Inc ‘A’ *	5,706	38,230
CBIZ Inc *	9,188	92,707
CDI Corp	2,703	16,975
CECO Environmental Corp	4,141	25,716
Celadon Group Inc	1,588	16,642
Chart Industries Inc *	5,496	119,373
CIRCOR International Inc	3,081	142,928
Civeo Corp *	18,085	22,245
CLARCOR Inc	524	30,282
Columbus McKinnon Corp	3,513	55,365
Comfort Systems USA Inc	362	11,501
Covenant Transportation Group Inc ‘A’ *	86	2,080
CRA International Inc *	1,686	33,113
Cubic Corp	3,915	156,443
Curtiss-Wright Corp	7,473	565,482
Deluxe Corp	4,041	252,522
DigitalGlobe Inc *	11,552	199,850
Douglas Dynamics Inc	2,940	67,355
Ducommun Inc *	2,010	30,652
DXP Enterprises Inc *	1,567	27,517
Eagle Bulk Shipping Inc *	3,315	1,193
EMCOR Group Inc	11,150	541,890
Encore Wire Corp	869	33,830
EnerSys	5,789	322,563
Engility Holdings Inc *	3,123	58,587
Ennis Inc	4,503	88,034
EnPro Industries Inc	1,659	95,691
ESCO Technologies Inc	4,658	181,569
Essendant Inc	6,852	218,784
Esterline Technologies Corp *	5,273	337,841
Exponent Inc	272	13,875
Federal Signal Corp	11,179	148,234
Franklin Covey Co *	1,941	34,142
Franklin Electric Co Inc	649	20,878
FreightCar America Inc	1,078	16,795
FTI Consulting Inc *	6,883	244,415
FuelCell Energy Inc *	2,873	19,450
G&K Services Inc ‘A’	957	70,100
General Cable Corp	637	7,778
Gibraltar Industries Inc *	5,506	157,472
Global Brass & Copper Holdings Inc	347	8,658
Golden Ocean Group Ltd * (Norway)	10,750	7,471
Graham Corp	1,806	35,957
Granite Construction Inc	7,000	334,600
Great Lakes Dredge & Dock Corp *	9,875	44,042
Griffon Corp	4,259	65,802
HC2 Holdings Inc *	2,036	7,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Heidrick & Struggles International Inc	3,137	$74,347
Heritage-Crystal Clean Inc *	2,074	20,616
Hill International Inc *	6,708	22,606
Hub Group Inc ‘A’ *	563	22,965
Hurco Cos Inc	1,114	36,751
Huron Consulting Group Inc *	3,414	198,661
Hyster-Yale Materials Handling Inc	1,192	79,387
ICF International Inc *	3,572	122,770
InnerWorkings Inc *	4,235	33,668
Insteel Industries Inc	295	9,018
Kadant Inc	1,671	75,462
Kaman Corp	4,449	189,928
Kelly Services Inc ‘A’	5,358	102,445
Kimball International Inc ‘B’	3,790	43,016
KLX Inc *	9,428	303,016
Korn/Ferry International	4,112	116,328
Kratos Defense & Security Solutions Inc *	7,641	37,823
Lawson Products Inc *	305	5,972
LB Foster Co ‘A’	1,820	33,051
Lindsay Corp	298	21,340
LSI Industries Inc	3,730	43,827
Lydall Inc *	1,977	64,292
Marten Transport Ltd	3,869	72,428
MasTec Inc *	11,947	241,807
Matson Inc	606	24,343
Matthews International Corp ‘A’	5,585	287,460
McGrath RentCorp	4,307	108,020
Meritor Inc *	7,281	58,685
Milacron Holdings Corp *	1,518	25,032
Miller Industries Inc	1,805	36,605
Mistras Group Inc *	1,296	32,102
Mobile Mini Inc	7,406	244,546
Moog Inc ‘A’ *	5,968	272,618
MRC Global Inc *	18,401	241,789
MSA Safety Inc	1,900	91,865
Mueller Industries Inc	3,322	97,733
MYR Group Inc *	3,518	88,337
National Presto Industries Inc	875	73,272
Navigant Consulting Inc *	8,795	139,049
Navios Maritime Holdings Inc (Monaco)	14,180	16,023
Navistar International Corp *	8,675	108,611
Neff Corp ‘A’ *	1,103	8,206
NL Industries Inc *	1,177	2,660
Northwest Pipe Co *	1,685	15,536
Orion Marine Group Inc *	4,883	25,294
Pendrell Corp *	29,502	15,636
Plug Power Inc *	12,177	24,963
Powell Industries Inc	1,660	49,485
PowerSecure International Inc *	3,359	62,780
Preformed Line Products Co	472	17,237
Primoris Services Corp	2,137	51,929
Quad/Graphics Inc	5,042	65,243
Quanex Building Products Corp	5,584	96,938
Radiant Logistics Inc *	200	714
Raven Industries Inc	5,983	95,848
Resources Connection Inc	5,668	88,194
Roadrunner Transportation Systems Inc *	2,993	37,293
RPX Corp *	8,681	97,748
Rush Enterprises Inc ‘A’ *	6,385	116,462
Safe Bulkers Inc (Greece)	5,660	4,548
Scorpio Bulkers Inc *	8,342	27,362
Simpson Manufacturing Co Inc	6,875	262,419
SkyWest Inc	9,149	182,889
SP Plus Corp *	156	3,753
Sparton Corp *	702	12,629
Standex International Corp	596	46,375
Sunrun Inc *	2,802	18,157
TAL International Group Inc *	6,086	93,968
Teledyne Technologies Inc *	4,680	412,495
Tennant Co	234	12,046

	Shares	Value
Tetra Tech Inc	10,723	$319,760
Textainer Group Holdings Ltd	3,938	58,440
The ExOne Co *	1,838	24,151
The Gorman-Rupp Co	2,546	66,018
The KEYW Holding Corp *	6,001	39,847
Thermon Group Holdings Inc *	5,002	87,835
Titan International Inc	7,056	37,961
Titan Machinery Inc *	3,017	34,877
TRC Cos Inc *	2,906	21,069
TriMas Corp *	7,630	133,678
TriNet Group Inc *	667	9,571
Tutor Perini Corp *	6,803	105,719
Twin Disc Inc	1,389	14,071
Ultrapetrol Bahamas Ltd * (Bahamas)	3,597	971
UniFirst Corp	2,650	289,168
Univar Inc *	3,764	64,666
Universal Forest Products Inc	3,579	307,150
Universal Truckload Services Inc	410	6,753
USA Truck Inc *	1,074	20,234
Vectrus Inc *	161	3,663
Veritiv Corp *	1,507	56,151
Viad Corp	3,693	107,688
Vicor Corp *	345	3,616
Virgin America Inc *	313	12,069
Volt Information Sciences Inc *	577	4,345
VSE Corp	750	50,917
Watts Water Technologies Inc ‘A’	5,016	276,532
Werner Enterprises Inc	6,014	163,340
Wesco Aircraft Holdings Inc *	10,986	158,089
West Corp	8,089	184,591
Woodward Inc	3,407	177,232
XPO Logistics Inc *	2,216	68,031
YRC Worldwide Inc *	4,607	42,937

		17,569,767

Information Technology - 10.5%

6D Global Technologies Inc *	796	239
Actua Corp *	7,069	63,974
Acxiom Corp *	14,004	300,246
ADTRAN Inc	8,935	180,666
Advanced Energy Industries Inc *	3,341	116,233
Advanced Micro Devices Inc *	63,718	181,596
Agilysys Inc *	2,767	28,251
Alarm.com Holdings Inc *	290	6,873
Alpha & Omega Semiconductor Ltd *	3,288	38,963
Amber Road Inc *	177	958
American Software Inc ‘A’	3,618	32,562
Amkor Technology Inc *	17,724	104,394
Anixter International Inc *	5,102	265,865
Appfolio Inc ‘A’ *	191	2,338
Applied Micro Circuits Corp *	10,279	66,402
Applied Optoelectronics Inc *	594	8,857
Avid Technology Inc *	2,297	15,528
AVX Corp	8,245	103,640
Axcelis Technologies Inc *	19,720	55,216
Bankrate Inc *	11,246	103,126
Bazaarvoice Inc *	5,574	17,558
Bel Fuse Inc ‘B’	1,823	26,616
Benchmark Electronics Inc *	9,359	215,725
Black Box Corp	2,652	35,722
Blucora Inc *	7,152	36,904
Bottomline Technologies de Inc *	1,115	33,996
Brightcove Inc *	279	1,741
Brooks Automation Inc	12,076	125,590
Cabot Microelectronics Corp	684	27,982
CACI International Inc ‘A’ *	4,328	461,798
Calix Inc *	7,297	51,736
Care.com Inc *	2,930	18,019
Cascade Microtech Inc *	468	9,650
Cass Information Systems Inc	923	48,319

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
CEVA Inc *	1,840	$41,400
Checkpoint Systems Inc *	7,635	77,266
Ciber Inc *	13,847	29,217
Coherent Inc *	3,868	355,469
Cohu Inc	4,473	53,139
Comtech Telecommunications Corp	2,846	66,511
Control4 Corp *	3,693	29,396
Convergys Corp	17,668	490,640
CPI Card Group Inc	809	6,666
CTS Corp	5,967	93,921
Daktronics Inc	5,454	43,087
Datalink Corp *	3,508	32,063
DHI Group Inc *	5,097	41,133
Digi International Inc *	4,276	40,323
Digimarc Corp *	84	2,545
Digital Turbine Inc *	527	627
Diodes Inc *	6,721	135,092
DSP Group Inc *	3,878	35,367
DTS Inc *	383	8,342
Electro Rent Corp	2,962	27,428
EMCORE Corp *	3,373	16,865
EnerNOC Inc *	4,711	35,238
Entegris Inc *	10,409	141,771
Epiq Systems Inc	3,714	55,784
ePlus Inc *	951	76,565
Everi Holdings Inc *	11,745	26,896
Everyday Health Inc *	310	1,736
Exar Corp *	5,772	33,189
ExlService Holdings Inc *	492	25,486
Extreme Networks Inc *	16,692	51,912
Fabrinet * (Thailand)	6,311	204,161
Fairchild Semiconductor International Inc *	20,706	414,120
FARO Technologies Inc *	2,351	75,726
Finisar Corp *	18,538	338,133
FormFactor Inc *	5,289	38,451
Glu Mobile Inc *	10,417	29,376
GSI Group Inc *	6,199	87,778
Harmonic Inc *	11,579	37,863
II-VI Inc *	9,342	202,815
Imation Corp *	5,192	8,048
inContact Inc *	985	8,757
Insight Enterprises Inc *	6,914	198,017
Instructure Inc *	656	11,769
InterDigital Inc	657	36,562
Intersil Corp ‘A’	23,425	313,192
Intralinks Holdings Inc *	3,278	25,831
Itron Inc *	6,851	285,824
Ixia *	1,102	13,731
IXYS Corp	4,320	48,470
Kimball Electronics Inc *	5,059	56,509
Knowles Corp *	15,621	205,885
Kopin Corp *	11,091	18,411
KVH Industries Inc *	533	5,090
Lattice Semiconductor Corp *	15,777	89,613
Limelight Networks Inc *	11,852	21,452
Liquidity Services Inc *	3,950	20,461
Littelfuse Inc	533	65,618
ManTech International Corp ‘A’	4,431	141,748
Marchex Inc ‘B’	5,742	25,552
Marin Software Inc *	4,589	13,859
Mentor Graphics Corp	16,465	334,733
Mercury Systems Inc *	6,120	124,236
Microsemi Corp *	1,546	59,227
MINDBODY Inc ‘A’ *	255	3,399
MKS Instruments Inc	9,493	357,411
ModusLink Global Solutions Inc *	7,004	10,296
MoneyGram International Inc *	5,046	30,881
Monster Worldwide Inc *	16,754	54,618
Multi-Fineline Electronix Inc *	1,583	36,741
Nanometrics Inc *	4,167	66,005

	Shares	Value
NeoPhotonics Corp *	5,272	$74,019
NETGEAR Inc *	5,729	231,280
NetScout Systems Inc *	7,947	182,543
NeuStar Inc ‘A’ *	651	16,015
Newport Corp *	4,773	109,779
Novatel Wireless Inc *	584	1,034
NVE Corp	479	27,078
Oclaro Inc *	17,591	94,991
OSI Systems Inc *	2,635	172,566
Park City Group Inc *	109	985
Park Electrochemical Corp	3,556	56,932
PC Connection Inc	1,839	47,465
PDF Solutions Inc *	382	5,111
Perficient Inc *	2,125	46,155
PFSweb Inc *	140	1,837
Photronics Inc *	11,856	123,421
Plexus Corp *	3,738	147,726
Polycom Inc *	24,113	268,860
Power Integrations Inc	1,763	87,551
Progress Software Corp *	9,064	218,624
Pure Storage Inc ‘A’ *	1,838	25,162
QAD Inc ‘A’	1,347	28,624
QLogic Corp *	14,770	198,509
Quantum Corp *	38,285	23,354
QuinStreet Inc *	6,053	20,701
Rapid7 Inc *	419	5,476
RealNetworks Inc *	3,874	15,728
Reis Inc	606	14,271
RetailMeNot Inc *	5,954	47,692
Rocket Fuel Inc *	4,823	15,192
Rofin-Sinar Technologies Inc *	4,444	143,186
Rogers Corp *	2,295	137,402
Rovi Corp *	14,750	302,522
Rudolph Technologies Inc *	4,944	67,535
Sanmina Corp *	13,975	326,735
Sapiens International Corp NV (Israel)	889	10,650
ScanSource Inc *	4,776	192,855
SciQuest Inc *	2,051	28,468
Seachange International Inc *	5,709	31,514
Semtech Corp *	7,860	172,841
ServiceSource International Inc *	4,333	18,459
ShoreTel Inc *	9,188	68,359
Sigma Designs Inc *	6,179	42,017
Silicon Laboratories Inc *	2,252	101,250
Silver Spring Networks Inc *	402	5,929
Sonus Networks Inc *	8,676	65,330
Stratasys Ltd *	9,121	236,416
Sykes Enterprises Inc *	7,033	212,256
SYNNEX Corp	5,103	472,487
Systemax Inc *	1,910	16,751
Take-Two Interactive Software Inc *	7,283	274,351
Tech Data Corp *	6,512	499,926
TechTarget Inc *	2,501	18,557
Telenav Inc *	4,794	28,285
TeleTech Holdings Inc	1,385	38,448
Tessera Technologies Inc	3,665	113,615
Travelport Worldwide Ltd	5,478	74,829
TTM Technologies Inc *	10,287	68,409
Ubiquiti Networks Inc *	356	11,844
Ultra Clean Holdings Inc *	5,426	29,083
Ultratech Inc *	4,945	107,999
Unisys Corp *	3,388	26,088
United Online Inc *	2,499	28,838
Veeco Instruments Inc *	7,243	141,094
Verint Systems Inc *	616	20,562
ViaSat Inc *	1,143	83,988
Vishay Intertechnology Inc	24,151	294,884
Vishay Precision Group Inc *	2,176	30,486
Xactly Corp *	377	2,582
Xcerra Corp *	5,425	35,371

		15,873,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Materials - 3.4%

A Schulman Inc	547	$14,889
AK Steel Holding Corp *	31,887	131,693
American Vanguard Corp *	4,455	70,300
Axiall Corp	12,545	273,983
Berry Plastics Group Inc *	8,620	311,613
Boise Cascade Co *	1,124	23,289
Calgon Carbon Corp	5,169	72,469
Carpenter Technology Corp	8,354	285,957
Century Aluminum Co *	8,199	57,803
Chase Corp	115	6,048
Cliffs Natural Resources Inc *	32,630	97,890
Coeur Mining Inc *	24,262	136,352
Commercial Metals Co	20,605	349,667
Flotek Industries Inc *	9,705	71,138
FutureFuel Corp	4,440	52,348
Greif Inc ‘A’	5,532	181,173
Handy & Harman Ltd *	423	11,569
Hawkins Inc	1,505	54,316
Haynes International Inc	2,028	74,022
Hecla Mining Co	65,941	183,316
Innophos Holdings Inc	3,547	109,638
Innospec Inc	4,323	187,445
Intrepid Potash Inc *	9,762	10,836
Kaiser Aluminum Corp	2,019	170,686
Kraton Performance Polymers Inc *	5,657	97,866
Kronos Worldwide Inc	3,645	20,849
Louisiana-Pacific Corp *	2,004	34,309
LSB Industries Inc *	2,259	28,802
Materion Corp	3,633	96,202
Minerals Technologies Inc	395	22,456
Multi Packaging Solutions International Ltd *	1,179	19,135
Neenah Paper Inc	1,379	87,787
Olin Corp	16,395	284,781
Olympic Steel Inc	1,334	23,092
OMNOVA Solutions Inc *	3,334	18,537
PH Glatfelter Co	7,744	160,533
Quaker Chemical Corp	670	56,856
Rayonier Advanced Materials Inc	7,186	68,267
Real Industry Inc *	1,541	13,407
Ryerson Holding Corp *	1,520	8,451
Schnitzer Steel Industries Inc ‘A’	4,758	87,738
Schweitzer-Mauduit International Inc	4,504	141,786
Sensient Technologies Corp	2,960	187,842
Stepan Co	1,763	97,476
Stillwater Mining Co *	14,670	156,236
SunCoke Energy Inc	3,578	23,257
TimkenSteel Corp	6,983	63,545
Tredegar Corp	3,413	53,652
Tronox Ltd ‘A’	11,171	71,383
United States Lime & Minerals Inc	321	19,263
Valhi Inc	1,219	1,438
Worthington Industries Inc	6,558	233,727

		5,117,113

Telecommunication Services - 0.9%

8x8 Inc *	10,211	102,723
Atlantic Tele-Network Inc	1,832	138,921
Boingo Wireless Inc *	2,996	23,129
Cincinnati Bell Inc *	37,803	146,298
Consolidated Communications Holdings Inc	3,171	81,685
Globalstar Inc *	85,236	125,297
Hawaiian Telcom Holdco Inc *	2,059	48,489
IDT Corp ‘B’	2,557	39,864
Inteliquent Inc	3,440	55,212
Intelsat SA *	4,096	10,322
Iridium Communications Inc *	14,918	117,405
Lumos Networks Corp *	514	6,600
NTELOS Holdings Corp *	3,017	27,756
ORBCOMM Inc *	10,650	107,884

	Shares	Value
pdvWireless Inc *	778	$26,717
Shenandoah Telecommunications Co	1,182	31,618
Spok Holdings Inc	3,832	67,098
Vonage Holdings Corp *	29,820	136,277
Windstream Holdings Inc	1,043	8,010

		1,301,305

Utilities - 8.0%

Abengoa Yield PLC (Spain)	8,831	157,015
ALLETE Inc	8,674	486,351
American States Water Co	6,155	242,261
Artesian Resources Corp ‘A’	1,336	37,355
Atlantic Power Corp	21,502	52,895
Avista Corp	11,040	450,211
Black Hills Corp	9,107	547,604
California Water Service Group	8,529	227,895
Chesapeake Utilities Corp	2,699	169,956
Cleco Corp	10,763	594,225
Connecticut Water Service Inc	1,989	89,704
Consolidated Water Co Ltd (Cayman)	2,556	31,107
Dynegy Inc *	21,601	310,406
El Paso Electric Co	7,177	329,281
Genie Energy Ltd ‘B’ *	1,650	12,557
IDACORP Inc	8,931	666,163
MGE Energy Inc	6,126	320,083
Middlesex Water Co	2,875	88,694
New Jersey Resources Corp	15,181	553,044
Northwest Natural Gas Co	4,856	261,496
NorthWestern Corp	8,354	515,859
NRG Yield Inc ‘A’	6,117	83,008
NRG Yield Inc ‘C’	11,312	161,083
ONE Gas Inc	9,290	567,619
Ormat Technologies Inc	3,874	159,764
Otter Tail Corp	6,690	198,158
Pattern Energy Group Inc	9,989	190,490
Piedmont Natural Gas Co Inc	13,945	834,329
PNM Resources Inc	14,127	476,362
Portland General Electric Co	15,772	622,836
SJW Corp	2,856	103,816
South Jersey Industries Inc	12,201	347,118
Southwest Gas Corp	8,314	547,477
Spark Energy Inc ‘A’	127	2,286
Talen Energy Corp *	15,000	135,000
TerraForm Global Inc ‘A’ *	6,065	14,435
The Empire District Electric Co	7,763	256,567
The Laclede Group Inc	7,667	519,439
The York Water Co	2,027	61,864
Unitil Corp	2,430	103,251
Vivint Solar Inc *	1,487	3,941
WGL Holdings Inc	8,798	636,711

		12,169,716

Total Common Stocks (Cost $151,241,385)		148,021,057

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 2000 Value	15,793	1,472,065

Total Exchange-Traded Fund (Cost $1,387,580)		1,472,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $2,794,934; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $2,855,663)	$2,794,932	$2,794,932

Total Short-Term Investment (Cost $2,794,932)		2,794,932

TOTAL INVESTMENTS - 100.5% (Cost $155,423,897)		152,302,300

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(688,833)

NET ASSETS - 100.0%		$151,613,467

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $31,120 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2016, the amount of $157,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/16)	19	$76,347

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$14,246	$-	$-	$14,246
	Common Stocks
	Consumer Discretionary	14,712,886	14,712,886	-	-
	Consumer Staples	5,350,597	5,350,597	-	-
	Energy	6,132,967	6,132,967	-	-
	Financials	63,578,878	63,562,004	-	16,874
	Health Care	6,214,220	6,214,220	-	-
	Industrials	17,569,767	17,569,767	-	-
	Information Technology	15,873,608	15,873,608	-	-
	Materials	5,117,113	5,117,113	-	-
	Telecommunication Services	1,301,305	1,301,305	-	-
	Utilities	12,169,716	12,169,716	-	-

	Total Common Stocks	148,021,057	148,004,183	-	16,874

	Exchange-Traded Fund	1,472,065	1,472,065	-	-
	Short-Term Investment	2,794,932	-	2,794,932	-
	Derivatives:
	Equity Contracts
	Futures	76,347	76,347	-	-

	Total	$152,378,647	$149,552,595	$2,794,932	$31,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Usinas Siderurgicas de Minas Gerais SA Exp 04/20/16 *	657	$82

Chile - 0.0%

Banco de Credito e Inversiones Exp 04/20/16 *	194	417

Total Rights (Cost $0)		499

PREFERRED STOCKS - 2.5%

Brazil - 2.2%

Banco Bradesco SA	59,089	444,854
Braskem SA ADR	5,100	65,841
Centrais Eletricas Brasileiras SA ‘B’	18,000	52,564
Cia Brasileira de Distribuicao	6,144	85,180
Cia Brasileira de Distribuicao ADR	874	12,157
Cia Energetica de Minas Gerais	29,861	67,185
Gerdau SA	21,761	39,459
Itau Unibanco Holding SA	88,204	765,605
Itau Unibanco Holding SA ADR	5,473	47,013
Lojas Americanas SA	45,538	210,488
Petroleo Brasileiro SA *	116,382	270,268
Petroleo Brasileiro SA ADR *	24,452	110,768
Suzano Papel e Celulose SA ‘A’	25,893	91,167
Telefonica Brasil SA	9,000	113,237
Ultrapar Participacoes SA ADR	2,899	55,893
Usinas Siderurgicas de Minas Gerais SA ‘A’	12,805	6,446
Vale SA	78,200	247,498

		2,685,623

Chile - 0.1%

Embotelladora Andina SA ‘B’	4,987	16,385
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	51,930

		68,315

Colombia - 0.2%

Banco Davivienda SA	6,297	57,671
Bancolombia SA ADR	3,521	120,348
Grupo Aval Acciones y Valores SA	108,725	42,396
Grupo de Inversiones Suramericana SA	4,723	61,703

		282,118

Total Preferred Stocks (Cost $4,946,556)		3,036,056

COMMON STOCKS - 97.0%

Brazil - 5.1%

AES Tiete Energia SA	4,200	18,058
Ambev SA	140,040	732,984
Ambev SA ADR	57,004	295,281
Banco Bradesco SA	28,444	237,953
Banco do Brasil SA	30,899	169,892
Banco Santander Brasil SA	8,200	38,655
BB Seguridade Participacoes SA	25,409	209,878
BM&FBovespa SA	71,105	304,144
BRF SA	26,886	383,664
BRF SA ADR	4,948	70,361
CCR SA	45,272	176,648
Centrais Eletricas Brasileiras SA *	12,500	23,049
CETIP SA - Mercados Organizados	7,800	87,097

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	$44,683
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	66,832
Cia Energetica de Minas Gerais	5,100	11,063
Cia Siderurgica Nacional SA	30,107	59,868
Cia Siderurgica Nacional SA ADR	8,700	17,139
Cielo SA	37,552	365,217
Cosan SA Industria e Comercio	7,176	62,646
CPFL Energia SA *	5,366	29,250
CPFL Energia SA ADR *	1,874	20,408
Embraer SA ADR	8,360	220,370
Equatorial Energia SA	3,600	41,010
Fibria Celulose SA	5,500	46,409
Fibria Celulose SA ADR	8,890	75,387
Gerdau SA	1,800	2,418
Hypermarcas SA *	15,156	118,528
Itau Unibanco Holding SA	10,315	76,624
JBS SA	40,672	123,860
Klabin SA	15,482	83,403
Kroton Educacional SA	69,880	223,109
Localiza Rent a Car SA	9,935	82,118
Lojas Americanas SA	7,283	23,273
Lojas Renner SA	34,895	201,762
Multiplan Empreendimentos Imobiliarios SA	2,700	40,324
Natura Cosmeticos SA	8,421	62,157
Odontoprev SA	7,400	23,462
Oi SA ADR *	23	33
Petroleo Brasileiro SA *	96,839	286,290
Petroleo Brasileiro SA ADR *	13,494	78,805
Porto Seguro SA	9,600	72,728
Qualicorp SA	7,800	32,257
Raia Drogasil SA	10,700	155,338
Telefonica Brasil SA ADR	2,089	26,092
Tim Participacoes SA	51,700	115,028
TOTVS SA	5,028	38,035
Tractebel Energia SA	7,400	75,489
Ultrapar Participacoes SA	13,647	264,882
Vale SA	49,200	207,300
WEG SA	20,195	78,687

		6,299,948

Chile - 1.5%

AES Gener SA	91,534	46,259
Aguas Andinas SA ‘A’	94,304	53,885
Banco de Chile	339,317	36,490
Banco de Chile ADR	716	46,146
Banco de Credito e Inversiones	2,003	80,984
Banco Santander Chile	1,503,744	73,111
Banco Santander Chile ADR	4,061	78,580
Cencosud SA	44,518	112,282
Cia Cervecerias Unidas SA	1,697	19,123
Cia Cervecerias Unidas SA ADR	2,000	44,900
Colbun SA	330,373	92,045
Corpbanca SA	8,315,556	76,043
E.CL SA	6,662	10,904
Empresa Nacional de Electricidad SA	31,355	43,615
Empresa Nacional de Electricidad SA ADR	3,841	159,824
Empresa Nacional de Telecomunicaciones SA	7,009	61,880
Empresas CMPC SA	75,585	176,365
Empresas COPEC SA	9,962	95,368
Enersis Americas SA ADR	15,621	217,132
Inversiones Aguas Metropolitanas SA	15,078	23,946
Latam Airlines Group SA *	7,345	51,466
Latam Airlines Group SA ADR *	10,513	73,591
Parque Arauco SA	810	1,486
SACI Falabella	11,381	79,467
Sigdo Koppers SA	8,610	11,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR	2,432	$49,977
SONDA SA	17,471	33,651

		1,849,895

China - 14.0%

AAC Technologies Holdings Inc	18,000	137,628
Agricultural Bank of China Ltd ‘H’	560,000	201,465
Air China Ltd ‘H’	58,000	41,161
Alibaba Health Information Technology Ltd *	32,000	19,559
Aluminum Corp of China Ltd ‘H’ *	80,000	25,468
Angang Steel Co Ltd ‘H’	80,000	37,120
Anhui Conch Cement Co Ltd ‘H’	35,500	95,259
ANTA Sports Products Ltd	21,000	46,230
AviChina Industry & Technology Co Ltd ‘H’	35,000	26,319
Bank of China Ltd ‘H’	1,794,400	744,974
Bank of Communications Co Ltd ‘H’	192,925	126,939
BBMG Corp ‘H’	36,500	28,243
Beijing Capital International Airport Co Ltd ‘H’	48,000	51,264
Beijing Enterprises Holdings Ltd	14,500	79,405
Beijing Enterprises Water Group Ltd	78,000	48,939
Belle International Holdings Ltd	160,000	92,749
Brilliance China Automotive Holdings Ltd	72,000	74,601
Byd Co Ltd ‘H’ *	8,500	48,924
China CITIC Bank Corp Ltd ‘H’ *	111,000	68,037
China Coal Energy Co Ltd ‘H’	58,000	24,064
China Communications Construction Co Ltd ‘H’	85,000	101,757
China Communications Services Corp Ltd ‘H’	74,000	33,790
China Conch Venture Holdings Ltd	25,500	50,322
China Construction Bank Corp ‘H’	1,923,340	1,231,234
China Eastern Airlines Corp Ltd ‘H’ *	50,000	28,045
China Everbright Bank Co Ltd ‘H’	127,000	61,738
China Everbright International Ltd	63,000	70,354
China Galaxy Securities Co Ltd ‘H’	63,000	61,359
China Hongqiao Group Ltd	61,500	42,794
China Huishan Dairy Holdings Co Ltd	88,000	33,135
China International Marine Containers Group Co Ltd ‘H’	10,400	16,326
China Jinmao Holdings Group Ltd	52,000	14,467
China Life Insurance Co Ltd ‘H’	97,000	238,353
China Longyuan Power Group Corp Ltd ‘H’	83,000	61,423
China Machinery Engineering Corp ‘H’	22,000	15,398
China Medical System Holdings Ltd	15,000	20,820
China Mengniu Dairy Co Ltd	55,000	87,591
China Merchants Bank Co Ltd ‘H’	94,300	198,456
China Merchants Holdings International Co Ltd	30,528	90,773
China Minsheng Banking Corp Ltd ‘H’	136,500	127,518
China Mobile Ltd	43,000	476,223
China Mobile Ltd ADR	18,350	1,017,507
China National Building Material Co Ltd ‘H’	172,000	79,841
China Oilfield Services Ltd ‘H’	60,000	47,010
China Overseas Land & Investment Ltd	116,000	367,392
China Pacific Insurance Group Co Ltd ‘H’	36,400	136,699
China Petroleum & Chemical Corp ‘H’	396,400	257,502
China Power International Development Ltd	100,000	51,800
China Railway Construction Corp Ltd ‘H’	34,500	41,076
China Railway Group Ltd ‘H’	87,000	66,094
China Resources Beer Holdings Co Ltd	28,000	52,154
China Resources Gas Group Ltd	18,000	51,409
China Resources Land Ltd	72,444	185,862
China Resources Power Holdings Co Ltd	36,000	67,300
China Shenhua Energy Co Ltd ‘H’	53,000	83,389
China Shipping Development Co Ltd ‘H’	42,000	27,833
China Southern Airlines Co Ltd ‘H’	90,000	56,668
China State Construction International Holdings Ltd	22,000	32,810

	Shares	Value
China Taiping Insurance Holdings Co Ltd *	48,234	$106,233
China Telecom Corp Ltd ‘H’	152,000	80,472
China Telecom Corp Ltd ADR	1,644	86,326
China Unicom Hong Kong Ltd	352,000	463,592
China Unicom Hong Kong Ltd ADR	11,625	152,985
China Vanke Co Ltd ‘H’	36,100	88,587
Chongqing Rural Commercial Bank Co Ltd ‘H’	67,000	35,469
CITIC Ltd	145,000	220,615
CITIC Securities Co Ltd ‘H’	79,500	186,510
CNOOC Ltd	36,000	42,014
CNOOC Ltd ADR	3,621	423,874
COSCO Pacific Ltd	51,511	67,526
Country Garden Holdings Co Ltd	203,580	80,921
CRRC Corp Ltd ‘H’	40,000	40,292
CSPC Pharmaceutical Group Ltd	114,000	103,188
Datang International Power Generation Co Ltd ‘H’	64,000	19,737
Dongfeng Motor Group Co Ltd ‘H’	76,000	95,045
ENN Energy Holdings Ltd	22,000	120,916
Evergrande Real Estate Group Ltd	269,000	207,693
Far East Horizon Ltd	44,000	33,897
Fosun International Ltd	38,792	55,269
Geely Automobile Holdings Ltd	145,000	71,917
Great Wall Motor Co Ltd ‘H’	76,500	62,122
Guangdong Investment Ltd	62,000	78,397
Guangshen Railway Co Ltd ‘H’	24,000	10,318
Guangzhou Automobile Group Co Ltd ‘H’	32,000	33,282
Guangzhou R&F Properties Co Ltd ‘H’	40,000	57,317
Haitong Securities Co Ltd ‘H’	73,200	125,142
Hengan International Group Co Ltd	17,500	152,423
Huadian Power International Corp Ltd ‘H’	64,000	40,836
Huaneng Power International Inc ‘H’	80,000	71,730
Huaneng Renewables Corp Ltd ‘H’	44,000	13,676
Huishang Bank Corp Ltd ‘H’	40,000	19,340
Industrial & Commercial Bank of China Ltd ‘H’	1,678,045	939,997
Jiangsu Expressway Co Ltd ‘H’	46,000	61,947
Jiangxi Copper Co Ltd ‘H’	44,000	52,725
Kunlun Energy Co Ltd	158,000	137,457
Lenovo Group Ltd	196,000	152,757
Longfor Properties Co Ltd	53,500	76,110
Metallurgical Corp of China Ltd ‘H’	69,000	18,888
New China Life Insurance Co Ltd ‘H’	11,900	42,060
PetroChina Co Ltd ‘H’	426,000	281,950
PICC Property & Casualty Co Ltd ‘H’	102,894	189,455
Ping An Insurance Group Co of China Ltd ‘H’	125,000	599,847
Semiconductor Manufacturing International Corp *	587,000	52,139
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	32,000	20,408
Shanghai Electric Group Co Ltd ‘H’	46,000	21,010
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	11,023
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	27,287
Shenzhen International Holdings Ltd	15,500	25,160
Shenzhou International Group Holdings Ltd	10,000	54,475
Sihuan Pharmaceutical Holdings Group Ltd	72,000	20,605
Sino-Ocean Land Holdings Ltd	144,036	68,257
Sinopec Engineering Group Co Ltd	22,500	18,208
Sinopec Oilfield Service Corp ‘H’ *	50,000	11,050
Sinopec Shanghai Petrochemical Co Ltd ‘H’ *	56,000	28,426
Sinopharm Group Co Ltd ‘H’	42,400	191,616
SOHO China Ltd	38,000	18,180
Tencent Holdings Ltd	122,500	2,504,434
The People’s Insurance Co Group of China Ltd ‘H’	257,000	109,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Tingyi Cayman Islands Holding Corp	68,000	$75,977
TravelSky Technology Ltd ‘H’	34,000	55,741
Tsingtao Brewery Co Ltd ‘H’	6,000	22,837
Want Want China Holdings Ltd	131,000	97,138
Weichai Power Co Ltd ‘H’	14,400	16,132
Yanzhou Coal Mining Co Ltd ‘H’	56,000	29,233
Zhejiang Expressway Co Ltd ‘H’	50,000	53,655
Zhuzhou CRRC Times Electric Co Ltd ‘H’	8,000	46,755
Zijin Mining Group Co Ltd ‘H’	112,000	34,471
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	14,163
ZTE Corp ‘H’	11,600	21,399

		17,352,332

Colombia - 0.6%

Almacenes Exito SA	8,809	46,034
Banco de Bogota SA	1,231	24,985
Bancolombia SA	10,505	86,476
Cementos Argos SA (BOG)	14,128	54,713
Cemex Latam Holdings SA *	2,662	11,445
Corp Financiera Colombiana SA	1,923	24,918
Ecopetrol SA	69,336	30,272
Ecopetrol SA ADR	6,782	58,393
Empresa de Energia de Bogota SA ESP	74,085	46,913
Grupo Argos SA	7,791	52,087
Grupo de Inversiones Suramericana SA	7,295	97,007
Grupo Nutresa SA	6,901	58,649
Interconexion Electrica SA ESP	22,633	65,247
Isagen SA ESP	35,196	47,682

		704,821

Cyprus - 0.0%

Globaltrans Investment PLC GDR *	371	1,605

Czech Republic - 0.2%

CEZ AS	6,513	114,712
Komercni banka AS	460	101,527
Unipetrol AS *	1,776	13,505

		229,744

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	37,835	134,335
Global Telecom Holding SAE GDR *	16,470	26,764

		161,099

Greece - 0.2%

Alpha Bank AE *	1,371	3,022
FF Group *	1,448	28,396
Hellenic Petroleum SA *	3,272	13,775
Hellenic Telecommunications Organization SA	8,164	73,481
JUMBO SA *	3,234	43,690
Motor Oil Hellas Corinth Refineries SA	181	1,948
Mytilineos Holdings SA *	3,748	14,650
National Bank of Greece SA *	4,232	1,184
OPAP SA	9,355	65,496
Piraeus Bank SA *	635	162
Public Power Corp SA	4,036	14,273
Titan Cement Co SA	1,910	40,984

		301,061

Hong Kong - 0.5%

Alibaba Pictures Group Ltd *	180,000	41,106
China Gas Holdings Ltd	48,000	70,847
China Overseas Property Holdings Ltd *	38,666	5,651
China Resources Cement Holdings Ltd	50,000	15,305
GCL-Poly Energy Holdings Ltd	286,000	47,261
Haier Electronics Group Co Ltd	38,000	66,250

	Shares	Value
Hanergy Thin Film Power Group Ltd * +	122,000	$3,383
Lee & Man Paper Manufacturing Ltd	30,000	20,522
New World China Land Ltd	76,000	77,451
Nine Dragons Paper Holdings Ltd	17,000	12,880
Shimao Property Holdings Ltd	92,426	137,062
Sino Biopharmaceutical Ltd	114,000	85,529
Sun Art Retail Group Ltd	99,500	70,554

		653,801

Hungary - 0.4%

Magyar Telekom Telecommunications PLC *	23,891	39,485
MOL Hungarian Oil & Gas PLC	2,240	134,645
OTP Bank PLC	6,455	161,940
Richter Gedeon Nyrt	6,946	138,373

		474,443

India - 12.2%

ABB India Ltd	264	5,111
ACC Ltd	2,300	47,978
Adani Enterprises Ltd	9,742	10,851
Adani Ports & Special Economic Zone Ltd	43,557	162,856
Adani Power Ltd *	28,871	15,004
Adani Transmissions Ltd *	9,742	5,047
Aditya Birla Fashion & Retail Ltd *	18,798	41,432
Aditya Birla Nuvo Ltd	3,615	44,877
Amara Raja Batteries Ltd	2,057	27,260
Ambuja Cements Ltd	31,540	110,720
Apollo Hospitals Enterprise Ltd	3,800	76,255
Ashok Leyland Ltd	56,797	93,121
Asian Paints Ltd	15,248	199,919
Aurobindo Pharma Ltd	13,033	146,568
Axis Bank Ltd	52,177	349,844
Bajaj Auto Ltd	4,412	160,315
Bajaj Finance Ltd	1,008	105,437
Bajaj Finserv Ltd	3,334	86,132
Bajaj Holdings & Investment Ltd	1,540	34,148
Bank of Baroda	23,285	51,634
Bharat Forge Ltd	6,522	85,961
Bharat Heavy Electricals Ltd	34,275	58,898
Bharat Petroleum Corp Ltd	5,627	76,819
Bharti Airtel Ltd	39,044	206,846
Blue Dart Express Ltd	164	14,979
Bosch Ltd	174	54,632
Britannia Industries Ltd	431	17,477
Cadila Healthcare Ltd	9,220	44,113
Cairn India Ltd	17,997	41,792
Canara Bank	3,000	8,605
Cipla Ltd	14,351	110,914
Colgate-Palmolive India Ltd	2,824	35,421
Container Corp of India Ltd	2,784	52,269
CRISIL Ltd	512	13,910
Cummins India Ltd	2,832	36,056
Dabur India Ltd	18,862	71,162
Divi’s Laboratories Ltd	4,904	73,093
Dr Reddy’s Laboratories Ltd	3,313	151,362
Dr Reddy’s Laboratories Ltd ADR	2,800	126,532
Eicher Motors Ltd	469	135,797
Emami Ltd	2,555	35,946
GAIL India Ltd	23,329	125,522
GAIL India Ltd GDR	280	8,960
GlaxoSmithKline Consumer Healthcare Ltd	576	52,528
GlaxoSmithKline Pharmaceuticals Ltd	313	18,029
Glenmark Pharmaceuticals Ltd	6,946	83,377
Godrej Consumer Products Ltd	5,182	108,103
Havells India Ltd	13,558	65,762
HCL Technologies Ltd	24,132	296,593
HDFC Bank Ltd	34,344	556,684
Hero MotoCorp Ltd	4,817	214,231
Hindalco Industries Ltd	42,940	56,887
Hindustan Petroleum Corp Ltd	2,394	28,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Hindustan Unilever Ltd	32,504	$426,635
Housing Development Finance Corp Ltd	33,441	558,033
ICICI Bank Ltd	63,457	227,968
ICICI Bank Ltd ADR	4,159	29,778
IDBI Bank Ltd	13,230	13,855
Idea Cellular Ltd	89,649	149,173
IDFC Bank Ltd *	16,783	12,213
IDFC Ltd	16,783	10,248
Indiabulls Housing Finance Ltd	21,344	209,362
Indian Oil Corp Ltd	24,335	144,608
IndusInd Bank Ltd	13,165	192,317
Infosys Ltd	62,098	1,140,952
Infosys Ltd ADR	13,064	248,477
ITC Ltd	93,880	465,139
JSW Energy Ltd	26,629	27,916
JSW Steel Ltd	9,048	175,201
Kotak Mahindra Bank Ltd	8,850	90,944
Larsen & Toubro Ltd	10,420	191,416
LIC Housing Finance Ltd	18,424	137,186
Lupin Ltd	9,856	220,123
Mahindra & Mahindra Financial Services Ltd	540	1,990
Mahindra & Mahindra Ltd	20,299	370,940
Marico Ltd (XNSE)	12,190	44,963
Maruti Suzuki India Ltd	4,375	245,602
Max Financial Services Ltd	1,660	8,621
Max India Ltd +	1,660	3,144
Max Ventures & Industries Ltd * +	332	356
Motherson Sumi Systems Ltd	12,865	51,770
MRF Ltd	89	51,478
Nestle India Ltd	1,075	93,436
NHPC Ltd	64,839	23,637
NTPC Ltd	39,519	76,864
Oil & Natural Gas Corp Ltd	35,912	116,060
Oil India Ltd	4,590	21,691
Oracle Financial Services Software Ltd	841	44,822
Page Industries Ltd	208	38,027
Petronet LNG Ltd	9,572	36,228
Pidilite Industries Ltd	3,936	34,966
Power Finance Corp Ltd	21,463	55,503
Power Grid Corp of India Ltd	50,331	105,676
Procter & Gamble Hygiene & Health Care Ltd	285	27,045
Reliance Communications Ltd *	86,829	65,577
Reliance Industries Ltd	40,331	636,480
Reliance Industries Ltd GDR ~	424	12,996
Reliance Infrastructure Ltd	4,091	32,933
Reliance Power Ltd	15,483	11,537
Rural Electrification Corp Ltd	18,773	47,087
Shree Cement Ltd	304	57,002
Shriram Transport Finance Co Ltd	3,395	48,851
Siemens Ltd	805	13,362
State Bank of India	45,363	133,009
Sun Pharmaceutical Industries Ltd	33,058	409,202
Sun TV Network Ltd	2,254	12,844
Tata Consultancy Services Ltd	21,054	801,216
Tata Global Beverages Ltd	2,671	4,890
Tata Motors Ltd *	38,680	225,430
Tata Motors Ltd ADR *	3,376	98,073
Tata Power Co Ltd	60,630	59,150
Tata Steel Ltd	19,553	94,221
Tech Mahindra Ltd	32,635	234,017
Titan Co Ltd	14,324	73,261
Torrent Pharmaceuticals Ltd	2,397	48,495
TVS Motor Co Ltd	2,603	12,689
UltraTech Cement Ltd	1,600	78,029
United Breweries Ltd	2,860	35,722
United Spirits Ltd *	1,444	54,472
UPL Ltd	20,744	149,667
Vedanta Ltd	71,582	96,818
Vedanta Ltd ADR	5,064	27,852

	Shares	Value
Wipro Ltd	21,730	$185,038
Wockhardt Ltd *	2,044	30,049
Yes Bank Ltd	9,633	125,848
Zee Entertainment Enterprises Ltd	27,851	162,691

		15,045,109

Indonesia - 3.3%

P.T. Adaro Energy Tbk	1,092,100	53,040
P.T. AKR Corporindo Tbk	96,100	50,339
P.T. Alam Sutera Realty Tbk	344,500	9,658
P.T. Astra Agro Lestari Tbk	26,500	36,342
P.T. Astra International Tbk	652,400	356,606
P.T. Bank Central Asia Tbk	331,300	332,154
P.T. Bank Danamon Indonesia Tbk	99,000	28,364
P.T. Bank Mandiri Persero Tbk	188,029	145,988
P.T. Bank Negara Indonesia Persero Tbk	322,500	126,429
P.T. Bank Pan Indonesia Tbk *	133,300	7,036
P.T. Bank Rakyat Indonesia Persero Tbk	465,300	400,412
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	3,481
P.T. Bumi Serpong Damai Tbk	255,000	35,267
P.T. Charoen Pokphand Indonesia Tbk	374,800	101,399
P.T. Ciputra Development Tbk	959,656	94,382
P.T. Global Mediacom Tbk	344,000	31,244
P.T. Gudang Garam Tbk	16,200	79,746
P.T. Indo Tambangraya Megah Tbk	28,700	14,316
P.T. Indocement Tunggal Prakarsa Tbk	64,400	95,758
P.T. Indofood CBP Sukses Makmur Tbk	48,000	54,928
P.T. Indofood Sukses Makmur Tbk	362,600	197,548
P.T. Indosat Tbk *	30,500	14,197
P.T. Jasa Marga Persero Tbk	97,200	39,557
P.T. Kalbe Farma Tbk	831,800	90,574
P.T. Lippo Karawaci Tbk	665,900	52,442
P.T. Matahari Department Store Tbk	106,000	146,679
P.T. Matahari Putra Prima Tbk	21,100	2,576
P.T. Mayora Indah Tbk	7,583	18,000
P.T. Media Nusantara Citra Tbk	280,100	46,015
P.T. MNC Investama Tbk	545,500	7,320
P.T. Pakuwon Jati Tbk	1,580,200	57,613
P.T. Pembangunan Perumahan Persero Tbk	112,800	32,818
P.T. Perusahaan Gas Negara Persero Tbk	400,600	78,963
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	15,181
P.T. Semen Indonesia Persero Tbk	169,000	129,533
P.T. Summarecon Agung Tbk	582,400	69,592
P.T. Surya Citra Media Tbk	211,400	50,007
P.T. Tambang Batubara Bukit Asam Persero Tbk	71,600	33,862
P.T. Telekomunikasi Indonesia Persero Tbk	572,300	144,256
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	278,658
P.T. Tower Bersama Infrastructure Tbk *	63,000	27,622
P.T. Trada Maritime Tbk *	392,600	1,480
P.T. Unilever Indonesia Tbk	65,200	210,937
P.T. United Tractors Tbk	178,796	206,241
P.T. Vale Indonesia Tbk *	75,500	9,941
P.T. Waskita Karya Persero Tbk	106,000	16,018
P.T. XL Axiata Tbk *	205,000	61,804

		4,096,323

Malaysia - 4.5%

Aeon Co M Bhd	28,400	19,883
AFFIN Holdings Bhd	19,100	11,447
AirAsia Bhd	76,100	35,701
Alliance Financial Group Bhd	47,300	50,343
AMMB Holdings Bhd	124,600	146,883
Astro Malaysia Holdings Bhd	60,500	46,356
Axiata Group Bhd	97,698	147,461
Batu Kawan Bhd	4,200	19,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Berjaya Sports Toto Bhd	43,798	$35,474
BIMB Holdings Bhd	32,700	32,268
Boustead Holdings Bhd	3,300	3,324
British American Tobacco Malaysia Bhd	4,700	65,100
Bumi Armada Bhd *	114,550	23,202
Bursa Malaysia Bhd	6,300	14,363
Cahya Mata Sarawak Bhd	15,700	19,100
Carlsberg Brewery Malaysia Bhd ‘B’	9,600	34,399
CIMB Group Holdings Bhd	231,206	287,386
Dialog Group Bhd	82,252	33,715
DiGi.Com Bhd	138,700	175,639
DRB-Hicom Bhd	28,100	7,344
Felda Global Ventures Holdings Bhd	82,200	31,808
Gamuda Bhd	52,800	66,584
Genting Bhd	136,200	342,184
Genting Malaysia Bhd	92,200	107,266
Genting Plantations Bhd	8,800	25,262
Guinness Anchor Bhd	2,300	8,268
HAP Seng Consolidated Bhd	26,700	51,532
Hartalega Holdings Bhd	44,800	55,691
Hong Leong Bank Bhd	32,772	113,478
Hong Leong Financial Group Bhd	22,236	88,437
IHH Healthcare Bhd	33,500	56,327
IJM Corp Bhd	128,900	116,561
IOI Corp Bhd	127,546	149,462
IOI Properties Group Bhd	43,425	25,701
Kuala Lumpur Kepong Bhd	10,400	63,963
Lafarge Malaysia Bhd	16,800	38,754
Malayan Banking Bhd	159,844	369,435
Malaysia Airports Holdings Bhd	50,000	87,146
Maxis Bhd	83,700	136,192
MISC Bhd	29,360	66,975
MMC Corp Bhd	75,100	42,159
Petronas Chemicals Group Bhd	109,300	187,980
Petronas Dagangan Bhd	10,900	67,330
Petronas Gas Bhd	21,000	118,387
PPB Group Bhd	22,000	94,134
Press Metal Bhd	28,400	19,302
Public Bank Bhd	105,270	506,508
QL Resources Bhd	28,600	31,875
RHB Capital Bhd	61,381	92,814
SapuraKencana Petroleum Bhd	338,300	161,235
Sime Darby Bhd	70,209	143,116
SP Setia Bhd Group	13,900	11,151
Sunway Bhd	31,700	25,513
Telekom Malaysia Bhd	30,692	51,901
Tenaga Nasional Bhd	112,100	400,485
UEM Sunrise Bhd	41,900	12,235
UMW Holdings Bhd	41,800	73,523
Westports Holdings Bhd	60,500	63,996
YTL Corp Bhd	473,508	199,042
YTL Power International Bhd	57,750	21,912

		5,534,705

Mexico - 5.9%

Alfa SAB de CV ‘A’	228,977	459,752
America Movil SAB de CV ‘L’	1,074,116	834,940
America Movil SAB de CV ‘L’ ADR	5,660	87,900
Arca Continental SAB de CV	21,295	147,204
Cemex SAB de CV *	577,702	419,639
Coca-Cola Femsa SAB de CV ‘L’	11,720	97,384
Coca-Cola Femsa SAB de CV ADR	1,206	100,158
El Puerto de Liverpool SAB de CV	5,511	65,154
Fomento Economico Mexicano SAB de CV	35,085	338,724
Fomento Economico Mexicano SAB de CV ADR	2,802	269,861
Gruma SAB de CV ‘B’	14,549	230,490
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	3,400	30,333

	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	$111,863
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	59,543
Grupo Aeroportuario del Sureste SAB de CV ADR	626	94,006
Grupo Bimbo SAB de CV ‘A’ *	72,502	214,311
Grupo Carso SAB de CV ‘A1’	19,967	93,114
Grupo Elektra SAB De CV	3,664	71,604
Grupo Financiero Banorte SAB de CV ‘O’	106,333	599,637
Grupo Financiero Inbursa SAB de CV ‘O’	113,501	226,580
Grupo Financiero Santander Mexico SAB de CV ‘B’	96,617	175,315
Grupo Lala SAB de CV	7,814	21,293
Grupo Mexico SAB de CV ‘B’	189,767	457,471
Grupo Sanborns SAB de CV	6,971	9,954
Grupo Televisa SAB	121,744	670,478
Grupo Televisa SAB ADR	4,494	123,405
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	29,500
Industrias Penoles SAB de CV	7,402	93,067
Infraestructura Energetica Nova SAB de CV	15,277	62,453
Kimberly-Clark de Mexico SAB de CV ‘A’	71,000	170,831
La Comer SAB de CV *	28,445	30,705
Megacable Holdings SAB de CV	17,211	71,376
Mexichem SAB de CV	54,659	133,918
OHL Mexico SAB de CV *	19,300	30,541
Organizacion Soriana SAB de CV ‘B’ *	24,633	58,413
Promotora y Operadora de Infraestructura SAB de CV	10,100	134,291
Telesites SAB de CV *	59,366	34,464
Wal-Mart de Mexico SAB de CV	192,480	456,770

		7,316,442

Netherlands - 0.4%

Steinhoff International Holdings NV	69,854	457,712
VimpelCom Ltd ADR	22,832	97,264

		554,976

Peru - 0.1%

Cia de Minas Buenaventura SAA ADR *	2,748	20,225
Credicorp Ltd	751	98,389
Grana y Montero SAA ADR	1,724	6,982

		125,596

Philippines - 2.0%

Aboitiz Equity Ventures Inc	90,700	128,043
Aboitiz Power Corp	50,900	48,593
Alliance Global Group Inc	256,700	92,034
Ayala Corp	7,160	116,638
Ayala Land Inc	263,200	201,416
Bank of the Philippine Islands	9,817	18,551
BDO Unibank Inc	77,133	171,293
DMCI Holdings Inc	242,950	70,711
Emperador Inc	61,300	10,092
Energy Development Corp	583,200	74,550
First Gen Corp	55,200	26,584
Globe Telecom Inc	1,415	68,208
GT Capital Holdings Inc	3,505	105,718
International Container Terminal Services Inc	36,630	53,827
JG Summit Holdings Inc	65,770	113,376
Jollibee Foods Corp	15,970	78,714
LT Group Inc	131,900	44,715
Manila Electric Co	11,550	81,026
Megaworld Corp	589,000	53,095
Metro Pacific Investments Corp	714,200	91,149
Metropolitan Bank & Trust Co	21,841	39,103
Petron Corp	1,900	425
Philippine Long Distance Telephone Co	4,350	187,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Philippine National Bank *	15,007	$17,116
Puregold Price Club Inc	22,000	17,392
Robinsons Land Corp	84,400	51,199
Robinsons Retail Holdings Inc	15,840	25,467
San Miguel Corp	34,960	58,465
Security Bank Corp	3,600	13,678
Semirara Mining & Power Corp	11,270	32,149
SM Investments Corp	4,288	88,383
SM Prime Holdings Inc	216,500	103,266
Top Frontier Investment Holdings Inc *	1,506	5,730
Universal Robina Corp	36,510	171,906

		2,460,073

Poland - 1.8%

Alior Bank SA *	1,292	22,455
Asseco Poland SA	812	13,166
Bank Handlowy w Warszawie SA	841	20,378
Bank Millennium SA *	27,559	43,061
Bank Pekao SA	2,901	127,900
Bank Zachodni WBK SA *	1,407	115,523
CCC SA	520	22,238
Cyfrowy Polsat SA *	8,700	56,550
Enea SA	12,017	38,320
Energa SA	5,420	19,012
Eurocash SA	2,180	31,135
Getin Noble Bank SA *	46,578	7,218
Grupa Azoty SA *	2,356	60,807
Grupa Lotos SA *	5,099	38,033
ING Bank Slaski SA	1,403	45,498
KGHM Polska Miedz SA	10,096	205,500
LPP SA	32	47,105
mBank SA *	936	85,093
Orange Polska SA	30,618	55,236
PGE Polska Grupa Energetyczna SA	73,997	276,682
Polski Koncern Naftowy Orlen SA	14,900	294,741
Polskie Gornictwo Naftowe i Gazownictwo SA	65,767	93,623
Powszechna Kasa Oszczednosci Bank Polski SA *	25,751	191,537
Powszechny Zaklad Ubezpieczen SA	19,840	188,813
Synthos SA	25,885	26,596
Tauron Polska Energia SA	58,157	46,845

		2,173,065

Russia - 1.8%

Gazprom PAO ADR	146,494	630,131
Lukoil PJSC ADR	6,622	253,799
Magnitogorsk Iron & Steel Works OJSC GDR	7,310	31,680
Mail.Ru Group Ltd GDR *	1,186	25,736
MegaFon PJSC GDR	2,268	24,900
MMC Norilsk Nickel PJSC ADR	13,414	172,865
Novatek OAO GDR (LI)	1,905	170,786
Novolipetsk Steel GDR	2,810	35,107
PhosAgro OAO GDR	1,806	25,465
Rosneft OAO GDR	24,830	112,415
Rostelecom PJSC ADR	5,299	46,910
RusHydro PJSC ADR	35,932	36,112
Sberbank of Russia PAO ADR	41,971	291,361
Severstal PAO GDR	3,498	36,956
Tatneft PAO ADR	6,330	200,729
VTB Bank PJSC GDR (LI)	39,499	87,456
X5 Retail Group NV GDR *	2,874	60,812

		2,243,220

South Africa - 8.3%

Anglo American Platinum Ltd *	3,938	96,304
AngloGold Ashanti Ltd *	2,970	41,113
AngloGold Ashanti Ltd ADR *	38,504	527,120
Aspen Pharmacare Holdings Ltd *	16,689	361,372
AVI Ltd	24,268	142,810

	Shares	Value
Barclays Africa Group Ltd	23,838	$240,799
Barloworld Ltd	1,621	8,264
Capitec Bank Holdings Ltd	2,056	79,599
Coronation Fund Managers Ltd	7,445	36,943
Discovery Ltd	22,729	186,849
Distell Group Ltd	2,585	27,458
Exxaro Resources Ltd	5,603	27,233
FirstRand Ltd	142,210	464,404
Gold Fields Ltd	6,505	25,716
Gold Fields Ltd ADR	66,348	261,411
Impala Platinum Holdings Ltd *	23,038	73,140
Imperial Holdings Ltd	14,853	151,328
Investec Ltd	18,576	138,140
Kumba Iron Ore Ltd *	1,852	9,949
Liberty Holdings Ltd	12,024	117,742
Life Healthcare Group Holdings Ltd	58,183	140,434
Massmart Holdings Ltd	5,857	50,192
Mediclinic International PLC *	10,876	139,786
MMI Holdings Ltd	73,273	123,243
Mondi Ltd	6,082	117,036
Mr Price Group Ltd	13,415	161,044
MTN Group Ltd	63,416	579,140
Naspers Ltd ‘N’	11,202	1,561,556
Nedbank Group Ltd	13,784	180,878
Netcare Ltd	52,961	129,413
Pick n Pay Stores Ltd	15,912	75,613
Pioneer Foods Group Ltd	5,812	54,741
PSG Group Ltd	3,986	54,071
Sanlam Ltd	83,317	386,005
Sappi Ltd *	40,675	179,941
Sasol Ltd	1,846	54,779
Sasol Ltd ADR	24,006	709,137
Shoprite Holdings Ltd	31,560	370,449
Standard Bank Group Ltd	48,371	432,820
Telkom SA SOC Ltd	20,501	79,830
The Bidvest Group Ltd	23,099	582,928
The Foschini Group Ltd	13,932	133,283
The SPAR Group Ltd	9,860	132,903
Tiger Brands Ltd	5,855	128,786
Truworths International Ltd	27,843	184,952
Vodacom Group Ltd	16,269	176,715
Woolworths Holdings Ltd	49,314	299,131

		10,236,500

South Korea - 14.9%

Amorepacific Corp	975	329,717
AMOREPACIFIC Group	852	109,125
BGF retail Co Ltd	75	10,756
BNK Financial Group Inc	18,163	154,038
Celltrion Inc *	1,552	148,887
Cheil Worldwide Inc	2,070	30,799
CJ CGV Co Ltd	571	49,251
CJ CheilJedang Corp	417	126,847
CJ Corp	600	102,588
CJ E&M Corp	784	43,772
Com2uSCorp *	318	34,494
Cosmax Inc	174	19,094
Coway Co Ltd	2,109	177,635
Daelim Industrial Co Ltd	1,182	94,002
Daesang Corp	153	3,885
Daewoo Engineering & Construction Co Ltd *	1,660	9,115
Daewoo Securities Co Ltd	9,416	68,117
Daewoo Shipbuilding & Marine Engineering Co Ltd *	4,000	17,752
DGB Financial Group Inc	9,901	77,068
Dongbu Insurance Co Ltd	1,984	131,952
Dongsuh Cos Inc	428	12,041
Doosan Corp	684	52,911
Doosan Heavy Industries & Construction Co Ltd	2,955	55,873

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Doosan Infracore Co Ltd *	4,940	$28,173
E-MART Inc	793	121,776
Grand Korea Leisure Co Ltd	688	13,747
Green Cross Corp	283	44,290
Green Cross Holdings Corp	776	24,684
GS Engineering & Construction Corp *	1,864	44,560
GS Holdings Corp	2,701	139,562
GS Retail Co Ltd	865	35,681
Halla Holdings Corp	275	12,984
Hana Financial Group Inc	12,927	280,474
Hana Tour Service Inc	93	6,891
Hankook Tire Co Ltd	4,363	207,531
Hanmi Pharm Co Ltd	112	68,445
Hanmi Science Co Ltd	320	41,641
Hanon Systems	6,375	51,360
Hanssem Co Ltd	298	58,213
Hanwha Chemical Corp	3,924	85,731
Hanwha Corp	3,808	118,262
Hanwha Life Insurance Co Ltd	10,020	58,728
Hanwha Techwin Co Ltd	1,186	41,859
Hite Jinro Co Ltd	600	15,163
Hotel Shilla Co Ltd	695	40,460
Hyosung Corp	1,050	132,151
Hyundai Department Store Co Ltd	519	62,438
Hyundai Development Co-Engineering & Construction	1,541	61,965
Hyundai Engineering & Construction Co Ltd	3,260	120,231
Hyundai Glovis Co Ltd	599	98,852
Hyundai Greenfood Co Ltd	1,577	26,774
Hyundai Heavy Industries Co Ltd *	1,525	142,153
Hyundai Marine & Fire Insurance Co Ltd	4,064	118,045
Hyundai Mipo Dockyard Co Ltd *	263	14,793
Hyundai Mobis Co Ltd	1,457	317,448
Hyundai Motor Co	4,636	618,704
Hyundai Securities Co Ltd	7,124	42,812
Hyundai Steel Co	4,727	229,684
Hyundai Wia Corp	924	84,892
Industrial Bank of Korea	10,173	108,976
IS Dongseo Co Ltd	234	9,673
Kakao Corp	523	45,354
Kangwon Land Inc	3,635	129,944
KB Financial Group Inc	14,890	413,454
KB Financial Group Inc ADR *	1,354	37,357
KB Insurance Co Ltd	2,324	69,262
KCC Corp	231	83,988
KEPCO Plant Service & Engineering Co Ltd	980	54,925
Kia Motors Corp	8,395	354,613
KIWOOM Securities Co Ltd	349	20,386
Kolon Industries Inc	585	37,056
Komipharm International Co Ltd *	371	13,166
Korea Aerospace Industries Ltd	2,070	117,979
Korea Electric Power Corp	5,664	296,711
Korea Electric Power Corp ADR *	2,208	56,856
Korea Gas Corp	1,256	42,176
Korea Investment Holdings Co Ltd	1,446	55,621
Korea Kolmar Co Ltd	317	22,572
Korea Zinc Co Ltd	256	107,887
Korean Air Lines Co Ltd *	2,257	61,127
Korean Reinsurance Co	2,895	35,337
KT&G Corp	3,291	316,890
Kumho Petrochemical Co Ltd	349	17,805
LG Chem Ltd	1,111	318,847
LG Corp	2,696	161,515
LG Display Co Ltd	18,799	435,217
LG Display Co Ltd ADR *	2,409	27,535
LG Electronics Inc	5,508	296,932
LG Household & Health Care Ltd	291	240,616
LG Innotek Co Ltd	671	46,536
LG International Corp	324	10,152
LG Uplus Corp	14,813	143,159

	Shares	Value
Loen Entertainment Inc *	353	$24,138
Lotte Chemical Corp	511	152,825
Lotte Chilsung Beverage Co Ltd	17	27,045
Lotte Confectionery Co Ltd	32	71,857
Lotte Shopping Co Ltd	453	99,490
LS Corp	365	14,312
LS Industrial Systems Co Ltd	905	37,736
Macquarie Korea Infrastructure Fund	12,567	91,948
Medy-Tox Inc	142	54,781
Meritz Financial Group Inc	1,974	21,362
Meritz Fire & Marine Insurance Co Ltd	2,574	35,978
Meritz Securities Co Ltd	6,974	21,759
Mirae Asset Securities Co Ltd	1,725	35,253
NAVER Corp	900	501,543
NCSoft Corp	428	94,958
NH Investment & Securities Co Ltd	4,084	35,492
OCI Co Ltd *	806	74,810
Orion Corp	99	79,190
Ottogi Corp	8	6,353
Paradise Co Ltd	524	6,643
POSCO	484	92,327
POSCO ADR	4,780	226,237
Posco Daewoo Corp	3,512	66,368
S-1 Corp	539	41,697
S-Oil Corp	1,025	87,891
Samlip General Foods Co Ltd	148	27,698
Samsung C&T Corp	938	117,107
Samsung Card Co Ltd	2,464	81,150
Samsung Electro-Mechanics Co Ltd	2,559	131,606
Samsung Electronics Co Ltd	3,352	3,846,777
Samsung Fire & Marine Insurance Co Ltd	1,338	345,560
Samsung Heavy Industries Co Ltd *	7,256	70,273
Samsung Life Insurance Co Ltd	2,209	227,252
Samsung SDI Co Ltd	1,259	109,001
Samsung Securities Co Ltd	2,429	84,898
Sansung Life & Science Co Ltd *	371	11,153
Shinhan Financial Group Co Ltd	11,629	409,339
Shinhan Financial Group Co Ltd ADR *	253	8,908
Shinsegae Co Ltd	332	58,981
SK Chemicals Co Ltd	559	39,099
SK Holdings Co Ltd	809	157,888
SK Hynix Inc	19,167	471,847
SK Innovation Co Ltd	2,402	362,017
SK Networks Co Ltd	5,068	28,357
SK Telecom Co Ltd ADR	3,000	60,510
Woori Bank	14,652	121,169
Young Poong Corp	5	4,780
Youngone Corp	379	15,951
Yuhan Corp	143	35,071

		18,488,885

Taiwan - 14.7%

Acer Inc *	129,789	49,777
Advanced Semiconductor Engineering Inc	245,000	283,789
Advantech Co Ltd	9,491	69,745
Airtac International Group	5,250	31,020
Asia Cement Corp	112,784	103,049
Asustek Computer Inc	34,667	311,080
AU Optronics Corp	673,000	201,591
AU Optronics Corp ADR	8,622	25,435
Casetek Holdings Ltd	8,000	43,457
Catcher Technology Co Ltd	26,000	213,090
Cathay Financial Holding Co Ltd	273,600	327,343
Chailease Holding Co Ltd	54,360	94,687
Chang Hwa Commercial Bank Ltd	201,528	103,318
Cheng Shin Rubber Industry Co Ltd	64,178	128,997
Chicony Electronics Co Ltd	35,402	91,085
China Airlines Ltd *	199,436	71,201
China Development Financial Holding Corp	611,834	163,461
China Life Insurance Co Ltd	167,961	129,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
China Motor Corp	20,000	$14,340
China Petrochemical Development Corp *	18,095	4,552
China Steel Chemical Corp	3,000	10,582
China Steel Corp	393,007	273,314
Chipbond Technology Corp	27,000	43,611
Chunghwa Telecom Co Ltd	57,000	193,953
Chunghwa Telecom Co Ltd ADR	6,113	206,375
Clevo Co	17,000	15,340
Compal Electronics Inc	267,092	167,591
CTBC Financial Holding Co Ltd	522,310	275,813
CTCI Corp	19,000	24,956
Delta Electronics Inc	63,150	278,383
E.Sun Financial Holding Co Ltd	344,005	192,372
Eclat Textile Co Ltd	8,494	111,913
Epistar Corp	40,000	28,880
Eternal Materials Co Ltd	30,000	30,635
Eva Airways Corp *	174,496	97,547
Evergreen Marine Corp Taiwan Ltd	110,410	40,979
Far Eastern Department Stores Ltd	65,639	34,455
Far Eastern International Bank	110,638	32,763
Far Eastern New Century Corp	135,965	111,042
Far EasTone Telecommunications Co Ltd	57,000	127,661
Farglory Land Development Co Ltd	34,265	39,419
Feng TAY Enterprise Co Ltd	12,854	68,291
First Financial Holding Co Ltd	393,307	194,258
Formosa Chemicals & Fibre Corp	80,446	200,421
Formosa Petrochemical Corp	35,000	100,565
Formosa Plastics Corp	92,292	228,846
Foxconn Technology Co Ltd	54,599	122,482
Fubon Financial Holding Co Ltd	223,343	284,471
Giant Manufacturing Co Ltd	12,000	69,353
Highwealth Construction Corp	26,700	39,002
Hiwin Technologies Corp	11,588	51,271
Hon Hai Precision Industry Co Ltd	406,656	1,070,423
Hotai Motor Co Ltd	9,000	98,957
HTC Corp	30,572	87,430
Hua Nan Financial Holdings Co Ltd	269,705	134,064
Innolux Corp	819,390	286,110
Inotera Memories Inc *	180,000	162,901
Inventec Corp	116,000	73,457
Kenda Rubber Industrial Co Ltd	31,547	50,177
King Slide Works Co Ltd	4,000	46,164
King Yuan Electronics Co Ltd	55,000	48,837
King’s Town Bank Co Ltd	34,000	23,381
Kinsus Interconnect Technology Corp	12,000	26,648
Largan Precision Co Ltd	4,000	310,036
Lite-On Technology Corp	96,226	117,385
Makalot Industrial Co Ltd	5,000	30,086
MediaTek Inc	35,020	268,634
Mega Financial Holding Co Ltd	354,725	252,300
Merida Industry Co Ltd	8,400	37,158
Micro-Star International Co Ltd	32,000	49,293
Nan Ya Plastics Corp	103,394	217,312
Nanya Technology Corp	33,162	41,126
Novatek Microelectronics Corp	26,000	104,661
PChome Online Inc	3,401	37,409
Pegatron Corp	132,090	307,505
Phison Electronics Corp	5,000	40,703
Pou Chen Corp	115,000	146,463
Powertech Technology Inc	55,300	125,326
Poya International Co Ltd	4,000	42,538
President Chain Store Corp	21,000	152,938
Quanta Computer Inc	125,000	218,152
Radiant Opto-Electronics Corp	14,669	28,430
Realtek Semiconductor Corp	17,300	47,556
Ruentex Development Co Ltd	27,679	35,030
Ruentex Industries Ltd	6,236	10,272
Shin Kong Financial Holding Co Ltd	432,591	86,841
Siliconware Precision Industries Co Ltd	101,923	164,616
Simplo Technology Co Ltd	15,000	53,826

	Shares	Value
SinoPac Financial Holdings Co Ltd	463,009	$143,138
Standard Foods Corp	17,537	43,495
Synnex Technology International Corp	77,000	79,346
Taichung Commercial Bank Co Ltd	35,000	10,265
Taishin Financial Holding Co Ltd	412,365	145,314
Taiwan Business Bank *	275,699	73,083
Taiwan Cement Corp	139,693	136,688
Taiwan Cooperative Financial Holding Co Ltd	287,650	128,734
Taiwan Fertilizer Co Ltd	33,000	49,930
Taiwan Glass Industry Corp *	36,471	15,294
Taiwan Mobile Co Ltd	56,400	183,106
Taiwan Secom Co Ltd	12,000	34,676
Taiwan Semiconductor Manufacturing Co Ltd	724,779	3,615,076
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	700,902
Teco Electric & Machinery Co Ltd	117,000	95,383
Ton Yi Industrial Corp	33,000	15,384
TPK Holding Co Ltd	13,000	28,234
Transcend Information Inc	12,000	37,073
Tripod Technology Corp	6,000	10,883
TSRC Corp	9,450	8,005
U-Ming Marine Transport Corp	15,000	11,886
Uni-President Enterprises Corp	168,994	296,764
Unimicron Technology Corp	59,000	28,585
United Microelectronics Corp	768,000	315,549
United Microelectronics Corp ADR	3,915	8,143
Vanguard International Semiconductor Corp	63,000	98,424
Walsin Lihwa Corp *	114,000	30,246
Wan Hai Lines Ltd	28,000	16,134
Winbond Electronics Corp *	218,000	63,951
Wistron Corp	141,730	87,535
WPG Holdings Ltd	71,000	75,640
Yageo Corp	37,000	61,107
Yang Ming Marine Transport Corp *	54,000	14,373
Yuanta Financial Holding Co Ltd	437,170	156,097
Yulon Motor Co Ltd	64,000	62,199
Zhen Ding Technology Holding Ltd	29,000	64,878

		18,136,503

Thailand - 2.8%

Advanced Info Service PCL	39,400	203,709
Airports of Thailand PCL	14,500	165,538
Bangkok Bank PCL NVDR	8,200	41,918
Bangkok Dusit Medical Services PCL	210,900	140,112
Bangkok Life Assurance PCL	18,480	20,452
Banpu PCL	38,700	18,371
BEC World PCL	23,000	18,142
Berli Jucker PCL	36,800	37,942
Big C Supercenter PCL	13,900	99,215
Bumrungrad Hospital PCL	11,300	68,041
Central Pattana PCL	48,200	70,419
Central Plaza Hotel PCL	49,000	59,486
Charoen Pokphand Foods PCL	101,200	70,157
CP ALL PCL	104,000	135,078
Delta Electronics Thailand PCL	20,600	50,898
Electricity Generating PCL	10,800	54,751
Energy Absolute PCL	62,000	39,253
Glow Energy PCL	15,800	41,272
Home Product Center PCL	243,359	57,040
Indorama Ventures PCL	101,200	65,502
Intouch Holdings PCL	21,900	39,530
IRPC PCL	429,800	61,604
Italian-Thai Development PCL *	161,600	33,475
Jasmine International PCL	262,000	25,898
Kasikornbank PCL	33,600	167,102
KCE Electronics PCL	5,500	12,345
Krung Thai Bank PCL	133,775	71,031
Land & Houses PCL	63,480	16,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Minor International PCL	37,080	$38,814
MK Restaurants Group PCL	9,400	14,223
Pruksa Real Estate PCL	44,600	34,165
PTT Exploration & Production PCL	83,041	165,558
PTT Global Chemical PCL	51,800	88,940
PTT PCL	46,800	371,750
Ratchaburi Electricity Generating Holding PCL	19,500	28,116
Robinson Department Store PCL	18,000	25,685
Siam City Cement PCL	4,900	42,859
Thai Oil PCL	32,900	64,652
Thai Union Group PCL	66,200	39,322
Thaicom PCL	45,600	37,241
Thanachart Capital PCL	49,800	53,424
The Bangchak Petroleum PCL	27,800	23,088
The Siam Cement PCL	10,400	138,230
The Siam Commercial Bank PCL	38,000	152,079
Tipco Asphalt PCL	29,700	21,083
TMB Bank PCL	401,200	28,713
Total Access Communication PCL	84,500	99,171
True Corp PCL *	466,465	100,689

		3,452,265

Turkey - 1.7%

Akbank TAS	44,295	126,169
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	45,605
Arcelik AS	12,735	86,587
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	18,599
BIM Birlesik Magazalar AS	8,574	185,909
Coca-Cola Icecek AS	3,514	51,253
Eregli Demir ve Celik Fabrikalari TAS	66,829	100,606
Ford Otomotiv Sanayi AS	2,270	29,927
KOC Holding AS	22,622	114,907
Petkim Petrokimya Holding AS *	40,528	57,402
TAV Havalimanlari Holding AS	6,144	36,668
Tofas Turk Otomobil Fabrikasi AS	7,825	63,474
Tupras Turkiye Petrol Rafinerileri AS *	5,088	143,307
Turk Hava Yollari AO *	58,423	161,632
Turk Telekomunikasyon AS	20,839	49,402
Turk Traktor ve Ziraat Makineleri AS	653	19,465
Turkcell Iletisim Hizmetleri AS	24,593	103,336
Turkcell Iletisim Hizmetleri AS ADR	4,700	49,397
Turkiye Garanti Bankasi AS	83,646	244,724
Turkiye Halk Bankasi AS	24,311	90,407
Turkiye Is Bankasi ‘C’	69,794	115,515
Turkiye Sise ve Cam Fabrikalari AS	64,100	83,305
Turkiye Vakiflar Bankasi TAO ‘D’	50,169	83,918
Ulker Biskuvi Sanayi AS	6,186	45,872

		2,107,386

Total Common Stocks (Cost $128,906,461)		119,999,797

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $168,664; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $172,763)	$168,664	$168,664

Total Short-Term Investment (Cost $168,664)		168,664

TOTAL INVESTMENTS - 99.6% (Cost $134,021,681)		123,205,016

OTHER ASSETS & LIABILITIES, NET - 0.4%		547,638

NET ASSETS - 100.0%		$123,752,654

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	24.6%
Information Technology	18.7%
Consumer Discretionary	10.4%
Consumer Staples	9.6%
Materials	8.0%
Industrials	8.0%
Energy	6.8%
Telecommunication Services	6.6%
Utilities	3.7%
Health Care	3.1%
Others (each less than 3.0%)	0.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Investments with a total aggregate value of $6,883 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$499	$499	$-	$-
	Preferred Stocks
	Brazil	2,685,623	2,685,623	-	-
	Chile	68,315	-	68,315	-
	Colombia	282,118	282,118	-	-

	Total Preferred Stocks	3,036,056	2,967,741	68,315	-

	Common Stocks
	Brazil	6,299,948	6,299,948	-	-
	Chile	1,849,895	1,708,058	141,837	-
	China	17,352,332	1,701,297	15,651,035	-
	Colombia	704,821	704,821	-	-
	Cyprus	1,605	1,605	-	-
	Czech Republic	229,744	13,505	216,239	-
	Egypt	161,099	26,764	134,335	-
	Greece	301,061	1,948	299,113	-
	Hong Kong	653,801	-	650,418	3,383
	Hungary	474,443	-	474,443	-
	India	15,045,109	624,535	14,417,075	3,499
	Indonesia	4,096,323	298,138	3,798,185	-
	Malaysia	5,534,705	910,810	4,623,895	-
	Mexico	7,316,442	7,316,442	-	-
	Netherlands	554,976	97,264	457,712	-
	Peru	125,596	125,596	-	-
	Philippines	2,460,073	23,122	2,436,951	-
	Poland	2,173,065	149,366	2,023,699	-
	Russia	2,243,220	128,630	2,114,590	-
	South Africa	10,236,500	2,030,909	8,205,591	-
	South Korea	18,488,885	489,260	17,999,625	-
	Taiwan	18,136,503	975,531	17,160,972	-
	Thailand	3,452,265	76,043	3,376,222	-
	Turkey	2,107,386	49,397	2,057,989	-

	Total Common Stocks	119,999,797	23,752,989	96,239,926	6,882

	Short-Term Investment	168,664	-	168,664	-

	Total	$123,205,016	$26,721,229	$96,476,905	$6,882

Transfers between different levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$605,181	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
11,409,614	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
20,605	3	1	Methodology Approved By The Trustee Valuation Committee	Unadjusted Exchange-Traded Price
88,587	3	2	Methodology Approved By The Trustee Valuation Committee	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Germany - 0.4%

Bayerische Motoren Werke AG	2,080	$166,054
FUCHS PETROLUB SE	1,842	82,078
Henkel AG & Co KGaA	4,510	496,134
Porsche Automobil Holding SE	5,062	261,628
Volkswagen AG	6,499	824,901

		1,830,795

Total Preferred Stocks (Cost $2,842,379)		1,830,795

COMMON STOCKS - 98.6%

Australia - 6.0%

AGL Energy Ltd	15,646	220,284
Amcor Ltd	36,065	396,032
AMP Ltd	152,397	675,509
APA Group >>	28,250	190,531
Aristocrat Leisure Ltd	23,175	182,816
Asciano Ltd	41,595	285,820
ASX Ltd	4,304	136,530
Aurizon Holdings Ltd	79,964	242,989
AusNet Services	53,895	61,530
Australia & New Zealand Banking Group Ltd	82,040	1,470,687
Bank of Queensland Ltd	13,402	124,260
Bendigo & Adelaide Bank Ltd	20,280	137,631
BHP Billiton Ltd	64,508	833,559
BHP Billiton Ltd ADR	23,501	608,676
BHP Billiton PLC	570	6,383
BHP Billiton PLC ADR	27,840	632,803
Boral Ltd	16,558	78,320
Brambles Ltd	50,117	464,294
Caltex Australia Ltd	5,021	130,954
CIMIC Group Ltd	4,087	108,737
Coca-Cola Amatil Ltd	27,130	183,709
Cochlear Ltd	1,324	103,560
Commonwealth Bank of Australia	47,073	2,698,652
Computershare Ltd	13,846	103,632
Crown Resorts Ltd	6,794	64,820
CSL Ltd	13,948	1,083,919
DUET Group + >>	79,296	138,817
Fortescue Metals Group Ltd	103,991	202,301
Harvey Norman Holdings Ltd	7,845	28,221
Incitec Pivot Ltd	50,164	122,430
Insurance Australia Group Ltd	65,995	281,858
LendLease Group >>	17,977	190,846
Macquarie Group Ltd	14,281	722,820
Medibank Pvt Ltd	88,784	199,126
National Australia Bank Ltd	60,587	1,216,524
Newcrest Mining Ltd *	34,829	450,721
Oil Search Ltd	43,857	228,382
Orica Ltd	22,152	260,552
Origin Energy Ltd	66,767	260,036
Qantas Airways Ltd	56,555	176,528
QBE Insurance Group Ltd	50,435	421,471
Ramsay Health Care Ltd	5,410	254,013
REA Group Ltd	1,353	56,001
Recall Holdings Ltd	5,190	29,810
Santos Ltd	58,677	181,810
SEEK Ltd	11,370	141,151
Sonic Healthcare Ltd	8,853	126,968
South32 Ltd *	93,448	104,862
South32 Ltd ADR *	19,283	105,671
Suncorp Group Ltd	50,105	457,139
Sydney Airport >>	23,355	119,637
Tatts Group Ltd	45,475	131,753
Telstra Corp Ltd	144,842	591,096

	Shares	Value
The Star Entertainment Group Ltd	14,595	$63,475
TPG Telecom Ltd	15,530	134,951
Transurban Group >>	47,974	416,724
Treasury Wine Estates Ltd	30,082	222,125
Wesfarmers Ltd	24,301	771,333
Westpac Banking Corp	65,573	1,523,070
Westpac Banking Corp ADR	21,072	490,135
Woodside Petroleum Ltd	50,152	1,003,230
Woolworths Ltd	39,053	660,964

		23,713,188

Austria - 0.2%

ANDRITZ AG *	2,698	147,807
Erste Group Bank AG *	6,887	193,298
OMV AG	5,812	163,191
voestalpine AG	4,311	143,786

		648,082

Belgium - 1.3%

Ageas	6,361	251,745
Anheuser-Busch InBev SA/NV	12,013	1,492,456
Anheuser-Busch InBev SA/NV ADR	9,999	1,246,475
Colruyt SA	4,302	250,180
Delhaize Group	2,067	215,424
Delhaize Group ADR	9,322	242,092
KBC Groep NV	10,001	515,029
Proximus SADP	7,787	265,727
Solvay SA	3,694	369,323
Telenet Group Holding NV *	2,064	104,313
UCB SA	5,014	382,745

		5,335,509

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	14,987

Canada - 7.9%

Agnico Eagle Mines Ltd (NYSE)	5,455	197,253
Agnico Eagle Mines Ltd (TSE)	2,500	90,452
Agrium Inc (NYSE)	2,343	206,864
Agrium Inc (TSE)	2,451	216,405
Alimentation Couche-Tard Inc ‘B’	12,750	567,430
AltaGas Ltd	4,979	128,045
Amaya Inc *	3,200	42,872
ARC Resources Ltd	9,861	143,426
Atco Ltd ‘I’	4,696	142,028
Bank of Montreal (NYSE)	9,488	575,827
Bank of Montreal (TSE)	8,630	524,079
Barrick Gold Corp (TSE)	28,041	380,861
BCE Inc (NYSE)	2,095	95,406
BCE Inc (TSE)	4,942	225,230
BlackBerry Ltd (NASDAQ) *	8,711	70,472
BlackBerry Ltd (TSE) *	11,425	92,720
Brookfield Asset Management Inc ‘A’	22,212	772,524
CAE Inc	13,000	150,345
Cameco Corp (NYSE)	10,661	136,887
Cameco Corp (TSE)	4,548	58,376
Canadian Imperial Bank of Commerce (NYSE)	2,200	164,362
Canadian Imperial Bank of Commerce (TSE)	8,837	660,147
Canadian National Railway Co (NYSE)	11,803	737,215
Canadian National Railway Co (TSE)	12,412	775,637
Canadian Natural Resources Ltd (NYSE)	11,838	319,626
Canadian Natural Resources Ltd (TSE)	23,001	622,156
Canadian Pacific Railway Ltd (NYSE)	1,886	250,253
Canadian Pacific Railway Ltd (TSE)	2,300	305,575
Canadian Tire Corp Ltd ‘A’	3,525	366,926
Canadian Utilities Ltd ‘A’	3,332	93,258
CCL Industries Inc ‘B’	1,200	227,757
Cenovus Energy Inc (NYSE)	24,771	322,023
CGI Group Inc ‘A’ (NYSE) *	5,993	286,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
CGI Group Inc ‘A’ (TSE) *	3,600	$172,052
CI Financial Corp	9,000	198,884
Cineplex Inc	967	37,653
Cogeco Communications Inc	1,500	79,992
Constellation Software Inc	700	286,624
Crescent Point Energy Corp (NYSE)	10,490	145,182
Crescent Point Energy Corp (TSE)	14,010	193,956
Detour Gold Corp *	1,900	29,917
DH Corp	3,100	92,206
Dollarama Inc	4,223	297,163
Eldorado Gold Corp	26,848	84,343
Emera Inc	1,500	54,907
Empire Co Ltd ‘A’	9,224	159,800
Enbridge Inc (NYSE)	7,251	282,136
Enbridge Inc (TSE)	14,723	573,163
Enbridge Income Fund Holdings Inc	1,800	41,024
Encana Corp (NYSE)	31,768	193,467
Encana Corp (TSE)	10,648	64,933
Fairfax Financial Holdings Ltd	772	432,183
Finning International Inc	9,356	137,377
First Capital Realty Inc	4,900	77,796
First Quantum Minerals Ltd	23,914	125,946
FirstService Corp (XNGS) *	600	24,564
Fortis Inc	6,000	188,073
Franco-Nevada Corp (NYSE)	1,980	121,532
Franco-Nevada Corp (TSE)	350	21,495
Genworth MI Canada Inc	1,212	28,565
George Weston Ltd	2,100	188,018
Gildan Activewear Inc (NYSE)	2,600	79,326
Gildan Activewear Inc (TSE)	2,800	85,374
Goldcorp Inc (NYSE)	21,848	354,593
Goldcorp Inc (TSE)	12,030	195,166
Great-West Lifeco Inc	7,700	211,895
Hudson’s Bay Co	5,190	76,686
Husky Energy Inc	13,519	168,317
IGM Financial Inc	4,900	147,594
Imperial Oil Ltd (ASE)	4,702	157,047
Imperial Oil Ltd (TSE)	3,750	125,284
Industrial Alliance Insurance & Financial Services Inc	5,421	163,621
Intact Financial Corp	2,550	178,534
Inter Pipeline Ltd	9,127	187,986
Keyera Corp	3,900	118,374
Kinross Gold Corp *	48,459	165,292
Linamar Corp	2,522	121,347
Loblaw Cos Ltd	5,446	304,934
Lundin Mining Corp *	22,000	69,282
MacDonald Dettwiler & Associates Ltd	800	50,818
Magna International Inc (NYSE)	5,368	230,609
Magna International Inc (TSE)	6,400	275,120
Manitoba Telecom Services Inc	1,400	34,807
Manulife Financial Corp (NYSE)	20,265	286,344
Manulife Financial Corp (TSE)	27,704	392,069
Maple Leaf Foods Inc	2,800	58,533
Methanex Corp (NASDAQ)	1,604	51,521
Methanex Corp (TSE)	1,400	44,994
Metro Inc	8,799	305,280
National Bank of Canada	12,630	413,204
Northland Power Inc	1,100	18,142
Onex Corp	2,700	164,567
Open Text Corp (NASDAQ)	2,832	146,698
Open Text Corp (TSE)	1,200	62,164
Pembina Pipeline Corp (NYSE)	3,901	105,249
Pembina Pipeline Corp (TSE)	2,915	78,803
Peyto Exploration & Development Corp	5,000	111,222
Potash Corp of Saskatchewan Inc (NYSE)	6,241	106,222
Potash Corp of Saskatchewan Inc (TSE)	13,751	234,098
Progressive Waste Solutions Ltd	4,700	146,130
Quebecor Inc ‘B’	2,200	57,763
Ritchie Bros Auctioneers Inc (NYSE)	3,578	96,892

	Shares	Value
Ritchie Bros Auctioneers Inc (TSE)	804	$21,729
Rogers Communications Inc ‘B’ (NYSE)	3,198	127,984
Rogers Communications Inc ‘B’ (TSE)	5,500	220,212
Royal Bank of Canada (NYSE)	13,951	803,020
Royal Bank of Canada (TSE)	26,354	1,518,437
Saputo Inc	7,800	250,080
Shaw Communications Inc ‘B’ (NYSE)	5,413	104,525
Shaw Communications Inc ‘B’ (TSE)	8,335	161,020
Silver Wheaton Corp (NYSE)	5,103	84,608
Silver Wheaton Corp (TSE)	5,700	94,579
SNC-Lavalin Group Inc	9,644	352,345
Stantec Inc (NYSE)	1,000	25,360
Stella-Jones Inc	200	7,161
Sun Life Financial Inc (NYSE)	6,791	219,146
Sun Life Financial Inc (TSE)	8,561	276,193
Suncor Energy Inc (NYSE)	16,940	471,101
Suncor Energy Inc (TSE)	28,699	799,263
Teck Resources Ltd ‘B’ (NYSE)	13,214	100,559
Teck Resources Ltd ‘B’ (TSE)	8,150	61,811
TELUS Corp	4,800	156,261
The Bank of Nova Scotia (NYSE)	9,692	473,551
The Bank of Nova Scotia (TSE)	22,313	1,090,438
The Jean Coutu Group PJC Inc ‘A’	3,100	52,560
The Toronto-Dominion Bank (NYSE)	11,915	513,894
The Toronto-Dominion Bank (TSE)	27,068	1,168,379
Tourmaline Oil Corp *	10,600	224,447
TransCanada Corp (NYSE)	8,340	327,845
TransCanada Corp (TSE)	10,270	403,762
Turquoise Hill Resources Ltd (TSE) *	30,560	78,121
Veresen Inc	7,400	49,970
Vermilion Energy Inc (NYSE)	3,420	99,932
Vermilion Energy Inc (TSE)	1,433	41,939
West Fraser Timber Co Ltd	2,515	100,910
WSP Global Inc	1,848	54,782

		31,199,559

Chile - 0.0%

Antofagasta PLC	23,421	157,401

China - 0.0%

FIH Mobile Ltd	27,000	12,043

Colombia - 0.0%

Pacific Exploration and Production Corp *	13,067	8,351

Denmark - 1.9%

AP Moller - Maersk AS ‘A’	111	141,632
AP Moller - Maersk AS ‘B’ *	190	249,096
Bakkafrost P/F	1,370	53,013
Carlsberg AS ‘B’	4,696	446,521
Chr Hansen Holding AS	3,055	204,872
Coloplast AS ‘B’	2,340	177,075
Danske Bank AS	18,117	511,270
DSV AS	6,424	267,201
Genmab AS *	1,385	191,655
H Lundbeck AS *	2,530	83,442
ISS AS	7,328	293,902
Novo Nordisk AS ‘B’	37,621	2,037,311
Novo Nordisk AS ADR	21,215	1,149,641
Novozymes AS ‘B’	8,324	373,801
Pandora AS	4,834	631,987
Tryg AS	3,740	72,431
Vestas Wind Systems AS	8,285	583,759

		7,468,609

Finland - 1.0%

Elisa OYJ *	4,081	158,470
Fortum OYJ	22,110	334,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Kone OYJ ‘B’	9,264	$445,883
Neste OYJ	8,132	267,235
Nokia OYJ ADR	17,556	103,756
Nokia OYJ (OMXH)	104,053	617,266
Nokia OYJ (XPAR) *	29,371	173,824
Orion OYJ ‘B’	4,300	141,940
Sampo OYJ ‘A’	14,769	699,525
Stora Enso OYJ ‘R’	37,613	336,058
UPM-Kymmene OYJ	34,969	632,225
Wartsila OYJ Abp	4,174	188,677

		4,099,242

France - 8.6%

Accor SA	7,388	312,523
Aeroports de Paris	1,553	191,791
Air Liquide SA	9,901	1,110,801
Airbus Group SE	18,130	1,201,247
Alstom SA *	4,124	105,247
Arkema SA	2,440	182,799
Atos SE	4,392	356,712
AXA SA	50,118	1,175,201
BNP Paribas SA	27,644	1,388,850
Bollore SA	31,371	121,615
Bouygues SA	10,573	429,785
Bureau Veritas SA	6,857	152,454
Cap Gemini SA	4,304	403,734
Carrefour SA	20,893	573,996
Casino Guichard Perrachon SA	2,441	139,701
CGG SA ADR	1,300	1,066
Christian Dior SE	1,936	350,561
Cie de Saint-Gobain	25,177	1,105,879
Cie Generale des Etablissements Michelin	9,543	974,994
CNP Assurances	7,205	112,201
Credit Agricole SA	26,277	284,156
Danone SA	15,629	1,108,912
Dassault Systemes	3,697	292,919
Eiffage SA	2,872	220,381
Electricite de France SA	13,748	153,918
Engie SA	41,840	648,252
Essilor International SA	5,771	711,078
Eutelsat Communications SA	8,313	268,105
Groupe Eurotunnel SE	9,283	103,929
Hermes International	973	342,128
Iliad SA	809	207,853
Imerys SA	1,619	112,758
Ingenico Group SA	1,541	176,647
Ipsen SA	756	43,351
JCDecaux SA	3,532	154,585
Kering	1,900	339,231
L’Oreal SA	6,868	1,228,591
Legrand SA	7,595	424,515
LVMH Moet Hennessy Louis Vuitton SE	8,359	1,428,355
Natixis SA	35,830	176,147
Numericable-SFR SA	2,897	121,667
Orange SA	54,545	952,514
Orange SA ADR	5,000	86,900
Pernod Ricard SA	4,932	549,191
Peugeot SA *	30,900	528,638
Publicis Groupe SA	6,659	466,936
Renault SA	8,768	871,342
Safran SA	9,042	631,131
Sanofi	26,295	2,114,006
Sanofi ADR	2,655	106,625
Sartorius Stedim Biotech	134	50,983
Schneider Electric SE (LI)	219	13,861
Schneider Electric SE (XPAR)	12,917	814,036
SCOR SE	7,049	248,519
SEB SA	232	24,045
Societe BIC SA	847	127,266
Societe Generale SA	19,598	724,185

	Shares	Value
Sodexo SA	3,285	$353,545
Suez Environnement Co	10,284	188,262
Technip SA	4,532	251,160
Thales SA	4,513	394,367
TOTAL SA	59,785	2,720,295
TOTAL SA ADR	7,718	350,552
Valeo SA	2,958	459,964
Veolia Environnement SA	11,918	286,852
Vinci SA	14,093	1,046,040
Vivendi SA	27,167	569,337
Zodiac Aerospace	6,374	127,294

		33,996,481

Germany - 7.8%

adidas AG	7,030	820,828
Allianz SE	11,760	1,909,882
Axel Springer SE	980	52,751
BASF SE	27,841	2,093,519
Bayer AG	24,775	2,903,139
Bayerische Motoren Werke AG	12,930	1,187,048
Beiersdorf AG	1,950	175,644
Brenntag AG	4,546	259,044
Commerzbank AG *	39,559	343,236
Continental AG	3,468	786,577
Daimler AG (XETR)	30,782	2,355,826
Deutsche Bank AG (NYSE)	20,893	353,927
Deutsche Bank AG (XETR)	15,177	257,663
Deutsche Boerse AG	5,275	449,134
Deutsche Lufthansa AG *	22,554	364,008
Deutsche Post AG	26,935	747,550
Deutsche Telekom AG	87,296	1,565,070
Deutsche Telekom AG ADR	11,200	200,592
Deutsche Wohnen AG	11,153	346,128
E.ON SE	131,410	1,256,537
Fielmann AG	616	46,737
Fraport AG Frankfurt Airport Services Worldwide	1,449	87,746
Fresenius Medical Care AG & Co KGaA	3,388	298,909
Fresenius Medical Care AG & Co KGaA ADR	5,634	248,347
Fresenius SE & Co KGaA	12,677	924,058
FUCHS PETROLUB SE	830	32,117
GEA Group AG	5,370	262,008
Hannover Rueck SE	2,371	275,563
HeidelbergCement AG	6,449	551,101
Henkel AG & Co KGaA	2,569	251,908
HOCHTIEF AG	1,132	138,235
Infineon Technologies AG	30,775	436,338
Kabel Deutschland Holding AG	172	19,258
Linde AG	4,906	712,833
MAN SE	926	100,144
Merck KGaA	3,652	303,787
METRO AG	11,456	354,373
MTU Aero Engines AG	552	52,835
Muenchener Rueckversicherungs-Gesellschaft AG	4,346	881,995
OSRAM Licht AG	1,547	79,525
ProSiebenSat.1 Media SE	7,048	361,808
Rational AG	81	43,296
RWE AG	31,571	406,143
SAP SE	16,023	1,289,344
SAP SE ADR	6,395	514,286
Siemens AG	18,241	1,929,181
Symrise AG	3,143	210,430
Talanx AG *	2,345	79,915
Telefonica Deutschland Holding AG	25,888	139,945
thyssenkrupp AG	8,280	171,498
TUI AG	18,413	284,826
United Internet AG	3,874	194,099
Volkswagen AG	1,609	233,746
Vonovia SE	11,297	405,572
Zalando SE * ~	1,063	34,851

		30,784,860

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Hong Kong - 2.8%

AIA Group Ltd	321,200	$1,825,707
ASM Pacific Technology Ltd	6,400	50,386
BOC Hong Kong Holdings Ltd	103,000	307,685
Cathay Pacific Airways Ltd	86,000	148,952
Cheung Kong Infrastructure Holdings Ltd	14,000	136,909
Cheung Kong Property Holdings Ltd	74,280	478,681
Chinese Estates Holdings Ltd	5,500	13,973
Chow Tai Fook Jewellery Group Ltd	31,200	19,501
CK Hutchison Holdings Ltd	57,780	750,680
CLP Holdings Ltd	47,000	425,416
Dairy Farm International Holdings Ltd	8,700	52,522
First Pacific Co Ltd	42,000	31,360
Galaxy Entertainment Group Ltd	66,000	247,777
Goldin Financial Holdings Ltd *	28,000	28,891
Hang Lung Group Ltd	48,000	137,789
Hang Lung Properties Ltd	99,000	189,012
Hang Seng Bank Ltd	15,300	270,718
Henderson Land Development Co Ltd	43,684	268,622
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	63,860
HKT Trust & HKT Ltd >>	112,000	154,197
Hong Kong & China Gas Co Ltd	199,556	373,042
Hong Kong Exchanges & Clearing Ltd	33,181	799,535
Hongkong Land Holdings Ltd	27,000	161,792
Hopewell Holdings Ltd	4,500	14,531
Hysan Development Co Ltd	16,000	68,187
Kerry Properties Ltd	22,000	60,403
Kingston Financial Group Ltd *	120,000	57,194
Li & Fung Ltd	300,000	177,734
Melco Crown Entertainment Ltd ADR	5,670	93,612
MTR Corp Ltd	48,502	240,381
New World Development Co Ltd	259,350	247,531
NWS Holdings Ltd	30,000	47,842
PCCW Ltd	89,000	57,646
Power Assets Holdings Ltd	32,500	332,625
Sands China Ltd	72,800	297,199
Shangri-La Asia Ltd (XHKG)	56,666	64,761
Sino Land Co Ltd	109,609	174,107
SJM Holdings Ltd	73,000	52,226
Sun Hung Kai Properties Ltd	41,492	507,718
Swire Pacific Ltd ‘A’	27,000	291,220
Swire Pacific Ltd ‘B’	40,000	78,051
Swire Properties Ltd	19,200	51,970
Techtronic Industries Co Ltd	50,500	200,055
The Bank of East Asia Ltd	48,621	181,733
The Wharf Holdings Ltd	60,000	328,648
WH Group Ltd * ~	249,000	180,079
Wheelock & Co Ltd	35,000	156,395
Yue Yuen Industrial Holdings Ltd	26,000	89,389

		10,988,244

Ireland - 1.0%

Bank of Ireland *	1,601,176	463,121
CRH PLC	1,776	50,159
CRH PLC ADR	24,511	690,720
Experian PLC	35,294	629,979
Glanbia PLC	3,685	75,225
James Hardie Industries PLC	14,694	201,165
Kerry Group PLC ‘A’	5,043	468,987
Paddy Power Betfair PLC	1,949	271,844
Shire PLC	6,101	347,969
Shire PLC ADR	3,160	543,204
Smurfit Kappa Group PLC	10,413	267,859

		4,010,232

Israel - 0.6%

Azrieli Group Ltd	1,350	53,005
Bank Hapoalim BM	37,784	196,130

	Shares	Value
Bank Leumi Le-Israel BM *	61,926	$222,384
Bezeq The Israeli Telecommunication Corp Ltd	72,852	164,431
Delek Group Ltd	423	72,617
Elbit Systems Ltd (TLV)	906	85,177
Frutarom Industries Ltd	670	35,134
Israel Chemicals Ltd	23,231	100,884
Mizrahi Tefahot Bank Ltd	6,354	74,541
NICE-Systems Ltd ADR	800	51,832
Teva Pharmaceutical Industries Ltd	275	14,791
Teva Pharmaceutical Industries Ltd ADR	24,155	1,292,534

		2,363,460

Italy - 1.7%

Assicurazioni Generali SPA	58,521	866,290
Atlantia SPA	11,624	322,068
Banca Mediolanum SPA	9,889	78,881
Enel Green Power SPA	71,047	152,543
Enel SPA	178,702	792,225
Eni SPA	70,067	1,058,199
Eni SPA ADR	5,807	175,488
Ferrari NV *	4,421	183,619
Finmeccanica SPA *	12,178	154,204
Intesa Sanpaolo SPA	331,710	917,183
Luxottica Group SPA	3,706	204,155
Luxottica Group SPA ADR	1,300	71,500
Mediobanca SPA	23,557	169,412
Prada SPA	10,000	34,419
Snam SPA	40,686	254,614
Telecom Italia SPA *	237,283	255,748
Telecom Italia SPA ADR *	2,600	28,054
Terna Rete Elettrica Nazionale SPA	53,975	307,756
UniCredit SPA	187,577	676,213
UnipolSai SPA	34,835	80,451

		6,783,022

Japan - 21.5%

ABC-Mart Inc	300	19,200
Acom Co Ltd *	10,400	52,365
Aeon Co Ltd	33,400	482,497
AEON Financial Service Co Ltd	3,300	77,690
Aeon Mall Co Ltd	2,370	35,065
Air Water Inc	12,000	177,885
Aisin Seiki Co Ltd	9,400	353,814
Ajinomoto Co Inc	19,000	428,391
Alfresa Holdings Corp	5,700	109,394
Alps Electric Co Ltd	7,400	129,123
Amada Holdings Co Ltd	10,800	105,233
ANA Holdings Inc	43,000	121,115
Aoyama Trading Co Ltd	2,100	80,592
Aozora Bank Ltd	31,000	108,204
Asahi Glass Co Ltd	50,000	273,591
Asahi Group Holdings Ltd	10,700	333,034
Asahi Intecc Co Ltd	400	18,716
Asahi Kasei Corp	89,000	601,080
Asics Corp	5,600	99,866
Astellas Pharma Inc	56,300	748,199
Bandai Namco Holdings Inc	6,200	135,150
Benesse Holdings Inc	3,500	100,772
Bridgestone Corp	19,200	716,599
Brother Industries Ltd	11,800	135,529
Calbee Inc	2,100	83,321
Calsonic Kansei Corp	10,000	74,304
Canon Inc	17,300	515,937
Canon Inc ADR	8,682	258,897
Canon Marketing Japan Inc	3,800	66,354
Casio Computer Co Ltd	6,200	125,041
Central Japan Railway Co	3,600	636,665
Century Tokyo Leasing Corp	2,000	74,071
Chiyoda Corp	2,000	14,665

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Chubu Electric Power Co Inc	17,400	$242,823
Chugai Pharmaceutical Co Ltd	4,900	151,622
Citizen Holdings Co Ltd	13,200	74,796
Coca-Cola East Japan Co Ltd	2,100	34,807
Coca-Cola West Co Ltd	2,500	61,814
COLOPL Inc	3,100	66,319
COMSYS Holdings Corp	2,800	43,186
Credit Saison Co Ltd	6,300	109,593
CyberAgent Inc	2,600	120,871
Dai Nippon Printing Co Ltd	29,000	257,349
Daicel Corp	8,000	109,051
Daihatsu Motor Co Ltd	12,200	171,817
Daiichi Sankyo Co Ltd	11,000	244,146
Daikin Industries Ltd	6,700	500,386
Daito Trust Construction Co Ltd	2,300	326,223
Daiwa House Industry Co Ltd	19,100	536,868
Daiwa Securities Group Inc	57,000	350,345
DeNA Co Ltd	5,900	101,557
Denka Co Ltd	3,000	12,334
Denso Corp	10,900	437,532
Dentsu Inc	5,100	255,849
DIC Corp	52,000	124,159
Disco Corp	1,500	126,916
Don Quijote Holdings Co Ltd	3,600	125,031
Dowa Holdings Co Ltd	16,000	89,015
East Japan Railway Co	9,200	793,587
Ebara Corp	9,000	37,552
Eisai Co Ltd	5,500	330,669
Electric Power Development Co Ltd	6,600	205,893
Ezaki Glico Co Ltd	1,700	87,079
FamilyMart Co Ltd	2,200	114,258
FANUC Corp	5,500	851,777
Fast Retailing Co Ltd	1,600	511,239
Fuji Electric Co Ltd	29,000	100,270
Fuji Heavy Industries Ltd	18,700	660,358
FUJIFILM Holdings Corp	10,000	395,273
Fujitsu Ltd	110,000	406,755
Fukuoka Financial Group Inc	24,000	78,179
Glory Ltd	1,700	57,740
GungHo Online Entertainment Inc	7,100	19,973
H2O Retailing Corp	3,800	65,552
Hakuhodo DY Holdings Inc	4,200	47,551
Hamamatsu Photonics KK	4,300	118,504
Hankyu Hanshin Holdings Inc	34,000	216,825
Haseko Corp	16,600	154,554
Heiwa Corp	2,000	41,459
Hikari Tsushin Inc	700	53,270
Hino Motors Ltd	15,100	163,165
Hirose Electric Co Ltd	720	79,351
Hisamitsu Pharmaceutical Co Inc	1,300	58,098
Hitachi Capital Corp	3,900	84,821
Hitachi Chemical Co Ltd	7,000	125,788
Hitachi Construction Machinery Co Ltd	6,700	106,336
Hitachi High-Technologies Corp	1,400	39,411
Hitachi Ltd	153,000	717,088
Hitachi Ltd ADR	3,200	150,016
Hitachi Metals Ltd	16,400	169,122
Hitachi Transport System Ltd	700	11,686
Hokkaido Electric Power Co Inc *	3,000	25,133
Hokuhoku Financial Group Inc	47,000	61,757
Hokuriku Electric Power Co	6,600	93,303
Honda Motor Co Ltd	44,000	1,203,008
Honda Motor Co Ltd ADR	12,006	328,244
Hoshizaki Electric Co Ltd	1,600	133,457
House Foods Group Inc	900	16,824
Hoya Corp	11,950	454,227
Hulic Co Ltd	5,200	49,582
Ibiden Co Ltd	6,400	78,246
Idemitsu Kosan Co Ltd	2,000	35,687
IHI Corp	80,000	169,335

	Shares	Value
Iida Group Holdings Co Ltd	5,000	$97,379
Inpex Corp	12,800	96,933
Isetan Mitsukoshi Holdings Ltd	10,800	126,086
Isuzu Motors Ltd	33,200	342,457
IT Holdings Corp	3,000	70,957
Ito En Ltd	2,500	78,939
ITOCHU Corp	39,500	485,409
Itochu Techno-Solutions Corp	2,200	41,511
Izumi Co Ltd	1,500	64,737
J Front Retailing Co Ltd	9,300	123,404
Japan Airlines Co Ltd	3,600	131,976
Japan Airport Terminal Co Ltd	1,100	39,040
Japan Exchange Group Inc	15,000	229,472
Japan Tobacco Inc	33,200	1,381,871
JFE Holdings Inc	21,700	291,436
JGC Corp	7,000	104,691
JSR Corp	5,600	80,524
JTEKT Corp	9,200	119,383
JX Holdings Inc	61,300	236,027
K’s Holdings Corp	1,200	39,754
Kajima Corp	18,333	114,842
Kakaku.com Inc	4,800	88,998
Kaken Pharmaceutical Co Ltd	2,300	139,032
Kamigumi Co Ltd	8,000	75,258
Kaneka Corp	15,000	128,442
Kansai Paint Co Ltd	8,000	128,411
Kao Corp	14,500	773,168
Kawasaki Heavy Industries Ltd	75,000	216,374
KDDI Corp	52,300	1,395,404
Keihan Electric Railway Co Ltd	30,000	211,344
Keikyu Corp	22,000	193,504
Keio Corp	18,000	157,969
Keisei Electric Railway Co Ltd	6,000	84,412
Kewpie Corp	3,200	72,430
Keyence Corp	1,040	567,187
Kikkoman Corp	3,000	98,480
Kinden Corp	6,200	75,995
Kintetsu Group Holdings Co Ltd	31,000	125,633
Kirin Holdings Co Ltd	25,000	350,217
Kobayashi Pharmaceutical Co Ltd	700	61,398
Kobe Steel Ltd	187,000	164,361
Koito Manufacturing Co Ltd	3,600	163,011
Komatsu Ltd	28,200	479,427
Konami Holdings Corp	2,400	70,930
Konica Minolta Inc	24,000	203,558
Kose Corp	1,200	116,661
Kubota Corp	23,000	313,944
Kubota Corp ADR	1,400	95,690
Kuraray Co Ltd	10,800	131,985
Kurita Water Industries Ltd	3,700	84,277
Kyocera Corp	7,300	321,428
Kyocera Corp ADR	1,346	59,439
Kyowa Hakko Kirin Co Ltd	4,000	63,828
Kyushu Electric Power Co Inc *	9,600	91,225
Lawson Inc	2,200	184,163
Lion Corp	7,000	78,810
LIXIL Group Corp	10,900	222,330
M3 Inc	6,800	171,012
Mabuchi Motor Co Ltd	1,100	51,177
Makita Corp	4,200	260,336
Makita Corp ADR	200	12,401
Marubeni Corp	76,400	386,538
Marui Group Co Ltd	4,800	68,777
Matsui Securities Co Ltd	3,100	26,384
Matsumotokiyoshi Holdings Co Ltd	2,300	120,280
Mazda Motor Corp	27,200	422,194
McDonald’s Holdings Co Japan Ltd	800	18,954
Medipal Holdings Corp	4,000	63,271
MEIJI Holdings Co Ltd	4,300	345,543
Minebea Co Ltd	18,000	140,336

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Miraca Holdings Inc	2,200	$90,315
MISUMI Group Inc	4,600	65,767
Mitsubishi Chemical Holdings Corp	100,300	523,676
Mitsubishi Corp	30,900	522,873
Mitsubishi Electric Corp	59,000	618,198
Mitsubishi Estate Co Ltd	26,000	482,559
Mitsubishi Gas Chemical Co Inc	21,000	112,781
Mitsubishi Heavy Industries Ltd	103,000	382,662
Mitsubishi Logistics Corp	3,000	39,355
Mitsubishi Materials Corp	89,000	251,100
Mitsubishi Motors Corp	36,300	270,977
Mitsubishi Tanabe Pharma Corp	4,300	74,715
Mitsubishi UFJ Financial Group Inc	265,600	1,230,685
Mitsubishi UFJ Financial Group Inc ADR	67,980	312,028
Mitsubishi UFJ Lease & Finance Co Ltd	31,300	137,230
Mitsui & Co Ltd	36,900	424,293
Mitsui & Co Ltd ADR	300	68,982
Mitsui Chemicals Inc	46,000	153,117
Mitsui Fudosan Co Ltd	19,000	473,245
Mitsui OSK Lines Ltd	36,000	73,245
Miura Co Ltd	1,300	24,229
Mizuho Financial Group Inc	518,000	771,966
Mizuho Financial Group Inc ADR	78,132	229,708
MonotaRO Co Ltd	1,200	35,671
MS&AD Insurance Group Holdings Inc	12,400	345,604
Murata Manufacturing Co Ltd	6,200	748,134
Nabtesco Corp	5,600	125,610
Nagoya Railroad Co Ltd	25,000	116,734
Nankai Electric Railway Co Ltd	21,000	113,939
NEC Corp	184,000	462,573
Nexon Co Ltd	3,300	56,280
NGK Insulators Ltd	4,000	73,814
NGK Spark Plug Co Ltd	6,000	114,895
NH Foods Ltd	7,000	154,077
NHK Spring Co Ltd	4,000	38,251
Nichirei Corp	9,000	73,071
Nidec Corp	4,000	273,689
Nidec Corp ADR	6,032	103,449
Nifco Inc	1,300	62,426
Nihon M&A Center Inc	400	23,220
Nikon Corp	9,900	151,382
Nintendo Co Ltd	1,200	170,578
Nippo Corp	3,000	50,358
Nippon Electric Glass Co Ltd	21,000	107,402
Nippon Express Co Ltd	26,000	118,209
Nippon Paint Holdings Co Ltd	2,000	44,238
Nippon Paper Industries Co Ltd	2,200	39,131
Nippon Shokubai Co Ltd	1,000	50,939
Nippon Steel & Sumitomo Metal Corp	28,063	538,014
Nippon Telegraph & Telephone Corp	14,600	630,683
Nippon Telegraph & Telephone Corp ADR	4,100	177,284
Nippon Yusen KK	67,000	129,197
Nishi-Nippon Railroad Co Ltd	10,000	65,174
Nissan Chemical Industries Ltd	4,000	102,851
Nissan Motor Co Ltd	83,400	771,053
Nisshin Seifun Group Inc	4,840	76,865
Nisshinbo Holdings Inc	4,000	42,418
Nissin Foods Holdings Co Ltd	1,000	46,969
Nitori Holdings Co Ltd	1,600	146,400
Nitto Denko Corp	5,500	306,479
NOK Corp	6,800	116,011
Nomura Holdings Inc	73,700	329,170
Nomura Holdings Inc ADR	19,971	88,671
Nomura Real Estate Holdings Inc	4,800	88,608
Nomura Research Institute Ltd	4,620	155,588
NSK Ltd	22,200	203,195
NTN Corp	35,000	111,600
NTT Data Corp	4,500	225,668
NTT DOCOMO Inc	32,300	734,225
NTT DOCOMO Inc ADR	11,400	259,578

	Shares	Value
NTT Urban Development Corp	4,100	$40,127
Obayashi Corp	11,000	108,423
Obic Co Ltd	1,600	84,582
Odakyu Electric Railway Co Ltd	10,000	108,779
Oji Holdings Corp	39,000	156,641
Olympus Corp	7,500	291,181
Omron Corp	6,900	205,224
Ono Pharmaceutical Co Ltd	8,000	338,421
Oracle Corp Japan	600	33,649
Oriental Land Co Ltd	5,200	368,158
Osaka Gas Co Ltd	33,000	126,672
Otsuka Corp	1,200	63,301
Otsuka Holdings Co Ltd	9,100	330,527
Panasonic Corp	57,600	521,670
Panasonic Corp ADR	13,000	116,480
Park24 Co Ltd	3,000	83,936
Pigeon Corp	2,100	54,720
Pola Orbis Holdings Inc	200	16,567
Rakuten Inc	30,400	293,450
Resona Holdings Inc	112,300	400,409
Resorttrust Inc	1,800	40,376
Ricoh Co Ltd	38,100	387,787
Rinnai Corp	1,100	97,172
Rohm Co Ltd	4,300	180,844
Rohto Pharmaceutical Co Ltd	4,000	72,860
Ryohin Keikaku Co Ltd	800	169,016
Sankyo Co Ltd	900	33,513
Sanrio Co Ltd	1,400	27,366
Santen Pharmaceutical Co Ltd	12,100	181,869
Sawai Pharmaceutical Co Ltd	1,500	93,866
SBI Holdings Inc	17,920	181,671
SCSK Corp	2,100	82,089
Secom Co Ltd	5,400	400,696
Sega Sammy Holdings Inc	6,800	74,087
Seibu Holdings Inc	2,600	54,979
Seiko Epson Corp	15,700	252,502
Seino Holdings Co Ltd	4,800	51,639
Sekisui Chemical Co Ltd	19,400	238,832
Sekisui House Ltd	21,900	369,487
Seven & i Holdings Co Ltd	20,900	890,500
Seven Bank Ltd	18,900	80,667
Sharp Corp *	65,000	74,085
Shikoku Electric Power Co Inc	4,200	56,285
Shimadzu Corp	6,000	94,130
Shimamura Co Ltd	500	62,416
Shimano Inc	2,500	392,067
Shimizu Corp	20,000	169,388
Shin-Etsu Chemical Co Ltd	9,800	506,150
Shinsei Bank Ltd	52,000	67,866
Shionogi & Co Ltd	6,600	310,208
Shiseido Co Ltd	9,600	213,869
Showa Shell Sekiyu KK	11,900	106,741
SKY Perfect JSAT Holdings Inc	10,600	61,669
SMC Corp	1,200	278,074
SoftBank Group Corp	29,100	1,391,854
Sohgo Security Services Co Ltd	700	37,900
Sojitz Corp	41,800	85,818
Sompo Japan Nipponkoa Holdings Inc	7,850	222,480
Sony Corp	13,800	354,814
Sony Corp ADR	23,760	611,107
Sony Financial Holdings Inc	3,700	47,310
Sotetsu Holdings Inc	12,000	73,502
Square Enix Holdings Co Ltd	3,800	102,651
Stanley Electric Co Ltd	4,200	94,925
Start Today Co Ltd	600	24,173
Sugi Holdings Co Ltd	1,100	58,035
Sumco Corp	7,800	48,973
Sumitomo Chemical Co Ltd	102,000	461,693
Sumitomo Corp	25,700	255,020
Sumitomo Dainippon Pharma Co Ltd	4,800	55,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Sumitomo Electric Industries Ltd	39,400	$477,761
Sumitomo Forestry Co Ltd	9,800	112,498
Sumitomo Heavy Industries Ltd	28,000	115,573
Sumitomo Metal Mining Co Ltd	26,000	257,242
Sumitomo Mitsui Financial Group Inc	35,400	1,074,661
Sumitomo Mitsui Financial Group Inc ADR	12,900	77,529
Sumitomo Mitsui Trust Holdings Inc	98,000	286,893
Sumitomo Realty & Development Co Ltd	9,000	263,081
Sumitomo Rubber Industries Ltd	13,600	210,137
Sundrug Co Ltd	1,000	74,743
Suntory Beverage & Food Ltd	4,600	206,940
Suruga Bank Ltd	4,000	70,194
Suzuken Co Ltd	3,800	128,976
Suzuki Motor Corp	12,000	320,864
Sysmex Corp	4,600	287,573
T&D Holdings Inc	24,000	224,185
Taiheiyo Cement Corp	91,000	209,447
Taisei Corp	18,000	118,866
Taiyo Nippon Sanso Corp	10,000	95,019
Takashimaya Co Ltd	18,000	150,458
Takeda Pharmaceutical Co Ltd	15,900	724,890
TDK Corp	6,300	349,561
Teijin Ltd	51,000	177,597
Temp Holdings Co Ltd	2,700	39,117
Terumo Corp	7,000	250,509
The Bank of Kyoto Ltd	16,000	104,313
The Bank of Yokohama Ltd * +	45,000	202,466
The Chiba Bank Ltd	31,000	154,401
The Chugoku Bank Ltd	7,900	82,216
The Chugoku Electric Power Co Inc	6,800	91,743
The Dai-ichi Life Insurance Co Ltd	28,200	341,769
The Gunma Bank Ltd	16,000	66,085
The Hachijuni Bank Ltd	19,000	81,853
The Hiroshima Bank Ltd	21,000	76,624
The Iyo Bank Ltd	6,100	39,881
The Joyo Bank Ltd	28,000	95,978
The Kansai Electric Power Co Inc *	13,400	118,560
The Shizuoka Bank Ltd	20,000	144,203
The Yokohama Rubber Co Ltd	4,000	65,755
THK Co Ltd	2,900	53,384
Tobu Railway Co Ltd	22,000	109,676
Toho Co Ltd	2,100	55,201
Toho Gas Co Ltd	13,000	92,273
Tohoku Electric Power Co Inc	8,600	110,832
Tokai Rika Co Ltd	1,400	26,313
Tokio Marine Holdings Inc	18,200	614,940
Tokyo Electric Power Co Inc *	32,700	179,642
Tokyo Electron Ltd	5,900	384,263
Tokyo Gas Co Ltd	64,000	298,333
Tokyo Tatemono Co Ltd	3,500	43,536
Tokyu Corp	23,000	192,634
Tokyu Fudosan Holdings Corp	19,900	135,070
TonenGeneral Sekiyu KK	11,000	99,496
Toppan Printing Co Ltd	23,000	192,837
Toray Industries Inc	45,000	384,037
Toshiba Corp *	94,000	182,773
Tosoh Corp	25,000	104,989
TOTO Ltd	7,000	217,887
Toyo Seikan Group Holdings Ltd	5,600	104,790
Toyo Suisan Kaisha Ltd	2,000	71,793
Toyo Tire & Rubber Co Ltd	3,500	52,296
Toyoda Gosei Co Ltd	4,000	77,142
Toyota Boshoku Corp	6,900	112,431
Toyota Motor Corp	44,160	2,342,043
Toyota Motor Corp ADR	18,708	1,989,035
Toyota Tsusho Corp	12,500	282,199
Trend Micro Inc	4,600	168,360
Tsuruha Holdings Inc	1,100	108,190
Ube Industries Ltd	64,000	113,137
Unicharm Corp	13,200	287,302

	Shares	Value
UNY Group Holdings Co Ltd	5,200	$36,604
USS Co Ltd	8,500	135,635
Wacoal Holdings Corp	2,000	23,867
West Japan Railway Co	4,400	271,687
Yahoo Japan Corp	55,800	237,498
Yakult Honsha Co Ltd	1,700	75,212
Yamada Denki Co Ltd	29,000	137,083
Yamaguchi Financial Group Inc	4,000	36,316
Yamaha Corp	4,600	138,376
Yamaha Motor Co Ltd	16,100	267,593
Yamato Holdings Co Ltd	10,300	205,351
Yamazaki Baking Co Ltd	5,000	105,242
Yaskawa Electric Corp	10,800	124,552
Yokogawa Electric Corp	11,000	113,619
Zenkoku Hosho Co Ltd	400	13,548

		85,276,940

Jordan - 0.0%

Hikma Pharmaceuticals PLC	5,227	148,428

Luxembourg - 0.2%

ArcelorMittal	13,692	61,770
ArcelorMittal ‘NY’	40,955	187,574
L’Occitane International SA	7,500	13,429
Millicom International Cellular SA SDR	3,350	182,741
RTL Group SA *	837	70,816
SES SA ‘A’ FDR	9,038	264,405
Tenaris SA	6,200	76,928
Tenaris SA ADR	2,949	73,017

		930,680

Macau - 0.0%

MGM China Holdings Ltd	21,200	32,471
Wynn Macau Ltd *	30,000	46,392

		78,863

Mexico - 0.0%

Fresnillo PLC	3,109	42,459

Netherlands - 3.5%

Aegon NV	29,578	162,554
Aegon NV ‘NY’	40,452	222,486
Akzo Nobel NV	11,951	814,663
Altice NV ‘A’ *	3,331	59,169
ASML Holding NV	3,752	377,580
ASML Holding NV ‘NY’	3,983	399,853
Boskalis Westminster	3,870	151,677
Gemalto NV (AMS)	2,666	196,783
Heineken NV	6,210	561,866
ING Groep NV ADR	43,062	513,730
ING Groep NV CVA	51,370	614,735
Koninklijke Ahold NV	40,998	920,868
Koninklijke DSM NV	7,989	439,243
Koninklijke KPN NV	178,535	747,626
Koninklijke Philips NV	9,481	270,050
Koninklijke Philips NV ‘NY’	21,478	613,197
Koninklijke Vopak NV	3,869	192,424
NN Group NV	8,708	284,270
Randstad Holding NV	5,170	285,961
Royal Dutch Shell PLC ‘A’	24,042	580,517
Royal Dutch Shell PLC ‘A’ ADR	56,337	2,729,528
Royal Dutch Shell PLC ‘B’	20,324	494,584
Royal Dutch Shell PLC ‘B’ ADR	30,690	1,509,641
TNT Express NV	4,920	44,140
Wolters Kluwer NV	15,308	610,139

		13,797,284

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
New Zealand - 0.2%

Auckland International Airport Ltd	33,907	$150,662
Fisher & Paykel Healthcare Corp Ltd	8,407	56,883
Fletcher Building Ltd (NZX)	30,481	166,155
Meridian Energy Ltd	31,288	56,600
Spark New Zealand Ltd (NZX)	69,177	174,391

		604,691

Norway - 0.6%

DNB ASA	25,875	305,540
Gjensidige Forsikring ASA	3,349	57,052
Leroy Seafood Group ASA	1,500	70,815
Marine Harvest ASA	9,559	147,168
Norsk Hydro ASA	36,695	150,762
Orkla ASA	14,967	135,373
Salmar ASA	1,238	30,332
Schibsted ASA ‘A’	3,309	96,540
Schibsted ASA ‘B’ *	1,909	52,836
Statoil ASA	43,193	674,603
Storebrand ASA *	17,962	69,967
Telenor ASA	24,500	396,142
TGS Nopec Geophysical Co ASA	6,650	101,372
Yara International ASA	5,618	210,898

		2,499,400

Portugal - 0.2%

Banco Espirito Santo SA * +	61,212	-
EDP - Energias de Portugal SA	95,163	337,870
Galp Energia SGPS SA	15,386	193,200
Jeronimo Martins SGPS SA	4,083	66,745

		597,815

Singapore - 1.2%

CapitaLand Ltd	102,200	232,435
City Developments Ltd	25,900	156,816
ComfortDelGro Corp Ltd	84,531	183,210
DBS Group Holdings Ltd	46,908	534,374
Genting Singapore PLC	129,000	79,864
Global Logistic Properties Ltd	76,000	108,396
Golden Agri-Resources Ltd	342,000	104,045
Great Eastern Holdings Ltd	2,000	33,372
Hutchison Port Holdings Trust	211,000	105,577
Jardine Cycle & Carriage Ltd	5,922	175,845
Keppel Corp Ltd	57,100	246,873
Olam International Ltd	8,200	10,467
Oversea-Chinese Banking Corp Ltd	101,918	667,938
SATS Ltd	8,000	23,436
Sembcorp Industries Ltd	71,200	159,355
Singapore Airlines Ltd	32,000	271,143
Singapore Exchange Ltd	36,600	215,673
Singapore Press Holdings Ltd	28,000	83,050
Singapore Technologies Engineering Ltd	49,400	118,299
Singapore Telecommunications Ltd	250,100	707,946
StarHub Ltd	25,800	64,149
United Industrial Corp Ltd	9,000	19,631
United Overseas Bank Ltd	33,783	472,556
UOL Group Ltd	14,000	62,353
Wilmar International Ltd	49,000	122,189

		4,958,992

South Africa - 0.1%

Investec PLC	14,682	107,699
Mondi PLC	11,390	217,814

		325,513

Spain - 2.7%

Abertis Infraestructuras SA	9,688	159,071
ACS Actividades de Construccion y Servicios SA	7,571	225,158

	Shares	Value
Amadeus IT Holding SA ‘A’	14,883	$636,455
Banco Bilbao Vizcaya Argentaria SA	169,702	1,120,587
Banco Bilbao Vizcaya Argentaria SA ADR	7,916	51,612
Banco de Sabadell SA	181,940	326,737
Banco Popular Espanol SA	70,341	182,556
Banco Santander SA	404,380	1,775,988
Banco Santander SA ADR	754	3,287
Bankia SA	126,975	119,533
Bankinter SA	21,789	153,520
CaixaBank SA *	1,495	4,407
CaixaBank SA (SIBE)	103,067	303,797
EDP Renovaveis SA	8,119	61,889
Enagas SA	9,324	279,857
Endesa SA	13,734	263,189
Ferrovial SA	10,414	223,494
Gas Natural SDG SA	14,015	282,944
Grifols SA	5,634	125,172
Iberdrola SA	149,113	992,638
Industria de Diseno Textil SA	30,462	1,021,074
Mapfre SA	66,406	142,918
Red Electrica Corp SA	4,066	352,220
Repsol SA	36,374	408,987
Repsol SA ADR	6,084	68,810
Telefonica SA	110,151	1,231,115
Telefonica SA ADR	30,049	334,445
Zardoya Otis SA	4,710	54,670

		10,906,130

Sweden - 2.8%

Alfa Laval AB	9,271	151,423
Assa Abloy AB ‘B’	27,407	539,575
Atlas Copco AB ‘A’	20,151	505,737
Atlas Copco AB ‘B’	12,561	295,601
Axfood AB	5,116	94,412
BillerudKorsnas AB	5,024	82,014
Boliden AB	18,152	289,555
Electrolux AB ‘B’ *	8,835	232,005
Fastighets AB Balder ‘B’ *	3,030	76,734
Fingerprint Cards AB ‘B’ *	127	7,376
Getinge AB ‘B’	8,914	205,061
Hennes & Mauritz AB ‘B’	28,472	947,666
Hexagon AB ‘B’	6,524	253,558
Hexpol AB	12,170	135,026
Hufvudstaden AB ‘A’	6,211	98,234
Husqvarna AB ‘B’	17,510	127,865
ICA Gruppen AB	2,496	82,497
Lundin Petroleum AB *	3,408	57,606
Meda AB ‘A’	10,073	187,203
NCC AB ‘B’	4,516	164,370
Nibe Industrier AB ‘B’	1,681	57,610
Nordea Bank AB	76,244	731,325
Saab AB ‘B’	2,243	76,854
Sandvik AB	43,593	450,227
Securitas AB ‘B’	14,287	236,257
Skandinaviska Enskilda Banken AB ‘A’	44,662	425,907
Skanska AB ‘B’	11,694	266,751
SKF AB ‘B’ *	13,434	242,169
Svenska Cellulosa AB SCA ‘A’	303	9,459
Svenska Cellulosa AB SCA ‘B’	22,295	695,398
Svenska Handelsbanken AB ‘A’	33,597	426,215
Swedbank AB ‘A’ *	25,270	542,711
Swedish Match AB	5,904	200,134
Tele2 AB ‘B’	14,908	137,984
Telefonaktiebolaget LM Ericsson ‘A’	2,470	24,109
Telefonaktiebolaget LM Ericsson ‘B’	58,815	588,897
Telefonaktiebolaget LM Ericsson ADR	10,502	105,335
TeliaSonera AB	125,058	647,998
Trelleborg AB ‘B’	10,588	209,074
Volvo AB ‘A’	10,757	118,234
Volvo AB ‘B’	46,539	509,728

		11,235,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Switzerland - 8.5%

ABB Ltd	44,049	$858,132
ABB Ltd ADR	29,541	573,686
Actelion Ltd	3,203	478,015
Adecco SA	9,605	624,816
Baloise Holding AG	1,777	225,559
Banque Cantonale Vaudoise	61	42,507
Barry Callebaut AG	39	42,284
Chocoladefabriken Lindt & Spruengli AG	3	224,400
Cie Financiere Richemont SA	15,939	1,052,778
Clariant AG	18,493	334,524
Coca-Cola HBC AG	6,994	148,317
Credit Suisse Group AG	37,852	534,544
Credit Suisse Group AG ADR	7,152	101,058
Dufry AG *	959	117,778
EMS-Chemie Holding AG	226	117,028
Galenica AG	176	264,120
Geberit AG	977	365,050
Givaudan SA	337	660,453
Glencore PLC	393,222	884,143
Julius Baer Group Ltd	8,657	371,013
Kuehne + Nagel International AG	1,712	243,303
LafargeHolcim Ltd (XPAR) *	5,776	270,081
LafargeHolcim Ltd (XVTX)	12,747	598,594
Lonza Group AG	2,398	405,361
Nestle SA	86,466	6,452,156
Novartis AG	38,455	2,782,291
Novartis AG ADR	15,494	1,122,385
Partners Group Holding AG	434	174,359
Roche Holding AG (XSWX)	754	189,244
Roche Holding AG (XVTX)	20,758	5,096,925
Schindler Holding AG	830	151,985
SGS SA	177	373,749
Sika AG	116	459,202
Sonova Holding AG	2,004	255,760
STMicroelectronics NV	22,481	125,135
STMicroelectronics NV ‘NY’	2,700	15,066
Swiss Life Holding AG	1,406	373,107
Swiss Re AG	13,318	1,229,779
Swisscom AG	1,126	611,147
Syngenta AG	1,540	638,633
Syngenta AG ADR	8,248	683,099
The Swatch Group AG	1,485	512,338
The Swatch Group AG - Registered	2,304	155,033
UBS Group AG (NYSE) *	49,990	800,840
UBS Group AG (XVTX)	39,086	628,739
Wolseley PLC	8,467	477,954
Zurich Insurance Group AG	4,196	973,100

		33,819,570

United Kingdom - 16.0%

Aberdeen Asset Management PLC	43,077	170,997
Admiral Group PLC	5,702	162,000
Anglo American PLC	51,207	403,731
ARM Holdings PLC	1,325	19,294
ARM Holdings PLC ADR	10,065	439,740
Ashtead Group PLC	21,890	271,063
Associated British Foods PLC	8,330	399,654
AstraZeneca PLC ADR	70,049	1,972,580
Aviva PLC	74,994	489,668
Aviva PLC ADR	11,920	155,675
Babcock International Group PLC	20,329	276,827
BAE Systems PLC	113,795	830,052
Barclays PLC	41,798	89,723
Barclays PLC ADR	92,667	798,790
Barratt Developments PLC	36,803	295,454
Berkeley Group Holdings PLC	6,182	285,045
BP PLC ADR	104,353	3,149,374
British American Tobacco PLC	21,380	1,250,215

	Shares	Value
British American Tobacco PLC ADR	17,420	$2,036,572
BT Group PLC	269,180	1,699,643
BT Group PLC ADR	7,614	244,257
Bunzl PLC	10,216	296,333
Burberry Group PLC	14,660	286,600
Capita PLC	18,458	275,570
Capital & Counties Properties PLC	18,588	87,938
Centrica PLC	202,709	662,222
CNH Industrial NV	28,027	190,281
Cobham PLC	46,262	144,061
Compass Group PLC	47,779	842,266
Croda International PLC	5,567	242,402
CYBG PLC *	15,147	45,746
DCC PLC	3,497	308,410
Diageo PLC ADR	17,633	1,902,072
Direct Line Insurance Group PLC	54,498	289,068
Dixons Carphone PLC	40,603	248,140
DS Smith PLC	42,859	250,740
easyJet PLC	5,724	124,582
Fiat Chrysler Automobiles NV	44,212	356,782
G4S PLC	60,220	164,326
GKN PLC	72,910	301,873
GlaxoSmithKline PLC	1,836	37,167
GlaxoSmithKline PLC ADR	73,574	2,983,426
Halma PLC	14,008	183,100
Hargreaves Lansdown PLC	7,079	136,328
HSBC Holdings PLC	23,146	143,944
HSBC Holdings PLC ADR	99,060	3,082,747
Imperial Brands PLC	29,149	1,613,900
Inchcape PLC	11,684	121,184
Informa PLC	26,131	260,046
Inmarsat PLC	22,399	315,959
InterContinental Hotels Group PLC	2,669	109,820
InterContinental Hotels Group PLC ADR	4,643	191,617
International Consolidated Airlines Group SA	30,860	244,719
Intertek Group PLC	7,354	333,906
ITV PLC	114,881	396,973
J Sainsbury PLC	74,523	295,311
Johnson Matthey PLC	10,498	412,681
Kingfisher PLC	77,724	419,211
Legal & General Group PLC	230,239	775,780
Liberty Global PLC ‘A’ *	512	19,712
Liberty Global PLC ‘C’ *	1,264	47,476
Lloyds Banking Group PLC	710,710	692,229
Lloyds Banking Group PLC ADR	144,193	569,562
London Stock Exchange Group PLC	6,199	250,410
Marks & Spencer Group PLC	74,083	431,707
Meggitt PLC	32,514	189,543
Merlin Entertainments PLC ~	26,754	177,873
National Grid PLC	33,955	480,441
National Grid PLC ADR	12,276	876,752
Next PLC	4,631	358,632
Old Mutual PLC (LI)	168,224	464,656
Pearson PLC	4,231	53,025
Pearson PLC ADR	19,396	243,226
Pennon Group PLC	12,579	146,291
Persimmon PLC	14,548	434,712
Petrofac Ltd	1,990	26,263
Provident Financial PLC	4,284	182,074
Prudential PLC	10,345	192,504
Prudential PLC ADR	30,678	1,141,222
Randgold Resources Ltd	3,089	281,046
Reckitt Benckiser Group PLC	18,078	1,743,742
RELX NV	36,313	633,100
RELX NV ADR	3,798	66,579
RELX PLC	4,850	89,973
RELX PLC ADR	36,088	678,093
Rexam PLC	27,859	253,240
Rightmove PLC	2,517	151,993
Rio Tinto Ltd	11,146	362,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Shares	Value
Rio Tinto PLC	309	$8,661
Rio Tinto PLC ADR	35,633	1,007,345
Rolls-Royce Holdings PLC *	76,059	743,348
Royal Bank of Scotland Group PLC *	16,107	51,360
Royal Bank of Scotland Group PLC ADR *	25,508	162,741
Royal Mail PLC	36,095	248,896
RSA Insurance Group PLC	31,207	212,673
SABMiller PLC	21,166	1,292,773
Schroders PLC	3,360	129,174
Schroders PLC NVDR	1,511	43,769
Severn Trent PLC	8,606	268,086
Sky PLC	29,834	438,397
Sky PLC ADR	1,754	102,697
Smith & Nephew PLC	19,163	315,284
Smith & Nephew PLC ADR	8,397	279,788
Smiths Group PLC	16,307	251,457
SSE PLC	40,200	860,291
St James’s Place PLC	21,935	288,408
Standard Chartered PLC	81,061	548,216
Standard Life PLC	60,963	310,873
Subsea 7 SA *	10,417	78,578
Taylor Wimpey PLC	118,634	323,321
Tesco PLC *	264,925	727,612
The Sage Group PLC	45,219	407,713
Travis Perkins PLC	8,689	227,616
Unilever NV ‘NY’	32,657	1,459,115
Unilever NV CVA	15,780	709,449
Unilever PLC	2,665	120,172
Unilever PLC ADR	35,982	1,625,667
United Utilities Group PLC	16,403	217,128
Vodafone Group PLC	424,593	1,349,209
Vodafone Group PLC ADR	35,218	1,128,737
Whitbread PLC	5,541	314,541
William Hill PLC	30,280	141,671
Wm Morrison Supermarkets PLC	79,598	226,685
WPP PLC	16,734	389,492
WPP PLC ADR	4,705	547,803

		63,315,336

United States - 0.3%

Carnival PLC	1,157	62,147
Carnival PLC ADR	4,609	250,223
QIAGEN NV (XETR) *	4,796	106,646
Samsonite International SA	57,000	190,925
Thomson Reuters Corp (NYSE)	4,579	185,358
Thomson Reuters Corp (TSE)	5,700	230,940
Valeant Pharmaceuticals International Inc (NYSE) *	4,015	105,594
Valeant Pharmaceuticals International Inc (TSE) *	4,900	128,466

		1,260,299

Total Common Stocks (Cost $398,097,521)		391,381,564

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.030% due 04/01/16 (Dated 03/31/16, repurchase price of $1,017,140; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $1,041,656)	$1,017,139	$1,017,139

Total Short-Term Investment (Cost $1,017,139)		1,017,139

TOTAL INVESTMENTS - 99.3% (Cost $401,957,039)		394,229,498

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,659,176

NET ASSETS - 100.0%		$396,888,674

Notes to Schedule of Investments

(a)	As of March 31, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	21.4%
Consumer Discretionary	14.2%
Industrials	13.4%
Consumer Staples	11.8%
Health Care	9.7%
Materials	8.5%
Energy	6.2%
Telecommunication Services	5.1%
Information Technology	4.9%
Utilities	3.8%
Others (each less than 3.0%)	0.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	Investments with a total aggregate value of $341,283 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2016:

		Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$1,830,795	$-	$1,830,795	$-
	Common Stocks
	Australia	23,713,188	1,837,285	21,737,086	138,817
	Austria	648,082	-	648,082	-
	Belgium	5,335,509	1,488,567	3,846,942	-
	Bermuda	14,987	14,987	-	-
	Canada	31,199,559	31,199,559	-	-
	Chile	157,401	-	157,401	-
	China	12,043	-	12,043	-
	Colombia	8,351	8,351	-	-
	Denmark	7,468,609	1,149,641	6,318,968	-
	Finland	4,099,242	277,580	3,821,662	-
	France	33,996,481	545,143	33,451,338	-
	Germany	30,784,860	1,317,152	29,467,708	-
	Hong Kong	10,988,244	247,809	10,740,435	-
	Ireland	4,010,232	1,309,149	2,701,083	-
	Israel	2,363,460	1,344,366	1,019,094	-
	Italy	6,783,022	571,961	6,211,061	-
	Japan	85,276,940	4,938,538	80,135,936	202,466
	Jordan	148,428	-	148,428	-
	Luxembourg	930,680	260,591	670,089	-
	Macau	78,863	-	78,863	-
	Mexico	42,459	-	42,459	-
	Netherlands	13,797,284	5,988,435	7,808,849	-
	New Zealand	604,691	-	604,691	-
	Norway	2,499,400	-	2,499,400	-
	Portugal	597,815	-	597,815	-
	Singapore	4,958,992	33,372	4,925,620	-
	South Africa	325,513	-	325,513	-
	Spain	10,906,130	458,154	10,447,976	-
	Sweden	11,235,894	105,335	11,130,559	-
	Switzerland	33,819,570	3,296,134	30,523,436	-
	United Kingdom	63,315,336	26,959,111	36,356,225	-
	United States	1,260,299	900,581	359,718	-

	Total Common Stocks	391,381,564	84,251,801	306,788,480	341,283

	Short-Term Investment	1,017,139	-	1,017,139	-

	Total	$394,229,498	$84,251,801	$309,636,414	$341,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 315-316

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of March 31, 2016.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2016.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the Fund as of March 31, 2016 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Asia	International Index - Asia
iTraxx Crossover	International Index - Europe Sub-Investment Grade
iTraxx Europe	International Index - Europe

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2016 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

(2)	The countries listed in the Schedule of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

(3)	The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of March 31, 2016, the Trust was comprised of fifty-six separate funds, as presented in the Schedule of Investments (each individually a “Fund,” and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Equity Portfolio (1)	Global Absolute Return Portfolio (1)
Diversified Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix – Conservative Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix – Moderate Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix – Growth Portfolio (2)
High Yield Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Managed Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Emerging Markets Debt Portfolio (1)	International Large-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Comstock Portfolio (1)	International Small-Cap Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Dividend Growth Portfolio (1)	International Value Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Equity Index Portfolio (1)	Health Sciences Portfolio	PD Large-Cap Growth Index Portfolio (4)
Focused Growth Portfolio	Real Estate Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Growth Portfolio (1)	Technology Portfolio	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Absolute Return Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1)	Currency Strategies Portfolio (1)	PD Emerging Markets Portfolio (4)
Long/Short Large-Cap Portfolio (1)	Diversified Alternatives Portfolio	PD International Large-Cap Portfolio (4)
Main Street® Core Portfolio (1)	Equity Long/Short Portfolio (1)

(1)	These Funds are collectively known as the “Underlying Funds”
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Portfolios”

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

investment, legal, and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of March 31, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2016, no participation interest in Senior Loans was held by any Fund.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of these securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by the Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non- deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty. None of the Funds held forward bond contracts as of March 31, 2016.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the Funds are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds held volatility swaps as of March 31, 2016.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

5. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2016 is as follows:

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2016
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$160,141	$7,934	$6,091	($90)	$2,598	$164,492	15,555
Inflation Managed ‘P’	59,774	2,975	2,284	(8)	2,652	63,109	5,537
Emerging Markets Debt ‘P’	156,467	7,934	6,091	(249)	12,634	170,695	16,889
Emerging Markets ‘P’	116,366	5,951	4,568	(607)	3,979	121,121	8,801
International Small-Cap ‘P’	120,482	5,951	4,569	(466)	1,134	122,532	10,546
Real Estate ‘P’	60,725	2,975	2,284	(146)	3,827	65,097	2,689
Absolute Return ‘P’	221,329	10,909	8,375	(211)	(6,865)	216,787	23,220
Currency Strategies ‘P’	431,390	20,827	15,990	569	(2,825)	433,971	40,223
Equity Long/Short ‘P’	225,857	10,909	8,376	(29)	7,885	236,246	19,721
Global Absolute Return ‘P’	468,233	22,810	17,512	(263)	(757)	472,511	43,758
Total	$2,020,764	$99,175	$76,140	($1,500)	$24,262	$2,066,561

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$41,405,864	$569,047	$936,019	$8,270	$438,157	$41,485,319	4,074,105
PD Aggregate Bond Index ‘P’	206,695,202	2,734,029	6,398,336	431,147	5,836,074	209,298,116	17,537,223
PD High Yield Bond Market ‘P’	27,031,962	1,684,560	853,111	(6,231)	959,609	28,816,789	2,285,128
PD Large-Cap Growth Index ‘P’	51,814,775	861,209	910,999	335,937	7,132	52,108,054	2,057,112
PD Large-Cap Value Index ‘P’	60,271,920	1,215,979	1,076,636	325,133	607,033	61,343,429	2,756,817
PD Small-Cap Growth Index ‘P’	8,910,414	761,603	165,634	50,658	(416,320)	9,140,721	442,367
PD Small-Cap Value Index ‘P’	13,543,761	763,246	248,453	19,965	249,854	14,328,373	779,672
PD Emerging Markets ‘P’	8,983,128	640,968	216,284	(31,531)	785,185	10,161,466	774,297
PD International Large-Cap ‘P’	40,378,459	2,827,858	745,362	(13,289)	(523,728)	41,923,938	2,853,377
Total	$459,035,485	$12,058,499	$11,550,834	$1,120,059	$7,942,996	$468,606,205

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$107,939,205	$655,030	$1,113,014	$10,511	$1,159,226	$108,650,958	10,670,169
PD Aggregate Bond Index ‘P’	523,333,783	3,201,626	5,382,363	251,833	15,712,659	537,117,538	45,005,423
PD High Yield Bond Market ‘P’	89,568,545	725,319	821,351	27,031	2,970,186	92,469,730	7,332,712
PD Large-Cap Growth Index ‘P’	272,533,714	1,945,179	2,255,989	1,021,506	769,146	274,013,556	10,817,455
PD Large-Cap Value Index ‘P’	320,828,796	5,730,479	2,707,188	1,060,999	4,177,465	329,090,551	14,789,562
PD Small-Cap Growth Index ‘P’	70,379,092	2,031,256	601,597	200,364	(3,361,828)	68,647,287	3,322,202
PD Small-Cap Value Index ‘P’	87,739,093	2,711,996	751,996	129,751	1,445,176	91,274,020	4,966,633
PD Emerging Markets ‘P’	71,721,633	725,375	601,597	(128,242)	5,558,179	77,275,348	5,888,331
PD International Large-Cap ‘P’	249,799,940	4,697,111	2,105,591	105,303	(4,200,000)	248,296,763	16,899,275
Total	$1,793,843,801	$22,423,371	$16,340,686	$2,679,056	$24,230,209	$1,826,835,751

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$17,367,534	$148,652	$372,249	$3,474	$183,337	$17,330,748	1,701,982
PD Aggregate Bond Index ‘P’	86,877,387	938,159	1,933,546	115,808	2,526,427	88,524,235	7,417,503
PD High Yield Bond Market ‘P’	15,509,799	292,954	254,845	(9,819)	520,789	16,058,878	1,273,445
PD Large-Cap Growth Index ‘P’	109,922,987	1,183,923	1,851,321	884,915	(241,922)	109,898,582	4,338,555
PD Large-Cap Value Index ‘P’	125,321,430	1,976,662	2,143,635	721,075	1,178,335	127,053,867	5,709,891
PD Small-Cap Growth Index ‘P’	33,730,502	984,789	584,626	195,633	(1,758,142)	32,568,156	1,576,144
PD Small-Cap Value Index ‘P’	44,688,630	1,381,490	779,503	170,616	547,716	46,008,949	2,503,556
PD Emerging Markets ‘P’	33,653,876	665,394	584,627	(264,336)	2,806,625	36,276,932	2,764,278
PD International Large-Cap ‘P’	107,596,822	2,748,020	1,851,321	(3,414)	(1,830,620)	106,659,487	7,259,330
Total	$574,668,967	$10,320,043	$10,355,673	$1,813,952	$3,932,545	$580,379,834

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2016
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$53,979,167	$393,037	$1,998,712	($45,122)	$1,624,047	$53,952,417	5,418,336
Diversified Bond ‘P’	395,389,457	3,116,865	14,035,159	1,988,596	8,927,684	395,387,443	32,535,345
Floating Rate Income ‘P’	58,442,308	496,295	1,902,625	77,826	813,679	57,927,483	5,477,909
Floating Rate Loan ‘P’	79,068,785	6,895,440	3,748,863	307,206	1,321,338	83,843,906	10,228,944
High Yield Bond ‘P’	104,612,539	6,634,690	3,672,804	443,819	2,257,104	110,275,348	15,312,756
Inflation Managed ‘P’	53,760,197	382,678	1,936,346	(68,331)	2,391,944	54,530,142	4,783,882
Inflation Strategy ‘P’	43,162,695	306,128	1,619,403	(126,378)	1,467,933	43,190,975	4,239,180
Managed Bond ‘P’	261,202,188	2,284,246	10,921,366	835,461	4,813,621	258,214,150	19,434,716
Short Duration Bond ‘P’	194,830,563	29,266,484	9,372,157	276,116	1,396,995	216,398,001	21,755,642
Emerging Markets Debt ‘P’	104,585,791	6,192,251	4,899,012	(138,094)	8,837,967	114,578,903	11,336,560
Comstock ‘P’	61,320,859	9,742,807	3,209,610	935,251	(1,390,245)	67,399,062	5,289,927
Dividend Growth ‘P’	14,594,833	1,137,878	541,634	122,717	288,432	15,602,226	926,249
Equity Index ‘P’	10,394,894	931,545	366,185	119,193	87,152	11,166,599	231,436
Growth ‘P’	16,747,998	1,068,501	643,656	193,021	(421,102)	16,944,762	764,822
Large-Cap Growth ‘P’	25,065,095	1,828,155	970,432	272,268	(1,463,190)	24,731,896	2,723,131
Large-Cap Value ‘P’	83,219,986	7,211,642	2,786,138	874,676	803,954	89,324,120	4,698,521
Main Street Core ‘P’	18,775,814	1,426,397	669,047	69,541	242,046	19,844,751	600,303
Mid-Cap Equity ‘P’	6,283,973	386,935	235,135	42,599	13,171	6,491,543	367,688
Mid-Cap Growth ‘P’	6,264,955	462,276	233,580	(68)	1,642	6,495,225	615,935
Mid-Cap Value ‘P’	30,830,576	4,197,406	1,264,650	409,865	(19,641)	34,153,556	1,674,218
Value Advantage ‘P’	18,726,433	1,614,934	609,711	118,016	82,495	19,932,167	1,553,886
International Large-Cap ‘P’	73,269,395	4,687,008	2,033,596	402,152	(1,977,878)	74,347,081	9,467,226
International Value ‘P’	31,542,746	1,447,863	912,440	145,930	(1,460,229)	30,763,870	2,809,198
Absolute Return ‘P’	137,381,758	4,181,920	3,364,862	(222,471)	(4,217,610)	133,758,735	14,327,170
Currency Strategies ‘P’	64,272,966	459,206	3,203,098	301,472	(528,822)	61,301,724	5,681,785
Equity Long/Short ‘P’	64,821,486	629,206	2,014,458	281,657	1,919,627	65,637,518	5,479,058
Global Absolute Return ‘P’	107,632,519	1,604,605	4,438,554	307,650	(534,912)	104,571,308	9,684,039
Total	$2,120,179,976	$98,986,398	$81,603,233	$7,924,568	$25,277,202	$2,170,764,911

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$56,382,357	$67,222	$2,896,741	($76,625)	$1,692,655	$55,168,868	5,540,502
Diversified Bond ‘P’	537,078,143	367,616	29,996,655	4,213,573	10,202,356	521,865,033	42,942,838
Floating Rate Income ‘P’	75,181,275	139,214	3,767,343	140,524	967,813	72,661,483	6,871,229
Floating Rate Loan ‘P’	111,734,706	305,422	4,259,517	279,798	1,783,094	109,843,503	13,400,892
High Yield Bond ‘P’	163,518,011	624,591	1,958,676	156,509	3,582,889	165,923,324	23,039,994
Inflation Managed ‘P’	56,151,347	81,787	2,554,176	(181,536)	2,574,257	56,071,679	4,919,120
Inflation Strategy ‘P’	37,422,542	83,886	1,685,445	(115,703)	1,266,796	36,972,076	3,628,798
Managed Bond ‘P’	358,295,823	363,103	20,136,994	1,652,695	5,951,433	346,126,060	26,051,484
Short Duration Bond ‘P’	188,677,179	240,321	10,747,288	300,372	1,100,467	179,571,051	18,053,233
Emerging Markets Debt ‘P’	109,562,035	138,722	2,966,350	(118,676)	8,614,004	115,229,735	11,400,954
Comstock ‘P’	108,070,053	275,976	1,667,399	452,410	(2,581,846)	104,549,194	8,205,717
Dividend Growth ‘P’	36,515,209	61,463	511,476	194,766	615,870	36,875,832	2,189,188
Equity Index ‘P’	54,902,293	97,572	695,364	23,862	678,669	55,007,032	1,140,060
Growth ‘P’	59,149,749	88,319	997,244	274,228	(1,273,734)	57,241,318	2,583,655
Large-Cap Growth ‘P’	92,898,902	130,807	1,632,662	370,802	(5,083,503)	86,684,346	9,544,471
Large-Cap Value ‘P’	164,602,728	298,853	2,034,898	719,557	1,410,221	164,996,461	8,678,948
Main Street Core ‘P’	84,512,656	136,074	1,192,395	394,172	500,059	84,350,566	2,551,602
Mid-Cap Equity ‘P’	36,328,055	80,115	599,922	115,547	60,269	35,984,064	2,038,175
Mid-Cap Growth ‘P’	36,808,688	111,319	379,883	(10,976)	(230,717)	36,298,431	3,442,138
Mid-Cap Value ‘P’	88,921,799	274,059	1,518,773	375,697	(391,754)	87,661,028	4,297,172
Small-Cap Equity ‘P’	49,530,747	163,745	911,684	204,482	1,345,804	50,333,094	2,542,122
Small-Cap Growth ‘P’	34,035,564	641,896	379,883	(95,530)	(3,393,085)	30,808,962	2,447,610
Small-Cap Index ‘P’	43,218,460	121,341	455,821	101,207	(802,405)	42,182,782	2,497,586
Small-Cap Value ‘P’	17,273,733	74,552	445,282	(9,247)	727,780	17,621,536	918,368
Value Advantage ‘P’	91,428,655	168,710	1,170,150	215,282	128,475	90,770,972	7,076,387
Emerging Markets ‘P’	72,983,605	452,294	759,723	(196,877)	2,303,182	74,782,481	5,433,769
International Large-Cap ‘P’	128,879,359	434,887	1,329,568	168,810	(3,370,922)	124,782,566	15,889,591
International Small-Cap ‘P’	112,946,621	186,779	3,815,425	783,506	(456,797)	109,644,684	9,436,407
International Value ‘P’	54,761,367	291,056	569,803	40,223	(2,454,595)	52,068,248	4,754,604
Absolute Return ‘P’	217,058,530	172,165	9,946,409	(524,961)	(6,243,420)	200,515,905	21,477,667
Currency Strategies ‘P’	113,050,607	77,394	6,832,167	651,381	(1,001,010)	105,946,205	9,819,684
Equity Long/Short ‘P’	108,233,239	354,586	1,537,812	213,207	3,475,551	110,738,771	9,243,862
Global Absolute Return ‘P’	204,727,801	141,887	7,200,305	471,789	(988,146)	197,153,026	18,257,758
Total	$3,704,841,838	$7,247,733	$127,553,233	$11,184,268	$20,709,710	$3,616,430,316

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2016
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$163,077,812	$68,548	$6,460,084	($172,487)	$4,883,016	$161,396,805	16,208,767
Diversified Bond ‘P’	1,443,139,300	603,220	66,498,002	9,314,938	29,689,120	1,416,248,576	116,539,200
Floating Rate Income ‘P’	182,367,421	76,770	6,900,226	261,196	2,462,280	178,267,441	16,857,849
Floating Rate Loan ‘P’	263,927,339	112,418	6,377,493	425,190	4,515,713	262,603,167	32,037,548
High Yield Bond ‘P’	390,067,837	169,995	4,084,059	303,123	8,561,900	395,018,796	54,852,028
Inflation Managed ‘P’	168,519,218	71,292	5,422,757	(212,670)	7,454,826	170,409,909	14,949,914
Inflation Strategy ‘P’	129,537,221	54,835	4,060,015	(275,628)	4,292,875	129,549,288	12,715,221
Managed Bond ‘P’	942,466,346	394,825	40,969,555	3,356,874	16,809,106	922,057,596	69,399,480
Short Duration Bond ‘P’	327,313,069	137,089	14,306,734	399,672	2,054,298	315,597,394	31,728,685
Emerging Markets Debt ‘P’	446,862,720	191,931	10,325,211	(447,465)	35,104,284	471,386,259	46,639,462
Comstock ‘P’	377,562,166	310,892	5,951,702	1,755,782	(9,273,431)	364,403,707	28,600,829
Dividend Growth ‘P’	140,882,384	60,320	2,670,395	1,015,891	2,064,346	141,352,546	8,391,601
Equity Index ‘P’	192,181,092	82,255	3,115,123	108,374	2,299,337	191,555,935	3,970,134
Growth ‘P’	233,358,930	132,986	6,617,768	1,760,425	(5,880,289)	222,754,284	10,054,279
Large-Cap Growth ‘P’	363,144,320	290,166	8,100,063	2,463,808	(21,030,693)	336,767,538	37,080,144
Large-Cap Value ‘P’	586,996,082	252,251	8,692,630	3,072,734	4,386,325	586,014,762	30,824,851
Long/Short Large-Cap ‘P’	438,434,359	327,286	7,672,578	2,319,738	(11,219,225)	422,189,580	30,102,397
Main Street Core ‘P’	321,270,298	137,089	5,346,858	2,121,701	1,193,838	319,376,068	9,661,117
Mid-Cap Equity ‘P’	191,176,704	105,088	3,444,721	440,269	445,128	188,722,468	10,689,439
Mid-Cap Growth ‘P’	127,129,360	103,631	1,236,020	(95,589)	(763,602)	125,137,780	11,866,671
Mid-Cap Value ‘P’	313,659,027	259,077	6,782,658	1,757,797	(1,939,664)	306,953,579	15,046,965
Small-Cap Equity ‘P’	199,969,648	140,052	1,977,650	461,276	5,807,648	204,400,974	10,323,469
Small-Cap Growth ‘P’	171,135,485	155,446	1,853,980	(75,150)	(17,373,527)	151,988,274	12,074,670
Small-Cap Index ‘P’	146,811,552	124,357	1,483,165	324,827	(2,743,023)	143,034,548	8,468,884
Small-Cap Value ‘P’	61,338,196	51,815	1,530,567	469,836	2,045,371	62,374,651	3,250,732
Value Advantage ‘P’	382,108,012	164,510	5,134,083	938,323	432,516	378,509,278	29,508,091
Emerging Markets ‘P’	415,012,346	362,706	4,326,020	(1,140,577)	12,892,962	422,801,417	30,721,167
International Large-Cap ‘P’	666,173,815	467,222	6,427,146	683,121	(17,313,752)	643,583,260	81,952,755
International Small-Cap ‘P’	588,087,283	346,513	16,971,321	3,395,835	(1,675,779)	573,182,531	49,330,101
International Value ‘P’	291,447,840	238,351	2,842,758	88,890	(12,962,542)	275,969,781	25,200,140
Real Estate ‘P’	198,735,150	82,255	9,886,795	1,979,922	9,069,125	199,979,657	8,260,625
Absolute Return ‘P’	484,374,381	202,894	18,062,291	(964,037)	(14,216,583)	451,334,364	48,343,343
Currency Strategies ‘P’	527,287,990	219,344	30,359,348	2,878,276	(4,549,516)	495,476,746	45,923,545
Equity Long/Short ‘P’	518,629,643	219,344	20,933,681	2,711,274	14,221,297	514,847,877	42,976,663
Global Absolute Return ‘P’	457,274,558	191,931	18,979,369	1,225,019	(2,429,609)	437,282,530	40,495,441
Total	$12,851,458,904	$6,908,704	$365,802,826	$42,650,508	$47,314,076	$12,582,529,366

Portfolio Optimization Growth
Core Income ‘P’	$116,754,042	$-	$2,937,347	($64,277)	$3,488,382	$117,240,800	11,774,265
Diversified Bond ‘P’	891,763,173	-	22,030,085	3,159,404	21,469,972	894,362,464	73,594,628
Floating Rate Income ‘P’	95,267,752	-	2,349,876	16,876	1,429,463	94,364,215	8,923,546
Floating Rate Loan ‘P’	140,047,626	-	3,524,814	(21,722)	2,640,419	139,141,509	16,975,244
High Yield Bond ‘P’	99,369,813	-	1,853,845	(192,463)	2,425,390	99,748,895	13,851,060
Inflation Managed ‘P’	45,717,348	-	1,174,938	(18,364)	1,996,421	46,520,467	4,081,200
Inflation Protected ‘P’	34,284,523	-	881,204	(10,665)	1,079,769	34,472,423	3,383,457
Managed Bond ‘P’	593,464,250	-	14,686,729	1,239,751	11,671,113	591,688,385	44,533,949
Emerging Markets Debt ‘P’	165,797,845	-	4,055,089	(168,746)	13,021,786	174,595,796	17,274,695
Comstock ‘P’	344,158,302	-	6,495,129	1,645,729	(8,686,288)	330,622,614	25,949,464
Dividend Growth ‘P’	145,219,881	-	5,209,568	1,921,730	1,049,712	142,981,755	8,488,321
Equity Index ‘P’	213,084,685	-	7,134,247	91,227	2,258,416	208,300,081	4,317,168
Growth ‘P’	280,578,020	-	10,865,268	2,840,774	(7,980,144)	264,573,382	11,941,834
Large-Cap Growth ‘P’	420,030,857	-	15,536,388	4,754,718	(26,413,726)	382,835,461	42,152,501
Large-Cap Value ‘P’	554,566,628	-	13,585,925	4,654,780	1,937,842	547,573,325	28,802,801
Long/Short Large-Cap ‘P’	562,988,216	-	24,604,525	6,333,658	(18,678,378)	526,038,971	37,506,927
Main Street Core ‘P’	334,764,858	-	10,581,013	4,071,804	(1,043,972)	327,211,677	9,898,144
Mid-Cap Equity ‘P’	244,870,154	-	10,500,083	1,132,032	(474,737)	235,027,366	13,312,197
Mid-Cap Growth ‘P’	128,799,999	-	3,637,463	(320,415)	(750,756)	124,091,365	11,767,440
Mid-Cap Value ‘P’	400,382,241	-	16,671,331	3,709,504	(4,914,445)	382,505,969	18,750,567
Small-Cap Equity ‘P’	202,277,296	-	5,493,175	1,200,321	4,789,973	202,774,415	10,241,318
Small-Cap Growth ‘P’	152,667,036	-	2,193,551	(89,677)	(15,509,802)	134,874,006	10,715,031
Small-Cap Index ‘P’	152,411,480	-	4,169,227	894,990	(3,607,483)	145,529,760	8,616,622
Small-Cap Value ‘P’	126,707,443	-	8,258,148	(549,352)	5,024,431	122,924,374	6,406,356
Value Advantage ‘P’	393,030,350	-	11,339,496	1,875,032	(942,692)	382,623,194	29,828,806
Emerging Markets ‘P’	452,418,265	-	13,489,385	(3,898,445)	15,824,208	450,854,643	32,759,542
International Large-Cap ‘P’	682,018,454	-	20,253,887	2,093,146	(19,685,816)	644,171,897	82,027,711
International Small-Cap ‘P’	619,036,014	-	19,640,180	4,057,730	(2,211,865)	601,241,699	51,744,972
International Value ‘P’	292,081,912	-	8,035,573	570,442	(13,658,492)	270,958,289	24,742,516
Real Estate ‘P’	217,472,044	-	7,494,870	1,526,001	10,936,281	222,439,456	9,188,380
Absolute Return ‘P’	337,729,397	-	8,518,303	(546,943)	(10,191,333)	318,472,818	34,112,272
Currency Strategies ‘P’	486,107,180	-	16,079,376	1,537,708	(3,341,861)	468,223,651	43,397,576
Equity Long/Short ‘P’	535,320,586	-	20,048,028	2,583,767	14,946,039	532,802,364	44,475,405
Global Absolute Return ‘P’	299,538,985	-	7,343,365	458,775	(1,212,855)	291,441,540	26,989,539
Total	$10,760,726,655	$-	$330,671,431	$46,488,830	($23,315,028)	$10,453,229,026

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2016
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$104,646,815	$5,810	$3,382,319	$316,842	$2,554,912	$104,142,060	8,569,564
Managed Bond ‘P’	69,595,045	4,364	2,079,127	89,625	1,418,996	69,028,903	5,195,521
Comstock ‘P’	79,927,070	160,992	1,374,854	364,705	(1,956,512)	77,121,401	6,053,001
Dividend Growth ‘P’	34,980,800	478	1,233,901	462,556	266,944	34,476,877	2,046,770
Equity Index ‘P’	46,465,081	639	1,306,423	35,779	513,326	45,708,402	947,339
Growth ‘P’	68,246,552	937	2,439,295	640,371	(1,877,275)	64,571,290	2,914,502
Large-Cap Growth ‘P’	93,943,277	2,721	2,972,018	905,008	(5,738,688)	86,140,300	9,484,568
Large-Cap Value ‘P’	127,554,331	1,755	3,194,531	1,126,449	437,388	125,925,392	6,623,778
Long/Short Large-Cap ‘P’	144,582,085	3,363	3,513,991	1,047,677	(4,049,173)	138,069,961	9,844,480
Main Street Core ‘P’	69,891,803	958	2,087,061	815,556	(154,327)	68,466,929	2,071,123
Mid-Cap Equity ‘P’	65,254,547	894	1,726,011	193,893	56,113	63,779,436	3,612,534
Mid-Cap Growth ‘P’	34,928,140	1,119	715,008	(63,352)	(206,125)	33,944,774	3,218,944
Mid-Cap Value ‘P’	114,880,864	117,836	2,157,404	522,316	(588,523)	112,775,089	5,528,272
Small-Cap Equity ‘P’	81,202,851	322,648	1,463,417	347,563	2,203,961	82,613,606	4,172,480
Small-Cap Growth ‘P’	41,942,802	685,324	635,896	(28,529)	(4,234,787)	37,728,914	2,997,364
Small-Cap Index ‘P’	52,146,243	166,544	781,287	202,868	(1,056,654)	50,677,714	3,000,559
Small-Cap Value ‘P’	55,978,049	285,146	1,269,306	261,967	2,085,751	57,341,607	2,988,429
Value Advantage ‘P’	92,481,987	6,619	1,698,718	313,941	5,769	91,109,598	7,102,786
Emerging Markets ‘P’	153,448,975	1,353,009	2,225,648	(580,869)	5,066,674	157,062,141	11,412,290
International Large-Cap ‘P’	197,750,144	4,220	3,989,123	409,928	(5,437,947)	188,737,222	24,033,464
International Small-Cap ‘P’	178,074,535	2,394	8,565,694	1,719,744	(1,457,536)	169,773,443	14,611,299
International Value ‘P’	92,137,366	66,565	1,271,794	(54,776)	(4,024,824)	86,852,537	7,930,927
Real Estate ‘P’	59,272,490	2,036	3,056,348	625,573	2,677,499	59,521,250	2,458,664
Absolute Return ‘P’	16,264,844	961	512,079	(31,628)	(483,720)	15,238,378	1,632,214
Currency Strategies ‘P’	95,133,762	2,719	5,198,926	497,136	(800,560)	89,634,131	8,307,791
Equity Long/Short ‘P’	94,577,080	1,277	4,852,129	621,243	2,413,865	92,761,336	7,743,205
Global Absolute Return ‘P’	47,615,623	638	2,642,948	166,018	(303,153)	44,836,178	4,152,146
Total	$2,312,923,161	$3,201,966	$66,345,256	$10,927,604	($12,668,606)	$2,248,038,869

As of March 31, 2016, Pacific Life Insurance Company owned 95.26% of the total shares outstanding of the Diversified Alternatives Portfolio.

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the Fund.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Fund’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Fund’s net assets (see Note 3 – Borrowings and Other Financing Transactions).

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The Fund’s manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2016, the Floating Rate Loan Portfolio had unfunded loan commitments of $1,272,445 (see details in the Notes to Schedules of Investments).

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of March 31, 2016, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$393,362,846	$5,407,490	($5,219,105)	$188,385
Diversified Bond	3,719,650,965	133,675,105	(180,345,967)	(46,670,862)
Floating Rate Income	443,508,468	9,884,318	(12,412,587)	(2,528,269)
Floating Rate Loan	747,119,458	4,620,144	(34,104,512)	(29,484,368)
High Yield Bond	1,112,428,679	16,284,110	(80,770,689)	(64,486,579)
Inflation Managed	1,147,260,106	-	(42,284,278)	(42,284,278)
Inflation Strategy	235,841,441	3,134,495	(615,410)	2,519,085
Managed Bond	4,034,368,389	51,303,868	(38,955,341)	12,348,527
Short Duration Bond	1,143,421,853	4,492,668	(4,735,537)	(242,869)
Emerging Markets Debt	894,785,860	20,864,158	(65,413,867)	(44,549,709)
Comstock	1,115,912,591	154,070,094	(79,763,865)	74,306,229
Dividend Growth	561,917,823	143,128,215	(10,005,313)	133,122,902
Equity Index	1,521,995,993	546,588,215	(49,163,747)	497,424,468
Focused Growth	130,363,652	50,561,146	(34,699,451)	15,861,695
Growth	902,159,693	215,638,392	(22,543,425)	193,094,967
Large-Cap Growth	982,348,289	144,072,994	(24,895,744)	119,177,250
Large-Cap Value	1,447,281,605	496,561,376	(63,973,116)	432,588,260
Long/Short Large-Cap	1,495,360,712	67,126,035	(72,498,950)	(5,372,915)
Main Street Core	1,226,357,804	175,494,858	(48,069,905)	127,424,953
Mid-Cap Equity	799,017,198	277,115,130	(255,179,752)	21,935,378
Mid-Cap Growth	576,383,698	57,925,808	(66,798,610)	(8,872,802)
Mid-Cap Value	1,030,506,287	59,113,790	(81,638,701)	(22,524,911)
Small-Cap Equity	567,684,951	94,661,178	(68,353,702)	26,307,476
Small-Cap Growth	459,839,551	24,144,575	(12,667,430)	11,477,145
Small-Cap Index	748,744,167	132,467,540	(112,523,035)	19,944,505
Small-Cap Value	438,674,326	38,630,869	(23,907,451)	14,723,418
Value Advantage	933,450,299	100,092,082	(49,741,471)	50,350,611
Emerging Markets	1,523,072,005	80,434,338	(168,503,084)	(88,068,746)
International Large-Cap	2,241,592,939	111,025,702	(206,422,431)	(95,396,729)
International Small-Cap	1,451,964,236	181,717,955	(108,898,609)	72,819,346
International Value	1,025,248,875	47,457,292	(91,108,916)	(43,651,624)
Health Sciences	338,821,570	22,310,337	(24,881,342)	(2,571,005)
Real Estate	690,209,744	132,756,981	(14,204,090)	118,552,891
Technology	95,178,524	12,820,899	(16,233,931)	(3,413,032)
Absolute Return	1,085,348,370	13,757,588	(6,804,152)	6,953,436
Currency Strategies	1,263,309,168	10,575,573	(8,123,139)	2,452,434
Diversified Alternatives	2,043,949	31,212	(8,600)	22,612
Equity Long/Short	1,171,309,972	-	(10,127)	(10,127)
Global Absolute Return	1,106,817,515	21,249,723	(34,451,830)	(13,202,107)
Pacific Dynamix – Conservative Growth	417,594,200	51,793,690	(781,685)	51,012,005
Pacific Dynamix – Moderate Growth	1,619,511,584	213,700,034	(6,375,867)	207,324,167
Pacific Dynamix – Growth	500,754,433	82,803,615	(3,178,214)	79,625,401
Portfolio Optimization Conservative	2,031,872,461	154,688,876	(15,796,426)	138,892,450
Portfolio Optimization Moderate-Conservative	3,275,850,118	377,115,835	(36,535,637)	340,580,198
Portfolio Optimization Moderate	11,150,794,969	1,544,614,977	(112,880,580)	1,431,734,397
Portfolio Optimization Growth	9,136,030,845	1,428,268,852	(111,070,671)	1,317,198,181
Portfolio Optimization Aggressive-Growth	1,948,358,010	326,685,103	(27,004,244)	299,680,859
PD 1-3 Year Corporate Bond	165,241,455	659,698	(336,617)	323,081
PD Aggregate Bond Index	829,601,574	24,275,393	(3,117,730)	21,157,663
PD High Yield Bond Market	146,270,393	2,223,971	(12,355,336)	(10,131,365)
PD Large-Cap Growth Index	341,995,486	115,839,993	(12,781,328)	103,058,665
PD Large-Cap Value Index	475,642,576	71,828,443	(31,473,870)	40,354,573
PD Small-Cap Growth Index	110,146,008	16,087,530	(15,000,863)	1,086,667
PD Small-Cap Value Index	156,118,413	18,865,878	(22,681,991)	(3,816,113)
PD Emerging Markets	134,031,398	9,597,036	(20,423,418)	(10,826,382)
PD International Large-Cap	401,994,651	44,126,401	(51,891,554)	(7,765,153)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 27, 2016

By:	/s/ Eddie D. Tung
Eddie D. Tung Treasurer (Principal Financial and Accounting Officer)

Date:	May 27, 2016